                                                       -------------------------
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                                                       -------------------------
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                                                       hours per response: 18.9
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07452


                          AIM Variable Insurance Funds
               (Exact name of registrant as specified in charter)


               11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 12/31

Date of reporting period: 6/30/09

Item 1. Reports to Stockholders.

[INVESCO AIM LOGO]           AIM V.I. BASIC BALANCED FUND
 - SERVICE MARK -            Semiannual Report to Shareholders - June 30, 2009

                                         [MOUNTAIN GRAPHIC]

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

Invesco Aim Distributors, Inc.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 12/31/08 to 6/30/09, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares                                                                                                        9.40%
Series II Shares                                                                                                       9.14
S&P 500 Index* (Broad Market Index)                                                                                    3.19
Custom Basic Balanced Index+ (Style-Specific Index)                                                                   -0.40
Lipper VUF Mixed-Asset Target Allocation Moderate Funds Index*
(Peer Group Index)                                                                                                     6.41

*Lipper Inc.; +Invesco Aim, Lipper Inc.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity and their industry.

      The CUSTOM BASIC BALANCED INDEX is an index created by Invesco Aim Advisors, Inc. to benchmark the Fund. The index consists of the following indexes: 60% Russell 1000--REGISTERED TRADEMARK-- Value Index and 40% Barclays Capital U.S. Aggregate Index. The Russell 1000 Value Index measures performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Company. Russell--REGISTERED TRADEMARK-- is a trademark of the Frank Russell Company. The Barclays Capital U.S. Aggregate Index covers U.S. investment-grade fixed-rate bonds with components for government and corporate securities, mortgage pass-throughs and asset-backed securities.

      The LIPPER VUF MIXED-ASSET TARGET ALLOCATION MODERATE FUNDS INDEX is an equally weighted representation of the largest variable insurance underlying funds in the Lipper Mixed-Asset Target Allocation Moderate Funds category. These funds, by portfolio practice, maintain a mix of between 40%-60% equity securities, with the remainder invested in bonds, cash and cash equivalents.

      The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

      A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group reflects fund expenses; performance of a market index does not.

AVERAGE ANNUAL TOTAL RETURNS
As of 6/30/09

SERIES I SHARES

Inception (5/1/98)                                         -0.43%
10 Years                                                   -2.23
 5 Years                                                   -3.59
 1 Year                                                   -23.38

SERIES II SHARES
10 Years                                                   -2.48%
 5 Years                                                   -3.84
 1 Year                                                   -23.58

SERIES II SHARES' INCEPTION DATE IS JANUARY 24, 2002. RETURNS SINCE THAT DATE ARE HISTORICAL. ALL OTHER RETURNS ARE THE BLENDED RETURNS OF THE HISTORICAL PERFORMANCE OF SERIES II SHARES SINCE THEIR INCEPTION AND THE RESTATED HISTORICAL PERFORMANCE OF SERIES I SHARES (FOR PERIODS PRIOR TO INCEPTION OF SERIES II SHARES) ADJUSTED TO REFLECT THE RULE 12B-1 FEES APPLICABLE TO SERIES II SHARES. THE INCEPTION DATE OF SERIES I SHARES IS MAY 1, 1998.

      THE PERFORMANCE OF THE FUND'S SERIES I AND SERIES II SHARE CLASSES WILL DIFFER PRIMARILY DUE TO DIFFERENT CLASS EXPENSES.

      THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE CONTACT YOUR VARIABLE PRODUCT ISSUER OR FINANCIAL ADVISOR FOR THE MOST RECENT MONTH-END VARIABLE PRODUCT PERFORMANCE. PERFORMANCE FIGURES REFLECT FUND EXPENSES, REINVESTED DISTRIBUTIONS AND CHANGES IN NET ASSET VALUE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES.

      THE NET ANNUAL FUND OPERATING EXPENSE RATIO SET FORTH IN THE MOST RECENT FUND PROSPECTUS AS OF THE DATE OF THIS REPORT FOR SERIES I AND SERIES II SHARES WAS 0.91% AND 1.16%, RESPECTIVELY.1,2 THE TOTAL ANNUAL FUND OPERATING EXPENSE RATIO SET FORTH IN THE MOST RECENT FUND PROSPECTUS AS OF THE DATE OF THIS REPORT FOR SERIES I AND SERIES II SHARES WAS 1.35% AND 1.60%, RESPECTIVELY. THE EXPENSE RATIOS PRESENTED ABOVE MAY VARY FROM THE EXPENSE RATIOS PRESENTED IN OTHER SECTIONS OF THIS REPORT THAT ARE BASED ON EXPENSES INCURRED DURING THE PERIOD COVERED BY THIS REPORT.

      AIM V.I. BASIC BALANCED FUND, A SERIES PORTFOLIO OF AIM VARIABLE INSURANCE FUNDS, IS CURRENTLY OFFERED THROUGH INSURANCE COMPANIES ISSUING VARIABLE PRODUCTS. YOU CANNOT PURCHASE SHARES OF THE FUND DIRECTLY. PERFORMANCE FIGURES GIVEN REPRESENT THE FUND AND ARE NOT INTENDED TO REFLECT ACTUAL VARIABLE PRODUCT VALUES. THEY DO NOT REFLECT SALES CHARGES, EXPENSES AND FEES ASSESSED IN CONNECTION WITH A VARIABLE PRODUCT. SALES CHARGES, EXPENSES AND FEES, WHICH ARE DETERMINED BY THE VARIABLE PRODUCT ISSUERS, WILL VARY AND WILL LOWER THE TOTAL RETURN.

      THE MOST RECENT MONTH-END PERFORMANCE DATA AT THE FUND LEVEL, EXCLUDING VARIABLE PRODUCT CHARGES, IS AVAILABLE ON THE INVESCO AIM AUTOMATED INFORMATION LINE, 866 702 4402. AS MENTIONED ABOVE, FOR THE MOST RECENT MONTH-END PERFORMANCE INCLUDING VARIABLE PRODUCT CHARGES, PLEASE CONTACT YOUR VARIABLE PRODUCT ISSUER OR FINANCIAL ADVISOR.

      HAD THE ADVISOR NOT WAIVED FEES AND/ OR REIMBURSED EXPENSES, PERFORMANCE WOULD HAVE BEEN LOWER.

1 The total annual operating expenses less contractual advisor fee waivers by the advisor in effect through at least June 30, 2010. See current prospectus for more information.

2 Total annual operating expenses less any contractual fee waivers and/or expense reimbursements by the advisor in effect through at least April 30, 2010. See current prospectus for more information.

AIM V.I. BASIC BALANCED FUND

SCHEDULE OF INVESTMENTS(a)

June 30, 2009
(Unaudited)




                                                       SHARES         VALUE
------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-72.27%

ADVERTISING-4.01%

Interpublic Group of Cos., Inc. (The)(b)                 90,597    $   457,515
------------------------------------------------------------------------------
Omnicom Group Inc.                                       23,793        751,383
==============================================================================
                                                                     1,208,898
==============================================================================


AEROSPACE & DEFENSE-0.25%

Honeywell International Inc.                              2,445         76,773
==============================================================================


APPAREL RETAIL-0.78%

Gap, Inc. (The)                                          14,323        234,897
==============================================================================


ASSET MANAGEMENT & CUSTODY BANKS-1.94%

State Street Corp.                                       12,412        585,846
==============================================================================


BREWERS-1.67%

Molson Coors Brewing Co.-Class B                         11,907        504,023
==============================================================================


COMMUNICATIONS EQUIPMENT-1.53%

Nokia Corp.-ADR (Finland)                                31,593        460,626
==============================================================================


COMPUTER HARDWARE-2.93%

Dell Inc.(b)                                             64,342        883,416
==============================================================================


CONSTRUCTION MATERIALS-1.29%

Cemex S.A.B. de C.V.-ADR (Mexico)(b)                     41,671        389,205
==============================================================================


CONSUMER FINANCE-3.87%

American Express Co.                                     28,424        660,574
------------------------------------------------------------------------------
SLM Corp.(b)                                             49,333        506,650
==============================================================================
                                                                     1,167,224
==============================================================================


DATA PROCESSING & OUTSOURCED SERVICES-1.17%

Western Union Co.                                        21,481        352,288
==============================================================================


DEPARTMENT STORES-1.67%

Kohl's Corp.(b)                                           6,765        289,204
------------------------------------------------------------------------------
Nordstrom, Inc.                                          10,756        213,937
==============================================================================
                                                                       503,141
==============================================================================


DIVERSIFIED CAPITAL MARKETS-1.08%

UBS AG (Switzerland)(b)                                  26,695        325,946
==============================================================================


EDUCATION SERVICES-0.43%

Apollo Group, Inc.-Class A(b)                             1,842        131,003
==============================================================================


ELECTRONIC MANUFACTURING SERVICES-1.77%

Tyco Electronics Ltd. (Switzerland)                      28,786        535,132
==============================================================================


GENERAL MERCHANDISE STORES-2.15%

Target Corp.                                             16,430        648,492
==============================================================================


HEALTH CARE DISTRIBUTORS-0.77%

Cardinal Health, Inc.                                     7,597        232,088
==============================================================================


HEALTH CARE EQUIPMENT-1.13%

Baxter International Inc.                                 6,417        339,844
==============================================================================


HOME IMPROVEMENT RETAIL-1.83%

Home Depot, Inc. (The)                                   23,339        551,501
==============================================================================


HOTELS, RESORTS & CRUISE LINES-0.86%

Marriott International, Inc.-Class A                     11,730        258,884
==============================================================================


HOUSEHOLD APPLIANCES-0.94%

Whirlpool Corp.                                           6,682        284,386
==============================================================================


HUMAN RESOURCE & EMPLOYMENT SERVICES-3.00%

Robert Half International, Inc.                          38,375        906,418
==============================================================================


INDUSTRIAL CONGLOMERATES-1.24%

Tyco International Ltd.                                  14,448        375,359
==============================================================================


INDUSTRIAL MACHINERY-2.92%

Illinois Tool Works Inc.                                 16,465        614,803
------------------------------------------------------------------------------
Ingersoll-Rand PLC-Class A                               12,688        265,179
==============================================================================
                                                                       879,982
==============================================================================


INVESTMENT BANKING & BROKERAGE-2.11%

Morgan Stanley                                           22,355        637,341
==============================================================================


MANAGED HEALTH CARE-5.43%

Aetna Inc.                                               24,443        612,297
------------------------------------------------------------------------------
UnitedHealth Group Inc.                                  41,013      1,024,505
==============================================================================
                                                                     1,636,802
==============================================================================


MOVIES & ENTERTAINMENT-0.81%

Walt Disney Co. (The)                                    10,426        243,239
==============================================================================


OIL & GAS DRILLING-0.47%

Transocean Ltd.(b)                                        1,924        142,934
==============================================================================


OIL & GAS EQUIPMENT & SERVICES-2.38%

Halliburton Co.                                          16,532        342,212
------------------------------------------------------------------------------
Schlumberger Ltd.                                         6,971        377,201
==============================================================================
                                                                       719,413
==============================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-4.15%

Bank of America Corp.                                    26,562        350,618
------------------------------------------------------------------------------
Citigroup Inc.(b)                                        58,846        174,773
------------------------------------------------------------------------------
JPMorgan Chase & Co.                                     21,293        726,304
==============================================================================
                                                                     1,251,695
==============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. BASIC BALANCED FUND

                                                       SHARES         VALUE
------------------------------------------------------------------------------
PACKAGED FOODS & MEATS-0.88%

Unilever N.V. (Netherlands)                              11,006    $   265,521
==============================================================================


PHARMACEUTICALS-0.70%

Sanofi-Aventis S.A. (France)                              3,618        212,436
==============================================================================


PROPERTY & CASUALTY INSURANCE-2.15%

XL Capital Ltd.-Class A                                  56,628        648,957
==============================================================================


PUBLISHING-0.82%

McGraw-Hill Cos., Inc. (The)                              8,186        246,480
==============================================================================


REGIONAL BANKS-0.56%

Fifth Third Bancorp                                      23,941        169,981
==============================================================================


SEMICONDUCTOR EQUIPMENT-5.80%

ASML Holding N.V. (Netherlands)                          53,738      1,165,177
------------------------------------------------------------------------------
KLA-Tencor Corp.                                         23,177        585,219
==============================================================================
                                                                     1,750,396
==============================================================================


SEMICONDUCTORS-1.25%

Maxim Integrated Products, Inc.                          24,091        377,988
==============================================================================


SPECIALIZED FINANCE-2.77%

Moody's Corp.                                            31,727        836,006
==============================================================================


SYSTEMS SOFTWARE-2.76%

CA, Inc.                                                 20,694        360,697
------------------------------------------------------------------------------
Microsoft Corp.                                          19,847        471,763
==============================================================================
                                                                       832,460
==============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $27,255,718)                                           21,807,021
==============================================================================


                                                      PRINCIPAL
                                                       AMOUNT

U.S. GOVERNMENT SPONSORED MORTGAGE-BACKED SECURITIES-13.41%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-4.02%

Pass Through Ctfs.,
  7.00%, 06/01/15 to 06/01/32                        $   88,119         96,090
------------------------------------------------------------------------------
  7.50%, 11/01/30 to 05/01/31                            14,939         16,187
------------------------------------------------------------------------------
  6.50%, 08/01/32                                         4,165          4,466
------------------------------------------------------------------------------
  5.50%, 01/01/35 to 02/01/37                           458,283        474,911
------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  4.50%, 07/01/39(c)(d)                                 260,000        258,863
------------------------------------------------------------------------------
  5.50%, 07/01/39(c)                                     50,000         51,617
------------------------------------------------------------------------------
  5.50%, 07/01/39(c)(d)                                 300,000        309,703
==============================================================================
                                                                     1,211,837
==============================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-8.27%

Pass Through Ctfs.,
  7.50%, 11/01/15 to 03/01/31                            77,918         86,564
------------------------------------------------------------------------------
  7.00%, 02/01/16 to 09/01/32                            23,570         25,440
------------------------------------------------------------------------------
  6.50%, 07/01/16 to 10/01/35                            72,664         78,628
------------------------------------------------------------------------------
  6.00%, 01/01/17 to 03/01/37                           278,285        291,617
------------------------------------------------------------------------------
  5.50%, 03/01/21                                         1,157          1,213
------------------------------------------------------------------------------
  8.00%, 08/01/21 to 12/01/23                            13,607         14,782
------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  4.00%, 07/01/24(c)(d)                                 300,000        300,094
------------------------------------------------------------------------------
  4.50%, 07/01/24 to 07/01/39(c)(d)                     400,000        405,906
------------------------------------------------------------------------------
  5.00%, 07/01/24 to 07/01/39(c)(d)                   1,010,000      1,031,114
------------------------------------------------------------------------------
  6.00%, 07/01/39(c)(d)                                 250,000        261,289
==============================================================================
                                                                     2,496,647
==============================================================================


GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)-1.12%

Pass Through Ctfs.,
  7.50%, 06/15/23 to 10/15/31                            28,899         31,675
------------------------------------------------------------------------------
  8.50%, 11/15/24                                        29,225         31,668
------------------------------------------------------------------------------
  8.00%, 08/15/25                                         8,102          8,929
------------------------------------------------------------------------------
  6.50%, 03/15/29 to 01/15/37                           242,966        265,704
==============================================================================
                                                                       337,976
==============================================================================
     Total U.S. Government Sponsored Mortgage-
       Backed Securities (Cost $4,010,345)                           4,046,460
==============================================================================



BONDS & NOTES-12.63%

AEROSPACE & DEFENSE-0.36%

BAE Systems Holdings Inc.,
  Sr. Unsec. Gtd. Notes,
  4.95%, 06/01/14(e)                                     20,000         20,039
------------------------------------------------------------------------------
  6.38%, 06/01/19(e)                                     30,000         30,666
------------------------------------------------------------------------------
Honeywell International Inc.,
  Sr. Unsec. Unsub. Notes,
  5.00%, 02/15/19                                        55,000         56,157
==============================================================================
                                                                       106,862
==============================================================================


ASSET MANAGEMENT & CUSTODY BANKS-0.14%

Bank of New York Mellon Corp. (The),
  Sr. Unsec. Notes,
  4.30%, 05/15/14                                        15,000         15,359
------------------------------------------------------------------------------
  5.45%, 05/15/19                                        25,000         25,719
==============================================================================
                                                                        41,078
==============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. BASIC BALANCED FUND

                                                      PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
BROADCASTING-0.23%

COX Communications Inc.,
  Sr. Unsec. Bonds,
  8.38%, 03/01/39(e)                                 $   30,000    $    33,388
------------------------------------------------------------------------------
COX Enterprises Inc.,
  Sr. Unsec. Notes,
  7.88%, 09/15/10(e)                                     35,000         36,287
==============================================================================
                                                                        69,675
==============================================================================


BUILDING PRODUCTS-0.13%

Owens Corning Inc.,
  Unsec. Gtd. Sub. Notes,
  9.00%, 06/15/19                                        40,000         38,950
==============================================================================


CABLE & SATELLITE-0.17%

Comcast Corp.,
  Sr. Unsec. Gtd. Notes,
  6.55%, 07/01/39                                        50,000         50,153
==============================================================================


COMMUNICATIONS EQUIPMENT-0.12%

Nokia Corp. (Finland),
  Sr. Unsec. Global Notes,
  6.63%, 05/15/39                                        35,000         36,769
==============================================================================


CONSUMER FINANCE-0.26%

American Express Co.,
  Sr. Unsec. Notes,
  8.13%, 05/20/19                                        75,000         78,376
==============================================================================


DIVERSIFIED BANKS-1.02%

Barclays Bank PLC (United Kingdom),
  Sr. Unsec. Unsub. Global Notes,
  6.75%, 05/22/19                                        55,000         55,248
------------------------------------------------------------------------------
Centura Capital Trust I,
  Jr. Gtd. Sub. Trust Pfd. Capital Securities,
  8.85%, 06/01/27(e)                                     50,000         45,115
------------------------------------------------------------------------------
Lloyds TSB Bank PLC (United Kingdom),
  Sr. Unsec. Floating Rate Medium-Term Euro Notes,
  4.61%, 04/17/14(f)                                     58,500         58,247
------------------------------------------------------------------------------
National Bank of Canada (Canada),
  Unsec. Sub. Floating Rate Euro Deb.,
  1.94%, 08/29/87(f)                                     60,000         26,867
------------------------------------------------------------------------------
Standard Chartered PLC (United Kingdom),
  Sr. Notes,
  5.50%, 11/18/14(e)                                    100,000        101,618
------------------------------------------------------------------------------
Wachovia Corp.-Series G,
  Sr. Unsec. Medium-Term Notes,
  5.50%, 05/01/13                                        20,000         20,711
==============================================================================
                                                                       307,806
==============================================================================


ELECTRIC UTILITIES-0.57%

Carolina Power & Light Co.,
  Sec. First Mortgage Bonds,
  5.30%, 01/15/19                                        15,000         15,714
------------------------------------------------------------------------------
DCP Midstream LLC,
  Sr. Unsec. Notes,
  7.88%, 08/16/10                                        85,000         88,635
------------------------------------------------------------------------------
PPL Electric Utilities Corp.,
  Sec. First Mortgage Bonds,
  6.25%, 05/15/39                                        50,000         53,318
------------------------------------------------------------------------------
Virginia Electric & Power Co.,
  Sr. Unsec. Notes,
  5.00%, 06/30/19                                        15,000         15,146
==============================================================================
                                                                       172,813
==============================================================================


HEALTH CARE SERVICES-0.07%

Express Scripts Inc.,
  Sr. Unsec. Global Notes,
  6.25%, 06/15/14                                        20,000         21,082
==============================================================================


INTEGRATED OIL & GAS-0.07%

Husky Energy Inc. (Canada),
  Sr. Unsec. Unsub. Global Notes,
  7.25%, 12/15/19                                        20,000         21,790
==============================================================================


INTEGRATED TELECOMMUNICATION SERVICES-0.61%

AT&T Inc.,
  Sr. Unsec. Unsub. Global Notes,
  6.55%, 02/15/39                                        25,000         25,404
------------------------------------------------------------------------------
Verizon Wireless Capital LLC,
  Notes,
  3.75%, 05/20/11(e)                                     60,000         61,200
------------------------------------------------------------------------------
Windstream Georgia Communications Corp.,
  Sr. Unsec. Deb.,
  6.50%, 11/15/13                                        98,000         98,229
==============================================================================
                                                                       184,833
==============================================================================


INVESTMENT BANKING & BROKERAGE-2.54%

Bear Stearns Cos. LLC (The),
  Sr. Unsec. Unsub. Floating Rate Notes,
  1.51%, 07/19/10(f)                                    180,000        180,223
------------------------------------------------------------------------------
Charles Schwab Corp. (The),
  Sr. Unsec. Notes,
  4.95%, 06/01/14                                        80,000         81,851
------------------------------------------------------------------------------
Goldman Sachs Group Inc. (The),
  Sr. Unsec. Global Notes,
  7.50%, 02/15/19                                        40,000         42,844
------------------------------------------------------------------------------
Jefferies Group Inc.,
  Sr. Unsec. Deb.,
  6.45%, 06/08/27                                        50,000         37,460
------------------------------------------------------------------------------
  Sr. Unsec. Notes,
  5.88%, 06/08/14                                       230,000        209,305
------------------------------------------------------------------------------
Merrill Lynch & Co. Inc.,
  Sr. Unsec. Medium-Term Notes,
  6.88%, 04/25/18                                        85,000         77,579
------------------------------------------------------------------------------
Morgan Stanley,
  Sr. Unsec. Medium-Term Global Notes,
  6.00%, 05/13/14                                        40,000         40,748
------------------------------------------------------------------------------
  Series F, Sr. Unsec. Medium-Term Global Notes,
  5.95%, 12/28/17                                       100,000         96,310
==============================================================================
                                                                       766,320
==============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. BASIC BALANCED FUND

                                                      PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE-0.98%

Hartford Life Global Funding Trusts,
  Sr. Sec. Unsub. Floating Rate Medium-Term Notes,
  0.92%, 10/15/09(f)                                 $   50,000    $    49,694
------------------------------------------------------------------------------
MetLife Inc.,
  Sr. Unsec. Notes,
  6.75%, 06/01/16                                        75,000         76,507
------------------------------------------------------------------------------
  Unsec. Global Notes,
  7.72%, 02/15/19                                        75,000         80,214
------------------------------------------------------------------------------
Prudential Financial Inc.,
  Jr. Unsec. Sub. Global Notes,
  8.88%, 06/15/38                                        70,000         59,136
------------------------------------------------------------------------------
  Sr. Notes,
  7.38%, 06/15/19                                        30,000         29,495
==============================================================================
                                                                       295,046
==============================================================================


MORTGAGE BACKED SECURITIES-0.45%

U.S. Bank N.A.,
  Sr. Unsec. Medium-Term Global Notes,
  5.92%, 05/25/12                                       132,718        134,498
==============================================================================


MOVIES & ENTERTAINMENT-0.10%

Time Warner Cable Inc.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  6.75%, 07/01/18                                        30,000         31,292
==============================================================================


MULTI-LINE INSURANCE-0.86%

American Financial Group Inc.,
  Sr. Notes,
  9.88%, 06/15/19                                       165,000        164,087
------------------------------------------------------------------------------
Liberty Mutual Group Inc.,
  Sr. Unsec. Notes,
  5.75%, 03/15/14(e)                                     45,000         35,764
------------------------------------------------------------------------------
Nationwide Mutual Insurance Co.,
  Unsec. Sub. Notes,
  5.81%, 12/15/24(e)                                    100,000         60,616
==============================================================================
                                                                       260,467
==============================================================================


OIL & GAS DRILLING-0.21%

Pride International Inc.,
  Sr. Unsec. Notes,
  8.50%, 06/15/19                                        65,000         64,513
==============================================================================


OIL & GAS EXPLORATION & PRODUCTION-0.55%

Anadarko Petroleum Corp.,
  Sr. Unsec. Notes,
  7.63%, 03/15/14                                        70,000         75,924
------------------------------------------------------------------------------
EOG Resources Inc.,
  Sr. Unsec. Notes,
  5.63%, 06/01/19                                        35,000         36,756
------------------------------------------------------------------------------
Petroleos Mexicanos (Mexico),
  Notes,
  8.00%, 05/03/19(e)                                     50,000         53,764
==============================================================================
                                                                       166,444
==============================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-0.89%

Bank of America Corp.,
  Sr. Global Notes,
  7.63%, 06/01/19                                        75,000         75,490
------------------------------------------------------------------------------
General Electric Capital Corp.,
  Sr. Unsec. Unsub. Global Notes,
  5.90%, 05/13/14                                        75,000         77,097
------------------------------------------------------------------------------
JPMorgan Chase & Co.,
  Sr. Unsec. Global Notes,
  4.75%, 05/01/13                                        65,000         66,440
------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes,
  6.30%, 04/23/19                                        20,000         20,390
------------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico)-Series 1999-2, Class
  A1, Sr. Unsec. Global Bonds,
  9.69%, 08/15/09                                        28,000         28,202
------------------------------------------------------------------------------
Twin Reefs Pass-Through Trust,
  Floating Rate Pass Through Ctfs. Notes,
  1.39% (Acquired 12/07/04; Cost
  $90,000)(e)(f)(g)(h)                                   90,000            292
------------------------------------------------------------------------------
Two-Rock Pass-Through Trust (Bermuda),
  Floating Rate Pass Through Ctfs.,
  1.90% (Acquired 11/10/06; Cost
  $100,118)(e)(f)(g)                                    100,000            325
==============================================================================
                                                                       268,236
==============================================================================


PACKAGED FOODS & MEATS-0.27%

Kraft Foods Inc.,
  Sr. Unsec. Notes,
  6.88%, 01/26/39                                        75,000         80,029
==============================================================================


PROPERTY & CASUALTY INSURANCE-0.24%

Chubb Corp.,
  Sr. Unsec. Notes,
  5.75%, 05/15/18                                        30,000         31,636
------------------------------------------------------------------------------
Travelers Cos. Inc. (The),
  Sr. Unsec. Global Notes,
  5.90%, 06/02/19                                        40,000         41,595
==============================================================================
                                                                        73,231
==============================================================================


REGIONAL BANKS-0.19%

PNC Capital Trust C,
  Jr. Unsec. Gtd. Sub. Floating Rate Trust Pfd.
  Capital Securities,
  1.24%, 06/01/28(f)                                    100,000         56,942
==============================================================================


REINSURANCE-0.08%

Stingray Pass-Through Trust,
  Pass Through Ctfs.,
  5.90%, 01/12/15 (Acquired 01/07/05-11/03/05;
  Cost $196,920)(e)                                     200,000         24,000
==============================================================================


RESEARCH & CONSULTING SERVICES-0.40%

Erac USA Finance Co.,
  Unsec. Gtd. Notes,
  5.80%, 10/15/12(e)                                    130,000        121,399
==============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. BASIC BALANCED FUND

                                                      PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------
RETAIL REIT'S-0.08%

Simon Property Group LP,
  Sr. Unsec. Notes,
  6.75%, 05/15/14                                    $   25,000    $    25,206
==============================================================================


STEEL-0.05%

ArcelorMittal (Luxembourg),
  Sr. Unsec. Unsub. Global Notes,
  9.00%, 02/15/15                                        15,000         15,830
==============================================================================


TOBACCO-0.35%

Philip Morris International Inc.,
  Sr. Unsec. Unsub. Global Notes,
  5.65%, 05/16/18                                       100,000        104,383
==============================================================================


TRADING COMPANIES & DISTRIBUTORS-0.21%

GATX Corp.,
  Sr. Notes,
  8.75%, 05/15/14                                        60,000         62,214
==============================================================================


TRUCKING-0.43%

Stagecoach Transport Holdings PLC (The) (United
  Kingdom),
  Sr. Unsec. Unsub. Yankee Notes,
  8.63%, 11/15/09                                       130,000        130,247
==============================================================================
     Total Bonds & Notes (Cost $4,285,386)                           3,810,484
==============================================================================



ASSET-BACKED SECURITIES-6.30%

BA Master Credit Card Trust II-Series 99-J, Class
  A, Sec. Euro Note,
  7.00%, 02/15/12                                        80,000         80,978
------------------------------------------------------------------------------
Bear Stearns Adjustable Rate Mortgage Trust-Series
  2003-6, Class 1A3, Pass Through Ctfs.,
  4.56%, 08/25/33                                        54,930         45,884
------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities,
  Series 2004-PWR6, Class A6, Pass Through Ctfs.,
  4.83%, 11/11/41                                        80,000         71,066
------------------------------------------------------------------------------
  Series 2005-PWR8, Class A4, Pass Through Ctfs.,
  4.67%, 06/11/41                                        45,000         38,856
------------------------------------------------------------------------------
  Series 2006-PW11, Class A4, Pass Through Ctfs.,
  5.46%, 03/11/39                                       100,000         86,095
------------------------------------------------------------------------------
  Series 2006-T24, Class A4, Pass Through Ctfs.,
  5.54%, 10/12/41                                        50,000         42,599
------------------------------------------------------------------------------
Chase Issuance Trust,
  Series 2007-A17, Class A, Pass Through Ctfs.,
  5.12%, 10/15/14                                        80,000         83,629
------------------------------------------------------------------------------
  Series 2009-A3, Class A3, Pass Through Ctfs.,
  2.40%, 06/17/13                                        50,000         49,668
------------------------------------------------------------------------------
Citicorp Lease Pass-Through Trust-Series 1999-1,
  Class A2, Pass Through Ctfs.,
  8.04%, 12/15/19(e)                                    325,000        296,048
------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust Inc.-Series 2004-
  UST1, Class A4, Pass Through Ctfs.,
  3.44%, 08/25/34                                       114,679        105,319
------------------------------------------------------------------------------
Countrywide Asset-Backed Ctfs.-Series 2007-4,
  Class A1B, Pass Through Ctfs.,
  5.81%, 09/25/37                                        66,373         61,239
------------------------------------------------------------------------------
Goldman Sachs Mortgage Securities Corp. II-Series
  2005 GG4, Class A4A, Pass Through Ctfs.,
  4.75%, 07/10/39                                       125,000        106,405
------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust-Series 2009-2,
  Class A3, Pass Through Ctfs.,
  2.79%, 01/15/13                                        45,000         45,341
------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust-Series 2001-WM,
  Class A2, Pass Through Ctfs.,
  6.53%, 07/14/16(e)                                     80,000         82,376
------------------------------------------------------------------------------
Morgan Stanley Capital I,
  Series 2005-HQ7, Class A4, Pass Through Ctfs.,
  5.21%, 11/14/42                                        60,000         53,027
------------------------------------------------------------------------------
  Series 2005-T19, Class A4A, Pass Through Ctfs.,
  4.89%, 06/12/47                                        80,000         70,312
------------------------------------------------------------------------------
  Series 2008-T29, Class A1, Pass Through Ctfs.,
  6.23%, 01/11/43                                        53,136         54,276
------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust-Series 2006-B,
  Class A4, Pass Through Ctfs.,
  5.22%, 11/15/11                                        46,009         46,867
------------------------------------------------------------------------------
Option One Mortgage Securities Corp.-Series 2007-
  4A, Floating Rate Notes,
  0.41%, 04/25/12 (Acquired 05/11/07; Cost
  $47,228)(e)(f)                                         47,228         18,891
------------------------------------------------------------------------------
Structured Asset Securities Corp.-Series 2007-OSI,
  Class A2, Floating Rate Pass Through Ctfs.,
  0.40%, 06/25/37(f)                                     95,292         70,379
------------------------------------------------------------------------------
USAA Auto Owner Trust,
  Series 2006-2, Class A4, Pass Through Ctfs.,
  5.37%, 02/15/12                                        47,342         48,613
------------------------------------------------------------------------------
  Series 2009-1, Class A3, Pass Through Ctfs.,
  3.02%, 06/17/13                                        80,000         81,003
------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust-Series
  2005-C18, Class A4, Pass Through Ctfs.,
  4.94%, 04/15/42                                        80,000         68,510
------------------------------------------------------------------------------
WaMu Mortgage Pass Through Ctfs.-Series 2003-AR8,
  Class A, Floating Rate,
  4.11%, 08/25/33(f)                                     87,496         76,277
------------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities Trust,
  Series 2004-K, Class 1A2, Floating Rate Pass
  Through Ctfs.,
  4.47%, 07/25/34(f)                                     36,812         33,161
------------------------------------------------------------------------------
  Series 2004-Z, Class 2A1, Floating Rate Pass
  Through Ctfs.,
  4.57%, 12/25/34(f)                                     95,000         83,595
==============================================================================
     Total Asset-Backed Securities (Cost
       $2,028,352)                                                   1,900,414
==============================================================================


                                                       SHARES

PREFERRED STOCKS-1.97%

OFFICE SERVICES & SUPPLIES-1.97%

Pitney Bowes International Holdings Inc.-Series D,
  4.85% Pfd. (Cost $578,455)                                  6        594,807
==============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. BASIC BALANCED FUND

                                                      PRINCIPAL
                                                       AMOUNT         VALUE
------------------------------------------------------------------------------

U.S. TREASURY NOTES-0.93%

  4.88%, 08/15/09(i)                                 $   30,000    $    30,169
------------------------------------------------------------------------------
  1.50%, 12/31/13                                       260,000        250,453
==============================================================================
     Total U.S. Treasury Notes (Cost $288,513)                         280,622
==============================================================================



                                                       SHARES         VALUE
------------------------------------------------------------------------------

MONEY MARKET FUNDS-3.31%

Liquid Assets Portfolio-Institutional Class(j)          498,874    $   498,874
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(j)                498,874        498,874
==============================================================================
     Total Money Market Funds (Cost $997,748)                          997,748
==============================================================================
TOTAL INVESTMENTS-110.82% (Cost $39,444,517)                        33,437,556
==============================================================================
OTHER ASSETS LESS LIABILITIES-(10.82)%                              (3,265,730)
==============================================================================
NET ASSETS-100.00%                                                 $30,171,826
______________________________________________________________________________
==============================================================================




Investment Abbreviations:

ADR     - American Depositary Receipt
Ctfs.   - Certificates
Deb.    - Debentures
Gtd.    - Guaranteed
Jr.     - Junior
Pfd.    - Preferred
REIT    - Real Estate Investment Trust
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c)   Security purchased on forward commitment basis.
(d)   This security is subject to dollar roll transactions. See Note 1I.
(e) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2009 was $1,021,788, which represented 3.39% of the Fund's Net Assets.
(f) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2009.
(g)   Perpetual bond with no specified maturity date.
(h) Defaulted security. Currently, the issuer is in default with respect to interest payments. The value of this security at June 30, 2009 represented less than 0.01% of the Fund's Net Assets.
(i) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L and Note 4.
(j) The money market fund and the Fund are affiliated by having the same investment advisor.

PORTFOLIO COMPOSITION

By security type, based on Total Investments as of June 30, 2009



-------------------------------------------------------------------------
Common Stocks & Other Equity Interests                               65.2%
-------------------------------------------------------------------------
U.S. Government Sponsored Mortgage-Backed Securities                 12.1
-------------------------------------------------------------------------
Bonds & Notes                                                        11.4
-------------------------------------------------------------------------
Asset-Backed Securities                                               5.6
-------------------------------------------------------------------------
Preferred Stocks                                                      1.8
-------------------------------------------------------------------------
U.S. Treasury Securities                                              0.9
-------------------------------------------------------------------------
Money Market Funds                                                    3.0
_________________________________________________________________________
=========================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. BASIC BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $38,446,769)                            $ 32,439,808
--------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost          997,748
================================================================================
     Total investments, at value (Cost $39,444,517)                   33,437,556
================================================================================
Cash                                                                       1,468
--------------------------------------------------------------------------------
Foreign currencies, at value (Cost $28)                                       28
--------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                       250,970
--------------------------------------------------------------------------------
  Variation margin                                                         1,667
--------------------------------------------------------------------------------
  Fund shares sold                                                           409
--------------------------------------------------------------------------------
  Dividends and Interest                                                  82,378
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans         21,135
================================================================================
     Total assets                                                     33,795,611
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Investments purchased                                                2,595,746
--------------------------------------------------------------------------------
  Credit default swap agreements close-out                               146,461
--------------------------------------------------------------------------------
  Fund shares reacquired                                                 777,295
--------------------------------------------------------------------------------
  Accrued fees to affiliates                                              27,422
--------------------------------------------------------------------------------
  Accrued other operating expenses                                        47,309
--------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                        29,552
================================================================================
     Total liabilities                                                 3,623,785
================================================================================
Net assets applicable to shares outstanding                         $ 30,171,826
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $ 53,156,114
--------------------------------------------------------------------------------
Undistributed net investment income                                    1,928,628
--------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (18,897,322)
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                                (6,015,594)
================================================================================
                                                                    $ 30,171,826
________________________________________________________________________________
================================================================================



NET ASSETS:

Series I                                                            $ 27,374,563
________________________________________________________________________________
================================================================================
Series II                                                           $  2,797,263
________________________________________________________________________________
================================================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Series I                                                               3,676,519
________________________________________________________________________________
================================================================================
Series II                                                                377,891
________________________________________________________________________________
================================================================================
Series I:
  Net asset value per share                                         $       7.45
________________________________________________________________________________
================================================================================
Series II:
  Net asset value per share                                         $       7.40
________________________________________________________________________________
================================================================================




STATEMENT OF OPERATIONS

For the six months ended June 30, 2009
(Unaudited)




INVESTMENT INCOME:

Interest                                   $   281,690
------------------------------------------------------
Dividends (net of foreign withholding
  taxes of $9,297)                             246,277
------------------------------------------------------
Dividends from affiliated money market
  funds                                          8,508
======================================================
     Total investment income                   536,475
======================================================


EXPENSES:

Advisory fees                                  107,704
------------------------------------------------------
Administrative services fees                    53,611
------------------------------------------------------
Custodian fees                                   7,056
------------------------------------------------------
Distribution fees -- Series II                   3,242
------------------------------------------------------
Transfer agent fees                              4,628
------------------------------------------------------
Trustees' and officers' fees and
  benefits                                      10,689
------------------------------------------------------
Professional services fees                      26,299
------------------------------------------------------
Other                                           16,940
======================================================
     Total expenses                            230,169
======================================================
Less: Fees waived                              (97,789)
======================================================
     Net expenses                              132,380
======================================================
Net investment income                          404,095
======================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net
     gains (losses) from securities sold
     to affiliates of $(21,119))            (3,595,472)
------------------------------------------------------
  Foreign currencies                               342
------------------------------------------------------
  Futures contracts                            (12,062)
------------------------------------------------------
  Swap agreements                              (68,354)
======================================================
                                            (3,675,546)
======================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                      5,747,279
------------------------------------------------------
  Foreign currencies                               571
------------------------------------------------------
  Futures contracts                            (26,288)
------------------------------------------------------
  Swap agreements                               60,365
======================================================
                                             5,781,927
======================================================
Net realized and unrealized gain             2,106,381
======================================================
Net increase in net assets resulting
  from operations                          $ 2,510,476
______________________________________________________
======================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. BASIC BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2009 and the year ended December 31, 2008 (Unaudited)



                                                                             JUNE 30,     DECEMBER 31,
                                                                               2009           2008
------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $   404,095    $  1,486,455
------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                  (3,675,546)     (4,422,833)
------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                       5,781,927     (18,183,564)
======================================================================================================
     Net increase (decrease) in net assets resulting from operations         2,510,476     (21,119,942)
======================================================================================================
Distributions to shareholders from net investment income:
  Series I                                                                          --      (1,806,595)
------------------------------------------------------------------------------------------------------
  Series II                                                                         --        (174,919)
======================================================================================================
     Total distributions from net investment income                                 --      (1,981,514)
======================================================================================================
Share transactions-net:
  Series I                                                                  (2,517,939)    (10,390,808)
------------------------------------------------------------------------------------------------------
  Series II                                                                   (245,883)       (377,217)
======================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                         (2,763,822)    (10,768,025)
======================================================================================================
     Net increase (decrease) in net assets                                    (253,346)    (33,869,481)
======================================================================================================


NET ASSETS:

  Beginning of period                                                       30,425,172      64,294,653
======================================================================================================
  End of period (includes undistributed net investment income of
     $1,928,628 and $1,524,533, respectively)                              $30,171,826    $ 30,425,172
______________________________________________________________________________________________________
======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. BASIC BALANCED FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Basic Balanced Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-one separate portfolios, (each constituting a "Fund"). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

  The Fund's investment objective is long-term growth of capital and current income.

  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products").

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


AIM V.I. BASIC BALANCED FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, management monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are available for issuance. Such events and transactions are monitored through the date of the report of independent registered public accounting firm for audited periods and 45 days from the period end date for all other periods.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS -- The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

        In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.


AIM V.I. BASIC BALANCED FUND

        Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

        At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

        Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

        Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The maximum risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L. FUTURES CONTRACTS -- The Fund may enter into futures contracts to manage exposure to interest rate and equity price movements and currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying instrument for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M. SWAP AGREEMENTS -- The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

        Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

        A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds

AIM V.I. BASIC BALANCED FUND
      issued by the reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer "par value" or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund's exposure to the counterparty.

        Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

        Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain
      (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain
      (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.

N. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $150 million                                            0.75%
-------------------------------------------------------------------
Over $150 million                                             0.50%
___________________________________________________________________
===================================================================




  Through June 30, 2010, the Advisor has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $150 million                                           0.62%
-------------------------------------------------------------------
Next $4.85 billion                                           0.50%
-------------------------------------------------------------------
Next $5 billion                                              0.475%
-------------------------------------------------------------------
Over $10 billion                                             0.45%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 0.91% and Series II shares to 1.16% of average daily net assets, through at least April 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the

AIM V.I. BASIC BALANCED FUND
extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

  Further, the Advisor has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

  For the six months ended June 30, 2009, the Advisor waived advisory fees of $97,789.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2009, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco Aim for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2009, Invesco Aim was paid $24,795 for accounting and fund administrative services and reimbursed $28,816 for services provided by insurance companies.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2009, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                LEVEL 1         LEVEL 2        LEVEL 3        TOTAL
----------------------------------------------------------------------------------------------------------------------
Equity Securities                                             $21,374,071     $ 1,430,698     $594,807     $23,399,576
----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Securities                                               --         280,622           --         280,622
----------------------------------------------------------------------------------------------------------------------
U.S. Government Sponsored Agency Securities                            --       4,046,460           --       4,046,460
----------------------------------------------------------------------------------------------------------------------
Corporate Debt Securities                                              --       3,810,484           --       3,810,484
----------------------------------------------------------------------------------------------------------------------
Asset Backed Securities                                                --       1,900,414           --       1,900,414
======================================================================================================================
                                                                                                            33,437,556
======================================================================================================================
Other Investments*                                                 (9,204)                          --          (9,204)
======================================================================================================================
  Total Investments                                           $21,364,867     $11,468,678     $594,807     $33,428,352
______________________________________________________________________________________________________________________
======================================================================================================================



* Other Investments includes futures, which are included at unrealized appreciation/(depreciation).


AIM V.I. BASIC BALANCED FUND

NOTE 4--DERIVATIVE INVESTMENTS

Effective with the beginning of the Fund's fiscal year, the Fund has adopted the provisions of FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. The adoption of this provision has no impact on the results of operations reported in the financial statements.

VALUE OF DERIVATIVE INSTRUMENTS AT PERIOD-END



  The Table below summarizes the value of the Fund's derivative instruments, detailed by primary risk exposure, held as of June 30, 2009:

                                                                                       VALUE
                                                                              ----------------------
RISK EXPOSURE/ DERIVATIVE TYPE                                                ASSETS     LIABILITIES
----------------------------------------------------------------------------------------------------
Credit Risk
  Credit Default Swaps(a)                                                     $   --      $(146,461)
----------------------------------------------------------------------------------------------------
Interest rate risk
  Futures contracts(b)                                                         4,215        (13,419)
====================================================================================================
                                                                              $4,215      $(159,880)
____________________________________________________________________________________________________
====================================================================================================



(a) Value is disclosed on the Statement of Assets and Liabilities under Credit default swap agreements close-out. Contracts were closed upon the declaration of bankruptcy by Lehman Brothers Holdings Inc. on September 15, 2008.

(b) Includes cumulative appreciation (depreciation) of futures contracts. Only current day's variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS FOR THE SIX MONTHS ENDED JUNE 30, 2009

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

                                                                          LOCATION OF GAIN (LOSS) ON
                                                                           STATEMENT OF OPERATIONS
                                                                        -----------------------------
                                                                        FUTURES*     SWAP AGREEMENTS*
-----------------------------------------------------------------------------------------------------
Realized Gain (Loss)
  Credit risk                                                           $     --         $(68,354)
-----------------------------------------------------------------------------------------------------
  Interest rate risk                                                     (12,062)              --
=====================================================================================================
Subtotal                                                                $(12,062)        $(68,354)
=====================================================================================================
Change in Unrealized Appreciation (Depreciation)
  Credit risk                                                           $     --         $ 60,365
-----------------------------------------------------------------------------------------------------
  Interest rate risk                                                     (26,288)              --
=====================================================================================================
Subtotal                                                                $(26,288)        $ 60,365
=====================================================================================================
Total                                                                   $(38,350)        $ (7,989)
_____________________________________________________________________________________________________
=====================================================================================================



* The average value outstanding of futures and swap agreements during the period was $612,676 and $2,625,000, respectively.

FUTURES CONTRACTS

                                                  OPEN FUTURES CONTRACTS
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             UNREALIZED
                                                         NUMBER OF          MONTH/                          APPRECIATION
CONTRACT                                                 CONTRACTS        COMMITMENT          VALUE        (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes                                    5         September/Long     $ 1,081,094         $(2,087)
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                                    4         September/Long         458,875           1,570
=========================================================================================================================
  Subtotal                                                                                 $ 1,539,969         $  (517)
=========================================================================================================================
U.S. Treasury 10 Year Notes                                  10        September/Short      (1,162,656)         (1,019)
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Long Bonds                                      2        September/Short        (236,719)         (7,668)
=========================================================================================================================
  Subtotal                                                                                 $(1,399,375)        $(8,687)
=========================================================================================================================
     Total                                                                                                     $(9,204)
_________________________________________________________________________________________________________________________
=========================================================================================================================





AIM V.I. BASIC BALANCED FUND

NOTE 5--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2009, the Fund engaged in securities purchases of $151,114 and securities sales of $60,500, which resulted in net realized gains (losses) of $(21,119).

NOTE 6--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2009, the Fund paid legal fees of $1,459 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of December 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
December 31, 2010                                                                  $10,514,572
-----------------------------------------------------------------------------------------------
December 31, 2016                                                                    3,766,094
===============================================================================================
Total capital loss carryforward                                                    $14,280,666
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2009 was $8,080,555 and $8,537,463, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                           $ 1,698,116
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                          (8,438,494)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                  $(6,740,378)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $40,177,934.




AIM V.I. BASIC BALANCED FUND

NOTE 10--SHARE INFORMATION


                                                                               SUMMARY OF SHARE ACTIVITY
-----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                   JUNE 30, 2009(a)              DECEMBER 31, 2008
                                                               ------------------------     ---------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                      213,017     $ 1,423,157        213,379     $  1,989,301
-----------------------------------------------------------------------------------------------------------------------
  Series II                                                      16,989         114,028         39,073          381,508
=======================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                           --              --        265,676        1,806,595
-----------------------------------------------------------------------------------------------------------------------
  Series II                                                          --              --         25,837          174,919
=======================================================================================================================
Reacquired:
  Series I                                                     (586,317)     (3,941,096)    (1,426,183)     (14,186,704)
-----------------------------------------------------------------------------------------------------------------------
  Series II                                                     (56,254)       (359,911)       (99,172)        (933,644)
=======================================================================================================================
     Net increase (decrease) in share activity                 (412,565)    $(2,763,822)      (981,390)    $(10,768,025)
_______________________________________________________________________________________________________________________
=======================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 83% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and or Invesco Aim affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET              ON SECURITIES               DIVIDENDS
                             VALUE,       NET         (BOTH      TOTAL FROM   FROM NET    NET ASSET                 NET ASSETS,
                           BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT  VALUE, END     TOTAL      END OF PERIOD
                           OF PERIOD   INCOME(a)   UNREALIZED)   OPERATIONS    INCOME     OF PERIOD   RETURN(b)   (000S OMITTED)
--------------------------------------------------------------------------------------------------------------------------------
SERIES I
Six months ended 06/30/09    $ 6.81      $0.09        $ 0.55       $ 0.64      $   --      $ 7.45         9.40%       $27,375
Year ended 12/31/08           11.81       0.31         (4.84)       (4.53)      (0.47)       6.81       (38.32)        27,596
Year ended 12/31/07           11.92       0.28         (0.01)        0.27       (0.38)      11.81         2.20         59,000
Year ended 12/31/06           10.99       0.25          0.91         1.16       (0.23)      11.92        10.55         84,212
Year ended 12/31/05           10.59       0.18          0.38         0.56       (0.16)      10.99         5.29         90,633
Year ended 12/31/04            9.99       0.13          0.62         0.75       (0.15)      10.59         7.52         99,070
--------------------------------------------------------------------------------------------------------------------------------
SERIES II
Six months ended 06/30/09      6.78       0.09          0.53         0.62          --        7.40         9.14          2,797
Year ended 12/31/08           11.73       0.28         (4.79)       (4.51)      (0.44)       6.78       (38.46)         2,829
Year ended 12/31/07           11.84       0.25         (0.01)        0.24       (0.35)      11.73         1.94          5,295
Year ended 12/31/06           10.91       0.22          0.91         1.13       (0.20)      11.84        10.36          5,878
Year ended 12/31/05           10.53       0.15          0.37         0.52       (0.14)      10.91         4.91          5,870
Year ended 12/31/04            9.95       0.10          0.62         0.72       (0.14)      10.53         7.24          5,642
________________________________________________________________________________________________________________________________
================================================================================================================================

                               RATIO OF          RATIO OF
                               EXPENSES          EXPENSES
                              TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                              NET ASSETS      ASSETS WITHOUT   INVESTMENT
                           WITH FEE WAIVERS    FEE WAIVERS       INCOME
                            AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE    PORTFOLIO
                               ABSORBED          ABSORBED      NET ASSETS   TURNOVER(c)
---------------------------------------------------------------------------------------
SERIES I
Six months ended 06/30/09        0.90%(d)          1.58%(d)       2.84%(d)       31%
Year ended 12/31/08              0.91              1.35           3.11           50
Year ended 12/31/07              0.91              1.18           2.31           47
Year ended 12/31/06              0.91              1.15           2.16           44
Year ended 12/31/05              0.95              1.15           1.68           44
Year ended 12/31/04              1.12              1.12           1.24           51
---------------------------------------------------------------------------------------
SERIES II
Six months ended 06/30/09        1.15(d)           1.83(d)        2.59(d)        31
Year ended 12/31/08              1.16              1.60           2.86           50
Year ended 12/31/07              1.16              1.43           2.06           47
Year ended 12/31/06              1.16              1.40           1.91           44
Year ended 12/31/05              1.20              1.40           1.43           44
Year ended 12/31/04              1.37              1.37           0.99           51
_______________________________________________________________________________________
=======================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $26,344 and $2,615 for Series I and Series II shares, respectively.


AIM V.I. BASIC BALANCED FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
    Series I        $1,000.00      $1,094.00       $4.67       $1,020.33       $4.51        0.90%
---------------------------------------------------------------------------------------------------
    Series II        1,000.00       1,091.40        5.96        1,019.09        5.76        1.15
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009 through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM V.I. BASIC BALANCED FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the Board) of AIM Variable Insurance Funds is required under the Investment Company Act of 1940 to approve annually the renewal of the AIM V.I. Basic Balanced Fund (the Fund) investment advisory agreement with Invesco Aim Advisors, Inc. (Invesco Aim) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 16-17, 2009, the Board as a whole, and the disinterested or "independent" Trustees voting separately, approved the continuance of the Fund's investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2009. In doing so, the Board determined that the Fund's investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Aim and the Affiliated Sub-Advisers under the Fund's investment advisory agreement and sub-advisory contracts is fair and reasonable.

THE BOARD'S FUND EVALUATION PROCESS

The Board's Investments Committee has established three Sub-Committees that are responsible for overseeing the management of a number of the series portfolios of the AIM Funds. This Sub-Committee structure permits the Trustees to focus on the performance of the AIM Funds that have been assigned to them. The Sub-Committees meet throughout the year to review the performance of their assigned funds, and the Sub-Committees review monthly and quarterly comparative performance information and periodic asset flow data for their assigned funds. These materials are prepared under the direction and supervision of the independent Senior Officer, an officer of the AIM Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management and review with these individuals the performance, investment objective(s), policies, strategies and limitations of these funds.

      In addition to their meetings throughout the year, the Sub-Committees meet at designated contract renewal meetings each year to conduct an in-depth review of the performance, fees, expenses and other matters related to their assigned funds. During the contract renewal process, the Trustees receive comparative performance and fee data regarding the AIM Funds prepared by an independent company, Lipper, Inc. (Lipper), under the direction and supervision of the Senior Officer who also prepares a separate analysis of this information for the Trustees. Each Sub-Committee then makes recommendations to the Investments Committee regarding the fees and expenses of their assigned funds. The Investments Committee considers each Sub-Committee's recommendations and makes its own recommendations regarding the fees and expenses of the AIM Funds to the full Board. The Investments Committee also considers each Sub-Committee's recommendations in making its annual recommendation to the Board whether to approve the continuance of each AIM Fund's investment advisory agreement and sub-advisory contracts for another year.

      The independent Trustees met separately during their evaluation of the Fund's investment advisory agreement and sub-advisory contracts with independent legal counsel. The independent Trustees were also assisted in their annual evaluation of the Fund's investment advisory agreement by the Senior Officer. One responsibility of the Senior Officer is to manage the process by which the AIM Funds' proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms' length and reasonable. Accordingly, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer recommended that an independent written evaluation be provided and, at the direction of the Board, prepared an independent written evaluation.

      During the annual contract renewal process, the Board considered the factors discussed below in evaluating the fairness and reasonableness of the Fund's investment advisory agreement and sub-advisory contracts. The Board considered all of the information provided to them, including information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any particular factor that was controlling. Each Trustee may have evaluated the information provided differently from another Trustee and attributed different weight to the various factors. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other AIM Funds are the result of years of review and negotiation between the Trustees and Invesco Aim, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees' deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.

      The discussion below serves as a summary of the Senior Officer's independent written evaluation with respect to the Fund's investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board's approval of the Fund's investment advisory agreement and sub-advisory contracts. Unless otherwise stated, information set forth below is as of June 17, 2009, and does not reflect any changes that may have occurred since that date, including but not limited to changes to the Fund's performance, advisory fees, expense limitations and/or fee waivers.

FACTORS AND CONCLUSIONS AND SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

      A. Nature, Extent and Quality of Services Provided by Invesco Aim

The Board reviewed the advisory services provided to the Fund by Invesco Aim under the Fund's investment advisory agreement, the performance of Invesco Aim in providing these services, and the credentials and experience of the officers and employees of Invesco Aim who provide these services. The Board's review of the qualifications of Invesco Aim to provide these services included the Board's consideration of Invesco Aim's portfolio and product review process, various back office support functions provided by Invesco Aim and its affiliates, and Invesco Aim's equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by Invesco Aim are appropriate and that Invesco Aim currently is providing satisfactory advisory services in accordance with the terms of the Fund's investment advisory agreement. In addition, based on their

AIM V.I. BASIC BALANCED FUND

                                                                       continued
ongoing meetings throughout the year with the Fund's portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund's investment advisory agreement.

      In determining whether to continue the Fund's investment advisory agreement, the Board considered the prior relationship between Invesco Aim and the Fund, as well as the Board's knowledge of Invesco Aim's operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Aim and its affiliates continue to take to improve the quality and efficiency of the services they provide to the AIM Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board concluded that the quality and efficiency of the services Invesco Aim and its affiliates provide to the AIM Funds in each of these areas support the Board's approval of the continuance of the Fund's investment advisory agreement.

      B. Nature, Extent and Quality of Services Provided by Affiliated Sub-Advisers

The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are geographically dispersed in financial centers around the world, can provide research and other information and make recommendations on the markets and economies of various countries and securities of companies located in such countries or on various types of investments and investment techniques. The Board noted that Invesco Institutional (N.A.), Inc. (Invesco Institutional) manages a portion of the Fund's assets. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Aim to utilize the additional resources and talent of the Affiliated Sub-Advisers in managing the Fund.

      C. Fund Performance

      The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreement, as well as the sub-advisory contracts for the Fund, as Invesco Institutional currently manages a portion of the Fund's assets.

      The Board compared the Fund's performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Aim or an Affiliated Sub-Adviser and against the Lipper VA Underlying Funds - Mixed-Asset Target Allocation Moderate Funds Index. The Board noted that the Fund's performance was in the fifth quintile of its performance universe for the one, three and five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund's performance was below the performance of the Index for the one, three and five year periods. The Board also noted that Invesco Aim made manager and process changes in 2008 and early 2009, and Invesco Aim believes it is too early to assess the impact of such changes on the Fund's performance. Although the independent written evaluation of the Fund's Senior Officer only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance and this review did not change their conclusions. The Board noted that, in response to the Board's focus on fund performance, Invesco Aim has taken a number of actions intended to improve the investment process for the funds.

      D. Advisory and Sub-Advisory Fees and Fee Waivers

The Board compared the Fund's contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund's Lipper expense group that are not managed by Invesco Aim or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the Fund's contractual advisory fee rate was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year. The Board noted that some comparative data was at least one year old and did not reflect the market downturn that occurred in the fourth quarter of 2008.

      The Board also compared the Fund's effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other domestic clients of Invesco Aim and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Aim. The Board noted that the Fund's rate was above the effective fee rate for the other mutual fund advised by Invesco Aim.

      The Board noted that Invesco Aim has contractually agreed to waive advisory fees of the Fund through December 31, 2009 and that this fee waiver includes breakpoints based on net asset levels. Invesco Aim advised the Board that the fee waiver does not result in an effective rate below the uniform fee schedule for the Fund at its current asset level, the fee waiver will expire on December 31, 2009 and the uniform fee schedule will apply from January 1, 2010 through June 30, 2010. The Board also noted that Invesco Aim has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2010, in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this fee waiver would have on the Fund's total estimated expenses.

      The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services provided by Invesco Aim pursuant to the Fund's advisory agreement, as well as the allocation of fees between Invesco Aim and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Aim to the Affiliated Sub-Advisers, and that Invesco Aim and the Affiliated Sub-Advisers are affiliates.

      After taking account of the Fund's contractual advisory fee rate, the contractual sub-advisory fee rate, the comparative advisory fee information discussed above, the expense limitations and other relevant factors, the Board concluded that the Fund's advisory and sub-advisory fees are fair and reasonable.

AIM V.I. BASIC BALANCED FUND                                           continued

      E. Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund's advisory fee schedule. The Board noted that the Fund's contractual advisory fee schedule includes one breakpoint, but that due to the Fund's asset level at the end of the past calendar year, the Fund is not currently benefiting from the breakpoint. The Board also noted that Invesco Aim's contractual advisory fee waiver discussed above includes breakpoints based on net asset levels and that the uniform fee schedule will contain seven breakpoints. The Board concluded that the Fund's advisory fees would reflect economies of scale at higher asset levels. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the AIM Funds and affiliates.

      F. Profitability and Financial Resources

The Board reviewed information from Invesco Aim concerning the costs of the advisory and other services that Invesco Aim and its affiliates provide to the Fund and the profitability of Invesco Aim and its affiliates in providing these services. The Board also reviewed information concerning the financial condition of Invesco Aim and its affiliates. The Board reviewed with Invesco Aim the methodology used to prepare the profitability information. The Board considered the overall profitability of Invesco Ltd., the ultimate parent of Invesco Aim and the Affiliated Sub-Advisers, and of Invesco Aim, as well as the profitability of Invesco Aim in connection with managing the Fund. The Board noted that Invesco Aim continues to operate at a net profit, although the reduction of assets under management as a result of market movements and the increase in voluntary fee waivers for affiliated money market funds have reduced the profitability of Invesco Aim and its affiliates. The Board concluded that the Fund's fees are fair and reasonable, and that the level of profits realized by Invesco Aim and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Aim is financially sound and has the resources necessary to perform its obligations under the Fund's investment advisory agreement, and concluded that Invesco Aim has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under the sub-advisory contracts, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.

      G. Collateral Benefits to Invesco Aim and its Affiliates

The Board considered various other benefits received by Invesco Aim and its affiliates resulting from Invesco Aim's relationship with the Fund, including the fees received by Invesco Aim and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Aim and its affiliates in providing these services and the organizational structure employed by Invesco Aim and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Aim and its affiliates are providing these services in a satisfactory manner and in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.

      The Board considered the benefits realized by Invesco Aim and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through "soft dollar" arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Aim and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Aim's and the Affiliated Sub-Advisers' expenses. The Board concluded that Invesco Aim's and the Affiliated Sub-Advisers' soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of Invesco Aim, these arrangements are consistent with regulatory requirements.

      The Board considered the fact that the Fund's uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Aim pursuant to procedures approved by the Board. The Board noted that Invesco Aim will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Aim has contractually agreed to waive through at least June 30, 2010, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Aim receives from the affiliated money market funds with respect to the Fund's investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund's investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

AIM V.I. BASIC BALANCED FUND

[INVESCO AIM LOGO]        AIM V.I. BASIC VALUE FUND
 - SERVICE MARK -         Semiannual Report to Shareholders - June 30, 2009

                                                [MOUNTAIN GRAPHIC]

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov.
The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

Invesco Aim Distributors, Inc.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 12/31/08 to 6/30/09, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares                                                           16.59%
Series II Shares                                                          16.22
S&P 500 Index+ (Broad Market Index)                                        3.19
Russell 1000 Value Index+ (Style-Specific Index)                          -2.87
Lipper VUF Large-Cap Value Funds Index+ (Peer Group Index)                 1.15

+    Lipper Inc.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity and their industry.

     The RUSSELL 1000--REGISTERED TRADEMARK-- VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index is a trademark/ service mark of the Frank Russell Company. Russell--REGISTERED TRADEMARK-- is a trademark of the Frank Russell Company.

     The LIPPER VUF LARGE-CAP VALUE FUNDS INDEX is an equally weighted representation of the largest variable insurance underlying funds in the Lipper Large-Cap Value Funds category. These funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group reflects fund expenses; performance of a market index does not.

THE PERFORMANCE OF THE FUND'S SERIES I AND SERIES II SHARE CLASSES WILL DIFFER PRIMARILY DUE TO DIFFERENT CLASS EXPENSES.

     THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE CONTACT YOUR VARIABLE PRODUCT ISSUER OR FINANCIAL ADVISOR FOR THE MOST RECENT MONTH-END VARIABLE PRODUCT PERFORMANCE. PERFORMANCE FIGURES REFLECT FUND EXPENSES, REINVESTED DISTRIBUTIONS AND CHANGES IN NET ASSET VALUE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES.

     THE TOTAL ANNUAL FUND OPERATING EXPENSE RATIO SET FORTH IN THE MOST RECENT FUND PROSPECTUS AS OF THE DATE OF THIS REPORT FOR SERIES I AND SERIES II SHARES WAS 1.03% AND 1.28%, RESPECTIVELY. THE EXPENSE RATIOS PRESENTED ABOVE MAY VARY FROM THE EXPENSE RATIOS PRESENTED IN OTHER SECTIONS OF THIS REPORT THAT ARE BASED ON EXPENSES INCURRED DURING THE PERIOD COVERED BY THIS REPORT.

     AIM V.I. BASIC VALUE FUND, A SERIES PORTFOLIO OF AIM VARIABLE INSURANCE FUNDS, IS CURRENTLY OFFERED THROUGH INSURANCE COMPANIES ISSUING VARIABLE PRODUCTS. YOU CANNOT PURCHASE SHARES OF THE FUND DIRECTLY. PERFORMANCE FIGURES GIVEN REPRESENT THE FUND AND ARE NOT INTENDED TO REFLECT ACTUAL VARIABLE PRODUCT VALUES. THEY DO NOT REFLECT SALES CHARGES, EXPENSES AND FEES ASSESSED IN CONNECTION WITH A VARIABLE PRODUCT. SALES CHARGES, EXPENSES AND FEES, WHICH ARE DETERMINED BY THE VARIABLE PRODUCT ISSUERS, WILL VARY AND WILL LOWER THE TOTAL RETURN.

     THE MOST RECENT MONTH-END PERFORMANCE DATA AT THE FUND LEVEL, EXCLUDING VARIABLE PRODUCT CHARGES, IS AVAILABLE ON THE INVESCO AIM AUTOMATED INFORMATION LINE, 866 702 4402. AS MENTIONED ABOVE, FOR THE MOST RECENT MONTH-END PERFORMANCE INCLUDING VARIABLE PRODUCT CHARGES, PLEASE CONTACT YOUR VARIABLE PRODUCT ISSUER OR FINANCIAL ADVISOR.

AVERAGE ANNUAL TOTAL RETURNS
As of 6/30/09

SERIES I SHARES
Inception (9/10/01)                           -2.66%
  5 Years                                     -6.33
  1 Year                                     -32.08

SERIES II SHARES
Inception (9/10/01)                           -2.91%
  5 Years                                     -6.60
  1 Year                                     -32.37

AIM V.I. BASIC VALUE FUND

SCHEDULE OF INVESTMENTS(a)

June 30, 2009
(Unaudited)




                                                       SHARES         VALUE
------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-95.04%

ADVERTISING-5.17%

Interpublic Group of Cos., Inc. (The)(b)             1,312,779    $  6,629,534
------------------------------------------------------------------------------
Omnicom Group Inc.                                     323,607      10,219,509
==============================================================================
                                                                    16,849,043
==============================================================================


ASSET MANAGEMENT & CUSTODY BANKS-2.40%

State Street Corp.                                     165,870       7,829,064
==============================================================================


BREWERS-2.08%

Molson Coors Brewing Co.-Class B                       160,131       6,778,345
==============================================================================


CASINOS & GAMING-0.76%

International Game Technology                          155,357       2,470,176
==============================================================================


COMMUNICATIONS EQUIPMENT-2.08%

Nokia Corp.-ADR (Finland)                              465,253       6,783,389
==============================================================================


COMPUTER HARDWARE-3.59%

Dell Inc.(b)                                           852,170      11,700,294
==============================================================================


CONSTRUCTION MATERIALS-1.60%

Cemex S.A.B. de C.V.-ADR (Mexico)(b)                   560,492       5,234,995
==============================================================================


CONSUMER FINANCE-4.92%

American Express Co.                                   381,697       8,870,638
------------------------------------------------------------------------------
SLM Corp.(b)                                           698,576       7,174,376
==============================================================================
                                                                    16,045,014
==============================================================================


DATA PROCESSING & OUTSOURCED SERVICES-2.49%

Alliance Data Systems Corp.(b)                          81,620       3,361,928
------------------------------------------------------------------------------
Western Union Co.                                      290,580       4,765,512
==============================================================================
                                                                     8,127,440
==============================================================================


DEPARTMENT STORES-1.81%

Kohl's Corp.(b)                                         70,873       3,029,821
------------------------------------------------------------------------------
Nordstrom, Inc.                                        144,440       2,872,911
==============================================================================
                                                                     5,902,732
==============================================================================


DIVERSIFIED CAPITAL MARKETS-1.40%

UBS AG (Switzerland)(b)                                373,468       4,560,044
==============================================================================


EDUCATION SERVICES-0.54%

Apollo Group Inc.-Class A(b)                            24,734       1,759,082
==============================================================================


ELECTRONIC MANUFACTURING SERVICES-2.46%

Tyco Electronics Ltd. (Switzerland)                    431,667       8,024,690
==============================================================================


GENERAL MERCHANDISE STORES-2.63%

Target Corp.                                           216,904       8,561,201
==============================================================================
HEALTH CARE DISTRIBUTORS-0.98%

Cardinal Health, Inc.                                  104,187       3,182,913
==============================================================================


HOME IMPROVEMENT RETAIL-1.97%

Home Depot, Inc. (The)                                 272,501       6,439,199
==============================================================================


HOTELS, RESORTS & CRUISE LINES-1.06%

Marriott International, Inc.-Class A                   156,761       3,459,722
==============================================================================


HOUSEHOLD APPLIANCES-1.21%

Whirlpool Corp.                                         92,607       3,941,354
==============================================================================


HUMAN RESOURCE & EMPLOYMENT SERVICES-3.80%

Robert Half International, Inc.                        524,849      12,396,933
==============================================================================


INDUSTRIAL CONGLOMERATES-1.81%

Tyco International Ltd.                                226,664       5,888,731
==============================================================================


INDUSTRIAL MACHINERY-4.48%

Illinois Tool Works Inc.                               231,462       8,642,791
------------------------------------------------------------------------------
Ingersoll-Rand PLC-Class A                             286,073       5,978,926
==============================================================================
                                                                    14,621,717
==============================================================================


INVESTMENT BANKING & BROKERAGE-2.62%

Morgan Stanley                                         300,199       8,558,674
==============================================================================


LIFE SCIENCES TOOLS & SERVICES-2.08%

Waters Corp.(b)                                        131,794       6,783,437
==============================================================================


MANAGED HEALTH CARE-6.85%

Aetna Inc.                                             325,227       8,146,937
------------------------------------------------------------------------------
UnitedHealth Group Inc.                                568,342      14,197,183
==============================================================================
                                                                    22,344,120
==============================================================================


MOVIES & ENTERTAINMENT-1.06%

Walt Disney Co. (The)                                  147,771       3,447,497
==============================================================================


OIL & GAS DRILLING-0.66%

Transocean Ltd.(b)                                      29,010       2,155,153
==============================================================================


OIL & GAS EQUIPMENT & SERVICES-3.34%

Halliburton Co.                                        233,368       4,830,718
------------------------------------------------------------------------------
Weatherford International Ltd.(b)                      309,586       6,055,502
==============================================================================
                                                                    10,886,220
==============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. BASIC VALUE FUND

                                                       SHARES         VALUE
------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-6.07%

Bank of America Corp.                                  664,500    $  8,771,400
------------------------------------------------------------------------------
Citigroup Inc.(b)                                      645,112       1,915,983
------------------------------------------------------------------------------
JPMorgan Chase & Co.                                   266,982       9,106,756
==============================================================================
                                                                    19,794,139
==============================================================================
PACKAGED FOODS & MEATS-1.10%

Unilever N.V. (Netherlands)                            148,766       3,589,002
==============================================================================


PHARMACEUTICALS-0.95%

Sanofi-Aventis S.A. (France)                            52,584       3,087,547
==============================================================================


PROPERTY & CASUALTY INSURANCE-2.86%

XL Capital Ltd.-Class A                                812,851       9,315,272
==============================================================================


PUBLISHING-1.03%

McGraw-Hill Cos., Inc. (The)                           111,101       3,345,251
==============================================================================


REGIONAL BANKS-1.49%

Fifth Third Bancorp                                    684,085       4,857,004
==============================================================================


SEMICONDUCTOR EQUIPMENT-7.33%

ASML Holding N.V. (Netherlands)                        740,386      16,053,458
------------------------------------------------------------------------------
KLA-Tencor Corp.                                       310,716       7,845,579
==============================================================================
                                                                    23,899,037
==============================================================================


SEMICONDUCTORS-1.56%

Maxim Integrated Products, Inc.                        323,667       5,078,335
==============================================================================


SPECIALIZED FINANCE-3.46%

Moody's Corp.                                          428,031      11,278,617
==============================================================================


SYSTEMS SOFTWARE-3.34%

CA, Inc.                                               251,017       4,375,226
------------------------------------------------------------------------------
Microsoft Corp.                                        274,039       6,513,907
==============================================================================
                                                                    10,889,133
==============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $372,946,572)                                         309,864,516
==============================================================================



MONEY MARKET FUNDS-4.82%

Liquid Assets Portfolio-Institutional Class(c)       7,846,905       7,846,905
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)             7,846,905       7,846,905
==============================================================================
     Total Money Market Funds (Cost $15,693,810)                    15,693,810
==============================================================================
TOTAL INVESTMENTS-99.86% (Cost $388,640,382)                       325,558,326
==============================================================================
OTHER ASSETS LESS LIABILITIES-0.14%                                    470,195
==============================================================================
NET ASSETS-100.00%                                                $326,028,521
______________________________________________________________________________
==============================================================================



Investment Abbreviations:

ADR  - American Depositary Receipt


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2009



-------------------------------------------------------------------------
Financials                                                           25.2%
-------------------------------------------------------------------------
Information Technology                                               22.8
-------------------------------------------------------------------------
Consumer Discretionary                                               17.2
-------------------------------------------------------------------------
Health Care                                                          10.9
-------------------------------------------------------------------------
Industrials                                                          10.1
-------------------------------------------------------------------------
Energy                                                                4.0
-------------------------------------------------------------------------
Consumer Staples                                                      3.2
-------------------------------------------------------------------------
Materials                                                             1.6
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 5.0
_________________________________________________________________________
=========================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. BASIC VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $372,946,572)                           $309,864,516
--------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost       15,693,810
================================================================================
     Total investments, at value (Cost $388,640,382)                 325,558,326
================================================================================
Receivables for:
  Investments sold                                                     3,150,938
--------------------------------------------------------------------------------
  Fund shares sold                                                       102,675
--------------------------------------------------------------------------------
  Dividends                                                              232,178
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans         14,457
================================================================================
     Total assets                                                    329,058,574
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                                               2,627,533
--------------------------------------------------------------------------------
  Accrued fees to affiliates                                             277,478
--------------------------------------------------------------------------------
  Accrued other operating expenses                                        54,408
--------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                        70,634
================================================================================
     Total liabilities                                                 3,030,053
================================================================================
Net assets applicable to shares outstanding                         $326,028,521
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $457,334,254
--------------------------------------------------------------------------------
Undistributed net investment income                                    6,181,928
--------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (74,413,249)
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                               (63,074,412)
================================================================================
                                                                    $326,028,521
________________________________________________________________________________
================================================================================



NET ASSETS:

Series I                                                            $182,182,029
________________________________________________________________________________
================================================================================
Series II                                                           $143,846,492
________________________________________________________________________________
================================================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Series I                                                              38,139,977
________________________________________________________________________________
================================================================================
Series II                                                             30,379,720
________________________________________________________________________________
================================================================================
Series I:
  Net asset value per share                                         $       4.78
________________________________________________________________________________
================================================================================
Series II:
  Net asset value per share                                         $       4.73
________________________________________________________________________________
================================================================================






STATEMENT OF OPERATIONS

For the six months ended June 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding
  taxes of $130,821)                      $  3,031,111
------------------------------------------------------
Dividends from affiliated money market
  funds (includes securities lending
  income of $164,158)                          206,427
======================================================
     Total investment income                 3,237,538
======================================================


EXPENSES:

Advisory fees                                  963,496
------------------------------------------------------
Administrative services fees                   369,731
------------------------------------------------------
Custodian fees                                   2,568
------------------------------------------------------
Distribution fees -- Series II                 156,262
------------------------------------------------------
Transfer agent fees                             12,698
------------------------------------------------------
Trustees' and officers' fees and
  benefits                                      15,325
------------------------------------------------------
Other                                           22,495
======================================================
     Total expenses                          1,542,575
======================================================
Less: Fees waived                               (6,387)
======================================================
     Net expenses                            1,536,188
======================================================
Net investment income                        1,701,350
======================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net
     gains (losses) from securities
     sold to affiliates of $(2,099))       (22,206,193)
------------------------------------------------------
  Foreign currencies                             7,780
======================================================
                                           (22,198,413)
======================================================
Change in net unrealized appreciation
  of:
  Investment securities                     64,123,809
------------------------------------------------------
  Foreign currencies                             7,644
======================================================
                                            64,131,453
======================================================
Net realized and unrealized gain            41,933,040
======================================================
Net increase in net assets resulting
  from operations                         $ 43,634,390
______________________________________________________
======================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. BASIC VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2009 and the year ended December 31, 2008 (Unaudited)



                                                                             JUNE 30,       DECEMBER 31,
                                                                               2009             2008
--------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $  1,701,350    $   4,405,070
--------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                  (22,198,413)     (49,252,859)
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                       64,131,453     (280,398,576)
========================================================================================================
     Net increase (decrease) in net assets resulting from operations         43,634,390     (325,246,365)
========================================================================================================
Distributions to shareholders from net investment income:
  Series I                                                                           --       (2,317,576)
--------------------------------------------------------------------------------------------------------
  Series II                                                                          --       (1,044,721)
========================================================================================================
     Total distributions from net investment income                                 --        (3,362,297)
========================================================================================================
Distributions to shareholders from net realized gains:
  Series I                                                                           --      (50,134,173)
--------------------------------------------------------------------------------------------------------
  Series II                                                                          --      (40,634,468)
========================================================================================================
     Total distributions from net realized gains                                    --       (90,768,641)
========================================================================================================
Share transactions-net:
  Series I                                                                      473,761       (7,248,339)
--------------------------------------------------------------------------------------------------------
  Series II                                                                  (2,646,911)       7,590,709
========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          (2,173,150)         342,370
========================================================================================================
     Net increase (decrease) in net assets                                   41,461,240     (419,034,933)
========================================================================================================


NET ASSETS:

  Beginning of period                                                       284,567,281      703,602,214
========================================================================================================
  End of period (includes undistributed net investment income of
     $6,181,928 and $4,480,578, respectively)                              $326,028,521    $ 284,567,281
________________________________________________________________________________________________________
========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. BASIC VALUE FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Basic Value Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-one separate portfolios, (each constituting a "Fund"). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

  The Fund's investment objective is long-term growth of capital.

  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products").

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.


AIM V.I. BASIC VALUE FUND

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, management monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are available for issuance. Such events and transactions are monitored through the date of the report of independent registered public accounting firm for audited periods and 45 days from the period end date for all other periods.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are

AIM V.I. BASIC VALUE FUND
      included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The maximum risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.695%
-------------------------------------------------------------------
Next $250 million                                            0.67%
-------------------------------------------------------------------
Next $500 million                                            0.645%
-------------------------------------------------------------------
Next $1.5 billion                                            0.62%
-------------------------------------------------------------------
Next $2.5 billion                                            0.595%
-------------------------------------------------------------------
Next $2.5 billion                                            0.57%
-------------------------------------------------------------------
Next $2.5 billion                                            0.545%
-------------------------------------------------------------------
Over $10 billion                                             0.52%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through at least April 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. The Advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.

  Further, the Advisor has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended June 30, 2009, the Advisor waived advisory fees of $6,387.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2009, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco Aim for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants'

AIM V.I. BASIC VALUE FUND
accounts. Pursuant to such agreement, for the six months ended June 30, 2009, Invesco Aim was paid $36,970 for accounting and fund administrative services and reimbursed $332,761 for services provided by insurance companies.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2009, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                LEVEL 1         LEVEL 2       LEVEL 3         TOTAL
----------------------------------------------------------------------------------------------------------------------
Equity Securities                                            $305,915,866     $19,642,460       $--       $325,558,326
______________________________________________________________________________________________________________________
======================================================================================================================



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2009, the Fund engaged in securities sales of $956,181, which resulted in net realized gains (losses) of $(2,099).

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2009, the Fund paid legal fees of $1,770 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the

AIM V.I. BASIC VALUE FUND
custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of December 31, 2008 which expires as follows:

                                                                     CAPITAL LOSS
EXPIRATION                                                          CARRYFORWARD*
---------------------------------------------------------------------------------
December 31, 2016                                                    $40,544,208
_________________________________________________________________________________
=================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2009 was $30,770,497 and $35,668,738, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
---------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $  29,328,964
---------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (103,072,581)
=================================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                        $ (73,743,617)
_________________________________________________________________________________
=================================================================================
Cost of investments for tax purposes is $399,301,943.


NOTE 9--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   JUNE 30, 2009(a)               DECEMBER 31, 2008
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                    3,656,014     $ 16,432,339      1,778,569     $ 13,914,876
------------------------------------------------------------------------------------------------------------------------
  Series II                                                   4,314,836       18,916,525      2,620,573       20,597,994
========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                           --               --     12,700,181       52,451,749
------------------------------------------------------------------------------------------------------------------------
  Series II                                                          --               --     10,165,656       41,679,189
========================================================================================================================
Reacquired:
  Series I                                                   (4,005,563)     (15,958,578)    (7,399,923)     (73,614,964)
------------------------------------------------------------------------------------------------------------------------
  Series II                                                  (5,134,669)     (21,563,436)    (5,649,845)     (54,686,474)
========================================================================================================================
Net increase (decrease) in share activity                    (1,169,382)    $ (2,173,150)    14,215,211     $    342,370
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 65% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and or Invesco Aim affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


AIM V.I. BASIC VALUE FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET      NET     ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,   INVESTMENT      (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING    INCOME     REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD    (LOSS)     UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
SERIES I
Six months ended 06/30/09    $ 4.10     $ 0.03(c)     $ 0.65       $ 0.68      $   --        $   --         $   --       $ 4.78
Year ended 12/31/08           12.73       0.10(c)      (6.68)       (6.58)      (0.09)        (1.96)         (2.05)        4.10
Year ended 12/31/07           13.35       0.07(c)       0.17         0.24       (0.08)        (0.78)         (0.86)       12.73
Year ended 12/31/06           12.37       0.07(c)       1.54         1.61       (0.05)        (0.58)         (0.63)       13.35
Year ended 12/31/05           11.84       0.05          0.63         0.68       (0.01)        (0.14)         (0.15)       12.37
Year ended 12/31/04           10.66       0.02          1.16         1.18          --            --             --        11.84
---------------------------------------------------------------------------------------------------------------------------------
SERIES II
Six months ended 06/30/09      4.07       0.02(c)       0.64         0.66          --            --             --         4.73
Year ended 12/31/08           12.62       0.07(c)      (6.61)       (6.54)      (0.05)        (1.96)         (2.01)        4.07
Year ended 12/31/07           13.24       0.04(c)       0.16         0.20       (0.04)        (0.78)         (0.82)       12.62
Year ended 12/31/06           12.26       0.04(c)       1.54         1.58       (0.02)        (0.58)         (0.60)       13.24
Year ended 12/31/05           11.76       0.02          0.62         0.64          --         (0.14)         (0.14)       12.26
Year ended 12/31/04           10.61      (0.01)         1.16         1.15          --            --             --        11.76
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                          RATIO OF          RATIO OF
                                                          EXPENSES          EXPENSES
                                                         TO AVERAGE      TO AVERAGE NET   RATIO OF NET
                                                         NET ASSETS      ASSETS WITHOUT    INVESTMENT
                                        NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS    INCOME (LOSS)
                             TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES    TO AVERAGE    PORTFOLIO
                           RETURN(a)  (000S OMITTED)      ABSORBED          ABSORBED       NET ASSETS   TURNOVER(b)
-------------------------------------------------------------------------------------------------------------------
SERIES I
Six months ended 06/30/09     16.59%     $182,182           1.00%(d)          1.00%(d)        1.33%(d)       11%
Year ended 12/31/08          (51.77)      157,693           1.03              1.03            0.99           58
Year ended 12/31/07            1.62       399,974           0.96              0.99            0.52           25
Year ended 12/31/06           13.12       489,352           0.97              1.02            0.54           15
Year ended 12/31/05            5.74       487,332           0.97              1.02            0.38           16
Year ended 12/31/04           11.07       496,837           1.02              1.02            0.17           14
-------------------------------------------------------------------------------------------------------------------
SERIES II
Six months ended 06/30/09     16.22       143,846           1.25(d)           1.25(d)         1.08(d)        11
Year ended 12/31/08          (51.90)      126,874           1.28              1.28            0.74           58
Year ended 12/31/07            1.36       303,628           1.21              1.24            0.27           25
Year ended 12/31/06           12.94       339,457           1.22              1.27            0.29           15
Year ended 12/31/05            5.43       363,393           1.22              1.27            0.13           16
Year ended 12/31/04           10.84       353,605           1.27              1.27           (0.08)          14
___________________________________________________________________________________________________________________
===================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)  Calculated using average shares outstanding.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $154,620 and $126,045, for Series I and Series II shares, respectively.


AIM V.I. BASIC VALUE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
    Series I        $1,000.00      $1,165.90       $5.37       $1,019.84       $5.01        1.00%
---------------------------------------------------------------------------------------------------
    Series II        1,000.00       1,162.20        6.70        1,018.60        6.26        1.25
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009 through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM V.I. BASIC VALUE FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the Board) of AIM Variable Insurance Funds is required under the Investment Company Act of 1940 to approve annually the renewal of the AIM V.I. Basic Value Fund (the Fund) investment advisory agreement with Invesco Aim Advisors, Inc. (Invesco Aim) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 16-17, 2009, the Board as a whole, and the disinterested or "independent" Trustees voting separately, approved the continuance of the Fund's investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2009. In doing so, the Board determined that the Fund's investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Aim and the Affiliated Sub-Advisers under the Fund's investment advisory agreement and sub-advisory contracts is fair and reasonable.

THE BOARD'S FUND EVALUATION PROCESS

The Board's Investments Committee has established three Sub-Committees that are responsible for overseeing the management of a number of the series portfolios of the AIM Funds. This Sub-Committee structure permits the Trustees to focus on the performance of the AIM Funds that have been assigned to them. The Sub-Committees meet throughout the year to review the performance of their assigned funds, and the Sub-Committees review monthly and quarterly comparative performance information and periodic asset flow data for their assigned funds. These materials are prepared under the direction and supervision of the independent Senior Officer, an officer of the AIM Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management and review with these individuals the performance, investment objective(s), policies, strategies and limitations of these funds.

     In addition to their meetings throughout the year, the Sub-Committees meet at designated contract renewal meetings each year to conduct an in-depth review of the performance, fees, expenses and other matters related to their assigned funds. During the contract renewal process, the Trustees receive comparative performance and fee data regarding the AIM Funds prepared by an independent company, Lipper, Inc. (Lipper), under the direction and supervision of the Senior Officer who also prepares a separate analysis of this information for the Trustees. Each Sub-Committee then makes recommendations to the Investments Committee regarding the fees and expenses of their assigned funds. The Investments Committee considers each Sub-Committee's recommendations and makes its own recommendations regarding the fees and expenses of the AIM Funds to the full Board. The Investments Committee also considers each Sub-Committee's recommendations in making its annual recommendation to the Board whether to approve the continuance of each AIM Fund's investment advisory agreement and sub-advisory contracts for another year.

     The independent Trustees met separately during their evaluation of the Fund's investment advisory agreement and sub-advisory contracts with independent legal counsel. The independent Trustees were also assisted in their annual evaluation of the Fund's investment advisory agreement by the Senior Officer. One responsibility of the Senior Officer is to manage the process by which the AIM Funds' proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms' length and reasonable. Accordingly, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer recommended that an independent written evaluation be provided and, at the direction of the Board, prepared an independent written evaluation.

     During the annual contract renewal process, the Board considered the factors discussed below in evaluating the fairness and reasonableness of the Fund's investment advisory agreement and sub-advisory contracts. The Board considered all of the information provided to them, including information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any particular factor that was controlling. Each Trustee may have evaluated the information provided differently from another Trustee and attributed different weight to the various factors. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other AIM Funds are the result of years of review and negotiation between the Trustees and Invesco Aim, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees' deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.

     The discussion below serves as a summary of the Senior Officer's independent written evaluation with respect to the Fund's investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board's approval of the Fund's investment advisory agreement and sub-advisory contracts. Unless otherwise stated, information set forth below is as of June 17, 2009, and does not reflect any changes that may have occurred since that date, including but not limited to changes to the Fund's performance, advisory fees, expense limitations and/or fee waivers.

FACTORS AND CONCLUSIONS AND SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

     A.   Nature, Extent and Quality of Services Provided by Invesco Aim

The Board reviewed the advisory services provided to the Fund by Invesco Aim under the Fund's investment advisory agreement, the performance of Invesco Aim in providing these services, and the credentials and experience of the officers and employees of Invesco Aim who provide these services. The Board's review of the qualifications of Invesco Aim to provide these services included the Board's consideration of Invesco Aim's portfolio and product review process, various back office support functions provided by Invesco Aim and its affiliates, and Invesco Aim's equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by Invesco Aim are appropriate and that Invesco Aim currently is providing satisfactory advisory services in accordance with the terms of the Fund's investment advisory

AIM V.I. BASIC VALUE FUND                                             continued
agreement. In addition, based on their ongoing meetings throughout the year with the Fund's portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund's investment advisory agreement.

     In determining whether to continue the Fund's investment advisory agreement, the Board considered the prior relationship between Invesco Aim and the Fund, as well as the Board's knowledge of Invesco Aim's operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Aim and its affiliates continue to take to improve the quality and efficiency of the services they provide to the AIM Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board concluded that the quality and efficiency of the services Invesco Aim and its affiliates provide to the AIM Funds in each of these areas support the Board's approval of the continuance of the Fund's investment advisory agreement.

     B.   Nature, Extent and Quality of Services Provided by Affiliated
          Sub-Advisers

The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are geographically dispersed in financial centers around the world, can provide research and other information and make recommendations on the markets and economies of various countries and securities of companies located in such countries or on various types of investments and investment techniques. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Aim to utilize the additional resources and talent of the Affiliated Sub-Advisers in managing the Fund.

     C.   Fund Performance

The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

     The Board compared the Fund's performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Aim or an Affiliated Sub-Adviser and against the Lipper VA Underlying Funds Large-Cap Value Index. The Board noted that the Fund's performance was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund's performance was below the performance of the Index for the one, three and five year periods. The Board also noted that Invesco Aim acknowledges the Fund's underperform-ance, and has confirmed that the portfolio managers have consistently followed their intrinsic value mandate. Invesco Aim continues to monitor the Fund and to provide the Board with periodic reporting on business issues that affect the Fund's performance. The Board also considered a report of the Senior Officer describing (i) the Board's oversight of performance issues for the intrinsic value funds, including the Fund, and Invesco Aim's response, including numerous meetings with portfolio managers, members of management and members of the Global Performance Measurement & Risk Group; (ii) actions consistent with the exercise by the Trustees of their fiduciary duties; and (iii) conclusions and recommendations for consideration by the Board. Although the independent written evaluation of the Fund's Senior Officer only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance and this review did not change their conclusions. The Board noted that, in response to the Board's focus on fund performance, Invesco Aim has taken a number of actions intended to improve the investment process for the funds.

     D.   Advisory and Sub-Advisory Fees and Fee Waivers

The Board compared the Fund's contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund's Lipper expense group that are not managed by Invesco Aim or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the Fund's contractual advisory fee rate was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year. The Board noted that some comparative data was at least one year old and that other data did not reflect the market downturn that occurred in the fourth quarter of 2008.

     The Board also compared the Fund's effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other domestic clients of Invesco Aim and its affiliates with investment strategies comparable to those of the Fund, including two mutual funds advised by Invesco Aim. The Board noted that the Fund's rate was above the effective fee rates for the two mutual funds.

     Additionally, the Board compared the Fund's effective fee rate to the effective fee rates paid by numerous separately managed accounts/wrap accounts advised by an Invesco Aim affiliate. The Board noted that the Fund's rate was above the rates for all but three of the separately managed accounts/wrap accounts. The Board considered that management of the separately managed accounts/wrap accounts by the Invesco Aim affiliate involves different levels of services and different operational and regulatory requirements than Invesco Aim's management of the Fund. The Board concluded that these differences are appropriately reflected in the fee structure for the Fund.

     The Board noted that Invesco Aim has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2010 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of

AIM V.I. BASIC VALUE FUND                                             continued
the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.

     The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services provided by Invesco Aim pursuant to the Fund's advisory agreement, as well as the allocation of fees between Invesco Aim and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Aim to the Affiliated Sub-Advisers, and that Invesco Aim and the Affiliated Sub-Advisers are affiliates.

     After taking account of the Fund's contractual advisory fee rate, the contractual sub-advisory fee rate, the comparative advisory fee information discussed above and other relevant factors, the Board concluded that the Fund's advisory and sub-advisory fees are fair and reasonable.

     E.   Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund's advisory fee schedule. The Board noted that the Fund's contractual advisory fee schedule includes seven breakpoints and that the level of the Fund's advisory fees, as a percentage of the Fund's net assets, has decreased as net assets increased because of the breakpoints. The Board concluded that the Fund's advisory fees appropriately reflect economies of scale at current asset levels. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the AIM Funds and affiliates.

     F.   Profitability and Financial Resources

The Board reviewed information from Invesco Aim concerning the costs of the advisory and other services that Invesco Aim and its affiliates provide to the Fund and the profitability of Invesco Aim and its affiliates in providing these services. The Board also reviewed information concerning the financial condition of Invesco Aim and its affiliates. The Board reviewed with Invesco Aim the methodology used to prepare the profitability information. The Board considered the overall profitability of Invesco Ltd., the ultimate parent of Invesco Aim and the Affiliated Sub-Advisers, and of Invesco Aim, as well as the profitability of Invesco Aim in connection with managing the Fund. The Board noted that Invesco Aim continues to operate at a net profit, although the reduction of assets under management as a result of market movements and the increase in voluntary fee waivers for affiliated money market funds have reduced the profitability of Invesco Aim and its affiliates. The Board concluded that the Fund's fees are fair and reasonable, and that the level of profits realized by Invesco Aim and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Aim is financially sound and has the resources necessary to perform its obligations under the Fund's investment advisory agreement, and concluded that Invesco Aim has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under the sub-advisory contracts, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.

     G.   Collateral Benefits to Invesco Aim and its Affiliates

The Board considered various other benefits received by Invesco Aim and its affiliates resulting from Invesco Aim's relationship with the Fund, including the fees received by Invesco Aim and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Aim and its affiliates in providing these services and the organizational structure employed by Invesco Aim and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Aim and its affiliates are providing these services in a satisfactory manner and in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.

     The Board considered the benefits realized by Invesco Aim and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through "soft dollar" arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Aim and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Aim's and the Affiliated Sub-Advisers' expenses. The Board concluded that Invesco Aim's and the Affiliated Sub-Advisers' soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of Invesco Aim, these arrangements are consistent with regulatory requirements.

     The Board considered the fact that the Fund's uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Aim pursuant to procedures approved by the Board. The Board noted that Invesco Aim will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Aim has contractually agreed to waive through at least June 30, 2010, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Aim receives from the affiliated money market funds with respect to the Fund's investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund's investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

AIM V.I. BASIC VALUE FUND

[INVESCO AIM LOGO]             AIM V.I. CAPITAL APPRECIATION FUND
 --SERVICE MARK--              Semiannual Report to Shareholders o June 30, 2009

                                                              [MOUNTAIN GRAPHIC]

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC
Web site, sec. gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products")
that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco Aim Web site,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site,
sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital
Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. will be merged into
Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN
MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

Invesco Aim Distributors, Inc.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================   ==========================================
PERFORMANCE SUMMARY                                                                       AVERAGE ANNUAL TOTAL RETURNS
                                                                                          As of 6/30/09
FUND VS. INDEXES
Cumulative total returns, 12/31/08 to 6/30/09, excluding variable product issuer          SERIES I SHARES
charges. If variable product issuer charges were included, returns would be lower.        Inception (5/5/93)                   4.67%
                                                                                          10 Years                            -3.21
Series I Shares                                                                   2.72%    5 Years                            -4.37
Series II Shares                                                                  2.53     1 Year                             -33.45
S&P 500 Index(Triangle) (Broad Market Index)                                      3.19
Russell 1000 Growth Index(Triangle) (Style-Specific Index)                       11.53    SERIES II SHARES
Lipper VUF Multi-Cap Growth Funds Category Average(Triangle) (Peer Group)        11.80    10 Years                            -3.45%
                                                                                           5 Years                            -4.62
(Triangle) Lipper Inc.                                                                     1 Year                            -33.63
                                                                                          ==========================================
The S&P 500 --REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index
covering all major areas of the U.S. economy. It is not the 500 largest companies, but    FEES ASSESSED IN CONNECTION WITH A
rather the most widely held 500 companies chosen with respect to market size,             VARIABLE PRODUCT. SALES CHARGES, EXPENSES
liquidity, and their industry.                                                            AND FEES, WHICH ARE DETERMINED BY THE
                                                                                          VARIABLE PRODUCT ISSUERS, WILL VARY AND
   The RUSSELL 1000 --REGISTERED TRADEMARK-- GROWTH INDEX measures the performance of     WILL LOWER THE TOTAL RETURN.
those Russell 1000 companies with higher price-to-book ratios and higher forecasted
growth values. The Russell 1000 Growth Index is a trademark/service mark of the Frank        THE MOST RECENT MONTH-END PERFORMANCE
Russell Company. Russell--REGISTERED TRADEMARK-- is a trademark of the Frank Russell      DATA AT THE FUND LEVEL, EXCLUDING VARIABLE
Company.                                                                                  PRODUCT CHARGES, IS AVAILABLE ON THIS
                                                                                          INVESCO AIM AUTOMATED INFORMATION LINE,
   The LIPPER VUF MULTI-CAP GROWTH FUNDS CATEGORY AVERAGE represents an average of all    866 702 4402. AS MENTIONED ABOVE, FOR THE
of the variable insurance underlying funds in the Lipper Multi-Cap Growth Funds           MOST RECENT MONTH-END PERFORMANCE
category. These funds typically have an above-average price-to-earnings ratio,            INCLUDING VARIABLE PRODUCT CHARGES, PLEASE
price-to- book ratio, and three-year sales-per-share growth value, compared to the S&P    CONTACT YOUR VARIABLE PRODUCT ISSUER OR
Composite 1500 Index.                                                                     FINANCIAL ADVISOR.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of the peer group reflects fund expenses; performance of a market index does not.
=======================================================================================

SERIES II SHARES INCEPTION DATE IS AUGUST    NET ASSET VALUE. INVESTMENT RETURN AND
21, 2001. RETURNS SINCE THAT DATE ARE        PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU
HISTORICAL. ALL OTHER RETURNS ARE THE        MAY HAVE A GAIN OR LOSS WHEN YOU SELL
BLENDED RETURNS OF THE HISTORICAL            SHARES.
PERFORMANCE OF SERIES II SHARES SINCE
THEIR INCEPTION AND THE RESTATED                THE TOTAL ANNUAL FUND OPERATING EXPENSE
HISTORICAL PERFORMANCE OF SERIES I SHARES    RATIO SET FORTH IN THE MOST RECENT FUND
(FOR PERIODS PRIOR TO INCEPTION OF SERIES    PROSPECTUS AS OF THE DATE OF THIS REPORT
II SHARES) ADJUSTED TO REFLECT THE RULE      FOR SERIES I AND SERIES II SHARES WAS
12B-1 FEES APPLICABLE TO SERIES II SHARES.   0.92% AND 1.17%, RESPECTIVELY. THE EXPENSE
THE INCEPTION DATE OF SERIES I SHARES IS     RATIOS PRESENTED ABOVE MAY VARY FROM THE
MAY 5, 1993. THE PERFORMANCE OF THE FUND'S   EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
SERIES I AND SERIES II SHARE CLASSES WILL    OF THIS REPORT THAT ARE BASED ON EXPENSES
DIFFER PRIMARILY DUE TO DIFFERENT CLASS      INCURRED DURING THE PERIOD COVERED BY THIS
EXPENSES.                                    REPORT.

   THE PERFORMANCE DATA QUOTED REPRESENT        AIM V.I. CAPITAL APPRECIATION FUND, A
PAST PERFORMANCE AND CANNOT GUARANTEE        SERIES PORTFOLIO OF AIM VARIABLE INSURANCE
COMPARABLE FUTURE RESULTS; CURRENT           FUNDS, IS CURRENTLY OFFERED THROUGH
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   INSURANCE COMPANIES ISSUING VARIABLE
CONTACT YOUR VARIABLE PRODUCT ISSUER OR      PRODUCTS. YOU CANNOT PURCHASE SHARES OF
FINANCIAL ADVISOR FOR THE MOST RECENT        THE FUND DIRECTLY. PERFORMANCE FIGURES
MONTH-END VARIABLE PRODUCT PERFORMANCE.      GIVEN REPRESENT THE FUND AND ARE NOT
PERFORMANCE FIGURES REFLECT FUND EXPENSES,   INTENDED TO REFLECT ACTUAL VARIABLE
REINVESTED DISTRIBUTIONS AND CHANGES IN      PRODUCT VALUES. THEY DO NOT REFLECT SALES
                                             CHARGES, EXPENSES AND

AIM V.I. CAPITAL APPRECIATION FUND

SCHEDULE OF INVESTMENTS(a)

June 30, 2009
(Unaudited)




                                                       SHARES         VALUE
------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-97.17%

AEROSPACE & DEFENSE-8.17%

General Dynamics Corp.                                  83,450    $  4,622,295
------------------------------------------------------------------------------
Goodrich Corp.                                          55,982       2,797,421
------------------------------------------------------------------------------
Honeywell International Inc.                           198,262       6,225,427
------------------------------------------------------------------------------
Lockheed Martin Corp.                                  134,790      10,870,813
------------------------------------------------------------------------------
Raytheon Co.                                           275,937      12,259,881
------------------------------------------------------------------------------
Rockwell Collins, Inc.                                  87,240       3,640,525
------------------------------------------------------------------------------
United Technologies Corp.                              230,031      11,952,411
==============================================================================
                                                                    52,368,773
==============================================================================


AIR FREIGHT & LOGISTICS-0.50%

Expeditors International of Washington, Inc.            95,567       3,186,204
==============================================================================


APPAREL RETAIL-1.02%

Gap, Inc. (The)                                        397,086       6,512,210
==============================================================================


APPLICATION SOFTWARE-2.09%

Adobe Systems Inc.(b)                                  385,014      10,895,896
------------------------------------------------------------------------------
Intuit Inc.(b)                                          88,399       2,489,316
==============================================================================
                                                                    13,385,212
==============================================================================


BIOTECHNOLOGY-1.92%

Biogen Idec Inc.(b)                                     42,960       1,939,644
------------------------------------------------------------------------------
Gilead Sciences, Inc.(b)                               221,201      10,361,055
==============================================================================
                                                                    12,300,699
==============================================================================


COMMUNICATIONS EQUIPMENT-6.26%

Cisco Systems, Inc.(b)                                 336,176       6,266,321
------------------------------------------------------------------------------
Nokia Corp.-ADR (Finland)                              314,505       4,585,483
------------------------------------------------------------------------------
QUALCOMM Inc.                                          299,767      13,549,468
------------------------------------------------------------------------------
Research In Motion Ltd. (Canada)(b)                    221,085      15,708,089
==============================================================================
                                                                    40,109,361
==============================================================================


COMPUTER HARDWARE-3.13%

Apple Inc.(b)                                           74,540      10,616,732
------------------------------------------------------------------------------
International Business Machines Corp.                   90,267       9,425,680
==============================================================================
                                                                    20,042,412
==============================================================================


CONSTRUCTION & ENGINEERING-0.61%

Fluor Corp.                                             76,028       3,899,476
==============================================================================


DATA PROCESSING & OUTSOURCED SERVICES-2.48%

MasterCard, Inc.-Class A                                68,732      11,499,551
------------------------------------------------------------------------------
Visa Inc.-Class A                                       71,075       4,425,129
==============================================================================
                                                                    15,924,680
==============================================================================


DEPARTMENT STORES-1.07%

Kohl's Corp.(b)                                        110,363       4,718,018
------------------------------------------------------------------------------
Macy's Inc.                                            181,110       2,129,854
==============================================================================
                                                                     6,847,872
==============================================================================

DIVERSIFIED METALS & MINING-0.38%

BHP Billiton Ltd. (Australia)                           87,889       2,408,437
==============================================================================


EDUCATION SERVICES-1.46%

Apollo Group, Inc.-Class A(b)                          132,131       9,397,157
==============================================================================


ELECTRONIC COMPONENTS-0.65%

Corning Inc.                                           258,158       4,146,018
==============================================================================


ENVIRONMENTAL & FACILITIES SERVICES-1.67%

Waste Management, Inc.                                 380,380      10,711,501
==============================================================================


FERTILIZERS & AGRICULTURAL CHEMICALS-1.34%

Monsanto Co.                                            60,200       4,475,268
------------------------------------------------------------------------------
Mosaic Co. (The)                                        45,551       2,017,909
------------------------------------------------------------------------------
Potash Corp. of Saskatchewan Inc. (Canada)              22,902       2,131,031
==============================================================================
                                                                     8,624,208
==============================================================================


FOOD RETAIL-2.28%

Kroger Co. (The)                                       661,828      14,593,307
==============================================================================


FOOTWEAR-0.50%

NIKE, Inc.-Class B                                      61,460       3,182,399
==============================================================================


GAS UTILITIES-0.33%

EQT Corp.                                               61,571       2,149,444
==============================================================================


HEALTH CARE EQUIPMENT-8.98%

Baxter International Inc.                              415,642      22,012,400
------------------------------------------------------------------------------
Becton, Dickinson and Co.                              321,448      22,922,457
------------------------------------------------------------------------------
Medtronic, Inc.                                        296,262      10,336,581
------------------------------------------------------------------------------
Varian Medical Systems, Inc.(b)                         66,372       2,332,312
==============================================================================
                                                                    57,603,750
==============================================================================


HEALTH CARE SERVICES-0.53%

Express Scripts, Inc.(b)                                49,775       3,422,031
==============================================================================


HOME IMPROVEMENT RETAIL-1.46%

Home Depot, Inc. (The)                                 203,025       4,797,481
------------------------------------------------------------------------------
Lowe's Cos., Inc.                                      236,722       4,594,774
==============================================================================
                                                                     9,392,255
==============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. CAPITAL APPRECIATION FUND

                                                       SHARES         VALUE
------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS-4.85%

Clorox Co. (The)                                        91,813    $  5,125,920
------------------------------------------------------------------------------
Colgate-Palmolive Co.                                  141,320       9,996,977
------------------------------------------------------------------------------
Procter & Gamble Co. (The)                             312,360      15,961,596
==============================================================================
                                                                    31,084,493
==============================================================================


HUMAN RESOURCE & EMPLOYMENT SERVICES-0.31%

Robert Half International, Inc.                         83,454       1,971,183
==============================================================================


HYPERMARKETS & SUPER CENTERS-1.74%

Costco Wholesale Corp.                                 104,268       4,765,048
------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                  132,448       6,415,781
==============================================================================
                                                                    11,180,829
==============================================================================

INDUSTRIAL MACHINERY-0.21%

Valmont Industries, Inc.                                18,402       1,326,416
==============================================================================


INTEGRATED OIL & GAS-1.77%

Exxon Mobil Corp.                                       91,137       6,371,387
------------------------------------------------------------------------------
Occidental Petroleum Corp.                              76,175       5,013,077
==============================================================================
                                                                    11,384,464
==============================================================================


INTERNET RETAIL-0.45%

Priceline.com Inc.(b)                                   25,867       2,885,464
==============================================================================


INTERNET SOFTWARE & SERVICES-2.65%

eBay Inc.(b)                                           127,085       2,176,966
------------------------------------------------------------------------------
Google Inc.-Class A(b)                                  31,289      13,191,130
------------------------------------------------------------------------------
VeriSign, Inc.(b)                                       86,361       1,595,951
==============================================================================
                                                                    16,964,047
==============================================================================


INVESTMENT BANKING & BROKERAGE-0.50%

Charles Schwab Corp. (The)                             182,357       3,198,542
==============================================================================


IT CONSULTING & OTHER SERVICES-3.12%

Accenture Ltd.-Class A                                 323,915      10,838,196
------------------------------------------------------------------------------
Amdocs Ltd.(b)                                         129,355       2,774,665
------------------------------------------------------------------------------
Cognizant Technology Solutions Corp.-Class A(b)        238,485       6,367,549
==============================================================================
                                                                    19,980,410
==============================================================================


LIFE SCIENCES TOOLS & SERVICES-0.25%

Thermo Fisher Scientific, Inc.(b)                       39,879       1,625,867
==============================================================================


MANAGED HEALTH CARE-0.75%

UnitedHealth Group Inc.                                191,497       4,783,595
==============================================================================


OIL & GAS DRILLING-0.43%

Transocean Ltd.(b)                                      37,581       2,791,893
==============================================================================


OIL & GAS EQUIPMENT & SERVICES-1.17%

Baker Hughes Inc.                                       47,936       1,746,788
------------------------------------------------------------------------------
Cameron International Corp.(b)                         106,594       3,016,610
------------------------------------------------------------------------------
Schlumberger Ltd.                                       29,389       1,590,239
------------------------------------------------------------------------------
Weatherford International Ltd.(b)                       60,056       1,174,695
==============================================================================
                                                                     7,528,332
==============================================================================


OIL & GAS EXPLORATION & PRODUCTION-1.35%

Apache Corp.                                            38,024       2,743,432
------------------------------------------------------------------------------
Devon Energy Corp.                                      76,742       4,182,439
------------------------------------------------------------------------------
XTO Energy, Inc.                                        44,901       1,712,524
==============================================================================
                                                                     8,638,395
==============================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-0.30%

JPMorgan Chase & Co.                                    56,120       1,914,253
==============================================================================


PACKAGED FOODS & MEATS-2.88%

General Mills, Inc.                                    143,520       8,039,990
------------------------------------------------------------------------------
Kellogg Co.                                            224,075      10,435,173
==============================================================================
                                                                    18,475,163
==============================================================================


PHARMACEUTICALS-6.08%

Abbott Laboratories                                    274,060      12,891,782
------------------------------------------------------------------------------
Johnson & Johnson                                      369,045      20,961,756
------------------------------------------------------------------------------
Shire PLC (United Kingdom)                             372,410       5,135,423
==============================================================================
                                                                    38,988,961
==============================================================================


PROPERTY & CASUALTY INSURANCE-2.42%

ACE Ltd. (Switzerland)                                 172,729       7,639,804
------------------------------------------------------------------------------
Chubb Corp. (The)                                      198,112       7,900,706
==============================================================================
                                                                    15,540,510
==============================================================================


PUBLISHING-0.25%

Morningstar, Inc.(b)                                    39,217       1,616,917
==============================================================================


RAILROADS-0.71%

Norfolk Southern Corp.                                  58,271       2,195,069
------------------------------------------------------------------------------
Union Pacific Corp.                                     45,391       2,363,055
==============================================================================
                                                                     4,558,124
==============================================================================


RESTAURANTS-1.64%

Krispy Kreme Doughnuts Inc.-Wts., expiring
  03/02/12(c)                                            1,194              48
------------------------------------------------------------------------------
McDonald's Corp.                                       129,525       7,446,392
------------------------------------------------------------------------------
Yum! Brands, Inc.                                       91,282       3,043,342
==============================================================================
                                                                    10,489,782
==============================================================================


SEMICONDUCTORS-3.18%

Altera Corp.                                           281,826       4,588,127
------------------------------------------------------------------------------
Intel Corp.                                            304,149       5,033,666
------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.-ADR
  (Taiwan)                                             305,152       2,871,481
------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. CAPITAL APPRECIATION FUND

                                                       SHARES         VALUE
------------------------------------------------------------------------------
SEMICONDUCTORS-(CONTINUED)

Texas Instruments Inc.                                 148,241    $  3,157,533
------------------------------------------------------------------------------
Xilinx, Inc.                                           233,131       4,769,860
==============================================================================
                                                                    20,420,667
==============================================================================


SOFT DRINKS-4.15%

Coca-Cola Co. (The)                                    234,640      11,260,374
------------------------------------------------------------------------------
PepsiCo, Inc.                                          278,952      15,331,202
==============================================================================
                                                                    26,591,576
==============================================================================


SPECIALIZED FINANCE-1.38%

CME Group Inc.                                          11,763       3,659,587
------------------------------------------------------------------------------
IntercontinentalExchange Inc.(b)                        45,556       5,204,317
==============================================================================
                                                                     8,863,904
==============================================================================


SYSTEMS SOFTWARE-4.75%

Check Point Software Technologies Ltd. (Israel)(b)     181,061       4,249,502
------------------------------------------------------------------------------
McAfee Inc.(b)                                          63,000       2,657,970
------------------------------------------------------------------------------
Microsoft Corp.                                        933,788      22,196,141
------------------------------------------------------------------------------
Symantec Corp.(b)                                       86,027       1,338,580
==============================================================================
                                                                    30,442,193
==============================================================================


TRADING COMPANIES & DISTRIBUTORS-0.50%

W.W. Grainger, Inc.                                     38,929       3,187,507
==============================================================================


WIRELESS TELECOMMUNICATION SERVICES-2.55%

China Mobile Ltd. (China)                              297,711       2,980,932
------------------------------------------------------------------------------
KDDI Corp. (Japan)                                       2,521      13,364,351
==============================================================================
                                                                    16,345,283
==============================================================================
     Total Common Stocks & Other Equity Interests
     (Cost $642,343,879)                                           622,986,176
==============================================================================



MONEY MARKET FUNDS-2.93%

Liquid Assets Portfolio-Institutional Class(d)       9,372,127       9,372,127
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)             9,372,127       9,372,127
==============================================================================
     Total Money Market Funds (Cost $18,744,254)                    18,744,254
==============================================================================
TOTAL INVESTMENTS-100.10% (Cost $661,088,133)                      641,730,430
==============================================================================
OTHER ASSETS LESS LIABILITIES-(0.10)%                                 (612,802)
==============================================================================
NET ASSETS-100.00%                                                $641,117,628
______________________________________________________________________________
==============================================================================



Investment Abbreviations:

ADR   - American Depositary Receipt
Wts.  - Warrants


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c)   Non-income producing security acquired through a corporate action.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2009



-------------------------------------------------------------------------
Information Technology                                               28.3%
-------------------------------------------------------------------------
Health Care                                                          18.5
-------------------------------------------------------------------------
Consumer Staples                                                     15.9
-------------------------------------------------------------------------
Industrials                                                          12.7
-------------------------------------------------------------------------
Consumer Discretionary                                                7.9
-------------------------------------------------------------------------
Energy                                                                4.7
-------------------------------------------------------------------------
Financials                                                            4.6
-------------------------------------------------------------------------
Telecommunication Services                                            2.6
-------------------------------------------------------------------------
Materials                                                             1.7
-------------------------------------------------------------------------
Utilities                                                             0.3
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 2.8
_________________________________________________________________________
=========================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. CAPITAL APPRECIATION FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost
  $642,343,879)                          $  622,986,176
-------------------------------------------------------
Investments in affiliated money market
  funds, at value and cost                   18,744,254
=======================================================
     Total investments, at value (Cost
       $661,088,133)                        641,730,430
=======================================================
Foreign currencies, at value (Cost
  $133,461)                                     133,842
-------------------------------------------------------
Receivables for:
  Investments sold                              987,903
-------------------------------------------------------
  Fund shares sold                              276,020
-------------------------------------------------------
  Dividends                                     448,714
-------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             102,242
-------------------------------------------------------
Other assets                                        387
=======================================================
     Total assets                           643,679,538
_______________________________________________________
=======================================================


LIABILITIES:

Payables for:
  Investments purchased                       1,191,918
-------------------------------------------------------
  Fund shares reacquired                        556,696
-------------------------------------------------------
Accrued fees to affiliates                      485,933
-------------------------------------------------------
Accrued other operating expenses                 79,239
-------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              248,124
=======================================================
     Total liabilities                        2,561,910
=======================================================
Net assets applicable to shares
  outstanding                            $  641,117,628
_______________________________________________________
=======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest            $1,070,722,451
-------------------------------------------------------
Undistributed net investment income           6,090,017
-------------------------------------------------------
Undistributed net realized gain (loss)     (416,337,882)
-------------------------------------------------------
Unrealized appreciation (depreciation)      (19,356,958)
=======================================================
                                         $  641,117,628
_______________________________________________________
=======================================================



NET ASSETS:

Series I                                 $  468,761,892
_______________________________________________________
=======================================================
Series II                                $  172,355,736
_______________________________________________________
=======================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                     27,021,395
_______________________________________________________
=======================================================
Series II                                    10,118,056
_______________________________________________________
=======================================================
Series I:
  Net asset value per share              $        17.35
_______________________________________________________
=======================================================
Series II:
  Net asset value per share              $        17.03
_______________________________________________________
=======================================================




STATEMENT OF OPERATIONS

For the six months ended June 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding
  taxes of $43,022)                       $  6,164,271
------------------------------------------------------
Dividends from affiliated money market
  funds                                        116,271
======================================================
     Total investment income                 6,280,542
======================================================


EXPENSES:

Advisory fees                                1,904,031
------------------------------------------------------
Administrative services fees                   777,849
------------------------------------------------------
Distribution fees -- Series II                 203,094
------------------------------------------------------
Transfer agent fees                             44,554
------------------------------------------------------
Trustees' and officers' fees and
  benefits                                      21,820
------------------------------------------------------
Other                                           51,328
======================================================
     Total expenses                          3,002,676
======================================================
Less: Fees waived and expense offset
  arrangement(s)                               (21,817)
======================================================
     Net expenses                            2,980,859
======================================================
Net investment income                        3,299,683
======================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net
     gains (losses) from securities
     sold to affiliates of $(129,552))     (71,592,985)
------------------------------------------------------
  Foreign currencies                            (4,793)
======================================================
                                           (71,597,778)
======================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                     82,345,171
------------------------------------------------------
  Foreign currencies                           (22,603)
======================================================
                                            82,322,568
======================================================
Net realized and unrealized gain            10,724,790
======================================================
Net increase in net assets resulting
  from operations                         $ 14,024,473
______________________________________________________
======================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. CAPITAL APPRECIATION FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2009 and the year ended December 31, 2008 (Unaudited)



                                                                            JUNE 30,       DECEMBER 31,
                                                                              2009             2008
--------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                   $  3,299,683    $    3,196,615
--------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                 (71,597,778)     (106,704,909)
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                      82,322,568      (443,131,750)
========================================================================================================
     Net increase (decrease) in net assets resulting from operations        14,024,473      (546,640,044)
========================================================================================================
Share transactions-net:
  Series I                                                                 (33,658,315)     (183,737,135)
--------------------------------------------------------------------------------------------------------
  Series II                                                                 (8,121,894)      (36,720,561)
========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                        (41,780,209)     (220,457,696)
========================================================================================================
     Net increase (decrease) in net assets                                 (27,755,736)     (767,097,740)
========================================================================================================


NET ASSETS:

  Beginning of period                                                      668,873,364     1,435,971,104
========================================================================================================
  End of period (includes undistributed net investment income of
     $6,090,017 and $2,790,334, respectively)                             $641,117,628    $  668,873,364
________________________________________________________________________________________________________
========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Capital Appreciation Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-one separate portfolios, (each constituting a "Fund"). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

  The Fund's investment objective is growth of capital.

  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products").

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.


AIM V.I. CAPITAL APPRECIATION FUND

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, management monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are available for issuance. Such events and transactions are monitored through the date of the report of independent registered public accounting firm for audited periods and 45 days from the period end date for all other periods.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed,

AIM V.I. CAPITAL APPRECIATION FUND
      realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The maximum risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $250 million                                            0.65%
-------------------------------------------------------------------
Over $250 million                                             0.60%
___________________________________________________________________
===================================================================




  Through December 31, 2009, the Advisor has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.695%
-------------------------------------------------------------------
Next $750 million                                            0.625%
-------------------------------------------------------------------
Next $1.5 billion                                            0.62%
-------------------------------------------------------------------
Next $2.5 billion                                            0.595%
-------------------------------------------------------------------
Next $2.5 billion                                            0.57%
-------------------------------------------------------------------
Next $2.5 billion                                            0.545%
-------------------------------------------------------------------
Over $10 billion                                             0.52%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through at least April 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. The Advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.

  Further, the Advisor has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended June 30, 2009, the Advisor waived advisory fees of $21,335.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2009, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco Aim for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2009, Invesco Aim was paid $75,571 for accounting and fund administrative services and reimbursed $702,278 for services provided by insurance companies.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays

AIM V.I. CAPITAL APPRECIATION FUND

IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2009, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                LEVEL 1         LEVEL 2       LEVEL 3         TOTAL
----------------------------------------------------------------------------------------------------------------------
Equity Securities                                            $620,822,219     $20,908,211       $--       $641,730,430
______________________________________________________________________________________________________________________
======================================================================================================================



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2009, the Fund engaged in securities purchases of $678,906 and securities sales of $240,023, which resulted in net realized gains (losses) of $(129,552).

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2009, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $482.

NOTE 6--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2009, the Fund paid legal fees of $2,264 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.


AIM V.I. CAPITAL APPRECIATION FUND

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $185,737,883 of capital loss carryforward in the fiscal year ending December 31, 2009.

  The Fund had a capital loss carryforward as of December 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
December 31, 2009                                                                  $  8,262,478
-----------------------------------------------------------------------------------------------
December 31, 2010                                                                   140,535,267
-----------------------------------------------------------------------------------------------
December 31, 2011                                                                    56,312,952
===============================================================================================
Total capital loss carryforward                                                    $205,110,697
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of the dates May 1, 2006, the date of the reorganization of AIM V.I. Aggressive Growth Fund and V.I. Growth Fund into the Fund and November 6, 2006, the date of the reorganization of AIM V.I. Demographic Trends Fund into the Fund are realized on securities held in each fund at such dates of the reorganizations, the capital loss carryforward may be further limited for up to five years from the dates of the reorganizations.

    On April 27, 2007, 1,144,589 Series I and II shares of the Fund valued at $56,570,503 were redeemed by a significant shareholder and settled through a redemption-in-kind transaction, which resulted in a realized gain of $11,904,147 to the Fund for book purposes. From a federal income tax perspective, the realized gains are not recognized.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2009 was $246,930,597 and $247,909,221, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $ 45,608,034
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (73,660,171)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $(28,052,137)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $669,782,567.


NOTE 10--SHARE INFORMATION


                                                                               SUMMARY OF SHARE ACTIVITY
-------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   JUNE 30, 2009(a)                DECEMBER 31, 2008
                                                             ---------------------------     ----------------------------
                                                               SHARES          AMOUNT          SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                      701,625     $ 11,419,079      1,708,428     $  40,436,878
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                     488,710        7,856,731      1,300,851        26,652,962
=========================================================================================================================
Reacquired:
  Series I                                                   (2,806,751)     (45,077,394)    (9,585,390)     (224,174,013)
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                  (1,014,494)     (15,978,625)    (2,724,387)      (63,373,523)
=========================================================================================================================
Net increase (decrease) in share activity                    (2,630,910)    $(41,780,209)    (9,300,498)    $(220,457,696)
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 50% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


AIM V.I. CAPITAL APPRECIATION FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET      NET     ON SECURITIES               DIVIDENDS
                             VALUE,   INVESTMENT      (BOTH      TOTAL FROM   FROM NET    NET ASSET               NET ASSETS,
                           BEGINNING    INCOME     REALIZED AND  INVESTMENT  INVESTMENT  VALUE, END    TOTAL     END OF PERIOD
                           OF PERIOD    (LOSS)     UNREALIZED)   OPERATIONS    INCOME     OF PERIOD  RETURN(a)  (000S OMITTED)
------------------------------------------------------------------------------------------------------------------------------
SERIES I
Six months ended 06/30/09    $16.89     $ 0.09(c)    $  0.37       $  0.46     $   --      $17.35        2.72%    $  468,762
Year ended 12/31/08           29.37       0.09(c)     (12.57)       (12.48)        --       16.89      (42.49)       492,079
Year ended 12/31/07           26.22       0.01          3.14          3.15         --       29.37       12.01      1,086,677
Year ended 12/31/06           24.67       0.01          1.55          1.56      (0.01)      26.22        6.34      1,204,559
Year ended 12/31/05           22.69       0.03          1.97          2.00      (0.02)      24.67        8.79        822,899
Year ended 12/31/04           21.28       0.02(e)       1.39          1.41         --       22.69        6.62        886,990
------------------------------------------------------------------------------------------------------------------------------
SERIES II
Six months ended 06/30/09     16.61       0.07(c)       0.35          0.42         --       17.03        2.53        172,356
Year ended 12/31/08           28.95       0.03(c)     (12.37)       (12.34)        --       16.61      (42.63)       176,794
Year ended 12/31/07           25.91      (0.07)         3.11          3.04         --       28.95       11.73        349,294
Year ended 12/31/06           24.43      (0.05)         1.53          1.48         --       25.91        6.06        371,316
Year ended 12/31/05           22.50      (0.03)         1.96          1.93         --       24.43        8.58        339,190
Year ended 12/31/04           21.16      (0.02)(e)      1.36          1.34         --       22.50        6.33        136,982
______________________________________________________________________________________________________________________________
==============================================================================================================================

                               RATIO OF          RATIO OF
                               EXPENSES          EXPENSES
                              TO AVERAGE      TO AVERAGE NET   RATIO OF NET
                              NET ASSETS      ASSETS WITHOUT    INVESTMENT
                           WITH FEE WAIVERS    FEE WAIVERS    INCOME (LOSS)
                            AND/OR EXPENSES  AND/OR EXPENSES    TO AVERAGE    PORTFOLIO
                               ABSORBED          ABSORBED       NET ASSETS   TURNOVER(b)
----------------------------------------------------------------------------------------
SERIES I
Six months ended 06/30/09        0.90%(d)          0.91%(d)        1.14%(d)       42%
Year ended 12/31/08              0.91              0.91            0.37          103
Year ended 12/31/07              0.88              0.88            0.03           71
Year ended 12/31/06              0.91              0.91            0.06          120
Year ended 12/31/05              0.89              0.89            0.11           97
Year ended 12/31/04              0.91              0.91            0.09(e)        74
----------------------------------------------------------------------------------------
SERIES II
Six months ended 06/30/09        1.15(d)           1.16(d)         0.89(d)        42
Year ended 12/31/08              1.16              1.16            0.12          103
Year ended 12/31/07              1.13              1.13           (0.22)          71
Year ended 12/31/06              1.16              1.16           (0.19)         120
Year ended 12/31/05              1.14              1.14           (0.14)          97
Year ended 12/31/04              1.16              1.16           (0.16)(e)       74
________________________________________________________________________________________
========================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)  Calculated using average shares outstanding.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $455,282 and $163,822 for Series I and Series II shares, respectively.
(e) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.04) and (0.17)% and $(0.08) and (0.42)% for Series I and Series II shares, respectively.


AIM V.I. CAPITAL APPRECIATION FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
    Series I        $1,000.00      $1,027.20       $4.52       $1,020.33       $4.51        0.90%
---------------------------------------------------------------------------------------------------
    Series II        1,000.00       1,025.30        5.77        1,019.09        5.76        1.15
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009 through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM V.I. CAPITAL APPRECIATION FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the Board) of AIM        In addition to their meetings             particular factor that was controlling.
Variable Insurance Funds is required under   throughout the year, the Sub-Committees      Each Trustee may have evaluated the
the Investment Company Act of 1940 to        meet at designated contract renewal          information provided differently from
approve annually the renewal of the AIM      meetings each year to conduct an in-depth    another Trustee and attributed different
V.I. Capital Appreciation Fund (the Fund)    review of the performance, fees, expenses    weight to the various factors. The
investment advisory agreement with Invesco   and other matters related to their           Trustees recognized that the advisory
Aim Advisors, Inc. (Invesco Aim) and the     assigned funds. During the contract          arrangements and resulting advisory fees
Master Intergroup Sub-Advisory Contract      renewal process, the Trustees receive        for the Fund and the other AIM Funds are
for Mutual Funds (the sub-advisory           comparative performance and fee data         the result of years of review and
contracts) with Invesco Asset Management     regarding the AIM Funds prepared by an       negotiation between the Trustees and
Deutschland GmbH, Invesco Asset Management   independent company, Lipper, Inc.            Invesco Aim, that the Trustees may focus
Limited, Invesco Asset Management (Japan)    (Lipper), under the direction and            to a greater extent on certain aspects of
Limited, Invesco Australia Limited,          supervision of the Senior Officer who also   these arrangements in some years than in
Invesco Global Asset Management (N.A.),      prepares a separate analysis of this         others, and that the Trustees'
Inc., Invesco Hong Kong Limited, Invesco     information for the Trustees. Each Sub-      deliberations and conclusions in a
Institutional (N.A.), Inc., Invesco Senior   Committee then makes recommendations to      particular year may be based in part on
Secured Management, Inc. and Invesco         the Investments Committee regarding the      their deliberations and conclusions
Trimark Ltd. (collectively, the Affiliated   fees and expenses of their assigned funds.   regarding these same arrangements
Sub-Advisers). During contract renewal       The Investments Committee considers each     throughout the year and in prior years.
meetings held on June 16-17, 2009, the       Sub-Committee's recommendations and makes
Board as a whole, and the disinterested or   its own recommendations regarding the fees      The discussion below serves as a
"independent" Trustees voting separately,    and expenses of the AIM Funds to the full    summary of the Senior Officer's
approved the continuance of the Fund's       Board. The Investments Committee also        independent written evaluation with
investment advisory agreement and the        considers each Sub-Committee's               respect to the Fund's investment advisory
sub-advisory contracts for another year,     recommendations in making its annual         agreement as well as a discussion of the
effective July 1, 2009. In doing so, the     recommendation to the Board whether to       material factors and related conclusions
Board determined that the Fund's             approve the continuance of each AIM Fund's   that formed the basis for the Board's
investment advisory agreement and the        investment advisory agreement and            approval of the Fund's investment advisory
sub-advisory contracts are in the best       sub-advisory contracts for another year.     agreement and sub-advisory contracts.
interests of the Fund and its shareholders                                                Unless otherwise stated, information set
and that the compensation to Invesco Aim        The independent Trustees met separately   forth below is as of June 17, 2009, and
and the Affiliated Sub-Advisers under the    during their evaluation of the Fund's        does not reflect any changes that may have
Fund's investment advisory agreement and     investment advisory agreement and            occurred since that date, including but
sub-advisory contracts is fair and           sub-advisory contracts with independent      not limited to changes to the Fund's
reasonable.                                  legal counsel. The independent Trustees      performance, advisory fees, expense
                                             were also assisted in their annual           limitations and/or fee waivers.
THE BOARD'S FUND EVALUATION PROCESS          evaluation of the Fund's investment
                                             advisory agreement by the Senior Officer.    FACTORS AND CONCLUSIONS AND SUMMARY OF
The Board's Investments Committee has        One responsibility of the Senior Officer     INDEPENDENT WRITTEN FEE EVALUATION
established three Sub-Committees that are    is to manage the process by which the AIM
responsible for overseeing the management    Funds' proposed management fees are             A. Nature, Extent and Quality of
of a number of the series portfolios of      negotiated during the annual contract              Services Provided by Invesco Aim
the AIM Funds. This Sub-Committee            renewal process to ensure that they are
structure permits the Trustees to focus on   negotiated in a manner that is at arms'      The Board reviewed the advisory services
the performance of the AIM Funds that have   length and reasonable. Accordingly, the      provided to the Fund by Invesco Aim under
been assigned to them. The Sub-Committees    Senior Officer must either supervise a       the Fund's investment advisory agreement,
meet throughout the year to review the       competitive bidding process or prepare an    the performance of Invesco Aim in
performance of their assigned funds, and     independent written evaluation. The Senior   providing these services, and the
the Sub-Committees review monthly and        Officer recommended that an independent      credentials and experience of the officers
quarterly comparative performance            written evaluation be provided and, at the   and employees of Invesco Aim who provide
information and periodic asset flow data     direction of the Board, prepared an          these services. The Board's review of the
for their assigned funds. These materials    independent written evaluation.              qualifications of Invesco Aim to provide
are prepared under the direction and                                                      these services included the Board's
supervision of the independent Senior           During the annual contract renewal        consideration of Invesco Aim's portfolio
Officer, an officer of the AIM Funds who     process, the Board considered the factors    and product review process, various back
reports directly to the independent          discussed below in evaluating the fairness   office support functions provided by
Trustees. Over the course of each year,      and reasonableness of the Fund's             Invesco Aim and its affiliates, and
the Sub-Committees meet with portfolio       investment advisory agreement and            Invesco Aim's equity and fixed income
managers for their assigned funds and        sub-advisory contracts. The Board            trading operations. The Board concluded
other members of management and review       considered all of the information provided   that the nature, extent and quality of the
with these individuals the performance,      to them, including information provided at   advisory services provided to the Fund by
investment objective(s), policies,           their meetings throughout the year as part   Invesco Aim are appropriate and that
strategies and limitations of these funds.   of their ongoing oversight of the Fund,      Invesco Aim currently is providing
                                             and did not identify any                     satisfactory advisory services in
                                                                                          accordance with the terms of the Fund's
                                                                                          investment advisory

AIM V.I. CAPITAL APPRECIATION FUND                                                                                         continued

agreement. In addition, based on their          C. Fund Performance                       managed by Invesco Aim or an Affiliated
ongoing meetings throughout the year with                                                 Sub-Adviser, at a common asset level. The
the Fund's portfolio manager or managers,    The Board considered fund performance as a   Board noted that the Fund's contractual
the Board concluded that these individuals   relevant factor in considering whether to    advisory fee rate was below the median
are competent and able to continue to        approve the investment advisory agreement.   contractual advisory fee of funds in its
carry out their responsibilities under the   The Board did not view fund performance as   expense group. The Board also reviewed the
Fund's investment advisory agreement.        a relevant factor in considering whether     methodology used by Lipper in determining
                                             to approve the sub-advisory contracts for    contractual fee rates, which includes
   In determining whether to continue the    the Fund, as no Affiliated Sub-Adviser       using audited financial data from the most
Fund's investment advisory agreement, the    currently manages assets of the Fund.        recent annual report of each fund in the
Board considered the prior relationship                                                   expense group that was publicly available
between Invesco Aim and the Fund, as well       The Board compared the Fund's             as of the end of the past calendar year.
as the Board's knowledge of Invesco Aim's    performance during the past one, three and   The Board noted that some comparative data
operations, and concluded that it is         five calendar years to the performance of    was at least one year old and that other
beneficial to maintain the current           all funds in the Lipper performance          data did not reflect the market downturn
relationship, in part, because of such       universe that are not managed by Invesco     that occurred in the fourth quarter of
knowledge. The Board also considered the     Aim or an Affiliated Sub-Adviser and         2008.
steps that Invesco Aim and its affiliates    against the Lipper VA Underlying Funds --
continue to take to improve the quality      Multi-Cap Growth Index and the Lipper VA        The Board also compared the Fund's
and efficiency of the services they          Underlying Funds -- Large-Cap Growth         effective fee rate (the advisory fee after
provide to the AIM Funds in the areas of     Index. The Board noted that the Fund's       any advisory fee waivers and before any
investment performance, product line         performance was in the fourth quintile of    expense limitations/waivers) to the
diversification, distribution, fund          its performance universe for the one,        advisory fee rates of other domestic
operations, shareholder services and         three and five year periods (the first       clients of Invesco Aim and its affiliates
compliance. The Board concluded that the     quintile being the best performing funds     with investment strategies comparable to
quality and efficiency of the services       and the fifth quintile being the worst       those of the Fund, including two mutual
Invesco Aim and its affiliates provide to    performing funds). The Board noted that      funds advised by Invesco Aim and four
the AIM Funds in each of these areas         the Fund's performance was below the         mutual funds sub-advised by an Invesco Aim
support the Board's approval of the          performance of the Lipper VA Underlying      affiliate. The Board noted that the Fund's
continuance of the Fund's investment         Funds -- Large-Cap Growth Index for the      rate was: (i) below the effective fee rate
advisory agreement.                          one, three and five year periods. The        for one mutual fund and above the rate for
                                             Board also noted that the Fund's             the other mutual fund advised by Invesco
   B. Nature, Extent and Quality of          performance was above the performance of     Aim; and (ii) above the sub-adviser
      Services Provided by Affiliated        the Lipper VA Underlying Funds --            effective fee rates for the domestic
      Sub-Advisers                           Multi-Cap Growth Index for the one and       mutual funds sub-advised by an Invesco Aim
                                             three periods and below the performance of   affiliate.
The Board reviewed the services provided     that Index for the five year period. The
by the Affiliated Sub-Advisers under the     Board noted that Invesco Aim made changes       The Board noted that Invesco Aim
sub-advisory contracts and the credentials   to the Fund's portfolio management team in   contractually agreed to waive advisory
and experience of the officers and           2008, which need more time to be evaluated   fees of the Fund through December 31,
employees of the Affiliated Sub-Advisers     before a conclusion can be reached that      2009, and proposes to let that waiver
who provide these services. The Board        the changes have adequately addressed the    expire as it has not resulted in any fee
concluded that the nature, extent and        Fund's underperformance. Although the        reductions for the past fiscal year of the
quality of the services provided by the      independent written evaluation of the        Fund. The Board also noted that Invesco
Affiliated Sub-Advisers are appropriate.     Fund's Senior Officer only considered Fund   Aim has contractually agreed to waive fees
The Board noted that the Affiliated          performance through the most recent          and/or limit expenses of the Fund through
Sub-Advisers, which have offices and         calendar year, the Board also reviewed       at least April 30, 2010 in an amount
personnel that are geographically            more recent Fund performance and this        necessary to limit total annual operating
dispersed in financial centers around the    review did not change their conclusions.     expenses to a specified percentage of
world, can provide research and other        The Board noted that, in response to the     average daily net assets for each class of
information and make recommendations on      Board's focus on fund performance, Invesco   the Fund. The Board noted that at the
the markets and economies of various         Aim has taken a number of actions intended   current expense ratio for the Fund, this
countries and securities of companies        to improve the investment process for the    expense waiver does not have any impact.
located in such countries or on various      funds.
types of investments and investment                                                          The Board also considered the services
techniques. The Board concluded that the        D. Advisory and Sub-Advisory Fees and     provided by the Affiliated Sub-Advisers
sub-advisory contracts benefit the Fund            Fee Waivers                            pursuant to the sub-advisory contracts and
and its shareholders by permitting Invesco                                                the services provided by Invesco Aim
Aim to utilize the additional resources      The Board compared the Fund's contractual    pursuant to the Fund's advisory agreement,
and talent of the Affiliated Sub-Advisers    advisory fee rate to the contractual         as well as the allocation of fees between
in managing the Fund.                        advisory fee rates of funds in the Fund's    Invesco Aim and the Affiliated
                                             Lipper expense group that are not            Sub-Advisers pursuant to the sub-advisory
                                                                                          contracts. The Board noted that the

AIM V.I. CAPITAL APPRECIATION FUND                                                                                         continued

sub-advisory fees have no direct effect on   fee waivers for affiliated money market      The Board concluded that Invesco Aim's and
the Fund or its shareholders, as they are    funds have reduced the profitability of      the Affiliated Sub-Advisers' soft dollar
paid by Invesco Aim to the Affiliated        Invesco Aim and its affiliates. The Board    arrangements are appropriate. The Board
Sub-Advisers, and that Invesco Aim and the   concluded that the Fund's fees are fair      also concluded that, based on their review
Affiliated Sub-Advisers are affiliates.      and reasonable, and that the level of        and representations made by the Chief
                                             profits realized by Invesco Aim and its      Compliance Officer of Invesco Aim, these
   After taking account of the Fund's        affiliates from providing services to the    arrangements are consistent with
contractual advisory fee rate, the           Fund is not excessive in light of the        regulatory requirements.
contractual sub-advisory fee rate, the       nature, quality and extent of the services
comparative advisory fee information and     provided. The Board considered whether          The Board considered the fact that the
the fee waivers/expense limitations          Invesco Aim is financially sound and has     Fund's uninvested cash and cash collateral
discussed above and other relevant           the resources necessary to perform its       from any securities lending arrangements
factors, the Board concluded that the        obligations under the Fund's investment      may be invested in money market funds
Fund's advisory fees are fair and            advisory agreement, and concluded that       advised by Invesco Aim pursuant to
reasonable.                                  Invesco Aim has the financial resources      procedures approved by the Board. The
                                             necessary to fulfill these obligations.      Board noted that Invesco Aim will receive
   E. Economies of Scale and Breakpoints     The Board also considered whether each       advisory fees from these affiliated money
                                             Affiliated Sub-Adviser is financially        market funds attributable to such
The Board considered the extent to which     sound and has the resources necessary to     investments, although Invesco Aim has
there are economies of scale in the          perform its obligations under the            contractually agreed to waive through at
provision of advisory services to the        sub-advisory contracts, and concluded that   least June 30, 2010, the advisory fees
Fund. The Board also considered whether      each Affiliated Sub-Adviser has the          payable by the Fund in an amount equal to
the Fund benefits from such economies of     financial resources necessary to fulfill     100% of the net advisory fee Invesco Aim
scale through contractual breakpoints in     these obligations.                           receives from the affiliated money market
the Fund's advisory fee schedule. The                                                     funds with respect to the Fund's
Board noted that the Fund's contractual         G. Collateral Benefits to Invesco Aim     investment in the affiliated money market
advisory fee schedule includes one                 and its Affiliates                     funds of uninvested cash, but not cash
breakpoint and that the level of the                                                      collateral. The Board concluded that the
Fund's advisory fees, as a percentage of     The Board considered various other           Fund's investment of uninvested cash and
the Fund's net assets, has decreased as      benefits received by Invesco Aim and its     cash collateral from any securities
net assets increased because of the          affiliates resulting from Invesco Aim's      lending arrangements in the affiliated
breakpoint. Based on this information, the   relationship with the Fund, including the    money market funds is in the best
Board concluded that the Fund's advisory     fees received by Invesco Aim and its         interests of the Fund and its
fees appropriately reflect economies of      affiliates for their provision of            shareholders.
scale at current asset levels. The Board     administrative, transfer agency and
also noted that the Fund shares directly     distribution services to the Fund. The
in economies of scale through lower fees     Board considered the performance of
charged by third party service providers     Invesco Aim and its affiliates in
based on the combined size of all of the     providing these services and the
AIM Funds and affiliates.                    organizational structure employed by
                                             Invesco Aim and its affiliates to provide
   F. Profitability and Financial            these services. The Board also considered
      Resources                              that these services are provided to the
                                             Fund pursuant to written contracts that
The Board reviewed information from          are reviewed and approved on an annual
Invesco Aim concerning the costs of the      basis by the Board. The Board concluded
advisory and other services that Invesco     that Invesco Aim and its affiliates are
Aim and its affiliates provide to the Fund   providing these services in a satisfactory
and the profitability of Invesco Aim and     manner and in accordance with the terms of
its affiliates in providing these            their contracts, and are qualified to
services. The Board also reviewed            continue to provide these services to the
information concerning the financial         Fund.
condition of Invesco Aim and its
affiliates. The Board reviewed with             The Board considered the benefits
Invesco Aim the methodology used to          realized by Invesco Aim and the Affiliated
prepare the profitability information. The   Sub-Advisers as a result of portfolio
Board considered the overall profitability   brokerage transactions executed through
of Invesco Ltd., the ultimate parent of      "soft dollar" arrangements. The Board
Invesco Aim and the Affiliated               noted that soft dollar arrangements shift
Sub-Advisers, and of Invesco Aim, as well    the payment obligation for research and
as the profitability of Invesco Aim in       execution services from Invesco Aim and
connection with managing the Fund. The       the Affiliated Sub-Advisers to the funds
Board noted that Invesco Aim continues to    and therefore may reduce Invesco Aim's and
operate at a net profit, although the        the Affiliated Sub-Advisers' expenses.
reduction of assets under management as a
result of market movements and the
increase in voluntary

AIM V.I. CAPITAL APPRECIATION FUND

[INVESCO AIM LOGO]           AIM V.I. CAPITAL DEVELOPMENT FUND
  -SERVICE MARK-             Semiannual Report to Shareholders  - June 30, 2009

                                     [MOUNTAIN GRAPHIC]

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

Invesco Aim Distributors, Inc.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 12/31/08 to 6/30/09, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares                                                              12.48%
Series II Shares                                                             12.27
S&P 500 Index* (Broad Market Index)                                           3.19
Russell Midcap Growth Index* (Style-Specific Index)                          16.61
Lipper VUF Mid-Cap Growth Funds Index* (Peer Group Index)                    16.11

*Lipper Inc.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity and their industry.

      The RUSSELL MIDCAP--REGISTERED TRADEMARK-- GROWTH INDEX measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Growth Index is a trademark/ service mark of the Frank Russell Company. Russell--REGISTERED TRADEMARK-- is a trademark of the Frank Russell Company.

      The LIPPER VUF MID-CAP GROWTH FUNDS INDEX is an equally weighted representation of the largest variable insurance underlying funds in the Lipper Mid-Cap Growth Funds category. These funds have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

      The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

      A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group reflects fund expenses; performance of a market index does not.

AVERAGE ANNUAL TOTAL RETURNS
As of 6/30/09

SERIES I SHARES
Inception (5/1/98)                            1.97%
10 Year                                       2.81
 5 Years                                     -1.57
 1 Year                                     -32.05
SERIES II SHARES
10 Years                                      2.55%
 5 Years                                     -1.81
 1 Year                                     -32.23

SERIES II SHARES' INCEPTION DATE IS AUGUST 21, 2001. RETURNS SINCE THAT DATE ARE HISTORICAL. ALL OTHER RETURNS ARE THE BLENDED RETURNS OF THE HISTORICAL PERFORMANCE OF SERIES II SHARES SINCE THEIR INCEPTION AND THE RESTATED HISTORICAL PERFORMANCE OF SERIES I SHARES (FOR PERIODS PRIOR TO INCEPTION OF SERIES II SHARES) ADJUSTED TO REFLECT THE RULE 12B-1 FEES APPLICABLE TO SERIES II SHARES. THE INCEPTION DATE OF SERIES I SHARES IS MAY 1, 1998.

      THE PERFORMANCE OF THE FUND'S SERIES I AND SERIES II SHARE CLASSES WILL DIFFER PRIMARILY DUE TO DIFFERENT CLASS EXPENSES.

      THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE CONTACT YOUR VARIABLE PRODUCT ISSUER OR FINANCIAL ADVISOR FOR THE MOST RECENT MONTH-END VARIABLE PRODUCT PERFORMANCE. PERFORMANCE FIGURES REFLECT FUND EXPENSES, REINVESTED DISTRIBUTIONS AND CHANGES IN NET ASSET VALUE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES.

      THE NET ANNUAL FUND OPERATING EXPENSE RATIO SET FORTH IN THE MOST RECENT FUND PROSPECTUS AS OF THE DATE OF THIS REPORT FOR SERIES I AND SERIES II SHARES WAS 1.11% AND 1.36%, RESPECTIVELY.(1,2) THE TOTAL ANNUAL FUND OPERATING EXPENSE RATIO SET FORTH IN THE MOST RECENT FUND PROSPECTUS AS OF THE DATE OF THIS REPORT FOR SERIES I AND SERIES II SHARES WAS 1.12% AND 1.37%, RESPECTIVELY. THE EXPENSE RATIOS PRESENTED ABOVE MAY VARY FROM THE EXPENSE RATIOS PRESENTED IN OTHER SECTIONS OF THIS REPORT THAT ARE BASED ON EXPENSES INCURRED DURING THE PERIOD COVERED BY THIS REPORT.

       AIM V.I. CAPITAL DEVELOPMENT FUND, A SERIES PORTFOLIO OF AIM VARIABLE INSURANCE FUNDS, IS CURRENTLY OFFERED THROUGH INSURANCE COMPANIES ISSUING VARIABLE PRODUCTS. YOU CANNOT PURCHASE SHARES OF THE FUND DIRECTLY. PERFORMANCE FIGURES GIVEN REPRESENT THE FUND AND ARE NOT INTENDED TO REFLECT ACTUAL VARIABLE PRODUCT VALUES. THEY DO NOT REFLECT SALES CHARGES, EXPENSES AND FEES ASSESSED IN CONNECTION WITH A VARIABLE PRODUCT. SALES CHARGES, EXPENSES AND FEES, WHICH ARE DETERMINED BY THE VARIABLE PRODUCT ISSUERS, WILL VARY AND WILL LOWER THE TOTAL RETURN.

      THE MOST RECENT MONTH-END PERFORMANCE DATA AT THE FUND LEVEL, EXCLUDING VARIABLE PRODUCT CHARGES, IS AVAILABLE ON THE INVESCO AIM AUTOMATED INFORMATION LINE, 866 702 4402. AS MENTIONED ABOVE, FOR THE MOST RECENT MONTH-END PERFORMANCE INCLUDING VARIABLE PRODUCT CHARGES, PLEASE CONTACT YOUR VARIABLE PRODUCT ISSUER OR FINANCIAL ADVISOR.

1 Total annual operating expenses less any contractual fee waivers and/or expense reimbursements by the advisor in effect through at least April 30, 2010. See current prospectus for more information.

2 Total annual operating expenses less contractual advisory fee waivers by the advisor in effect through at least June 30, 2010. See current prospectus for more information.

AIM V.I. CAPITAL DEVELOPMENT FUND

SCHEDULE OF INVESTMENTS(a)

June 30, 2009
(Unaudited)




                                                      SHARES        VALUE
----------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-99.42%

AEROSPACE & DEFENSE-0.97%

Goodrich Corp.                                        28,802    $  1,439,236
============================================================================


AIR FREIGHT & LOGISTICS-0.95%

C.H. Robinson Worldwide, Inc.                         26,971       1,406,538
============================================================================


APPAREL RETAIL-3.05%

Aeropostale, Inc.(b)                                  42,286       1,449,141
----------------------------------------------------------------------------
American Eagle Outfitters, Inc.                       99,524       1,410,255
----------------------------------------------------------------------------
Ross Stores, Inc.                                     42,885       1,655,361
============================================================================
                                                                   4,514,757
============================================================================


APPAREL, ACCESSORIES & LUXURY GOODS-2.17%

Carter's, Inc.(b)                                     41,700       1,026,237
----------------------------------------------------------------------------
Coach, Inc.                                           30,602         822,582
----------------------------------------------------------------------------
Hanesbrands, Inc.(b)                                  91,269       1,369,947
============================================================================
                                                                   3,218,766
============================================================================


APPLICATION SOFTWARE-3.77%

Adobe Systems Inc.(b)                                 53,415       1,511,645
----------------------------------------------------------------------------
ANSYS, Inc.(b)                                        26,385         822,157
----------------------------------------------------------------------------
Autodesk, Inc.(b)                                     58,137       1,103,440
----------------------------------------------------------------------------
Solera Holdings Inc.(b)                               84,171       2,137,943
============================================================================
                                                                   5,575,185
============================================================================


ASSET MANAGEMENT & CUSTODY BANKS-4.02%

Affiliated Managers Group, Inc.(b)                    41,770       2,430,597
----------------------------------------------------------------------------
Northern Trust Corp.                                  27,090       1,454,191
----------------------------------------------------------------------------
State Street Corp.                                    43,791       2,066,935
============================================================================
                                                                   5,951,723
============================================================================


AUTOMOTIVE RETAIL-0.51%

Advance Auto Parts, Inc.                              18,203         755,242
============================================================================


BIOTECHNOLOGY-1.24%

Grifols S.A. (Spain)                                  47,786         843,691
----------------------------------------------------------------------------
United Therapeutics Corp.(b)                          11,901         991,710
============================================================================
                                                                   1,835,401
============================================================================


CASINOS & GAMING-0.88%

Scientific Games Corp.-Class A(b)                     82,411       1,299,621
============================================================================


COAL & CONSUMABLE FUELS-0.42%

CONSOL Energy Inc.                                    18,166         616,917
============================================================================


COMMUNICATIONS EQUIPMENT-0.26%

3Com Corp.(b)                                         82,783         389,908
----------------------------------------------------------------------------
Lantronix Inc.-Wts. expiring 02/09/11(c)                 576               0
============================================================================
                                                                     389,908
============================================================================


COMPUTER & ELECTRONICS RETAIL-0.98%

Best Buy Co., Inc.                                    43,524       1,457,619
============================================================================


COMPUTER STORAGE & PERIPHERALS-3.29%

NetApp, Inc.(b)                                       87,975       1,734,867
----------------------------------------------------------------------------
QLogic Corp.(b)                                      111,087       1,408,583
----------------------------------------------------------------------------
Western Digital Corp.(b)                              64,879       1,719,294
============================================================================
                                                                   4,862,744
============================================================================


CONSTRUCTION & ENGINEERING-0.89%

Quanta Services, Inc.(b)                              25,855         598,026
----------------------------------------------------------------------------
Shaw Group Inc. (The)(b)                              26,345         722,117
============================================================================
                                                                   1,320,143
============================================================================


CONSUMER FINANCE-0.83%

Discover Financial Services                          120,038       1,232,790
============================================================================


DATA PROCESSING & OUTSOURCED SERVICES-1.87%

Alliance Data Systems Corp.(b)                        35,904       1,478,886
----------------------------------------------------------------------------
Hewitt Associates, Inc.-Class A(b)                    43,039       1,281,701
============================================================================
                                                                   2,760,587
============================================================================


DEPARTMENT STORES-1.89%

Kohl's Corp.(b)                                       33,991       1,453,115
----------------------------------------------------------------------------
Nordstrom, Inc.                                       67,422       1,341,024
============================================================================
                                                                   2,794,139
============================================================================


DISTRIBUTORS-1.09%

LKQ Corp.(b)                                          97,860       1,609,797
============================================================================


DIVERSIFIED METALS & MINING-1.98%

Freeport-McMoRan Copper & Gold Inc.(b)                28,850       1,445,674
----------------------------------------------------------------------------
Southern Copper Corp. (Peru)                          72,857       1,489,197
============================================================================
                                                                   2,934,871
============================================================================


DIVERSIFIED SUPPORT SERVICES-1.31%

Copart, Inc.(b)                                       55,916       1,938,608
============================================================================


DRUG RETAIL-1.09%

Shoppers Drug Mart Corp. (Canada)                     37,605       1,616,298
============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. CAPITAL DEVELOPMENT FUND

                                                      SHARES        VALUE
----------------------------------------------------------------------------
EDUCATION SERVICES-2.80%

Apollo Group, Inc.-Class A(b)                         24,268    $  1,725,940
----------------------------------------------------------------------------
Capella Education Co.(b)                              13,389         802,671
----------------------------------------------------------------------------
ITT Educational Services, Inc.(b)                     16,059       1,616,499
============================================================================
                                                                   4,145,110
============================================================================


ELECTRONIC COMPONENTS-0.92%

Amphenol Corp.-Class A                                43,152       1,365,329
============================================================================


ENVIRONMENTAL & FACILITIES SERVICES-1.52%

Republic Services, Inc.                               92,265       2,252,189
============================================================================


FERTILIZERS & AGRICULTURAL CHEMICALS-0.77%

Potash Corp. of Saskatchewan Inc. (Canada)            12,214       1,136,513
============================================================================


GENERAL MERCHANDISE STORES-0.85%

Family Dollar Stores, Inc.                            44,297       1,253,605
============================================================================


HEALTH CARE DISTRIBUTORS-0.58%

McKesson Corp.                                        19,517         858,748
============================================================================


HEALTH CARE EQUIPMENT-1.71%

Covidien PLC (Ireland)                                44,270       1,657,469
----------------------------------------------------------------------------
ResMed Inc.(b)                                       210,407         879,807
============================================================================
                                                                   2,537,276
============================================================================


HEALTH CARE FACILITIES-2.27%

Psychiatric Solutions, Inc.(b)                        74,218       1,687,717
----------------------------------------------------------------------------
VCA Antech, Inc.(b)                                   62,621       1,671,981
============================================================================
                                                                   3,359,698
============================================================================


HEALTH CARE SERVICES-2.90%

Express Scripts, Inc.(b)                              27,379       1,882,306
----------------------------------------------------------------------------
Fresenius Medical Care AG & Co. KGaA-ADR (Germany)    37,338       1,680,210
----------------------------------------------------------------------------
Omnicare, Inc.                                        28,208         726,638
============================================================================
                                                                   4,289,154
============================================================================


HOME ENTERTAINMENT SOFTWARE-1.00%

Activision Blizzard, Inc.(b)                         117,336       1,481,954
============================================================================


HOTELS, RESORTS & CRUISE LINES-0.48%

Marriott International, Inc.-Class A                  32,098         708,403
============================================================================


HOUSEHOLD APPLIANCES-1.01%

Stanley Works (The)                                   44,206       1,495,931
============================================================================


HOUSEHOLD PRODUCTS-0.55%

Church & Dwight Co., Inc.                             15,002         814,759
============================================================================


HOUSEWARES & SPECIALTIES-1.28%

Jarden Corp.(b)                                      100,772       1,889,475
============================================================================


HUMAN RESOURCE & EMPLOYMENT SERVICES-1.10%

Robert Half International, Inc.                       68,799       1,625,032
============================================================================


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-0.59%

KGEN Power Corp. (Acquired 01/12/07; Cost
  $2,219,196)(b)(d)                                  158,514         871,827
============================================================================


INDUSTRIAL MACHINERY-0.50%

Graco Inc.                                            33,584         739,520
============================================================================


INVESTMENT BANKING & BROKERAGE-4.47%

Charles Schwab Corp. (The)                            85,995       1,508,352
----------------------------------------------------------------------------
Lazard Ltd.-Class A                                   54,630       1,470,640
----------------------------------------------------------------------------
Morgan Stanley                                        53,855       1,535,406
----------------------------------------------------------------------------
TD Ameritrade Holding Corp.(b)                       120,015       2,105,063
============================================================================
                                                                   6,619,461
============================================================================


INVESTMENT COMPANIES-EXCHANGE TRADED FUNDS-1.08%

iShares Nasdaq Biotechnology Index Fund               22,028       1,602,757
============================================================================


IT CONSULTING & OTHER SERVICES-2.41%

Amdocs Ltd.(b)                                        58,383       1,252,315
----------------------------------------------------------------------------
Cognizant Technology Solutions Corp.-Class A(b)       86,642       2,313,342
============================================================================
                                                                   3,565,657
============================================================================


LIFE SCIENCES TOOLS & SERVICES-1.79%

Pharmaceutical Product Development, Inc.              50,708       1,177,440
----------------------------------------------------------------------------
Thermo Fisher Scientific, Inc.(b)                     35,938       1,465,192
============================================================================
                                                                   2,642,632
============================================================================


MANAGED HEALTH CARE-0.75%

Aetna Inc.                                            31,745         795,212
----------------------------------------------------------------------------
Aveta, Inc. (Acquired 12/21/05-02/21/06; Cost
  $2,162,718)(b)(d)                                  157,251         314,502
============================================================================
                                                                   1,109,714
============================================================================


MARINE-0.56%

Genco Shipping & Trading Ltd.(b)                      38,308         832,050
============================================================================


METAL & GLASS CONTAINERS-2.05%

Crown Holdings, Inc.(b)                               63,777       1,539,577
----------------------------------------------------------------------------
Pactiv Corp.(b)                                       69,155       1,500,663
============================================================================
                                                                   3,040,240
============================================================================


OIL & GAS DRILLING-1.06%

Noble Corp.                                           51,764       1,565,861
============================================================================


OIL & GAS EQUIPMENT & SERVICES-3.81%

Baker Hughes Inc.                                     40,209       1,465,216
----------------------------------------------------------------------------
BJ Services Co.                                       91,643       1,249,094
----------------------------------------------------------------------------
Core Laboratories N.V. (Netherlands)                  17,075       1,488,086
----------------------------------------------------------------------------
Weatherford International Ltd.(b)                     73,785       1,443,235
============================================================================
                                                                   5,645,631
============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. CAPITAL DEVELOPMENT FUND

                                                      SHARES        VALUE
----------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION-3.86%

Continental Resources, Inc.(b)                        76,864    $  2,132,976
----------------------------------------------------------------------------
Range Resources Corp.                                 43,956       1,820,218
----------------------------------------------------------------------------
Southwestern Energy Co.(b)                            45,373       1,762,741
============================================================================
                                                                   5,715,935
============================================================================


PERSONAL PRODUCTS-1.08%

Estee Lauder Cos. Inc. (The)-Class A                  48,863       1,596,354
============================================================================


PHARMACEUTICALS-0.53%

Shire PLC-ADR (United Kingdom)                        19,011         788,576
============================================================================


REAL ESTATE SERVICES-0.49%

Jones Lang LaSalle Inc.                               22,002         720,125
============================================================================


RESEARCH & CONSULTING SERVICES-2.27%

Equifax Inc.                                          56,021       1,462,148
----------------------------------------------------------------------------
IHS Inc.-Class A(b)                                   38,204       1,905,234
============================================================================
                                                                   3,367,382
============================================================================


SECURITY & ALARM SERVICES-1.45%

Corrections Corp. of America(b)                      126,717       2,152,922
============================================================================


SEMICONDUCTOR EQUIPMENT-3.36%

ASML Holding N.V.-New York Shares (Netherlands)       77,226       1,671,943
----------------------------------------------------------------------------
KLA-Tencor Corp.                                      70,597       1,782,574
----------------------------------------------------------------------------
Lam Research Corp.(b)                                 58,225       1,513,850
============================================================================
                                                                   4,968,367
============================================================================


SEMICONDUCTORS-2.69%

Altera Corp.                                          61,655       1,003,743
----------------------------------------------------------------------------
Marvell Technology Group Ltd.(b)                     105,397       1,226,821
----------------------------------------------------------------------------
ON Semiconductor Corp.(b)                            255,351       1,751,708
============================================================================
                                                                   3,982,272
============================================================================


STEEL-1.00%

Nucor Corp.                                           33,451       1,486,228
============================================================================


SYSTEMS SOFTWARE-2.85%

Check Point Software Technologies Ltd. (Israel)(b)    86,559       2,031,540
----------------------------------------------------------------------------
McAfee Inc.(b)                                        51,701       2,181,265
============================================================================
                                                                   4,212,805
============================================================================


TIRES & RUBBER-0.98%

Goodyear Tire & Rubber Co. (The)(b)                  128,749       1,449,714
============================================================================


TRADING COMPANIES & DISTRIBUTORS-1.94%

Fastenal Co.                                          40,430       1,341,063
----------------------------------------------------------------------------
W.W. Grainger, Inc.                                   18,738       1,534,267
============================================================================
                                                                   2,875,330
============================================================================


TRUCKING-3.31%

Con-way Inc.                                          47,820       1,688,524
----------------------------------------------------------------------------
Heartland Express, Inc.                              100,328       1,476,828
----------------------------------------------------------------------------
J.B. Hunt Transport Services, Inc.                    57,029       1,741,096
============================================================================
                                                                   4,906,448
============================================================================


WIRELESS TELECOMMUNICATION SERVICES-1.34%

American Tower Corp.-Class A(b)                       62,680       1,976,300
============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $135,640,246)                                       147,178,174
============================================================================



MONEY MARKET FUNDS-0.02%

Liquid Assets Portfolio-Institutional Class(e)        13,976          13,976
----------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)              13,976          13,976
============================================================================
     Total Money Market Funds (Cost $27,952)                          27,952
============================================================================
TOTAL INVESTMENTS-99.44% (Cost $135,668,198)                     147,206,126
============================================================================
OTHER ASSETS LESS LIABILITIES-0.56%                                  829,201
============================================================================
NET ASSETS-100.00%                                              $148,035,327
____________________________________________________________________________
============================================================================



Investment Abbreviations:

ADR   - American Depositary Receipt
Wts.  - Warrants


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c)   Non-income producing security acquired through a corporate action.
(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2009 was $1,186,329, which represented 0.80% of the Fund's Net Assets.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. CAPITAL DEVELOPMENT FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2009



-------------------------------------------------------------------------
Information Technology                                               22.4%
-------------------------------------------------------------------------
Consumer Discretionary                                               18.0
-------------------------------------------------------------------------
Industrials                                                          16.8
-------------------------------------------------------------------------
Health Care                                                          12.9
-------------------------------------------------------------------------
Financials                                                            9.8
-------------------------------------------------------------------------
Energy                                                                9.1
-------------------------------------------------------------------------
Materials                                                             5.8
-------------------------------------------------------------------------
Consumer Staples                                                      2.7
-------------------------------------------------------------------------
Telecommunication Services                                            1.3
-------------------------------------------------------------------------
Utilities                                                             0.6
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 0.6
_________________________________________________________________________
=========================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. CAPITAL DEVELOPMENT FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $135,640,246)                           $147,178,174
--------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost           27,952
================================================================================
     Total investments, at value (Cost $135,668,198)                 147,206,126
================================================================================
Receivables for:
  Investments sold                                                     2,488,235
--------------------------------------------------------------------------------
  Fund shares sold                                                        43,888
--------------------------------------------------------------------------------
  Dividends                                                               75,351
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans         21,796
================================================================================
     Total assets                                                    149,835,396
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Investments purchased                                                1,273,327
--------------------------------------------------------------------------------
  Fund shares reacquired                                                 298,768
--------------------------------------------------------------------------------
  Accrued fees to affiliates                                             148,818
--------------------------------------------------------------------------------
  Accrued other operating expenses                                        37,932
--------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                        41,224
================================================================================
     Total liabilities                                                 1,800,069
================================================================================
Net assets applicable to shares outstanding                         $148,035,327
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $224,289,188
--------------------------------------------------------------------------------
Undistributed net investment income (loss)                              (421,014)
--------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (87,370,737)
--------------------------------------------------------------------------------
Unrealized appreciation                                               11,537,890
================================================================================
                                                                    $148,035,327
________________________________________________________________________________
================================================================================



NET ASSETS:

Series I                                                            $ 66,205,436
________________________________________________________________________________
================================================================================
Series II                                                           $ 81,829,891
________________________________________________________________________________
================================================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Series I                                                               7,420,000
________________________________________________________________________________
================================================================================
Series II                                                              9,411,755
________________________________________________________________________________
================================================================================
Series I:
  Net asset value per share                                         $       8.92
________________________________________________________________________________
================================================================================
Series II:
  Net asset value per share                                         $       8.69
________________________________________________________________________________
================================================================================




STATEMENT OF OPERATIONS

For the six months ended June 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding
  taxes of $14,396)                       $    507,206
------------------------------------------------------
Dividends from affiliated money market
  funds                                         20,502
======================================================
     Total investment income                   527,708
======================================================


EXPENSES:

Advisory fees                                  542,473
------------------------------------------------------
Administrative services fees                   202,370
------------------------------------------------------
Custodian fees                                   7,029
------------------------------------------------------
Distribution fees -- Series II                  98,704
------------------------------------------------------
Transfer agent fees                             14,586
------------------------------------------------------
Trustees' and officers' fees and
  benefits                                      12,635
------------------------------------------------------
Other                                           27,179
======================================================
     Total expenses                            904,976
======================================================
Less: Fees waived                               (7,428)
======================================================
     Net expenses                              897,548
======================================================
Net investment income (loss)                  (369,840)
======================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net
     gains (losses) from securities
     sold to affiliates of $(221,066))     (23,832,718)
------------------------------------------------------
  Foreign currencies                           (42,126)
======================================================
                                           (23,874,844)
======================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                     41,446,327
------------------------------------------------------
  Foreign currencies                               (84)
======================================================
                                            41,446,243
======================================================
Net realized and unrealized gain            17,571,399
======================================================
Net increase in net assets resulting
  from operations                         $ 17,201,559
______________________________________________________
======================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. CAPITAL DEVELOPMENT FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2009 and the year ended December 31, 2008 (Unaudited)



                                                                             JUNE 30,       DECEMBER 31,
                                                                               2009             2008
--------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income (loss)                                             $   (369,840)   $  (1,261,640)
--------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                  (23,874,844)     (60,191,471)
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                       41,446,243      (79,981,636)
========================================================================================================
     Net increase (decrease) in net assets resulting from operations         17,201,559     (141,434,747)
========================================================================================================
Distributions to shareholders from net realized gains:
  Series I                                                                           --      (12,491,698)
--------------------------------------------------------------------------------------------------------
  Series II                                                                          --      (16,383,949)
========================================================================================================
     Total distributions from net realized gains                                    --       (28,875,647)
========================================================================================================
Share transactions-net:
  Series I                                                                   (3,748,963)     (13,664,818)
--------------------------------------------------------------------------------------------------------
  Series II                                                                  (7,876,243)     (14,156,607)
========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                         (11,625,206)     (27,821,425)
========================================================================================================
     Net increase (decrease) in net assets                                    5,576,353     (198,131,819)
________________________________________________________________________________________________________
========================================================================================================


NET ASSETS:

  Beginning of period                                                       142,458,974      340,590,793
========================================================================================================
  End of period (includes undistributed net investment income (loss) of
     $(421,014) and $(51,174), respectively)                               $148,035,327    $ 142,458,974
________________________________________________________________________________________________________
========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. CAPITAL DEVELOPMENT FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Capital Development Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-one separate portfolios, (each constituting a "Fund"). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

  The Fund's investment objective is long-term growth of capital.

  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products").

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.


AIM V.I. CAPITAL DEVELOPMENT FUND

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, management monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are available for issuance. Such events and transactions are monitored through the date of the report of independent registered public accounting firm for audited periods and 45 days from the period end date for all other periods.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed,

AIM V.I. CAPITAL DEVELOPMENT FUND
      realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The maximum risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $350 million                                           0.75%
-------------------------------------------------------------------
Over $350 million                                            0.625%
___________________________________________________________________
===================================================================




  Through at least April 30, 2010, the Advisor has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.745%
-------------------------------------------------------------------
Next $250 million                                            0.73%
-------------------------------------------------------------------
Next $500 million                                            0.715%
-------------------------------------------------------------------
Next $1.5 billion                                            0.70%
-------------------------------------------------------------------
Next $2.5 billion                                            0.685%
-------------------------------------------------------------------
Next $2.5 billion                                            0.67%
-------------------------------------------------------------------
Next $2.5 billion                                            0.655%
-------------------------------------------------------------------
Over $10 billion                                             0.64%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through at least April 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. The Advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.

  Further, the Advisor has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

  For the six months ended June 30, 2009, the Advisor waived advisory fees of $7,428.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2009, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco Aim for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2009, Invesco Aim was paid $24,795 for accounting and fund administrative services and reimbursed $177,575 for services provided by insurance companies.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.


AIM V.I. CAPITAL DEVELOPMENT FUND

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2009, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                  LEVEL 1        LEVEL 2      LEVEL 3         TOTAL
======================================================================================================================
Equity Securities                                              $146,019,797     $871,827     $314,502     $147,206,126
______________________________________________________________________________________________________________________
======================================================================================================================



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2009, the Fund engaged in securities purchases of $742,152 and securities sales of $1,242,501, which resulted in net realized gains (losses) of $(221,066).

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2009, the Fund paid legal fees of $1,604 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.


AIM V.I. CAPITAL DEVELOPMENT FUND

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of December 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
December 31, 2016                                                                  $50,024,391
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2009 was $97,536,074 and $103,712,607, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $18,607,316
-----------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (8,747,809)
===============================================================================================
Net unrealized appreciation of investment securities                                $ 9,859,507
_______________________________________________________________________________________________
===============================================================================================
Cost of investments for tax purposes is $137,346,619.


NOTE 9--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   JUNE 30, 2009(a)               DECEMBER 31, 2008
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                    1,720,115     $ 13,652,058        785,197     $ 11,424,370
------------------------------------------------------------------------------------------------------------------------
  Series II                                                     994,745        7,840,601      1,469,827       22,038,946
========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                           --               --      1,624,408       12,491,698
------------------------------------------------------------------------------------------------------------------------
  Series II                                                          --               --      2,184,526       16,383,949
========================================================================================================================
Reacquired:
  Series I                                                   (2,111,902)     (17,401,021)    (2,542,695)     (37,580,886)
------------------------------------------------------------------------------------------------------------------------
  Series II                                                  (1,979,082)     (15,716,844)    (3,554,464)     (52,579,502)
========================================================================================================================
     Net increase (decrease) in share activity               (1,376,124)    $(11,625,206)       (33,201)    $(27,821,425)
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 69% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and or Invesco Aim affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


AIM V.I. CAPITAL DEVELOPMENT FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET      NET     ON SECURITIES              DISTRIBUTIONS
                             VALUE,   INVESTMENT      (BOTH      TOTAL FROM     FROM NET     NET ASSET               NET ASSETS,
                           BEGINNING    INCOME     REALIZED AND  INVESTMENT     REALIZED    VALUE, END    TOTAL     END OF PERIOD
                           OF PERIOD    (LOSS)     UNREALIZED)   OPERATIONS      GAINS       OF PERIOD  RETURN(a)  (000S OMITTED)
---------------------------------------------------------------------------------------------------------------------------------
SERIES I
Six months ended 06/30/09    $ 7.93     $(0.02)(c)    $ 1.01       $ 0.99        $   --       $ 8.92       12.48%     $ 66,205
Year ended 12/31/08           18.85      (0.05)(c)     (8.88)       (8.93)        (1.99)        7.93      (47.03)       61,986
Year ended 12/31/07           18.43      (0.10)(c)      2.14         2.04         (1.62)       18.85       10.84       149,776
Year ended 12/31/06           16.09      (0.07)         2.73         2.66         (0.32)       18.43       16.52       148,668
Year ended 12/31/05           14.68      (0.04)         1.45         1.41            --        16.09        9.61       117,674
Year ended 12/31/04           12.71      (0.03)(c)      2.00         1.97            --        14.68       15.50       112,028
---------------------------------------------------------------------------------------------------------------------------------
SERIES II
Six months ended 06/30/09      7.74      (0.02)(c)      0.97         0.95            --         8.69       12.27        81,830
Year ended 12/31/08           18.53      (0.09)(c)     (8.71)       (8.80)        (1.99)        7.74      (47.13)       80,473
Year ended 12/31/07           18.19      (0.15)(c)      2.11         1.96         (1.62)       18.53       10.55       190,815
Year ended 12/31/06           15.92      (0.10)         2.69         2.59         (0.32)       18.19       16.26       128,990
Year ended 12/31/05           14.57      (0.07)         1.42         1.35            --        15.92        9.27        83,388
Year ended 12/31/04           12.64      (0.06)(c)      1.99         1.93            --        14.57       15.27        71,339
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                               RATIO OF          RATIO OF
                               EXPENSES          EXPENSES
                              TO AVERAGE      TO AVERAGE NET   RATIO OF NET
                              NET ASSETS      ASSETS WITHOUT    INVESTMENT
                           WITH FEE WAIVERS    FEE WAIVERS    INCOME (LOSS)
                            AND/OR EXPENSES  AND/OR EXPENSES    TO AVERAGE    PORTFOLIO
                               ABSORBED          ABSORBED       NET ASSETS   TURNOVER(b)
----------------------------------------------------------------------------------------
SERIES I
Six months ended 06/30/09        1.10%(d)          1.11%(d)       (0.37)%(d)      70%
Year ended 12/31/08              1.10              1.11           (0.38)          99
Year ended 12/31/07              1.05              1.06           (0.47)         109
Year ended 12/31/06              1.08              1.09           (0.48)         119
Year ended 12/31/05              1.09              1.09           (0.22)         125
Year ended 12/31/04              1.10              1.10           (0.21)          93
----------------------------------------------------------------------------------------
SERIES II
Six months ended 06/30/09        1.35(d)           1.36(d)        (0.62)(d)       70
Year ended 12/31/08              1.35              1.36           (0.63)          99
Year ended 12/31/07              1.30              1.31           (0.72)         109
Year ended 12/31/06              1.33              1.34           (0.73)         119
Year ended 12/31/05              1.34              1.34           (0.47)         125
Year ended 12/31/04              1.35              1.35           (0.46)          93
________________________________________________________________________________________
========================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)  Calculated using average shares outstanding.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $66,241 and $79,618 for Series I and Series II, respectively.


AIM V.I. CAPITAL DEVELOPMENT FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
    Series I        $1,000.00      $1,124.80       $5.80       $1,019.34       $5.51        1.10%
---------------------------------------------------------------------------------------------------
    Series II        1,000.00       1,122.70        7.11        1,018.10        6.76        1.35
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009 through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM V.I. CAPITAL DEVELOPMENT FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the Board) of AIM Variable Insurance Funds is required under the Investment Company Act of 1940 to approve annually the renewal of the AIM V.I. Capital Development Fund (the Fund) investment advisory agreement with Invesco Aim Advisors, Inc. (Invesco Aim) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 16-17, 2009, the Board as a whole, and the disinterested or "independent" Trustees voting separately, approved the continuance of the Fund's investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2009. In doing so, the Board determined that the Fund's investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Aim and the Affiliated Sub-Advisers under the Fund's investment advisory agreement and sub-advisory contracts is fair and reasonable.

THE BOARD'S FUND EVALUATION PROCESS

The Board's Investments Committee has established three Sub-Committees that are responsible for overseeing the management of a number of the series portfolios of the AIM Funds. This SubCommittee structure permits the Trustees to focus on the performance of the AIM Funds that have been assigned to them. The Sub-Committees meet throughout the year to review the performance of their assigned funds, and the Sub-Committees review monthly and quarterly comparative performance information and periodic asset flow data for their assigned funds. These materials are prepared under the direction and supervision of the independent Senior Officer, an officer of the AIM Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management and review with these individuals the performance, investment objective(s), policies, strategies and limitations of these funds.

      In addition to their meetings throughout the year, the Sub-Committees meet at designated contract renewal meetings each year to conduct an in-depth review of the performance, fees, expenses and other matters related to their assigned funds. During the contract renewal process, the Trustees receive comparative performance and fee data regarding the AIM Funds prepared by an independent company, Lipper, Inc. (Lipper), under the direction and supervision of the Senior Officer who also prepares a separate analysis of this information for the Trustees. Each Sub-Committee then makes recommendations to the Investments Committee regarding the fees and expenses of their assigned funds. The Investments Committee considers each Sub-Committee's recommendations and makes its own recommendations regarding the fees and expenses of the AIM Funds to the full Board. The Investments Committee also considers each Sub-Committee's recommendations in making its annual recommendation to the Board whether to approve the continuance of each AIM Fund's investment advisory agreement and sub-advisory contracts for another year.

      The independent Trustees met separately during their evaluation of the Fund's investment advisory agreement and sub-advisory contracts with independent legal counsel. The independent Trustees were also assisted in their annual evaluation of the Fund's investment advisory agreement by the Senior Officer. One responsibility of the Senior Officer is to manage the process by which the AIM Funds' proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms' length and reasonable. Accordingly, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer recommended that an independent written evaluation be provided and, at the direction of the Board, prepared an independent written evaluation.

      During the annual contract renewal process, the Board considered the factors discussed below in evaluating the fairness and reasonableness of the Fund's investment advisory agreement and sub-advisory contracts. The Board considered all of the information provided to them, including information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any particular factor that was controlling. Each Trustee may have evaluated the information provided differently from another Trustee and attributed different weight to the various factors. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other AIM Funds are the result of years of review and negotiation between the Trustees and Invesco Aim, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees' deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.

      The discussion below serves as a summary of the Senior Officer's independent written evaluation with respect to the Fund's investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board's approval of the Fund's investment advisory agreement and sub-advisory contracts. Unless otherwise stated, information set forth below is as of June 17, 2009, and does not reflect any changes that may have occurred since that date, including but not limited to changes to the Fund's performance, advisory fees, expense limitations and/or fee waivers.

FACTORS AND CONCLUSIONS AND SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

      A.    Nature, Extent and Quality of Services Provided by Invesco Aim

The Board reviewed the advisory services provided to the Fund by Invesco Aim under the Fund's investment advisory agreement, the performance of Invesco Aim in providing these services, and the credentials and experience of the officers and employees of Invesco Aim who provide these services. The Board's review of the qualifications of Invesco Aim to provide these services included the Board's consideration of Invesco Aim's portfolio and product review process, various back office support functions provided by Invesco Aim and its affiliates, and Invesco Aim's equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by Invesco Aim are appropriate and that Invesco Aim currently is providing satisfactory advisory services in accordance with the terms of the Fund's investment advisory agreement. In addition, based on their

AIM V.I. CAPITAL DEVELOPMENT FUND                                      continued
ongoing meetings throughout the year with the Fund's portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund's investment advisory agreement.

      In determining whether to continue the Fund's investment advisory agreement, the Board considered the prior relationship between Invesco Aim and the Fund, as well as the Board's knowledge of Invesco Aim's operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Aim and its affiliates continue to take to improve the quality and efficiency of the services they provide to the AIM Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board concluded that the quality and efficiency of the services Invesco Aim and its affiliates provide to the AIM Funds in each of these areas support the Board's approval of the continuance of the Fund's investment advisory agreement.

      B. Nature, Extent and Quality of Services Provided by Affiliated Sub-Advisers

The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are geographically dispersed in financial centers around the world, can provide research and other information and make recommendations on the markets and economies of various countries and securities of companies located in such countries or on various types of investments and investment techniques. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Aim to utilize the additional resources and talent of the Affiliated Sub-Advisers in managing the Fund.

      C.    Fund Performance

The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

      The Board compared the Fund's performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Aim or an Affiliated Sub-Adviser and against the Lipper VA Underlying Funds - Mid-Cap Growth Index. The Board noted that the Fund's performance was in the fourth quintile of its performance universe for the one and three year periods and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund's performance was below the performance of the Index for the one, three and five year periods. The Board noted that Invesco Aim indicated that much of the underperformance was concentrated in the second half of 2007 as a result of financial sector stock selection. Although the independent written evaluation of the Fund's Senior Officer only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance and this review did not change their conclusions. The Board noted that, in response to the Board's focus on fund performance, Invesco Aim has taken a number of actions intended to improve the investment process for the funds.

      D.    Advisory and Sub-Advisory Fees and Fee Waivers

The Board compared the Fund's contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund's Lipper expense group that are not managed by Invesco Aim or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the Fund's contractual advisory fee rate was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year. The Board noted that some comparative data was at least one year old and that other data did not reflect the market downturn that occurred in the fourth quarter of 2008.

      The Board also compared the Fund's effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other domestic clients of Invesco Aim and its affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco. The Board noted that the Fund's rate was above the effective fee rate for the other mutual fund.

      Additionally, the Board compared the Fund's effective fee rate to the effective fee rate paid by a separately managed account/wrap account advised by an Invesco Aim affiliate. The Board noted that the Fund's rate was above the rate for the separately managed account/wrap account. The Board considered that management of the separately managed account/wrap account by the Invesco Aim affiliate involves different levels of services and different operational and regulatory requirements than Invesco Aim's management of the Fund. The Board concluded that these differences are appropriately reflected in the fee structure for the Fund.

      The Board noted that Invesco Aim contractually agreed at last year's June meeting to waive advisory fees of the Fund through at least April 30, 2010, and that this fee waiver includes breakpoints based on net asset levels. The Board also noted that Invesco Aim has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2010 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, the expense waiver is not having any impact.

      The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services provided by Invesco Aim pursuant to the Fund's advisory agreement, as well as the allocation of fees between Invesco Aim and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Aim to the Affiliated Sub-Advisers, and that Invesco Aim and the Affiliated Sub-Advisers are affiliates.

AIM V.I. CAPITAL DEVELOPMENT FUND                                      continued

      After taking account of the Fund's contractual advisory fee rate, the contractual sub-advisory fee rate, the comparative advisory fee information and the fee waivers/expense limitations discussed above and other relevant factors, the Board concluded that the Fund's advisory and sub-advisory fees are fair and reasonable.

      E.    Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund's advisory fee schedule. The Board noted that the Fund's contractual advisory fee schedule includes one breakpoint, but that due to the Fund's asset level at the end of the past calendar year, the Fund is not currently benefiting from the breakpoint. Based on this information, the Board concluded that the Fund's advisory fees appropriately reflect economies of scale at current asset levels. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the AIM Funds and affiliates.

      F.    Profitability and Financial Resources

The Board reviewed information from Invesco Aim concerning the costs of the advisory and other services that Invesco Aim and its affiliates provide to the Fund and the profitability of Invesco Aim and its affiliates in providing these services. The Board also reviewed information concerning the financial condition of Invesco Aim and its affiliates. The Board reviewed with Invesco Aim the methodology used to prepare the profitability information. The Board considered the overall profitability of Invesco Ltd., the ultimate parent of Invesco Aim and the Affiliated Sub-Advisers, and of Invesco Aim, as well as the profitability of Invesco Aim in connection with managing the Fund. The Board noted that Invesco Aim continues to operate at a net profit, although the reduction of assets under management as a result of market movements and the increase in voluntary fee waivers for affiliated money market funds have reduced the profitability of Invesco Aim and its affiliates. The Board concluded that the Fund's fees are fair and reasonable, and that the level of profits realized by Invesco Aim and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Aim is financially sound and has the resources necessary to perform its obligations under the Fund's investment advisory agreement, and concluded that Invesco Aim has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under the sub-advisory contracts, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.

      G.    Collateral Benefits to Invesco Aim and its Affiliates

The Board considered various other benefits received by Invesco Aim and its affiliates resulting from Invesco Aim's relationship with the Fund, including the fees received by Invesco Aim and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Aim and its affiliates in providing these services and the organizational structure employed by Invesco Aim and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Aim and its affiliates are providing these services in a satisfactory manner and in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.

      The Board considered the benefits realized by Invesco Aim and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through "soft dollar" arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Aim and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Aim's and the Affiliated Sub-Advisers' expenses. The Board concluded that Invesco Aim's and the Affiliated Sub-Advisers' soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of Invesco Aim, these arrangements are consistent with regulatory requirements.

      The Board considered the fact that the Fund's uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Aim pursuant to procedures approved by the Board. The Board noted that Invesco Aim will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Aim has contractually agreed to waive through at least June 30, 2010, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Aim receives from the affiliated money market funds with respect to the Fund's investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund's investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

AIM V.I. CAPITAL DEVELOPMENT FUND

[INVESCO AIM LOGO]           AIM V.I. CORE EQUITY FUND
 --SERVICE MARK--            Semiannual Report to Shareholders  o  June 30, 2009

                                                              [MOUNTAIN GRAPHIC]

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC
Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products")
that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco Aim Web site,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site,
sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital
Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. will be merged into
Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN
MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

Invesco Aim Distributors, Inc.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================   ==========================================
PERFORMANCE SUMMARY                                                                       AVERAGE ANNUAL TOTAL RETURNS
                                                                                          As of 6/30/09
FUND VS. INDEXES
                                                                                          SERIES I SHARES
Cumulative total returns, 12/31/08 to 6/30/09, excluding variable product issuer          Inception (5/2/94)                   6.43%
charges. If variable product issuer charges were included, returns would be lower.        10 Years                            -1.38
                                                                                           5 Years                             0.62
Series I Shares                                                                   6.08%    1 Year                            -20.61
Series II Shares                                                                  5.91
S&P 500 Index(Triangle) (Broad Market Index)                                      3.19    SERIES II SHARES
Russell 1000 Index(Triangle) (Style-Specific Index)                               4.32    10 Years                            -1.62%
Lipper VUF Large-Cap Core Funds Index(Triangle) (Peer Group Index)                5.48     5 Years                             0.36
                                                                                           1 Year                            -20.83
(Triangle) Lipper Inc.                                                                    ==========================================

The S&P 500 --REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index      ARE NOT INTENDED TO REFLECT ACTUAL
covering all major areas of the U.S. economy. It is not the 500 largest companies, but    VARIABLE PRODUCT VALUES. THEY DO NOT
rather the most widely held 500 companies chosen with respect to market size, liquidity   REFLECT SALES CHARGES, EXPENSES AND FEES
and their industry.                                                                       ASSESSED IN CONNECTION WITH A VARIABLE
                                                                                          PRODUCT. SALES CHARGES, EXPENSES AND FEES,
   The RUSSELL 1000 --REGISTERED TRADEMARK-- INDEX is comprised of 1,000 of the largest   WHICH ARE DETERMINED BY THE VARIABLE
capitalized U.S. domiciled companies whose common stock is traded in the United States.   PRODUCT ISSUERS, WILL VARY AND WILL LOWER
The Russell 1000 Index is a trademark/service mark of the Frank Russell Company.          THE TOTAL RETURN.
RUSSELL --REGISTERED TRADEMARK-- is a trademark of the Frank Russell Company.
                                                                                             THE MOST RECENT MONTH-END PERFORMANCE
   The LIPPER VUF LARGE-CAP CORE FUNDS INDEX is an equally weighted representation of     DATA AT THE FUND LEVEL, EXCLUDING VARIABLE
the largest variable insurance underlying funds in the Lipper Large-Cap Core Funds        PRODUCT CHARGES, IS AVAILABLE ON THIS
category. These funds typically have an average price-to-earnings ratio, price-to-book    INVESCO AIM AUTOMATED INFORMATION LINE,
ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.        866 702 4402. AS MENTIONED ABOVE, FOR THE
                                                                                          MOST RECENT MONTH-END PERFORMANCE
   The Fund is not managed to track the performance of any particular index, including    INCLUDING VARIABLE PRODUCT CHARGES, PLEASE
the indexes defined here, and consequently, the performance of the Fund may deviate       CONTACT YOUR VARIABLE PRODUCT ISSUER OR
significantly from the performance of the indexes.                                        FINANCIAL ADVISOR.

   A direct investment cannot be made in an index. Unless otherwise indicated, index      (1) Total annual operating expenses less
results include reinvested dividends, and they do not reflect sales charges.                  any contractual fee waivers and/or
Performance of the peer group reflects fund expenses; performance of a market index           expense reimbursements by the advisor
does not.                                                                                     in effect through at least April 30,
=======================================================================================       2010. See current prospectus for more
                                                                                              information.
SERIES II SHARES' INCEPTION DATE IS          NET ASSET VALUE. INVESTMENT RETURN AND
OCTOBER 24, 2001. RETURNS SINCE THAT DATE    PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU   (2) Total annual operating expenses less
ARE HISTORICAL. ALL OTHER RETURNS ARE THE    MAY HAVE A GAIN OR LOSS WHEN YOU SELL            contractual advisory fee waivers by
BLENDED RETURNS OF THE HISTORICAL            SHARES.                                          the advisor in effect through at least
PERFORMANCE OF THE FUND'S SERIES II SHARES                                                    June 30, 2010. See current prospectus
SINCE THEIR INCEPTION AND THE RESTATED          THE NET ANNUAL FUND OPERATING EXPENSE         for more information.
HISTORICAL PERFORMANCE OF SERIES I SHARES    RATIO SET FORTH IN THE MOST RECENT FUND
(FOR PERIODS PRIOR TO INCEPTION OF THE       PROSPECTUS AS OF THE DATE OF THIS REPORT
SERIES II SHARES) ADJUSTED TO REFLECT THE    FOR SERIES I AND SERIES II SHARES WAS
RULE 12B-1 FEES APPLICABLE TO THE SERIES     0.90% AND 1.15%, RESPECTIVELY.(1, 2) THE
II SHARES. THE INCEPTION DATE OF SERIES I    TOTAL ANNUAL FUND OPERATING EXPENSE RATIO
SHARES IS MAY 2, 1994.                       SET FORTH IN THE MOST RECENT FUND
                                             PROSPECTUS AS OF THE DATE OF THIS REPORT
   THE PERFORMANCE OF THE FUND'S SERIES I    FOR SERIES I AND SERIES II SHARES WAS
AND SERIES II SHARE CLASSES WILL DIFFER      0.91% AND 1.16%, RESPECTIVELY. THE EXPENSE
PRIMARILY DUE TO DIFFERENT CLASS EXPENSES.   RATIOS PRESENTED ABOVE MAY VARY FROM THE
                                             EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
   THE PERFORMANCE DATA QUOTED REPRESENT     OF THIS REPORT THAT ARE BASED ON EXPENSES
PAST PERFORMANCE AND CANNOT GUARANTEE        INCURRED DURING THE PERIOD COVERED BY THIS
COMPARABLE FUTURE RESULTS; CURRENT           REPORT.
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE
CONTACT YOUR VARIABLE PRODUCT ISSUER OR         AIM V.I. CORE EQUITY FUND, A SERIES
FINANCIAL ADVISOR FOR THE MOST RECENT        PORTFOLIO OF AIM VARIABLE INSURANCE FUNDS,
MONTH-END VARIABLE PRODUCT PERFORMANCE.      IS CURRENTLY OFFERED THROUGH INSURANCE
PERFORMANCE FIGURES REFLECT FUND EXPENSES,   COMPANIES ISSUING VARIABLE PRODUCTS. YOU
REINVESTED DISTRIBUTIONS AND CHANGES IN      CANNOT PURCHASE SHARES OF THE FUND
                                             DIRECTLY. PERFORMANCE FIGURES GIVEN
                                             REPRESENT THE FUND AND

AIM V.I. CORE EQUITY FUND

SCHEDULE OF INVESTMENTS(a)

June 30, 2009
(Unaudited)




                                                       SHARES           VALUE
---------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-88.41%

AEROSPACE & DEFENSE-3.19%

Lockheed Martin Corp.                                   129,229    $   10,422,319
---------------------------------------------------------------------------------
Northrop Grumman Corp.                                  291,219        13,302,884
---------------------------------------------------------------------------------
United Technologies Corp.                               360,019        18,706,587
=================================================================================
                                                                       42,431,790
=================================================================================


AIR FREIGHT & LOGISTICS-1.17%

United Parcel Service, Inc.-Class B                     309,898        15,491,801
=================================================================================


ASSET MANAGEMENT & CUSTODY BANKS-1.46%

Legg Mason, Inc.                                        796,811        19,426,252
=================================================================================


BIOTECHNOLOGY-0.58%

Amgen Inc.(b)                                           146,308         7,745,545
=================================================================================


CABLE & SATELLITE-2.44%

Comcast Corp.-Class A                                 2,238,371        32,433,996
=================================================================================


COMMUNICATIONS EQUIPMENT-6.16%

Cisco Systems, Inc.(b)                                1,196,295        22,298,939
---------------------------------------------------------------------------------
Motorola, Inc.(b)                                     3,817,321        25,308,838
---------------------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                               2,348,568        34,242,121
=================================================================================
                                                                       81,849,898
=================================================================================


COMPUTER HARDWARE-1.17%

Fujitsu Ltd. (Japan)                                  2,865,000        15,523,068
=================================================================================


COMPUTER STORAGE & PERIPHERALS-1.05%

EMC Corp.(b)                                          1,070,212        14,019,777
=================================================================================


CONSUMER FINANCE-1.95%

American Express Co.                                  1,113,030        25,866,817
=================================================================================


DATA PROCESSING & OUTSOURCED SERVICES-1.80%

Automatic Data Processing, Inc.                         677,181        23,999,295
=================================================================================


DIVERSIFIED BANKS-1.79%

U.S. Bancorp                                            664,618        11,909,954
---------------------------------------------------------------------------------
Wells Fargo & Co.                                       490,119        11,890,287
=================================================================================
                                                                       23,800,241
=================================================================================


DIVERSIFIED METALS & MINING-0.44%

Freeport-McMoRan Copper & Gold, Inc.(b)                 117,000         5,862,870
=================================================================================


DRUG RETAIL-1.49%

Walgreen Co.                                            671,652        19,746,569
=================================================================================


ELECTRONIC EQUIPMENT & INSTRUMENTS-1.88%

Agilent Technologies, Inc.(b)                         1,229,534        24,971,836
=================================================================================

ELECTRONIC MANUFACTURING SERVICES-1.23%

Tyco Electronics Ltd. (Switzerland)                     877,445        16,311,703
=================================================================================


ENVIRONMENTAL & FACILITIES SERVICES-1.44%

Waste Management, Inc.                                  680,426        19,160,796
=================================================================================


FOOD RETAIL-1.36%

Kroger Co. (The)                                        818,395        18,045,610
=================================================================================


HEALTH CARE EQUIPMENT-4.41%

Baxter International Inc.                               189,679        10,045,400
---------------------------------------------------------------------------------
Covidien PLC (Ireland)                                  507,417        18,997,693
---------------------------------------------------------------------------------
Medtronic, Inc.                                         848,388        29,600,257
=================================================================================
                                                                       58,643,350
=================================================================================


HEALTH CARE SUPPLIES-1.73%

Alcon, Inc.                                             197,578        22,942,757
=================================================================================


HYPERMARKETS & SUPER CENTERS-1.62%

Wal-Mart Stores, Inc.                                   445,064        21,558,900
=================================================================================


INDUSTRIAL CONGLOMERATES-5.53%

3M Co.                                                  533,061        32,036,966
---------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics N.V.
  (Netherlands)                                         716,523        13,244,754
---------------------------------------------------------------------------------
Tyco International Ltd. (Switzerland)                 1,085,605        28,204,018
=================================================================================
                                                                       73,485,738
=================================================================================


INDUSTRIAL GASES-1.13%

Air Products and Chemicals, Inc.                        232,985        15,048,501
=================================================================================


INDUSTRIAL MACHINERY-1.23%

Danaher Corp.                                           264,037        16,301,644
=================================================================================


INSURANCE BROKERS-0.85%

Marsh & McLennan Cos., Inc.                             563,201        11,337,236
=================================================================================


INTEGRATED TELECOMMUNICATION SERVICES-0.81%

AT&T Inc.                                               435,927        10,828,427
=================================================================================


LIFE SCIENCES TOOLS & SERVICES-1.35%

Thermo Fisher Scientific, Inc.(b)                       440,214        17,947,525
=================================================================================


MANAGED HEALTH CARE-1.47%

WellPoint Inc.(b)                                       385,000        19,592,650
=================================================================================


OFFICE ELECTRONICS-0.85%

Xerox Corp.                                           1,734,243        11,237,895
=================================================================================


OIL & GAS EQUIPMENT & SERVICES-3.04%

Baker Hughes Inc.                                       366,469        13,354,130
---------------------------------------------------------------------------------
BJ Services Co.                                       1,432,237        19,521,390
---------------------------------------------------------------------------------
Tenaris S.A.-ADR (Argentina)                            276,838         7,485,700
=================================================================================
                                                                       40,361,220
=================================================================================


OIL & GAS EXPLORATION & PRODUCTION-3.99%

Apache Corp.                                            192,048        13,856,263
---------------------------------------------------------------------------------
Chesapeake Energy Corp.                                 374,108         7,418,562
---------------------------------------------------------------------------------
EOG Resources, Inc.                                     212,415        14,427,227
---------------------------------------------------------------------------------
XTO Energy, Inc.                                        456,080        17,394,891
=================================================================================
                                                                       53,096,943
=================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. CORE EQUITY FUND

                                                       SHARES           VALUE
---------------------------------------------------------------------------------
OIL & GAS STORAGE & TRANSPORTATION-0.90%

Williams Cos., Inc. (The)                               766,925    $   11,971,699
=================================================================================


PACKAGED FOODS & MEATS-2.37%

Cadbury PLC (United Kingdom)                          3,694,698        31,555,745
=================================================================================


PERSONAL PRODUCTS-1.06%

Avon Products, Inc.                                     547,806        14,122,439
=================================================================================


PHARMACEUTICALS-8.63%

Allergan, Inc.                                          404,144        19,229,171
---------------------------------------------------------------------------------
Johnson & Johnson                                       209,632        11,907,098
---------------------------------------------------------------------------------
Pfizer Inc.                                             412,884         6,193,260
---------------------------------------------------------------------------------
Roche Holding AG (Switzerland)                          139,840        19,006,557
---------------------------------------------------------------------------------
Schering-Plough Corp.                                   736,971        18,512,711
---------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR (Israel)        429,760        21,204,358
---------------------------------------------------------------------------------
Wyeth                                                   411,284        18,668,181
=================================================================================
                                                                      114,721,336
=================================================================================


PROPERTY & CASUALTY INSURANCE-5.03%

Berkshire Hathaway Inc.-Class A(b)                          323        29,070,000
---------------------------------------------------------------------------------
Progressive Corp. (The)(b)                            2,502,361        37,810,675
=================================================================================
                                                                       66,880,675
=================================================================================


RAILROADS-0.93%

Union Pacific Corp.                                     237,019        12,339,209
=================================================================================


REGIONAL BANKS-0.91%

PNC Financial Services Group, Inc.                      311,465        12,087,957
=================================================================================


SEMICONDUCTORS-2.53%

Intel Corp.                                           1,012,094        16,750,155
---------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.
  (Taiwan)                                           10,171,000        16,895,421
=================================================================================
                                                                       33,645,576
=================================================================================


SYSTEMS SOFTWARE-5.93%

Microsoft Corp.                                       1,380,354        32,811,015
---------------------------------------------------------------------------------
Symantec Corp.(b)                                     2,956,595        46,004,618
=================================================================================
                                                                       78,815,633
=================================================================================


WIRELESS TELECOMMUNICATION SERVICES-1.51%

Vodafone Group PLC (United Kingdom)                  10,417,518        20,133,116
---------------------------------------------------------------------------------
     Total Common Stocks & Other Equity Interests
       (Cost $1,356,622,124)                                        1,175,344,035
=================================================================================



PREFERRED STOCKS-0.58%

HOUSEHOLD PRODUCTS-0.58%

Henkel AG & Co. KGaA (Germany)-Pfd. (Cost
  $13,346,361)                                          247,757         7,738,299
=================================================================================



MONEY MARKET FUNDS-11.04%

Liquid Assets Portfolio-Institutional Class(c)       73,385,637        73,385,637
---------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)             73,385,637        73,385,637
=================================================================================
     Total Money Market Funds (Cost $146,771,274)                     146,771,274
=================================================================================
TOTAL INVESTMENTS-100.03% (Cost $1,516,739,759)                     1,329,853,608
=================================================================================
OTHER ASSETS LESS LIABILITIES-(0.03)%                                    (419,660)
=================================================================================
NET ASSETS-100.00%                                                 $1,329,433,948
_________________________________________________________________________________
=================================================================================



Investment Abbreviations:

ADR   - American Depositary Receipt
Pfd.  - Preferred


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2009


-------------------------------------------------------------------------
Information Technology                                               22.6%
-------------------------------------------------------------------------
Health Care                                                          18.2
-------------------------------------------------------------------------
Industrials                                                          13.5
-------------------------------------------------------------------------
Financials                                                           12.0
-------------------------------------------------------------------------
Consumer Staples                                                      8.5
-------------------------------------------------------------------------
Energy                                                                7.9
-------------------------------------------------------------------------
Consumer Discretionary                                                2.4
-------------------------------------------------------------------------
Telecommunication Services                                            2.3
-------------------------------------------------------------------------
Materials                                                             1.6
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                11.0
_________________________________________________________________________
=========================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. CORE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $1,369,968,485)                         $1,183,082,334
----------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost        146,771,274
==================================================================================
     Total investments, at value (Cost $1,516,739,759)               1,329,853,608
==================================================================================
Foreign currencies, at value (Cost $4,691,222)                           4,679,503
----------------------------------------------------------------------------------
Receivables for:
  Fund shares sold                                                      11,429,423
----------------------------------------------------------------------------------
  Dividends                                                              2,160,488
----------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans          100,948
----------------------------------------------------------------------------------
Other assets                                                                   191
==================================================================================
     Total assets                                                    1,348,224,161
__________________________________________________________________________________
==================================================================================


LIABILITIES:

Payables for:
  Investments purchased                                                 16,006,199
----------------------------------------------------------------------------------
  Fund shares reacquired                                                 1,473,308
----------------------------------------------------------------------------------
  Amount due custodian                                                      25,192
----------------------------------------------------------------------------------
  Foreign currency contracts outstanding                                    17,755
----------------------------------------------------------------------------------
  Accrued fees to affiliates                                               801,098
----------------------------------------------------------------------------------
  Accrued other operating expenses                                          96,161
----------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                         370,500
==================================================================================
     Total liabilities                                                  18,790,213
==================================================================================
Net assets applicable to shares outstanding                         $1,329,433,948
__________________________________________________________________________________
==================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $1,875,674,956
----------------------------------------------------------------------------------
Undistributed net investment income                                     32,956,305
----------------------------------------------------------------------------------
Undistributed net realized gain (loss)                                (392,236,192)
----------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                                (186,961,121)
==================================================================================
                                                                    $1,329,433,948
__________________________________________________________________________________
==================================================================================



NET ASSETS:

Series I                                                            $1,304,336,987
__________________________________________________________________________________
==================================================================================
Series II                                                           $   25,096,961
__________________________________________________________________________________
==================================================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Series I                                                                62,266,495
__________________________________________________________________________________
==================================================================================
Series II                                                                1,207,577
__________________________________________________________________________________
==================================================================================
Series I:
  Net asset value per share                                         $        20.95
__________________________________________________________________________________
==================================================================================
Series II:
  Net asset value per share                                         $        20.78
__________________________________________________________________________________
==================================================================================




STATEMENT OF OPERATIONS

For the six months ended June 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding
  taxes of $609,798)                      $  13,952,570
-------------------------------------------------------
Dividends from affiliated money market
  funds (includes securities lending
  income of $63,888)                            623,679
=======================================================
     Total investment income                 14,576,249
=======================================================


EXPENSES:

Advisory fees                                 3,811,761
-------------------------------------------------------
Administrative services fees                  1,626,838
-------------------------------------------------------
Custodian fees                                   53,042
-------------------------------------------------------
Distribution fees -- Series II                   28,670
-------------------------------------------------------
Transfer agent fees                              39,652
-------------------------------------------------------
Trustees' and officers' fees and
  benefits                                       33,866
-------------------------------------------------------
Other                                            69,349
=======================================================
     Total expenses                           5,663,178
=======================================================
Less: Fees waived                               (87,150)
=======================================================
     Net expenses                             5,576,028
=======================================================
Net investment income                         9,000,221
=======================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                     (98,304,369)
-------------------------------------------------------
  Foreign currencies                            542,288
-------------------------------------------------------
  Foreign currency contracts                 (4,451,400)
=======================================================
                                           (102,213,481)
=======================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                     158,499,631
-------------------------------------------------------
  Foreign currencies                            (72,032)
-------------------------------------------------------
  Foreign currency contracts                  2,752,696
=======================================================
                                            161,180,295
=======================================================
Net realized and unrealized gain             58,966,814
=======================================================
Net increase in net assets resulting
  from operations                         $  67,967,035
_______________________________________________________
=======================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. CORE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2009 and the year ended December 31, 2008 (Unaudited)



                                                                             JUNE 30,        DECEMBER 31,
                                                                               2009              2008
----------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                   $    9,000,221    $   23,768,262
----------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                  (102,213,481)      (18,360,869)
----------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                       161,180,295      (629,967,536)
==========================================================================================================
     Net increase (decrease) in net assets resulting from operations          67,967,035      (624,560,143)
==========================================================================================================
Distributions to shareholders from net investment income:
  Series I                                                                            --       (37,970,942)
----------------------------------------------------------------------------------------------------------
  Series II                                                                           --          (580,118)
==========================================================================================================
     Total distributions from net investment income                                   --       (38,551,060)
==========================================================================================================
Share transactions-net:
  Series I                                                                   (92,555,244)     (315,589,332)
----------------------------------------------------------------------------------------------------------
  Series II                                                                      (24,113)          (32,094)
==========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          (92,579,357)     (315,621,426)
==========================================================================================================
     Net increase (decrease) in net assets                                   (24,612,322)     (978,732,629)
==========================================================================================================


NET ASSETS:

  Beginning of period                                                      1,354,046,270     2,332,778,899
==========================================================================================================
  End of period (includes undistributed net investment income of
     $32,956,305 and $23,956,084, respectively)                           $1,329,433,948    $1,354,046,270
__________________________________________________________________________________________________________
==========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. CORE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Core Equity Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-one separate portfolios, (each constituting a "Fund"). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

  The Fund's investment objective is growth of capital.

  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products").

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.


AIM V.I. CORE EQUITY FUND

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, management monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are available for issuance. Such events and transactions are monitored through the date of the report of independent registered public accounting firm for audited periods and 45 days from the period end date for all other periods.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are

AIM V.I. CORE EQUITY FUND
      included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The maximum risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $250 million                                            0.65%
-------------------------------------------------------------------
Over $250 million                                             0.60%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through at least April 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. The Advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.

  Further, the Advisor has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended June 30, 2009, the Advisor waived advisory fees of $87,150.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2009, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco Aim for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2009, Invesco Aim was paid $148,700 for accounting and fund administrative services and reimbursed $1,478,138 for services provided by insurance companies.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.


AIM V.I. CORE EQUITY FUND

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2009, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                LEVEL 1           LEVEL 2       LEVEL 3          TOTAL
--------------------------------------------------------------------------------------------------------------------------
Equity Securities                                           $1,224,763,206     $105,090,402       $--       $1,329,853,608
==========================================================================================================================
Other Investments*                                                 (17,755)                                        (17,755)
==========================================================================================================================
  Total Investments                                         $1,224,745,451     $105,090,402        --       $1,329,835,853
__________________________________________________________________________________________________________________________
==========================================================================================================================



* Other Investments includes foreign currency contracts, which are included at unrealized appreciation/(depreciation).

NOTE 4--DERIVATIVE INVESTMENTS

Effective with the beginning of the Fund's fiscal year, the Fund has adopted the provisions of FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. The adoption of this provision has no impact on the results of operations reported in the financial statements.

VALUE OF DERIVATIVE INSTRUMENTS AT PERIOD-END


  The Table below summarizes the value of the Fund's derivative instruments, detailed by primary risk exposure, held as of June 30, 2009:

                                                                                       VALUE
                                                                              ----------------------
RISK EXPOSURE/DERIVATIVE TYPE                                                 ASSETS     LIABILITIES
----------------------------------------------------------------------------------------------------
Currency risk
  Foreign Currency Contracts(a)                                                 $--        $(17,755)
____________________________________________________________________________________________________
====================================================================================================



(a) Values are disclosed on the Statement of Assets and Liabilities under Foreign currency contracts outstanding.

EFFECT OF DERIVATIVE INSTRUMENTS FOR THE SIX MONTHS ENDED JUNE 30, 2009

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

                                                                           LOCATION OF GAIN (LOSS) ON
                                                                            STATEMENT OF OPERATIONS
                                                                          ---------------------------
                                                                          FOREIGN CURRENCY CONTRACTS*
-----------------------------------------------------------------------------------------------------
Realized Gain (Loss)
  Currency risk                                                                   $(4,451,400)
=====================================================================================================
Change in Unrealized Appreciation
  Currency risk                                                                     2,752,696
=====================================================================================================
Total                                                                             $(1,698,704)
_____________________________________________________________________________________________________
=====================================================================================================



* The average value outstanding of foreign currency contracts during the period was $ 24,879,099.


AIM V.I. CORE EQUITY FUND

FOREIGN CURRENCY CONTRACTS AT PERIOD-END


                                          OPEN FOREIGN CURRENCY CONTRACTS
-------------------------------------------------------------------------------------------------------------------
                                                CONTRACT TO                                            UNREALIZED
SETTLEMENT                       -----------------------------------------                            APPRECIATION
DATE                                  DELIVER                 RECEIVE                VALUE           (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------

9/04/09                           GBP  16,085,000         USD   26,437,949        $26,455,704           $ (17,755)
===================================================================================================================





Currency Abbreviations:
GBP  - British Pound Sterling
USD  - U.S. Dollar


NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2009, the Fund paid legal fees of $3,104 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $211,670,138 of capital loss carryforward in the fiscal year ending December 31, 2009.

  The Fund had a capital loss carryforward as of December 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
December 31, 2009                                                                  $ 33,267,817
-----------------------------------------------------------------------------------------------
December 31, 2010                                                                   157,184,467
-----------------------------------------------------------------------------------------------
December 31, 2011                                                                    21,217,854
===============================================================================================
Total capital loss carryforward                                                    $211,670,138
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2009 was $144,097,901 and $226,726,947, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                         $  79,682,848
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                        (269,342,506)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                $(189,659,658)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $1,519,513,266.




AIM V.I. CORE EQUITY FUND

NOTE 9--SHARE INFORMATION


                                                                               SUMMARY OF SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------------------------
                                                                                                       YEAR ENDED
                                                                  SIX MONTHS ENDED           -----------------------------
                                                                  JUNE 30, 2009(a)                 DECEMBER 31, 2008
                                                            ----------------------------     -----------------------------
                                                              SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                   2,202,341     $  43,456,554       4,038,365     $  99,125,887
--------------------------------------------------------------------------------------------------------------------------
  Series II                                                    174,659         3,283,532         303,531         7,308,692
==========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                          --                --       1,942,248        37,970,942
--------------------------------------------------------------------------------------------------------------------------
  Series II                                                         --                --          29,872           580,118
==========================================================================================================================
Reacquired:
  Series I                                                  (7,296,657)     (136,011,798)    (17,562,746)     (452,686,161)
--------------------------------------------------------------------------------------------------------------------------
  Series II                                                   (184,792)       (3,307,645)       (319,907)       (7,920,904)
==========================================================================================================================
     Net increase (decrease) in share activity              (5,104,449)    $ (92,579,357)    (11,568,637)    $(315,621,426)
__________________________________________________________________________________________________________________________
==========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


AIM V.I. CORE EQUITY FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET              ON SECURITIES               DIVIDENDS
                             VALUE,       NET         (BOTH      TOTAL FROM   FROM NET    NET ASSET               NET ASSETS,
                           BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT  VALUE, END    TOTAL     END OF PERIOD
                           OF PERIOD    INCOME     UNREALIZED)   OPERATIONS    INCOME     OF PERIOD  RETURN(a)  (000S OMITTED)
------------------------------------------------------------------------------------------------------------------------------
SERIES I
Six months ended 06/30/09    $19.75      $0.14(c)     $ 1.06       $ 1.20      $   --      $20.95        6.08%    $1,304,337
Year ended 12/31/08           29.11       0.33(c)      (9.11)       (8.78)      (0.58)      19.75      (30.14)     1,330,161
Year ended 12/31/07           27.22       0.42(c)       1.80         2.22       (0.33)      29.11        8.12      2,298,007
Year ended 12/31/06           23.45       0.34(c)       3.58         3.92       (0.15)      27.22       16.70      2,699,252
Year ended 12/31/05           22.60       0.24(c)       0.96         1.20       (0.35)      23.45        5.31      1,246,529
Year ended 12/31/04           20.94       0.30(e)       1.58         1.88       (0.22)      22.60        8.97      1,487,462
------------------------------------------------------------------------------------------------------------------------------
SERIES II
Six months ended 06/30/09     19.62       0.11(c)       1.05         1.16          --       20.78        5.91         25,097
Year ended 12/31/08           28.88       0.26(c)      (9.02)       (8.76)      (0.50)      19.62      (30.32)        23,885
Year ended 12/31/07           27.02       0.34(c)       1.80         2.14       (0.28)      28.88        7.88         34,772
Year ended 12/31/06           23.33       0.28(c)       3.55         3.83       (0.14)      27.02       16.42         39,729
Year ended 12/31/05           22.48       0.18(c)       0.96         1.14       (0.29)      23.33        5.08          3,858
Year ended 12/31/04           20.85       0.21(e)       1.60         1.81       (0.18)      22.48        8.67          4,173
______________________________________________________________________________________________________________________________
==============================================================================================================================

                               RATIO OF          RATIO OF
                               EXPENSES          EXPENSES
                              TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                              NET ASSETS      ASSETS WITHOUT   INVESTMENT
                           WITH FEE WAIVERS    FEE WAIVERS       INCOME
                            AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE    PORTFOLIO
                               ABSORBED          ABSORBED      NET ASSETS   TURNOVER(b)
---------------------------------------------------------------------------------------
SERIES I
Six months ended 06/30/09        0.89%(d)          0.90%(d)       1.44%(d)       13%
Year ended 12/31/08              0.89              0.90           1.26           36
Year ended 12/31/07              0.87              0.88           1.44           45
Year ended 12/31/06              0.89              0.89           1.35           45
Year ended 12/31/05              0.89              0.89           1.08           52
Year ended 12/31/04              0.91              0.91           1.25(e)        52
---------------------------------------------------------------------------------------
SERIES II
Six months ended 06/30/09        1.14(d)           1.15(d)        1.19(d)        13
Year ended 12/31/08              1.14              1.15           1.01           36
Year ended 12/31/07              1.12              1.13           1.19           45
Year ended 12/31/06              1.14              1.14           1.10           45
Year ended 12/31/05              1.14              1.14           0.83           52
Year ended 12/31/04              1.16              1.16           1.00(e)        52
_______________________________________________________________________________________
=======================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)  Calculated using average shares outstanding.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $1,237,157 and $23,126 for Series I and Series II shares, respectively.
(e) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.23 and 0.92%, $0.14 and 0.67% for Series I and Series II shares, respectively.


AIM V.I. CORE EQUITY FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
    Series I        $1,000.00      $1,060.80       $4.55       $1,020.38       $4.46        0.89%
---------------------------------------------------------------------------------------------------
    Series II        1,000.00       1,059.10        5.82        1,019.14        5.71        1.14
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009 through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM V.I. CORE EQUITY FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the Board) of AIM        In addition to their meetings             particular factor that was controlling.
Variable Insurance Funds is required under   throughout the year, the Sub-Committees      Each Trustee may have evaluated the
the Investment Company Act of 1940 to        meet at designated contract renewal          information provided differently from
approve annually the renewal of the AIM      meetings each year to conduct an in-depth    another Trustee and attributed different
V.I. Core Equity Fund (the Fund)             review of the performance, fees, expenses    weight to the various factors. The
investment advisory agreement with Invesco   and other matters related to their           Trustees recognized that the advisory
Aim Advisors, Inc. (Invesco Aim) and the     assigned funds. During the contract          arrangements and resulting advisory fees
Master Intergroup Sub-Advisory Contract      renewal process, the Trustees receive        for the Fund and the other AIM Funds are
for Mutual Funds (the sub-advisory           comparative performance and fee data         the result of years of review and
contracts) with Invesco Asset Management     regarding the AIM Funds prepared by an       negotiation between the Trustees and
Deutschland GmbH, Invesco Asset Management   independent company, Lipper, Inc.            Invesco Aim, that the Trustees may focus
Limited, Invesco Asset Management (Japan)    (Lipper), under the direction and            to a greater extent on certain aspects of
Limited, Invesco Australia Limited,          supervision of the Senior Officer who also   these arrangements in some years than in
Invesco Global Asset Management (N.A.),      prepares a separate analysis of this         others, and that the Trustees'
Inc., Invesco Hong Kong Limited, Invesco     information for the Trustees. Each           deliberations and conclusions in a
Institutional (N.A.), Inc., Invesco Senior   Sub-Committee then makes recommendations     particular year may be based in part on
Secured Management, Inc. and Invesco         to the Investments Committee regarding the   their deliberations and conclusions
Trimark Ltd. (collectively, the Affiliated   fees and expenses of their assigned funds.   regarding these same arrangements
Sub-Advisers). During contract renewal       The Investments Committee considers each     throughout the year and in prior years.
meetings held on June 16-17, 2009, the       Sub-Committee's recommendations and makes
Board as a whole, and the disinterested or   its own recommendations regarding the fees      The discussion below serves as a
"independent" Trustees voting separately,    and expenses of the AIM Funds to the full    summary of the Senior Officer's
approved the continuance of the Fund's       Board. The Investments Committee also        independent written evaluation with
investment advisory agreement and the        considers each Sub-Committee's               respect to the Fund's investment advisory
sub-advisory contracts for another year,     recommendations in making its annual         agreement as well as a discussion of the
effective July 1, 2009. In doing so, the     recommendation to the Board whether to       material factors and related conclusions
Board determined that the Fund's             approve the continuance of each Aim Fund's   that formed the basis for the Board's
investment advisory agreement and the        investment advisory agreement and            approval of the Fund's investment advisory
sub-advisory contracts are in the best       sub-advisory contracts for another year.     agreement and sub-advisory contracts.
interests of the Fund and its shareholders                                                Unless otherwise stated, information set
and that the compensation to Invesco Aim        The independent Trustees met separately   forth below is as of June 17, 2009, and
and the Affiliated Sub-Advisers under the    during their evaluation of the Fund's        does not reflect any changes that may have
Fund's investment advisory agreement and     investment advisory agreement and            occurred since that date, including but
sub-advisory contracts is fair and           sub-advisory contracts with independent      not limited to changes to the Fund's
reasonable.                                  legal counsel. The independent Trustees      performance, advisory fees, expense
                                             were also assisted in their annual           limitations and/or fee waivers.
THE BOARD'S FUND EVALUATION PROCESS          evaluation of the Fund's investment
                                             advisory agreement by the Senior Officer.    FACTORS AND CONCLUSIONS AND SUMMARY OF
The Board's Investments Committee has        One responsibility of the Senior Officer     INDEPENDENT WRITTEN FEE EVALUATION
established three Sub-Committees that are    is to manage the process by which the AIM
responsible for overseeing the management    Funds' proposed management fees are             A. Nature, Extent and Quality of
of a number of the series portfolios of      negotiated during the annual contract              Services Provided by Invesco Aim
the AIM Funds. This Sub-Committee            renewal process to ensure that they are
structure permits the Trustees to focus on   negotiated in a manner that is at arms'      The Board reviewed the advisory services
the performance of the AIM Funds that have   length and reasonable. Accordingly, the      provided to the Fund by Invesco Aim under
been assigned to them. The Sub-Committees    Senior Officer must either supervise a       the Fund's investment advisory agreement,
meet throughout the year to review the       competitive bidding process or prepare an    the performance of Invesco Aim in
performance of their assigned funds, and     independent written evaluation. The Senior   providing these services, and the
the Sub-Committees review monthly and        Officer recommended that an independent      credentials and experience of the officers
quarterly comparative performance            written evaluation be provided and, at the   and employees of Invesco Aim who provide
information and periodic asset flow data     direction of the Board, prepared an          these services. The Board's review of the
for their assigned funds. These materials    independent written evaluation.              qualifications of Invesco Aim to provide
are prepared under the direction and                                                      these services included the Board's
supervision of the independent Senior           During the annual contract renewal        consideration of Invesco Aim's portfolio
Officer, an officer of the AIM Funds who     process, the Board considered the factors    and product review process, various back
reports directly to the independent          discussed below in evaluating the fairness   office support functions provided by
Trustees. Over the course of each year,      and reasonableness of the Fund's             Invesco Aim and its affiliates, and
the Sub-Committees meet with portfolio       investment advisory agreement and            Invesco Aim's equity and fixed income
managers for their assigned funds and        sub-advisory contracts. The Board            trading operations. The Board concluded
other members of management and review       considered all of the information provided   that the nature, extent and quality of the
with these individuals the performance,      to them, including information provided at   advisory services provided to the Fund by
investment objective(s), policies,           their meetings throughout the year as part   Invesco Aim are appropriate and that
strategies and limitations of these funds.   of their ongoing oversight of the Fund,      Invesco Aim currently is providing
                                             and did not identify any                     satisfactory advisory services in
                                                                                          accordance with the terms of the Fund's
                                                                                          investment advisory

AIM V.I. CORE EQUITY FUND                                                                                                  continued

agreement. In addition, based on their          C. Fund Performance                       not reflect the market downturn that
ongoing meetings throughout the year with                                                 occurred in the fourth quarter of 2008.
the Fund's portfolio manager or managers,    The Board considered fund performance as a
the Board concluded that these individuals   relevant factor in considering whether to       The Board also compared the Fund's
are competent and able to continue to        approve the investment advisory agreement.   effective fee rate (the advisory fee after
carry out their responsibilities under the   The Board did not view fund performance as   any advisory fee waivers and before any
Fund's investment advisory agreement.        a relevant factor in considering whether     expense limitations/waivers) to the
                                             to approve the sub-advisory contracts for    advisory fee rates of other domestic
   In determining whether to continue the    the Fund, as no Affiliated Sub-Adviser       clients of Invesco Aim and its affiliates
Fund's investment advisory agreement, the    currently manages assets of the Fund.        with investment strategies comparable to
Board considered the prior relationship                                                   those of the Fund, including two mutual
between Invesco Aim and the Fund, as well       The Board compared the Fund's             funds advised by Invesco Aim. The Board
as the Board's knowledge of Invesco Aim's    performance during the past one, three and   noted that the Fund's rate was above the
operations, and concluded that it is         five calendar years to the performance of    effective fee rate for one of the mutual
beneficial to maintain the current           all funds in the Lipper performance          funds and below the effective fee rate for
relationship, in part, because of such       universe that are not managed by Invesco     the other mutual fund.
knowledge. The Board also considered the     Aim or an Affiliated Sub-Adviser and
steps that Invesco Aim and its affiliates    against the Lipper VA Underlying Funds -        The Board noted that Invesco Aim
continue to take to improve the quality      Large-Cap Core Index. The Board noted that   contractually agreed to waive advisory
and efficiency of the services they          the Fund's performance was in the first      fees of the Fund through December 31, 2009
provide to the AIM Funds in the areas of     quintile of its performance universe for     and proposed to let this fee waiver expire
investment performance, product line         the one, three and five year periods (the    as it has not resulted in waivers during
diversification, distribution, fund          first quintile being the best performing     the last fiscal year of the Fund. The
operations, shareholder services and         funds and the fifth quintile being the       Board also noted that Invesco Aim has
compliance. The Board concluded that the     worst performing funds). The Board noted     contractually agreed to waive fees and/or
quality and efficiency of the services       that the Fund's performance was above the    limit expenses of the Fund through at
Invesco Aim and its affiliates provide to    performance of the Index for the one,        least April 30, 2010 in an amount
the AIM Funds in each of these areas         three and five year periods. Although the    necessary to limit total annual operating
support the Board's approval of the          independent written evaluation of the        expenses to a specified percentage of
continuance of the Fund's investment         Fund's Senior Officer only considered Fund   average daily net assets for each class of
advisory agreement.                          performance through the most recent          the Fund. The Board noted that at the
                                             calendar year, the Board also reviewed       current expense ratio for the Fund, this
   B. Nature, Extent and Quality of          more recent Fund performance and this        expense waiver does not have any impact.
      Services Provided by Affiliated        review did not change their conclusions.
      Sub-Advisers                           The Board noted that, in response to the        The Board also considered the services
                                             Board's focus on fund performance, Invesco   provided by the Affiliated Sub-Advisers
The Board reviewed the services provided     Aim has taken a number of actions intended   pursuant to the sub-advisory contracts and
by the Affiliated Sub-Advisers under the     to improve the investment process for the    the services provided by Invesco Aim
sub-advisory contracts and the credentials   funds.                                       pursuant to the Fund's advisory agreement,
and experience of the officers and                                                        as well as the allocation of fees between
employees of the Affiliated Sub-Advisers        D. Advisory and Sub-Advisory Fees and     Invesco Aim and the Affiliated
who provide these services. The Board              Fee Waivers                            Sub-Advisers pursuant to the sub-advisory
concluded that the nature, extent and                                                     contracts. The Board noted that the
quality of the services provided by the      The Board compared the Fund's contractual    sub-advisory fees have no direct effect on
Affiliated Sub-Advisers are appropriate.     advisory fee rate to the contractual         the Fund or its shareholders, as they are
The Board noted that the Affiliated          advisory fee rates of funds in the Fund's    paid by Invesco Aim to the Affiliated
Sub-Advisers, which have offices and         Lipper expense group that are not managed    Sub-Advisers, and that Invesco Aim and the
personnel that are geographically            by Invesco Aim or an Affiliated              Affiliated Sub-Advisers are affiliates.
dispersed in financial centers around the    Sub-Adviser, at a common asset level. The
world, can provide research and other        Board noted that the Fund's contractual         After taking account of the Fund's
information and make recommendations on      advisory fee rate was at the median          contractual advisory fee rate, the
the markets and economies of various         contractual advisory fee rate of funds in    contractual sub-advisory fee rate, the
countries and securities of companies        its expense group. The Board also reviewed   comparative advisory fee information
located in such countries or on various      the methodology used by Lipper in            discussed above and other relevant
types of investments and investment          determining contractual fee rates, which     factors, the Board concluded that the
techniques. The Board concluded that the     includes using audited financial data from   Fund's advisory and sub-advisory fees are
sub-advisory contracts benefit the Fund      the most recent annual report of each fund   fair and reasonable.
and its shareholders by permitting Invesco   in the expense group that was publicly
Aim to utilize the additional resources      available as of the end of the past             E. Economies of Scale and Breakpoints
and talent of the Affiliated Sub-Advisers    calendar year. The Board noted that some
in managing the Fund.                        comparative data was at least one year old   The Board considered the extent to which
                                             and that other data did                      there are economies of scale in the
                                                                                          provision of advisory services to the
                                                                                          Fund. The Board also considered whether
                                                                                          the Fund benefits from such economies

AIM V.I. CORE EQUITY FUND                                                                                                  continued

of scale through contractual breakpoints     financial resources necessary to fulfill     investment in the affiliated money market
in the Fund's advisory fee schedule. The     these obligations.                           funds of uninvested cash, but not cash
Board noted that the Fund's contractual                                                   collateral. The Board concluded that the
advisory fee schedule includes one              G. Collateral Benefits to Invesco Aim     Fund's investment of uninvested cash and
breakpoint and that the level of the               and its Affiliates                     cash collateral from any securities
Fund's advisory fees, as a percentage of                                                  lending arrangements in the affiliated
the Fund's net assets, has decreased as      The Board considered various other           money market funds is in the best
net assets increased because of the          benefits received by Invesco Aim and its     interests of the Fund and its
breakpoint. Based on this information, the   affiliates resulting from Invesco Aim's      shareholders.
Board concluded that the Fund's advisory     relationship with the Fund, including the
fees appropriately reflect economies of      fees received by Invesco Aim and its
scale at current asset levels. The Board     affiliates for their provision of
also noted that the Fund shares directly     administrative, transfer agency and
in economies of scale through lower fees     distribution services to the Fund. The
charged by third party service providers     Board considered the performance of
based on the combined size of all of the     Invesco Aim and its affiliates in
AIM Funds and affiliates.                    providing these services and the
                                             organizational structure employed by
   F. Profitability and Financial            Invesco Aim and its affiliates to provide
      Resources                              these services. The Board also considered
                                             that these services are provided to the
The Board reviewed information from          Fund pursuant to written contracts which
Invesco Aim concerning the costs of the      are reviewed and approved on an annual
advisory and other services that Invesco     basis by the Board. The Board concluded
Aim and its affiliates provide to the Fund   that Invesco Aim and its affiliates are
and the profitability of Invesco Aim and     providing these services in a satisfactory
its affiliates in providing these            manner and in accordance with the terms of
services. The Board also reviewed            their contracts, and are qualified to
information concerning the financial         continue to provide these services to the
condition of Invesco Aim and its             Fund.
affiliates. The Board reviewed with
Invesco Aim the methodology used to             The Board considered the benefits
prepare the profitability information. The   realized by Invesco Aim and the Affiliated
Board considered the overall profitability   Sub-Advisers as a result of portfolio
of Invesco Ltd., the ultimate parent of      brokerage transactions executed through
Invesco Aim and the Affiliated               "soft dollar" arrangements. The Board
Sub-Advisers, and of Invesco Aim, as well    noted that soft dollar arrangements shift
as the profitability of Invesco Aim in       the payment obligation for research and
connection with managing the Fund. The       execution services from Invesco Aim and
Board noted that Invesco Aim continues to    the Affiliated Sub-Advisers to the funds
operate at a net profit, although the        and therefore may reduce Invesco Aim's and
reduction of assets under management as a    the Affiliated Sub-Advisers' expenses. The
result of market movements and the           Board concluded that Invesco Aim's and the
increase in voluntary fee waivers for        Affiliated Sub-Advisers' soft dollar
affiliated money market funds have reduced   arrangements are appropriate. The Board
the profitability of Invesco Aim and its     also concluded that, based on their review
affiliates. The Board concluded that the     and representations made by the Chief
Fund's fees are fair and reasonable, and     Compliance Officer of Invesco Aim, these
that the level of profits realized by        arrangements are consistent with
Invesco Aim and its affiliates from          regulatory requirements.
providing services to the Fund is not
excessive in light of the nature, quality       The Board considered the fact that the
and extent of the services provided. The     Fund's uninvested cash and cash collateral
Board considered whether Invesco Aim is      from any securities lending arrangements
financially sound and has the resources      may be invested in money market funds
necessary to perform its obligations under   advised by Invesco Aim pursuant to
the Fund's investment advisory agreement,    procedures approved by the Board. The
and concluded that Invesco Aim has the       Board noted that Invesco Aim will receive
financial resources necessary to fulfill     advisory fees from these affiliated money
these obligations. The Board also            market funds attributable to such
considered whether each Affiliated           investments, although Invesco Aim has
Sub-Adviser is financially sound and has     contractually agreed to waive through at
the resources necessary to perform its       least June 30, 2010, the advisory fees
obligations under the sub-advisory           payable by the Fund in an amount equal to
contracts, and concluded that each           100% of the net advisory fee Invesco Aim
Affiliated Sub-Adviser has the               receives from the affiliated money market
                                             funds with respect to the Fund's

AIM V.I. CORE EQUITY FUND

[INVESCO AIM LOGO]             AIM V.I. DIVERSIFIED INCOME FUND
 --SERVICE MARK--              Semiannual Report to Shareholders o June 30, 2009

                                                              [MOUNTAIN GRAPHIC]

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC
Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products")
that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco Aim Web site,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site,
sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital
Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. will be merged into
Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN
MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

Invesco Aim Distributors, Inc.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================   ==========================================
PERFORMANCE SUMMARY                                                                       AVERAGE ANNUAL TOTAL RETURNS
                                                                                          As of 6/30/09
FUND VS. INDEXES
                                                                                          SERIES I SHARES
Cumulative total returns, 12/31/08 to 6/30/09, excluding variable product issuer          Inception (5/5/93)                   3.28%
charges. If variable product issuer charges were included, returns would be lower.        10 Years                             1.40
                                                                                           5 Years                            -0.36
Series I Shares                                                                   1.71%    1 Year                            -12.27
Series II Shares                                                                  1.55
Barclays Capital U.S. Aggregate Index(Triangle)* (Broad Market Index)             1.90    SERIES II SHARES
Barclays Capital U.S. Credit Index(Triangle)* (Style-Specific Index)              6.87    10 Years                             1.14%
Lipper VUF Corporate Debt BBB-Rated Funds Index(Triangle) (Peer Group Index)      6.97     5 Years                            -0.60
                                                                                           1 Year                            -12.48
(Triangle) Lipper Inc.                                                                    ==========================================

*  Effective 11/3/08, Lehman Brothers indexes were rebranded as Barclays Capital          FEES ASSESSED IN CONNECTION WITH A
   indexes.                                                                               VARIABLE PRODUCT. SALES CHARGES, EXPENSES
                                                                                          AND FEES, WHICH ARE DETERMINED BY THE
The BARCLAYS CAPITAL U.S. AGGREGATE INDEX covers U.S. investment-grade fixed-rate bonds   VARIABLE PRODUCT ISSUERS, WILL VARY AND
with components for government and corporate securities, mortgage pass-throughs and       WILL LOWER THE TOTAL RETURN.
asset-backed securities.
                                                                                             THE MOST RECENT MONTH-END PERFORMANCE
   The BARCLAYS CAPITAL U.S. CREDIT INDEX is an unmanaged index that consists of          DATA AT THE FUND LEVEL, EXCLUDING VARIABLE
publicly issued, SEC-registered U.S. corporate and specified foreign debentures and       PRODUCT CHARGES, IS AVAILABLE ON THE
secured notes that meet the specified maturity, liquidity and quality requirements.       INVESCO AIM AUTOMATED INFORMATION LINE,
                                                                                          866 702 4402. AS MENTIONED ABOVE, FOR THE
   The LIPPER VUF CORPORATE DEBT BBB-RATED FUNDS INDEX is an equally weighted             MOST RECENT MONTH-END PERFORMANCE
representation of the largest variable insurance underlying funds in the Lipper           INCLUDING VARIABLE PRODUCT CHARGES, PLEASE
Corporate Debt BBB-Rated Funds category. These funds invest at least 65% of their         CONTACT YOUR VARIABLE PRODUCT ISSUER OR
assets in corporate and government debt issues rated in the top four grades.              FINANCIAL ADVISOR.

   The Fund is not managed to track the performance of any particular index, including       HAD THE ADVISOR NOT WAIVED FEES AND/OR
the indexes defined here, and consequently, the performance of the Fund may deviate       REIMBURSED EXPENSES, PERFORMANCE WOULD
significantly from the performance of the indexes.                                        HAVE BEEN LOWER.

   A direct investment cannot be made in an index. Unless otherwise indicated, index      (1) Total annual operating expenses less
results include reinvested dividends, and they do not reflect sales charges.                  any contractual fee waivers and/or
Performance of the peer group reflects fund expenses; performance of a market index           expense reimbursements by the advisor
does not.                                                                                     in effect through at least April 30,
=======================================================================================       2010. See current prospectus for more
                                                                                              information.
SERIES II SHARES' INCEPTION DATE IS          YOU MAY HAVE A GAIN OR LOSS WHEN YOU
MARCH 14, 2002. RETURNS SINCE THAT DATE      SELL SHARES.
ARE HISTORICAL. ALL OTHER RETURNS ARE THE
BLENDED RETURNS OF THE HISTORICAL               THE NET ANNUAL FUND OPERATING EXPENSE
PERFORMANCE OF SERIES II SHARES SINCE        RATIO SET FORTH IN THE MOST RECENT FUND
THEIR INCEPTION AND THE RESTATED             PROSPECTUS AS OF THE DATE OF THIS REPORT
HISTORICAL PERFORMANCE OF SERIES I SHARES    FOR SERIES I AND SERIES II SHARES WAS
(FOR PERIODS PRIOR TO INCEPTION OF SERIES    0.75% AND 1.00%, RESPECTIVELY.(1) THE
II SHARES) ADJUSTED TO REFLECT THE RULE      TOTAL ANNUAL FUND OPERATING EXPENSE RATIO
12B-1 FEES APPLICABLE TO SERIES II SHARES.   SET FORTH IN THE MOST RECENT FUND
THE INCEPTION DATE OF SERIES I SHARES IS     PROSPECTUS AS OF THE DATE OF THIS REPORT
MAY 5, 1993.                                 FOR SERIES I AND SERIES II SHARES WAS
                                             1.31% AND 1.56%, RESPECTIVELY. THE EXPENSE
   THE PERFORMANCE OF THE FUND'S SERIES I    RATIOS PRESENTED ABOVE MAY VARY FROM THE
AND SERIES II SHARE CLASSES WILL DIFFER      EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
PRIMARILY DUE TO DIFFERENT CLASS EXPENSES.   OF THIS REPORT THAT ARE BASED ON EXPENSES
                                             INCURRED DURING THE PERIOD COVERED BY THIS
   THE PERFORMANCE DATA QUOTED REPRESENT     REPORT.
PAST PERFORMANCE AND CANNOT GUARANTEE
COMPARABLE FUTURE RESULTS; CURRENT              AIM V.I. DIVERSIFIED INCOME FUND, A
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   SERIES PORTFOLIO OF AIM VARIABLE INSURANCE
CONTACT YOUR VARIABLE PRODUCT ISSUER OR      FUNDS, IS CURRENTLY OFFERED THROUGH
FINANCIAL ADVISOR FOR THE MOST RECENT        INSURANCE COMPANIES ISSUING VARIABLE
MONTH-END VARIABLE PRODUCT PERFORMANCE.      PRODUCTS. YOU CANNOT PURCHASE SHARES OF
PERFORMANCE FIGURES REFLECT FUND EXPENSES,   THE FUND DIRECTLY. PERFORMANCE FIGURES
REINVESTED DISTRIBUTIONS AND CHANGES IN      GIVEN REPRESENT THE FUND AND ARE NOT
NET ASSET VALUE. INVESTMENT RETURN AND       INTENDED TO REFLECT ACTUAL VARIABLE
PRINCIPAL VALUE WILL FLUCTUATE SO THAT       PRODUCT VALUES. THEY DO NOT REFLECT SALES
                                             CHARGES, EXPENSES AND

AIM V.I. DIVERSIFIED INCOME FUND

SCHEDULE OF INVESTMENTS(a)

June 30, 2009
(Unaudited)




                                                     PRINCIPAL
                                                       AMOUNT        VALUE
-----------------------------------------------------------------------------

BONDS & NOTES-78.98%

AEROSPACE & DEFENSE-1.49%

Alliant Techsystems Inc.,
  Sr. Sub. Unsec. Gtd. Notes,
  6.75%, 04/01/16                                     $ 25,000    $    23,187
-----------------------------------------------------------------------------
BAE Systems Holdings Inc.,
  Sr. Unsec. Gtd. Notes,
  4.95%, 06/01/14(b)                                    65,000         65,127
-----------------------------------------------------------------------------
  6.38%, 06/01/19(b)                                    90,000         91,998
-----------------------------------------------------------------------------
BE Aerospace, Inc.,
  Sr. Unsec. Unsub. Notes,
  8.50%, 07/01/18                                       25,000         23,625
-----------------------------------------------------------------------------
Honeywell International Inc.,
  Sr. Unsec. Unsub. Notes,
  5.00%, 02/15/19                                      140,000        142,945
=============================================================================
                                                                      346,882
=============================================================================


AGRICULTURAL PRODUCTS-1.77%

Bunge Limited Finance Corp.,
  Sr. Unsec. Gtd. Notes,
  8.50%, 06/15/19                                      140,000        146,973
-----------------------------------------------------------------------------
Cargill Inc.,
  Sr. Unsec. Notes,
  7.35%, 03/06/19(b)                                   250,000        265,558
=============================================================================
                                                                      412,531
=============================================================================


AIRLINES-1.73%

American Airlines,
  -Series 1999-1, Class A-2, Sec. Notes, Pass
  Through Ctfs.,
  7.02%, 10/15/09                                       65,000         64,756
-----------------------------------------------------------------------------
  -Series 2009-1A, Sec. Pass Through Ctfs.,
  10.38%, 07/02/19                                      45,000         45,619
-----------------------------------------------------------------------------
Continental Airlines Inc.,
  Pass Through Ctfs.,
  9.00%, 07/08/16                                      120,000        120,600
-----------------------------------------------------------------------------
Southwest Airlines Co.,
  Sr. Unsec. Unsub. Bonds,
  7.38%, 03/01/27                                      190,000        172,930
=============================================================================
                                                                      403,905
=============================================================================


ALTERNATIVE CARRIERS-0.21%

Level 3 Financing Inc.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  9.25%, 11/01/14                                       60,000         49,800
=============================================================================


ALUMINUM-0.67%

Novelis Inc. (Canada),
  Sr. Unsec. Gtd. Global Notes,
  7.25%, 02/15/15                                      205,000        156,825
=============================================================================


APPAREL RETAIL-0.37%

Limited Brands Inc.,
  Sr. Notes,
  8.50%, 06/15/19(b)                                    25,000         24,313
-----------------------------------------------------------------------------
TJX Cos., Inc. (The),
  Sr. Unsec. Notes,
  6.95%, 04/15/19                                       55,000         61,950
=============================================================================
                                                                       86,263
=============================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.21%

Liz Claiborne Inc.,
  Sr. Notes,
  6.00%, 06/15/14(b)                                    50,000         49,760
=============================================================================


ASSET MANAGEMENT & CUSTODY BANKS-0.53%

Bank of New York Mellon Corp. (The),
  Sr. Unsec. Notes,
  4.30%, 05/15/14                                       50,000         51,197
-----------------------------------------------------------------------------
  5.45%, 05/15/19                                       70,000         72,012
=============================================================================
                                                                      123,209
=============================================================================


AUTOMOTIVE RETAIL-0.49%

AutoZone Inc.,
  Sr. Unsec. Notes,
  5.75%, 01/15/15                                      115,000        115,343
=============================================================================


BREWERS-1.30%

Anheuser-Busch InBev Worldwide Inc.,
  Sr. Unsec. Gtd. Unsub. Notes,
  7.20%, 01/15/14(b)                                   140,000        149,439
-----------------------------------------------------------------------------
  8.20%, 01/15/39(b)                                   140,000        154,706
=============================================================================
                                                                      304,145
=============================================================================


BROADCASTING-1.61%

COX Communications Inc.,
  Sr. Unsec. Bonds,
  8.38%, 03/01/39(b)                                    75,000         83,470
-----------------------------------------------------------------------------
  Sr. Unsec. Notes,
  9.38%, 01/15/19(b)                                   140,000        166,871
-----------------------------------------------------------------------------
COX Enterprises Inc.,
  Sr. Unsec. Notes,
  7.88%, 09/15/10(b)                                   120,000        124,411
=============================================================================
                                                                      374,752
=============================================================================


BUILDING PRODUCTS-0.48%

Owens Corning Inc.,
  Unsec. Gtd. Sub. Notes,
  9.00%, 06/15/19                                      115,000        111,981
=============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. DIVERSIFIED INCOME FUND

                                                     PRINCIPAL
                                                       AMOUNT        VALUE
-----------------------------------------------------------------------------
CABLE & SATELLITE-1.46%

Comcast Corp.,
  Sr. Unsec. Gtd. Notes,
  6.55%, 07/01/39                                     $200,000    $   200,612
-----------------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Global Notes,
  5.70%, 05/15/18                                      120,000        120,176
-----------------------------------------------------------------------------
XM Satellite Radio Inc.,
  Sr. Sec. Notes,
  11.25%, 06/15/13(b)                                   20,000         19,925
=============================================================================
                                                                      340,713
=============================================================================


CASINOS & GAMING-1.09%

International Game Technology,
  Sr. Unsec. Unsub. Global Notes,
  7.50%, 06/15/19                                       60,000         60,542
-----------------------------------------------------------------------------
MGM Mirage,
  Sr. Sec. Notes,
  11.13%, 11/15/17(b)                                  160,000        170,800
-----------------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Notes,
  8.50%, 09/15/10                                       25,000         23,000
=============================================================================
                                                                      254,342
=============================================================================


COMMUNICATIONS EQUIPMENT-0.60%

Corning Inc.,
  Sr. Unsec. Unsub. Notes,
  6.63%, 05/15/19                                       85,000         86,240
-----------------------------------------------------------------------------
Nokia Corp. (Finland),
  Sr. Unsec. Global Notes,
  6.63%, 05/15/39                                       50,000         52,527
=============================================================================
                                                                      138,767
=============================================================================


COMPUTER HARDWARE-0.25%

Hewlett-Packard Co.,
  Sr. Unsec. Global Notes,
  4.75%, 06/02/14                                       55,000         57,540
=============================================================================


COMPUTER STORAGE & PERIPHERALS-0.48%

Seagate Technology International,
  Sr. Sec. Gtd. Notes,
  10.00%, 05/01/14(b)                                  105,000        110,775
=============================================================================


CONSUMER FINANCE-0.38%

Ford Motor Credit Co. LLC,
  Sr. Unsec. Notes,
  8.00%, 12/15/16                                      115,000         89,125
=============================================================================


DIVERSIFIED BANKS-4.92%

Barclays Bank PLC (United Kingdom),
  Sr. Unsec. Unsub. Global Notes,
  6.75%, 05/22/19                                      155,000        155,699
-----------------------------------------------------------------------------
Centura Capital Trust I,
  Jr. Gtd. Sub. Trust Pfd. Capital Securities,
  8.85%, 06/01/27(b)                                   500,000        451,151
-----------------------------------------------------------------------------
Lloyds TSB Bank PLC (United Kingdom),
  Sr. Unsec. Floating Rate Medium-Term Euro Notes,
  4.61%, 04/17/14(c)                                    81,000         80,650
-----------------------------------------------------------------------------
National Bank of Canada (Canada),
  Unsec. Sub. Floating Rate Euro Notes,
  1.94%, 08/29/87(c)                                   200,000         89,556
-----------------------------------------------------------------------------
Standard Chartered PLC (United Kingdom),
  Sr. Notes,
  5.50%, 11/18/14(b)                                   170,000        172,751
-----------------------------------------------------------------------------
Wachovia Corp.-Series G,
  Sr. Unsec. Medium-Term Notes,
  5.50%, 05/01/13                                       50,000         51,777
-----------------------------------------------------------------------------
Wells Fargo & Co.,
  Sr. Unsec. Unsub. Global Notes,
  4.38%, 01/31/13                                      145,000        146,278
=============================================================================
                                                                    1,147,862
=============================================================================


DIVERSIFIED CAPITAL MARKETS-0.40%

UBS AG (Switzerland),
  Sr. Unsec. Medium-Term Notes,
  5.75%, 04/25/18                                      100,000         92,355
=============================================================================


DIVERSIFIED CHEMICALS-0.27%

Ashland Inc.,
  Sr. Unsec. Gtd. Notes,
  9.13%, 06/01/17(b)                                    60,000         63,000
=============================================================================


DRUG RETAIL-0.98%

CVS Caremark Corp.,
  Unsec. Notes,
  6.60%, 03/15/19                                      190,000        202,956
-----------------------------------------------------------------------------
Rite Aid Corp.,
  Sr. Sec. Notes,
  9.75%, 06/12/16(b)                                    25,000         25,250
=============================================================================
                                                                      228,206
=============================================================================


ELECTRIC UTILITIES-4.05%

Carolina Power & Light Co.,
  Sec. First Mortgage Bonds,
  5.30%, 01/15/19                                       40,000         41,903
-----------------------------------------------------------------------------
DCP Midstream LLC,
  Notes,
  9.70%, 12/01/13(b)                                   100,000        110,486
-----------------------------------------------------------------------------
  Sr. Unsec. Notes,
  7.88%, 08/16/10                                      200,000        208,554
-----------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes,
  9.75%, 03/15/19(b)                                   110,000        123,009
-----------------------------------------------------------------------------
Indiana Michigan Power Co.,
  Sr. Notes,
  7.00%, 03/15/19                                      140,000        151,507
-----------------------------------------------------------------------------
PPL Electric Utilities Corp.,
  Sec. First Mortgage Bonds,
  6.25%, 05/15/39                                       45,000         47,986
-----------------------------------------------------------------------------
Tenaska Alabama Partners L.P.,
  Sr. Sec. Mortgage Notes,
  7.00%, 06/30/21(b)                                   116,776        100,719
-----------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. DIVERSIFIED INCOME FUND

                                                     PRINCIPAL
                                                       AMOUNT        VALUE
-----------------------------------------------------------------------------
ELECTRIC UTILITIES-(CONTINUED)

Virginia Electric & Power Co.,
  Sr. Unsec. Notes,
  5.00%, 06/30/19                                     $ 55,000    $    55,536
-----------------------------------------------------------------------------
Westar Energy Inc.,
  Sr. Sec. First Mortgage Notes,
  7.13%, 08/01/09                                      105,000        105,340
=============================================================================
                                                                      945,040
=============================================================================


ELECTRICAL COMPONENTS & EQUIPMENT-0.11%

Belden Inc.,
  Sr. Sub. Gtd. Notes,
  9.25%, 06/15/19(b)                                    25,000         24,625
=============================================================================


ENVIRONMENTAL & FACILITIES SERVICES-0.32%

Waste Management Inc.,
  Sr. Unsec. Gtd. Notes,
  6.38%, 03/11/15                                       55,000         57,581
-----------------------------------------------------------------------------
  7.38%, 03/11/19                                       15,000         16,296
=============================================================================
                                                                       73,877
=============================================================================


HEALTH CARE FACILITIES-0.11%

HCA, Inc.,
  Sr. Sec. Gtd. Global Notes,
  9.25%, 11/15/16                                       25,000         24,750
=============================================================================


HEALTH CARE SERVICES-1.52%

Express Scripts Inc.,
  Sr. Unsec. Global Notes,
  5.25%, 06/15/12                                       45,000         46,505
-----------------------------------------------------------------------------
  6.25%, 06/15/14                                       65,000         68,516
-----------------------------------------------------------------------------
  7.25%, 06/15/19                                       40,000         43,778
-----------------------------------------------------------------------------
Orlando Lutheran Towers Inc.,
  Putable Bonds,
  7.75%, 07/01/11                                       45,000         44,466
-----------------------------------------------------------------------------
  8.00%, 07/01/17                                      125,000        126,513
-----------------------------------------------------------------------------
US Oncology Inc.,
  Sr. Sec. Notes,
  9.13%, 08/15/17(b)                                    25,000         25,000
=============================================================================
                                                                      354,778
=============================================================================


HOTELS, RESORTS & CRUISE LINES-1.11%

Starwood Hotels & Resorts Worldwide, Inc.,
  Sr. Unsec. Notes,
  7.88%, 10/15/14                                      185,000        176,822
-----------------------------------------------------------------------------
Wyndham Worldwide Corp.,
  Sr. Unsec. Global Notes,
  6.00%, 12/01/16                                      105,000         82,162
=============================================================================
                                                                      258,984
=============================================================================


HYPERMARKETS & SUPER CENTERS-0.15%

Wal-Mart Stores Inc.,
  Sr. Unsec. Notes,
  3.00%, 02/03/14                                       35,000         34,635
=============================================================================


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-0.71%

AES Corp. (The),
  Sr. Unsec. Notes,
  9.75%, 04/15/16(b)                                   115,000        117,012
-----------------------------------------------------------------------------
NRG Energy, Inc.,
  Sr. Unsec. Gtd. Notes,
  7.38%, 02/01/16                                       25,000         23,750
-----------------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Notes,
  7.38%, 01/15/17                                       25,000         23,750
=============================================================================
                                                                      164,512
=============================================================================


INDUSTRIAL CONGLOMERATES-0.61%

Hutchison Whampoa International Ltd. (Cayman
  Islands),
  Sr. Unsec. Gtd. Notes,
  7.63%, 04/09/19(b)                                   130,000        143,279
=============================================================================


INSURANCE BROKERS-0.82%

Marsh & McLennan Cos. Inc.,
  Sr. Unsec. Notes,
  5.15%, 09/15/10                                       75,000         75,592
-----------------------------------------------------------------------------
  9.25%, 04/15/19                                      100,000        114,760
=============================================================================
                                                                      190,352
=============================================================================


INTEGRATED OIL & GAS-0.30%

Husky Energy Inc. (Canada),
  Sr. Unsec. Unsub. Global Notes,
  7.25%, 12/15/19                                       65,000         70,819
=============================================================================


INTEGRATED TELECOMMUNICATION SERVICES-6.95%

AT&T Inc.,
  Sr. Unsec. Unsub. Global Notes,
  6.55%, 02/15/39                                       70,000         71,130
-----------------------------------------------------------------------------
British Telecommunications PLC (United Kingdom),
  Sr. Unsec. Unsub. Global Notes,
  9.13%, 12/15/10                                      250,000        265,816
-----------------------------------------------------------------------------
Koninklijke KPN N.V. (Netherlands),
  Sr. Unsec. Unsub. Global Notes,
  8.00%, 10/01/10                                      400,000        419,893
-----------------------------------------------------------------------------
Telefonica Europe B.V. (Netherlands),
  Unsec. Gtd. Unsub. Global Notes,
  7.75%, 09/15/10                                      200,000        210,998
-----------------------------------------------------------------------------
Telemar Norte Leste S.A. (Brazil),
  Sr. Unsec. Notes,
  9.50%, 04/23/19(b)                                   125,000        136,563
-----------------------------------------------------------------------------
Verizon Communications Inc.,
  Sr. Unsec. Global Notes,
  6.35%, 04/01/19                                       65,000         68,000
-----------------------------------------------------------------------------
Verizon Wireless Capital LLC,
  Notes,
  3.75%, 05/20/11(b)                                   120,000        122,400
-----------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes,
  7.38%, 11/15/13(b)                                   140,000        156,949
-----------------------------------------------------------------------------
  8.50%, 11/15/18(b)                                   140,000        169,509
=============================================================================
                                                                    1,621,258
=============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. DIVERSIFIED INCOME FUND

                                                     PRINCIPAL
                                                       AMOUNT        VALUE
-----------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE-8.46%

Bear Stearns Cos. LLC (The),
  Sr. Unsec. Unsub. Floating Rate Notes,
  1.51%, 07/19/10(c)                                  $260,000    $   260,322
-----------------------------------------------------------------------------
Goldman Sachs Group Inc. (The),
  Sr. Medium-Term Notes,
  6.00%, 05/01/14                                       50,000         52,388
-----------------------------------------------------------------------------
  Sr. Unsec. Global Notes,
  7.50%, 02/15/19                                      105,000        112,466
-----------------------------------------------------------------------------
  Unsec. Sub. Global Notes,
  6.75%, 10/01/37                                      140,000        123,800
-----------------------------------------------------------------------------
Jefferies Group Inc.,
  Sr. Unsec. Notes,
  6.45%, 06/08/27                                      400,000        299,681
-----------------------------------------------------------------------------
Merrill Lynch & Co. Inc.,
  Sr. Unsec. Medium-Term Notes,
  6.88%, 04/25/18                                      265,000        241,863
-----------------------------------------------------------------------------
  -Series C, Sr. Unsec. Medium-Term Global Notes,
  5.45%, 02/05/13                                      200,000        195,302
-----------------------------------------------------------------------------
Morgan Stanley,
  Sr. Unsec. Global Notes,
  7.30%, 05/13/19                                      230,000        240,285
-----------------------------------------------------------------------------
  Sr. Unsec. Medium-Term Global Notes,
  6.00%, 05/13/14                                      315,000        320,890
-----------------------------------------------------------------------------
  -Series F, Sr. Unsec. Medium-Term Global Notes,
  5.95%, 12/28/17                                      130,000        125,203
=============================================================================
                                                                    1,972,200
=============================================================================


LIFE & HEALTH INSURANCE-2.62%

Americo Life Inc., Notes,
  7.88%, 05/01/13(b)                                    95,000         62,143
-----------------------------------------------------------------------------
MetLife Inc.,
  Sr. Unsec. Notes,
  6.75%, 06/01/16                                      155,000        158,115
-----------------------------------------------------------------------------
  Unsec. Global Notes,
  7.72%, 02/15/19                                      180,000        192,515
-----------------------------------------------------------------------------
Prudential Financial Inc.,
  Jr. Unsec. Sub. Global Notes,
  8.88%, 06/15/38                                      130,000        109,823
-----------------------------------------------------------------------------
  Sr. Notes,
  7.38%, 06/15/19                                       90,000         88,485
=============================================================================
                                                                      611,081
=============================================================================


METAL & GLASS CONTAINERS-0.21%

Owens-Brockway Glass Container Inc.,
  Sr. Gtd. Notes,
  7.38%, 05/15/16 (Acquired 05/07/09; Cost
  $48,362)(b)                                           50,000         48,250
=============================================================================


MORTGAGE BACKED SECURITIES-0.83%

U.S. Bank N.A.,
  Sr. Unsec. Medium-Term Global Notes,
  5.92%, 05/25/12                                      191,703        194,275
=============================================================================


MOVIES & ENTERTAINMENT-0.35%

Cinemark USA Inc.,
  Sr. Gtd. Notes,
  8.63%, 06/15/19(b)                                    25,000         24,687
-----------------------------------------------------------------------------
Time Warner Cable Inc.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  6.75%, 07/01/18                                       55,000         57,370
=============================================================================
                                                                       82,057
=============================================================================


MULTI-LINE INSURANCE-3.23%

American Financial Group Inc.,
  Sr. Notes,
  9.88%, 06/15/19                                      465,000        462,429
-----------------------------------------------------------------------------
Liberty Mutual Group Inc.,
  Sr. Unsec. Notes,
  5.75%, 03/15/14(b)                                   100,000         79,476
-----------------------------------------------------------------------------
Nationwide Mutual Insurance Co.,
  Unsec. Sub. Notes,
  5.81%, 12/15/24(b)                                   350,000        212,154
=============================================================================
                                                                      754,059
=============================================================================


OFFICE ELECTRONICS-0.47%

Xerox Corp.,
  Sr. Notes,
  8.25%, 05/15/14                                      105,000        109,234
=============================================================================


OIL & GAS DRILLING-0.36%

Pride International Inc.,
  Sr. Unsec. Notes,
  8.50%, 06/15/19                                       85,000         84,363
=============================================================================


OIL & GAS EXPLORATION & PRODUCTION-3.74%

Anadarko Petroleum Corp.,
  Sr. Unsec. Global Notes,
  5.75%, 06/15/14                                      250,000        254,838
-----------------------------------------------------------------------------
  Sr. Unsec. Notes,
  7.63%, 03/15/14                                      195,000        211,502
-----------------------------------------------------------------------------
Chesapeake Energy Corp.,
  Sr. Unsec. Gtd. Global Notes,
  6.38%, 06/15/15                                       25,000         22,375
-----------------------------------------------------------------------------
Cimarex Energy Co.,
  Sr. Unsec. Gtd. Notes,
  7.13%, 05/01/17                                       25,000         22,250
-----------------------------------------------------------------------------
EOG Resources Inc.,
  Sr. Unsec. Notes,
  5.63%, 06/01/19                                       60,000         63,011
-----------------------------------------------------------------------------
Petroleos Mexicanos (Mexico),
  Notes,
  8.00%, 05/03/19(b)                                   125,000        134,410
-----------------------------------------------------------------------------
Quicksilver Resources Inc.,
  Sr. Notes,
  11.75%, 01/01/16                                      25,000         25,875
-----------------------------------------------------------------------------
XTO Energy Inc.,
  Sr. Unsec. Unsub. Notes,
  5.75%, 12/15/13                                      130,000        137,456
=============================================================================
                                                                      871,717
=============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. DIVERSIFIED INCOME FUND

                                                     PRINCIPAL
                                                       AMOUNT        VALUE
-----------------------------------------------------------------------------
OIL & GAS STORAGE & TRANSPORTATION-0.26%

Willams Cos. Inc. (The),
  Sr. Unsec. Notes,
  8.75%, 01/15/20(b)                                  $ 40,000    $    41,750
-----------------------------------------------------------------------------
Williams Partners L.P./Williams Partners Finance
  Corp.,
  Sr. Unsec. Global Notes,
  7.25%, 02/01/17                                       20,000         18,250
=============================================================================
                                                                       60,000
=============================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-6.14%

Bank of America Corp.,
  Sr. Global Notes,
  7.63%, 06/01/19                                      195,000        196,274
-----------------------------------------------------------------------------
  -Series L, Sr. Unsec. Unsub. Medium Term Notes,
  7.38%, 05/15/14                                      195,000        201,966
-----------------------------------------------------------------------------
General Electric Capital Corp.,
  -Series A, Sr. Unsec. Unsub. Medium-Term Global
  Notes,
  6.88%, 01/10/39                                      380,000        345,192
-----------------------------------------------------------------------------
JPMorgan Chase & Co.,
  Sr. Unsec. Global Notes,
  4.75%, 05/01/13                                       15,000         15,332
-----------------------------------------------------------------------------
  Sr. Unsec. Notes,
  4.65%, 06/01/14                                      345,000        344,467
-----------------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes,
  6.30%, 04/23/19                                      220,000        224,285
-----------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico)
  -Series 1999-2, Class A1, Sr. Unsec. Global
  Bonds,
  9.69%, 08/15/09                                       33,500         33,741
-----------------------------------------------------------------------------
Twin Reefs Pass-Through Trust,
  Floating Rate Pass Through Ctfs., 1.39%
  (Acquired 12/07/04-04/03/06; Cost
  $130,332)(b)(c)(d)(e)                                130,000            423
-----------------------------------------------------------------------------
Two-Rock Pass-Through Trust (Bermuda),
  Floating Rate Pass Through Ctfs., 1.90%
  (Acquired 11/10/06; Cost $220,260)(b)(c)(d)          220,000            715
-----------------------------------------------------------------------------
Windsor Financing LLC,
  Sr. Sec. Gtd. Notes,
  5.88%, 07/15/17(b)                                    80,175         70,372
=============================================================================
                                                                    1,432,767
=============================================================================


PACKAGED FOODS & MEATS-1.81%

ConAgra Foods Inc., Notes,
  5.88%, 04/15/14                                      110,000        117,157
-----------------------------------------------------------------------------
Kraft Foods Inc.,
  Sr. Unsec. Global Notes,
  6.13%, 08/23/18                                      135,000        141,262
-----------------------------------------------------------------------------
  Sr. Unsec. Notes,
  6.88%, 01/26/39                                      135,000        144,052
-----------------------------------------------------------------------------
Smithfield Foods Inc.,
  Sr. Sec. Notes,
  10.00%, 07/15/14(b)                                   20,000         19,850
=============================================================================
                                                                      422,321
=============================================================================


PAPER PACKAGING-0.02%

Sealed Air Corp.,
  Sr. Notes,
  7.88%, 06/15/17(b)                                     5,000          4,984
=============================================================================


PAPER PRODUCTS-0.37%

Clearwater Paper Corp.,
  Sr. Unsec. Notes,
  10.63%, 06/15/16(b)                                   25,000         25,687
-----------------------------------------------------------------------------
Mercer International Inc.,
  Sr. Unsec. Global Notes,
  9.25%, 02/15/13                                      140,000         60,200
=============================================================================
                                                                       85,887
=============================================================================


PERSONAL PRODUCTS-0.45%

Avon Products Inc.,
  Sr. Unsec. Notes,
  5.63%, 03/01/14                                      100,000        105,535
=============================================================================


PROPERTY & CASUALTY INSURANCE-0.54%

Chubb Corp.,
  Sr. Unsec. Notes,
  5.75%, 05/15/18                                       50,000         52,726
-----------------------------------------------------------------------------
Travelers Cos. Inc. (The),
  Sr. Unsec. Global Notes,
  5.90%, 06/02/19                                       70,000         72,792
=============================================================================
                                                                      125,518
=============================================================================


REGIONAL BANKS-0.24%

PNC Capital Trust C,
  Jr. Unsec. Gtd. Sub. Floating Rate Trust Pfd.
  Capital Securities,
  1.24%, 06/01/28(c)                                   100,000         56,942
=============================================================================


REINSURANCE-0.26%

Stingray Pass-Through Trust,
  Pass Through Ctfs.,
  5.90%, 01/12/15 (Acquired 01/07/05-11/03/05;
  Cost $493,840)(b)                                    500,000         60,000
=============================================================================


RESEARCH & CONSULTING SERVICES-1.10%

Erac USA Finance Co.,
  Unsec. Gtd. Notes,
  5.80%, 10/15/12(b)                                   275,000        256,805
=============================================================================


RETAIL REIT'S-0.28%

Simon Property Group L.P.,
  Sr. Unsec. Notes,
  6.75%, 05/15/14                                       65,000         65,536
=============================================================================


SECURITY & ALARM SERVICES-0.17%

Geo Group, Inc. (The),
  Sr. Unsec. Global Notes,
  8.25%, 07/15/13                                       40,000         39,200
=============================================================================


SEMICONDUCTORS-0.31%

Viasystems Inc.,
  Sr. Unsec. Gtd. Global Notes,
  10.50%, 01/15/11                                      80,000         72,000
=============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. DIVERSIFIED INCOME FUND

                                                     PRINCIPAL
                                                       AMOUNT        VALUE
-----------------------------------------------------------------------------
SOVEREIGN DEBT-2.10%

Brazilian Government International Bond (Brazil),
  Sr. Global Notes,
  5.88%, 01/15/19                                     $120,000    $   121,830
-----------------------------------------------------------------------------
Republic of Peru (Peru),
  Sr. Unsec. Unsub. Global Notes,
  7.13%, 03/30/19                                       50,000         53,750
-----------------------------------------------------------------------------
United Mexican States (Mexico),
  Sr. Unsec. Global Notes,
  5.88%, 02/17/14                                      300,000        315,195
=============================================================================
                                                                      490,775
=============================================================================


SPECIALTY STORES-0.68%

Staples Inc.,
  Sr. Unsec. Gtd. Unsub. Notes,
  7.75%, 04/01/11                                      150,000        158,830
=============================================================================


STEEL-1.06%

ArcelorMittal (Luxembourg),
  Sr. Unsec. Unsub. Global Notes,
  9.00%, 02/15/15                                       55,000         58,045
-----------------------------------------------------------------------------
United States Steel Corp.,
  Sr. Unsec. Bonds,
  6.65%, 06/01/37                                       80,000         62,253
-----------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes,
  6.05%, 06/01/17                                      150,000        127,792
=============================================================================
                                                                      248,090
=============================================================================


SYSTEMS SOFTWARE-0.95%

Oracle Corp.,
  Sr. Unsec. Global Notes,
  6.13%, 07/08/39                                      220,000        220,605
=============================================================================


TEXTILES-0.20%

Invista,
  Sr. Unsec. Unsub. Notes,
  9.25%, 05/01/12(b)                                    50,000         47,500
=============================================================================


THRIFTS & MORTGAGE FINANCE-0.17%

Countrywide Financial Corp.,
  Sr. Unsec. Gtd. Unsub. Medium-Term Global Notes,
  5.80%, 06/07/12                                       40,000         40,250
=============================================================================


TIRES & RUBBER-0.22%

Goodyear Tire & Rubber Co. (The),
  Sr. Unsec. Gtd. Unsub. Global Notes,
  9.00%, 07/01/15                                       50,000         50,375
=============================================================================


TOBACCO-0.85%

Philip Morris International Inc.,
  Sr. Unsec. Unsub. Global Notes,
  5.65%, 05/16/18                                      190,000        198,328
=============================================================================


TRADING COMPANIES & DISTRIBUTORS-0.92%

GATX Corp.,
  Sr. Notes,
  8.75%, 05/15/14                                      150,000        155,535
-----------------------------------------------------------------------------
RSC Equipment Rental Inc.,
  Sr. Sec. Notes,
  10.00%, 07/15/17(b)                                   20,000         20,100
-----------------------------------------------------------------------------
United Rentals North America, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  6.50%, 02/15/12                                       40,000         38,900
=============================================================================
                                                                      214,535
=============================================================================


TRUCKING-0.10%

Hertz Corp. (The),
  Sr. Unsec. Gtd. Global Notes,
  8.88%, 01/01/14                                       25,000         23,188
=============================================================================


WIRELESS TELECOMMUNICATION SERVICES-1.06%

Sprint Capital Corp.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  6.88%, 11/15/28                                       25,000         17,844
-----------------------------------------------------------------------------
Vodafone Group PLC (United Kingdom),
  Sr. Unsec. Global Notes,
  7.75%, 02/15/10                                      220,000        228,167
=============================================================================
                                                                      246,011
=============================================================================
     Total Bonds & Notes (Cost $19,494,047)                        18,418,208
=============================================================================



U.S. GOVERNMENT SPONSORED MORTGAGE-BACKED SECURITIES-7.86%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-2.61%

Pass Through Ctfs.,
  8.50%, 03/01/10                                           32             33
-----------------------------------------------------------------------------
  6.50%, 05/01/16 to 08/01/32                           15,966         17,084
-----------------------------------------------------------------------------
  6.00%, 05/01/17 to 12/01/31                           72,375         76,426
-----------------------------------------------------------------------------
  5.50%, 09/01/17                                       57,242         60,485
-----------------------------------------------------------------------------
  7.00%, 08/01/21                                       93,629        102,293
-----------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  4.50%, 07/01/39(f)                                   100,000         99,563
-----------------------------------------------------------------------------
  5.00%, 07/01/39(f)                                   250,000        254,258
=============================================================================
                                                                      610,142
=============================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-5.08%

Pass Through Ctfs.,
  7.00%, 02/01/16 to 09/01/32                           31,666         34,477
-----------------------------------------------------------------------------
  6.50%, 05/01/16 to 10/01/35                           24,084         25,881
-----------------------------------------------------------------------------
  5.00%, 11/01/18                                       55,939         58,584
-----------------------------------------------------------------------------
  7.50%, 04/01/29 to 10/01/29                           94,861        103,531
-----------------------------------------------------------------------------
  8.00%, 04/01/32                                        6,099          6,646
-----------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. DIVERSIFIED INCOME FUND

                                                     PRINCIPAL
                                                       AMOUNT        VALUE
-----------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-(CONTINUED)

Pass Through Ctfs., TBA,
  4.00%, 07/01/24(f)                                  $350,000    $   350,109
-----------------------------------------------------------------------------
  4.50%, 07/01/24 to 07/01/39(f)                       400,000        401,468
-----------------------------------------------------------------------------
  5.00%, 07/01/39(f)                                   200,000        203,656
=============================================================================
                                                                    1,184,352
=============================================================================


GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)-0.17%

Pass Through Ctfs.,
  7.50%, 06/15/23                                       12,329         13,539
-----------------------------------------------------------------------------
  8.50%, 11/15/24                                        6,381          6,914
-----------------------------------------------------------------------------
  7.00%, 07/15/31 to 08/15/31                            3,312          3,620
-----------------------------------------------------------------------------
  6.50%, 11/15/31 to 03/15/32                            7,406          7,977
-----------------------------------------------------------------------------
  6.00%, 11/15/32                                        6,589          6,926
=============================================================================
                                                                       38,976
=============================================================================
     Total U.S. Government Sponsored Mortgage-
       Backed Securities (Cost $1,823,208)                          1,833,470
=============================================================================



ASSET-BACKED SECURITIES-4.86%

COLLATERALIZED MORTGAGE OBLIGATIONS-4.86%

Citicorp Lease Pass-Through Trust
  -Series 1999-1, Class A2, Pass Through Ctfs.,
  8.04%, 12/15/19(b)                                   675,000        614,868
-----------------------------------------------------------------------------
Countrywide Asset-Backed Ctfs.
  -Series 2007-4, Class A1B, Pass Through Ctfs.,
  5.81%, 09/25/37                                      117,129        108,068
-----------------------------------------------------------------------------
Credit Suisse Mortgage Capital Ctfs.
  -Series 2009-R2, Class 1A11, Floating Rate Pass
  Through Ctfs.,
  3.58%, 09/26/34 (Acquired 03/27/09; Cost
  $159,427)(b)(c)                                      183,778        181,940
-----------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities
  Trust-Series 2004-Z, Class 2A1, Floating Rate
  Pass Through Ctfs.,
  4.57%, 12/25/34(c)                                   258,488        227,456
=============================================================================
     Total Asset-Backed Securities (Cost
       $1,262,571)                                                  1,132,332
=============================================================================



U.S. TREASURY NOTES-4.13%

  4.88%, 08/15/09(g)                                   120,000        120,680
-----------------------------------------------------------------------------
  1.50%, 12/31/13                                      875,000        842,871
=============================================================================
     Total U.S. Treasury Notes (Cost $989,852)                        963,551
=============================================================================



                                                       SHARES        VALUE
-----------------------------------------------------------------------------

PREFERRED STOCKS-3.40%

OFFICE SERVICES & SUPPLIES-3.40%

Pitney Bowes International Holdings Inc.
  -Series D, 4.85% Pfd. (Cost $771,274)                      8    $   793,076
=============================================================================


                                                     PRINCIPAL
                                                       AMOUNT

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-0.77%

STUDENT LOAN MARKETING ASSOCIATION-0.77%

SLM Corp.,
  Series-BED4, Sr. Unsec. Unsub. Floating Rate
  Medium-Term Notes,
  0.65%, 03/15/10 (Cost $197,173)(c)                  $200,000        179,144
=============================================================================



MUNICIPAL OBLIGATIONS-0.58%

California (State of) Industry Urban Development
  Agency (Project No. 3);
  Series 2003, Taxable Allocation RB,
  (INS-National Public Finance Guarantee Corp.)
  6.10%, 05/01/24(h)                                   100,000         82,373
-----------------------------------------------------------------------------
Florida (State of) Development Finance Corp. (Palm
  Bay Academy Inc.);
  Series 2006 B, Taxable RB,
  7.50%, 05/15/17                                       65,000         53,413
=============================================================================
     Total Municipal Obligations (Cost $166,666)                      135,786
=============================================================================


                                                       SHARES

COMMON STOCKS & OTHER EQUITY INTERESTS-0.08%

BROADCASTING-0.02%

Adelphia Communications Corp.,(i)                           --          1,800
-----------------------------------------------------------------------------
Adelphia Recovery Trust-Series ACC-1(i)                 87,412          2,622
=============================================================================
                                                                        4,422
=============================================================================


CABLE & SATELLITE-0.06%

Time Warner Cable, Inc.-Class A(i)                         434         13,745
=============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $86,708)                                                  18,167
=============================================================================



MONEY MARKET FUNDS-3.91%

Liquid Assets Portfolio-Institutional Class(j)         455,534        455,534
-----------------------------------------------------------------------------
Premier Portfolio-Institutional Class(j)               455,534        455,534
=============================================================================
     Total Money Market Funds (Cost $911,068)                         911,068
=============================================================================
TOTAL INVESTMENTS-104.57% (Cost $25,702,567)                       24,384,802
=============================================================================
OTHER ASSETS LESS LIABILITIES-(4.57)%                              (1,065,902)
=============================================================================
NET ASSETS-100.00%                                                $23,318,900
_____________________________________________________________________________
=============================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. DIVERSIFIED INCOME FUND

Investment Abbreviations:

Ctfs.   - Certificates
Gtd.    - Guaranteed
INS     - Insurer
Jr.     - Junior
Pfd.    - Preferred
REIT    - Real Estate Investment Trust
RB      - Revenue Bonds
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2009 was $5,324,970, which represented 22.84% of the Fund's Net Assets.
(c) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2009.
(d)   Perpetual bond with no specified maturity date.
(e) Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at June 30, 2009 represented less than 1% of the Fund's Net Assets.
(f) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1J.
(g) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1M and Note 4.
(h) Principal and/or interest payments are secured by the bond insurance company listed.
(i) Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.
(j) The money market fund and the Fund are affiliated by having the same investment advisor.

PORTFOLIO COMPOSITION

By industry, based on Net Assets
as of June 30, 2009



-------------------------------------------------------------------------
Investment Banking & Brokerage                                        8.5%
-------------------------------------------------------------------------
Integrated Telecommunication Services                                 7.0
-------------------------------------------------------------------------
Other Diversified Financial Services                                  6.1
-------------------------------------------------------------------------
Federal National Mortgage Association (FNMA)                          5.1
-------------------------------------------------------------------------
Collateralized Mortgage Obligations                                   4.9
-------------------------------------------------------------------------
Diversified Banks                                                     4.9
-------------------------------------------------------------------------
U.S. Treasury Notes                                                   4.1
-------------------------------------------------------------------------
Oil & Gas Exploration & Production                                    3.7
-------------------------------------------------------------------------
Electric Utilities                                                    3.5
-------------------------------------------------------------------------
Office Services & Supplies                                            3.4
-------------------------------------------------------------------------
Multi-Line Insurance                                                  3.2
-------------------------------------------------------------------------
Industries each less than 3% of Total Net Assets                     46.3
-------------------------------------------------------------------------
Money Market Funds Plus Assets Less Liabilities                      (0.7)
_________________________________________________________________________
=========================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. DIVERSIFIED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $24,791,499)                            $ 23,473,734
--------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost          911,068
================================================================================
     Total investments, at value (Cost $25,702,567)                   24,384,802
================================================================================
Receivables for:
  Investments sold                                                       269,262
--------------------------------------------------------------------------------
  Collateral for credit default swap agreements                        1,100,000
--------------------------------------------------------------------------------
  Fund shares sold                                                         8,289
--------------------------------------------------------------------------------
  Dividends and Interest                                                 279,739
--------------------------------------------------------------------------------
  Principal paydowns                                                       1,555
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans         28,771
--------------------------------------------------------------------------------
Other assets                                                                 411
================================================================================
     Total assets                                                     26,072,829
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Investments purchased                                                1,941,090
--------------------------------------------------------------------------------
  Credit default swap agreements close-out                               675,534
--------------------------------------------------------------------------------
  Fund shares reacquired                                                  47,738
--------------------------------------------------------------------------------
  Variation margin                                                         2,422
--------------------------------------------------------------------------------
Accrued fees to affiliates                                                 7,979
--------------------------------------------------------------------------------
Accrued other operating expenses                                          42,838
--------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                        36,328
================================================================================
     Total liabilities                                                 2,753,929
================================================================================
Net assets applicable to shares outstanding                         $ 23,318,900
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $ 44,020,314
--------------------------------------------------------------------------------
Undistributed net investment income                                    3,132,615
--------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (22,539,702)
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                                (1,294,327)
================================================================================
                                                                    $ 23,318,900
________________________________________________________________________________
================================================================================



NET ASSETS:

Series I                                                            $ 22,962,123
________________________________________________________________________________
================================================================================
Series II                                                           $    356,777
________________________________________________________________________________
================================================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Series I                                                               3,857,197
________________________________________________________________________________
================================================================================
Series II                                                                 60,433
________________________________________________________________________________
================================================================================
Series I:
  Net asset value per share                                         $       5.95
________________________________________________________________________________
================================================================================
Series II:
  Net asset value per share                                         $       5.90
________________________________________________________________________________
================================================================================




STATEMENT OF OPERATIONS

For the six months ended June 30, 2009
(Unaudited)




INVESTMENT INCOME:

Interest                                   $   798,525
------------------------------------------------------
Dividends                                       42,455
------------------------------------------------------
Dividends from affiliated money market
  funds                                          3,843
======================================================
     Total investment income                   844,823
======================================================


EXPENSES:

Advisory fees                                   68,868
------------------------------------------------------
Administrative services fees                    44,572
------------------------------------------------------
Custodian fees                                   7,633
------------------------------------------------------
Distribution fees -- Series II                     442
------------------------------------------------------
Transfer agent fees                              4,296
------------------------------------------------------
Trustees' and officers' fees and
  benefits                                      10,356
------------------------------------------------------
Professional services fees                      26,277
------------------------------------------------------
Other                                           13,368
======================================================
     Total expenses                            175,812
======================================================
Less: Fees waived and expenses
  reimbursed                                   (89,966)
======================================================
     Net expenses                               85,846
======================================================
Net investment income                          758,977
======================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                     (6,434,462)
------------------------------------------------------
  Futures contracts                           (108,633)
------------------------------------------------------
  Swap agreements                               21,851
======================================================
                                            (6,521,244)
======================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                      6,274,093
------------------------------------------------------
  Futures contracts                           (244,212)
------------------------------------------------------
  Swap agreements                               26,770
======================================================
                                             6,056,651
======================================================
Net realized and unrealized gain (loss)       (464,593)
======================================================
Net increase in net assets resulting
  from operations                          $   294,384
______________________________________________________
======================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. DIVERSIFIED INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2009 and the year ended December 31, 2008 (Unaudited)



                                                                             JUNE 30,      DECEMBER 31,
                                                                               2009            2008
-------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                     $   758,977    $  2,195,663
-------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                   (6,521,244)     (2,233,230)
-------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                        6,056,651      (5,040,130)
=======================================================================================================
     Net increase (decrease) in net assets resulting from operations            294,384      (5,077,697)
=======================================================================================================
Distributions to shareholders from net investment income:
  Series I                                                                           --      (2,560,300)
-------------------------------------------------------------------------------------------------------
  Series II                                                                          --         (44,345)
=======================================================================================================
     Total distributions from net investment income                                 --       (2,604,645)
=======================================================================================================
Share transactions-net:
  Series I                                                                   (1,399,253)     (6,708,387)
-------------------------------------------------------------------------------------------------------
  Series II                                                                     (54,478)        (73,155)
=======================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          (1,453,731)     (6,781,542)
=======================================================================================================
     Net increase (decrease) in net assets                                   (1,159,347)    (14,463,884)
=======================================================================================================


NET ASSETS:

  Beginning of period                                                        24,478,247      38,942,131
=======================================================================================================
  End of period (includes undistributed net investment income of
     $3,132,615 and $2,373,638, respectively)                               $23,318,900    $ 24,478,247
_______________________________________________________________________________________________________
=======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. DIVERSIFIED INCOME FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Diversified Income Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-one separate portfolios, (each constituting a "Fund"). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

  The Fund's investment objective is to achieve a high level of current income.

  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products").

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


AIM V.I. DIVERSIFIED INCOME FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, management monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are available for issuance. Such events and transactions are monitored through the date of the report of independent registered public accounting firm for audited periods and 45 days from the period end date for all other periods.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. LOWER-RATED SECURITIES -- The Fund may invest in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

J. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS -- The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

        In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to

AIM V.I. DIVERSIFIED INCOME FUND
      receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

        Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

        At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

        Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

        Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

L. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The maximum risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M. FUTURES CONTRACTS -- The Fund may enter into futures contracts to manage exposure to interest rate and equity price movements and currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying instrument for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

N. SWAP AGREEMENTS -- The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

        Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.


AIM V.I. DIVERSIFIED INCOME FUND

        A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer "par value" or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund's exposure to the counterparty.

        Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

        Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain
      (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain
      (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.

O. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $250 million                                            0.60%
-------------------------------------------------------------------
Over $250 million                                             0.55%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 0.75% and Series II shares to 1.00% of average daily net assets, through at least April 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

  Further, the Advisor has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

  For the six months ended June 30, 2009, the Advisor waived advisory fees of $68,868 and reimbursed Fund expenses of $21,098.


AIM V.I. DIVERSIFIED INCOME FUND

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2009, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco Aim for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2009, Invesco Aim was paid $24,795 for accounting and fund administrative services and reimbursed $19,777 for services provided by insurance companies.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2009, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                 LEVEL 1       LEVEL 2        LEVEL 3        TOTAL
---------------------------------------------------------------------------------------------------------------------
Equity Securities                                               $924,813     $     2,622     $794,876     $ 1,722,311
---------------------------------------------------------------------------------------------------------------------
U.S. Treasury Securities                                              --         963,551           --         963,551
---------------------------------------------------------------------------------------------------------------------
U.S. Government Sponsored Agency Securities                           --       2,012,614           --       2,012,614
---------------------------------------------------------------------------------------------------------------------
Corporate Debt Securities                                             --      17,927,433           --      17,927,433
---------------------------------------------------------------------------------------------------------------------
Asset Backed Securities                                               --         950,392      181,940       1,132,332
---------------------------------------------------------------------------------------------------------------------
Municipal Obligations                                                 --         135,786           --         135,786
---------------------------------------------------------------------------------------------------------------------
Foreign Government Debt Securities                                    --         490,775           --         490,775
---------------------------------------------------------------------------------------------------------------------
                                                                                                          $24,384,802
---------------------------------------------------------------------------------------------------------------------
Other Investments*                                                23,438              --           --          23,438
=====================================================================================================================
  Total Investments                                             $948,251     $22,483,173     $976,816     $24,408,240
_____________________________________________________________________________________________________________________
=====================================================================================================================



* Other Investments includes futures which are included at unrealized appreciation.

NOTE 4--DERIVATIVE INVESTMENTS

Effective with the beginning of the Fund's fiscal year, the Fund has adopted the provisions of FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring

AIM V.I. DIVERSIFIED INCOME FUND
enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. The adoption of this provision has no impact on the results of operations reported in the financial statements.

VALUE OF DERIVATIVE INSTRUMENTS AT PERIOD-END

The Table below summarizes the value of the Fund's derivative instruments, detailed by primary risk exposure, held as of June 30, 2009:

                                                                                       VALUE
                                                                              -----------------------
RISK EXPOSURE/DERIVATIVE TYPE                                                  ASSETS     LIABILITIES
-----------------------------------------------------------------------------------------------------
Credit Risk
  Credit Default Swaps(a)                                                     $    --      $(675,534)
-----------------------------------------------------------------------------------------------------
Interest rate risk
  Futures contracts(b)                                                         39,501        (16,063)
=====================================================================================================
                                                                              $39,501      $(691,597)
_____________________________________________________________________________________________________
=====================================================================================================



(a) Values are disclosed on the Statement of Assets and Liabilities under Credit default swap agreements close-out. Contracts were closed upon the declaration of bankruptcy by Lehman Brothers Holdings Inc. on September 15, 2008. The Fund had $1,100,000 cash collateral to be returned to the Fund on settlement of the contracts.
(b) Includes cumulative appreciation (depreciation) of futures contracts. Only current day's variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS FOR THE SIX MONTHS ENDED JUNE 30, 2009

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

                                                                          LOCATION OF GAIN (LOSS) ON
                                                                            STATEMENT OF OPERATIONS
                                                                        ------------------------------
                                                                         FUTURES*     SWAP AGREEMENTS*
------------------------------------------------------------------------------------------------------
Realized Gain (Loss)
  Credit risk                                                           $      --          $21,851
------------------------------------------------------------------------------------------------------
  Interest rate risk                                                     (108,633)              --
======================================================================================================
Subtotal                                                                $(108,633)         $21,851
======================================================================================================
Change in Unrealized Appreciation (Depreciation)
  Credit risk                                                           $      --          $26,770
------------------------------------------------------------------------------------------------------
  Interest rate risk                                                     (244,212)              --
======================================================================================================
Subtotal                                                                $(244,212)         $26,770
======================================================================================================
Total                                                                   $(352,845)         $48,621
______________________________________________________________________________________________________
======================================================================================================



* The average value outstanding of futures contracts and swap agreements during the period was $3,287,977 and $1,150,000, respectively.

FUTURES CONTRACTS AT PERIOD-END


                                                   OPEN FUTURES CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               UNREALIZED
                                                       NUMBER OF            MONTH/                            APPRECIATION
CONTRACT                                               CONTRACTS          COMMITMENT             VALUE       (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                                  5         September-2009/Long     $  573,594         $ 4,286
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes                                 16         September-2009/Long      3,459,500          (6,677)
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 30 Year Bonds                                13         September-2009/Long      1,538,672          35,215
---------------------------------------------------------------------------------------------------------------------------
  Subtotal                                                                                    $5,571,766         $32,824
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                                 8        September-2009/Short     $ (930,125)        $(9,386)
===========================================================================================================================
     Total                                                                                    $4,641,641         $23,438
___________________________________________________________________________________________________________________________
===========================================================================================================================



NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.


AIM V.I. DIVERSIFIED INCOME FUND

  During the six months ended June 30, 2009, the Fund paid legal fees of $1,453 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund may borrow for leveraging in an amount up to 5% of the Fund's total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund's total assets.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of December 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
December 31, 2009                                                                  $ 6,105,068
-----------------------------------------------------------------------------------------------
December 31, 2010                                                                    6,879,052
-----------------------------------------------------------------------------------------------
December 31, 2014                                                                      341,884
-----------------------------------------------------------------------------------------------
December 31, 2015                                                                      221,396
-----------------------------------------------------------------------------------------------
December 31, 2016                                                                    2,197,944
===============================================================================================
Total capital loss carryforward                                                    $15,745,344
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2009 was $26,393,195 and $26,473,452, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                           $   715,279
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                          (2,038,509)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                  $(1,323,230)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $25,708,032.




AIM V.I. DIVERSIFIED INCOME FUND

NOTE 9--SHARE INFORMATION


                                                                               SUMMARY OF SHARE ACTIVITY
-----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                   JUNE 30, 2009(a)              DECEMBER 31, 2008
                                                               ------------------------     ---------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                      252,398     $ 1,437,593        263,402     $  1,949,370
-----------------------------------------------------------------------------------------------------------------------
  Series II                                                         398           2,351          5,542           36,732
=======================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                           --              --        450,757        2,560,300
-----------------------------------------------------------------------------------------------------------------------
  Series II                                                          --              --          7,863           44,345
=======================================================================================================================
Reacquired:
  Series I                                                     (496,898)     (2,836,846)    (1,527,553)     (11,218,057)
-----------------------------------------------------------------------------------------------------------------------
  Series II                                                     (10,101)        (56,829)       (21,536)        (154,232)
=======================================================================================================================
Net increase (decrease) in share activity                      (254,203)    $(1,453,731)      (821,525)    $ (6,781,542)
_______________________________________________________________________________________________________________________
=======================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 77% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


AIM V.I. DIVERSIFIED INCOME FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET              ON SECURITIES               DIVIDENDS
                             VALUE,       NET         (BOTH      TOTAL FROM   FROM NET    NET ASSET               NET ASSETS,
                           BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT  VALUE, END    TOTAL     END OF PERIOD
                           OF PERIOD   INCOME(a)   UNREALIZED)   OPERATIONS    INCOME     OF PERIOD  RETURN(b)  (000S OMITTED)
------------------------------------------------------------------------------------------------------------------------------
SERIES I
Six months ended 06/30/09    $5.87       $0.19        $(0.11)      $ 0.08      $   --       $5.95        1.36%      $22,962
Year ended 12/31/08           7.80        0.50         (1.74)       (1.24)      (0.69)       5.87      (15.59)       24,070
Year ended 12/31/07           8.28        0.51         (0.37)        0.14       (0.62)       7.80        1.72        38,336
Year ended 12/31/06           8.43        0.46         (0.08)        0.38       (0.53)       8.28        4.48        46,743
Year ended 12/31/05           8.74        0.40         (0.15)        0.25       (0.56)       8.43        2.90        55,065
Year ended 12/31/04           8.82        0.36          0.08         0.44       (0.52)       8.74        5.03        65,069
------------------------------------------------------------------------------------------------------------------------------
SERIES II
Six months ended 06/30/09     5.83        0.18         (0.11)        0.07          --        5.90        1.20           357
Year ended 12/31/08           7.74        0.48         (1.72)       (1.24)      (0.67)       5.83      (15.78)          409
Year ended 12/31/07           8.21        0.48         (0.36)        0.12       (0.59)       7.74        1.51           606
Year ended 12/31/06           8.36        0.44         (0.09)        0.35       (0.50)       8.21        4.17           713
Year ended 12/31/05           8.67        0.38         (0.15)        0.23       (0.54)       8.36        2.67           902
Year ended 12/31/04           8.78        0.33          0.08         0.41       (0.52)       8.67        4.69           980
______________________________________________________________________________________________________________________________
==============================================================================================================================

                               RATIO OF          RATIO OF
                               EXPENSES          EXPENSES
                              TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                              NET ASSETS      ASSETS WITHOUT   INVESTMENT
                           WITH FEE WAIVERS    FEE WAIVERS       INCOME
                            AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE    PORTFOLIO
                               ABSORBED          ABSORBED      NET ASSETS   TURNOVER(c)
---------------------------------------------------------------------------------------
SERIES I
Six months ended 06/30/09        0.75%(d)          1.53%(d)       6.73%(d)      121%
Year ended 12/31/08              0.75              1.31           6.83           35
Year ended 12/31/07              0.75              1.17           6.04           67
Year ended 12/31/06              0.75              1.10           5.47           78
Year ended 12/31/05              0.89              1.08           4.54           92
Year ended 12/31/04              1.01              1.01           4.01          113
---------------------------------------------------------------------------------------
SERIES II
Six months ended 06/30/09        1.00(d)           1.78(d)        6.48(d)       121
Year ended 12/31/08              1.00              1.56           6.58           35
Year ended 12/31/07              1.00              1.42           5.79           67
Year ended 12/31/06              1.00              1.35           5.22           78
Year ended 12/31/05              1.14              1.33           4.29           92
Year ended 12/31/04              1.26              1.26           3.76          113
_______________________________________________________________________________________
=======================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $22,789 and $357 for Series I and Series II shares, respectively.


AIM V.I. DIVERSIFIED INCOME FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
    Series I        $1,000.00      $1,017.10       $3.75       $1,021.08       $3.76        0.75%
---------------------------------------------------------------------------------------------------
    Series II        1,000.00       1,015.50        5.00        1,019.84        5.01        1.00
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009 through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM V.I. DIVERSIFIED INCOME FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the Board) of            In addition to their meetings             was controlling. Each Trustee may have
AIM Variable Insurance Funds is required     throughout the year, the Sub-Committees      evaluated the information provided
under the Investment Company Act of 1940     meet at designated contract renewal          differently from another Trustee and
to approve annually the renewal of the AIM   meetings each year to conduct an in-depth    attributed different weight to the various
V.I. Diversified Income Fund (the Fund)      review of the performance, fees, expenses,   factors. The Trustees recognized that the
investment advisory agreement with Invesco   and other matters related to their           advisory arrangements and resulting
Aim Advisors, Inc. (Invesco Aim) and the     assigned funds. During the contract          advisory fees for the Fund and the other
Master Intergroup Sub-Advisory Contract      renewal process, the Trustees receive        AIM Funds are the result of years of
for Mutual Funds (the sub-advisory           comparative performance and fee data         review and negotiation between the
contracts) with Invesco Asset Management     regarding the AIM Funds prepared by an       Trustees and Invesco Aim, that the
Deutschland GmbH, Invesco Asset Management   independent company, Lipper, Inc.            Trustees may focus to a greater extent on
Limited, Invesco Asset Management (Japan)    (Lipper), under the direction and            certain aspects of these arrangements in
Limited, Invesco Australia Limited,          supervision of the Senior Officer who also   some years than in others, and that the
Invesco Global Asset Management (N.A.),      prepares a separate analysis of this         Trustees' deliberations and conclusions in
Inc., Invesco Hong Kong Limited, Invesco     information for the Trustees. Each           a particular year may be based in part on
Institutional (N.A.), Inc., Invesco Senior   Sub-Committee then makes recommendations     their deliberations and conclusions
Secured Management, Inc. and Invesco         to the Investments Committee regarding the   regarding these same arrangements
Trimark Ltd. (collectively, the Affiliated   fees and expenses of their assigned funds.   throughout the year and in prior years.
Sub-Advisers). During contract renewal       The Investments Committee considers each
meetings held on June 16-17, 2009, the       Sub-Committee's recommendations and makes       The discussion below serves as a
Board as a whole, and the disinterested or   its own recommendations regarding the fees   summary of the Senior Officer's
"independent" Trustees voting separately,    and expenses of the AIM Funds to the full    independent written evaluation with
approved the continuance of the Fund's       Board. The Investments Committee also        respect to the Fund's investment advisory
investment advisory agreement and the        considers each Sub-Committee's               agreement as well as a discussion of the
sub-advisory contracts for another year,     recommendations in making its annual         material factors and related conclusions
effective July 1, 2009. In doing so, the     recommendation to the Board whether to       that formed the basis for the Board's
Board determined that the Fund's             approve the continuance of each AIM Fund's   approval of the Fund's investment advisory
investment advisory agreement and the        investment advisory agreement and            agreement and sub-advisory contracts.
sub-advisory contracts are in the best       sub-advisory contracts for another year.     Unless otherwise stated, information set
interests of the Fund and its shareholders                                                forth below is as of June 17, 2009, and
and that the compensation to Invesco Aim        The independent Trustees met separately   does not reflect any changes that may have
and the Affiliated Sub-Advisers under the    during their evaluation of the Fund's        occurred since that date, including but
Fund's investment advisory agreement and     investment advisory agreement and            not limited to changes to the Fund's
sub-advisory contracts is fair and           sub-advisory contracts with independent      performance, advisory fees, expense
reasonable.                                  legal counsel. The independent Trustees      limitations and/or fee waivers.
                                             were also assisted in their annual
THE BOARD'S FUND EVALUATION PROCESS          evaluation of the Fund's investment          FACTORS AND CONCLUSIONS AND SUMMARY OF
                                             advisory agreement by the Senior Officer.    INDEPENDENT WRITTEN FEE EVALUATION
The Board's Investments Committee has        One responsibility of the Senior Officer
established three Sub-Committees that are    is to manage the process by which the AIM       A. Nature, Extent and Quality of
responsible for overseeing the management    Funds' proposed management fees are                Services Provided by Invesco Aim
of a number of the series portfolios of      negotiated during the annual contract
the AIM Funds. This Sub-Committee            renewal process to ensure that they are      The Board reviewed the advisory
structure permits the Trustees to focus on   negotiated in a manner that is at arms'      services provided to the Fund by Invesco
the performance of the AIM Funds that have   length and reasonable. Accordingly, the      Aim under the Fund's investment advisory
been assigned to them. The Sub-Committees    Senior Officer must either supervise a       agreement, the performance of Invesco Aim
meet throughout the year to review the       competitive bidding process or prepare an    in providing these services, and the
performance of their assigned funds, and     independent written evaluation. The Senior   credentials and experience of the officers
the Sub-Committees review monthly and        Officer recommended that an independent      and employees of Invesco Aim who provide
quarterly comparative performance            written evaluation be provided and, at the   these services. The Board's review of the
information and periodic asset flow data     direction of the Board, prepared an          qualifications of Invesco Aim to provide
for their assigned funds. These materials    independent written evaluation.              these services included the Board's
are prepared under the direction and                                                      consideration of Invesco Aim's portfolio
supervision of the independent Senior           During the annual contract renewal        and product review process, various back
Officer, an officer of the AIM Funds who     process, the Board considered the factors    office support functions provided by
reports directly to the independent          discussed below in evaluating the fairness   Invesco Aim and its affiliates, and
Trustees. Over the course of each year,      and reasonableness of the Fund's             Invesco Aim's equity and fixed income
the Sub-Committees meet with portfolio       investment advisory agreement and            trading operations. The Board concluded
managers for their assigned funds and        sub-advisory contracts. The Board            that the nature, extent and quality of the
other members of management and review       considered all of the information provided   advisory services provided to the Fund by
with these individuals the performance,      to them, including information provided at   Invesco Aim are appropriate and that
investment objective(s), policies,           their meetings throughout the year as part   Invesco Aim currently is providing
strategies and limitations of these funds.   of their ongoing oversight of the Fund,      satisfactory advisory services in
                                             and did not identify any particular factor   accordance with the terms of the Fund's
                                             that                                         investment advisory agreement. In
                                                                                          addition, based on their

AIM V.I. DIVERSIFIED INCOME FUND                                                                                           continued

ongoing meetings throughout the year            C. Fund Performance                       not reflect the market downturn that
with the Fund's portfolio manager or                                                      occurred in the fourth quarter of 2008.
managers, the Board concluded that these     The Board considered fund performance
individuals are competent and able to        as a relevant factor in considering             The Board also compared the Fund's
continue to carry out their                  whether to approve the investment advisory   effective fee rate (the advisory fee after
responsibilities under the Fund's            agreement as well as the sub-advisory        any advisory fee waivers and before any
investment advisory agreement.               contracts for the Fund, as Invesco           expense limitations/waivers) to the
                                             Institutional currently manages assets of    advisory fee rates of other clients of
   In determining whether to continue the    the Fund.                                    Invesco Aim and its affiliates with
Fund's investment advisory agreement, the                                                 investment strategies comparable to those
Board considered the prior relationship         The Board compared the Fund's             of the Fund, including one mutual fund
between Invesco Aim and the Fund, as well    performance during the past one, three and   advised by Invesco Aim and sub-advised by
as the Board's knowledge of Invesco Aim's    five calendar years to the performance of    Invesco Institutional. The Board noted
operations, and concluded that it is         all funds in the Lipper performance          that the Fund's rate was above the
beneficial to maintain the current           universe that are not managed by Invesco     effective fee rate for the other mutual
relationship, in part, because of such       Aim or an Affiliated Sub-Adviser, and        fund.
knowledge. The Board also considered the     against the Lipper VA Underlying Funds -
steps that Invesco Aim and its affiliates    Corporate Debt BBB-Rated Index. The Board       The Board noted that Invesco Aim has
continue to take to improve the quality      noted that the Fund's performance was in     contractually agreed to waive fees and/or
and efficiency of the services they          the fifth quintile of its performance        limit expenses of the Fund through at
provide to the AIM Funds in the areas of     universe for the one, three and five year    least April 30, 2010 in an amount
investment performance, product line         periods (the first quintile being the best   necessary to limit total annual operating
diversification, distribution, fund          performing funds and the fifth quintile      expenses to a specified percentage of
operations, shareholder services and         being the worst performing funds). The       average daily net assets for each class of
compliance. The Board concluded that the     Board noted that the Fund's performance      the Fund. The Board also considered the
quality and efficiency of the services       was below the performance of the Index for   effect this expense limitation would have
Invesco Aim and its affiliates provide to    the one, three and five year periods. The    on the Fund's estimated total expenses.
the AIM Funds in each of these areas         Board also noted that Invesco Aim made
support the Board's approval of the          manager and process changes in 2008 and         The Board also considered the services
continuance of the Fund's investment         early 2009, and Invesco Aim believes it is   provided by the Affiliated Sub-Advisers
advisory agreement.                          too early to assess the impact of such       pursuant to the sub-advisory contracts and
                                             changes on the Fund's performance.           the services provided by Invesco Aim
   B. Nature, Extent and Quality of          Although the independent written             pursuant to the Fund's advisory agreement,
      Services Provided by Affiliated        evaluation of the Fund's Senior Officer      as well as the allocation of fees between
      Sub-Advisers                           only considered Fund performance through     Invesco Aim and the Affiliated
                                             the most recent calendar year, the Board     Sub-Advisers pursuant to the sub-advisory
The Board reviewed the services              also reviewed more recent Fund performance   contracts. The Board noted that the
provided by the Affiliated Sub-Advisers      and this review did not change their         sub-advisory fees have no direct effect on
under the sub-advisory contracts and the     conclusions. The Board noted that, in        the Fund or its shareholders, as they are
credentials and experience of the officers   response to the Board's focus on fund        paid by Invesco Aim to the Affiliated
and employees of the Affiliated              performance, Invesco Aim has taken a         Sub-Advisers, and that Invesco Aim and the
Sub-Advisers who provide these services.     number of actions intended to improve the    Affiliated Sub-Advisers are affiliates.
The Board concluded that the nature,         investment process for the funds.
extent and quality of the services                                                           After taking account of the Fund's
provided by the Affiliated Sub-Advisers         D. Advisory and Sub-Advisory Fees and     contractual advisory fee rate, the
are appropriate. The Board noted that the          Fee Waivers                            contractual sub-advisory fee rate, the
Affiliated Sub-Advisers, which have                                                       comparative advisory fee information
offices and personnel that are               The Board compared the Fund's                discussed above, the expense limitations
geographically dispersed in financial        contractual advisory fee rate to the         and other relevant factors, the Board
centers around the world, can provide        contractual advisory fee rates of funds in   concluded that the Fund's advisory and
research and other information and make      the Fund's Lipper expense group that are     sub-advisory fees are fair and reasonable.
recommendations on the markets and           not managed by Invesco Aim or an
economies of various countries and           Affiliated Sub-Adviser, at a common asset       E. Economies of Scale and Breakpoints
securities of companies located in such      level. The Board noted that the Fund's
countries or on various types of             contractual advisory fee rate was at the     The Board considered the extent to
investments and investment techniques. The   median contractual advisory fee rate of      which there are economies of scale in the
Board noted that investment decisions for    funds in its expense group. The Board also   provision of advisory services to the
the Fund are made by Invesco Institutional   reviewed the methodology used by Lipper in   Fund. The Board also considered whether
(N.A.), Inc. (Invesco Institutional). The    determining contractual fee rates, which     the Fund benefits from such economies of
Board concluded that the sub-advisory        includes using audited financial data from   scale through contractual breakpoints in
contracts benefit the Fund and its           the most recent annual report of each fund   the Fund's advisory fee schedule. The
shareholders by permitting Invesco Aim to    in the expense group that was publicly       Board noted that the Fund's contractual
utilize the additional resources and         available as of the end of the past          advisory fee schedule includes one
talent of the Affiliated Sub-Advisers in     calendar year. The Board noted that some     breakpoint but that, due to the Fund's
managing the Fund.                           comparative data was at least one year old   asset level at the end of the past
                                             and that other data did                      calendar year, the Fund has yet to benefit
                                                                                          from the breakpoint. Based on this
                                                                                          information, the Board concluded that the
                                                                                          Fund's advisory fees would reflect
                                                                                          economies of

AIM V.I. DIVERSIFIED INCOME FUND                                                                                           continued

scale at higher asset levels. The Board      services to the Fund. The Board
also noted that the Fund shares directly     considered the performance of Invesco Aim
in economies of scale through lower fees     and its affiliates in providing these
charged by third party service providers     services and the organizational structure
based on the combined size of all of the     employed by Invesco Aim and its affiliates
AIM Funds and affiliates.                    to provide these services. The Board also
                                             considered that these services are
   F. Profitability and Financial            provided to the Fund pursuant to written
      Resources                              contracts that are reviewed and approved
                                             on an annual basis by the Board. The Board
The Board reviewed information from          concluded that Invesco Aim and its
Invesco Aim concerning the costs of the      affiliates are providing these services in
advisory and other services that Invesco     a satisfactory manner and in accordance
Aim and its affiliates provide to the Fund   with the terms of their contracts, and are
and the profitability of Invesco Aim and     qualified to continue to provide these
its affiliates in providing these            services to the Fund.
services. The Board also reviewed
information concerning the financial            The Board considered the benefits
condition of Invesco Aim and its             realized by Invesco Aim and the Affiliated
affiliates. The Board reviewed with          Sub-Advisers as a result of portfolio
Invesco Aim the methodology used to          brokerage transactions executed through
prepare the profitability information. The   "soft dollar" arrangements. The Board
Board considered the overall profitability   noted that soft dollar arrangements shift
of Invesco Ltd., the ultimate parent of      the payment obligation for research and
Invesco Aim and the Affiliated               execution services from Invesco Aim and
Sub-Advisers, and of Invesco Aim, as well    the Affiliated Sub-Advisers to the funds
as the profitability of Invesco Aim in       and therefore may reduce Invesco Aim's and
connection with managing the Fund. The       the Affiliated Sub-Advisers' expenses. The
Board noted that Invesco Aim continues to    Board concluded that Invesco Aim's and the
operate at a net profit, although the        Affiliated Sub-Advisers' soft dollar
reduction of assets under management as a    arrangements are appropriate. The Board
result of market movements and the           also concluded that, based on their review
increase in voluntary fee waivers for        and representations made by the Chief
affiliated money market funds have reduced   Compliance Officer of Invesco Aim, these
the profitability of Invesco Aim and its     arrangements are consistent with
affiliates. The Board concluded that the     regulatory requirements.
Fund's fees are fair and reasonable, and
that the level of profits realized by           The Board considered the fact that the
Invesco Aim and its affiliates from          Fund's uninvested cash and cash collateral
providing services to the Fund is not        from any securities lending arrangements
excessive in light of the nature, quality    may be invested in money market funds
and extent of the services provided. The     advised by Invesco Aim pursuant to
Board considered whether Invesco Aim is      procedures approved by the Board. The
financially sound and has the resources      Board noted that Invesco Aim will receive
necessary to perform its obligations under   advisory fees from these affiliated money
the Fund's investment advisory agreement,    market funds attributable to such
and concluded that Invesco Aim has the       investments, although Invesco Aim has
financial resources necessary to fulfill     contractually agreed to waive through at
these obligations. The Board also            least June 30, 2010, the advisory fees
considered whether each Affiliated           payable by the Fund in an amount equal to
Sub-Adviser is financially sound and has     100% of the net advisory fees Invesco Aim
the resources necessary to perform its       receives from the affiliated money market
obligations under the sub-advisory           funds with respect to the Fund's
contracts, and concluded that each           investment in the affiliated money market
Affiliated Sub-Adviser has the financial     funds of uninvested cash, but not cash
resources necessary to fulfill these         collateral. The Board concluded that the
obligations.                                 Fund's investment of uninvested cash and
                                             cash collateral from any securities
   G. Collateral Benefits to Invesco Aim     lending arrangements in the affiliated
      and its Affiliates                     money market funds is in the best
                                             interests of the Fund and its
The Board considered various other           shareholders.
benefits received by Invesco Aim and its
affiliates resulting from Invesco Aim's
relationship with the Fund, including the
fees received by Invesco Aim and its
affiliates for their provision of
administrative, transfer agency and
distribution

AIM V.I. DIVERSIFIED INCOME FUND

[INVESCO AIM LOGO]             AIM V.I. DYNAMICS FUND
 --SERVICE MARK--              Semiannual Report to Shareholders o June 30, 2009

                                                              [MOUNTAIN GRAPHIC]

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC
Web site, sec. gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products")
that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco Aim Web site,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site,
sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital
Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. will be merged into
Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN
MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

Invesco Aim Distributors, Inc.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================   ==========================================
PERFORMANCE SUMMARY                                                                       AVERAGE ANNUAL TOTAL RETURNS
                                                                                          As of 6/30/09
FUND VS. INDEXES
                                                                                          SERIES I SHARES
Cumulative total returns, 12/31/08 to 6/30/09, excluding variable product issuer          Inception (8/22/97)                  1.02%
charges. If variable product issuer charges were included, returns would be lower.        10 Year                             -2.71
                                                                                           5 Years                            -2.07
Series I Shares                                                                  11.01%    1 Year                            -34.61
Series II Shares                                                                 10.93
S&P 500 Index(Triangle) (Broad Market Index)                                      3.19    SERIES II SHARES
Russell Midcap Growth Index(Triangle) (Style-Specific Index)                     16.61    10 Years                            -2.95%
Lipper VUF Mid-Cap Growth Funds Index(Triangle) (Peer Group Index)               16.11     5 Years                            -2.30
                                                                                           1 Year                            -34.68
(Triangle) Lipper Inc.                                                                    ==========================================

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index       REFLECT SALES CHARGES, EXPENSES AND FEES
covering all major areas of the U.S. economy. It is not the 500 largest companies, but    ASSESSED IN CONNECTION WITH A VARIABLE
rather the most widely held 500 companies chosen with respect to market size, liquidity   PRODUCT. SALES CHARGES, EXPENSES AND FEES,
and their industry.                                                                       WHICH ARE DETERMINED BY THE VARIABLE
                                                                                          PRODUCT ISSUERS, WILL VARY AND WILL LOWER
   The RUSSELL MIDCAP--REGISTERED TRADEMARK-- GROWTH INDEX measures the performance of    THE TOTAL RETURN.
those Russell Midcap companies with higher price-to-book ratios and higher forecasted
growth values. The Russell Midcap Growth Index is a trademark/service mark of the Frank      THE MOST RECENT MONTH-END PERFORMANCE
Russell Company. Russell--REGISTERED TRADEMARK-- is a trademark of the Frank Russell      DATA AT THE FUND LEVEL, EXCLUDING VARIABLE
Company.                                                                                  PRODUCT CHARGES, IS AVAILABLE ON THE
                                                                                          INVESCO AIM AUTOMATED INFORMATION LINE,
   The LIPPER VUF MID-CAP GROWTH FUNDS INDEX is an equally weighted representation of     866 702 4402. AS MENTIONED ABOVE, FOR THE
the largest variable insurance underlying funds in the Lipper Mid-Cap Growth Funds        MOST RECENT MONTH-END PERFORMANCE
category. These funds have an above-average price-to-earnings ratio, price-to-book        INCLUDING VARIABLE PRODUCT CHARGES, PLEASE
ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400        CONTACT YOUR VARIABLE PRODUCT ISSUER OR
Index.                                                                                    FINANCIAL ADVISOR.

   The Fund is not managed to track the performance of any particular index, including    (1) Total annual operating expenses less
the indexes defined here, and consequently, the performance of the Fund may deviate           any contractual fee waivers and/or
significantly from the performance of the indexes.                                            expense reimbursements by the advisor
                                                                                              in effect through at least April 30,
   A direct investment cannot be made in an index. Unless otherwise indicated, index          2010. See current prospectus for more
results include reinvested dividends, and they do not reflect sales charges.                  information.
Performance of the peer group reflects fund expenses; performance of a market index does not.
=======================================================================================

SERIES II SHARES' INCEPTION DATE IS APRIL    YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL
30, 2004. RETURNS SINCE THAT DATE ARE        SHARES.
HISTORICAL. ALL OTHER RETURNS ARE THE
BLENDED RETURNS OF THE HISTORICAL               THE NET ANNUAL FUND OPERATING EXPENSE
PERFORMANCE OF SERIES II SHARES SINCE        RATIO SET FORTH IN THE MOST RECENT FUND
THEIR INCEPTION AND THE RESTATED             PROSPECTUS AS OF THE DATE OF THIS REPORT
HISTORICAL PERFORMANCE OF SERIES I SHARES    FOR SERIES I AND SERIES II SHARES WAS
(FOR PERIODS PRIOR TO INCEPTION OF SERIES    1.22% AND 1.45%, RESPECTIVELY.(1) THE TOTAL
II SHARES) ADJUSTED TO REFLECT THE RULE      ANNUAL FUND OPERATING EXPENSE RATIO SET
12B-1 FEES APPLICABLE TO SERIES II SHARES.   FORTH IN THE MOST RECENT FUND PROSPECTUS
THE INCEPTION DATE OF SERIES I SHARES IS     AS OF THE DATE OF THIS REPORT FOR SERIES I
AUGUST 22, 1997.                             AND SERIES II SHARES WAS 1.22% AND 1.47%,
                                             RESPECTIVELY. THE EXPENSE RATIOS PRESENTED
   THE PERFORMANCE OF THE FUND'S SERIES I    ABOVE MAY VARY FROM THE EXPENSE RATIOS
AND SERIES II SHARE CLASSES WILL DIFFER      PRESENTED IN OTHER SECTIONS OF THIS REPORT
PRIMARILY DUE TO DIFFERENT CLASS EXPENSES.   THAT ARE BASED ON EXPENSES INCURRED DURING
                                             THE PERIOD COVERED BY THIS REPORT.
   THE PERFORMANCE DATA QUOTED REPRESENT
PAST PERFORMANCE AND CANNOT GUARANTEE           AIM V.I. DYNAMICS FUND, A SERIES
COMPARABLE FUTURE RESULTS; CURRENT           PORTFOLIO OF AIM VARIABLE INSURANCE FUNDS,
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   IS CURRENTLY OFFERED THROUGH INSURANCE
CONTACT YOUR VARIABLE PRODUCT ISSUER OR      COMPANIES ISSUING VARIABLE PRODUCTS. YOU
FINANCIAL ADVISOR FOR THE MOST RECENT        CANNOT PURCHASE SHARES OF THE FUND
MONTH-END VARIABLE PRODUCT PERFORMANCE.      DIRECTLY. PERFORMANCE FIGURES GIVEN
PERFORMANCE FIGURES REFLECT FUND EXPENSES,   REPRESENT THE FUND AND ARE NOT INTENDED TO
REINVESTED DISTRIBUTIONS AND CHANGES IN      REFLECT ACTUAL VARIABLE PRODUCT VALUES.
NET ASSET VALUE. INVESTMENT RETURN AND       THEY DO NOT
PRINCIPAL VALUE WILL FLUCTUATE SO THAT

AIM V.I. DYNAMICS FUND

SCHEDULE OF INVESTMENTS(a)

June 30, 2009
(Unaudited)




                                                      SHARES       VALUE
---------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-97.11%

AEROSPACE & DEFENSE-0.50%

BE Aerospace, Inc.(b)                                 14,394    $   206,698
===========================================================================


AIR FREIGHT & LOGISTICS-0.89%

UTI Worldwide, Inc.(b)                                32,156        366,578
===========================================================================


APPAREL RETAIL-1.95%

Aeropostale, Inc.(b)                                  12,087        414,221
---------------------------------------------------------------------------
American Eagle Outfitters, Inc.                       27,122        384,319
===========================================================================
                                                                    798,540
===========================================================================


APPAREL, ACCESSORIES & LUXURY GOODS-2.67%

Carter's, Inc.(b)                                     18,393        452,652
---------------------------------------------------------------------------
Coach, Inc.                                            7,752        208,374
---------------------------------------------------------------------------
Hanesbrands, Inc.(b)                                  28,966        434,779
===========================================================================
                                                                  1,095,805
===========================================================================


APPLICATION SOFTWARE-3.63%

Adobe Systems Inc.(b)                                 14,120        399,596
---------------------------------------------------------------------------
ANSYS, Inc.(b)                                         6,680        208,149
---------------------------------------------------------------------------
Autodesk, Inc.(b)                                     15,489        293,981
---------------------------------------------------------------------------
Solera Holdings Inc.(b)                               23,018        584,657
===========================================================================
                                                                  1,486,383
===========================================================================


ASSET MANAGEMENT & CUSTODY BANKS-3.83%

Affiliated Managers Group, Inc.(b)                    10,762        626,241
---------------------------------------------------------------------------
Northern Trust Corp.                                   7,260        389,717
---------------------------------------------------------------------------
State Street Corp.                                    11,726        553,467
===========================================================================
                                                                  1,569,425
===========================================================================


AUTOMOTIVE RETAIL-1.01%

O'Reilly Automotive, Inc.(b)                          10,901        415,110
===========================================================================


BIOTECHNOLOGY-1.27%

Grifols S.A. (Spain)                                  11,796        208,266
---------------------------------------------------------------------------
United Therapeutics Corp.(b)                           3,756        312,987
===========================================================================
                                                                    521,253
===========================================================================


CASINOS & GAMING-1.04%

Scientific Games Corp.-Class A(b)                     26,993        425,680
===========================================================================


COAL & CONSUMABLE FUELS-0.43%

CONSOL Energy Inc.                                     5,189        176,219
===========================================================================


COMMUNICATIONS EQUIPMENT-0.28%

3Com Corp.(b)                                         24,050        113,276
===========================================================================


COMPUTER & ELECTRONICS RETAIL-0.93%

Best Buy Co., Inc.                                    11,344        379,911
===========================================================================


COMPUTER STORAGE & PERIPHERALS-2.38%

NetApp, Inc.(b)                                       26,300        518,636
---------------------------------------------------------------------------
Western Digital Corp.(b)                              17,271        457,682
===========================================================================
                                                                    976,318
===========================================================================


CONSTRUCTION & ENGINEERING-1.90%

Quanta Services, Inc.(b)                              16,624        384,513
---------------------------------------------------------------------------
Shaw Group Inc. (The)(b)                              14,304        392,073
===========================================================================
                                                                    776,586
===========================================================================


CONSUMER FINANCE-0.77%

Capital One Financial Corp.                           14,492        317,085
===========================================================================


DATA PROCESSING & OUTSOURCED SERVICES-1.47%

Alliance Data Systems Corp.(b)                         9,578        394,518
---------------------------------------------------------------------------
Hewitt Associates, Inc.-Class A(b)                     7,022        209,115
===========================================================================
                                                                    603,633
===========================================================================


DEPARTMENT STORES-1.30%

Kohl's Corp.(b)                                        3,962        169,375
---------------------------------------------------------------------------
Nordstrom, Inc.                                       18,192        361,839
===========================================================================
                                                                    531,214
===========================================================================


DISTRIBUTORS-1.03%

LKQ Corp.(b)                                          25,641        421,795
===========================================================================


DIVERSIFIED METALS & MINING-2.07%

Freeport-McMoRan Copper & Gold Inc.(b)                 8,856        443,774
---------------------------------------------------------------------------
Southern Copper Corp. (Peru)                          19,753        403,752
===========================================================================
                                                                    847,526
===========================================================================


DIVERSIFIED SUPPORT SERVICES-1.11%

Copart, Inc.(b)                                       13,136        455,425
===========================================================================


DRUG RETAIL-1.05%

Shoppers Drug Mart Corp. (Canada)                      9,993        429,508
===========================================================================


EDUCATION SERVICES-2.72%

Apollo Group, Inc.-Class A(b)                          3,340        237,541
---------------------------------------------------------------------------
Capella Education Co.(b)                               7,807        468,030
---------------------------------------------------------------------------
ITT Educational Services, Inc.(b)                      4,052        407,874
===========================================================================
                                                                  1,113,445
===========================================================================


ELECTRONIC COMPONENTS-0.86%

Amphenol Corp.-Class A                                11,098        351,141
===========================================================================


ENVIRONMENTAL & FACILITIES SERVICES-1.06%

Republic Services, Inc.                               17,832        435,279
===========================================================================


FERTILIZERS & AGRICULTURAL CHEMICALS-0.80%

Intrepid Potash, Inc.(b)                              11,677        327,890
===========================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. DYNAMICS FUND

                                                      SHARES       VALUE
---------------------------------------------------------------------------
GENERAL MERCHANDISE STORES-0.99%

Dollar Tree, Inc.(b)                                   9,604    $   404,328
===========================================================================


HEALTH CARE DISTRIBUTORS-0.54%

McKesson Corp.                                         5,010        220,440
===========================================================================


HEALTH CARE EQUIPMENT-1.56%

Covidien PLC (Ireland)                                11,492        430,260
---------------------------------------------------------------------------
ResMed Inc.(b)                                         5,142        209,434
===========================================================================
                                                                    639,694
===========================================================================


HEALTH CARE FACILITIES-2.19%

Psychiatric Solutions, Inc.(b)                        19,877        452,003
---------------------------------------------------------------------------
VCA Antech, Inc.(b)                                   16,739        446,931
===========================================================================
                                                                    898,934
===========================================================================


HEALTH CARE SERVICES-2.92%

Express Scripts, Inc.(b)                               8,499        584,306
---------------------------------------------------------------------------
Fresenius Medical Care AG & Co. KGaA (Germany)         9,450        421,590
---------------------------------------------------------------------------
Omnicare, Inc.                                         7,458        192,118
===========================================================================
                                                                  1,198,014
===========================================================================


HOME ENTERTAINMENT SOFTWARE-1.00%

Activision Blizzard, Inc.(b)                          32,443        409,755
===========================================================================


HOTELS, RESORTS & CRUISE LINES-0.54%

Starwood Hotels & Resorts Worldwide, Inc.              9,884        219,425
===========================================================================


HOUSEHOLD APPLIANCES-1.02%

Stanley Works (The)                                   12,343        417,687
===========================================================================


HOUSEWARES & SPECIALTIES-1.27%

Jarden Corp.(b)                                       27,672        518,850
===========================================================================


HUMAN RESOURCE & EMPLOYMENT SERVICES-1.06%

Robert Half International, Inc.                       18,471        436,285
===========================================================================


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-0.59%

KGEN Power Corp. (Acquired 01/12/07; Cost
  $613,032)(b)(c)                                     43,788        240,834
===========================================================================


INVESTMENT BANKING & BROKERAGE-4.68%

Charles Schwab Corp. (The)                            22,810        400,087
---------------------------------------------------------------------------
Lazard Ltd.-Class A                                   14,533        391,228
---------------------------------------------------------------------------
Morgan Stanley                                        19,264        549,217
---------------------------------------------------------------------------
TD Ameritrade Holding Corp.(b)                        32,837        575,961
===========================================================================
                                                                  1,916,493
===========================================================================


INVESTMENT COMPANIES-EXCHANGE TRADED FUNDS-1.14%

iShares Nasdaq Biotechnology Index Fund                6,437        468,356
===========================================================================


IT CONSULTING & OTHER SERVICES-2.31%

Amdocs Ltd.(b)                                        13,579        291,270
---------------------------------------------------------------------------
Cognizant Technology Solutions Corp.-Class A(b)       24,525        654,817
===========================================================================
                                                                    946,087
===========================================================================


LIFE SCIENCES TOOLS & SERVICES-1.87%

Pharmaceutical Product Development, Inc.              13,552        314,677
---------------------------------------------------------------------------
Thermo Fisher Scientific, Inc.(b)                     11,074        451,487
===========================================================================
                                                                    766,164
===========================================================================


MANAGED HEALTH CARE-0.99%

Aveta, Inc. (Acquired 12/21/05-05/22/06; Cost
  $1,165,095)(b)(c)                                   80,000        160,000
---------------------------------------------------------------------------
CIGNA Corp.                                           10,148        244,465
===========================================================================
                                                                    404,465
===========================================================================


MARINE-0.45%

Diana Shipping Inc. (Greece)(b)                       13,875        184,815
===========================================================================


METAL & GLASS CONTAINERS-1.95%

Crown Holdings, Inc.(b)                               16,739        404,080
---------------------------------------------------------------------------
Pactiv Corp.(b)                                       18,112        393,030
===========================================================================
                                                                    797,110
===========================================================================


OIL & GAS DRILLING-2.12%

Noble Corp.                                           16,618        502,694
---------------------------------------------------------------------------
Patterson-UTI Energy, Inc.                            28,402        365,250
===========================================================================
                                                                    867,944
===========================================================================


OIL & GAS EQUIPMENT & SERVICES-2.46%

Key Energy Services, Inc.(b)                          70,537        406,293
---------------------------------------------------------------------------
Weatherford International Ltd.(b)                     30,827        602,976
===========================================================================
                                                                  1,009,269
===========================================================================


OIL & GAS EXPLORATION & PRODUCTION-4.09%

Continental Resources, Inc.(b)                        20,499        568,847
---------------------------------------------------------------------------
Denbury Resources Inc.(b)                              9,204        135,575
---------------------------------------------------------------------------
Petrohawk Energy Corp.(b)                             21,056        469,549
---------------------------------------------------------------------------
Southwestern Energy Co.(b)                            12,877        500,271
===========================================================================
                                                                  1,674,242
===========================================================================


PERSONAL PRODUCTS-1.64%

Chattem, Inc.(b)                                       3,537        240,870
---------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A                  13,144        429,414
===========================================================================
                                                                    670,284
===========================================================================


PHARMACEUTICALS-0.52%

Shire PLC (United Kingdom)                            15,524        214,071
===========================================================================


REAL ESTATE SERVICES-0.48%

Jones Lang LaSalle Inc.                                6,043        197,787
===========================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. DYNAMICS FUND

                                                      SHARES       VALUE
---------------------------------------------------------------------------
RESEARCH & CONSULTING SERVICES-2.05%

Equifax Inc.                                           7,704    $   201,074
---------------------------------------------------------------------------
IHS Inc.-Class A(b)                                   12,840        640,331
===========================================================================
                                                                    841,405
===========================================================================


SECURITY & ALARM SERVICES-1.62%

Corrections Corp. of America(b)                       39,074        663,867
===========================================================================


SEMICONDUCTOR EQUIPMENT-3.23%

ASML Holding N.V. (Netherlands)                       19,766        428,578
---------------------------------------------------------------------------
KLA-Tencor Corp.                                      15,249        385,037
---------------------------------------------------------------------------
Lam Research Corp.(b)                                 19,539        508,014
===========================================================================
                                                                  1,321,629
===========================================================================


SEMICONDUCTORS-3.52%

Altera Corp.                                          16,167        263,199
---------------------------------------------------------------------------
Broadcom Corp.-Class A(b)                             15,609        386,947
---------------------------------------------------------------------------
Marvell Technology Group Ltd.(b)                      27,919        324,977
---------------------------------------------------------------------------
ON Semiconductor Corp.(b)                             68,122        467,317
===========================================================================
                                                                  1,442,440
===========================================================================


SPECIALTY STORES-0.80%

Ulta Salon, Cosmetics & Fragrance, Inc.(b)            29,407        327,006
===========================================================================


STEEL-0.96%

Steel Dynamics, Inc.                                  26,701        393,306
===========================================================================


SYSTEMS SOFTWARE-2.41%

Check Point Software Technologies Ltd. (Israel)(b)    23,539        552,460
---------------------------------------------------------------------------
McAfee Inc.(b)                                        10,294        434,304
===========================================================================
                                                                    986,764
===========================================================================


TIRES & RUBBER-0.94%

Goodyear Tire & Rubber Co. (The)(b)                   34,282        386,015
===========================================================================


TRADING COMPANIES & DISTRIBUTORS-0.94%

Fastenal Co.                                          11,640        386,099
===========================================================================


TRUCKING-4.30%

Con-way Inc.                                          12,778        451,191
---------------------------------------------------------------------------
J.B. Hunt Transport Services, Inc.                    15,526        474,009
---------------------------------------------------------------------------
Knight Transportation, Inc.                           23,741        392,914
---------------------------------------------------------------------------
Landstar System, Inc.                                 12,301        441,729
===========================================================================
                                                                  1,759,843
===========================================================================


WIRELESS TELECOMMUNICATION SERVICES-1.01%

Crown Castle International Corp.(b)                   17,228        413,817
===========================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $43,338,798)                                        39,785,247
===========================================================================



MONEY MARKET FUNDS-2.19%

Liquid Assets Portfolio-Institutional Class(d)       449,393        449,393
---------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)             449,393        449,393
===========================================================================
     Total Money Market Funds (Cost $898,786)                       898,786
===========================================================================
TOTAL INVESTMENTS-99.30% (Cost $44,237,584)                      40,684,033
===========================================================================
OTHER ASSETS LESS LIABILITIES-0.70%                                 285,811
===========================================================================
NET ASSETS-100.00%                                              $40,969,844
___________________________________________________________________________
===========================================================================



Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2009 was $400,834, which represented 0.98% of the Fund's Net Assets.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. DYNAMICS FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2009



-------------------------------------------------------------------------
Information Technology                                               21.1%
-------------------------------------------------------------------------
Consumer Discretionary                                               18.2
-------------------------------------------------------------------------
Industrials                                                          15.9
-------------------------------------------------------------------------
Health Care                                                          13.0
-------------------------------------------------------------------------
Financials                                                            9.7
-------------------------------------------------------------------------
Energy                                                                9.1
-------------------------------------------------------------------------
Materials                                                             5.8
-------------------------------------------------------------------------
Consumer Staples                                                      2.7
-------------------------------------------------------------------------
Telecommunication Services                                            1.0
-------------------------------------------------------------------------
Utilities                                                             0.6
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 2.9
_________________________________________________________________________
=========================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. DYNAMICS FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $43,338,798)                            $ 39,785,247
--------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost          898,786
================================================================================
     Total investments, at value (Cost $44,237,584)                   40,684,033
================================================================================
Foreign currencies, at value (Cost $51,826)                               50,585
--------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                       290,506
--------------------------------------------------------------------------------
  Fund shares sold                                                        29,013
--------------------------------------------------------------------------------
  Dividends                                                               11,410
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans          8,293
================================================================================
     Total assets                                                     41,073,840
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                                                  20,457
--------------------------------------------------------------------------------
  Accrued fees to affiliates                                              30,594
--------------------------------------------------------------------------------
  Accrued other operating expenses                                        35,073
--------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                        17,872
================================================================================
     Total liabilities                                                   103,996
================================================================================
Net assets applicable to shares outstanding                         $ 40,969,844
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $128,557,332
--------------------------------------------------------------------------------
Undistributed net investment income (loss)                              (164,508)
--------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (83,868,216)
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                                (3,554,764)
================================================================================
                                                                    $ 40,969,844
________________________________________________________________________________
================================================================================



NET ASSETS:

Series I                                                            $ 40,963,907
________________________________________________________________________________
================================================================================
Series II                                                           $      5,937
________________________________________________________________________________
================================================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Series I                                                               3,693,484
________________________________________________________________________________
================================================================================
Series II                                                                  541.7
________________________________________________________________________________
================================================================================
Series I:
  Net asset value per share                                         $      11.09
________________________________________________________________________________
================================================================================
Series II:
  Net asset value per share                                         $      10.96
________________________________________________________________________________
================================================================================




STATEMENT OF OPERATIONS

For the six months ended June 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding
  taxes of $3,060)                         $   124,569
------------------------------------------------------
Dividends from affiliated money market
  funds                                          4,383
======================================================
     Total investment income                   128,952
======================================================


EXPENSES:

Advisory fees                                  150,838
------------------------------------------------------
Administrative services fees                    75,298
------------------------------------------------------
Custodian fees                                   5,843
------------------------------------------------------
Distribution fees -- Series II                       6
------------------------------------------------------
Transfer agent fees                              8,495
------------------------------------------------------
Trustees' and officers' fees and
  benefits                                      10,859
------------------------------------------------------
Professional services fees                      17,945
------------------------------------------------------
Other                                            6,090
======================================================
     Total expenses                            275,374
======================================================
Less: Fees waived                              (13,071)
======================================================
     Net expenses                              262,303
======================================================
Net investment income (loss)                  (133,351)
======================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net
     gains from securities sold to
     affiliates of $29,200)                 (7,549,608)
------------------------------------------------------
  Foreign currencies                           (10,880)
======================================================
                                            (7,560,488)
======================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                     11,858,683
------------------------------------------------------
  Foreign currencies                            (1,227)
======================================================
                                            11,857,456
======================================================
Net realized and unrealized gain             4,296,968
======================================================
Net increase in net assets resulting
  from operations                          $ 4,163,617
______________________________________________________
======================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. DYNAMICS FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2009 and the year ended December 31, 2008 (Unaudited)



                                                                             JUNE 30,     DECEMBER 31,
                                                                               2009           2008
------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income (loss)                                             $  (133,351)   $   (495,009)
------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                  (7,560,488)    (20,959,904)
------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                      11,857,456     (25,826,186)
======================================================================================================
     Net increase (decrease) in net assets resulting from operations         4,163,617     (47,281,099)
======================================================================================================
Share transactions-net:
  Series I                                                                  (4,862,974)    (33,243,831)
------------------------------------------------------------------------------------------------------
  Series II                                                                        362              --
======================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                         (4,862,612)    (33,243,831)
======================================================================================================
     Net increase (decrease) in net assets                                    (698,995)    (80,524,930)
======================================================================================================


NET ASSETS:

  Beginning of period                                                       41,668,839     122,193,769
======================================================================================================
  End of period (includes undistributed net investment income (loss) of
     $(164,508) and $(31,157), respectively)                               $40,969,844    $ 41,668,839
______________________________________________________________________________________________________
======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. DYNAMICS FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Dynamics Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-one separate portfolios, (each constituting a "Fund"). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

  The Fund's investment objective is long-term capital growth.

  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products").

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.


AIM V.I. DYNAMICS FUND

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, management monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are available for issuance. Such events and transactions are monitored through the date of the report of independent registered public accounting firm for audited periods and 45 days from the period end date for all other periods.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed,

AIM V.I. DYNAMICS FUND
      realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The maximum risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.745%
-------------------------------------------------------------------
Next $250 million                                            0.73%
-------------------------------------------------------------------
Next $500 million                                            0.715%
-------------------------------------------------------------------
Next $1.5 billion                                            0.70%
-------------------------------------------------------------------
Next $2.5 billion                                            0.685%
-------------------------------------------------------------------
Next $2.5 billion                                            0.67%
-------------------------------------------------------------------
Next $2.5 billion                                            0.655%
-------------------------------------------------------------------
Over $10 billion                                             0.64%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through at least April 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

  Further, the Advisor has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds. The Advisor did not waive fees during the period under this agreement.

  For the six months ended June 30, 2009, the Advisor waived advisory fees of $684 and class level expenses of $12,383 and $4 for Series I and Series II shares, respectively.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2009, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco Aim for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2009, Invesco Aim was paid $24,795 for accounting and fund administrative services and reimbursed $50,503 for services provided by insurance companies.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2009, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.


AIM V.I. DYNAMICS FUND

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                 LEVEL 1         LEVEL 2       LEVEL 3        TOTAL
----------------------------------------------------------------------------------------------------------------------
Equity Securities                                              $39,218,961     $1,305,072     $160,000     $40,684,033
______________________________________________________________________________________________________________________
======================================================================================================================



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2009, the Fund engaged in securities purchases of $284,437 and securities sales of $217,020, which resulted in net realized gains of $29,200.

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2009, the Fund paid legal fees of $1,474 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.


AIM V.I. DYNAMICS FUND

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of December 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
December 31, 2010                                                                  $55,297,523
-----------------------------------------------------------------------------------------------
December 31, 2016                                                                   15,568,832
===============================================================================================
Total capital loss carryforward                                                    $70,866,355
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2009 was $23,980,994 and $29,630,353, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                           $ 2,833,058
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                          (6,592,616)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                  $(3,759,558)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $44,443,591.


NOTE 9--SHARE INFORMATION


                                                                               SUMMARY OF SHARE ACTIVITY
-----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                   JUNE 30, 2009(a)              DECEMBER 31, 2008
                                                               ------------------------     ---------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                      425,534     $ 4,345,910        972,706     $ 15,255,323
-----------------------------------------------------------------------------------------------------------------------
  Series II                                                          33             362             --               --
=======================================================================================================================
Reacquired:
  Series I                                                     (902,143)     (9,208,884)    (3,154,261)     (48,499,154)
=======================================================================================================================
Net increase (decrease) in share activity                      (476,576)    $(4,862,612)    (2,181,555)    $(33,243,831)
_______________________________________________________________________________________________________________________
=======================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 68% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and or Invesco Aim affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


AIM V.I. DYNAMICS FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                                                       RATIO OF
                                                    NET GAINS                                                          EXPENSES
                                                   (LOSSES) ON                                                        TO AVERAGE
                           NET ASSET      NET      SECURITIES                                                         NET ASSETS
                             VALUE,   INVESTMENT      (BOTH     TOTAL FROM   NET ASSET               NET ASSETS,   WITH FEE WAIVERS
                           BEGINNING    INCOME    REALIZED AND  INVESTMENT  VALUE, END    TOTAL     END OF PERIOD   AND/OR EXPENSES
                           OF PERIOD    (LOSS)     UNREALIZED)  OPERATIONS   OF PERIOD  RETURN(a)  (000S OMITTED)      ABSORBED
-----------------------------------------------------------------------------------------------------------------------------------
SERIES I
Six months ended 06/30/09    $ 9.99     $(0.03)(c)   $ 1.13       $ 1.10      $11.09       11.01%     $ 40,964           1.30%(d)
Year ended 12/31/08           19.24      (0.10)(c)    (9.15)       (9.25)       9.99      (48.08)       41,664           1.22
Year ended 12/31/07           17.15      (0.11)(c)     2.20         2.09       19.24       12.19       122,184           1.11
Year ended 12/31/06           14.77      (0.09)        2.47         2.38       17.15       16.11       120,792           1.12
Year ended 12/31/05           13.34      (0.04)        1.47         1.43       14.77       10.72       111,655           1.16
Year ended 12/31/04           11.77      (0.09)        1.66         1.57       13.34       13.34       123,609           1.14
-----------------------------------------------------------------------------------------------------------------------------------
SERIES II
Six months ended 06/30/09      9.88      (0.04)(c)     1.12         1.08       10.96       10.93             6           1.45(d)
Year ended 12/31/08           19.06      (0.12)(c)    (9.06)       (9.18)       9.88      (48.16)            5           1.45
Year ended 12/31/07           17.04      (0.15)(c)     2.17         2.02       19.06       11.85            10           1.36
Year ended 12/31/06           14.71      (0.12)        2.45         2.33       17.04       15.84            14           1.37
Year ended 12/31/05           13.32      (0.07)        1.46         1.39       14.71       10.44            12           1.41
Year ended 12/31/04(e)        11.94      (0.07)        1.45         1.38       13.32       11.56            11           1.40(f)
___________________________________________________________________________________________________________________________________
===================================================================================================================================

                               RATIO OF
                               EXPENSES
                            TO AVERAGE NET   RATIO OF NET
                            ASSETS WITHOUT    INVESTMENT
                             FEE WAIVERS    INCOME (LOSS)
                           AND/OR EXPENSES    TO AVERAGE    PORTFOLIO
                               ABSORBED       NET ASSETS   TURNOVER(b)
----------------------------------------------------------------------
SERIES I
Six months ended 06/30/09        1.36%(d)       (0.66)%(d)      60%
Year ended 12/31/08              1.22           (0.62)         106
Year ended 12/31/07              1.11           (0.58)         115
Year ended 12/31/06              1.13           (0.51)         142
Year ended 12/31/05              1.17           (0.29)         110
Year ended 12/31/04              1.14           (0.62)          64
----------------------------------------------------------------------
SERIES II
Six months ended 06/30/09        1.61(d)        (0.81)(d)       60
Year ended 12/31/08              1.47           (0.85)         106
Year ended 12/31/07              1.36           (0.83)         115
Year ended 12/31/06              1.38           (0.76)         142
Year ended 12/31/05              1.42           (0.54)         110
Year ended 12/31/04(e)           1.40(f)        (0.88)(f)       64
______________________________________________________________________
======================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)   Calculated using average shares outstanding.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $40,824 and $5 for Series I and Series II shares, respectively.
(e)   Commencement date of April 30, 2004
(f)   Annualized.


AIM V.I. DYNAMICS FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009, through June 30, 2009.

  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
    Series I        $1,000.00      $1,110.10       $6.80       $1,018.35       $6.51        1.30%
---------------------------------------------------------------------------------------------------
    Series II        1,000.00       1,109.30        7.58        1,017.60        7.25        1.45
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009 through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM V.I. DYNAMICS FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the Board) of AIM        In addition to their meetings             was controlling. Each Trustee may have
Variable Insurance Funds is required under   throughout the year, the Sub-Committees      evaluated the information provided
the Investment Company Act of 1940 to        meet at designated contract renewal          differently from another Trustee and
approve annually the renewal of the AIM      meetings each year to conduct an in-depth    attributed different weight to the various
V.I. Dynamics Fund (the Fund) investment     review of the performance, fees, expenses    factors. The Trustees recognized that the
advisory agreement with Invesco Aim          and other matters related to their           advisory arrangements and resulting
Advisors, Inc. (Invesco Aim) and the         assigned funds. During the contract          advisory fees for the Fund and the other
Master Intergroup Sub-Advisory Contract      renewal process, the Trustees receive        AIM Funds are the result of years of
for Mutual Funds (the sub-advisory           comparative performance and fee data         review and negotiation between the
contracts) with Invesco Asset Management     regarding the AIM Funds prepared by an       Trustees and Invesco Aim, that the
Deutschland GmbH, Invesco Asset Management   independent company, Lipper, Inc.            Trustees may focus to a greater extent on
Limited, Invesco Asset Management (Japan)    (Lipper), under the direction and            certain aspects of these arrangements in
Limited, Invesco Australia Limited,          supervision of the Senior Officer who also   some years than in others, and that the
Invesco Global Asset Management (N.A.),      prepares a separate analysis of this         Trustees' deliberations and conclusions in
Inc., Invesco Hong Kong Limited, Invesco     information for the Trustees. Each Sub-      a particular year may be based in part on
Institutional (N.A.), Inc., Invesco Senior   Committee then makes recommendations to      their deliberations and conclusions
Secured Management, Inc. and Invesco         the Investments Committee regarding the      regarding these same arrangements
Trimark Ltd. (collectively, the Affiliated   fees and expenses of their assigned funds.   throughout the year and in prior years.
Sub-Advisers). During contract renewal       The Investments Committee considers each
meetings held on June 16-17, 2009, the       Sub-Committee's recommendations and makes       The discussion below serves as a
Board as a whole, and the disinterested or   its own recommendations regarding the fees   summary of the Senior Officer's
"independent" Trustees voting separately,    and expenses of the AIM Funds to the full    independent written evaluation with
approved the continuance of the Fund's       Board. The Investments Committee also        respect to the Fund's investment advisory
investment advisory agreement and the        considers each Sub-Committee's               agreement as well as a discussion of the
sub-advisory contracts for another year,     recommendations in making its annual         material factors and related conclusions
effective July 1, 2009. In doing so, the     recommendation to the Board whether to       that formed the basis for the Board's
Board determined that the Fund's             approve the continuance of each AIM Fund's   approval of the Fund's investment advisory
investment advisory agreement and the        investment advisory agreement and            agreement and sub-advisory contracts.
sub-advisory contracts are in the best       sub-advisory contracts for another year.     Unless otherwise stated, information set
interests of the Fund and its shareholders                                                forth below is as of June 17, 2009, and
and that the compensation to Invesco Aim        The independent Trustees met separately   does not reflect any changes that may have
and the Affiliated Sub-Advisers under the    during their evaluation of the Fund's        occurred since that date, including but
Fund's investment advisory agreement and     investment advisory agreement and            not limited to changes to the Fund's
sub-advisory contracts is fair and           sub-advisory contracts with independent      performance, advisory fees, expense
reasonable.                                  legal counsel. The independent Trustees      limitations and/or fee waivers.
                                             were also assisted in their annual
THE BOARD'S FUND EVALUATION PROCESS          evaluation of the Fund's investment          FACTORS AND CONCLUSIONS AND SUMMARY OF
                                             advisory agreement by the Senior Officer.    INDEPENDENT WRITTEN FEE EVALUATION
The Board's Investments Committee has        One responsibility of the Senior Officer
established three Sub-Committees that are    is to manage the process by which the AIM       A. Nature, Extent and Quality of
responsible for overseeing the management    Funds' proposed management fees are                Services Provided by Invesco Aim
of a number of the series portfolios of      negotiated during the annual contract
the AIM Funds. This Sub-Committee            renewal process to ensure that they are      The Board reviewed the advisory services
structure permits the Trustees to focus on   negotiated in a manner that is at arms'      provided to the Fund by Invesco Aim under
the performance of the AIM Funds that have   length and reasonable. Accordingly, the      the Fund's investment advisory agreement,
been assigned to them. The Sub-Committees    Senior Officer must either supervise a       the performance of Invesco Aim in
meet throughout the year to review the       competitive bidding process or prepare an    providing these services, and the
performance of their assigned funds, and     independent written evaluation. The Senior   credentials and experience of the officers
the Sub-Committees review monthly and        Officer recommended that an independent      and employees of Invesco Aim who provide
quarterly comparative performance            written evaluation be provided and, at the   these services. The Board's review of the
information and periodic asset flow data     direction of the Board, prepared an          qualifications of Invesco Aim to provide
for their assigned funds. These materials    independent written evaluation.              these services included the Board's
are prepared under the direction and                                                      consideration of Invesco Aim's portfolio
supervision of the independent Senior           During the annual contract renewal        and product review process, various back
Officer, an officer of the AIM Funds who     process, the Board considered the factors    office support functions provided by
reports directly to the independent          discussed below in evaluating the fairness   Invesco Aim and its affiliates, and
Trustees. Over the course of each year,      and reasonableness of the Fund's             Invesco Aim's equity and fixed income
the Sub-Committees meet with portfolio       investment advisory agreement and            trading operations. The Board concluded
managers for their assigned funds and        sub-advisory contracts. The Board            that the nature, extent and quality of the
other members of management and review       considered all of the information provided   advisory services provided to the Fund by
with these individuals the performance,      to them, including information provided at   Invesco Aim are appropriate and that
investment objective(s), policies,           their meetings throughout the year as part   Invesco Aim currently is providing
strategies and limitations of these funds.   of their ongoing oversight of the Fund,      satisfactory advisory services in
                                             and did not identify any particular factor   accordance with the terms of the Fund's
                                             that                                         investment advisory agreement. In
                                                                                          addition, based on their

AIM V.I. DYNAMICS FUND                                                                                                     continued

ongoing meetings throughout the year with    advisory agreement. The Board did not view   fourth quarter of 2008.
the Fund's portfolio manager or managers,    fund performance as a relevant factor in
the Board concluded that these individuals   considering whether to approve the              The Board also compared the Fund's
are competent and able to continue to        sub-advisory contracts for the Fund, as no   effective fee rate (the advisory fee after
carry out their responsibilities under the   Affiliated Sub-Adviser currently manages     any advisory fee waivers and before any
Fund's investment advisory agreement.        assets of the Fund.                          expense limitations/waivers) to the
                                                                                          advisory fee rates of other domestic
   In determining whether to continue the       The Board compared the Fund's             clients of Invesco Aim and its affiliates
Fund's investment advisory agreement, the    performance during the past one, three and   with investment strategies comparable to
Board considered the prior relationship      five calendar years to the performance of    those of the Fund, including one mutual
between Invesco Aim and the Fund, as well    all funds in the Lipper performance          fund advised by Invesco Aim and one mutual
as the Board's knowledge of Invesco Aim's    universe that are not managed by Invesco     fund subadvised by an Invesco Aim
operations, and concluded that it is         Aim or an Affiliated Sub-Adviser and         affiliate. The Board noted that the Fund's
beneficial to maintain the current           against the Lipper VA Underlying Funds -     rate was: (i) above the effective fee rate
relationship, in part, because of such       Mid-Cap Growth Index. The Board noted that   for the mutual fund advised by Invesco
knowledge. The Board also considered the     the Fund's performance was in the fourth     Aim; and (ii) above the sub-adviser
steps that Invesco Aim and its affiliates    quintile of its performance universe for     effective fee rate for the domestic mutual
continue to take to improve the quality      the one and three year periods and the       fund sub-advised by an Invesco Aim
and efficiency of the services they          third quintile for the five year period      affiliate.
provide to the AIM Funds in the areas of     (the first quintile being the best
investment performance, product line         performing funds and the fifth quintile         The Board noted that Invesco Aim has
diversification, distribution, fund          being the worst performing funds). The       contractually agreed to waive fees and/or
operations, shareholder services and         Board noted that the Fund's performance      limit expenses of the Fund through at
compliance. The Board concluded that the     was below the performance of the Index for   least April 30, 2010 in an amount
quality and efficiency of the services       the one, three and five year periods. The    necessary to limit total annual operating
Invesco Aim and its affiliates provide to    Board noted that Invesco Aim indicated       expenses to a specified percentage of
the AIM Funds in each of these areas         that much of the underperformance was        average daily net assets for each class of
support the Board's approval of the          concentrated in the second half of 2007 as   the Fund. The Board also considered the
continuance of the Fund's investment         a result of financial sector stock           effect this expense limitation would have
advisory agreement.                          selection. Although the independent          on the Fund's estimated total expenses.
                                             written evaluation of the Fund's Senior
   B. Nature, Extent and Quality of          Officer only considered Fund performance        The Board also considered the services
      Services Provided by Affiliated        through the most recent calendar year, the   provided by the Affiliated Sub-Advisers
      Sub-Advisers                           Board also reviewed more recent Fund         pursuant to the sub-advisory contracts and
                                             performance and this review did not change   the services provided by Invesco Aim
The Board reviewed the services provided     their conclusions. The Board noted that,     pursuant to the Fund's advisory agreement,
by the Affiliated Sub-Advisers under the     in response to the Board's focus on fund     as well as the allocation of fees between
sub-advisory contracts and the credentials   performance, Invesco Aim has taken a         Invesco Aim and the Affiliated
and experience of the officers and           number of actions intended to improve the    Sub-Advisers pursuant to the sub-advisory
employees of the Affiliated Sub-Advisers     investment process for the funds.            contracts. The Board noted that the
who provide these services. The Board                                                     sub-advisory fees have no direct effect on
concluded that the nature, extent and           D. Advisory and Sub-Advisory Fees and     the Fund or its shareholders, as they are
quality of the services provided by the            Fee Waivers                            paid by Invesco Aim to the Affiliated
Affiliated Sub-Advisers are appropriate.                                                  Sub-Advisers, and that Invesco Aim and the
The Board noted that the Affiliated          The Board compared the Fund's contractual    Affiliated Sub-Advisers are affiliates.
Sub-Advisers, which have offices and         advisory fee rate to the contractual
personnel that are geographically            advisory fee rates of funds in the Fund's       After taking account of the Fund's
dispersed in financial centers around the    Lipper expense group that are not managed    contractual advisory fee rate, the
world, can provide research and other        by Invesco Aim or an Affiliated              contractual sub-advisory fee rate, the
information and make recommendations on      Sub-Adviser, at a common asset level. The    comparative advisory fee information and
the markets and economies of various         Board noted that the Fund's contractual      the expense limitation discussed above and
countries and securities of companies        advisory fee rate was below the median       other relevant factors, the Board
located in such countries or on various      contractual advisory fee rate of funds in    concluded that the Fund's advisory and
types of investments and investment          its expense group. The Board also reviewed   sub-advisory fees are fair and reasonable.
techniques. The Board concluded that the     the methodology used by Lipper in
sub-advisory contracts benefit the Fund      determining contractual fee rates, which        E. Economies of Scale and Breakpoints
and its shareholders by permitting Invesco   includes using audited financial data from
Aim to utilize the additional resources      the most recent annual report of each fund   The Board considered the extent to which
and talent of the Affiliated Sub-Advisers    in the expense group that was publicly       there are economies of scale in the
in managing the Fund.                        available as of the end of the past          provision of advisory services to the
                                             calendar year. The Board noted that some     Fund. The Board also considered whether
   C. Fund Performance                       comparative data was at least one year old   the Fund benefits from such economies of
                                             and did not reflect the market downturn      scale through contractual breakpoints in
The Board considered fund performance as a   that occurred in the                         the Fund's advisory fee schedule. The
relevant factor in considering whether to                                                 Board noted that the Fund's contractual
approve the investment                                                                    advisory fee schedule includes seven
                                                                                          breakpoints, but that due to the Fund's
                                                                                          asset level at the end of the past
                                                                                          calendar

AIM V.I. DYNAMICS FUND                                                                                                     continued

year, the Fund is not currently benefiting   relationship with the Fund, including the
from the breakpoints. The Board concluded    fees received by Invesco Aim and its
that the Fund's advisory fees would          affiliates for their provision of
reflect economies of scale at higher asset   administrative, transfer agency and
levels. The Board also noted that the Fund   distribution services to the Fund. The
shares directly in economies of scale        Board considered the performance of
through lower fees charged by third party    Invesco Aim and its affiliates in
service providers based on the combined      providing these services and the
size of all of the AIM Funds and             organizational structure employed by
affiliates.                                  Invesco Aim and its affiliates to provide
                                             these services. The Board also considered
   F. Profitability and Financial            that these services are provided to the
      Resources                              Fund pursuant to written contracts that
                                             are reviewed and approved on an annual
The Board reviewed information from          basis by the Board. The Board concluded
Invesco Aim concerning the costs of the      that Invesco Aim and its affiliates are
advisory and other services that Invesco     providing these services in a satisfactory
Aim and its affiliates provide to the Fund   manner and in accordance with the terms of
and the profitability of Invesco Aim and     their contracts, and are qualified to
its affiliates in providing these            continue to provide these services to the
services. The Board also reviewed            Fund.
information concerning the financial
condition of Invesco Aim and its                The Board considered the benefits
affiliates. The Board reviewed with          realized by Invesco Aim and the Affiliated
Invesco Aim the methodology used to          Sub-Advisers as a result of portfolio
prepare the profitability information. The   brokerage transactions executed through
Board considered the overall profitability   "soft dollar" arrangements. The Board
of Invesco Ltd., the ultimate parent of      noted that soft dollar arrangements shift
Invesco Aim and the Affiliated               the payment obligation for research and
Sub-Advisers, and of Invesco Aim, as well    execution services from Invesco Aim and
as the profitability of Invesco Aim in       the Affiliated Sub-Advisers to the funds
connection with managing the Fund. The       and therefore may reduce Invesco Aim's and
Board noted that Invesco Aim continues to    the Affiliated Sub-Advisers' expenses. The
operate at a net profit, although the        Board concluded that Invesco Aim's and the
reduction of assets under management as a    Affiliated Sub-Advisers' soft dollar
result of market movements and the           arrangements are appropriate. The Board
increase in voluntary fee waivers for        also concluded that, based on their review
affiliated money market funds have reduced   and representations made by the Chief
the profitability of Invesco Aim and its     Compliance Officer of Invesco Aim, these
affiliates. The Board concluded that the     arrangements are consistent with
Fund's fees are fair and reasonable, and     regulatory requirements.
that the level of profits realized by
Invesco Aim and its affiliates from             The Board considered the fact that the
providing services to the Fund is not        Fund's uninvested cash and cash collateral
excessive in light of the nature, quality    from any securities lending arrangements
and extent of the services provided. The     may be invested in money market funds
Board considered whether Invesco Aim is      advised by Invesco Aim pursuant to
financially sound and has the resources      procedures approved by the Board. The
necessary to perform its obligations under   Board noted that Invesco Aim will receive
the Fund's investment advisory agreement,    advisory fees from these affiliated money
and concluded that Invesco Aim has the       market funds attributable to such
financial resources necessary to fulfill     investments, although Invesco Aim has
these obligations. The Board also            contractually agreed to waive through at
considered whether each Affiliated           least June 30, 2010, the advisory fees
Sub-Adviser is financially sound and has     payable by the Fund in an amount equal to
the resources necessary to perform its       100% of the net advisory fee Invesco Aim
obligations under the sub-advisory           receives from the affiliated money market
contracts, and concluded that each           funds with respect to the Fund's
Affiliated Sub-Adviser has the financial     investment in the affiliated money market
resources necessary to fulfill these         funds of uninvested cash, but not cash
obligations.                                 collateral. The Board concluded that the
                                             Fund's investment of uninvested cash and
   G. Collateral Benefits to Invesco Aim     cash collateral from any securities
      and its Affiliates                     lending arrangements in the affiliated
                                             money market funds is in the best
The Board considered various other           interests of the Fund and its
benefits received by Invesco Aim and its     shareholders.
affiliates resulting from Invesco Aim's

AIM V.I. DYNAMICS FUND

[INVESCO AIM LOGO]             AIM V.I. FINANCIAL SERVICES FUND
 --SERVICE MARK--              Semiannual Report to Shareholders o June 30, 2009

                                                              [MOUNTAIN GRAPHIC]

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC
Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products")
that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco Aim Web site,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site,
sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital
Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. will be merged into
Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN
MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

Invesco Aim Distributors, Inc.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================   ==========================================
PERFORMANCE SUMMARY                                                                       AVERAGE ANNUAL TOTAL RETURNS
                                                                                          As of 6/30/09
FUND VS. INDEXES
                                                                                          SERIES I SHARES
Cumulative total returns, 12/31/08 to 6/30/09, excluding variable product issuer          Inception (9/20/99)                 -5.22%
charges. If variable product issuer charges were included, returns would be lower.         5 Years                           -15.79
                                                                                           1 Year                            -39.65
Series I Shares                                                                   1.70%
Series II Shares                                                                  1.72    SERIES II SHARES
S&P 500 Index(Triangle) (Broad Market Index)                                      3.19    Inception                           -5.44%
S&P 500 Financials Index(Triangle) (Style-Specific Index)                        -3.41     5 Years                           -15.98
Lipper VUF Financial Services Funds Category Average(Triangle) (Peer Group)       2.93     1 Year                            -39.76
                                                                                          ==========================================
(Triangle) Lipper Inc.
                                                                                          FEES ASSESSED IN CONNECTION WITH A
The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index       VARIABLE PRODUCT. SALES CHARGES, EXPENSES
covering all major areas of the U.S. economy. It is not the 500 largest companies, but    AND FEES, WHICH ARE DETERMINED BY THE
rather the most widely held 500 companies chosen with respect to market size, liquidity   VARIABLE PRODUCT ISSUERS, WILL VARY AND
and their industry.                                                                       WILL LOWER THE TOTAL RETURN.

   The S&P 500 FINANCIALS INDEX is a market capitalization-weighted index of companies       THE MOST RECENT MONTH-END PERFORMANCE
involved in activities such as banking, consumer finance, investment banking and          DATA AT THE FUND LEVEL, EXCLUDING VARIABLE
brokerage, asset management, insurance and investment, and real estate, including         PRODUCT CHARGES, IS AVAILABLE ON THE
REITs.                                                                                    INVESCO AIM AUTOMATED INFORMATION LINE,
                                                                                          866 702 4402. AS MENTIONED ABOVE, FOR THE
   The LIPPER VUF FINANCIAL SERVICES FUNDS CATEGORY AVERAGE represents an average of      MOST RECENT MONTH-END PERFORMANCE
all of the variable insurance underlying funds in the Lipper Financial Services Funds     INCLUDING VARIABLE PRODUCT CHARGES, PLEASE
category. These funds invest at least 65% of their assets in equity securities of         CONTACT YOUR VARIABLE PRODUCT ISSUER OR
companies engaged in providing financial services.                                        FINANCIAL ADVISOR.

   The Fund is not managed to track the performance of any particular index, including    (1) Total annual operating expenses less
the indexes defined here, and consequently, the performance of the Fund may deviate           any contractual fee waivers and/or
significantly from the performance of the indexes.                                            expense reimbursements by the advisor
                                                                                              in effect through at least April 30,
   A direct investment cannot be made in an index. Unless otherwise indicated, index          2010. See current prospectus for more
results include reinvested dividends, and they do not reflect sales charges.                  information.
Performance of the peer group reflects fund expenses; performance of a market index
does not.                                                                                 (2) Total annual operating expenses less
=======================================================================================       contractual advisory fee waivers by
                                                                                              the advisor in effect through at least
SERIES II SHARES' INCEPTION DATE IS APRIL    YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL        June 30, 2010. See current prospectus
30, 2004. RETURNS SINCE THAT DATE ARE        SHARES.                                          for more information.
HISTORICAL. ALL OTHER RETURNS ARE THE
BLENDED RETURNS OF THE HISTORICAL               THE NET ANNUAL FUND OPERATING EXPENSE
PERFORMANCE OF SERIES II SHARES SINCE        RATIO SET FORTH IN THE MOST RECENT FUND
THEIR INCEPTION AND THE RESTATED             PROSPECTUS AS OF THE DATE OF THIS REPORT
HISTORICAL PERFORMANCE OF SERIES I SHARES    FOR SERIES I AND SERIES II SHARES WAS
(FOR PERIODS PRIOR TO INCEPTION OF SERIES    1.23% AND 1.45%, RESPECTIVELY.(1, 2) THE
II SHARES) ADJUSTED TO REFLECT THE RULE      TOTAL ANNUAL FUND OPERATING EXPENSE RATIO
12B-1 FEES APPLICABLE TO SERIES II SHARES.   SET FORTH IN THE MOST RECENT FUND
THE INCEPTION DATE OF SERIES I SHARES IS     PROSPECTUS AS OF THE DATE OF THIS REPORT
SEPTEMBER 20, 1999.                          FOR SERIES I AND SERIES II SHARES WAS
                                             1.24% AND 1.49%, RESPECTIVELY. THE EXPENSE
   THE PERFORMANCE OF THE FUND'S SERIES I    RATIOS PRESENTED ABOVE MAY VARY FROM THE
AND SERIES II SHARE CLASSES WILL DIFFER      EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
PRIMARILY DUE TO DIFFERENT CLASS EXPENSES.   OF THIS REPORT THAT ARE BASED ON EXPENSES
                                             INCURRED DURING THE PERIOD COVERED BY THIS
   THE PERFORMANCE DATA QUOTED REPRESENT     REPORT.
PAST PERFORMANCE AND CANNOT GUARANTEE
COMPARABLE FUTURE RESULTS; CURRENT              AIM V.I. FINANCIAL SERVICES FUND, A
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   SERIES PORTFOLIO OF AIM VARIABLE INSURANCE
CONTACT YOUR VARIABLE PRODUCT ISSUER OR      FUNDS, IS CURRENTLY OFFERED THROUGH
FINANCIAL ADVISOR FOR THE MOST RECENT        INSURANCE COMPANIES ISSUING VARIABLE
MONTH-END VARIABLE PRODUCT PERFORMANCE.      PRODUCTS. YOU CANNOT PURCHASE SHARES OF
PERFORMANCE FIGURES REFLECT FUND EXPENSES,   THE FUND DIRECTLY. PERFORMANCE FIGURES
REINVESTED DISTRIBUTIONS AND CHANGES IN      GIVEN REPRESENT THE FUND AND ARE NOT
NET ASSET VALUE. INVESTMENT RETURN AND       INTENDED TO REFLECT ACTUAL VARIABLE
PRINCIPAL VALUE WILL FLUCTUATE SO THAT       PRODUCT VALUES. THEY DO NOT REFLECT SALES
                                             CHARGES, EXPENSES AND

AIM V.I. FINANCIAL SERVICES FUND

SCHEDULE OF INVESTMENTS(a)

June 30, 2009
(Unaudited)



                                                       SHARES        VALUE
-----------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-95.98%

ASSET MANAGEMENT & CUSTODY BANKS-12.77%

Blackstone Group L.P. (The)                             48,965    $   516,091
-----------------------------------------------------------------------------
Federated Investors, Inc.-Class B                       79,635      1,918,407
-----------------------------------------------------------------------------
Legg Mason, Inc.                                        83,226      2,029,050
-----------------------------------------------------------------------------
State Street Corp.                                      49,536      2,338,099
=============================================================================
                                                                    6,801,647
=============================================================================


CONSUMER FINANCE-16.24%

American Express Co.                                   103,679      2,409,500
-----------------------------------------------------------------------------
AmeriCredit Corp.(b)                                    71,854        973,622
-----------------------------------------------------------------------------
Capital One Financial Corp.                            118,541      2,593,677
-----------------------------------------------------------------------------
SLM Corp.(b)                                           260,613      2,676,495
=============================================================================
                                                                    8,653,294
=============================================================================


DATA PROCESSING & OUTSOURCED SERVICES-6.78%

Alliance Data Systems Corp.(b)                          26,517      1,092,235
-----------------------------------------------------------------------------
Automatic Data Processing, Inc.                         52,807      1,871,480
-----------------------------------------------------------------------------
Heartland Payment Systems, Inc.                            322          3,082
-----------------------------------------------------------------------------
VeriFone Holdings, Inc.(b)                              53,455        401,447
-----------------------------------------------------------------------------
Western Union Co.                                       14,933        244,901
=============================================================================
                                                                    3,613,145
=============================================================================


DIVERSIFIED BANKS-0.20%

U.S. Bancorp                                             6,016        107,807
=============================================================================


DIVERSIFIED CAPITAL MARKETS-2.49%

UBS AG (Switzerland)(b)                                108,799      1,328,436
=============================================================================


INSURANCE BROKERS-4.44%

Marsh & McLennan Cos., Inc.                             95,256      1,917,503
-----------------------------------------------------------------------------
National Financial Partners Corp.(b)                    61,455        449,851
=============================================================================
                                                                    2,367,354
=============================================================================


INVESTMENT BANKING & BROKERAGE-8.56%

FBR Capital Markets Corp.(b)                           280,608      1,318,858
-----------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                          7,626      1,124,377
-----------------------------------------------------------------------------
Morgan Stanley                                          74,323      2,118,949
=============================================================================
                                                                    4,562,184
=============================================================================


LIFE & HEALTH INSURANCE-3.04%

Prudential Financial, Inc.                               8,774        326,568
-----------------------------------------------------------------------------
StanCorp Financial Group, Inc.                          45,033      1,291,547
=============================================================================
                                                                    1,618,115
=============================================================================


MANAGED HEALTH CARE-4.22%

Coventry Health Care, Inc.(b)                           33,223        621,602
-----------------------------------------------------------------------------
UnitedHealth Group Inc.                                 65,129      1,626,923
=============================================================================
                                                                    2,248,525
=============================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-13.56%

Bank of America Corp.                                  213,246      2,814,847
-----------------------------------------------------------------------------
Citigroup Inc.(b)                                      332,063        986,227
-----------------------------------------------------------------------------
JPMorgan Chase & Co.                                   100,407      3,424,883
=============================================================================
                                                                    7,225,957
=============================================================================


PROPERTY & CASUALTY INSURANCE-5.29%

Allstate Corp. (The)                                     7,538        183,927
-----------------------------------------------------------------------------
XL Capital Ltd.-Class A                                229,979      2,635,559
=============================================================================
                                                                    2,819,486
=============================================================================


REAL ESTATE SERVICES-0.23%

Jones Lang LaSalle Inc.                                  3,708        121,363
=============================================================================


REGIONAL BANKS-8.94%

Fifth Third Bancorp                                    296,892      2,107,933
-----------------------------------------------------------------------------
First Horizon National Corp.(b)                         10,108        121,295
-----------------------------------------------------------------------------
SunTrust Banks, Inc.                                    88,035      1,448,176
-----------------------------------------------------------------------------
Zions Bancorp.                                          93,886      1,085,322
=============================================================================
                                                                    4,762,726
=============================================================================


REINSURANCE-1.94%

Transatlantic Holdings, Inc.                            23,913      1,036,150
=============================================================================


SPECIALIZED CONSUMER SERVICES-1.81%

H&R Block, Inc.                                         55,835        962,037
=============================================================================


SPECIALIZED FINANCE-5.47%

CIT Group, Inc.(b)                                     319,441        686,798
-----------------------------------------------------------------------------
Moody's Corp.                                           84,442      2,225,047
=============================================================================
                                                                    2,911,845
=============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $84,243,144)                                          51,140,071
=============================================================================



MONEY MARKET FUNDS-4.46%

Liquid Assets Portfolio-Institutional Class(c)       1,187,722      1,187,722
-----------------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)             1,187,722      1,187,722
=============================================================================
     Total Money Market Funds (Cost $2,375,444)                     2,375,444
=============================================================================
TOTAL INVESTMENTS-100.44% (Cost $86,618,588)                       53,515,515
=============================================================================
OTHER ASSETS LESS LIABILITIES-(0.44)%                                (235,169)
=============================================================================
NET ASSETS-100.00%                                                $53,280,346
_____________________________________________________________________________
=============================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. FINANCIAL SERVICES FUND

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2009



-------------------------------------------------------------------------
Financials                                                           83.2%
-------------------------------------------------------------------------
Information Technology                                                6.8
-------------------------------------------------------------------------
Health Care                                                           4.2
-------------------------------------------------------------------------
Consumer Discretionary                                                1.8
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 4.0
_________________________________________________________________________
=========================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. FINANCIAL SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $84,243,144)                            $ 51,140,071
--------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost        2,375,444
================================================================================
     Total investments, at value (Cost $86,618,588)                   53,515,515
================================================================================
Receivables for:
  Investments sold                                                           110
--------------------------------------------------------------------------------
  Fund shares sold                                                        11,446
--------------------------------------------------------------------------------
  Dividends                                                               52,299
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans          8,605
================================================================================
     Total assets                                                     53,587,975
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Investments purchased                                                    2,835
--------------------------------------------------------------------------------
  Fund shares reacquired                                                 220,173
--------------------------------------------------------------------------------
  Accrued fees to affiliates                                              30,501
--------------------------------------------------------------------------------
  Accrued other operating expenses                                        33,822
--------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                        20,298
================================================================================
     Total liabilities                                                   307,629
================================================================================
Net assets applicable to shares outstanding                         $ 53,280,346
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $114,666,772
--------------------------------------------------------------------------------
Undistributed net investment income                                    1,984,608
--------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (30,267,961)
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                               (33,103,073)
================================================================================
                                                                    $ 53,280,346
________________________________________________________________________________
================================================================================



NET ASSETS:

Series I                                                            $ 47,459,968
________________________________________________________________________________
================================================================================
Series II                                                           $  5,820,378
________________________________________________________________________________
================================================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Series I                                                              11,313,460
________________________________________________________________________________
================================================================================
Series II                                                              1,401,682
________________________________________________________________________________
================================================================================
Series I:
  Net asset value per share                                         $       4.20
________________________________________________________________________________
================================================================================
Series II:
  Net asset value per share                                         $       4.15
________________________________________________________________________________
================================================================================




STATEMENT OF OPERATIONS

For the six months ended June 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends                                  $   401,376
------------------------------------------------------
Dividends from affiliated money market
  funds                                         11,734
======================================================
     Total investment income                   413,110
======================================================


EXPENSES:

Advisory fees                                  151,658
------------------------------------------------------
Administrative services fees                    74,963
------------------------------------------------------
Custodian fees                                   3,605
------------------------------------------------------
Distribution fees -- Series II                   5,094
------------------------------------------------------
Transfer agent fees                              8,544
------------------------------------------------------
Trustees' and officers' fees and
  benefits                                      10,850
------------------------------------------------------
Professional services fees                      16,366
------------------------------------------------------
Other                                            5,705
======================================================
     Total expenses                            276,785
======================================================
Less: Fees waived and expenses
  reimbursed                                   (12,932)
======================================================
     Net expenses                              263,853
======================================================
Net investment income                          149,257
======================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from investment
  securities                                (3,989,134)
------------------------------------------------------
Change in net unrealized appreciation of
  investment securities                      5,942,169
------------------------------------------------------
Net realized and unrealized gain             1,953,035
======================================================
Net increase in net assets resulting
  from operations                          $ 2,102,292
______________________________________________________
======================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. FINANCIAL SERVICES FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2009 and the year ended December 31, 2008 (Unaudited)



                                                                             JUNE 30,     DECEMBER 31,
                                                                               2009           2008
------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $   149,257    $  1,865,196
------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                  (3,989,134)    (25,097,989)
------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                       5,942,169     (35,661,911)
======================================================================================================
     Net increase (decrease) in net assets resulting from operations         2,102,292     (58,894,704)
======================================================================================================
Distributions to shareholders from net investment income:
  Series I                                                                          --      (1,840,747)
------------------------------------------------------------------------------------------------------
  Series II                                                                         --        (162,993)
======================================================================================================
     Total distributions from net investment income                                 --      (2,003,740)
======================================================================================================
Distributions to shareholders from net realized gains:
  Series I                                                                          --      (5,303,718)
------------------------------------------------------------------------------------------------------
  Series II                                                                         --        (492,299)
======================================================================================================
     Total distributions from net realized gains                                    --      (5,796,017)
======================================================================================================
Share transactions-net:
  Series I                                                                   6,315,534      16,386,023
------------------------------------------------------------------------------------------------------
  Series II                                                                  1,572,767       4,765,984
======================================================================================================
     Net increase in net assets resulting from share transactions            7,888,301      21,152,007
======================================================================================================
     Net increase (decrease) in net assets                                   9,990,593     (45,542,454)
======================================================================================================


NET ASSETS:

  Beginning of period                                                       43,289,753      88,832,207
======================================================================================================
  End of period (includes undistributed net investment income of
     $1,984,608 and $1,835,351, respectively)                              $53,280,346    $ 43,289,753
______________________________________________________________________________________________________
======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. FINANCIAL SERVICES FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Financial Services Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-one separate portfolios, (each constituting a "Fund"). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

  The Fund's investment objective is capital growth.

  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products").

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.


AIM V.I. FINANCIAL SERVICES FUND

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, management monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are available for issuance. Such events and transactions are monitored through the date of the report of independent registered public accounting firm for audited periods and 45 days from the period end date for all other periods.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

        The financial services sector is subject to extensive government regulation, which may change frequently. The profitability of businesses in this sector depends heavily on the availability and cost of money and may fluctuate significantly in response to changes to interest rates and general economic conditions.


AIM V.I. FINANCIAL SERVICES FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $250 million                                            0.75%
-------------------------------------------------------------------
Next $250 million                                             0.74%
-------------------------------------------------------------------
Next $500 million                                             0.73%
-------------------------------------------------------------------
Next $1.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.71%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.69%
-------------------------------------------------------------------
Over $10 billion                                              0.68%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through at least April 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

  Further, the Advisor has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended June 30, 2009, the Advisor waived advisory fees of $10,894 and reimbursed class level expenses of $2,038 of Series II shares.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2009, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco Aim for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2009, Invesco Aim was paid $24,795 for accounting and fund administrative services and reimbursed $50,168 for services provided by insurance companies.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2009, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the

AIM V.I. FINANCIAL SERVICES FUND
highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                  LEVEL 1       LEVEL 2     LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------------
Equity Securities                                               $53,515,515       $--         $--       $53,515,515
___________________________________________________________________________________________________________________
===================================================================================================================



NOTE 4--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2009, the Fund paid legal fees of $1,471 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of December 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
December 31, 2016                                                                  $22,454,636
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


AIM V.I. FINANCIAL SERVICES FUND

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2009 was $10,537,035 and $3,397,400, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $  2,008,245
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (36,163,241)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $(34,154,996)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $87,670,511.


NOTE 8--SHARE INFORMATION


                                                                               SUMMARY OF SHARE ACTIVITY
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   JUNE 30, 2009(a)               DECEMBER 31, 2008
                                                              --------------------------     ---------------------------
                                                                SHARES          AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     4,094,612     $14,573,039      4,741,184     $ 41,508,337
------------------------------------------------------------------------------------------------------------------------
  Series II                                                      556,699       1,908,121        635,748        5,276,073
========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                            --              --      1,609,114        7,144,465
------------------------------------------------------------------------------------------------------------------------
  Series II                                                           --              --        148,930          655,292
========================================================================================================================
Reacquired:
  Series I                                                    (2,348,994)     (8,257,505)    (3,725,544)     (32,266,779)
------------------------------------------------------------------------------------------------------------------------
  Series II                                                     (103,052)       (335,354)      (139,755)      (1,165,381)
========================================================================================================================
     Net increase in share activity                            2,199,265     $ 7,888,301      3,269,677     $ 21,152,007
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 74% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and or Invesco Aim affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


AIM V.I. FINANCIAL SERVICES FUND

NOTE 9--FINANCIAL HIGHLIGHTS


                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET              ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,       NET         (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD    INCOME     UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
SERIES I
Six months ended 06/30/09    $ 4.12      $0.01(c)     $ 0.07       $ 0.08      $   --        $   --         $   --       $ 4.20
Year ended 12/31/08           12.26       0.24(c)      (7.46)       (7.22)      (0.24)        (0.68)         (0.92)        4.12
Year ended 12/31/07           17.41       0.27(c)      (4.04)       (3.77)      (0.29)        (1.09)         (1.38)       12.26
Year ended 12/31/06           15.26       0.23(c)       2.28         2.51       (0.26)        (0.10)         (0.36)       17.41
Year ended 12/31/05           14.61       0.19(c)       0.66         0.85       (0.20)           --          (0.20)       15.26
Year ended 12/31/04           13.54       0.15          1.02         1.17       (0.10)           --          (0.10)       14.61
---------------------------------------------------------------------------------------------------------------------------------
SERIES II
Six months ended 06/30/09      4.08       0.01(c)       0.06         0.07          --            --             --         4.15
Year ended 12/31/08           12.17       0.21(c)      (7.39)       (7.18)      (0.23)        (0.68)         (0.91)        4.08
Year ended 12/31/07           17.33       0.22(c)      (4.00)       (3.78)      (0.29)        (1.09)         (1.38)       12.17
Year ended 12/31/06           15.23       0.20(c)       2.26         2.46       (0.26)        (0.10)         (0.36)       17.33
Year ended 12/31/05           14.59       0.15(c)       0.67         0.82       (0.18)           --          (0.18)       15.23
Year ended 12/31/04(e)        13.50       0.12          1.07         1.19       (0.10)           --          (0.10)       14.59
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                          RATIO OF          RATIO OF
                                                          EXPENSES          EXPENSES
                                                         TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                                                         NET ASSETS      ASSETS WITHOUT   INVESTMENT
                                        NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS       INCOME
                             TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE    PORTFOLIO
                           RETURN(a)  (000S OMITTED)      ABSORBED          ABSORBED      NET ASSETS   TURNOVER(b)
------------------------------------------------------------------------------------------------------------------
SERIES I
Six months ended 06/30/09      1.94%     $ 47,460           1.29%(d)          1.34%(d)       0.75%(d)        9%
Year ended 12/31/08          (59.44)       39,421           1.22              1.23           2.71           47
Year ended 12/31/07          (22.22)       85,144           1.11              1.11           1.61            9
Year ended 12/31/06           16.52       146,092           1.12              1.12           1.44           14
Year ended 12/31/05            5.84       141,241           1.12              1.12           1.30           22
Year ended 12/31/04            8.68       203,879           1.12              1.12           0.89           67
------------------------------------------------------------------------------------------------------------------
SERIES II
Six months ended 06/30/09      1.72         5,820           1.44(d)           1.59(d)        0.60(d)         9
Year ended 12/31/08          (59.56)        3,869           1.44              1.48           2.49           47
Year ended 12/31/07          (22.39)        3,688           1.36              1.36           1.36            9
Year ended 12/31/06           16.22         1,664           1.37              1.37           1.19           14
Year ended 12/31/05            5.61            11           1.37              1.37           1.05           22
Year ended 12/31/04(e)         8.85            11           1.38(f)           1.38(f)        0.63(f)        67
__________________________________________________________________________________________________________________
==================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than on year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns, if applicable.
(b) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)  Calculated using average shares outstanding.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $36,668 and $4,109 for Series I and Series II shares, respectively.
(e)  Commencement date of April 30, 2004.
(f)  Annualized.


AIM V.I. FINANCIAL SERVICES FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
    Series I        $1,000.00      $1,017.00       $6.45       $1,018.40       $6.46        1.29%
---------------------------------------------------------------------------------------------------
    Series II        1,000.00       1,017.20        7.20        1,017.65        7.20        1.44
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009 through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM V.I. FINANCIAL SERVICES FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the Board) of AIM        In addition to their meetings             particular factor that was controlling.
Variable Insurance Funds is required under   throughout the year, the Sub-Committees      Each Trustee may have evaluated the
the Investment Company Act of 1940 to        meet at designated contract renewal          information provided differently from
approve annually the renewal of the AIM      meetings each year to conduct an in-depth    another Trustee and attributed different
V.I. Financial Services Fund (the Fund)      review of the performance, fees, expenses    weight to the various factors. The
investment advisory agreement with Invesco   and other matters related to their           Trustees recognized that the advisory
Aim Advisors, Inc. (Invesco Aim) and the     assigned funds. During the contract          arrangements and resulting advisory fees
Master Intergroup Sub-Advisory Contract      renewal process, the Trustees receive        for the Fund and the other AIM Funds are
for Mutual Funds (the sub-advisory           comparative performance and fee data         the result of years of review and
contracts) with Invesco Asset Management     regarding the AIM Funds prepared by an       negotiation between the Trustees and
Deutschland GmbH, Invesco Asset Management   independent company, Lipper, Inc.            Invesco Aim, that the Trustees may focus
Limited, Invesco Asset Management (Japan)    (Lipper), under the direction and            to a greater extent on certain aspects of
Limited, Invesco Australia Limited,          supervision of the Senior Officer who also   these arrangements in some years than in
Invesco Global Asset Management (N.A.),      prepares a separate analysis of this         others, and that the Trustees'
Inc., Invesco Hong Kong Limited, Invesco     information for the Trustees. Each           deliberations and conclusions in a
Institutional (N.A.), Inc., Invesco Senior   Sub-Committee then makes recommendations     particular year may be based in part on
Secured Management, Inc. and Invesco         to the Investments Committee regarding the   their deliberations and conclusions
Trimark Ltd. (collectively, the Affiliated   fees and expenses of their assigned funds.   regarding these same arrangements
Sub-Advisers). During contract renewal       The Investments Committee considers each     throughout the year and in prior years.
meetings held on June 16-17, 2009, the       Sub-Committee's recommendations and makes
Board as a whole, and the disinterested or   its own recommendations regarding the fees      The discussion below serves as a
"independent" Trustees voting separately,    and expenses of the AIM Funds to the full    summary of the Senior Officer's
approved the continuance of the Fund's       Board. The Investments Committee also        independent written evaluation with
investment advisory agreement and the        considers each Sub-Committee's               respect to the Fund's investment advisory
sub-advisory contracts for another year,     recommendations in making its annual         agreement as well as a discussion of the
effective July 1, 2009. In doing so, the     recommendation to the Board whether to       material factors and related conclusions
Board determined that the Fund's             approve the continuance of each AIM Fund's   that formed the basis for the Board's
investment advisory agreement and the        investment advisory agreement and            approval of the Fund's investment advisory
sub-advisory contracts are in the best       sub-advisory contracts for another year.     agreement and sub-advisory contracts.
interests of the Fund and its shareholders                                                Unless otherwise stated, information set
and that the compensation to Invesco Aim        The independent Trustees met separately   forth below is as of June 17, 2009, and
and the Affiliated Sub-Advisers under the    during their evaluation of the Fund's        does not reflect any changes that may have
Fund's investment advisory agreement and     investment advisory agreement and            occurred since that date, including but
sub-advisory contracts is fair and           sub-advisory contracts with independent      not limited to changes to the Fund's
reasonable.                                  legal counsel. The independent Trustees      performance, advisory fees, expense
                                             were also assisted in their annual           limitations and/or fee waivers.
THE BOARD'S FUND EVALUATION PROCESS          evaluation of the Fund's investment
The Board's Investments Committee has        advisory agreement by the Senior Officer.    FACTORS AND CONCLUSIONS AND SUMMARY OF
established three Sub-Committees that are    One responsibility of the Senior Officer     INDEPENDENT WRITTEN FEE EVALUATION
responsible for overseeing the management    is to manage the process by which the AIM
of a number of the series portfolios of      Funds' proposed management fees are             A. Nature, Extent and Quality of
the AIM Funds. This Sub-Committee            negotiated during the annual contract              Services Provided by Invesco Aim
structure permits the Trustees to focus on   renewal process to ensure that they are
the performance of the AIM Funds that have   negotiated in a manner that is at arms'      The Board reviewed the advisory services
been assigned to them. The Sub-Committees    length and reasonable. Accordingly, the      provided to the Fund by Invesco Aim under
meet throughout the year to review the       Senior Officer must either supervise a       the Fund's investment advisory agreement,
performance of their assigned funds, and     competitive bidding process or prepare an    the performance of Invesco Aim in
the Sub-Committees review monthly and        independent written evaluation. The Senior   providing these services, and the
quarterly comparative performance            Officer recommended that an independent      credentials and experience of the officers
information and periodic asset flow data     written evaluation be provided and, at the   and employees of Invesco Aim who provide
for their assigned funds. These materials    direction of the Board, prepared an          these services. The Board's review of the
are prepared under the direction and         independent written evaluation.              qualifications of Invesco Aim to provide
supervision of the independent Senior                                                     these services included the Board's
Officer, an officer of the AIM Funds who        During the annual contract renewal        consideration of Invesco Aim's portfolio
reports directly to the independent          process, the Board considered the factors    and product review process, various back
Trustees. Over the course of each year,      discussed below in evaluating the fairness   office support functions provided by
the Sub-Committees meet with portfolio       and reasonableness of the Fund's             Invesco Aim and its affiliates, and
managers for their assigned funds and        investment advisory agreement and            Invesco Aim's equity and fixed income
other members of management and review       sub-advisory contracts. The Board            trading operations. The Board concluded
with these individuals the performance,      considered all of the information provided   that the nature, extent and quality of the
investment objective(s), policies,           to them, including information provided at   advisory services provided to the Fund by
strategies and limitations of these funds.   their meetings throughout the year as part   Invesco Aim are appropriate and that
                                             of their ongoing oversight of the Fund,      Invesco Aim currently is providing
                                             and did not identify any                     satisfactory advisory services in
                                                                                          accordance with the terms of the Fund's
                                                                                          investment advisory

AIM V.I. FINANCIAL SERVICES FUND                                                                                           continued

agreement. In addition, based on their       whether to approve the investment advisory   median contractual advisory fee rate of
ongoing meetings throughout the year with    agreement. The Board did not view fund       funds in its expense group. The Board also
the Fund's portfolio manager or managers,    performance as a relevant factor in          reviewed the methodology used by Lipper in
the Board concluded that these individuals   considering whether to approve the           determining contractual fee rates, which
are competent and able to continue to        sub-advisory contracts for the Fund, as no   includes using audited financial data from
carry out their responsibilities under the   Affiliated Sub-Adviser currently manages     the most recent annual report of each fund
Fund's investment advisory agreement.        assets of the Fund.                          in the expense group that was publicly
                                                                                          available as of the end of the past
   In determining whether to continue the       The Board compared the Fund's             calendar year. The Board noted that some
Fund's investment advisory agreement, the    performance during the past one, three and   comparative data was at least one year old
Board considered the prior relationship      five calendar years to the performance of    and did not reflect the market downturn
between Invesco Aim and the Fund, as well    all funds in the Lipper performance          that occurred in the fourth quarter of
as the Board's knowledge of Invesco Aim's    universe that are not managed by Invesco     2008.
operations, and concluded that it is         Aim or an Affiliated Sub-Adviser. The
beneficial to maintain the current           Board noted that the Fund's performance         The Board also compared the Fund's
relationship, in part, because of such       was in the fifth quintile of its             effective fee rate (the advisory fee after
knowledge. The Board also considered the     performance universe for the one, three      any advisory fee waivers and before any
steps that Invesco Aim and its affiliates    and five year periods (the first quintile    expense limitations/waivers) to the
continue to take to improve the quality      being the best performing funds and the      advisory fee rates of other domestic
and efficiency of the services they          fifth quintile being the worst performing    clients of Invesco Aim and its affiliates
provide to the AIM Funds in the areas of     funds). The Board also noted that Invesco    with investment strategies comparable to
investment performance, product line         Aim acknowledges the Fund's                  those of the Fund, including one mutual
diversification, distribution, fund          underperformance, and has confirmed that     fund advised by Invesco Aim. The Board
operations, shareholder services and         the portfolio manager consistently follows   noted that the Fund's rate was the same as
compliance. The Board concluded that the     the stated investment process. Invesco Aim   the effective fee rate of the other mutual
quality and efficiency of the services       continues to monitor the Fund and to         fund.
Invesco Aim and its affiliates provide to    provide the Board with periodic reporting
the AIM Funds in each of these areas         on business issues that affect the Fund's       The Board noted that Invesco Aim
support the Board's approval of the          performance. The Board also considered a     contractually agreed to waive fees and/or
continuance of the Fund's investment         report of the Senior Officer describing      limit expenses of the Fund through at
advisory agreement.                          (i) the Board's oversight of performance     least April 30, 2010 in an amount
                                             issues for the intrinsic value funds,        necessary to limit total annual operating
   B. Nature, Extent and Quality of          including the Fund, and Invesco Aim's        expenses to a specified percentage of
      Services Provided by Affiliated        response, including numerous meetings with   average daily net assets for each class of
      Sub-Advisers                           portfolio managers, members of management    the Fund. The Board considered the effect
                                             and members of the Global Performance        this fee waiver would have on the Fund's
The Board reviewed the services provided     Measurement & Risk Group; (ii) actions       total estimated expenses.
by the Affiliated Sub-Advisers under the     consistent with the exercise by the
sub-advisory contracts and the credentials   Trustees of their fiduciary duties; and         The Board also considered the services
and experience of the officers and           (iii) conclusions and recommendations for    provided by the Affiliated Sub-Advisers
employees of the Affiliated Sub-Advisers     consideration by the Board. Although the     pursuant to the sub-advisory contracts and
who provide these services. The Board        independent written evaluation of the        the services provided by Invesco Aim
concluded that the nature, extent and        Fund's Senior Officer only considered Fund   pursuant to the Fund's advisory agreement,
quality of the services provided by the      performance through the most recent          as well as the allocation of fees between
Affiliated Sub-Advisers are appropriate.     calendar year, the Board also reviewed       Invesco Aim and the Affiliated
The Board noted that the Affiliated          more recent Fund performance and this        Sub-Advisers pursuant to the sub-advisory
Sub-Advisers, which have offices and         review did not change their conclusions.     contracts. The Board noted that the
personnel that are geographically            The Board noted that, in response to the     sub-advisory fees have no direct effect on
dispersed in financial centers around the    Board's focus on fund performance, Invesco   the Fund or its shareholders, as they are
world, can provide research and other        Aim has taken a number of actions intended   paid by Invesco Aim to the Affiliated
information and make recommendations on      to improve the investment process for the    Sub-Advisers, and that Invesco Aim and the
the markets and economies of various         funds.                                       Affiliated Sub-Advisers are affiliates.
countries and securities of companies
located in such countries or on various         D. Advisory and Sub-Advisory Fees and        After taking account of the Fund's
types of investments and investment                Fee Waivers                            contractual advisory fee rate, the
techniques. The Board concluded that the                                                  contractual sub-advisory fee rate, the
sub-advisory contracts benefit the Fund      The Board compared the Fund's contractual    comparative advisory fee information
and its shareholders by permitting Invesco   advisory fee rate to the contractual         discussed above, the waivers and expense
Aim to utilize the additional resources      advisory fee rates of funds in the Fund's    limitations and other relevant factors,
and talent of the Affiliated Sub-Advisers    Lipper expense group that are not managed    the Board concluded that the Fund's
in managing the Fund.                        by Invesco Aim or an Affiliated              advisory and sub-advisory fees are fair
                                             Sub-Adviser, at a common asset level. The    and reasonable.
   C. Fund Performance                       Board noted that the Fund's contractual
                                             advisory fee rate was below the                 E. Economies of Scale and Breakpoints
The Board considered fund performance as a
relevant factor in considering                                                            The Board considered the extent to which
                                                                                          there are economies of scale in the
                                                                                          provision of advisory services to the

AIM V.I. FINANCIAL SERVICES FUND                                                                                           continued

Fund. The Board also considered whether      each Affiliated Sub-Adviser has the          market funds with respect to the Fund's
the Fund benefits from such economies of     financial resources necessary to fulfill     investment in the affiliated money market
scale through contractual breakpoints in     these obligations.                           funds of uninvested cash, but not cash
the Fund's advisory fee schedule. The                                                     collateral. The Board concluded that the
Board noted that the Fund's contractual         G. Collateral Benefits to Invesco Aim     Fund's investment of uninvested cash and
advisory fee schedule includes seven               and its Affiliates                     cash collateral from any securities
breakpoints, but that due to the Fund's                                                   lending arrangements in the affiliated
asset level at the end of the past           The Board considered various other           money market funds is in the best
calendar year, the Fund is not currently     benefits received by Invesco Aim and its     interests of the Fund and its
benefiting from the breakpoints. The Board   affiliates resulting from Invesco Aim's      shareholders.
concluded that the Fund's advisory fees      relationship with the Fund, including the
appropriately reflect economies of scale     fees received by Invesco Aim and its
at current asset levels. The Board also      affiliates for their provision of
noted that the Fund shares directly in       administrative, transfer agency and
economies of scale through lower fees        distribution services to the Fund. The
charged by third party service providers     Board considered the performance of
based on the combined size of all of the     Invesco Aim and its affiliates in
AIM Funds and affiliates.                    providing these services and the
                                             organizational structure employed by
   F. Profitability and Financial            Invesco Aim and its affiliates to provide
      Resources                              these services. The Board also considered
                                             that these services are provided to the
The Board reviewed information from          Fund pursuant to written contracts that
Invesco Aim concerning the costs of the      are reviewed and approved on an annual
advisory and other services that Invesco     basis by the Board. The Board concluded
Aim and its affiliates provide to the Fund   that Invesco Aim and its affiliates are
and the profitability of Invesco Aim and     providing these services in a satisfactory
its affiliates in providing these            manner and in accordance with the terms of
services. The Board also reviewed            their contracts, and are qualified to
information concerning the financial         continue to provide these services to the
condition of Invesco Aim and its             Fund.
affiliates. The Board reviewed with
Invesco Aim the methodology used to             The Board considered the benefits
prepare the profitability information. The   realized by Invesco Aim and the Affiliated
Board considered the overall profitability   Sub-Advisers as a result of portfolio
of Invesco Ltd., the ultimate parent of      brokerage transactions executed through
Invesco Aim and the Affiliated               "soft dollar" arrangements. The Board
Sub-Advisers, and of Invesco Aim, as well    noted that soft dollar arrangements shift
as the profitability of Invesco Aim in       the payment obligation for research and
connection with managing the Fund. The       execution services from Invesco Aim and
Board noted that Invesco Aim continues to    the Affiliated Sub-Advisers to the funds
operate at a net profit, although the        and therefore may reduce Invesco Aim's and
reduction of assets under management as a    the Affiliated Sub-Advisers' expenses. The
result of market movements and the           Board concluded that Invesco Aim's and the
increase in voluntary fee waivers for        Affiliated Sub-Advisers' soft dollar
affiliated money market funds have reduced   arrangements are appropriate. The Board
the profitability of Invesco Aim and its     also concluded that, based on their review
affiliates. The Board concluded that the     and representations made by the Chief
Fund's fees are fair and reasonable, and     Compliance Officer of Invesco Aim, these
that the level of profits realized by        arrangements are consistent with
Invesco Aim and its affiliates from          regulatory requirements.
providing services to the Fund is not
excessive in light of the nature, quality       The Board considered the fact that the
and extent of the services provided. The     Fund's uninvested cash and cash collateral
Board considered whether Invesco Aim is      from any securities lending arrangements
financially sound and has the resources      may be invested in money market funds
necessary to perform its obligations under   advised by Invesco Aim pursuant to
the Fund's investment advisory agreement,    procedures approved by the Board. The
and concluded that Invesco Aim has the       Board noted that Invesco Aim will receive
financial resources necessary to fulfill     advisory fees from these affiliated money
these obligations. The Board also            market funds attributable to such
considered whether each Affiliated           investments, although Invesco Aim has
Sub-Adviser is financially sound and has     contractually agreed to waive through at
the resources necessary to perform its       least June 30, 2010, the advisory fees
obligations under the sub-advisory           payable by the Fund in an amount equal to
contracts, and concluded that                100% of the net advisory fee Invesco Aim
                                             receives from the affiliated money

AIM V.I. FINANCIAL SERVICES FUND

[INVESCO AIM LOGO]             AIM V.I. GLOBAL HEALTH CARE FUND
 --SERVICE MARK--              Semiannual Report to Shareholders o June 30, 2009

                                                              [MOUNTAIN GRAPHIC]

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC
Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products")
that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco Aim Web site,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site,
sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital
Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. will be merged into
Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN
MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

Invesco Aim Distributors, Inc.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================   ==========================================
PERFORMANCE SUMMARY                                                                       AVERAGE ANNUAL TOTAL RETURNS
                                                                                          As of 6/30/09
FUND VS. INDEXES
                                                                                          SERIES I SHARES
Cumulative total returns, 12/31/08 to 6/30/09, excluding variable product issuer          Inception (5/21/97)                  5.60%
charges. If variable product issuer charges were included, returns would be lower.        10 Year                              2.50
                                                                                           5 Years                             0.40
Series I Shares                                                                   8.58%    1 Year                            -14.46
Series II Shares                                                                  8.48
MSCI World Index(Triangle) (Broad Market Index)                                   6.35    SERIES II SHARES
MSCI World Health Care Index(Triangle) (Style-Specific Index)                    -1.49    10 Years                             2.24%
Lipper VUF Health/Biotechnology Funds Category Average(Triangle) (Peer Group)     5.09     5 Years                             0.15
                                                                                           1 Year                            -14.60
(Triangle) Lipper Inc.                                                                    ==========================================

The MSCI WORLD INDEX --SERVICE MARK-- is a free float-adjusted market capitalization         THE MOST RECENT MONTH-END PERFORMANCE
index that is designed to measure global developed market equity performance.             DATA AT THE FUND LEVEL, EXCLUDING VARIABLE
                                                                                          PRODUCT CHARGES, IS AVAILABLE ON THE
   The MSCI WORLD HEALTH CARE INDEX is a free float-adjusted market capitalization        INVESCO AIM AUTOMATED INFORMATION LINE,
index that represents the health care segment in global developed market equity           866 702 4402. AS MENTIONED ABOVE, FOR THE
performance.                                                                              MOST RECENT MONTH-END PERFORMANCE
                                                                                          INCLUDING VARIABLE PRODUCT CHARGES, PLEASE
   The LIPPER VUF HEALTH/BIOTECHNOLOGY FUNDS CATEGORY AVERAGE represents an average of    CONTACT YOUR VARIABLE PRODUCT ISSUER OR
all of the variable insurance underlying funds in the Lipper Health/Biotechnology Funds   FINANCIAL ADVISOR.
category. These funds invest at least 65% of their portfolios in equity securities of
companies engaged in healthcare, medicine and biotechnology.                              (1) Total annual operating expenses less
                                                                                              any contractual fee waivers and/or
   The Fund is not managed to track the performance of any particular index, including        expense reimbursements by the advisor
the indexes defined here, and consequently, the performance of the Fund may deviate           in effect through at least April 30,
significantly from the performance of the indexes.                                            2010. See current prospectus for more
                                                                                              information.
   A direct investment cannot be made in an index. Unless otherwise indicated, index
results include reinvested dividends, and they do not reflect sales charges.              (2) Total annual operating expenses less
Performance of the peer group reflects fund expenses; performance of a market index           contractual advisory fee waivers by
does not.                                                                                     the advisor in effect through at least
=======================================================================================       June 30, 2010. See current prospectus
                                                                                              for more information.
SERIES II SHARES' INCEPTION DATE IS APRIL    EXPENSE RATIO SET FORTH IN THE MOST RECENT
30, 2004. RETURNS SINCE THAT DATE ARE        FUND PROSPECTUS AS OF THE DATE OF THIS
HISTORICAL. ALL OTHER RETURNS ARE THE        REPORT FOR SERIES I AND SERIES II SHARES
BLENDED RETURNS OF THE HISTORICAL            WAS 1.13% AND 1.38%, RESPECTIVELY.(1, 2)
PERFORMANCE OF SERIES II SHARES SINCE        THE TOTAL ANNUAL FUND OPERATING EXPENSE
THEIR INCEPTION AND THE RESTATED             RATIO SET FORTH IN THE MOST RECENT FUND
HISTORICAL PERFORMANCE OF SERIES I SHARES    PROSPECTUS AS OF THE DATE OF THIS REPORT
(FOR PERIODS PRIOR TO INCEPTION OF SERIES    FOR SERIES I AND SERIES II SHARES WAS
II SHARES) ADJUSTED TO REFLECT THE RULE      1.14% AND 1.39%, RESPECTIVELY. THE EXPENSE
12B-1 FEES APPLICABLE TO SERIES II SHARES.   RATIOS PRESENTED ABOVE MAY VARY FROM THE
THE INCEPTION DATE OF SERIES I SHARES IS     EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
MAY 21, 1997.                                OF THIS REPORT THAT ARE BASED ON EXPENSES
                                             INCURRED DURING THE PERIOD COVERED BY THIS
   THE PERFORMANCE OF THE FUND'S SERIES I    REPORT.
AND SERIES II SHARE CLASSES WILL DIFFER
PRIMARILY DUE TO DIFFERENT CLASS EXPENSES.      AIM V.I. GLOBAL HEALTH CARE FUND, A
                                             SERIES PORTFOLIO OF AIM VARIABLE INSURANCE
   THE PERFORMANCE DATA QUOTED REPRESENT     FUNDS, IS CURRENTLY OFFERED THROUGH
PAST PERFORMANCE AND CANNOT GUARANTEE        INSURANCE COMPANIES ISSUING VARIABLE
COMPARABLE FUTURE RESULTS; CURRENT           PRODUCTS. YOU CANNOT PURCHASE SHARES OF
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   THE FUND DIRECTLY. PERFORMANCE FIGURES
CONTACT YOUR VARIABLE PRODUCT ISSUER OR      GIVEN REPRESENT THE FUND AND ARE NOT
FINANCIAL ADVISOR FOR THE MOST RECENT        INTENDED TO REFLECT ACTUAL VARIABLE
MONTH-END VARIABLE PRODUCT PERFORMANCE.      PRODUCT VALUES. THEY DO NOT REFLECT SALES
PERFORMANCE FIGURES REFLECT FUND EXPENSES,   CHARGES, EXPENSES AND FEES ASSESSED IN
REINVESTED DISTRIBUTIONS AND CHANGES IN      CONNECTION WITH A VARIABLE PRODUCT. SALES
NET ASSET VALUE. INVESTMENT RETURN AND       CHARGES, EXPENSES AND FEES, WHICH ARE
PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU   DETERMINED BY THE VARIABLE PRODUCT
MAY HAVE A GAIN OR LOSS WHEN YOU SELL        ISSUERS, WILL VARY AND WILL LOWER THE
SHARES.                                      TOTAL RETURN.

   THE NET ANNUAL FUND OPERATING

AIM V.I. GLOBAL HEALTH CARE FUND

SCHEDULE OF INVESTMENTS(a)

June 30, 2009
(Unaudited)



                                                       SHARES         VALUE
------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-100.15%

BIOTECHNOLOGY-20.25%

Amgen Inc.(b)                                          110,398    $  5,844,470
------------------------------------------------------------------------------
Array BioPharma Inc.(b)                                 86,657         272,103
------------------------------------------------------------------------------
Biogen Idec Inc.(b)                                     30,129       1,360,324
------------------------------------------------------------------------------
BioMarin Pharmaceutical Inc.(b)                        124,174       1,938,356
------------------------------------------------------------------------------
Celgene Corp.(b)                                        71,847       3,437,161
------------------------------------------------------------------------------
CSL Ltd. (Australia)                                    68,902       1,780,558
------------------------------------------------------------------------------
Dendreon Corp.(b)                                       12,845         319,198
------------------------------------------------------------------------------
Genzyme Corp.(b)                                        65,059       3,621,835
------------------------------------------------------------------------------
Gilead Sciences, Inc.(b)                               159,971       7,493,042
------------------------------------------------------------------------------
Incyte Corp.(b)                                         78,315         257,656
------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.(b)                            28,993         818,472
------------------------------------------------------------------------------
Pharmasset, Inc.(b)                                     20,400         229,500
------------------------------------------------------------------------------
Rigel Pharmaceuticals, Inc.(b)                          41,422         502,035
------------------------------------------------------------------------------
United Therapeutics Corp.(b)                            16,941       1,411,694
==============================================================================
                                                                    29,286,404
==============================================================================


DRUG RETAIL-2.38%

CVS Caremark Corp.                                      64,197       2,045,959
------------------------------------------------------------------------------
Drogasil S.A. (Brazil)                                 146,520       1,401,268
==============================================================================
                                                                     3,447,227
==============================================================================


HEALTH CARE DISTRIBUTORS-1.67%

Animal Health International, Inc.(b)                    45,215          70,083
------------------------------------------------------------------------------
McKesson Corp.                                          53,309       2,345,596
==============================================================================
                                                                     2,415,679
==============================================================================


HEALTH CARE EQUIPMENT-17.87%

Baxter International Inc.                               69,269       3,668,486
------------------------------------------------------------------------------
Becton, Dickinson and Co.                               49,873       3,556,444
------------------------------------------------------------------------------
Covidien PLC (Ireland)                                  83,280       3,118,003
------------------------------------------------------------------------------
Dexcom Inc.(b)                                          62,938         389,586
------------------------------------------------------------------------------
Hologic, Inc.(b)                                        72,855       1,036,727
------------------------------------------------------------------------------
Hospira, Inc.(b)                                        41,251       1,588,989
------------------------------------------------------------------------------
Insulet Corp.(b)                                        49,520         381,304
------------------------------------------------------------------------------
Medtronic, Inc.                                        138,435       4,829,997
------------------------------------------------------------------------------
Nobel Biocare Holding AG (Switzerland)                  24,515         537,344
------------------------------------------------------------------------------
ResMed Inc.(b)                                          26,421       1,076,127
------------------------------------------------------------------------------
Varian Medical Systems, Inc.(b)                         70,967       2,493,780
------------------------------------------------------------------------------
Wright Medical Group, Inc.(b)                           67,893       1,103,940
------------------------------------------------------------------------------
Zimmer Holdings, Inc.(b)                                48,434       2,063,289
==============================================================================
                                                                    25,844,016
==============================================================================


HEALTH CARE FACILITIES-2.35%

Assisted Living Concepts Inc.-Class A(b)                31,460         457,743
------------------------------------------------------------------------------
Rhoen-Klinikum AG (Germany)                            133,140       2,942,960
==============================================================================
                                                                     3,400,703
==============================================================================


HEALTH CARE SERVICES-8.33%

DaVita, Inc.(b)                                         56,959       2,817,192
------------------------------------------------------------------------------
Express Scripts, Inc.(b)                                44,408       3,053,050
------------------------------------------------------------------------------
Medco Health Solutions, Inc.(b)                         66,580       3,036,714
------------------------------------------------------------------------------
Omnicare, Inc.                                          57,542       1,482,282
------------------------------------------------------------------------------
Quest Diagnostics Inc.                                  29,326       1,654,866
==============================================================================
                                                                    12,044,104
==============================================================================


HEALTH CARE SUPPLIES-3.70%

Alcon, Inc.                                             24,943       2,896,381
------------------------------------------------------------------------------
DENTSPLY International Inc.                             49,965       1,524,932
------------------------------------------------------------------------------
Immucor, Inc.(b)                                        67,457         928,208
==============================================================================
                                                                     5,349,521
==============================================================================


HEALTH CARE TECHNOLOGY-0.83%

Allscripts-Misys Healthcare Solutions, Inc.             63,962       1,014,437
------------------------------------------------------------------------------
Medidata Solutions, Inc.(b)                             11,550         189,189
==============================================================================
                                                                     1,203,626
==============================================================================


LIFE & HEALTH INSURANCE-0.77%

Amil Participacoes S.A. (Brazil)(c)                    230,700       1,111,410
==============================================================================


LIFE SCIENCES TOOLS & SERVICES-8.68%

AMAG Pharmaceuticals, Inc.(b)                           19,999       1,093,345
------------------------------------------------------------------------------
Life Technologies Corp.(b)                              97,315       4,059,982
------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.                81,031       1,881,540
------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc.(b)                      135,224       5,513,083
==============================================================================
                                                                    12,547,950
==============================================================================


MANAGED HEALTH CARE-7.57%

Aetna Inc.                                              54,251       1,358,987
------------------------------------------------------------------------------
AMERIGROUP Corp.(b)                                     36,021         967,164
------------------------------------------------------------------------------
Aveta, Inc. (Acquired 12/21/05; Cost
  $1,655,802)(b)(c)                                    122,652         245,304
------------------------------------------------------------------------------
CIGNA Corp.                                             82,418       1,985,450
------------------------------------------------------------------------------
Health Net Inc.(b)                                      48,226         749,914
------------------------------------------------------------------------------
UnitedHealth Group Inc.                                 80,755       2,017,260
------------------------------------------------------------------------------
WellPoint Inc.(b)                                       71,100       3,618,279
==============================================================================
                                                                    10,942,358
==============================================================================


PHARMACEUTICALS-25.75%

Abbott Laboratories                                    121,833       5,731,024
------------------------------------------------------------------------------
Allergan, Inc.                                          54,662       2,600,818
------------------------------------------------------------------------------
ARYx Therapeutics, Inc.(b)                              82,292         339,866
------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. GLOBAL HEALTH CARE FUND

                                                       SHARES         VALUE
------------------------------------------------------------------------------
PHARMACEUTICALS-(CONTINUED)

Auxilium Pharmaceuticals Inc.(b)                        23,211    $    728,361
------------------------------------------------------------------------------
Bayer AG (Germany)                                      23,675       1,268,930
------------------------------------------------------------------------------
Cadence Pharmaceuticals, Inc.(b)                        75,089         750,139
------------------------------------------------------------------------------
EastPharma Ltd.-GDR (Turkey)(b)(c)                     114,132         370,929
------------------------------------------------------------------------------
Eli Lilly and Co.                                       33,698       1,167,299
------------------------------------------------------------------------------
Hikma Pharmaceuticals PLC (United Kingdom)             119,052         919,415
------------------------------------------------------------------------------
Ipsen S.A. (France)                                     33,959       1,482,488
------------------------------------------------------------------------------
Johnson & Johnson                                       96,438       5,477,678
------------------------------------------------------------------------------
Merck KGaA (Germany)                                    13,065       1,331,507
------------------------------------------------------------------------------
Novartis AG-ADR (Switzerland)                           53,971       2,201,477
------------------------------------------------------------------------------
Pharmstandard-GDR (Russia)(b)(c)                        23,450         354,095
------------------------------------------------------------------------------
Roche Holding AG (Switzerland)                          41,654       5,661,464
------------------------------------------------------------------------------
Shire PLC-ADR (United Kingdom)                          57,466       2,383,690
------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR (Israel)        33,100       1,633,154
------------------------------------------------------------------------------
Wyeth                                                   62,685       2,845,272
==============================================================================
                                                                    37,247,606
==============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $164,724,761)                                         144,840,604
==============================================================================



MONEY MARKET FUNDS-4.00%

Liquid Assets Portfolio-Institutional Class(d)       2,888,365       2,888,365
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)             2,888,364       2,888,364
==============================================================================
     Total Money Market Funds (Cost $5,776,729)                      5,776,729
==============================================================================
TOTAL INVESTMENTS-104.15% (Cost $170,501,490)                      150,617,333
==============================================================================
OTHER ASSETS LESS LIABILITIES-(4.15)%                               (5,999,699)
==============================================================================
NET ASSETS-100.00%                                                $144,617,634
______________________________________________________________________________
==============================================================================



Investment Abbreviations:

ADR  - American Depositary Receipt
GDR  - Global Depositary Receipt


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2009 was $2,081,738, which represented 1.44% of the Fund's Net Assets.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

PORTFOLIO COMPOSITION

By country, based on Net Assets
as of June 30, 2009



-------------------------------------------------------------------------
United States                                                        80.5%
-------------------------------------------------------------------------
Switzerland                                                           5.8
-------------------------------------------------------------------------
Germany                                                               3.8
-------------------------------------------------------------------------
United Kingdom                                                        2.3
-------------------------------------------------------------------------
Ireland                                                               2.2
-------------------------------------------------------------------------
Countries Each Less Than 2.0% of portfolio                            5.6
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                (0.2)
_________________________________________________________________________
=========================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. GLOBAL HEALTH CARE FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $164,724,761)                           $144,840,604
--------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost        5,776,729
================================================================================
     Total investments, at value (Cost $170,501,490)                 150,617,333
================================================================================
Foreign currencies, at value (Cost $48,092)                               47,673
--------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                         9,964
--------------------------------------------------------------------------------
  Fund shares sold                                                        85,856
--------------------------------------------------------------------------------
  Dividends                                                               80,818
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans         11,399
================================================================================
     Total assets                                                    150,853,043
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Investments purchased                                                5,730,611
--------------------------------------------------------------------------------
  Fund shares reacquired                                                  72,870
--------------------------------------------------------------------------------
  Foreign currency contracts outstanding                                 256,880
--------------------------------------------------------------------------------
  Accrued fees to affiliates                                             100,296
--------------------------------------------------------------------------------
  Accrued other operating expenses                                        39,369
--------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                        35,383
================================================================================
     Total liabilities                                                 6,235,409
================================================================================
Net assets applicable to shares outstanding                         $144,617,634
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $186,155,015
--------------------------------------------------------------------------------
Undistributed net investment income                                      747,820
--------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (22,156,908)
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                               (20,128,293)
================================================================================
                                                                    $144,617,634
________________________________________________________________________________
================================================================================



NET ASSETS:

Series I                                                            $121,514,083
________________________________________________________________________________
================================================================================
Series II                                                           $ 23,103,551
________________________________________________________________________________
================================================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Series I                                                               8,972,747
--------------------------------------------------------------------------------
Series II                                                              1,737,213
________________________________________________________________________________
================================================================================
Series I:
  Net asset value per share                                         $      13.54
________________________________________________________________________________
================================================================================
Series II:
  Net asset value per share                                         $      13.30
________________________________________________________________________________
================================================================================




STATEMENT OF OPERATIONS

For the six months ended June 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding
  taxes of $112,181)                       $   992,959
------------------------------------------------------
Dividends from affiliated money market
  funds (includes securities lending
  income of $118,730)                          142,927
======================================================
     Total investment income                 1,135,886
======================================================


EXPENSES:

Advisory fees                                  517,074
------------------------------------------------------
Administrative services fees                   194,214
------------------------------------------------------
Custodian fees                                  11,380
------------------------------------------------------
Distribution fees -- Series II                  25,828
------------------------------------------------------
Transfer agent fees                             17,910
------------------------------------------------------
Trustees' and officers' fees and
  benefits                                      12,328
------------------------------------------------------
Other                                           28,675
======================================================
     Total expenses                            807,409
======================================================
Less: Fees waived                               (4,139)
======================================================
     Net expenses                              803,270
======================================================
Net investment income                          332,616
======================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net
     gains (losses) from securities sold
     to affiliates of $(4,370))             (8,092,794)
------------------------------------------------------
  Foreign currencies                            96,313
------------------------------------------------------
  Foreign currency contracts                  (110,564)
======================================================
                                            (8,107,045)
======================================================
Change in net unrealized appreciation
  of:
  Investment securities                     18,705,775
------------------------------------------------------
  Foreign currencies                            10,440
------------------------------------------------------
  Foreign currency contracts                    65,317
======================================================
                                            18,781,532
======================================================
Net realized and unrealized gain            10,674,487
======================================================
Net increase in net assets resulting
  from operations                          $11,007,103
______________________________________________________
======================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. GLOBAL HEALTH CARE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2009 and the year ended December 31, 2008 (Unaudited)



                                                                             JUNE 30,       DECEMBER 31,
                                                                               2009             2008
--------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $    332,616     $    624,017
--------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                   (8,107,045)     (13,908,110)
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                       18,781,532      (53,954,663)
========================================================================================================
     Net increase (decrease) in net assets resulting from operations         11,007,103      (67,238,756)
========================================================================================================
Distributions to shareholders from net realized gains:
  Series I                                                                           --      (33,925,325)
--------------------------------------------------------------------------------------------------------
  Series II                                                                          --       (5,201,268)
========================================================================================================
     Total distributions from net realized gains                                    --       (39,126,593)
========================================================================================================
Share transactions-net:
  Series I                                                                  (16,179,866)        (970,476)
--------------------------------------------------------------------------------------------------------
  Series II                                                                   1,340,714       11,520,859
========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                         (14,839,152)      10,550,383
========================================================================================================
     Net increase (decrease) in net assets                                   (3,832,049)     (95,814,966)
========================================================================================================


NET ASSETS:

  Beginning of period                                                       148,449,683      244,264,649
========================================================================================================
  End of period (includes undistributed net investment income of
     $747,820 and $415,204, respectively)                                  $144,617,634     $148,449,683
________________________________________________________________________________________________________
========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. GLOBAL HEALTH CARE FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Global Health Care Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-one separate portfolios, (each constituting a "Fund"). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

  The Fund's investment objective is capital growth.

  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products").

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


AIM V.I. GLOBAL HEALTH CARE FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, management monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are available for issuance. Such events and transactions are monitored through the date of the report of independent registered public accounting firm for audited periods and 45 days from the period end date for all other periods.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- The Fund may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

        The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

J. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to

AIM V.I. GLOBAL HEALTH CARE FUND
      the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

L. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The maximum risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $250 million                                            0.75%
-------------------------------------------------------------------
Next $250 million                                             0.74%
-------------------------------------------------------------------
Next $500 million                                             0.73%
-------------------------------------------------------------------
Next $1.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.71%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.69%
-------------------------------------------------------------------
Over $10 billion                                              0.68%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through at least April 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. The Advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.

  Further, the Advisor has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended June 30, 2009, the Advisor waived advisory fees of $4,139.


AIM V.I. GLOBAL HEALTH CARE FUND

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2009, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco Aim for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2009, Invesco Aim was paid $24,795 for accounting and fund administrative services and reimbursed $169,419 for services provided by insurance companies.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2009, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                      LEVEL 1         LEVEL 2       LEVEL 3         TOTAL
----------------------------------------------------------------------------------------------------------------------------
Equity Securities                                                  $143,779,660     $6,592,369     $245,304     $150,617,333
----------------------------------------------------------------------------------------------------------------------------
Other Investments*                                                                    (244,462)                     (244,462)
============================================================================================================================
                                                                   $143,779,660     $6,347,907     $245,304     $150,372,871
____________________________________________________________________________________________________________________________
============================================================================================================================



* Other Investments includes foreign currency contracts, which are included at unrealized appreciation/(depreciation).

NOTE 4--DERIVATIVE INSTRUMENTS

Effective with the beginning of the Fund's fiscal year, the Fund has adopted the provisions of FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. The adoption of this provision has no impact on the results of operations reported in the financial statements.

VALUE OF DERIVATIVE INSTRUMENTS AT PERIOD-END


  The Table below summarizes the value of the Fund's derivative instruments, detailed by primary risk exposure, held as of June 30, 2009:

                                                                                       VALUE
                                                                              ----------------------
RISK EXPOSURE/ DERIVATIVE TYPE                                                ASSETS     LIABILITIES
----------------------------------------------------------------------------------------------------
Currency risk
  Foreign Currency Contracts(a)                                                $128       $(244,590)
____________________________________________________________________________________________________
====================================================================================================



(a) Values are disclosed on the Statement of Assets and Liabilities under the Foreign currency contracts outstanding line item.


AIM V.I. GLOBAL HEALTH CARE FUND

EFFECT OF DERIVATIVE INSTRUMENTS FOR THE SIX MONTHS ENDED JUNE 30, 2009


  The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

                                                                            LOCATION OF GAIN (LOSS)
                                                                           ON STATEMENT OF OPERATIONS
                                                                          ---------------------------
                                                                          FOREIGN CURRENCY CONTRACTS*
-----------------------------------------------------------------------------------------------------
Realized Gain (Loss)
  Currency risk                                                                    $(110,564)
-----------------------------------------------------------------------------------------------------
Change in Unrealized Appreciation (Depreciation)
  Currency risk                                                                       65,317
-----------------------------------------------------------------------------------------------------
Total                                                                              $ (45,247)
=====================================================================================================



* The average value outstanding of foreign currency contracts during the period was $5,278,104.

FOREIGN CURRENCY CONTRACTS AT PERIOD-END


                                         OPEN FOREIGN CURRENCY CONTRACTS
-----------------------------------------------------------------------------------------------------------------
                                                CONTRACT TO                                          UNREALIZED
SETTLEMENT                       ----------------------------------------                           APPRECIATION
DATE                                 DELIVER                 RECEIVE                VALUE          (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------

08/11/09                          CHF  2,220,000         USD    1,970,303        $2,044,028           $ (73,725)
-----------------------------------------------------------------------------------------------------------------
08/11/09                          CHF    485,000         USD      446,684           446,556                 128
-----------------------------------------------------------------------------------------------------------------
08/11/09                          EUR  1,425,000         USD    1,910,711         1,998,303             (87,592)
-----------------------------------------------------------------------------------------------------------------
08/11/09                          GBP    592,000         USD      890,457           973,730             (83,273)
=================================================================================================================
  Total open foreign
     currency contracts                                                                               $(244,462)
=================================================================================================================

                                        CLOSED FOREIGN CURRENCY CONTRACTS
-----------------------------------------------------------------------------------------------------------------
                                                CONTRACT TO                                           REALIZED
CLOSED                           ----------------------------------------                               GAIN
DATE                                 DELIVER                 RECEIVE                VALUE              (LOSS)
-----------------------------------------------------------------------------------------------------------------
06/15/09                          USD    401,264         EUR      290,000        $  388,846           $ (12,418)
=================================================================================================================
  Total foreign currency
     contracts                                                                                        $(256,880)
_________________________________________________________________________________________________________________
=================================================================================================================





Currency Abbreviations:
CHF  - Swiss Franc
EUR  - Euro
GBP  - British Pound Sterling
USD  - U.S. Dollar


NOTE 5--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2009, the Fund engaged in securities sales of $4,306, which resulted in net realized gains (losses) of $(4,370).

NOTE 6--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2009, the Fund paid legal fees of $1,609 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the

AIM V.I. GLOBAL HEALTH CARE FUND
custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of December 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
December 31, 2016                                                                  $12,235,818
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2009 was $44,693,431 and $49,654,593, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $  7,956,896
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (28,687,192)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $(20,730,296)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $171,347,629.


NOTE 10--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   JUNE 30, 2009(a)               DECEMBER 31, 2008
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                      592,434     $  7,318,908      2,216,216     $ 47,385,882
------------------------------------------------------------------------------------------------------------------------
  Series II                                                     220,317        2,628,594        477,003        9,789,685
========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                           --               --      2,846,084       33,925,325
------------------------------------------------------------------------------------------------------------------------
  Series II                                                          --               --        443,795        5,201,268
========================================================================================================================
Reacquired:
  Series I                                                   (1,931,209)     (23,498,774)    (4,039,623)     (82,281,683)
------------------------------------------------------------------------------------------------------------------------
  Series II                                                    (105,229)      (1,287,880)      (172,689)      (3,470,094)
========================================================================================================================
     Net increase (decrease) in share activity               (1,223,687)    $(14,839,152)     1,770,786     $ 10,550,383
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 72% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


AIM V.I. GLOBAL HEALTH CARE FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                        NET GAINS
                                                         (LOSSES)
                           NET ASSET        NET       ON SECURITIES              DISTRIBUTIONS
                             VALUE,     INVESTMENT        (BOTH      TOTAL FROM     FROM NET     NET ASSET
                           BEGINNING      INCOME       REALIZED AND  INVESTMENT     REALIZED    VALUE, END    TOTAL
                           OF PERIOD      (LOSS)       UNREALIZED)   OPERATIONS      GAINS       OF PERIOD  RETURN(a)
---------------------------------------------------------------------------------------------------------------------
SERIES I
Six months ended 06/30/09    $12.47       $ 0.03(c)       $ 1.04       $ 1.07        $   --       $13.54        8.58%
Year ended 12/31/08           24.06         0.07(c)(e)     (7.16)       (7.09)        (4.50)       12.47      (28.62)
Year ended 12/31/07           21.51        (0.01)(c)        2.56         2.55            --        24.06       11.85
Year ended 12/31/06           20.44        (0.04)(c)        1.11         1.07            --        21.51        5.24
Year ended 12/31/05           18.90        (0.06)           1.60         1.54            --        20.44        8.15
Year ended 12/31/04           17.57        (0.03)           1.36         1.33            --        18.90        7.57
---------------------------------------------------------------------------------------------------------------------
SERIES II
Six months ended 06/30/09     12.26         0.02(c)         1.02         1.04            --        13.30        8.48
Year ended 12/31/08           23.82         0.02(c)(e)     (7.08)       (7.06)        (4.50)       12.26      (28.78)
Year ended 12/31/07           21.36        (0.07)(c)        2.53         2.46            --        23.82       11.52
Year ended 12/31/06           20.34        (0.09)(c)        1.11         1.02            --        21.36        5.01
Year ended 12/31/05           18.86        (0.09)           1.57         1.48            --        20.34        7.85
Year ended 12/31/04(f)        18.19        (0.05)           0.72         0.67            --        18.86        3.68
_____________________________________________________________________________________________________________________
=====================================================================================================================

                                                                RATIO OF
                                               RATIO OF         EXPENSES
                                               EXPENSES      TO AVERAGE NET
                                              TO AVERAGE     ASSETS WITHOUT   RATIO OF NET
                                              NET ASSETS       FEE WAIVERS     INVESTMENT
                             NET ASSETS,   WITH FEE WAIVERS      AND/OR      INCOME (LOSS)
                            END OF PERIOD   AND/OR EXPENSES     EXPENSES       TO AVERAGE    PORTFOLIO
                           (000S OMITTED)      ABSORBED         ABSORBED       NET ASSETS   TURNOVER(b)
-------------------------------------------------------------------------------------------------------
SERIES I
Six months ended 06/30/09     $121,514           1.12%(d)         1.13%(d)        0.52%(d)       33%
Year ended 12/31/08            128,563           1.12             1.13            0.34(e)        67
Year ended 12/31/07            223,448           1.06             1.07           (0.06)          66
Year ended 12/31/06            235,509           1.10             1.10           (0.19)          79
Year ended 12/31/05            257,736           1.08             1.09           (0.24)          82
Year ended 12/31/04            354,889           1.11             1.11           (0.17)         175
-------------------------------------------------------------------------------------------------------
SERIES II
Six months ended 06/30/09       23,104           1.37(d)          1.38(d)         0.27(d)        33
Year ended 12/31/08             19,886           1.37             1.38            0.09(e)        67
Year ended 12/31/07             20,817           1.31             1.32           (0.31)          66
Year ended 12/31/06             97,646           1.35             1.35           (0.44)          79
Year ended 12/31/05                 11           1.33             1.34           (0.49)          82
Year ended 12/31/04(f)              10           1.36(g)          1.36(g)        (0.42)(g)      175
_______________________________________________________________________________________________________
=======================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)  Calculated using average shares outstanding.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $118,196 and $20,833 for Series I and Series II shares, respectively.
(e) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $5.23 per share owned of Allscripts-Misys Healthcare Solutions, Inc. on October 13, 2008. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.02 and 0.08% and $(0.03) and (0.17)% for Series I and Series II shares, respectively.
(f)  Commencement date of April 30, 2004.
(g)  Annualized


AIM V.I. GLOBAL HEALTH CARE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
    Series I        $1,000.00      $1,085.80       $5.79       $1,019.24       $5.61        1.12%
---------------------------------------------------------------------------------------------------
    Series II        1,000.00       1,084.80        7.08        1,018.00        6.85        1.37
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009 through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM V.I. GLOBAL HEALTH CARE FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the Board) of AIM        In addition to their meetings             was controlling. Each Trustee may have
Variable Insurance Funds is required under   throughout the year, the Sub-Committees      evaluated the information provided
the Investment Company Act of 1940 to        meet at designated contract renewal          differently from another Trustee and
approve annually the renewal of the AIM      meetings each year to conduct an in-depth    attributed different weight to the various
V.I. Global Health Care Fund (the Fund)      review of the performance, fees, expenses    factors. The Trustees recognized that the
investment advisory agreement with Invesco   and other matters related to their           advisory arrangements and resulting
Aim Advisors, Inc. (Invesco Aim) and the     assigned funds. During the contract          advisory fees for the Fund and the other
Master Intergroup Sub-Advisory Contract      renewal process, the Trustees receive        AIM Funds are the result of years of
for Mutual Funds (the sub-advisory           comparative performance and fee data         review and negotiation between the
contracts) with Invesco Asset Management     regarding the AIM Funds prepared by an       Trustees and Invesco Aim, that the
Deutschland GmbH, Invesco Asset Management   independent company, Lipper, Inc.            Trustees may focus to a greater extent on
Limited, Invesco Asset Management (Japan)    (Lipper), under the direction and            certain aspects of these arrangements in
Limited, Invesco Australia Limited,          supervision of the Senior Officer who also   some years than in others, and that the
Invesco Global Asset Management (N.A.),      prepares a separate analysis of this         Trustees' deliberations and conclusions in
Inc., Invesco Hong Kong Limited, Invesco     information for the Trustees. Each           a particular year may be based in part on
Institutional (N.A.), Inc., Invesco Senior   Sub-Committee then makes recommendations     their deliberations and conclusions
Secured Management, Inc. and Invesco         to the Investments Committee regarding the   regarding these same arrangements
Trimark Ltd. (collectively, the Affiliated   fees and expenses of their assigned funds.   throughout the year and in prior years.
Sub-Advisers). During contract renewal       The Investments Committee considers each
meetings held on June 16-17, 2009, the       Sub-Committee's recommendations and makes       The discussion below serves as a
Board as a whole, and the disinterested or   its own recommendations regarding the fees   summary of the Senior Officer's
"independent" Trustees voting separately,    and expenses of the AIM Funds to the full    independent written evaluation with
approved the continuance of the Fund's       Board. The Investments Committee also        respect to the Fund's investment advisory
investment advisory agreement and the        considers each Sub-Committee's               agreement as well as a discussion of the
sub-advisory contracts for another year,     recommendations in making its annual         material factors and related conclusions
effective July 1, 2009. In doing so, the     recommendation to the Board whether to       that formed the basis for the Board's
Board determined that the Fund's             approve the continuance of each Invesco      approval of the Fund's investment advisory
investment advisory agreement and the        Aim Fund's investment advisory agreement     agreement and sub-advisory contracts.
sub-advisory contracts are in the best       and sub-advisory contracts for another       Unless otherwise stated, information set
interests of the Fund and its shareholders   year.                                        forth below is as of June 17, 2009, and
and that the compensation to Invesco Aim                                                  does not reflect any changes that may have
and the Affiliated Sub-Advisers under the       The independent Trustees met separately   occurred since that date, including but
Fund's investment advisory agreement and     during their evaluation of the Fund's        not limited to changes to the Fund's
sub-advisory contracts is fair and           investment advisory agreement and            performance, advisory fees, expense
reasonable.                                  sub-advisory contracts with independent      limitations and/or fee waivers.
                                             legal counsel. The independent Trustees
THE BOARD'S FUND EVALUATION PROCESS          were also assisted in their annual           FACTORS AND CONCLUSIONS AND SUMMARY OF
                                             evaluation of the Fund's investment          INDEPENDENT WRITTEN FEE EVALUATION
The Board's Investments Committee has        advisory agreement by the Senior Officer.
established three Sub-Committees that are    One responsibility of the Senior Officer        A. Nature, Extent and Quality of
responsible for overseeing the management    is to manage the process by which the AIM          Services Provided by Invesco Aim
of a number of the series portfolios of      Funds' proposed management fees are
the AIM Funds. This Sub-Committee            negotiated during the annual contract        The Board reviewed the advisory services
structure permits the Trustees to focus on   renewal process to ensure that they are      provided to the Fund by Invesco Aim under
the performance of the AIM Funds that have   negotiated in a manner that is at arms'      the Fund's investment advisory agreement,
been assigned to them. The Sub-Committees    length and reasonable. Accordingly, the      the performance of Invesco Aim in
meet throughout the year to review the       Senior Officer must either supervise a       providing these services, and the
performance of their assigned funds, and     competitive bidding process or prepare an    credentials and experience of the officers
the Sub-Committees review monthly and        independent written evaluation. The Senior   and employees of Invesco Aim who provide
quarterly comparative performance            Officer recommended that an independent      these services. The Board's review of the
information and periodic asset flow data     written evaluation be provided and, at the   qualifications of Invesco Aim to provide
for their assigned funds. These materials    direction of the Board, prepared an          these services included the Board's
are prepared under the direction and         independent written evaluation.              consideration of Invesco Aim's portfolio
supervision of the independent Senior                                                     and product review process, various back
Officer, an officer of the AIM Funds who        During the annual contract renewal        office support functions provided by
reports directly to the independent          process, the Board considered the factors    Invesco Aim and its affiliates, and
Trustees. Over the course of each year,      discussed below in evaluating the fairness   Invesco Aim's equity and fixed income
the Sub-Committees meet with portfolio       and reasonableness of the Fund's             trading operations. The Board concluded
managers for their assigned funds and        investment advisory agreement and            that the nature, extent and quality of the
other members of management and review       sub-advisory contracts. The Board            advisory services provided to the Fund by
with these individuals the performance,      considered all of the information provided   Invesco Aim are appropriate and that
investment objective(s), policies,           to them, including information provided at   Invesco Aim currently is providing
strategies and limitations of these funds.   their meetings throughout the year as part   satisfactory advisory services in
                                             of their ongoing oversight of the Fund,      accordance with the terms of the Fund's
                                             and did not identify any particular factor   investment advisory agreement. In
                                             that                                         addition, based on their

AIM V.I. GLOBAL HEALTH CARE FUND                                                                                           continued

ongoing meetings throughout the year with    advisory agreement. The Board did not view   expense limitations/waivers) to the
the Fund's portfolio manager or managers,    fund performance as a relevant factor in     advisory fee rates of other domestic
the Board concluded that these individuals   considering whether to approve the           clients of Invesco Aim and its affiliates
are competent and able to continue to        sub-advisory contracts for the Fund, as no   with investment strategies comparable to
carry out their responsibilities under the   Affiliated Sub-Adviser currently manages     those of the Fund, including one mutual
Fund's investment advisory agreement.        assets of the Fund.                          fund advised by Invesco Aim and one mutual
                                                                                          fund sub-advised by an Invesco Aim
   In determining whether to continue the       The Board compared the Fund's             affiliate. The Board noted that the Fund's
Fund's investment advisory agreement, the    performance during the past one, three and   rate was: (i) above the effective fee rate
Board considered the prior relationship      five calendar years to the performance of    for the mutual fund advised by Invesco
between Invesco Aim and the Fund, as well    all funds in the Lipper performance          Aim; and (ii) above the sub-adviser
as the Board's knowledge of Invesco Aim's    universe that are not managed by Invesco     effective fee rate for the domestic mutual
operations, and concluded that it is         Aim or an Affiliated Sub-Adviser and         fund sub-advised by an Invesco Aim
beneficial to maintain the current           against the Lipper VA Underlying Funds -     affiliate.
relationship, in part, because of such       Health/Biotechnology Index. The Board
knowledge. The Board also considered the     noted that the Fund's performance was in        The Board noted that Invesco Aim
steps that Invesco Aim and its affiliates    the third quintile of its performance        contractually agreed to waive fees and/or
continue to take to improve the quality      universe for the one year period and the     limit expenses of the Fund through at
and efficiency of the services they          fifth quintile for the three and five year   least April 30, 2010 in an amount
provide to the AIM Funds in the areas of     periods (the first quintile being the best   necessary to limit total annual operating
investment performance, product line         performing funds and the fifth quintile      expenses to a specified percentage of
diversification, distribution, fund          being the worst performing funds). The       average daily net assets for each class of
operations, shareholder services and         Board noted that the Fund's performance      the Fund. The Board noted that at the
compliance. The Board concluded that the     was below the performance of the Index for   current expense ratio for the Fund, the
quality and efficiency of the services       the one, three and five year periods.        expense waiver does not have any impact.
Invesco Aim and its affiliates provide to    Although the independent written
the AIM Funds in each of these areas         evaluation of the Fund's Senior Officer         The Board also considered the services
support the Board's approval of the          only considered Fund performance through     provided by the Affiliated Sub-Advisers
continuance of the Fund's investment         the most recent calendar year, the Board     pursuant to the sub-advisory contracts and
advisory agreement.                          also reviewed more recent Fund performance   the services provided by Invesco Aim
                                             and this review did not change their         pursuant to the Fund's advisory agreement,
   B. Nature, Extent and Quality of          conclusions. The Board noted that, in        as well as the allocation of fees between
      Services Provided by Affiliated        response to the Board's focus on fund        Invesco Aim and the Affiliated
      Sub-Advisers                           performance, Invesco Aim has taken a         Sub-Advisers pursuant to the sub-advisory
                                             number of actions intended to improve the    contracts. The Board noted that the
The Board reviewed the services provided     investment process for the funds.            sub-advisory fees have no direct effect on
by the Affiliated Sub-Advisers under the                                                  the Fund or its shareholders, as they are
sub-advisory contracts and the credentials      D. Advisory and Sub-Advisory Fees and     paid by Invesco Aim to the Affiliated
and experience of the officers and                 Fee Waivers                            Sub-Advisers, and that Invesco Aim and the
employees of the Affiliated Sub-Advisers                                                  Affiliated Sub-Advisers are affiliates.
who provide these services. The Board        The Board compared the Fund's contractual
concluded that the nature, extent and        advisory fee rate to the contractual            After taking account of the Fund's
quality of the services provided by the      advisory fee rates of funds in the Fund's    contractual advisory fee rate, the
Affiliated Sub-Advisers are appropriate.     Lipper expense group that are not managed    contractual sub-advisory fee rate, the
The Board noted that the Affiliated          by Invesco Aim or an Affiliated              comparative advisory fee information, the
Sub-Advisers, which have offices and         Sub-Adviser, at a common asset level. The    expense limitations and other relevant
personnel that are geographically            Board noted that the Fund's contractual      factors, the Board concluded that the
dispersed in financial centers around the    advisory fee rate was below the median       Fund's advisory and sub-advisory fees are
world, can provide research and other        contractual advisory fee rate of funds in    fair and reasonable.
information and make recommendations on      its expense group. The Board also reviewed
the markets and economies of various         the methodology used by Lipper in               E. Economies of Scale and Breakpoints
countries and securities of companies        determining contractual fee rates, which
located in such countries or on various      included using audited financial data from   The Board considered the extent to which
types of investments and investment          the most recent annual report of each fund   there are economies of scale in the
techniques. The Board concluded that the     in the expense group that was publicly       provision of advisory services to the
sub-advisory contracts benefit the Fund      available as of the end of the past          Fund. The Board also considered whether
and its shareholders by permitting Invesco   calendar year. The Board noted that some     the Fund benefits from such economies of
Aim to utilize the additional resources      comparative data was at least one year old   scale through contractual breakpoints in
and talent of the Affiliated Sub-Advisers    and did not reflect the market downturn      the Fund's advisory fee schedule. The
in managing the Fund.                        that occurred in the fourth quarter of       Board noted that the Fund's contractual
                                             2008.                                        advisory fee schedule currently includes
   C. Fund Performance                                                                    seven breakpoints, but that due to the
                                                The Board also compared the Fund's        Fund's asset level at the end of the past
The Board considered fund performance as a   effective fee rate (the advisory fee after   calendar year, the Fund is not currently
relevant factor in considering whether to    any advisory fee waivers and before any      benefiting from the breakpoints. The Board
approve the investment                                                                    also noted that the Fund shares

AIM V.I. GLOBAL HEALTH CARE FUND                                                                                           continued

directly in economies of scale through       its affiliates in providing these services
lower fees charged by third party service    and the organizational structure employed
providers based on the combined size of      by Invesco Aim and its affiliates to
all of the AIM Funds and affiliates.         provide these services. The Board also
                                             considered that these services are
   F. Profitability and Financial            provided to the Fund pursuant to written
      Resources                              contracts that are reviewed and approved
                                             on an annual basis by the Board. The Board
The Board reviewed information from          concluded that Invesco Aim and its
Invesco Aim concerning the costs of the      affiliates are providing these services in
advisory and other services that Invesco     a satisfactory manner and in accordance
Aim and its affiliates provide to the Fund   with the terms of their contracts, and are
and the profitability of Invesco Aim and     qualified to continue to provide these
its affiliates in providing these            services to the Fund.
services. The Board also reviewed
information concerning the financial            The Board considered the benefits
condition of Invesco Aim and its             realized by Invesco Aim and the Affiliated
affiliates. The Board reviewed with          Sub-Advisers as a result of portfolio
Invesco Aim the methodology used to          brokerage transactions executed through
prepare the profitability information. The   "soft dollar" arrangements. The Board
Board considered the overall profitability   noted that soft dollar arrangements shift
of Invesco Ltd., the ultimate parent of      the payment obligation for research and
Invesco Aim and the Affiliated               execution services from Invesco Aim and
Sub-Advisers, and of Invesco Aim, as well    the Affiliated Sub-Advisers to the funds
as the profitability of Invesco Aim in       and therefore may reduce Invesco Aim's and
connection with managing the Fund. The       the Affiliated Sub-Advisers' expenses. The
Board noted that Invesco Aim continues to    Board concluded that Invesco Aim's and the
operate at a net profit, although the        Affiliated Sub-Advisers' soft dollar
reduction of assets under management as a    arrangements are appropriate. The Board
result of market movements and the           also concluded that, based on their review
increase in voluntary fee waivers for        and representations made by the Chief
affiliated money market funds have reduced   Compliance Officer of Invesco Aim, these
the profitability of Invesco Aim and its     arrangements are consistent with
affiliates. The Board concluded that the     regulatory requirements.
Fund's fees are fair and reasonable, and
that the level of profits realized by           The Board considered the fact that the
Invesco Aim and its affiliates from          Fund's uninvested cash and cash collateral
providing services to the Fund is not        from any securities lending arrangements
excessive in light of the nature, quality    may be invested in money market funds
and extent of the services provided. The     advised by Invesco Aim pursuant to
Board considered whether Invesco Aim is      procedures approved by the Board. The
financially sound and has the resources      Board noted that Invesco Aim will receive
necessary to perform its obligations under   advisory fees from these affiliated money
the Fund's investment advisory agreement,    market funds attributable to such
and concluded that Invesco Aim has the       investments, although Invesco Aim has
financial resources necessary to fulfill     contractually agreed to waive through at
these obligations. The Board also            least June 30, 2010, the advisory fees
considered whether each Affiliated           payable by the Fund in an amount equal to
Sub-Adviser is financially sound and has     100% of the net advisory fee Invesco Aim
the resources necessary to perform its       receives from the affiliated money market
obligations under the sub-advisory           funds with respect to the Fund's
contracts, and concluded that each           investment in the affiliated money market
Affiliated Sub-Adviser has the financial     funds of uninvested cash, but not cash
resources necessary to fulfill these         collateral. The Board concluded that the
obligations.                                 Fund's investment of uninvested cash and
                                             cash collateral from any securities
   G. Collateral Benefits to Invesco Aim     lending arrangements in the affiliated
      and its Affiliates                     money market funds is in the best
                                             interests of the Fund and its
The Board considered various other           shareholders.
benefits received by Invesco Aim and its
affiliates resulting from Invesco Aim's
relationship with the Fund, including the
fees received by Invesco Aim and its
affiliates for their provision of
administrative, transfer agency and
distribution services to the Fund. The
Board considered the performance of
Invesco Aim and

AIM V.I. GLOBAL HEALTH CARE FUND

[INVESCO AIM LOGO]             AIM V.I. GLOBAL REAL ESTATE FUND
 --SERVICE MARK--              Semiannual Report to Shareholders o June 30, 2009

                                                              [MOUNTAIN GRAPHIC]

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC
Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products")
that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco Aim Web site,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site,
sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital
Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. will be merged into
Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN
MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

Invesco Aim Distributors, Inc.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================   ==========================================
PERFORMANCE SUMMARY                                                                       AVERAGE ANNUAL TOTAL RETURNS
                                                                                          As of 6/30/09
FUND VS. INDEXES
                                                                                          SERIES I SHARES
Cumulative total returns, 12/31/08 to 6/30/09, excluding variable product issuer          Inception (3/31/98)                  5.94%
charges. If variable product issuer charges were included, returns would be lower.        10 Years                             7.86
                                                                                           5 Years                             2.27
Series I Shares                                                                   3.36%    1 Year                            -33.24
Series II Shares                                                                  3.08
MSCI World Index(Triangle) (Broad Market Index)                                   6.35    SERIES II SHARES
FTSE EPRA/NAREIT Developed Real Estate Index(Square) (Style-Specific Index)       5.88    10 Years                             7.60
Lipper VUF Real Estate Funds Category Average(Triangle) (Peer Group)             -5.19     5 Years                             2.02
                                                                                           1 Year                            -33.43
(Triangle) Lipper Inc.; (Square) Invesco Aim, Bloomberg L.P.                              ==========================================

The MSCI WORLD INDEX--SERVICE MARK-- is a free float-adjusted market capitalization       INFORMATION LINE, 866 702 4402. AS
index that is designed to measure global developed market equity performance.             MENTIONED ABOVE, FOR THE MOST RECENT
                                                                                          MONTH-END PERFORMANCE INCLUDING VARIABLE
   The FTSE EPRA/NAREIT DEVELOPED REAL ESTATE INDEX is designed to track the              PRODUCT CHARGES, PLEASE CONTACT YOUR
performance of listed real estate companies and REITs worldwide. It is compiled by the    VARIABLE PRODUCT ISSUER OR FINANCIAL
FTSE Group, National Association of Real Estate Investment Trusts, and European Public    ADVISOR.
Real Estate Association.
                                                                                             HAD THE ADVISOR NOT WAIVED FEES AND/OR
   The LIPPER VUF REAL ESTATE FUNDS CATEGORY AVERAGE represents an average of all of      REIMBURSED EXPENSES IN THE PAST,
the variable insurance underlying funds in the Lipper Real Estate Funds category. These   PERFORMANCE WOULD HAVE BEEN LOWER.
funds invest at least 65% of their portfolios in equity securities of domestic and foreign companies engaged in the real estate industry.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of the peer group reflects fund expenses; performance of a market index does not.
=======================================================================================

SERIES II SHARES' INCEPTION DATE IS APRIL       THE TOTAL ANNUAL FUND OPERATING EXPENSE
30, 2004. RETURNS SINCE THAT DATE ARE        RATIO SET FORTH IN THE MOST RECENT FUND
HISTORICAL. ALL OTHER RETURNS ARE THE        PROSPECTUS AS OF THE DATE OF THIS REPORT
BLENDED RETURNS OF THE HISTORICAL            FOR SERIES I AND SERIES II SHARES WAS
PERFORMANCE OF SERIES II SHARES SINCE        1.17% AND 1.42%, RESPECTIVELY. THE EXPENSE
THEIR INCEPTION AND THE RESTATED             RATIOS PRESENTED ABOVE MAY VARY FROM THE
HISTORICAL PERFORMANCE OF SERIES I SHARES    EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
(FOR PERIODS PRIOR TO INCEPTION OF SERIES    OF THIS REPORT THAT ARE BASED ON EXPENSES
II SHARES) ADJUSTED TO REFLECT THE RULE      INCURRED DURING THE PERIOD COVERED BY THIS
12B-1 FEES APPLICABLE TO SERIES II SHARES.   REPORT.
THE INCEPTION DATE OF SERIES I SHARES IS
MARCH 31, 1998.                                 AIM V.I. GLOBAL REAL ESTATE FUND, A
                                             SERIES PORTFOLIO OF AIM VARIABLE INSURANCE
   THE PERFORMANCE OF THE FUND'S SERIES I    FUNDS, IS CURRENTLY OFFERED THROUGH
AND SERIES II SHARE CLASSES WILL DIFFER      INSURANCE COMPANIES ISSUING VARIABLE
PRIMARILY DUE TO DIFFERENT CLASS EXPENSES.   PRODUCTS. YOU CANNOT PURCHASE SHARES OF
                                             THE FUND DIRECTLY. PERFORMANCE FIGURES
   THE PERFORMANCE DATA QUOTED REPRESENT     GIVEN REPRESENT THE FUND AND ARE NOT
PAST PERFORMANCE AND CANNOT GUARANTEE        INTENDED TO REFLECT ACTUAL VARIABLE
COMPARABLE FUTURE RESULTS; CURRENT           PRODUCT VALUES. THEY DO NOT REFLECT SALES
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   CHARGES, EXPENSES AND FEES ASSESSED IN
CONTACT YOUR VARIABLE PRODUCT ISSUER OR      CONNECTION WITH A VARIABLE PRODUCT. SALES
FINANCIAL ADVISOR FOR THE MOST RECENT        CHARGES, EXPENSES AND FEES, WHICH ARE
MONTH-END VARIABLE PRODUCT PERFORMANCE.      DETERMINED BY THE VARIABLE PRODUCT
PERFORMANCE FIGURES REFLECT FUND EXPENSES,   ISSUERS, WILL VARY AND WILL LOWER THE
REINVESTED DISTRIBUTIONS AND CHANGES IN      TOTAL RETURN.
NET ASSET VALUE. INVESTMENT RETURN AND
PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU      THE MOST RECENT MONTH-END PERFORMANCE
MAY HAVE A GAIN OR LOSS WHEN YOU SELL        DATA AT THE FUND LEVEL, EXCLUDING VARIABLE
SHARES.                                      PRODUCT CHARGES, IS AVAILABLE ON THE
                                             INVESCO AIM AUTOMATED

AIM V.I. GLOBAL REAL ESTATE FUND

SCHEDULE OF INVESTMENTS(a)

June 30, 2009
(Unaudited)



                                                       SHARES         VALUE
------------------------------------------------------------------------------

FOREIGN REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS & OTHER
  EQUITY INTERESTS-95.95%

AUSTRALIA-9.48%

CFS Retail Property Trust                              871,174    $  1,151,593
------------------------------------------------------------------------------
Dexus Property Group                                 1,781,123       1,067,611
------------------------------------------------------------------------------
GPT Group                                            2,881,209       1,124,404
------------------------------------------------------------------------------
Mirvac Group                                           655,642         564,979
------------------------------------------------------------------------------
Stockland                                              619,218       1,587,511
------------------------------------------------------------------------------
Westfield Group                                        486,259       4,428,376
==============================================================================
                                                                     9,924,474
==============================================================================


AUSTRIA-0.23%

Conwert Immobilien Invest S.E.(b)                       30,305         244,790
==============================================================================


CANADA-2.66%

Canadian REIT                                           30,400         641,156
------------------------------------------------------------------------------
Morguard REIT                                           23,500         194,979
------------------------------------------------------------------------------
Primaris Retail REIT                                    36,400         369,610
------------------------------------------------------------------------------
RioCan REIT                                            120,100       1,579,891
==============================================================================
                                                                     2,785,636
==============================================================================


CHINA-1.44%

Agile Property Holdings Ltd.                           160,000         227,641
------------------------------------------------------------------------------
Shimao Property Holdings Ltd.                          428,000         827,298
------------------------------------------------------------------------------
Sino-Ocean Land Holdings Ltd.                          393,000         448,403
==============================================================================
                                                                     1,503,342
==============================================================================


FINLAND-0.27%

Citycon Oyj                                            109,376         285,294
==============================================================================


FRANCE-4.79%

ICADE                                                    6,876         565,285
------------------------------------------------------------------------------
Klepierre                                               29,187         752,506
------------------------------------------------------------------------------
Unibail-Rodamco                                         24,745       3,693,881
==============================================================================
                                                                     5,011,672
==============================================================================


GERMANY-0.25%

Deutsche Euroshop AG                                     8,434         259,612
==============================================================================


HONG KONG-18.11%

China Overseas Land & Investment Ltd.                1,044,301       2,417,883
------------------------------------------------------------------------------
China Resources Land Ltd.                              743,800       1,637,604
------------------------------------------------------------------------------
Hang Lung Properties Ltd.                              638,000       2,111,561
------------------------------------------------------------------------------
Henderson Land Development Co. Ltd.                    308,000       1,766,518
------------------------------------------------------------------------------
Hongkong Land Holdings Ltd.                            400,000       1,412,165
------------------------------------------------------------------------------
Hysan Development Co. Ltd.                              90,000         231,095
------------------------------------------------------------------------------
Kerry Properties Ltd.                                  266,900       1,186,374
------------------------------------------------------------------------------
Link REIT (The)                                        438,500         935,838
------------------------------------------------------------------------------
New World Development Co., Ltd.                        106,000         191,756
------------------------------------------------------------------------------
Sino Land Co. Ltd.                                     358,000         588,283
------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd.                           520,000       6,472,479
==============================================================================
                                                                    18,951,556
==============================================================================


JAPAN-14.24%

AEON Mall Co., Ltd.                                     22,200         420,027
------------------------------------------------------------------------------
Japan Real Estate Investment Corp.                         159       1,321,906
------------------------------------------------------------------------------
Mitsubishi Estate Co. Ltd.                             297,000       4,919,576
------------------------------------------------------------------------------
Mitsui Fudosan Co., Ltd.                               244,000       4,226,819
------------------------------------------------------------------------------
Nippon Building Fund Inc.                                  178       1,526,057
------------------------------------------------------------------------------
NTT Urban Development Corp.                                609         587,173
------------------------------------------------------------------------------
Sumitomo Realty & Development Co., Ltd.                 88,000       1,600,569
------------------------------------------------------------------------------
TOKYU REIT, Inc.                                            56         303,410
==============================================================================
                                                                    14,905,537
==============================================================================


NETHERLANDS-2.91%

Corio N.V.                                              29,656       1,445,023
------------------------------------------------------------------------------
Eurocommercial Properties N.V.(b)                        7,518         231,416
------------------------------------------------------------------------------
VastNed Retail N.V.                                      8,181         407,245
------------------------------------------------------------------------------
Wereldhave N.V.                                         12,829         955,755
==============================================================================
                                                                     3,039,439
==============================================================================


SINGAPORE-3.53%

Ascendas Real Estate Investment Trust                  563,779         617,133
------------------------------------------------------------------------------
Capitaland Ltd.                                      1,011,000       2,567,634
------------------------------------------------------------------------------
CapitaMall Trust                                       522,550         503,091
==============================================================================
                                                                     3,687,858
==============================================================================


SWEDEN-0.46%

Hufvudstaden A.B.                                       77,609         482,674
==============================================================================


UNITED KINGDOM-5.70%

Big Yellow Group PLC(b)                                 39,311         221,146
------------------------------------------------------------------------------
British Land Co. PLC                                   222,980       1,401,099
------------------------------------------------------------------------------
Derwent London PLC                                      59,353         912,838
------------------------------------------------------------------------------
Great Portland Estates PLC                             144,656         523,478
------------------------------------------------------------------------------
Hammerson PLC                                          122,356         619,992
------------------------------------------------------------------------------
Land Securities Group PLC                              168,960       1,314,260
------------------------------------------------------------------------------
Segro PLC                                            1,841,328         737,247
------------------------------------------------------------------------------
Shaftesbury PLC                                         47,335         234,947
==============================================================================
                                                                     5,965,007
==============================================================================


UNITED STATES-31.88%

Acadia Realty Trust                                     26,641         347,665
------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc.                   18,400         658,536
------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. GLOBAL REAL ESTATE FUND

                                                       SHARES         VALUE
------------------------------------------------------------------------------
UNITED STATES-(CONTINUED)

AMB Property Corp.                                      23,000    $    432,630
------------------------------------------------------------------------------
AvalonBay Communities, Inc.                             16,142         902,983
------------------------------------------------------------------------------
Boston Properties, Inc.                                 34,600       1,650,420
------------------------------------------------------------------------------
Camden Property Trust                                   39,482       1,089,703
------------------------------------------------------------------------------
DCT Industrial Trust Inc.                              138,000         563,040
------------------------------------------------------------------------------
Digital Realty Trust, Inc.                              35,900       1,287,015
------------------------------------------------------------------------------
EastGroup Properties, Inc.                              10,900         359,918
------------------------------------------------------------------------------
Equity Residential                                      85,277       1,895,708
------------------------------------------------------------------------------
Essex Property Trust, Inc.                              15,900         989,457
------------------------------------------------------------------------------
Federal Realty Investment Trust                         23,000       1,184,960
------------------------------------------------------------------------------
HCP, Inc.                                               54,948       1,164,348
------------------------------------------------------------------------------
Health Care REIT, Inc.                                  39,167       1,335,595
------------------------------------------------------------------------------
Highwoods Properties, Inc.                              35,900         803,083
------------------------------------------------------------------------------
Host Hotels & Resorts Inc.(b)                          119,060         998,913
------------------------------------------------------------------------------
Kilroy Realty Corp.                                     17,800         365,612
------------------------------------------------------------------------------
Kimco Realty Corp.                                      31,100         312,555
------------------------------------------------------------------------------
Liberty Property Trust                                  38,300         882,432
------------------------------------------------------------------------------
Macerich Co. (The)                                      28,857         508,172
------------------------------------------------------------------------------
Mack-Cali Realty Corp.                                  23,000         524,400
------------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.                 12,700         466,217
------------------------------------------------------------------------------
Nationwide Health Properties, Inc.                      47,371       1,219,330
------------------------------------------------------------------------------
OMEGA Healthcare Investors, Inc.                        32,472         503,965
------------------------------------------------------------------------------
ProLogis                                               102,414         825,457
------------------------------------------------------------------------------
Public Storage                                          30,800       2,016,784
------------------------------------------------------------------------------
Regency Centers Corp.                                   28,100         980,971
------------------------------------------------------------------------------
Senior Housing Properties Trust                         54,788         894,140
------------------------------------------------------------------------------
Simon Property Group, Inc.                              68,922       3,544,658
------------------------------------------------------------------------------
SL Green Realty Corp.                                   23,708         543,862
------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                8,173         181,441
------------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc.                     17,800         577,254
------------------------------------------------------------------------------
Ventas, Inc.                                            49,800       1,487,028
------------------------------------------------------------------------------
Vornado Realty Trust                                    32,617       1,468,744
------------------------------------------------------------------------------
Washington REIT                                         17,684         395,591
==============================================================================
                                                                    33,362,587
==============================================================================
     Total Foreign Real Estate Investment Trusts,
       Common Stocks & Other Equity Interests
       (Cost $106,989,265)                                         100,409,478
==============================================================================



MONEY MARKET FUNDS-4.04%

Liquid Assets Portfolio-Institutional Class(c)       2,111,187       2,111,187
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)             2,111,187       2,111,187
==============================================================================
     Total Money Market Funds (Cost $4,222,374)                      4,222,374
==============================================================================
TOTAL INVESTMENTS-99.99% (Cost $111,211,639)                       104,631,852
==============================================================================
OTHER ASSETS LESS LIABILITIES-0.01%                                     14,207
==============================================================================
NET ASSETS-100.00%                                                $104,646,059
______________________________________________________________________________
==============================================================================



Investment Abbreviations:

REIT  - Real Estate Investment Trust


Notes to Schedule of Investments:

(a) Property type classifications used in this report are generally according to FTSE ERPA/NAREIT Global Real Estate Index, which is exclusively owned by the FTSE Group, the European Public Real Estate Association (ERPA), the National Association of Real Estate Investment Trusts (NAREIT) and Euronext Indices BV.
(b)   Non-income producing security.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

PORTFOLIO COMPOSITION

By property type, based on Net Assets
as of June 30, 2009



-------------------------------------------------------------------------
Diversified                                                          40.9%
-------------------------------------------------------------------------
Retail                                                               20.1
-------------------------------------------------------------------------
Office                                                               10.5
-------------------------------------------------------------------------
Residential                                                          10.4
-------------------------------------------------------------------------
Healthcare                                                            6.3
-------------------------------------------------------------------------
Industrial                                                            3.4
-------------------------------------------------------------------------
Self Storage                                                          2.1
-------------------------------------------------------------------------
Specialty                                                             1.2
-------------------------------------------------------------------------
Lodging-Resorts                                                       1.1
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 4.0
_________________________________________________________________________
=========================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. GLOBAL REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $106,989,265)                           $100,409,478
--------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost        4,222,374
================================================================================
     Total investments, at value (Cost $111,211,639)                 104,631,852
================================================================================
Foreign currencies, at value (Cost $597,292)                             597,205
--------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                        91,839
--------------------------------------------------------------------------------
  Fund shares sold                                                       268,945
--------------------------------------------------------------------------------
  Dividends                                                              440,426
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans          6,468
--------------------------------------------------------------------------------
Other assets                                                               1,149
================================================================================
     Total assets                                                    106,037,884
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Investments purchased                                                1,031,605
--------------------------------------------------------------------------------
  Fund shares reacquired                                                 194,406
--------------------------------------------------------------------------------
  Amount due custodian                                                    38,857
--------------------------------------------------------------------------------
  Accrued fees to affiliates                                              59,254
--------------------------------------------------------------------------------
  Accrued other operating expenses                                        52,553
--------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                        15,150
================================================================================
     Total liabilities                                                 1,391,825
================================================================================
Net assets applicable to shares outstanding                         $104,646,059
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $157,974,838
--------------------------------------------------------------------------------
Undistributed net investment income                                    1,348,282
--------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (48,098,663)
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                                (6,578,398)
================================================================================
                                                                    $104,646,059
________________________________________________________________________________
================================================================================



NET ASSETS:

Series I                                                            $ 98,211,191
________________________________________________________________________________
================================================================================
Series II                                                           $  6,434,868
________________________________________________________________________________
================================================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Series I                                                              10,298,751
________________________________________________________________________________
================================================================================
Series II                                                                685,676
________________________________________________________________________________
================================================================================
Series I:
  Net asset value per share                                         $       9.54
________________________________________________________________________________
================================================================================
Series II:
  Net asset value per share                                         $       9.38
________________________________________________________________________________
================================================================================




STATEMENT OF OPERATIONS

For the six months ended June 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding
  taxes of $126,493)                      $  2,103,053
------------------------------------------------------
Dividends from affiliated money market
  funds (includes securities lending
  income of $83,398)                            89,379
======================================================
     Total investment income                 2,192,432
======================================================


EXPENSES:

Advisory fees                                  302,183
------------------------------------------------------
Administrative services fees                   118,459
------------------------------------------------------
Custodian fees                                  42,387
------------------------------------------------------
Distribution fees -- Series II                   5,848
------------------------------------------------------
Transfer agent fees                             13,761
------------------------------------------------------
Trustees' and officers' fees and
  benefits                                      11,221
------------------------------------------------------
Other                                           32,153
======================================================
     Total expenses                            526,012
======================================================
Less: Fees waived and reimbursed
  expenses                                      (2,999)
======================================================
     Net expenses                              523,013
======================================================
Net investment income                        1,669,419
======================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                    (19,346,905)
------------------------------------------------------
  Foreign currencies                           (33,397)
======================================================
                                           (19,380,302)
======================================================
Change in net unrealized appreciation
  of:
  Investment securities                     20,849,518
------------------------------------------------------
  Foreign currencies                             1,744
======================================================
                                            20,851,262
======================================================
Net realized and unrealized gain             1,470,960
======================================================
Net increase in net assets resulting
  from operations                         $  3,140,379
______________________________________________________
======================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. GLOBAL REAL ESTATE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2009 and the year ended December 31, 2008 (Unaudited)



                                                                             JUNE 30,      DECEMBER 31,
                                                                               2009            2008
-------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $  1,669,419    $  3,064,226
-------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                  (19,380,302)    (27,452,774)
-------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                       20,851,262     (45,616,452)
=======================================================================================================
     Net increase (decrease) in net assets resulting from operations          3,140,379     (70,005,000)
=======================================================================================================
Distributions to shareholders from net investment income:
  Series I                                                                           --      (7,313,873)
-------------------------------------------------------------------------------------------------------
  Series II                                                                          --        (346,827)
=======================================================================================================
     Total distributions from net investment income                                 --       (7,660,700)
=======================================================================================================
Distributions to shareholders from net realized gains:
  Series I                                                                           --     (11,303,629)
-------------------------------------------------------------------------------------------------------
  Series II                                                                          --        (540,744)
=======================================================================================================
     Total distributions from net realized gains                                    --      (11,844,373)
=======================================================================================================
Share transactions-net:
  Series I                                                                   12,916,370      25,400,434
-------------------------------------------------------------------------------------------------------
  Series II                                                                   1,803,379       4,476,456
=======================================================================================================
     Net increase in net assets resulting from share transactions            14,719,749      29,876,890
=======================================================================================================
     Net increase (decrease) in net assets                                   17,860,128     (59,633,183)
=======================================================================================================


NET ASSETS:

  Beginning of period                                                        86,785,931     146,419,114
=======================================================================================================
  End of period (includes undistributed net investment income of
     $1,348,282 and $(321,137), respectively)                              $104,646,059    $ 86,785,931
_______________________________________________________________________________________________________
=======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. GLOBAL REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Global Real Estate Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-one separate portfolios, (each constituting a "Fund"). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

  The Fund's investment objective is high total return through growth of capital and current income.

  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products").

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.


AIM V.I. GLOBAL REAL ESTATE FUND

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

        The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, management monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are available for issuance. Such events and transactions are monitored through the date of the report of independent registered public accounting firm for audited periods and 45 days from the period end date for all other periods.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

        The Fund concentrates its assets in the real estate industry, an investment in the fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

J. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated

AIM V.I. GLOBAL REAL ESTATE FUND
      and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

L. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The maximum risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $250 million                                            0.75%
-------------------------------------------------------------------
Next $250 million                                             0.74%
-------------------------------------------------------------------
Next $500 million                                             0.73%
-------------------------------------------------------------------
Next $1.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.71%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.69%
-------------------------------------------------------------------
Over $10 billion                                              0.68%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has also contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through at least April 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.


AIM V.I. GLOBAL REAL ESTATE FUND

  Further, the Advisor has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended June 30, 2009, the Advisor waived advisory fees of $900 and reimbursed class level expenses of $2,099 for Series II shares.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2009, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco Aim for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2009, Invesco Aim was paid $24,795 for accounting and fund administrative services and reimbursed $93,664 for services provided by insurance companies.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2009, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                LEVEL 1         LEVEL 2       LEVEL 3        TOTAL
---------------------------------------------------------------------------------------------------------------------
Equity Securities                                             $53,825,863     $50,805,989       $--       104,631,852
_____________________________________________________________________________________________________________________
=====================================================================================================================



NOTE 4--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2009, the Fund paid legal fees of $1,523 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


AIM V.I. GLOBAL REAL ESTATE FUND

NOTE 5--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of December 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
December 31, 2016                                                                  $18,732,825
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2009 was $44,261,072 and $30,627,295, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $  7,392,034
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (17,235,772)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $ (9,843,738)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $114,475,590.


NOTE 8--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   JUNE 30, 2009(a)               DECEMBER 31, 2008
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                    2,855,906     $ 24,993,617      2,881,953     $ 52,755,460
------------------------------------------------------------------------------------------------------------------------
  Series II                                                     269,001        2,183,465        287,801        4,439,666
========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                           --               --      2,120,444       18,617,502
------------------------------------------------------------------------------------------------------------------------
  Series II                                                          --               --        102,609          887,571
========================================================================================================================
Reacquired:
  Series I                                                   (1,500,995)     (12,077,247)    (2,630,426)     (45,972,528)
------------------------------------------------------------------------------------------------------------------------
  Series II                                                     (45,383)        (380,086)       (50,546)        (850,781)
========================================================================================================================
     Net increase in share activity                           1,578,529     $ 14,719,749      2,711,835     $ 29,876,890
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 58% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and or Invesco Aim affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


AIM V.I. GLOBAL REAL ESTATE FUND

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                   (LOSSES) ON
                           NET ASSET               SECURITIES                DIVIDENDS  DISTRIBUTIONS
                             VALUE,       NET         (BOTH     TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING  INVESTMENT  REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD   INCOME(a)   UNREALIZED)  OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
SERIES I
Six months ended 06/30/09    $ 9.23      $0.17       $  0.14      $ 0.31      $   --        $   --         $   --       $ 9.54
Year ended 12/31/08           21.88       0.44        (10.35)      (9.91)      (1.08)        (1.66)         (2.74)        9.23
Year ended 12/31/07           28.74       0.38         (1.52)      (1.14)      (1.69)        (4.03)         (5.72)       21.88
Year ended 12/31/06           21.06       0.33          8.61        8.94       (0.28)        (0.98)         (1.26)       28.74
Year ended 12/31/05           19.13       0.38          2.34        2.72       (0.22)        (0.57)         (0.79)       21.06
Year ended 12/31/04           14.34       0.32          4.92        5.24       (0.14)        (0.31)         (0.45)       19.13
--------------------------------------------------------------------------------------------------------------------------------
SERIES II
Six months ended 06/30/09      9.10       0.16          0.12        0.28          --            --             --         9.38
Year ended 12/31/08           21.66       0.36        (10.19)      (9.83)      (1.07)        (1.66)         (2.73)        9.10
Year ended 12/31/07           28.57       0.29         (1.49)      (1.20)      (1.68)        (4.03)         (5.71)       21.66
Year ended 12/31/06           20.98       0.27          8.58        8.85       (0.28)        (0.98)         (1.26)       28.57
Year ended 12/31/05           19.12       0.34          2.31        2.65       (0.22)        (0.57)         (0.79)       20.98
Year ended 12/31/04(e)        13.96       0.20          5.41        5.61       (0.14)        (0.31)         (0.45)       19.12
________________________________________________________________________________________________________________________________
================================================================================================================================

                                                          RATIO OF          RATIO OF
                                                          EXPENSES          EXPENSES
                                                         TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                                                         NET ASSETS      ASSETS WITHOUT   INVESTMENT
                                        NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS       INCOME
                             TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE    PORTFOLIO
                           RETURN(b)  (000S OMITTED)      ABSORBED          ABSORBED      NET ASSETS   TURNOVER(c)
------------------------------------------------------------------------------------------------------------------
SERIES I
Six months ended 06/30/09      3.36%     $ 98,211           1.29%(d)          1.29%(d)       4.15%(d)       38%
Year ended 12/31/08          (44.65)       82,582           1.17              1.17           2.51           62
Year ended 12/31/07           (5.54)      143,773           1.13              1.22           1.31           57
Year ended 12/31/06           42.60       192,617           1.15              1.30           1.32           84
Year ended 12/31/05           14.24        99,977           1.21              1.36           1.91           51
Year ended 12/31/04           36.58        79,391           1.31              1.42           1.96           34
------------------------------------------------------------------------------------------------------------------
SERIES II
Six months ended 06/30/09      3.08         6,435           1.45(d)           1.54(d)        3.99(d)        38
Year ended 12/31/08          (44.72)        4,203           1.42              1.42           2.26           62
Year ended 12/31/07           (5.76)        2,646           1.38              1.47           1.06           57
Year ended 12/31/06           42.30           311           1.40              1.55           1.07           84
Year ended 12/31/05           13.85            62           1.45              1.61           1.67           51
Year ended 12/31/04(e)        40.23            14           1.45(f)           1.66(f)        1.82(f)        34
__________________________________________________________________________________________________________________
==================================================================================================================




(a)    Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $76,532 and $4,718 for Series I and Series II shares, respectively.
(e)    Commencement date of April 30, 2004.
(f)    Annualized.


AIM V.I. GLOBAL REAL ESTATE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
    Series I        $1,000.00      $1,033.60       $6.50       $1,018.40       $6.46        1.29%
---------------------------------------------------------------------------------------------------
    Series II        1,000.00       1,030.80        7.30        1,017.60        7.25        1.45
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009 through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM V.I. GLOBAL REAL ESTATE FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the Board) of AIM        In addition to their meetings             particular factor that was controlling.
Variable Insurance Funds is required under   throughout the year, the Sub-Committees      Each Trustee may have evaluated the
the Investment Company Act of 1940 to        meet at designated contract renewal          information provided differently from
approve annually the renewal of the AIM      meetings each year to conduct an in-depth    another Trustee and attributed different
V.I. Global Real Estate Fund (the Fund)      review of the performance, fees, expenses    weight to the various factors. The
investment advisory agreement with Invesco   and other matters related to their           Trustees recognized that the advisory
Aim Advisors, Inc. (Invesco Aim) and the     assigned funds. During the contract          arrangements and resulting advisory fees
Master Intergroup Sub-Advisory Contract      renewal process, the Trustees receive        for the Fund and the other AIM Funds are
for Mutual Funds (the sub-advisory           comparative performance and fee data         the result of years of review and
contracts) with Invesco Asset Management     regarding the AIM Funds prepared by an       negotiation between the Trustees and
Deutschland GmbH, Invesco Asset Management   independent company, Lipper, Inc.            Invesco Aim, that the Trustees may focus
Limited, Invesco Asset Management (Japan)    (Lipper), under the direction and            to a greater extent on certain aspects of
Limited, Invesco Australia Limited,          supervision of the Senior Officer who also   these arrangements in some years than in
Invesco Global Asset Management (N.A.),      prepares a separate analysis of this         others, and that the Trustees'
Inc., Invesco Hong Kong Limited, Invesco     information for the Trustees. Each           deliberations and conclusions in a
Institutional (N.A.), Inc., Invesco Senior   Sub-Committee then makes recommendations     particular year may be based in part on
Secured Management, Inc. and Invesco         to the Investments Committee regarding the   their deliberations and conclusions
Trimark Ltd. (collectively, the Affiliated   fees and expenses of their assigned funds.   regarding these same arrangements
Sub-Advisers). During contract renewal       The Investments Committee considers each     throughout the year and in prior years.
meetings held on June 16-17, 2009, the       Sub-Committee's recommendations and makes
Board as a whole, and the disinterested or   its own recommendations regarding the fees      The discussion below serves as a
"independent" Trustees voting separately,    and expenses of the AIM Funds to the full    summary of the Senior Officer's
approved the continuance of the Fund's       Board. The Investments Committee also        independent written evaluation with
investment advisory agreement and the        considers each Sub-Committee's               respect to the Fund's investment advisory
sub-advisory contracts for another year,     recommendations in making its annual         agreement as well as a discussion of the
effective July 1, 2009. In doing so, the     recommendation to the Board whether to       material factors and related conclusions
Board determined that the Fund's             approve the continuance of each AIM Fund's   that formed the basis for the Board's
investment advisory agreement and the        investment advisory agreement and            approval of the Fund's investment advisory
sub-advisory contracts are in the best       sub-advisory contracts for another year.     agreement and sub-advisory contracts.
interests of the Fund and its shareholders                                                Unless otherwise stated, information set
and that the compensation to Invesco Aim        The independent Trustees met separately   forth below is as of June 17, 2009, and
and the Affiliated Sub-Advisers under the    during their evaluation of the Fund's        does not reflect any changes that may have
Fund's investment advisory agreement and     investment advisory agreement and            occurred since that date, including but
sub-advisory contracts is fair and           sub-advisory contracts with independent      not limited to changes to the Fund's
reasonable.                                  legal counsel. The independent Trustees      performance, advisory fees, expense
                                             were also assisted in their annual           limitations and/or fee waivers.
THE BOARD'S FUND EVALUATION PROCESS          evaluation of the Fund's investment
                                             advisory agreement by the Senior Officer.    FACTORS AND CONCLUSIONS AND SUMMARY OF
The Board's Investments Committee has        One responsibility of the Senior Officer     INDEPENDENT WRITTEN FEE EVALUATION
established three Sub-Committees that are    is to manage the process by which the AIM
responsible for overseeing the management    Funds' proposed management fees are             A. Nature, Extent and Quality of
of a number of the series portfolios of      negotiated during the annual contract              Services Provided by Invesco Aim
the AIM Funds. This Sub-Committee            renewal process to ensure that they are
structure permits the Trustees to focus on   negotiated in a manner that is at arms'      The Board reviewed the advisory services
the performance of the AIM Funds that have   length and reasonable. Accordingly, the      provided to the Fund by Invesco Aim under
been assigned to them. The Sub-Committees    Senior Officer must either supervise a       the Fund's investment advisory agreement,
meet throughout the year to review the       competitive bidding process or prepare an    the performance of Invesco Aim in
performance of their assigned funds, and     independent written evaluation. The Senior   providing these services, and the
the Sub-Committees review monthly and        Officer recommended that an independent      credentials and experience of the officers
quarterly comparative performance            written evaluation be provided and, at the   and employees of Invesco Aim who provide
information and periodic asset flow data     direction of the Board, prepared an          these services. The Board's review of the
for their assigned funds. These materials    independent written evaluation.              qualifications of Invesco Aim to provide
are prepared under the direction and                                                      these services included the Board's
supervision of the independent Senior           During the annual contract renewal        consideration of Invesco Aim's portfolio
Officer, an officer of the AIM Funds who     process, the Board considered the factors    and product review process, various back
reports directly to the independent          discussed below in evaluating the fairness   office support functions provided by
Trustees. Over the course of each year,      and reasonableness of the Fund's             Invesco Aim and its affiliates, and
the Sub-Committees meet with portfolio       investment advisory agreement and            Invesco Aim's equity and fixed income
managers for their assigned funds and        sub-advisory contracts. The Board            trading operations. The Board concluded
other members of management and review       considered all of the information provided   that the nature, extent and quality of the
with these individuals the performance,      to them, including information provided at   advisory services provided to the Fund by
investment objective(s), policies,           their meetings throughout the year as part   Invesco Aim are appropriate and that
strategies and limitations of these funds.   of their ongoing oversight of the Fund,      Invesco Aim currently is providing
                                             and did not identify any                     satisfactory advisory services in
                                                                                          accordance with the terms of the Fund's
                                                                                          investment advisory

AIM V.I. GLOBAL REAL ESTATE FUND                                                                                           continued

agreement. In addition, based on their       resources and talent of the Affiliated       any advisory fee waivers and before any
ongoing meetings throughout the year with    Sub-Advisers in managing the Fund.           expense limitations/waivers) to the
the Fund's portfolio manager or managers,                                                 advisory fee rates of other domestic
the Board concluded that these individuals      C. Fund Performance                       clients of Invesco Aim and Invesco
are competent and able to continue to                                                     Institutional with investment strategies
carry out their responsibilities under the   The Board considered fund performance as a   comparable to those of the Fund, including
Fund's investment advisory agreement.        relevant factor in considering whether to    one mutual fund advised by Invesco Aim and
                                             approve the investment advisory agreement    sub-advised by Invesco Institutional. The
   In determining whether to continue the    as well as the sub-advisory contracts for    Board noted that the Fund's rate was the
Fund's investment advisory agreement, the    the Fund, as Invesco Institutional and       same as the effective fee rate for the
Board considered the prior relationship      Invesco Asset Management currently manage    other mutual fund. The Board also compared
between Invesco Aim and the Fund, as well    assets of the Fund.                          the sub-advisory fee rate of the Fund to
as the Board's knowledge of Invesco Aim's                                                 the sub-advisory fee rate of three foreign
operations, and concluded that it is            The Board compared the Fund's             funds sub-advised by Invesco
beneficial to maintain the current           performance during the past one, three and   Institutional. The sub-advisory fee rate
relationship, in part, because of such       five calendar years to the performance of    of the Fund was above the sub-advisory fee
knowledge. The Board also considered the     all funds in the Lipper performance          rate of one of the foreign funds and below
steps that Invesco Aim and its affiliates    universe that are not managed by Invesco     the sub-advisory fee rate of the other two
continue to take to improve the quality      Aim or an Affiliated Sub-Adviser. The        foreign funds.
and efficiency of the services they          Board noted that the Fund's performance
provide to the AIM Funds in the areas of     was in the fifth quintile of its                Additionally, the Board compared the
investment performance, product line         performance universe for the one year        Fund's effective fee rate to the effective
diversification, distribution, fund          period and in the first quintile for the     fee rate paid by numerous separately
operations, shareholder services and         three and five year periods (the first       managed accounts/wrap accounts advised by
compliance. The Board concluded that the     quintile being the best performing funds     Invesco Institutional. The Board noted
quality and efficiency of the services       and the fifth quintile being the worst       that the Fund's rate was above the rates
Invesco Aim and its affiliates provide to    performing funds). Although the              for all but four of the separately managed
the AIM Funds in each of these areas         independent written evaluation of the        accounts/wrap accounts. The Board
support the Board's approval of the          Fund's Senior Officer only considered Fund   considered that management of the
continuance of the Fund's investment         performance through the most recent          separately managed accounts/wrap accounts
advisory agreement.                          calendar year, the Board also reviewed       by the Invesco Institutional involves
                                             more recent Fund performance and this        different levels of services and different
   B. Nature, Extent and Quality of          review did not change their conclusions.     operational and regulatory requirements
      Services Provided by Affiliated        The Board noted that, in response to the     than Invesco Aim's and Invesco
      Sub-Advisers                           Board's focus on fund performance, Invesco   Institutional's management of the Fund.
                                             Aim has taken a number of actions intended   The Board concluded that these differences
The Board reviewed the services provided     to improve the investment process for the    are appropriately reflected in the fee
by the Affiliated Sub-Advisers under the     funds.                                       structure for the Fund.
sub-advisory contracts and the credentials
and experience of the officers and              D. Advisory and Sub-Advisory Fees and        The Board noted that Invesco Aim
employees of the Affiliated Sub-Advisers           Fee Waivers                            contractually agreed to waive fees and/or
who provide these services. The Board                                                     limit expenses of the Fund through at
concluded that the nature, extent and        The Board compared the Fund's contractual    least April 30, 2010 in an amount
quality of the services provided by the      advisory fee rate to the contractual         necessary to limit total annual operating
Affiliated Sub-Advisers are appropriate.     advisory fee rates of funds in the Fund's    expenses to a specified percentage of
The Board noted that the Affiliated          Lipper expense group that are not managed    average daily net assets for each class of
Sub-Advisers, which have offices and         by Invesco Aim or an Affiliated              the Fund. The Board noted that at the
personnel that are geographically            Sub-Adviser, at a common asset level. The    current expense ratio for the Fund, this
dispersed in financial centers around the    Board noted that the Fund's contractual      expense waiver does not have any impact.
world, can provide research and other        advisory fee rate was below the median
information and make recommendations on      contractual advisory fee rate of funds in       The Board also considered the services
the markets and economies of various         its expense group. The Board also reviewed   provided by the Affiliated Sub-Advisers
countries and securities of companies        the methodology used by Lipper in            pursuant to the sub-advisory contracts and
located in such countries or on various      determining contractual fee rates, which     the services provided by Invesco Aim
types of investments and investment          includes using audited financial data from   pursuant to the Fund's advisory agreement,
techniques. The Board noted that             the most recent annual report of each fund   as well as the allocation of fees between
investment decisions for the Fund are made   in the expense group that was publicly       Invesco Aim and the Affiliated
by Invesco Institutional (N.A.), Inc.        available as of the end of the past          Sub-Advisers pursuant to the sub-advisory
(Invesco Institutional) and Invesco Asset    calendar year. The Board noted that some     contracts. The Board noted that the
Management Limited ("Invesco Asset           comparative data was at least one year old   sub-advisory fees have no direct effect on
Management"). The Board concluded that the   did not reflect the market downturn that     the Fund or its shareholders, as they are
sub-advisory contracts benefit the Fund      occurred in the fourth quarter of 2008.      paid by Invesco Aim to the Affiliated
and its shareholders by permitting Invesco                                                Sub-Advisers, and that Invesco Aim and
Aim to utilize the additional                   The Board also compared the Fund's
                                             effective fee rate (the advisory fee after

AIM V.I. GLOBAL REAL ESTATE FUND                                                                                           continued

the Affiliated Sub-Advisers are              Fund is not excessive in light of the           The Board considered the fact that the
affiliates.                                  nature, quality and extent of the services   Fund's uninvested cash and cash collateral
                                             provided. The Board considered whether       from any securities lending arrangements
   After taking account of the Fund's        Invesco Aim is financially sound and has     may be invested in money market funds
contractual advisory fee rate, the           the resources necessary to perform its       advised by Invesco Aim pursuant to
contractual sub-advisory fee rate, the       obligations under the Fund's investment      procedures approved by the Board. The
comparative advisory fee information         advisory agreement, and concluded that       Board noted that Invesco Aim will receive
discussed above and other relevant           Invesco Aim has the financial resources      advisory fees from these affiliated money
factors, the Board concluded that the        necessary to fulfill these obligations.      market funds attributable to such
Fund's advisory and sub-advisory fees are    The Board also considered whether each       investments, although Invesco Aim has
fair and reasonable.                         Affiliated Sub-Adviser is financially        contractually agreed to waive through at
                                             sound and has the resources necessary to     least June 30, 2010, the advisory fees
   E. Economies of Scale and Breakpoints     perform its obligations under the            payable by the Fund in an amount equal to
                                             sub-advisory contracts, and concluded that   100% of the net advisory fee Invesco Aim
The Board considered the extent to which     each Affiliated Sub-Adviser has the          receives from the affiliated money market
there are economies of scale in the          financial resources necessary to fulfill     funds with respect to the Fund's
provision of advisory services to the        these obligations.                           investment in the affiliated money market
Fund. The Board also considered whether                                                   funds of uninvested cash, but not cash
the Fund benefits from such economies of        G. Collateral Benefits to Invesco Aim     collateral. The Board concluded that the
scale through contractual breakpoints in           and its Affiliates                     Fund's investment of uninvested cash and
the Fund's advisory fee schedule. The                                                     cash collateral from any securities
Board noted that the Fund's contractual      The Board considered various other           lending arrangements in the affiliated
advisory fee schedule includes seven         benefits received by Invesco Aim and its     money market funds is in the best
breakpoints, but that due to the Fund's      affiliates resulting from Invesco Aim's      interests of the Fund and its
asset level at the end of the past           relationship with the Fund, including the    shareholders.
calendar year, the Fund is not currently     fees received by Invesco Aim and its
benefiting from the breakpoints. The Board   affiliates for their provision of
concluded that the Fund's advisory fees      administrative, transfer agency and
appropriately reflect economies of scale     distribution services to the Fund. The
at current asset levels. The Board also      Board considered the performance of
noted that the Fund shares directly in       Invesco Aim and its affiliates in
economies of scale through lower fees        providing these services and the
charged by third party service providers     organizational structure employed by
based on the combined size of all of the     Invesco Aim and its affiliates to provide
AIM Funds and affiliates.                    these services. The Board also considered
                                             that these services are provided to the
   F. Profitability and Financial            Fund pursuant to written contracts that
      Resources                              are reviewed and approved on an annual
                                             basis by the Board. The Board concluded
The Board reviewed information from          that Invesco Aim and its affiliates are
Invesco Aim concerning the costs of the      providing these services in a satisfactory
advisory and other services that Invesco     manner and in accordance with the terms of
Aim and its affiliates provide to the Fund   their contracts, and are qualified to
and the profitability of Invesco Aim and     continue to provide these services to the
its affiliates in providing these            Fund.
services. The Board also reviewed
information concerning the financial            The Board considered the benefits
condition of Invesco Aim and its             realized by Invesco Aim and the Affiliated
affiliates. The Board reviewed with          Sub-Advisers as a result of portfolio
Invesco Aim the methodology used to          brokerage transactions executed through
prepare the profitability information. The   "soft dollar" arrangements. The Board
Board considered the overall profitability   noted that soft dollar arrangements shift
of Invesco Ltd., the ultimate parent of      the payment obligation for research and
Invesco Aim and the Affiliated               execution services from Invesco Aim and
Sub-Advisers, and of Invesco Aim, as well    the Affiliated Sub-Advisers to the funds
as the profitability of Invesco Aim in       and therefore may reduce Invesco Aim's and
connection with managing the Fund. The       the Affiliated Sub-Advisers' expenses. The
Board noted that Invesco Aim continues to    Board concluded that Invesco Aim's and the
operate at a net profit, although the        Affiliated Sub-Advisers' soft dollar
reduction of assets under management as a    arrangements are appropriate. The Board
result of market movements and the           also concluded that, based on their review
increase in voluntary fee waivers for        and representations made by the Chief
affiliated money market funds have reduced   Compliance Officer of Invesco Aim, these
the profitability of Invesco Aim and its     arrangements are consistent with
affiliates. The Board concluded that the     regulatory requirements.
Fund's fees are fair and reasonable, and
that the level of profits realized by
Invesco Aim and its affiliates from
providing services to the

AIM V.I. GLOBAL REAL ESTATE FUND

[INVESCO AIM LOGO]             AIM V.I. GOVERNMENT SECURITIES FUND
 --SERVICE MARK--              Semiannual Report to Shareholders o June 30, 2009

                                                              [MOUNTAIN GRAPHIC]

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC
Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products")
that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco Aim Web site,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site,
sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital
Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. will be merged into
Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN
MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

Invesco Aim Distributors, Inc.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================   ==========================================
PERFORMANCE SUMMARY                                                                       AVERAGE ANNUAL TOTAL RETURNS
                                                                                          As of 6/30/09
FUND VS. INDEXES
                                                                                          SERIES I SHARES
Cumulative total returns, 12/31/08 to 6/30/09, excluding variable product issuer          Inception (5/5/93)                   5.07%
charges. If variable product issuer charges were included, returns would be lower.        10 Years                             5.16
                                                                                           5 Years                             4.78
Series I Shares                                                                  -1.92%    1 Years                             6.87
Series II Shares                                                                 -2.00
Barclays Capital U.S. Aggregate Index(Triangle)* (Broad Market Index)             1.90    SERIES II SHARES
Barclays Capital U.S. Government Index(Triangle)* (Style-Specific Index)         -3.17    10 Years                             4.90%
Lipper VUF General U.S. Government Funds Index(Triangle) (Peer Group Index)       2.27     5 Years                             4.51
                                                                                           1 Years                             6.62
(Triangle) Lipper Inc.                                                                    ==========================================

*  Effective 11/3/08, Lehman Brothers indexes were rebranded as Barclays Capital          ACTUAL VARIABLE PRODUCT VALUES. THEY DO
   indexes.                                                                               NOT REFLECT SALES CHARGES, EXPENSES AND
                                                                                          FEES ASSESSED IN CONNECTION WITH A
The BARCLAYS CAPITAL U.S. AGGREGATE INDEX covers U.S. investment-grade fixed-rate bonds   VARIABLE PRODUCT. SALES CHARGES, EXPENSES
with components for government and corporate securities, mortgage pass-throughs and       AND FEES, WHICH ARE DETERMINED BY THE
asset-backed securities.                                                                  VARIABLE PRODUCT ISSUERS, WILL VARY AND
                                                                                          WILL LOWER THE TOTAL RETURN.
   The BARCLAYS CAPITAL U.S. GOVERNMENT INDEX consists of securities issued by the U.S.
government including public obligations of the U.S. Treasury with a remaining maturity       THE MOST RECENT MONTH-END PERFORMANCE
of one year or more or publicly issued debt of U.S. government agencies, quasi-federal    DATA AT THE FUND LEVEL, EXCLUDING VARIABLE
corporations and corporate or foreign debt guaranteed by the U.S. government.             PRODUCT CHARGES, IS AVAILABLE ON THE
                                                                                          INVESCO AIM AUTOMATED INFORMATION LINE,
   The LIPPER VUF GENERAL U.S. GOVERNMENT FUNDS INDEX is an equally weighted              866 702 4402. AS MENTIONED ABOVE, FOR THE
representation of the largest variable insurance underlying funds in the Lipper General   MOST RECENT MONTH-END PERFORMANCE
U.S. Government Funds category. These funds invest at least 65% of their assets in U.S.   INCLUDING VARIABLE PRODUCT CHARGES, PLEASE
government and agency issues.                                                             CONTACT YOUR VARIABLE PRODUCT ISSUER OR
                                                                                          FINANCIAL ADVISOR.
   The Fund is not managed to track the performance of any particular index, including
the indexes defined here, and consequently, the performance of the Fund may deviate       (1) Total annual operating expenses less
significantly from the performance of the indexes.                                            any contractual fee waivers and/or
                                                                                              expense reimbursements by the advisor
   A direct investment cannot be made in an index. Unless otherwise indicated, index          in effect through at least April 30,
results include reinvested dividends, and they do not reflect sales charges.                  2010. See current prospectus for more
Performance of the peer group reflects fund expenses; performance of a market index           information.
does not.
                                                                                          (2) Total annual operating expenses less
=======================================================================================       contractual advisory fee waivers by
                                                                                              the advisor in effect through at least
SERIES II SHARES' INCEPTION DATE IS          PRINCIPAL VALUE WILL FLUCTUATE SO THAT           June 30, 2010. See current prospectus
SEPTEMBER 19, 2001. RETURNS SINCE THAT       YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL        for more information.
DATE ARE HISTORICAL. ALL OTHER RETURNS ARE   SHARES.
THE BLENDED RETURNS OF THE HISTORICAL
PERFORMANCE OF SERIES II SHARES SINCE           THE NET ANNUAL FUND OPERATING EXPENSE
THEIR INCEPTION AND THE RESTATED             RATIO SET FORTH IN THE MOST RECENT FUND
HISTORICAL PERFORMANCE OF SERIES I SHARES    PROSPECTUS AS OF THE DATE OF THIS REPORT
(FOR PERIODS PRIOR TO INCEPTION OF SERIES    FOR SERIES I AND SERIES II SHARES WAS
II SHARES) ADJUSTED TO REFLECT THE RULE      0.74% AND 0.99%, RESPECTIVELY.(1, 2) THE
12B-1 FEES APPLICABLE TO SERIES II SHARES.   TOTAL ANNUAL FUND OPERATING EXPENSE RATIO
THE INCEPTION DATE OF SERIES I SHARES IS     SET FORTH IN THE MOST RECENT FUND
MAY 5, 1993.                                 PROSPECTUS AS OF THE DATE OF THIS REPORT
                                             FOR SERIES I AND SERIES II SHARES WAS
   THE PERFORMANCE OF THE FUND'S SERIES I    0.77% AND 1.02%, RESPECTIVELY. THE EXPENSE
AND SERIES II SHARE CLASSES WILL DIFFER      RATIOS PRESENTED ABOVE MAY VARY FROM THE
PRIMARILY DUE TO DIFFERENT CLASS EXPENSES.   EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
                                             OF THIS REPORT THAT ARE BASED ON EXPENSES
   THE PERFORMANCE DATA QUOTED REPRESENT     INCURRED DURING THE PERIOD COVERED BY THIS
PAST PERFORMANCE AND CANNOT GUARANTEE        REPORT.
COMPARABLE FUTURE RESULTS; CURRENT
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE      AIM V.I. GOVERNMENT SECURITIES FUND, A
CONTACT YOUR VARIABLE PRODUCT ISSUER OR      SERIES PORTFOLIO OF AIM VARIABLE INSURANCE
FINANCIAL ADVISOR FOR THE MOST RECENT        FUNDS, IS CURRENTLY OFFERED THROUGH
MONTH-END VARIABLE PRODUCT PERFORMANCE.      INSURANCE COMPANIES ISSUING VARIABLE
PERFORMANCE FIGURES REFLECT FUND EXPENSES,   PRODUCTS. YOU CANNOT PURCHASE SHARES OF
REINVESTED DISTRIBUTIONS AND CHANGES IN      THE FUND DIRECTLY. PERFORMANCE FIGURES
NET ASSET VALUE. INVESTMENT RETURN AND       GIVEN REPRESENT THE FUND AND ARE NOT
                                             INTENDED TO REFLECT

AIM V.I. GOVERNMENT SECURITIES FUND

SCHEDULE OF INVESTMENTS

June 30, 2009
(Unaudited)




                                                       PRINCIPAL
                                                        AMOUNT            VALUE
-----------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED MORTGAGE-BACKED SECURITIES-86.91%

COLLATERALIZED MORTGAGE OBLIGATIONS-60.81%

Fannie Mae Grantor Trust, 5.34%, 04/25/12            $  4,500,000    $    4,768,479
-----------------------------------------------------------------------------------
Fannie Mae REMICs,
  4.50%, 11/25/14 to 07/25/28                          27,141,633        27,553,207
-----------------------------------------------------------------------------------
  5.00%, 12/25/15 to 03/25/25                          16,906,629        17,308,620
-----------------------------------------------------------------------------------
  4.00%, 03/25/16                                         172,238           173,084
-----------------------------------------------------------------------------------
  6.50%, 06/25/20                                          20,379            20,367
-----------------------------------------------------------------------------------
  6.00%, 02/25/21 to 10/25/33                          67,659,180        69,511,762
-----------------------------------------------------------------------------------
  5.50%, 02/25/24 to 03/01/38                          27,357,764        27,899,272
-----------------------------------------------------------------------------------
Fannie Mae Whole Loan, 5.50%, 07/25/34                  2,732,539         2,697,686
-----------------------------------------------------------------------------------
Federal Home Loan Bank,
  4.75%, 10/25/10                                      39,377,226        40,600,101
-----------------------------------------------------------------------------------
  5.27%, 12/28/12                                       3,023,813         3,206,197
-----------------------------------------------------------------------------------
  5.46%, 11/27/15                                      56,748,296        61,001,433
-----------------------------------------------------------------------------------
Freddie Mac REMICs,
  5.50%, 07/15/10 to 10/15/28                         170,530,399       174,900,531
-----------------------------------------------------------------------------------
  6.75%, 06/15/11                                         409,001           419,902
-----------------------------------------------------------------------------------
  5.25%, 08/15/11                                       5,231,040         5,408,659
-----------------------------------------------------------------------------------
  5.38%, 08/15/11 to 09/15/11                           7,166,102         7,439,610
-----------------------------------------------------------------------------------
  4.50%, 06/15/14 to 08/15/27                          16,961,429        17,301,936
-----------------------------------------------------------------------------------
  5.00%, 06/15/14 to 09/15/27                          57,324,582        58,544,968
-----------------------------------------------------------------------------------
  7.50%, 01/15/16                                       1,779,100         1,842,896
-----------------------------------------------------------------------------------
  6.00%, 09/15/16 to 09/15/29                         117,679,594       121,018,001
-----------------------------------------------------------------------------------
  4.00%, 11/15/16 to 11/15/26                           9,861,209        10,083,568
-----------------------------------------------------------------------------------
  5.75%, 12/15/18                                      23,595,948        24,150,385
-----------------------------------------------------------------------------------
  4.75%, 04/15/31                                      16,088,592        16,407,680
-----------------------------------------------------------------------------------
Government National Mortgage Association (GNMA)
  REMICs,
  3.13%, 04/16/16                                       5,155,314         5,215,765
-----------------------------------------------------------------------------------
  5.15%, 06/16/23                                       2,657,656         2,686,138
-----------------------------------------------------------------------------------
  5.86%, 10/16/23                                         243,174           245,601
-----------------------------------------------------------------------------------
  2.17%, 02/16/24                                      23,424,847        23,315,748
-----------------------------------------------------------------------------------
  5.00%, 09/16/27 to 02/20/29                          12,227,957        12,630,999
-----------------------------------------------------------------------------------
  4.21%, 01/16/28                                      10,128,534        10,360,848
-----------------------------------------------------------------------------------
  4.75%, 12/20/29                                      17,311,798        17,569,245
-----------------------------------------------------------------------------------
  4.50%, 08/20/35                                       1,232,325         1,278,902
===================================================================================
                                                                        765,561,590
===================================================================================


FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-7.82%

Pass Through Ctfs.,
  6.00%, 08/01/10 to 02/01/34                           6,130,681         6,500,267
-----------------------------------------------------------------------------------
  7.00%, 11/01/10 to 12/01/37                          10,620,095        11,507,625
-----------------------------------------------------------------------------------
  8.00%, 09/01/11 to 09/01/36                          17,841,266        19,806,502
-----------------------------------------------------------------------------------
  6.50%, 10/01/12 to 12/01/35                           9,796,005        10,472,234
-----------------------------------------------------------------------------------
  7.50%, 03/01/16 to 08/01/36                           7,460,559         8,030,395
-----------------------------------------------------------------------------------
  10.50%, 08/01/19                                          6,675             7,485
-----------------------------------------------------------------------------------
  8.50%, 09/01/20 to 08/01/31                           1,312,067         1,444,685
-----------------------------------------------------------------------------------
  10.00%, 03/01/21                                        100,825           113,032
-----------------------------------------------------------------------------------
  9.00%, 06/01/21 to 06/01/22                             814,108           900,251
-----------------------------------------------------------------------------------
  7.05%, 05/20/27                                         381,750           410,312
-----------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  4.50%, 07/01/39(a)                                   19,000,000        18,916,875
-----------------------------------------------------------------------------------
  5.00%, 07/01/39(a)                                   20,000,000        20,340,620
===================================================================================
                                                                         98,450,283
===================================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-13.86%

Pass Through Ctfs.,
  6.50%, 10/01/10 to 11/01/37                          12,042,130        12,846,500
-----------------------------------------------------------------------------------
  7.00%, 12/01/10 to 06/01/36                          34,849,918        37,575,862
-----------------------------------------------------------------------------------
  7.50%, 08/01/11 to 07/01/37                          22,734,439        24,863,656
-----------------------------------------------------------------------------------
  8.50%, 06/01/12 to 08/01/37                           9,089,332         9,936,818
-----------------------------------------------------------------------------------
  8.00%, 06/01/12 to 11/01/37                          25,174,948        27,379,584
-----------------------------------------------------------------------------------
  10.00%, 09/01/13 to 03/01/16                             43,014            46,643
-----------------------------------------------------------------------------------
  6.00%, 09/01/17 to 03/01/37                           6,735,829         7,104,912
-----------------------------------------------------------------------------------
  5.00%, 11/01/17 to 12/01/33                           1,744,030         1,816,886
-----------------------------------------------------------------------------------
  5.50%, 03/01/21                                             797               836
-----------------------------------------------------------------------------------
  6.75%, 07/01/24                                       1,437,597         1,573,321
-----------------------------------------------------------------------------------
  6.95%, 10/01/25 to 09/01/26                             204,210           224,466
-----------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  4.00%, 07/01/24(a)                                   14,000,000        14,004,368
-----------------------------------------------------------------------------------
  4.50%, 07/01/24 to 07/01/39(a)                       24,000,000        24,287,805
-----------------------------------------------------------------------------------
  5.00%, 07/01/24 to 07/01/39(a)                       12,500,000        12,778,201
===================================================================================
                                                                        174,439,858
===================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. GOVERNMENT SECURITIES FUND

                                                       PRINCIPAL
                                                        AMOUNT            VALUE
-----------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)-4.42%

Pass Through Ctfs.,
  7.50%, 09/15/09 to 10/15/35                        $  9,294,663    $   10,070,877
-----------------------------------------------------------------------------------
  9.37%, 09/15/09 to 12/15/09                               2,821             2,866
-----------------------------------------------------------------------------------
  6.50%, 02/20/12 to 01/15/37                          21,658,720        23,398,828
-----------------------------------------------------------------------------------
  8.00%, 07/15/12 to 01/15/37                           5,422,215         6,077,839
-----------------------------------------------------------------------------------
  6.75%, 08/15/13                                          55,358            58,923
-----------------------------------------------------------------------------------
  11.00%, 10/15/15                                          2,279             2,554
-----------------------------------------------------------------------------------
  9.50%, 09/15/16                                           3,091             3,389
-----------------------------------------------------------------------------------
  9.00%, 10/20/16 to 12/20/16                             108,374           117,068
-----------------------------------------------------------------------------------
  7.00%, 04/15/17 to 01/15/37                           7,290,981         7,950,473
-----------------------------------------------------------------------------------
  10.50%, 09/15/17 to 11/15/19                              4,016             4,251
-----------------------------------------------------------------------------------
  8.50%, 12/15/17 to 01/15/37                           1,192,122         1,286,695
-----------------------------------------------------------------------------------
  10.00%, 06/15/19                                         46,704            51,161
-----------------------------------------------------------------------------------
  6.00%, 09/15/20 to 08/15/33                           3,994,204         4,210,997
-----------------------------------------------------------------------------------
  6.95%, 08/20/25 to 08/20/27                           1,230,246         1,334,650
-----------------------------------------------------------------------------------
  6.25%, 06/15/27                                         190,261           202,407
-----------------------------------------------------------------------------------
  6.38%, 10/20/27 to 09/20/28                             850,578           913,495
===================================================================================
                                                                         55,686,473
===================================================================================
     Total U.S. Government Sponsored Mortgage-
       Backed Securities (Cost $1,078,797,004)                        1,094,138,204
===================================================================================



U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-16.38%

FEDERAL AGRICULTURAL MORTGAGE CORP.-8.49%

Bonds, 2.11%, 03/15/12                                 70,000,000        70,270,693
-----------------------------------------------------------------------------------
Medium-Term Notes, 5.60%, 01/10/17                     11,000,000        11,286,321
-----------------------------------------------------------------------------------
Unsec. Medium-Term Notes, 2.20%, 11/09/11              25,000,000        25,325,264
===================================================================================
                                                                        106,882,278
===================================================================================


FEDERAL FARM CREDIT BANK (FFCB)-5.12%

Bonds,
  3.49%, 09/29/10                                      47,220,000        47,588,002
-----------------------------------------------------------------------------------
  5.59%, 10/04/21                                      10,075,000        10,631,371
-----------------------------------------------------------------------------------
  5.75%, 01/18/22                                       2,775,000         2,911,266
-----------------------------------------------------------------------------------
Medium-Term Notes, 5.75%, 12/07/28                      3,100,000         3,275,438
===================================================================================
                                                                         64,406,077
===================================================================================


FEDERAL HOME LOAN BANK (FHLB)-1.65%

Global Bonds, 1.88%, 06/20/12                           8,000,000         7,991,627
-----------------------------------------------------------------------------------
Unsec. Bond, 4.72%, 09/20/12                            1,481,432         1,552,750
-----------------------------------------------------------------------------------
Series 1, Unsec. Bond, 5.77%, 03/23/18                 10,420,375        11,161,379
===================================================================================
                                                                         20,705,756
===================================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-0.14%

Sr. Unsec. Global Bonds, 6.63%, 11/15/30(b)               700,000           865,243
-----------------------------------------------------------------------------------
STRIPS,
  6.74%, 10/09/19(c)                                    1,000,000           527,854
-----------------------------------------------------------------------------------
  7.37%, 10/09/19(c)                                      800,000           422,283
===================================================================================
                                                                          1,815,380
===================================================================================


PRIVATE EXPORT FUNDING CORP.-0.53%

Private Export Funding Corp. Series G, Sec. Gtd.
  Notes, 6.67%, 09/15/09                                6,601,000         6,682,972
===================================================================================


TENNESSEE VALLEY AUTHORITY-0.45%

Tennessee Valley Authority Series A, Bonds, 6.79%,
  05/23/12                                              5,000,000         5,687,546
===================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $203,104,532)                                   206,180,009
===================================================================================



U.S. TREASURY SECURITIES-1.60%

U.S. TREASURY BILLS-0.04%

  0.22%, 07/30/09(b)(c)                                   130,000           129,976
-----------------------------------------------------------------------------------
  0.24%, 07/30/09(b)(c)                                   110,000           109,980
-----------------------------------------------------------------------------------
  0.49%, 10/22/09(b)(c)                                   300,000           299,823
===================================================================================
                                                                            539,779
===================================================================================


U.S. TREASURY NOTES-1.14%

  4.63%, 07/31/09(b)                                    8,346,000         8,370,290
-----------------------------------------------------------------------------------
  3.13%, 11/30/09(b)                                      160,000           161,856
-----------------------------------------------------------------------------------
  3.13%, 05/15/19                                       6,000,000         5,803,125
===================================================================================
                                                                         14,335,271
===================================================================================


U.S. TREASURY BONDS-0.42%

  7.50%, 11/15/24(b)                                    2,815,000         3,871,944
-----------------------------------------------------------------------------------
  7.63%, 02/15/25(b)                                      550,000           766,563
-----------------------------------------------------------------------------------
  6.88%, 08/15/25(b)                                      500,000           655,234
===================================================================================
                                                                          5,293,741
===================================================================================
     Total U.S. Treasury Securities (Cost
       $19,342,156)                                                      20,168,791
===================================================================================



FOREIGN SOVEREIGN BONDS-0.31%

SOVEREIGN DEBT-0.31%

Israel Government Agency for International
  Development (AID) Bond (Israel), Gtd. Global
  Bonds, 5.13%, 11/01/24 (Cost $3,832,103)              3,800,000         3,910,947
===================================================================================


                                                        SHARES

MONEY MARKET FUNDS-1.74%

Government & Agency Portfolio-Institutional Class
  (Cost $21,958,071)(d)                                21,958,071        21,958,071
===================================================================================
TOTAL INVESTMENTS-106.94% (Cost $1,327,033,866)                       1,346,356,022
===================================================================================
OTHER ASSETS LESS LIABILITIES-(6.94)%                                   (87,346,619)
===================================================================================
NET ASSETS-100.00%                                                   $1,259,009,403
___________________________________________________________________________________
===================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. GOVERNMENT SECURITIES FUND

Investment Abbreviations:

Ctfs.   - Certificates
Deb.    - Debentures
Disc.   - Discounted
Gtd.    - Guaranteed
REMIC   - Real Estate Mortgage Investment Conduits
Sec.    - Secured
Sr.     - Senior
STRIPS  - Separately Traded Registered Interest and Principal Security
TBA     - To Be Announced
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1J.
(b) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1M and Note 4.
(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

PORTFOLIO COMPOSITION

By security type, based on Net Assets
as of June 30, 2009



-------------------------------------------------------------------------
U.S. Government Sponsored Mortgage-Backed Securities                 86.9%
-------------------------------------------------------------------------
U.S. Government Sponsored Agency Securities                          16.4
-------------------------------------------------------------------------
U.S. Treasury Securities                                              1.6
-------------------------------------------------------------------------
U.S. Dollar Denominated Bonds & Notes                                 0.3
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                (5.2)
_________________________________________________________________________
=========================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. GOVERNMENT SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $1,305,075,795)                         $1,324,397,951
----------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost         21,958,071
==================================================================================
     Total investments, at value (Cost $1,327,033,866)               1,346,356,022
==================================================================================
Receivables for:
  Fund shares sold                                                         211,946
----------------------------------------------------------------------------------
  Dividends and Interest                                                 6,283,643
----------------------------------------------------------------------------------
  Fund expenses absorbed                                                     6,451
----------------------------------------------------------------------------------
  Principal paydowns                                                        15,242
----------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans           34,241
----------------------------------------------------------------------------------
Other assets                                                                 8,665
==================================================================================
     Total assets                                                    1,352,916,210
__________________________________________________________________________________
==================================================================================


LIABILITIES:

Payables for:
  Investments purchased                                                 89,542,703
----------------------------------------------------------------------------------
  Fund shares reacquired                                                 2,205,763
----------------------------------------------------------------------------------
  Amount due custodian                                                      70,592
----------------------------------------------------------------------------------
  Variation margin                                                         926,339
----------------------------------------------------------------------------------
  Accrued fees to affiliates                                               856,875
----------------------------------------------------------------------------------
  Accrued other operating expenses                                         191,571
----------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                         112,964
==================================================================================
     Total liabilities                                                  93,906,807
==================================================================================
Net assets applicable to shares outstanding                         $1,259,009,403
__________________________________________________________________________________
==================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $1,170,704,525
----------------------------------------------------------------------------------
Undistributed net investment income                                     87,135,280
----------------------------------------------------------------------------------
Undistributed net realized gain (loss)                                 (20,682,808)
----------------------------------------------------------------------------------
Unrealized appreciation                                                 21,852,406
==================================================================================
                                                                    $1,259,009,403
__________________________________________________________________________________
==================================================================================



NET ASSETS:

Series I                                                            $1,241,879,491
__________________________________________________________________________________
==================================================================================
Series II                                                           $   17,129,912
__________________________________________________________________________________
==================================================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Series I                                                                96,984,528
__________________________________________________________________________________
==================================================================================
Series II                                                                1,347,460
__________________________________________________________________________________
==================================================================================
Series I:
  Net asset value per share                                         $        12.80
__________________________________________________________________________________
==================================================================================
Series II:
  Net asset value per share                                         $        12.71
__________________________________________________________________________________
==================================================================================




STATEMENT OF OPERATIONS

For the six months ended June 30, 2009
(Unaudited)




INVESTMENT INCOME:

Interest                                  $ 31,513,791
------------------------------------------------------
Dividends from affiliated money market
  funds                                        106,770
======================================================
     Total investment income                31,620,561
======================================================


EXPENSES:

Advisory fees                                3,274,120
------------------------------------------------------
Administrative services fees                 1,918,383
------------------------------------------------------
Custodian fees                                  55,051
------------------------------------------------------
Distribution fees -- Series II                  23,953
------------------------------------------------------
Transfer agent fees                              8,826
------------------------------------------------------
Trustees' and officers' fees and
  benefits                                      34,910
------------------------------------------------------
Other                                           71,114
======================================================
     Total expenses                          5,386,357
======================================================
Less: Fees waived and expense offset
  arrangement(s)                              (174,660)
======================================================
     Net expenses                            5,211,697
======================================================
Net investment income                       26,408,864
======================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                       (256,539)
------------------------------------------------------
  Futures contracts                        (12,484,341)
======================================================
                                           (12,740,880)
======================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                      6,472,563
------------------------------------------------------
  Futures contracts                        (49,044,547)
======================================================
                                           (42,571,984)
======================================================
Net realized and unrealized gain (loss)    (55,312,864)
======================================================
Net increase (decrease) in net assets
  resulting from operations               $(28,904,000)
______________________________________________________
======================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. GOVERNMENT SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2009 and the year ended December 31, 2008 (Unaudited)



                                                                              JUNE 30,        DECEMBER 31,
                                                                                2009              2008
-----------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $   26,408,864    $   54,372,123
-----------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                    (12,740,880)       53,200,708
-----------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                        (42,571,984)       58,547,019
===========================================================================================================
     Net increase (decrease) in net assets resulting from operations          (28,904,000)      166,119,850
===========================================================================================================
Distributions to shareholders from net investment income:
  Series I                                                                             --       (56,114,206)
-----------------------------------------------------------------------------------------------------------
  Series II                                                                            --          (694,714)
===========================================================================================================
     Total distributions from net investment income                                   --        (56,808,920)
===========================================================================================================
Share transactions-net:
  Series I                                                                   (321,445,578)      314,015,739
-----------------------------------------------------------------------------------------------------------
  Series II                                                                    (2,802,211)           79,644
===========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          (324,247,789)      314,095,383
===========================================================================================================
     Net increase (decrease) in net assets                                   (353,151,789)      423,406,313
===========================================================================================================


NET ASSETS:

  Beginning of period                                                       1,612,161,192     1,188,754,879
===========================================================================================================
  End of period (includes undistributed net investment income of
     $87,135,280 and $60,726,416, respectively)                            $1,259,009,403    $1,612,161,192
___________________________________________________________________________________________________________
===========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Government Securities Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-one separate portfolios, (each constituting a "Fund"). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

  The Fund's investment objective is a high level of current income consistent with reasonable concern for safety of principal.

  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products").

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.


AIM V.I. GOVERNMENT SECURITIES FUND

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, management monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are available for issuance. Such events and transactions are monitored through the date of the report of independent registered public accounting firm for audited periods and 45 days from the period end date for all other periods.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

J. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS -- The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

        In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.


AIM V.I. GOVERNMENT SECURITIES FUND

        Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

        At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

        Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

        Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

L. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The maximum risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M. FUTURES CONTRACTS -- The Fund may enter into futures contracts to manage exposure to interest rate and equity price movements and currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying instrument for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

N. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.


AIM V.I. GOVERNMENT SECURITIES FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $250 million                                            0.50%
-------------------------------------------------------------------
Over $250 million                                             0.45%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 0.73% and Series II shares to 0.98% of average daily net assets, through at least April 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund.

  Further, the Advisor has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

  For the six months ended June 30, 2009, the Advisor waived advisory fees of $174,529.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2009, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco Aim for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2009, Invesco Aim was paid $169,135 for accounting and fund administrative services and reimbursed $1,749,248 for services provided by insurance companies.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2009, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.


AIM V.I. GOVERNMENT SECURITIES FUND

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                               LEVEL 1           LEVEL 2        LEVEL 3          TOTAL
--------------------------------------------------------------------------------------------------------------------------
Equity Securities                                            $21,958,071     $           --       $--       $   21,958,071
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Securities                                                         20,168,791        --           20,168,791
--------------------------------------------------------------------------------------------------------------------------
U.S. Government Sponsored Agency Securities                                   1,300,318,213        --        1,300,318,213
--------------------------------------------------------------------------------------------------------------------------
Foreign Government Debt Securities                                                3,910,947        --            3,910,947
==========================================================================================================================
                                                                                                             1,346,356,022
==========================================================================================================================
Other Investments*                                             2,530,250                           --            2,530,250
==========================================================================================================================
  Total Investments                                          $24,488,321      1,324,397,951       $--       $1,348,886,272
__________________________________________________________________________________________________________________________
==========================================================================================================================



* Other investments include futures, which are included at unrealized appreciation.

NOTE 4--DERIVATIVE INVESTMENTS

Effective with the beginning of the Fund's fiscal year, the Fund has adopted the provisions of FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. The adoption of this provision has no impact on the results of operations reported in the financial statements.

VALUE OF DERIVATIVE INSTRUMENTS AT PERIOD-END



  The Table below summarizes the value of the Fund's derivative instruments, detailed by primary risk exposure, held as of June 30, 2009:

                                                                                        VALUE
                                                                             --------------------------
RISK EXPOSURE/ DERIVATIVE TYPE                                                 ASSETS       LIABILITIES
-------------------------------------------------------------------------------------------------------
Interest rate risk
  Futures contracts(a)                                                       $5,334,576     $(2,804,326)
_______________________________________________________________________________________________________
=======================================================================================================



(a) Includes cumulative appreciation (depreciation) of futures contracts. Only current day's variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS FOR THE SIX MONTHS ENDED JUNE 30, 2009

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

                                                                            LOCATION OF GAIN (LOSS) ON
                                                                              STATEMENT OF OPERATIONS
                                                                            --------------------------
                                                                                     FUTURES*
------------------------------------------------------------------------------------------------------
Realized Gain (Loss)
  Interest rate risk                                                               $(12,484,341)
======================================================================================================
Change in Unrealized Appreciation (Depreciation)
  Interest rate risk                                                                (49,044,547)
======================================================================================================
Total                                                                              $(61,528,888)
______________________________________________________________________________________________________
======================================================================================================



* The average value outstanding of futures during the period was $821,426,016.


AIM V.I. GOVERNMENT SECURITIES FUND

FUTURES CONTRACTS AT PERIOD-END

                                                   OPEN FUTURES CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               UNREALIZED
                                                      NUMBER OF            MONTH/                             APPRECIATION
CONTRACT                                              CONTRACTS          COMMITMENT             VALUE        (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes                                652       September-2009/Long     $140,974,625       $  (299,818)
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                              2,655       September-2009/Long      304,578,281        (2,473,146)
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                               843       September-2009/Long       98,011,922           754,553
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 30 Year Bonds                             1,763       September-2009/Long      208,667,578         4,548,661
===========================================================================================================================
  Total                                                                                     $752,232,406       $ 2,530,250
___________________________________________________________________________________________________________________________
===========================================================================================================================



NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2009, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $131.

NOTE 6--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2009, the Fund paid legal fees of $3,438 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--CASH BALANCES

The Fund may borrow for leveraging in an amount up to 5% of the Fund's total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund's total assets.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of December 31, 2008.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2009 was $329,716,927 and $484,370,670, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $51,147,432 and $45,847,830. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $21,157,011
-----------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                           (268,956)
===============================================================================================
Net unrealized appreciation of investment securities                                $20,888,055
_______________________________________________________________________________________________
===============================================================================================
Cost of investments for tax purposes is $1,325,467,967.




AIM V.I. GOVERNMENT SECURITIES FUND

NOTE 10--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
--------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                     YEAR ENDED
                                                                  JUNE 30, 2009(a)                 DECEMBER 31, 2008
                                                           -----------------------------     -----------------------------
                                                              SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                   5,379,022     $  69,318,378      42,340,755     $ 529,835,003
--------------------------------------------------------------------------------------------------------------------------
  Series II                                                    286,338         3,670,638         722,852         8,979,278
==========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                          --                --       4,387,350        56,114,206
--------------------------------------------------------------------------------------------------------------------------
  Series II                                                         --                --          54,659           694,714
==========================================================================================================================
Reacquired:
  Series I                                                 (30,386,510)     (390,763,956)    (21,773,179)     (271,933,470)
--------------------------------------------------------------------------------------------------------------------------
  Series II                                                   (508,762)       (6,472,849)       (772,520)       (9,594,348)
==========================================================================================================================
     Net increase (decrease) in share activity             (25,229,912)    $(324,247,789)     24,959,917     $ 314,095,383
__________________________________________________________________________________________________________________________
==========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 94% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET              ON SECURITIES               DIVIDENDS
                             VALUE,       NET         (BOTH      TOTAL FROM   FROM NET    NET ASSET               NET ASSETS,
                           BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT  VALUE, END    TOTAL     END OF PERIOD
                           OF PERIOD   INCOME(a)   UNREALIZED)   OPERATIONS    INCOME     OF PERIOD  RETURN(b)  (000S OMITTED)
------------------------------------------------------------------------------------------------------------------------------
SERIES I
Six months ended 06/30/09    $13.05      $0.24        $(0.49)      $(0.25)     $   --      $12.80      (1.92)%    $1,241,879
Year ended 12/31/08           12.06       0.50          0.96         1.46       (0.47)      13.05      12.22       1,591,799
Year ended 12/31/07           11.80       0.59          0.16         0.75       (0.49)      12.06       6.43       1,169,985
Year ended 12/31/06           11.87       0.55         (0.13)        0.42       (0.49)      11.80       3.55         907,403
Year ended 12/31/05           12.07       0.45         (0.25)        0.20       (0.40)      11.87       1.66         812,824
Year ended 12/31/04           12.23       0.40         (0.09)        0.31       (0.47)      12.07       2.56         652,226
------------------------------------------------------------------------------------------------------------------------------
SERIES II
Six months ended 06/30/09     12.97       0.22         (0.48)       (0.26)         --       12.71      (2.00)         17,130
Year ended 12/31/08           11.99       0.46          0.97         1.43       (0.45)      12.97      11.98          20,362
Year ended 12/31/07           11.74       0.56          0.15         0.71       (0.46)      11.99       6.11          18,770
Year ended 12/31/06           11.81       0.52         (0.13)        0.39       (0.46)      11.74       3.28          16,218
Year ended 12/31/05           12.01       0.41         (0.24)        0.17       (0.37)      11.81       1.41          18,863
Year ended 12/31/04           12.17       0.36         (0.08)        0.28       (0.44)      12.01       2.27          17,728
______________________________________________________________________________________________________________________________
==============================================================================================================================

                               RATIO OF          RATIO OF
                               EXPENSES          EXPENSES
                              TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                              NET ASSETS      ASSETS WITHOUT   INVESTMENT
                           WITH FEE WAIVERS    FEE WAIVERS       INCOME
                            AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE    PORTFOLIO
                               ABSORBED          ABSORBED      NET ASSETS   TURNOVER(c)
---------------------------------------------------------------------------------------
SERIES I
Six months ended 06/30/09        0.73%(d)          0.75%(d)       3.70%(d)       28%
Year ended 12/31/08              0.73              0.76           3.96          109
Year ended 12/31/07              0.73              0.76           4.93          106
Year ended 12/31/06              0.71              0.77           4.62           89
Year ended 12/31/05              0.85              0.88           3.68          174
Year ended 12/31/04              0.87              0.87           3.20           95
---------------------------------------------------------------------------------------
SERIES II
Six months ended 06/30/09        0.98(d)           1.00(d)        3.45(d)        28
Year ended 12/31/08              0.98              1.01           3.71          109
Year ended 12/31/07              0.98              1.01           4.68          106
Year ended 12/31/06              0.96              1.02           4.37           89
Year ended 12/31/05              1.10              1.13           3.43          174
Year ended 12/31/04              1.12              1.12           2.95           95
_______________________________________________________________________________________
=======================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $1,420,124 and $19,321 for Series I and Series II shares, respectively.


AIM V.I. GOVERNMENT SECURITIES FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
    Series I        $1,000.00       $980.80        $3.59       $1,021.17       $3.66        0.73%
---------------------------------------------------------------------------------------------------
    Series II        1,000.00        980.00         4.81        1,019.93        4.91        0.98
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009 through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM V.I. GOVERNMENT SECURITIES FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the Board) of AIM        In addition to their meetings             particular factor that was controlling.
Variable Insurance Funds is required under   throughout the year, the Sub-Committees      Each Trustee may have evaluated the
the Investment Company Act of 1940 to        meet at designated contract renewal          information provided differently from
approve annually the renewal of the AIM      meetings each year to conduct an in-depth    another Trustee and attributed different
V.I. Government Securities Fund (the Fund)   review of the performance, fees, expenses,   weight to the various factors. The
investment advisory agreement with Invesco   and other matters related to their           Trustees recognized that the advisory
Aim Advisors, Inc. (Invesco Aim) and the     assigned funds. During the contract          arrangements and resulting advisory fees
Master Intergroup Sub-Advisory Contract      renewal process, the Trustees receive        for the Fund and the other AIM Funds are
for Mutual Funds (the sub-advisory           comparative performance and fee data         the result of years of review and
contracts) with Invesco Asset Management     regarding the AIM Funds prepared by an       negotiation between the Trustees and
Deutschland GmbH, Invesco Asset Management   independent company, Lipper, Inc.            Invesco Aim, that the Trustees may focus
Limited, Invesco Asset Management (Japan)    (Lipper), under the direction and            to a greater extent on certain aspects of
Limited, Invesco Australia Limited,          supervision of the Senior Officer who also   these arrangements in some years than in
Invesco Global Asset Management (N.A.),      prepares a separate analysis of this         others, and that the Trustees'
Inc., Invesco Hong Kong Limited, Invesco     information for the Trustees. Each           deliberations and conclusions in a
Institutional (N.A.), Inc., Invesco Senior   Sub-Committee then makes recommendations     particular year may be based in part on
Secured Management, Inc. and Invesco         to the Investments Committee regarding the   their deliberations and conclusions
Trimark Ltd. (collectively, the Affiliated   fees and expenses of their assigned funds.   regarding these same arrangements
Sub-Advisers). During contract renewal       The Investments Committee considers each     throughout the year and in prior years.
meetings held on June 16-17, 2009, the       Sub-Committee's recommendations and makes
Board as a whole, and the disinterested or   its own recommendations regarding the fees      The discussion below serves as a
"independent" Trustees voting separately,    and expenses of the AIM Funds to the full    summary of the Senior Officer's
approved the continuance of the Fund's       Board. The Investments Committee also        independent written evaluation with
investment advisory agreement and the        considers each Sub-Committee's               respect to the Fund's investment advisory
sub-advisory contracts for another year,     recommendations in making its annual         agreement as well as a discussion of the
effective July 1, 2009. In doing so, the     recommendation to the Board whether to       material factors and related conclusions
Board determined that the Fund's             approve the continuance of each AIM Fund's   that formed the basis for the Board's
investment advisory agreement and the        investment advisory agreement and            approval of the Fund's investment advisory
sub-advisory contracts are in the best       sub-advisory contracts for another year.     agreement and sub-advisory contracts.
interests of the Fund and its shareholders                                                Unless otherwise stated, information set
and that the compensation to Invesco Aim        The independent Trustees met separately   forth below is as of June 17, 2009, and
and the Affiliated Sub-Advisers under the    during their evaluation of the Fund's        does not reflect any changes that may have
Fund's investment advisory agreement and     investment advisory agreement and            occurred since that date, including but
sub-advisory contracts is fair and           sub-advisory contracts with independent      not limited to changes to the Fund's
reasonable.                                  legal counsel. The independent Trustees      performance, advisory fees, expense
                                             were also assisted in their annual           limitations and/or fee waivers.
THE BOARD'S FUND EVALUATION PROCESS          evaluation of the Fund's investment
                                             advisory agreement by the Senior Officer.    FACTORS AND CONCLUSIONS AND SUMMARY OF
The Board's Investments Committee has        One responsibility of the Senior Officer     INDEPENDENT WRITTEN FEE EVALUATION
established three Sub-Committees that are    is to manage the process by which the AIM
responsible for overseeing the management    Funds' proposed management fees are             A. Nature, Extent and Quality of
of a number of the series portfolios of      negotiated during the annual contract              Services Provided by Invesco Aim
the AIM Funds. This Sub-Committee            renewal process to ensure that they are
structure permits the Trustees to focus on   negotiated in a manner that is at arms'      The Board reviewed the advisory
the performance of the AIM Funds that have   length and reasonable. Accordingly, the      services provided to the Fund by Invesco
been assigned to them. The Sub-Committees    Senior Officer must either supervise a       Aim under the Fund's investment advisory
meet throughout the year to review the       competitive bidding process or prepare an    agreement, the performance of Invesco Aim
performance of their assigned funds, and     independent written evaluation. The Senior   in providing these services, and the
the Sub-Committees review monthly and        Officer recommended that an independent      credentials and experience of the officers
quarterly comparative performance            written evaluation be provided and, at the   and employees of Invesco Aim who provide
information and periodic asset flow data     direction of the Board, prepared an          these services. The Board's review of the
for their assigned funds. These materials    independent written evaluation.              qualifications of Invesco Aim to provide
are prepared under the direction and                                                      these services included the Board's
supervision of the independent Senior           During the annual contract renewal        consideration of Invesco Aim's portfolio
Officer, an officer of the AIM Funds who     process, the Board considered the factors    and product review process, various back
reports directly to the independent          discussed below in evaluating the fairness   office support functions provided by
Trustees. Over the course of each year,      and reasonableness of the Fund's             Invesco Aim and its affiliates, and
the Sub-Committees meet with portfolio       investment advisory agreement and            Invesco Aim's equity and fixed income
managers for their assigned funds and        sub-advisory contracts. The Board            trading operations. The Board concluded
other members of management and review       considered all of the information provided   that the nature, extent and quality of the
with these individuals the performance,      to them, including information provided at   advisory services provided to the Fund by
investment objective(s), policies,           their meetings throughout the year as part   Invesco Aim are appropriate and that
strategies and limitations of these funds.   of their ongoing oversight of the Fund,      Invesco Aim currently is providing
                                             and did not identify any                     satisfactory advisory services in
                                                                                          accordance with the terms of the Fund's
                                                                                          investment advisory

AIM V.I. GOVERNMENT SECURITIES FUND                                                                                        continued

agreement. In addition, based on their          C. Fund Performance                       with investment strategies comparable
ongoing meetings throughout the year with                                                 to those of the Fund.
the Fund's portfolio manager or managers,       The Board considered fund performance
the Board concluded that these individuals   as a relevant factor in considering             The Board noted that Invesco Aim has
are competent and able to continue to        whether to approve the investment advisory   contractually agreed to waive fees and/or
carry out their responsibilities under the   agreement as well as the sub-advisory        limit expenses of the Fund through at
Fund's investment advisory agreement.        contracts for the Fund, as Invesco           least April 30, 2010 in an amount
                                             Institutional currently manages assets of    necessary to limit total annual operating
   In determining whether to continue the    the Fund.                                    expenses to a specified percentage of
Fund's investment advisory agreement, the                                                 average daily net assets for each class of
Board considered the prior relationship         The Board compared the Fund's             the Fund. The Board also considered the
between Invesco Aim and the Fund, as well    performance during the past one, three and   effect this expense limitation would have
as the Board's knowledge of Invesco Aim's    five calendar years to the performance of    on the Fund's estimated total expenses.
operations, and concluded that it is         all funds in the Lipper performance
beneficial to maintain the current           universe that are not managed by Invesco        The Board also considered the services
relationship, in part, because of such       Aim or an Affiliated Sub-Adviser, and        provided by the Affiliated Sub-Advisers
knowledge. The Board also considered the     against the Lipper VA Underlying Funds -     pursuant to the sub-advisory contracts and
steps that Invesco Aim and its affiliates    General U.S. Government Index. The Board     the services provided by Invesco Aim
continue to take to improve the quality      noted that the Fund's performance was in     pursuant to the Fund's advisory agreement,
and efficiency of the services they          the first quintile of its performance        as well as the allocation of fees between
provide to the AIM Funds in the areas of     universe for the one, three and five year    Invesco Aim and the Affiliated
investment performance, product line         periods (the first quintile being the best   Sub-Advisers pursuant to the sub-advisory
diversification, distribution, fund          performing funds and the fifth quintile      contracts. The Board noted that the
operations, shareholder services and         being the worst performing funds). The       sub-advisory fees have no direct effect on
compliance. The Board concluded that the     Board noted that the Fund's performance      the Fund or its shareholders, as they are
quality and efficiency of the services       was above the performance of the Index for   paid by Invesco Aim to the Affiliated
Invesco Aim and its affiliates provide to    the one, three and five year periods.        Sub-Advisers, and that Invesco Aim and the
the AIM Funds in each of these areas         Although the independent written             Affiliated Sub-Advisers are affiliates.
support the Board's approval of the          evaluation of the Fund's Senior Officer
continuance of the Fund's investment         only considered Fund performance through        After taking account of the Fund's
advisory agreement.                          the most recent calendar year, the Board     contractual advisory fee rate, the
                                             also reviewed more recent Fund performance   contractual sub-advisory fee rate, the
   B. Nature, Extent and Quality of          and this review did not change their         comparative advisory fee information
      Services Provided by Affiliated        conclusions. The Board noted that, in        discussed above, the expense limitations
      Sub-Advisers                           response to the Board's focus on fund        and other relevant factors, the Board
                                             performance, Invesco Aim has taken a         concluded that the Fund's advisory and
The Board reviewed the services              number of actions intended to improve the    sub-advisory fees are fair and reasonable.
provided by the Affiliated Sub-Advisers      investment process for the funds.
under the sub-advisory contracts and the                                                     E. Economies of Scale and Breakpoints
credentials and experience of the officers      D. Advisory and Sub-Advisory Fees and
and employees of the Affiliated                    Fee Waivers                            The Board considered the extent to
Sub-Advisers who provide these services.                                                  which there are economies of scale in the
The Board concluded that the nature,         The Board compared the Fund's                provision of advisory services to the
extent and quality of the services           contractual advisory fee rate to the         Fund. The Board also considered whether
provided by the Affiliated Sub-Advisers      contractual advisory fee rates of funds in   the Fund benefits from such economies of
are appropriate. The Board noted that the    the Fund's Lipper expense group that are     scale through contractual breakpoints in
Affiliated Sub-Advisers, which have          not managed by Invesco Aim or an             the Fund's advisory fee schedule. The
offices and personnel that are               Affiliated Sub-Adviser, at a common asset    Board noted that the Fund's contractual
geographically dispersed in financial        level. The Board noted that the Fund's       advisory fee schedule includes one
centers around the world, can provide        contractual advisory fee rate was below      breakpoint and that the level of the
research and other information and make      the median contractual advisory fee rate     Fund's advisory fees, as a percentage of
recommendations on the markets and           of funds in its expense group. The Board     the Fund's net assets, has decreased as
economies of various countries and           also reviewed the methodology used by        net assets increased because of the
securities of companies located in such      Lipper in determining contractual fee        breakpoint. Based on this information, the
countries or on various types of             rates, which includes using audited          Board concluded that the Fund's advisory
investments and investment techniques. The   financial data from the most recent annual   fees appropriately reflect economies of
Board noted that investment decisions for    report of each fund in the expense group     scale at current asset levels. The Board
the Fund are made by Invesco Institutional   that was publicly available as of the end    also noted that the Fund shares directly
(N.A.), Inc. (Invesco Institutional). The    of the past calendar year. The Board noted   in economies of scale through lower fees
Board concluded that the sub-advisory        that some comparative data was at least      charged by third party service providers
contracts benefit the Fund and its           one year old and did not reflect the         based on the combined size of all of the
shareholders by permitting Invesco Aim to    market downturn that occurred in the         AIM Funds and affiliates.
utilize the additional resources and         fourth quarter of 2008. The Board noted
talent of the Affiliated Sub-Advisers in     that neither Invesco Aim nor its                F. Profitability and Financial
managing the Fund.                           affiliates serve as an adviser to other            Resources
                                             domestic mutual funds or other domestic
                                             clients                                      The Board reviewed information from
                                                                                          Invesco Aim concerning the costs of the
                                                                                          advisory and other services that Invesco
                                                                                          Aim and its affiliates provide to the Fund

AIM V.I. GOVERNMENT SECURITIES FUND                                                                                        continued

and the profitability of Invesco Aim         affiliates are providing these services
and its affiliates in providing these        in a satisfactory manner and in accordance
services. The Board also reviewed            with the terms of their contracts, and are
information concerning the financial         qualified to continue to provide these
condition of Invesco Aim and its             services to the Fund.
affiliates. The Board reviewed with
Invesco Aim the methodology used to             The Board considered the benefits
prepare the profitability information. The   realized by Invesco Aim and the Affiliated
Board considered the overall profitability   Sub-Advisers as a result of portfolio
of Invesco Ltd., the ultimate parent of      brokerage transactions executed through
Invesco Aim and the Affiliated               "soft dollar" arrangements. The Board
Sub-Advisers, and of Invesco Aim, as well    noted that soft dollar arrangements shift
as the profitability of Invesco Aim in       the payment obligation for research and
connection with managing the Fund. The       execution services from Invesco Aim and
Board noted that Invesco Aim continues to    the Affiliated Sub-Advisers to the funds
operate at a net profit, although the        and therefore may reduce Invesco Aim's and
reduction of assets under management as a    the Affiliated Sub-Advisers' expenses. The
result of market movements and the           Board concluded that Invesco Aim's and the
increase in voluntary fee waivers for        Affiliated Sub-Advisers' soft dollar
affiliated money market funds have reduced   arrangements are appropriate. The Board
the profitability of Invesco Aim and its     also concluded that, based on their review
affiliates. The Board concluded that the     and representations made by the Chief
Fund's fees are fair and reasonable, and     Compliance Officer of Invesco Aim, these
that the level of profits realized by        arrangements are consistent with
Invesco Aim and its affiliates from          regulatory requirements.
providing services to the Fund is not
excessive in light of the nature, quality       The Board considered the fact that the
and extent of the services provided. The     Fund's uninvested cash and cash collateral
Board considered whether Invesco Aim is      from any securities lending arrangements
financially sound and has the resources      may be invested in money market funds
necessary to perform its obligations under   advised by Invesco Aim pursuant to
the Fund's investment advisory agreement,    procedures approved by the Board. The
and concluded that Invesco Aim has the       Board noted that Invesco Aim will receive
financial resources necessary to fulfill     advisory fees from these affiliated money
these obligations. The Board also            market funds attributable to such
considered whether each Affiliated           investments, although Invesco Aim has
Sub-Adviser is financially sound and has     contractually agreed to waive through at
the resources necessary to perform its       least June 30, 2010, the advisory fees
obligations under the sub-advisory           payable by the Fund in an amount equal to
contracts, and concluded that each           100% of the net advisory fees Invesco Aim
Affiliated Sub-Adviser has the financial     receives from the affiliated money market
resources necessary to fulfill these         funds with respect to the Fund's
obligations.                                 investment in the affiliated money market
                                             funds of uninvested cash, but not cash
   G. Collateral Benefits to Invesco Aim     collateral. The Board concluded that the
      and its Affiliates                     Fund's investment of uninvested cash and
                                             cash collateral from any securities
The Board considered various other           lending arrangements in the affiliated
benefits received by Invesco Aim and its     money market funds is in the best
affiliates resulting from Invesco Aim's      interests of the Fund and its
relationship with the Fund, including the    shareholders.
fees received by Invesco Aim and its
affiliates for their provision of
administrative, transfer agency and
distribution services to the Fund. The
Board considered the performance of
Invesco Aim and its affiliates in
providing these services and the
organizational structure employed by
Invesco Aim and its affiliates to provide
these services. The Board also considered
that these services are provided to the
Fund pursuant to written contracts that
are reviewed and approved on an annual
basis by the Board. The Board concluded
that Invesco Aim and its

AIM V.I. GOVERNMENT SECURITIES FUND

[INVESCO AIM LOGO]             AIM V.I. HIGH YIELD FUND
 - SERVICE MARK -              Semiannual Report to Shareholders - June 30, 2009

                               [MOUNTAIN GRAPHIC]

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Website, sec. gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

Invesco Aim Distributors, Inc.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================   ==========================================
PERFORMANCE SUMMARY                                                                       AVERAGE ANNUAL TOTAL RETURNS
                                                                                          As of 6/30/09
FUND VS. INDEXES
                                                                                          SERIES I SHARES
Cumulative total returns, 12/31/08 to 6/30/09, excluding variable product issuer          Inception (5/1/98)                   1.13%
charges. If variable product issuer charges were included, returns would be lower.        10 Year                              1.47
                                                                                          5 Years                              3.32
Series I Shares                                                                  25.75%   1 Year                              -6.07
Series II Shares                                                                 25.47
Barclays Capital U.S. Aggregate Index(Triangle)* (Broad Market Index)             1.90    SERIES II SHARES
Barclays Capital U.S. Corporate High Yield Index(Triangle)* (Style-Specific               10 Years                             1.24%
   Index)                                                                        30.43    5 Years                              3.09
Lipper VUF High Current Yield Bond Funds Category Average(Triangle) (Peer                 1 Year                              -6.41
   Group)                                                                        20.55    ==========================================

(Triangle) Lipper Inc.                                                                    REFLECT SALES CHARGES, EXPENSES AND FEES
                                                                                          ASSESSED IN CONNECTION WITH A VARIABLE
*          Effective 11/3/08, Lehman Brothers indexes were rebranded as Barclays          PRODUCT. SALES CHARGES, EXPENSES AND FEES,
           Capital indexes.                                                               WHICH ARE DETERMINED BY THE VARIABLE
                                                                                          PRODUCT ISSUERS, WILL VARY AND WILL LOWER
The BARCLAYS CAPITAL U.S. AGGREGATE INDEX covers U.S. investment-grade fixed-rate bonds   THE TOTAL RETURN.
with components for government and corporate securities, mortgage pass-throughs and
asset-backed securities.                                                                     THE MOST RECENT MONTH-END PERFORMANCE
                                                                                          DATA AT THE FUND LEVEL, EXCLUDING VARIABLE
   The BARCLAYS CAPITAL U.S. CORPORATE HIGH YIELD INDEX covers the universe of fixed      PRODUCT CHARGES, IS AVAILABLE ON THE
rate, non-investment grade debt. Pay-in-kind bonds, Eurobonds and debt issues from        INVESCO AIM AUTOMATED INFORMATION LINE,
countries designated as emerging markets are excluded, but Canadian and global bonds      866 702 4402. AS MENTIONED ABOVE, FOR THE
(SEC registered) of issuers in non-emerging countries are included.                       MOST RECENT MONTH-END PERFORMANCE
                                                                                          INCLUDING VARIABLE PRODUCT CHARGES, PLEASE
   The LIPPER VUF HIGH CURRENT YIELD BOND FUNDS CATEGORY AVERAGE represents an average    CONTACT YOUR VARIABLE PRODUCT ISSUER OR
of all of the variable insurance underlying funds in the Lipper High Current Yield Bond   FINANCIAL ADVISOR.
Funds category. These funds have no credit rating restriction, but tend to invest in
fixed-income securities with lower credit ratings.                                           HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                                                                          REIMBURSED EXPENSES, PERFORMANCE WOULD
   The Fund is not managed to track the performance of any particular index, including    HAVE BEEN LOWER.
the indexes defined here, and consequently, the performance of the Fund may deviate
significantly from the performance of the indexes.                                        (1) Total annual operating expenses less
                                                                                              any contractual fee waivers and/or
   A direct investment cannot be made in an index. Unless otherwise indicated, index          expense reimbursements by the advisor
results include reinvested dividends, and they do not reflect sales charges.                  in effect through at least April 30,
Performance of the peer group reflects fund expenses; performance of a market index           2010. See current prospectus for more
does not.                                                                                     information.
=======================================================================================
                                                                                          (2) Total annual operating expenses less
SERIES II SHARES' INCEPTION DATE IS MARCH    YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL        contractual advisory fee waivers by
26, 2002. RETURNS SINCE THAT DATE ARE        SHARES.                                          the advisor in effect through at least
HISTORICAL. ALL OTHER RETURNS ARE THE                                                         June 30, 2010. See current prospectus
BLENDED RETURNS OF THE HISTORICAL               THE NET ANNUAL FUND OPERATING EXPENSE         for more information.
PERFORMANCE OF SERIES II SHARES SINCE        RATIO SET FORTH IN THE MOST RECENT FUND
THEIR INCEPTION AND THE RESTATED             PROSPECTUS AS OF THE DATE OF THIS REPORT
HISTORICAL PERFORMANCE OF SERIES I SHARES    FOR SERIES I AND SERIES II SHARES WAS
(FOR PERIODS PRIOR TO INCEPTION OF SERIES    0.96% AND 1.21%, RESPECTIVELY.(1, 2) THE
II SHARES) ADJUSTED TO REFLECT THE RULE      TOTAL ANNUAL FUND OPERATING EXPENSE RATIO
12B-1 FEES APPLICABLE TO SERIES II SHARES.   SET FORTH IN THE MOST RECENT FUND
THE INCEPTION DATE OF SERIES I SHARES IS     PROSPECTUS AS OF THE DATE OF THIS REPORT
MAY 1, 1998.                                 FOR SERIES I AND SERIES II SHARES WAS
                                             1.23% AND 1.48%, RESPECTIVELY. THE EXPENSE
   THE PERFORMANCE OF THE FUND'S SERIES I    RATIOS PRESENTED ABOVE MAY VARY FROM THE
AND SERIES II SHARE CLASSES WILL DIFFER      EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
PRIMARILY DUE TO DIFFERENT CLASS EXPENSES.   OF THIS REPORT THAT ARE BASED ON EXPENSES
                                             INCURRED DURING THE PERIOD COVERED BY THIS
   THE PERFORMANCE DATA QUOTED REPRESENT     REPORT.
PAST PERFORMANCE AND CANNOT GUARANTEE
COMPARABLE FUTURE RESULTS; CURRENT              AIM V.I. HIGH YIELD FUND, A SERIES
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   PORTFOLIO OF AIM VARIABLE INSURANCE FUNDS,
CONTACT YOUR VARIABLE PRODUCT ISSUER OR      IS CURRENTLY OFFERED THROUGH INSURANCE
FINANCIAL ADVISOR FOR THE MOST RECENT        COMPANIES ISSUING VARIABLE PRODUCTS. YOU
MONTH-END VARIABLE PRODUCT PERFORMANCE.      CANNOT PURCHASE SHARES OF THE FUND
PERFORMANCE FIGURES REFLECT FUND EXPENSES,   DIRECTLY. PERFORMANCE FIGURES GIVEN
REINVESTED DISTRIBUTIONS AND CHANGES IN      REPRESENT THE FUND AND ARE NOT INTENDED TO
NET ASSET VALUE. INVESTMENT RETURN AND       REFLECT ACTUAL VARIABLE PRODUCT VALUES.
PRINCIPAL VALUE WILL FLUCTUATE SO THAT       THEY DO NOT

AIM V.I. HIGH YIELD FUND

SCHEDULE OF INVESTMENTS(a)

June 30, 2009
(Unaudited)



                                                      PRINCIPAL
                                                        AMOUNT         VALUE
-------------------------------------------------------------------------------

BONDS & NOTES-95.93%

AEROSPACE & DEFENSE-0.12%

Alliant Techsystems Inc.,
  Sr. Sub. Unsec. Gtd. Notes,
  6.75%, 04/01/16                                       $ 60,000    $    55,650
===============================================================================


AIRLINES-3.53%

American Airlines,
  Series 1999-1, Class A-2, Sec. Notes, Pass
  Through Ctfs.,
  7.02%, 10/15/09                                        465,000        463,256
-------------------------------------------------------------------------------
  Series 2009-1A, Sec. Pass Through Ctfs.,
  10.38%, 07/02/19                                        70,000         70,963
-------------------------------------------------------------------------------
Continental Airlines Inc.,
  Pass Through Ctfs.,
  9.00%, 07/08/16                                        165,000        165,825
-------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes,
  8.75%, 12/01/11                                        185,000        123,950
-------------------------------------------------------------------------------
  Series 2000-1, Class C-1, Sec. Sub. Pass Through
  Ctfs.,
  8.50%, 05/01/11                                         39,186         33,308
-------------------------------------------------------------------------------
  Series 2000-2, Class B, Sec. Sub. Pass Through
  Ctfs.,
  8.31%, 04/02/18                                        138,636        106,750
-------------------------------------------------------------------------------
  Series 2001-1, Class B, Sec. Sub. Pass Through
  Ctfs.,
  7.37%, 12/15/15                                        113,153         85,430
-------------------------------------------------------------------------------
Delta Air Lines, Inc.,
  Series 2002-1, Class C, Sec. Pass Through Ctfs.,
  7.78%, 01/02/12                                        397,066        373,242
-------------------------------------------------------------------------------
  Series 2007-1, Class C, Sec. Global Pass Through
  Ctfs.,
  8.95%, 08/10/14                                        252,191        163,924
-------------------------------------------------------------------------------
UAL Corporation,-
  Series 2007-1, Class B, Sr. Sec. Gtd. Global
  Pass Through Ctfs.,
  7.34%, 07/02/19(b)                                     128,997         67,724
-------------------------------------------------------------------------------
  Series 2000-2, Class A-2, Sec. Pass Through
  Ctfs.,
  7.19%, 04/01/11                                         49,528         48,537
===============================================================================
                                                                      1,702,909
===============================================================================


ALTERNATIVE CARRIERS-0.85%

Intelsat Subsidiary Holding Co. Ltd. (Bermuda),
  Sr. Unsec. Gtd. Global,
  8.50%, 01/15/13                                        170,000        164,688
-------------------------------------------------------------------------------
Level 3 Financing Inc.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  9.25%, 11/01/14                                        295,000        244,850
===============================================================================
                                                                        409,538
===============================================================================


ALUMINUM-1.15%

Century Aluminum Co.,
  Sr. Unsec. Gtd. Global Notes,
  7.50%, 08/15/14                                        103,000         72,357
-------------------------------------------------------------------------------
Novelis Inc. (Canada),
  Sr. Unsec. Gtd. Global Notes,
  7.25%, 02/15/15                                        634,000        485,010
===============================================================================
                                                                        557,367
===============================================================================


APPAREL RETAIL-1.18%

Collective Brands, Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  8.25%, 08/01/13                                        350,000        325,500
-------------------------------------------------------------------------------
Ltd. Brands Inc.,
  Sr. Notes,
  8.50%, 06/15/19(b)                                      40,000         38,900
-------------------------------------------------------------------------------
  Sr. Unsec. Notes,
  6.13%, 12/01/12                                        120,000        116,400
-------------------------------------------------------------------------------
  5.25%, 11/01/14                                        105,000         90,956
===============================================================================
                                                                        571,756
===============================================================================


APPAREL, ACCESSORIES & LUXURY GOODS-3.05%

American Achievement Corp.,
  Sr. Unsec. Gtd. Sub. Notes,
  8.25%, 04/01/12(b)                                     205,000        192,188
-------------------------------------------------------------------------------
Hanesbrands, Inc.-
  Series B, Sr. Unsec. Gtd. Floating Rate Global
  Notes,
  4.59%, 12/15/14(c)                                     370,000        300,625
-------------------------------------------------------------------------------
Levi Strauss & Co.,
  Sr. Unsec. Unsub. Global Notes,
  8.88%, 04/01/16                                        365,000        358,612
-------------------------------------------------------------------------------
Liz Claiborne Inc.,
  Sr. Conv. Notes,
  6.00%, 06/15/14(b)                                     265,000        263,728
-------------------------------------------------------------------------------
Perry Ellis International, Inc.-
  Series B, Sr. Unsec. Gtd. Sub. Global Notes,
  8.88%, 09/15/13                                        325,000        265,687
-------------------------------------------------------------------------------
Warnaco Inc.,
  Sr. Unsec. Gtd. Global Notes,
  8.88%, 06/15/13                                         90,000         91,125
===============================================================================
                                                                      1,471,965
===============================================================================


AUTO PARTS & EQUIPMENT-0.71%

Tenneco Inc.,
  Sr. Unsec. Gtd. Global Notes,
  8.13%, 11/15/15                                         45,000         36,338
-------------------------------------------------------------------------------
  Series B, Sr. Sec. Gtd. Second Lien Global
  Notes,
  10.25%, 07/15/13                                       210,000        201,600
-------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. HIGH YIELD FUND

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
-------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT-(CONTINUED)

TRW Automotive Inc.,
  Sr. Unsec. Gtd. Unsub. Notes,
  7.25%, 03/15/17(b)                                    $135,000    $    95,850
-------------------------------------------------------------------------------
Visteon Corp.,
  Sr. Unsec. Unsub. Notes,
  7.00%, 03/10/14(d)                                     180,000          7,200
===============================================================================
                                                                        340,988
===============================================================================


AUTOMOBILE MANUFACTURERS-0.94%

Ford Motor Co.,
  Sr. Unsec. Unsub. Global Notes,
  7.45%, 07/16/31                                        545,000        321,550
-------------------------------------------------------------------------------
Motors Liquidation Co.,
  Sr. Unsec. Unsub. Global Notes,
  7.20%, 01/15/11(d)                                     445,000         56,738
-------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes,
  8.38%, 07/15/33(d)                                     525,000         73,500
===============================================================================
                                                                        451,788
===============================================================================


BROADCASTING-2.50%

Charter Communications Operating, LLC/Charter
  Communications Operating Capital Corp.,
  Sr. Sec. Gtd. Second Lien Notes,
  10.00%, 04/30/12(b)(d)                                 410,000        396,675
-------------------------------------------------------------------------------
CSC Holdings Inc.,
  Sr. Unsec. Notes,
  8.50%, 04/15/14(b)                                     115,000        114,425
-------------------------------------------------------------------------------
  8.63%, 02/15/19(b)                                      30,000         29,550
-------------------------------------------------------------------------------
Hughes Network Systems LLC/HNS Finance Corp.,
  Sr. Unsec. Gtd. Global Notes,
  9.50%, 04/15/14                                        150,000        147,000
-------------------------------------------------------------------------------
Unitymedia GmbH (Germany),
  Sr. Sec. Gtd. Notes,
  10.38%, 02/15/15(b)                                    280,000        286,650
-------------------------------------------------------------------------------
Virgin Media Finance PLC (United Kingdom),
  Sr. Unsec. Gtd. Global Notes,
  8.75%, 04/15/14                                        240,000        234,600
===============================================================================
                                                                      1,208,900
===============================================================================


BUILDING PRODUCTS-1.97%

AMH Holdings Inc.,
  Sr. Unsec. Disc. Global Notes,
  11.25%, 03/01/14                                       655,000        284,925
-------------------------------------------------------------------------------
Building Materials Corp. of America, Sec. Gtd.
  Second Lien Global Notes,
  7.75%, 08/01/14                                        460,000        414,000
-------------------------------------------------------------------------------
Nortek, Inc.,
  Sr. Sec. Gtd. Global Notes,
  10.00%, 12/01/13                                       110,000         88,550
-------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Global Notes,
  8.50%, 09/01/14                                        165,000         48,675
-------------------------------------------------------------------------------
Ply Gem Industries Inc.,
  Sr. Sec. Gtd. First & Second Lien Global Notes,
  11.75%, 06/15/13                                       175,000        114,187
===============================================================================
                                                                        950,337
===============================================================================


CASINOS & GAMING-4.25%

Great Canadian Gaming Corp. (Canada),
  Sr. Unsec. Gtd. Sub. Notes,
  7.25%, 02/15/15(b)                                     240,000        215,100
-------------------------------------------------------------------------------
Mandalay Resort Group,
  Sr. Unsec. Gtd. Sub. Global Notes,
  9.38%, 02/15/10                                         60,000         57,450
-------------------------------------------------------------------------------
MGM Mirage,
  Sr. Sec. Gtd. Notes,
  13.00%, 11/15/13(b)                                    130,000        144,625
-------------------------------------------------------------------------------
  Sr. Sec. Notes,
  10.38%, 05/15/14(b)                                    165,000        174,488
-------------------------------------------------------------------------------
  11.13%, 11/15/17(b)                                    165,000        176,137
-------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes,
  6.63%, 07/15/15                                        273,000        178,132
-------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Notes,
  8.50%, 09/15/10                                        310,000        285,200
-------------------------------------------------------------------------------
Pinnacle Entertainment, Inc.,
  Sr. Unsec. Gtd. Sub. Notes,
  8.75%, 10/01/13                                        190,000        194,750
-------------------------------------------------------------------------------
Scientific Games Corp.,
  Sr. Sub. Unsec. Gtd. Notes Conv. Putable,
  0.75%, 12/01/24                                        125,000        121,200
-------------------------------------------------------------------------------
Seneca Gaming Corp.,
  Sr. Unsec. Unsub. Global Notes,
  7.25%, 05/01/12                                        160,000        138,400
-------------------------------------------------------------------------------
  Series B, Sr. Unsec. Global Notes,
  7.25%, 05/01/12                                         95,000         82,175
-------------------------------------------------------------------------------
Snoqualmie Entertainment Authority,
  Sr. Sec. Floating Rate Notes,
  5.38%, 02/01/14 (Acquired 05/04/09; Cost
  $64,125)(b)(c)                                         150,000         64,500
-------------------------------------------------------------------------------
  Sr. Sec. Notes,
  9.13%, 02/01/15(b)                                     220,000        110,000
-------------------------------------------------------------------------------
Wynn Las Vegas Capital LLC/Corp.,
  Sr. Sec. Gtd. Global First Mortgage Notes,
  6.63%, 12/01/14                                         65,000         57,005
-------------------------------------------------------------------------------
  6.63%, 12/01/14                                         60,000         51,120
===============================================================================
                                                                      2,050,282
===============================================================================


COMMODITY CHEMICALS-0.55%

Westlake Chemical Corp.,
  Sr. Unsec. Gtd. Notes,
  6.63%, 01/15/16                                        300,000        264,000
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. HIGH YIELD FUND

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
-------------------------------------------------------------------------------
COMPUTER STORAGE & PERIPHERALS-0.11%

Seagate Technology International,
  Sr. Sec. Gtd. Notes,
  10.00%, 05/01/14(b)                                   $ 50,000    $    52,750
===============================================================================


CONSTRUCTION & ENGINEERING-0.82%

Great Lakes Dredge & Dock Corp.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  7.75%, 12/15/13                                        106,000         91,690
-------------------------------------------------------------------------------
MasTec, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  7.63%, 02/01/17                                        350,000        306,250
===============================================================================
                                                                        397,940
===============================================================================


CONSTRUCTION MATERIALS-1.08%

Texas Industries, Inc.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  7.25%, 07/15/13                                         65,000         59,800
-------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Notes,
  7.25%, 07/15/13(b)                                     170,000        156,400
-------------------------------------------------------------------------------
U.S. Concrete, Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  8.38%, 04/01/14                                        475,000        306,375
===============================================================================
                                                                        522,575
===============================================================================


CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS-0.79%

Terex Corp.,
  Sr. Unsec. Global Notes,
  10.88%, 06/01/16                                        95,000         95,713
-------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Global Notes,
  7.38%, 01/15/14                                         95,000         88,350
-------------------------------------------------------------------------------
Titan International, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  8.00%, 01/15/12                                        220,000        199,100
===============================================================================
                                                                        383,163
===============================================================================


CONSUMER FINANCE-3.37%

Ford Motor Credit Co. LLC,
  Sr. Unsec. Global Notes,
  9.75%, 09/15/10                                        185,000        179,450
-------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes,
  7.00%, 10/01/13                                        145,000        118,175
-------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes,
  8.63%, 11/01/10                                        405,000        388,800
-------------------------------------------------------------------------------
  9.88%, 08/10/11                                        120,000        112,800
-------------------------------------------------------------------------------
GMAC Inc.,
  Sr. Unsec. Gtd. Notes,
  7.50%, 12/31/13 (Acquired 12/31/08; Cost
  $21,227)(b)                                             29,000         22,910
-------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Notes,
  6.75%, 12/01/14 (Acquired 12/31/08; Cost
  $211,683)(b)                                           294,000        235,200
-------------------------------------------------------------------------------
  8.00%, 11/01/31 (Acquired 12/31/08; Cost
  $168,910)(b)                                           266,000        187,530
-------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes,
  6.88%, 09/15/11                                        415,000        361,050
-------------------------------------------------------------------------------
  Unsec. Sub. Notes,
  8.00%, 12/31/18 (Acquired 12/31/08; Cost
  $18,407)(b)                                             35,000         23,100
===============================================================================
                                                                      1,629,015
===============================================================================


DATA PROCESSING & OUTSOURCED SERVICES-1.80%

First Data Corp.,
  Sr. Unsec. Gtd. Global Notes,
  9.88%, 09/24/15                                        415,000        297,244
-------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Gtd. Notes,
  9.88%, 09/24/15(b)                                     155,000        111,406
-------------------------------------------------------------------------------
Lender Processing Services Inc.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  8.13%, 07/01/16                                         95,000         94,050
-------------------------------------------------------------------------------
Sungard Data Systems Inc.,
  Sr. Unsec. Gtd. Global Notes,
  9.13%, 08/15/13                                        386,000        368,630
===============================================================================
                                                                        871,330
===============================================================================


DEPARTMENT STORES-0.85%

Macy's Retail Holdings Inc.,
  Sr. Unsec. Gtd. Notes,
  6.63%, 04/01/11                                        215,000        208,550
-------------------------------------------------------------------------------
  5.35%, 03/15/12                                        220,000        201,300
===============================================================================
                                                                        409,850
===============================================================================


DIVERSIFIED CHEMICALS-0.26%

Dow Chemical Co. (The),
  Sr. Unsec. Unsub. Global Notes,
  8.55%, 05/15/19                                        125,000        126,494
===============================================================================


DIVERSIFIED METALS & MINING-2.34%

FMG Finance Pty. Ltd. (Australia),
  Sr. Sec. Notes,
  10.63%, 09/01/16(b)                                    370,000        357,050
-------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec.
  Notes,
  8.25%, 04/01/15                                        120,000        120,840
-------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. HIGH YIELD FUND

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
-------------------------------------------------------------------------------
DIVERSIFIED METALS & MINING-(CONTINUED)

Teck Resources Ltd. (Canada),
  Sr. Sec. Notes,
  9.75%, 05/15/14(b)                                    $115,000    $   121,325
-------------------------------------------------------------------------------
  10.75%, 05/15/19(b)                                    230,000        250,700
-------------------------------------------------------------------------------
Vedanta Resources PLC (United Kingdom),
  Sr. Unsec. Unsub. Notes,
  9.50%, 07/18/18(b)                                     320,000        281,600
===============================================================================
                                                                      1,131,515
===============================================================================


DIVERSIFIED SUPPORT SERVICES-1.56%

Education Management LLC/ Education Management
  Finance Corp.,
  Sr. Unsec. Gtd. Global Notes,
  8.75%, 06/01/14                                        105,000        102,375
-------------------------------------------------------------------------------
Geo Group, Inc. (The), Sr. Unsec. Global Notes,
  8.25%, 07/15/13                                        150,000        147,000
-------------------------------------------------------------------------------
Mobile Mini, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  9.75%, 08/01/14                                         60,000         58,050
-------------------------------------------------------------------------------
Travelport LLC,
  Sr. Unsec. Gtd. Sub. Global Notes,
  11.88%, 09/01/16                                       190,000        114,000
-------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Global Notes,
  9.88%, 09/01/14                                        485,000        329,800
===============================================================================
                                                                        751,225
===============================================================================


DRUG RETAIL-0.96%

General Nutrition Centers Inc.,
  Sr. Unsec. Gtd. PIK Floating Rate Global Notes,
  6.40%, 03/15/14(c)                                     450,000        362,250
-------------------------------------------------------------------------------
Rite Aid Corp.,
  Sr. Sec. Notes,
  9.75%, 06/12/16(b)                                     100,000        101,000
===============================================================================
                                                                        463,250
===============================================================================


ELECTRIC UTILITIES-1.12%

Elwood Energy LLC,
  Sr. Sec. Global Notes,
  8.16%, 07/05/26                                        137,360        114,696
-------------------------------------------------------------------------------
LSP Energy L.P./LSP Batesville Funding
  Corp.-Series C, Sr. Sec. Mortgage Bonds,
  7.16%, 01/15/14                                        122,616        115,894
-------------------------------------------------------------------------------
Tenaska Alabama Partners L.P.,
  Sr. Sec. Mortgage Notes,
  7.00%, 06/30/21(b)                                     358,977        309,617
===============================================================================
                                                                        540,207
===============================================================================


ELECTRONIC MANUFACTURING SERVICES-0.02%

Flextronics International Ltd.,
  Sr. Sub. Unsec. Global Notes,
  6.50%, 05/15/13                                         10,000          9,725
===============================================================================


FOOD RETAIL-1.01%

Ahold Finance USA, Inc.,
  Sr. Unsec. Gtd. Unsub. Notes,
  8.25%, 07/15/10                                         10,000         10,363
-------------------------------------------------------------------------------
American Stores Co.,
  Sr. Unsec. Bonds,
  8.00%, 06/01/26                                        285,000        249,019
-------------------------------------------------------------------------------
New Albertsons Inc.,
  Sr. Unsec. Bonds,
  8.00%, 05/01/31                                        205,000        176,556
-------------------------------------------------------------------------------
SUPERVALU Inc.,
  Sr. Unsec. Notes,
  8.00%, 05/01/16                                         50,000         49,250
===============================================================================
                                                                        485,188
===============================================================================


GAS UTILITIES-0.36%

Ferrellgas Escrow LLC/Ferrellgas Finance Escrow
  Corp.,
  Sr. Unsec. Global Notes,
  6.75%, 05/01/14                                        200,000        175,000
===============================================================================


GENERAL MERCHANDISE STORES-0.26%

Susser Holdings LLC & Susser Finance Corp.,
  Sr. Unsec. Gtd. Global Notes,
  10.63%, 12/15/13                                       125,000        126,563
===============================================================================


HEALTH CARE EQUIPMENT-0.67%

DJO Finance LLC/DJO Finance Corp.,
  Sr. Unsec. Gtd. Global Notes,
  10.88%, 11/15/14                                       365,000        322,113
===============================================================================


HEALTH CARE FACILITIES-2.74%

Community Health Systems Inc.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  8.88%, 07/15/15                                        405,000        398,925
-------------------------------------------------------------------------------
HCA, Inc.,
  Sr. Sec. Gtd. Global Notes,
  9.13%, 11/15/14                                        140,000        139,650
-------------------------------------------------------------------------------
  9.25%, 11/15/16                                        285,000        282,150
-------------------------------------------------------------------------------
  Sr. Sec. Notes,
  9.88%, 02/15/17(b)                                     130,000        133,575
-------------------------------------------------------------------------------
  8.50%, 04/15/19(b)                                     120,000        117,600
-------------------------------------------------------------------------------
  Sr. Unsec. Global Notes,
  6.38%, 01/15/15                                         55,000         44,825
-------------------------------------------------------------------------------
Healthsouth Corp.,
  Sr. Unsec. Gtd. Floating Rate Global Notes,
  7.22%, 06/15/14(c)                                     105,000         95,813
-------------------------------------------------------------------------------
Tenet Healthcare Corp.,
  Sr. Unsec. Unsub. Notes,
  6.38%, 12/01/11                                        109,000        109,272
===============================================================================
                                                                      1,321,810
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. HIGH YIELD FUND

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
-------------------------------------------------------------------------------
HEALTH CARE SERVICES-1.93%

Multiplan Inc.,
  Sr. Unsec. Sub. Notes,
  10.38%, 04/15/16(b)                                   $285,000    $   273,600
-------------------------------------------------------------------------------
Rural/Metro Corp.,
  Sr. Gtd. Sub. Global Notes,
  9.88%, 03/15/15                                         56,000         47,460
-------------------------------------------------------------------------------
Universal Hospital Services Inc.,
  Sr. Sec. PIK Global Notes,
  8.50%, 06/01/15                                        190,000        180,500
-------------------------------------------------------------------------------
US Oncology Inc.,
  Sr. Unsec. Gtd. Global Notes,
  9.00%, 08/15/12                                        225,000        231,187
-------------------------------------------------------------------------------
Viant Holdings Inc.,
  Sr. Unsec. Gtd. Sub. Notes,
  10.13%, 07/15/17(b)                                    247,000        200,070
===============================================================================
                                                                        932,817
===============================================================================


HEALTH CARE SUPPLIES-0.27%

Inverness Medical Innocations Inc.,
  Sr. Sub. Notes,
  9.00%, 05/15/16                                        135,000        131,625
===============================================================================


HOMEBUILDING-0.03%

TOUSA, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  9.00%, 07/01/10(d)                                     163,000         11,410
-------------------------------------------------------------------------------
  9.00%, 07/01/10(d)                                      60,000          4,200
===============================================================================
                                                                         15,610
===============================================================================


HOMEFURNISHING RETAIL-0.36%

Rent-A-Center Inc.-
  Series B, Sr. Unsec. Gtd. Sub. Global Notes,
  7.50%, 05/01/10                                        174,000        174,000
===============================================================================


HOTELS, RESORTS & CRUISE LINES-1.66%

NCL Corp. Ltd.,
  Sr. Unsec. Unsub. Global Notes,
  10.63%, 07/15/14                                       258,000        245,442
-------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.,
  Sr. Unsec. Unsub. Global Notes,
  8.00%, 05/15/10                                         65,000         64,513
-------------------------------------------------------------------------------
  6.88%, 12/01/13                                        160,000        136,000
-------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Yankee Notes,
  7.25%, 03/15/18                                        160,000        122,800
-------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.,
  Sr. Unsec. Notes,
  7.88%, 10/15/14                                        245,000        234,169
===============================================================================
                                                                        802,924
===============================================================================


HOUSEWARES & SPECIALTIES-0.76%

Yankee Acquisition Corp.-
  Series B, Sr. Gtd. Global Notes,
  8.50%, 02/15/15                                        430,000        366,575
===============================================================================


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-3.63%

AES Corp. (The),
  Sr. Unsec. Notes,
  9.75%, 04/15/16(b)                                     150,000        152,625
-------------------------------------------------------------------------------
AES Red Oak LLC-
  Series A, Sr. Sec. Bonds,
  8.54%, 11/30/19                                        316,565        284,908
-------------------------------------------------------------------------------
Dynegy Holdings Inc.,
  Sr. Unsec. Global Notes,
  8.38%, 05/01/16                                        325,000        277,063
-------------------------------------------------------------------------------
Energy Future Holdings Corp.,
  Sr. Unsec. Gtd. Global Notes,
  10.88%, 11/01/17                                       775,000        573,500
-------------------------------------------------------------------------------
Intergen N.V. (Netherlands),
  Sr. Sec. Gtd. Bonds,
  9.00%, 06/30/17(b)                                      50,000         48,000
-------------------------------------------------------------------------------
Ipalco Enterprises Inc.,
  Sr. Sec. Notes,
  7.25%, 04/01/16(b)                                      90,000         86,400
-------------------------------------------------------------------------------
NRG Energy, Inc.,
  Sr. Unsec. Gtd. Notes,
  7.38%, 02/01/16                                        190,000        180,500
-------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Notes,
  7.38%, 01/15/17                                        155,000        147,250
===============================================================================
                                                                      1,750,246
===============================================================================


INDUSTRIAL CONGLOMERATES-0.77%

Aleris International Inc.,
  Sr. Unsec. Gtd. PIK Global Notes,
  9.00%, 12/15/14(d)                                     215,000          2,150
-------------------------------------------------------------------------------
Indalex Holding Corp.-
  Series B, Sr. Sec. Gtd. Global Notes,
  11.50%, 02/01/14(d)                                    230,000         14,950
-------------------------------------------------------------------------------
RBS Global Inc./Rexnord LLC,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  9.50%, 08/01/14                                        410,000        352,600
===============================================================================
                                                                        369,700
===============================================================================


INDUSTRIAL MACHINERY-0.18%

Columbus McKinnon Corp.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  8.88%, 11/01/13                                         88,000         88,330
===============================================================================


INTEGRATED TELECOMMUNICATION SERVICES-1.85%

Frontier Communications Corp.,
  Sr. Unsec. Global Notes,
  7.88%, 01/15/27                                        340,000        268,600
-------------------------------------------------------------------------------
Hawaiian Telcom Communications Inc.-
  Series B, Sr. Unsec. Gtd. Unsub. Global Notes,
  9.75%, 05/01/13(d)                                     360,000          7,200
-------------------------------------------------------------------------------
Intelsat Jackson Holdings Ltd. (Bermuda),
  Sr. Unsec. Gtd. Global Notes,
  11.25%, 06/15/16                                       380,000        391,400
-------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. HIGH YIELD FUND

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
-------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)

Qwest Communications International Inc.,
  Sr. Unsec. Gtd. Global Notes,
  7.25%, 02/15/11                                       $170,000    $   166,175
-------------------------------------------------------------------------------
Qwest Corp.,
  Sr. Unsec. Notes,
  8.38%, 05/01/16(b)                                      60,000         57,900
===============================================================================
                                                                        891,275
===============================================================================


INVESTMENT BANKING & BROKERAGE-0.43%

E*Trade Financial Corp.,
  Sr. Unsec. Notes,
  7.88%, 12/01/15                                        265,000        206,700
===============================================================================


IT CONSULTING & OTHER SERVICES-0.01%

Unisys Corp.,
  Sr. Unsec. Unsub. Notes,
  8.00%, 10/15/12                                         10,000          6,200
===============================================================================


LEISURE FACILITIES-0.83%

Speedway Motorsports Inc.,
  Sr. Unsec. Notes,
  8.75%, 06/01/16(b)                                      55,000         56,100
-------------------------------------------------------------------------------
Universal City Development Partners Ltd.,
  Sr. Unsec. Unsub. Global Notes,
  11.75%, 04/01/10                                       360,000        344,700
===============================================================================
                                                                        400,800
===============================================================================


LIFE & HEALTH INSURANCE-0.70%

Metlife Inc.,
  Jr. Sub. Global Notes,
  10.75%, 08/01/39                                       210,000        232,188
-------------------------------------------------------------------------------
Pacific Life Insurance Co.,
  Notes,
  9.25%, 06/15/39(b)                                     105,000        104,320
===============================================================================
                                                                        336,508
===============================================================================


MARINE PORTS & SERVICES-0.20%

Novorossiysk Commercial Sea Port (Luxembourg),
  Sec. Bond,
  7.00%, 05/17/12                                        100,000         94,668
===============================================================================


METAL & GLASS CONTAINERS-0.25%

Owens-Brockway Glass Container Inc.,
  Sr. Gtd. Notes,
  7.38%, 05/15/16 (Acquired 05/07/09; Cost
  $120,905)(b)                                           125,000        120,625
===============================================================================


MOVIES & ENTERTAINMENT-1.13%

AMC Entertainment Inc.,
  Sr. Notes,
  8.75%, 06/01/19(b)                                      35,000         33,250
-------------------------------------------------------------------------------
  Sr. Unsec. Sub. Global Notes,
  8.00%, 03/01/14                                        375,000        322,500
-------------------------------------------------------------------------------
Cinemark USA Inc.,
  Sr. Gtd. Notes,
  8.63%, 06/15/19(b)                                      95,000         93,812
-------------------------------------------------------------------------------
Marquee Holdings Inc.,
  Sr. Unsec. Global Notes,
  12.00%, 08/15/14                                       125,000         97,500
===============================================================================
                                                                        547,062
===============================================================================


MULTI-SECTOR HOLDINGS-0.35%

Stena A.B. (Sweden),
  Sr. Unsec. Global Notes,
  7.50%, 11/01/13                                        195,000        167,213
===============================================================================


OFFICE SERVICES & SUPPLIES-0.14%

ACCO Brands Corp.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  7.63%, 08/15/15                                        130,000         69,550
===============================================================================


OIL & GAS EQUIPMENT & SERVICES-0.13%

Bristow Group, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  7.50%, 09/15/17                                         70,000         63,700
===============================================================================


OIL & GAS EXPLORATION & PRODUCTION-6.76%

Chaparral Energy Inc.,
  Sr. Unsec. Gtd. Global Notes,
  8.50%, 12/01/15                                        140,000         88,200
-------------------------------------------------------------------------------
  8.88%, 02/01/17                                        305,000        192,150
-------------------------------------------------------------------------------
Chesapeake Energy Corp.,
  Sr. Unsec. Gtd. Global Notes,
  6.38%, 06/15/15                                        279,000        249,705
-------------------------------------------------------------------------------
  6.88%, 11/15/20                                        100,000         81,500
-------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes,
  9.50%, 02/15/15                                         90,000         90,900
-------------------------------------------------------------------------------
Cimarex Energy Co.,
  Sr. Unsec. Gtd. Notes,
  7.13%, 05/01/17                                        165,000        146,850
-------------------------------------------------------------------------------
Delta Petroleum Corp.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  7.00%, 04/01/15                                        575,000        327,031
-------------------------------------------------------------------------------
Denbury Resources Inc.,
  Sr. Gtd. Sub. Notes,
  9.75%, 03/01/16                                        175,000        180,250
-------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Global Notes,
  7.50%, 04/01/13                                        155,000        149,188
-------------------------------------------------------------------------------
Encore Acquisition Co.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  6.00%, 07/15/15                                        295,000        244,850
-------------------------------------------------------------------------------
Forest Oil Corp.,
  Sr. Notes,
  8.50%, 02/15/14(b)                                     110,000        109,450
-------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes,
  7.25%, 06/15/19                                        165,000        149,738
-------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. HIGH YIELD FUND

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
-------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION-(CONTINUED)

Gaz Capital S.A. (Luxembourg),
  Sr. Sec. Gtd. Notes,
  8.15%, 04/11/18(b)                                    $250,000    $   229,450
-------------------------------------------------------------------------------
Newfield Exploration Co.,
  Sr. Unsec. Sub. Global Notes,
  7.13%, 05/15/18                                         40,000         36,550
-------------------------------------------------------------------------------
Plains Exploration & Production Co.,
  Sr. Unsec. Gtd. Notes,
  7.75%, 06/15/15                                        230,000        216,487
-------------------------------------------------------------------------------
  7.63%, 06/01/18                                        185,000        166,962
-------------------------------------------------------------------------------
Quicksilver Resources Inc.,
  Sr. Notes,
  11.75%, 01/01/16                                        80,000         82,800
-------------------------------------------------------------------------------
Range Resources Corp.,
  Sr. Unsec. Gtd. Sub. Notes,
  7.50%, 05/15/16                                         20,000         19,300
-------------------------------------------------------------------------------
  7.50%, 10/01/17                                        250,000        238,125
-------------------------------------------------------------------------------
SandRidge Energy, Inc.,
  Sr. Unsec. Gtd. Unsub. Notes,
  8.00%, 06/01/18(b)                                     140,000        119,000
-------------------------------------------------------------------------------
Swift Energy Co.,
  Sr. Unsec. Gtd. Notes,
  7.13%, 06/01/17                                        195,000        142,838
===============================================================================
                                                                      3,261,324
===============================================================================


OIL & GAS REFINING & MARKETING-0.85%

Tesoro Corp.,
  Sr. Unsec. Gtd.,
  9.75%, 06/01/19                                        120,000        118,650
-------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Global Bonds,
  6.50%, 06/01/17                                         90,000         77,400
-------------------------------------------------------------------------------
United Refining Co.-
  Series 2, Sr. Unsec. Gtd. Global Notes,
  10.50%, 08/15/12                                       275,000        213,125
===============================================================================
                                                                        409,175
===============================================================================


OIL & GAS STORAGE & TRANSPORTATION-2.09%

Copano Energy LLC/Capano Energy Finance Corp.,
  Sr. Unsec. Gtd. Global Notes,
  8.13%, 03/01/16                                        215,000        204,250
-------------------------------------------------------------------------------
DCP Midstream LLC,
  Sr. Unsec. Unsub. Notes,
  9.75%, 03/15/19(b)                                     290,000        324,297
-------------------------------------------------------------------------------
Inergy L.P./Inergy Finance Corp.,
  Sr. Unsec. Gtd. Notes,
  8.75%, 03/01/15(b)                                     135,000        132,637
-------------------------------------------------------------------------------
MarkWest Energy Partners L.P./MarkWest Energy
  Finance Corp.-
  Series B, Sr. Unsec. Gtd. Global Notes,
  8.75%, 04/15/18                                        280,000        242,900
-------------------------------------------------------------------------------
Williams Partners L.P./Williams Partners Finance
  Corp.,
  Sr. Unsec. Global Notes,
  7.25%, 02/01/17                                        115,000        104,938
===============================================================================
                                                                      1,009,022
===============================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-1.56%

BankAmerica Capital II-
  Series 2, Jr. Unsec. Gtd. Sub. Trust Pfd.
  Capital Securities,
  8.00%, 12/15/26                                        120,000        101,400
-------------------------------------------------------------------------------
Citigroup Inc.,
  Sub. Unsec. Global Notes,
  5.00%, 09/15/14                                        180,000        170,210
-------------------------------------------------------------------------------
Merrill Lynch & Co. Inc.,
  Unsec. Sub. Global Notes,
  6.11%, 01/29/37                                        630,000        482,140
===============================================================================
                                                                        753,750
===============================================================================


PACKAGED FOODS & MEATS-1.59%

Chiquita Brands International, Inc.,
  Sr. Unsec. Unsub. Global Notes,
  7.50%, 11/01/14                                         60,000         49,800
-------------------------------------------------------------------------------
  8.88%, 12/01/15                                         60,000         52,200
-------------------------------------------------------------------------------
Dole Food Co. Inc.,
  Sr. Unsec. Gtd. Global Notes,
  7.25%, 06/15/10                                        287,000        284,130
-------------------------------------------------------------------------------
  Sr. Unsec. Notes,
  13.88%, 03/15/14(b)                                     95,000        104,500
-------------------------------------------------------------------------------
Tyson Foods Inc.,
  Sr. Unsec. Notes,
  10.50%, 03/01/14(b)                                    250,000        275,812
===============================================================================
                                                                        766,442
===============================================================================


PAPER PACKAGING-0.30%

Graham Packaging Co. L.P./GPC Capital Corp. I, Sr.
  Unsec. Gtd. Sub. Global Notes,
  9.88%, 10/15/14                                        130,000        121,550
-------------------------------------------------------------------------------
Graphic Packaging International Inc.,
  Sr. Unsec. Gtd. Global Notes,
  8.50%, 08/15/11                                          4,000          3,980
-------------------------------------------------------------------------------
Sealed Air Corp.,
  Sr. Notes,
  7.88%, 06/15/17(b)                                      20,000         19,935
===============================================================================
                                                                        145,465
===============================================================================


PAPER PRODUCTS-2.26%

Abitibi-Consolidated Co. of Canada (Canada),
  Sr. Sec. Gtd. Notes,
  13.75%, 04/01/11(b)(d)                                 140,000        130,550
-------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. HIGH YIELD FUND

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
-------------------------------------------------------------------------------
PAPER PRODUCTS-(CONTINUED)

Domtar Corp.,
  Sr. Unsec. Gtd. Global Notes,
  5.38%, 12/01/13                                       $205,000    $   170,150
-------------------------------------------------------------------------------
Exopack Holding Corp.,
  Sr. Unsec. Gtd. Global Notes,
  11.25%, 02/01/14                                       210,000        174,300
-------------------------------------------------------------------------------
Georgia-Pacific LLC,
  Sr. Unsec. Gtd. Notes,
  7.00%, 01/15/15(b)                                      90,000         84,600
-------------------------------------------------------------------------------
Mercer International Inc.,
  Sr. Unsec. Global Notes,
  9.25%, 02/15/13                                        537,000        230,910
-------------------------------------------------------------------------------
Neenah Paper, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  7.38%, 11/15/14                                        179,000        116,350
-------------------------------------------------------------------------------
Verso Paper Holdings LLC/Verso Paper Inc.,-
  Series B, Sr. Sec. Gtd. Sub. Global Notes,
  9.13%, 08/01/14                                        175,000         84,875
-------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Global Notes,
  11.38%, 08/01/16                                       350,000         99,750
===============================================================================
                                                                      1,091,485
===============================================================================


PERSONAL PRODUCTS-0.50%

NBTY, Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  7.13%, 10/01/15                                        259,000        242,813
===============================================================================


PHARMACEUTICALS-1.11%

Elan Finance PLC/Elan Finance Corp. (Ireland),
  Sr. Unsec. Gtd. Global Notes,
  7.75%, 11/15/11                                        586,000        536,922
===============================================================================


PROPERTY & CASUALTY INSURANCE-0.61%

Crum & Forster Holdings Corp.,
  Sr. Unsec. Unsub. Global Notes,
  7.75%, 05/01/17                                        335,000        293,125
===============================================================================


PUBLISHING-1.95%

Dex Media Inc.,
  Sr. Unsec. Disc. Global Notes,
  9.00%, 11/15/13(d)                                     318,000         49,290
-------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance
  Co.-Series B, Sr. Unsec. Sub. Global Notes,
  9.88%, 08/15/13(d)                                     300,000         52,500
-------------------------------------------------------------------------------
MediMedia USA Inc.,
  Sr. Sub. Notes,
  11.38%, 11/15/14(b)                                     30,000         18,375
-------------------------------------------------------------------------------
Nielsen Finance LLC/Nielsen Finance Co.,
  Sr. Notes,
  11.63%, 02/01/14(b)                                     85,000         84,787
-------------------------------------------------------------------------------
  11.50%, 05/01/16(b)                                    190,000        185,725
-------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Disc. Global Notes,
  12.50%, 08/01/16(e)                                    820,000        538,125
-------------------------------------------------------------------------------
Reader's Digest Association Inc. (The),
  Sr. Unsec. Gtd. Sub. Global Notes,
  9.00%, 02/15/17                                        210,000         12,075
===============================================================================
                                                                        940,877
===============================================================================


RAILROADS-0.19%

Kansas City Southern Railway,
  Sr. Unsec. Gtd. Unsub. Notes,
  8.00%, 06/01/15                                        100,000         93,500
===============================================================================


SEMICONDUCTOR EQUIPMENT-0.71%

Amkor Technology Inc.,
  Sr. Unsec. Global Notes,
  7.13%, 03/15/11                                        325,000        322,156
-------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes,
  9.25%, 06/01/16                                         20,000         18,700
===============================================================================
                                                                        340,856
===============================================================================


SEMICONDUCTORS-4.30%

Avago Technologies Finance Pte./Avago Technologies
  U.S./Avago Technologies Wireless (Singapore),
  Sr. Unsec. Gtd. Global Notes,
  10.13%, 12/01/13                                       507,000        522,210
-------------------------------------------------------------------------------
  Sr. Unsec. Sub. Gtd. Global Notes,
  11.88%, 12/01/15                                       120,000        121,200
-------------------------------------------------------------------------------
Freescale Semiconductor Inc.,
  Sr. Unsec. Gtd. Notes,
  8.88%, 12/15/14                                        545,000        277,950
-------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Notes,
  10.13%, 12/15/16                                       290,000        101,500
-------------------------------------------------------------------------------
MagnaChip Semiconductor S.A./MagnaChip
  Semiconductor Finance Co. (South Korea),
  Sr. Sec. Gtd. Global Notes,
  6.88%, 12/15/11(d)                                     360,000          5,400
-------------------------------------------------------------------------------
NXP BV/NXP Funding LLC (Netherlands),
  Sr. Sec. Gtd. Global Notes,
  7.88%, 10/15/14                                        570,000        265,050
-------------------------------------------------------------------------------
Spansion Inc.,
  Sr. Sec. Notes,
  3.79%, 06/01/13(b)(c)(d)                               440,000        290,400
-------------------------------------------------------------------------------
Viasystems Inc.,
  Sr. Unsec. Gtd. Global Notes,
  10.50%, 01/15/11                                       545,000        490,500
===============================================================================
                                                                      2,074,210
===============================================================================


SPECIALIZED REIT'S-0.50%

Host Hotels & Resorts L.P.,
  Sr. Unsec. Gtd. Unsub. Conv. Putable Notes,
  3.25%, 04/15/10(b)                                     250,000        242,888
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. HIGH YIELD FUND

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
-------------------------------------------------------------------------------
SPECIALTY CHEMICALS-2.55%

Huntsman International LLC,
  Sr. Unsec. Gtd. Sub. Global Notes,
  7.88%, 11/15/14                                       $220,000    $   174,900
-------------------------------------------------------------------------------
  7.38%, 01/01/15                                        205,000        160,925
-------------------------------------------------------------------------------
JohnsonDiversey Holdings Inc.-
  Series B, Sr. Unsec. Sub. Global Notes,
  10.67%, 05/15/13                                        75,000         63,375
-------------------------------------------------------------------------------
Nalco Co.,
  Sr. Unsec. Gtd. Global Notes,
  7.75%, 11/15/11                                          2,862          2,891
-------------------------------------------------------------------------------
  Unsec. Gtd. Sub. Global Notes,
  8.88%, 11/15/13                                        445,000        455,012
-------------------------------------------------------------------------------
NewMarket Corp.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  7.13%, 12/15/16                                        150,000        135,375
-------------------------------------------------------------------------------
PolyOne Corp.,
  Sr. Unsec. Notes,
  8.88%, 05/01/12                                         65,000         55,575
-------------------------------------------------------------------------------
Polypore Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes,
  8.75%, 05/15/12                                        205,000        182,963
===============================================================================
                                                                      1,231,016
===============================================================================


SPECIALTY PROPERTIES-0.46%

Ventas Realty L.P./Ventas Capital Corp.-
  Series 1, Sr. Unsec. Gtd. Global Notes,
  6.50%, 06/01/16                                        245,000        222,338
===============================================================================

SPECIALTY STORES-1.29%

Michaels Stores, Inc.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  10.00%, 11/01/14                                       395,000        335,750
-------------------------------------------------------------------------------
Sally Holdings LLC/Sally Capital Inc.,
  Sr. Unsec. Gtd. Global Notes,
  9.25%, 11/15/14                                        285,000        285,356
===============================================================================
                                                                        621,106
===============================================================================


STEEL-0.97%

Metals USA, Inc.,
  Sr. Sec. Gtd. Global Notes,
  11.13%, 12/01/15                                       185,000        153,319
-------------------------------------------------------------------------------
Steel Dynamics Inc.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  7.38%, 11/01/12                                        185,000        177,600
-------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes,
  8.25%, 04/15/16(b)                                     145,000        139,200
===============================================================================
                                                                        470,119
===============================================================================


TEXTILES-0.42%

Invista,
  Sr. Unsec. Unsub. Notes,
  9.25%, 05/01/12(b)                                     215,000        204,250
===============================================================================


TIRES & RUBBER-1.44%

Cooper Tire & Rubber Co.,
  Sr. Unsec. Unsub. Notes,
  8.00%, 12/15/19                                        245,000        186,812
-------------------------------------------------------------------------------
  7.63%, 03/15/27                                        260,000        167,700
-------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The),
  Sr. Unsec. Gtd. Unsub. Global Notes,
  9.00%, 07/01/15                                        340,000        342,550
===============================================================================
                                                                        697,062
===============================================================================


TRADING COMPANIES & DISTRIBUTORS-1.29%

Ashtead Capital Inc.,
  Sr. Sec. Gtd. Notes,
  9.00%, 08/15/16(b)                                     150,000        127,875
-------------------------------------------------------------------------------
H&E Equipment Services Inc.,
  Sr. Unsec. Gtd. Global Notes,
  8.38%, 07/15/16                                        230,000        185,725
-------------------------------------------------------------------------------
Noble Group Ltd.,
  Sr. Unsec. Unsub. Notes,
  6.63%, 03/17/15(b)                                     140,000        120,400
-------------------------------------------------------------------------------
United Rentals North America, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  6.50%, 02/15/12                                        172,000        167,270
-------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Global Notes,
  7.75%, 11/15/13                                         25,000         21,437
===============================================================================
                                                                        622,707
===============================================================================


TRUCKING-1.01%

Hertz Corp. (The),
  Sr. Unsec. Gtd. Global Notes,
  8.88%, 01/01/14                                        525,000        486,938
===============================================================================


WIRELESS TELECOMMUNICATION SERVICES-4.69%

CC Holdings GS V LLC/Crown Castle GS III Corp.,
  Sr. Sec. Notes,
  7.75%, 05/01/17(b)                                      60,000         59,100
-------------------------------------------------------------------------------
Cricket Communications Inc.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  9.38%, 11/01/14                                         60,000         59,700
-------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Notes,
  10.00%, 07/15/15(b)                                    190,000        190,950
-------------------------------------------------------------------------------
Crown Castle International Corp.,
  Sr. Unsec. Notes,
  9.00%, 01/15/15                                        175,000        178,938
-------------------------------------------------------------------------------
Digicel Group Ltd. (Bermuda),
  Sr. Unsec. Notes,
  12.00%, 04/01/14(b)                                    110,000        111,650
-------------------------------------------------------------------------------
  8.88%, 01/15/15(b)                                     270,000        226,462
-------------------------------------------------------------------------------
iPCS Inc.,
  Sr. Sec. Gtd. Floating Rate First Lien Global
  Notes,
  3.15%, 05/01/13(c)                                     260,000        205,400
-------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. HIGH YIELD FUND

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
-------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)

MetroPCS Wireless Inc.,
  Sr. Notes,
  9.25%, 11/01/14(b)                                    $ 95,000    $    95,356
-------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes,
  9.25%, 11/01/14                                        100,000        100,375
-------------------------------------------------------------------------------
Sprint Capital Corp.,
  Sr. Unsec. Gtd. Global Notes,
  8.38%, 03/15/12                                        145,000        143,188
-------------------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Global Notes,
  7.63%, 01/30/11                                        305,000        305,000
-------------------------------------------------------------------------------
  6.88%, 11/15/28                                        410,000        292,637
-------------------------------------------------------------------------------
VIP Finance Ireland Ltd. (Ireland), Sec. Loan
  Participation Notes,
  8.38%, 04/30/13(b)                                     315,000        297,478
===============================================================================
                                                                      2,266,234
===============================================================================
     Total Bonds & Notes (Cost $49,872,648)                          46,314,945
===============================================================================



NON-U.S. DOLLAR DENOMINATED BONDS & NOTES-1.70%(f)

FRANCE-0.53%

Tereos Europe,
  Sr. Gtd. Bonds,
  6.38%, 04/15/14(b)                                 EUR 215,000        254,772
===============================================================================


IRELAND-0.14%

Ardagh Glass Finance PLC,
  Sr. Unsec. Unsub. Notes,
  9.25%, 07/01/16 (Acquired 06/19/09; Cost
  $68,146)(b)                                        EUR  50,000         69,942
===============================================================================


LUXEMBOURG-0.21%

Lecta S.A.,
  Sr. Sec. Gtd. Floating Rate Notes,
  3.91%, 02/15/14(b)(c)                              EUR 120,000        100,128
===============================================================================


NETHERLANDS-0.20%

Carlson Wagonlit B.V.,
  Sr. Floating Rate Gtd. Notes,
  7.12%, 05/01/15(b)(c)                              EUR 140,000         95,220
===============================================================================


UNITED KINGDOM-0.22%

ITV PLC,
  Unsec. Unsub. Gtd. Medium Term Loan Notes,
  5.38%, 10/19/15                                    GBP  85,000        103,808
===============================================================================


UNITED STATES-0.40%

Levi Strauss & Co.,
  Sr. Unsec. Unsub. Global Notes,
  8.63%, 04/01/13                                    EUR 150,000        194,577
===============================================================================
     Total Non-U.S. Dollar Denominated Bonds &
       Notes (Cost $731,349)                                            818,447
===============================================================================



BUNDLED SECURITIES-1.00%

INVESTMENT BANKING & BROKERAGE-1.00%

Targeted Return Index Securities Trust Series HY
  2006-1 Sec. Bonds (Acquired 08/15/08; Cost
  $510,300) (Cost $512,802)(b)(c)                        540,000        483,816
===============================================================================


                                                        SHARES

PREFERRED STOCKS-0.56%

INVESTMENT BANKING & BROKERAGE-0.17%

Preferred Blocker Inc.,
  7.00%-Pfd. (Acquired 12/31/08-06/26/09; Cost
  $60,436)(b)                                                195         83,874
===============================================================================


PACKAGED FOODS & MEATS-0.39%

Heinz (H.J.) Finance Co.-
  Series B,
  8.00%-Pfd.(b)                                                2        188,500
===============================================================================
  Total Preferred Stocks (Cost $260,437)                                272,374
===============================================================================



COMMON STOCKS & OTHER EQUITY INTERESTS-0.46%

BROADCASTING-0.16%

Adelphia Communications Corp.,
  Sr. Notes,
  10.88%, 10/01/10(g)                                         --          6,560
-------------------------------------------------------------------------------
Adelphia Recovery Trust-Series ACC-1(g)                  318,570          9,557
-------------------------------------------------------------------------------
Adelphia Recovery Trust-Series ARAHOVA(g)                109,170         26,201
-------------------------------------------------------------------------------
Sirius XM Radio Inc.-Wts., expiring 03/15/10(i)              182             37
-------------------------------------------------------------------------------
Virgin Media Inc.                                          4,129         38,606
===============================================================================
                                                                         80,961
===============================================================================


CABLE & SATELLITE-0.14%

Time Warner Cable, Inc.-Class A(h)                         2,107         66,729
===============================================================================


INTEGRATED TELECOMMUNICATION SERVICES-0.00%

XO Holdings Inc.(h)                                           33             10
-------------------------------------------------------------------------------
XO Holdings Inc.-Series A-Wts., expiring
  01/16/10(i)                                              1,533              9
-------------------------------------------------------------------------------
XO Holdings Inc.-Series B-Wts., expiring
  01/16/10(i)                                              1,148              1
-------------------------------------------------------------------------------
XO Holdings Inc.-Series C-Wts., expiring
  01/16/10(i)                                              1,148              3
===============================================================================
                                                                             23
===============================================================================


MULTI-LINE INSURANCE-0.05%

Hartford Financial Services Group Inc. (The) Sr.
  Unsec. Global Notes                                     35,000         23,897
===============================================================================


WIRELESS TELECOMMUNICATION SERVICES-0.11%

iPCS, Inc.(h)                                              3,489         52,195
===============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $526,685)                                                  223,805
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. HIGH YIELD FUND

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
-------------------------------------------------------------------------------

SENIOR SECURED FLOATING RATE INTEREST LOANS-0.12%

AIRLINES-0.12%

Evergreen International Aviation, Inc. Sr. Gtd.
  First Lien Term Loan (Cost $95,737)(c)                $ 95,737    $    57,825
===============================================================================
TOTAL INVESTMENTS-99.77% (Cost $51,999,658)                          48,171,212
===============================================================================
OTHER ASSETS LESS LIABILITIES-0.23%                                     109,579
===============================================================================
NET ASSETS-100.00%                                                  $48,280,791
_______________________________________________________________________________
===============================================================================




Investment Abbreviations:

Conv.   - Convertible
Ctfs.   - Certificates
Disc.   - Discounted
EUR     - Euro
GBP     - Great British Pound
Gtd.    - Guaranteed
Jr.     - Junior
Pfd.    - Preferred
PIK     - Payment in Kind
REIT    - Real Estate Investment Trust
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2009 was $11,260,384, which represented 23.32% of the Fund's Net Assets.
(c) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2009.
(d) Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate market value of these securities at June 30, 2009 was $1,102,163, which represented 2.28% of the Fund's Net Assets.
(e) Step coupon bond issued at discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f) Foreign denominated security. Principal amount is denominated in currency indicated.
(g) Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.
(h)   Non-income producing security.
(i) Non-income producing security acquired as part of a unit with or in exchange for other securities or acquired through a corporate action.

PORTFOLIO COMPOSITION

By credit quality, based on Net Assets,
as of June 30, 2009



-------------------------------------------------------------------------
A                                                                     1.6%
-------------------------------------------------------------------------
BBB                                                                   5.6
-------------------------------------------------------------------------
BB                                                                   31.4
-------------------------------------------------------------------------
B                                                                    41.2
-------------------------------------------------------------------------
CCC                                                                  13.5
-------------------------------------------------------------------------
CC                                                                    1.3
-------------------------------------------------------------------------
C                                                                     2.2
-------------------------------------------------------------------------
NR                                                                    2.2
-------------------------------------------------------------------------
Equity                                                                1.0
_________________________________________________________________________
=========================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $51,999,658)                            $ 48,171,212
--------------------------------------------------------------------------------
Foreign currencies, at value (Cost $682,488)                             693,228
--------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                       886,217
--------------------------------------------------------------------------------
  Fund shares sold                                                        35,758
--------------------------------------------------------------------------------
  Dividends and Interest                                               1,235,064
--------------------------------------------------------------------------------
  Principal paydowns                                                       4,781
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans         22,431
--------------------------------------------------------------------------------
Other assets                                                               1,652
================================================================================
     Total assets                                                     51,050,343
________________________________________________________________________________
================================================================================



LIABILITIES:

Payables for:
  Investments purchased                                                  745,626
--------------------------------------------------------------------------------
  Credit default swap agreements close-out                                25,106
--------------------------------------------------------------------------------
  Fund shares reacquired                                                  89,168
--------------------------------------------------------------------------------
  Amount due custodian                                                 1,788,662
--------------------------------------------------------------------------------
  Foreign currency contracts                                              24,541
--------------------------------------------------------------------------------
  Accrued fees to affiliates                                              28,365
--------------------------------------------------------------------------------
  Accrued other operating expenses                                        40,377
--------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                        27,707
================================================================================
     Total liabilities                                                 2,769,552
================================================================================
Net assets applicable to shares outstanding                         $ 48,280,791
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $ 61,905,444
--------------------------------------------------------------------------------
Undistributed net investment income                                    7,107,370
--------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (16,895,002)
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                                (3,837,021)
================================================================================
                                                                    $ 48,280,791
________________________________________________________________________________
================================================================================



NET ASSETS:

Series I                                                            $ 47,842,439
________________________________________________________________________________
================================================================================
Series II                                                           $    438,352
________________________________________________________________________________
================================================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Series I                                                              10,309,347
________________________________________________________________________________
================================================================================
Series II                                                                 94,651
________________________________________________________________________________
================================================================================
Series I:
  Net asset value per share                                         $       4.64
________________________________________________________________________________
================================================================================
Series II:
  Net asset value per share                                         $       4.63
________________________________________________________________________________
================================================================================




STATEMENT OF OPERATIONS

For the six months ended June 30, 2009
(Unaudited)




INVESTMENT INCOME:

Interest                                   $ 2,763,617
------------------------------------------------------
Dividends                                       78,888
------------------------------------------------------
Dividends from affiliated money market
  funds (includes securities lending
  income of $50,000)                            64,411
======================================================
     Total investment income                 2,906,916
======================================================


EXPENSES:

Advisory fees                                  142,020
------------------------------------------------------
Administrative services fees                    79,399
------------------------------------------------------
Custodian fees                                   8,908
------------------------------------------------------
Distribution fees -- Series II                     488
------------------------------------------------------
Transfer agent fees                              6,631
------------------------------------------------------
Trustees' and officers' fees and
  benefits                                      10,727
------------------------------------------------------
Professional services fees                      23,435
------------------------------------------------------
Other                                           11,089
======================================================
     Total expenses                            282,697
======================================================
Less: Fees waived                              (69,178)
======================================================
     Net expenses                              213,519
======================================================
Net investment income                        2,693,397
======================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                     (1,039,120)
------------------------------------------------------
  Foreign currencies                            19,639
------------------------------------------------------
  Foreign currency contracts                   (16,527)
------------------------------------------------------
  Swap agreements                                 (518)
======================================================
                                            (1,036,526)
======================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                      9,872,040
------------------------------------------------------
  Foreign currencies                            10,250
------------------------------------------------------
  Foreign currency contracts                   (18,825)
------------------------------------------------------
  Swap agreements                                   12
======================================================
                                             9,863,477
======================================================
Net realized and unrealized gain             8,826,951
======================================================
Net increase in net assets resulting
  from operations                          $11,520,348
______________________________________________________
======================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. HIGH YIELD FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2009 and the year ended December 31, 2008 (Unaudited)



                                                                             JUNE 30,     DECEMBER 31,
                                                                               2009           2008
------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $ 2,693,397    $  4,361,948
------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                  (1,036,526)     (5,201,273)
------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                       9,863,477     (11,459,373)
======================================================================================================
     Net increase (decrease) in net assets resulting from operations        11,520,348     (12,298,698)
======================================================================================================
Distributions to shareholders from net investment income:
  Series I                                                                          --      (4,318,865)
------------------------------------------------------------------------------------------------------
  Series II                                                                         --         (48,535)
======================================================================================================
     Total distributions from net investment income                                 --      (4,367,400)
======================================================================================================
Share transactions-net:
  Series I                                                                  (3,505,050)      5,152,523
------------------------------------------------------------------------------------------------------
  Series II                                                                    (26,219)        (85,487)
======================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                         (3,531,269)      5,067,036
======================================================================================================
     Net increase (decrease) in net assets                                   7,989,079     (11,599,062)
======================================================================================================


NET ASSETS:

  Beginning of period                                                       40,291,712      51,890,774
======================================================================================================
  End of period (includes undistributed net investment income of
     $7,107,370 and $4,413,973, respectively)                              $48,280,791    $ 40,291,712
______________________________________________________________________________________________________
======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. High Yield Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-one separate portfolios, (each constituting a "Fund"). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

  The Fund's investment objective is a high level of current income.

  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products").

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


AIM V.I. HIGH YIELD FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recounted as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, management monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are available for issuance. Such events and transactions are monitored through the date of the report of independent registered public accounting firm for audited periods and 45 days from the period end date for all other periods.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. LOWER-RATED SECURITIES -- The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

J. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.


AIM V.I. HIGH YIELD FUND

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

L. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The maximum risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M. SWAP AGREEMENTS -- The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

        Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

        A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer "par value" or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund's exposure to the counterparty.

        Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

        Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain
      (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain
      (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.


AIM V.I. HIGH YIELD FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $200 million                                           0.625%
-------------------------------------------------------------------
Next $300 million                                            0.55%
-------------------------------------------------------------------
Next $500 million                                            0.50%
-------------------------------------------------------------------
Over $1 billion                                              0.45%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 0.95% and Series II shares to 1.20% of average daily net assets, through at least April 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund.

  Further, the Advisor has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended June 30, 2009, the Advisor waived advisory fees of $69,178.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2009, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco Aim for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2009, Invesco Aim was paid $24,795 for accounting and fund administrative services and reimbursed $54,604 for services provided by insurance companies.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2009, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.


AIM V.I. HIGH YIELD FUND

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                     LEVEL 1       LEVEL 2        LEVEL 3        TOTAL
=========================================================================================================================
Equity Securities                                                   $157,590     $   308,132     $  6,560     $   472,282
-------------------------------------------------------------------------------------------------------------------------
Corporate Debt Securities                                                 --      47,453,488      245,442      47,698,930
=========================================================================================================================
                                                                          --              --           --      48,171,212
=========================================================================================================================
Other Investments*                                                   (18,825)             --           --         (18,825)
=========================================================================================================================
  Total Investments                                                 $138,765     $47,761,620     $252,002     $48,152,387
_________________________________________________________________________________________________________________________
=========================================================================================================================



* Other Investments includes foreign currency contracts, which are included at unrealized appreciation/(depreciation).

NOTE 4--DERIVATIVE INVESTMENTS

Effective with the beginning of the Fund's fiscal year, the Fund has adopted the provisions of FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. The adoption of this provision has no impact on the results of operations reported in the financial statements.

VALUE OF DERIVATIVE INSTRUMENTS AT PERIOD-END


  The Table below summarizes the value of the Fund's derivative instruments, detailed by primary risk exposure, held as of June 30, 2009:

                                                                                       VALUE
                                                                              ----------------------
RISK EXPOSURE/ DERIVATIVE TYPE                                                ASSETS     LIABILITIES
----------------------------------------------------------------------------------------------------
Credit risk
  Credit Default Swaps(a)                                                       $--        $(25,106)
====================================================================================================
Currency risk
  Foreign Currency Contracts(b)                                                  --         (24,541)
====================================================================================================
                                                                                $--        $(49,647)
____________________________________________________________________________________________________
====================================================================================================



(a) Value is disclosed on the Statement of Assets and Liabilities under Credit default swap agreements close-out. Contracts were closed upon the declaration of bankruptcy by Lehman Brothers Holdings Inc. on September 15, 2008.
(b) Value is disclosed on the Statement of Assets and Liabilities under Foreign currency contracts.

EFFECT OF DERIVATIVE INSTRUMENTS FOR THE SIX MONTHS ENDED JUNE 30, 2009

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

                                                                          LOCATION OF GAIN (LOSS) ON
                                                                            STATEMENT OF OPERATIONS
                                                                       --------------------------------
                                                                           SWAP        FOREIGN CURRENCY
                                                                       AGREEMENTS*        CONTRACTS*
-------------------------------------------------------------------------------------------------------
Realized Gain (Loss)
  Credit risk                                                             $(518)           $     --
-------------------------------------------------------------------------------------------------------
  Currency risk                                                              --             (16,527)
=======================================================================================================
Subtotal                                                                  $(518)           $(16,527)
=======================================================================================================
Change in Unrealized Appreciation (Depreciation)
  Credit risk                                                             $  12            $     --
-------------------------------------------------------------------------------------------------------
  Currency risk                                                              --             (18,825)
=======================================================================================================
Subtotal                                                                  $  12            $(18,825)
=======================================================================================================
Total                                                                     $(506)           $(35,352)
_______________________________________________________________________________________________________
=======================================================================================================



* The average value outstanding of swap agreements and foreign currency contracts during the period was $65,000 and $301,377, respectively.


AIM V.I. HIGH YIELD FUND

FOREIGN CURRENCY CONTRACTS AT PERIOD-END


                                        OPEN FOREIGN CURRENCY CONTRACTS
---------------------------------------------------------------------------------------------------------------
                                               CONTRACT TO                                          UNREALIZED
SETTLEMENT                       ---------------------------------------                           APPRECIATION
DATE                                 DELIVER                RECEIVE               VALUE          (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------

8/20/09                           EUR   500,000         USD      682,316        $ 701,141           $ (18,825)
===============================================================================================================




                                       CLOSED FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------------------------------------
                                               CONTRACT TO
CLOSED                           ---------------------------------------                             REALIZED
DATE                                 DELIVER                RECEIVE               VALUE            GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------

6/29/09                           EUR   114,000         USD      154,226        $ 159,942          $  (5,716)
==============================================================================================================
  Total foreign currency
     contracts                                                                                     $ (24,541)
______________________________________________________________________________________________________________
==============================================================================================================





Currency Abbreviations:
EUR  - Euro

USD  - U.S. Dollar


NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2009, the Fund paid legal fees of $1,470 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund may borrow for leveraging in an amount up to 5% of the Fund's total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund's total assets.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $11,026,795 of capital loss carryforward in the fiscal year ending December 31, 2009.

  The Fund had a capital loss carryforward as of December 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
December 31, 2010                                                                  $10,225,025
-----------------------------------------------------------------------------------------------
December 31, 2016                                                                    3,203,621
===============================================================================================
Total capital loss carryforward                                                    $13,428,646
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


AIM V.I. HIGH YIELD FUND

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2009 was $40,498,031 and $32,979,625, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                           $ 2,814,976
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                          (7,036,031)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                  $(4,221,055)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $52,392,267.


NOTE 9--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   JUNE 30, 2009(a)               DECEMBER 31, 2008
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                    6,916,366     $ 26,400,516      6,943,158     $ 35,095,084
------------------------------------------------------------------------------------------------------------------------
  Series II                                                          23               88         20,816          115,600
========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                           --               --      1,251,845        4,318,865
------------------------------------------------------------------------------------------------------------------------
  Series II                                                          --               --         14,068           48,535
========================================================================================================================
Reacquired:
  Series I                                                   (7,435,846)     (29,905,566)    (6,290,819)     (34,261,426)
------------------------------------------------------------------------------------------------------------------------
  Series II                                                      (6,790)         (26,307)       (49,870)        (249,622)
========================================================================================================================
     Net increase (decrease) in share activity                 (526,247)    $ (3,531,269)     1,889,198     $  5,067,036
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 75% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and or Invesco Aim affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


AIM V.I. HIGH YIELD FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET              ON SECURITIES               DIVIDENDS
                             VALUE,       NET         (BOTH      TOTAL FROM   FROM NET    NET ASSET                NET ASSETS,
                           BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT  VALUE, END    TOTAL      END OF PERIOD
                           OF PERIOD   INCOME(a)   UNREALIZED)   OPERATIONS    INCOME     OF PERIOD  RETURN(b)   (000S OMITTED)
-------------------------------------------------------------------------------------------------------------------------------
SERIES I
Six months ended 06/30/09    $3.69       $0.24        $ 0.71       $ 0.95      $   --       $4.64       25.75%       $47,842
Year ended 12/31/08           5.74        0.49         (2.00)       (1.51)      (0.54)       3.69      (25.69)        39,918
Year ended 12/31/07           6.12        0.46         (0.38)        0.08       (0.46)       5.74        1.24         51,225
Year ended 12/31/06           6.03        0.45          0.19         0.64       (0.55)       6.12       10.74         58,336
Year ended 12/31/05           6.45        0.43         (0.26)        0.17       (0.59)       6.03        2.72         54,731
Year ended 12/31/04           5.97        0.42          0.25(e)      0.67       (0.19)       6.45       11.25(f)      96,602
-------------------------------------------------------------------------------------------------------------------------------
SERIES II
Six months ended 06/30/09     3.68        0.23          0.72         0.95          --        4.63       25.82            438
Year ended 12/31/08           5.72        0.47         (1.99)       (1.52)      (0.52)       3.68      (26.00)           374
Year ended 12/31/07           6.09        0.44         (0.38)        0.06       (0.43)       5.72        1.01            666
Year ended 12/31/06           6.00        0.43          0.19         0.62       (0.53)       6.09       10.41            919
Year ended 12/31/05           6.43        0.41         (0.26)        0.15       (0.58)       6.00        2.43          1,556
Year ended 12/31/04           5.95        0.41          0.25(e)      0.66       (0.18)       6.43       11.14(f)       1,072
_______________________________________________________________________________________________________________________________
===============================================================================================================================

                               RATIO OF          RATIO OF
                               EXPENSES          EXPENSES
                              TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                              NET ASSETS      ASSETS WITHOUT   INVESTMENT
                           WITH FEE WAIVERS    FEE WAIVERS       INCOME
                            AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE    PORTFOLIO
                               ABSORBED          ABSORBED      NET ASSETS   TURNOVER(c)
---------------------------------------------------------------------------------------
SERIES I
Six months ended 06/30/09        0.94%(d)          1.24%(d)       11.85%(d)      79%
Year ended 12/31/08              0.95              1.22            9.19          85
Year ended 12/31/07              0.96              1.15            7.42         113
Year ended 12/31/06              0.96              1.18            7.22         135
Year ended 12/31/05              1.01              1.16            6.58          69
Year ended 12/31/04              1.04              1.04            6.79         131
---------------------------------------------------------------------------------------
SERIES II
Six months ended 06/30/09        1.19(d)           1.49(d)        11.60(d)       79
Year ended 12/31/08              1.20              1.47            8.94          85
Year ended 12/31/07              1.21              1.40            7.17         113
Year ended 12/31/06              1.21              1.43            6.97         135
Year ended 12/31/05              1.22              1.41            6.37          69
Year ended 12/31/04              1.24              1.29            6.59         131
_______________________________________________________________________________________
=======================================================================================



(a)   Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $45,429 and $394 for Series I and Series II shares, respectively.
(e) Includes net increase from payments by affiliates of $0.02 and $0.01 for Series I and Series II shares, respectively.
(f) Total return is after reimbursement the advisor has agreed to pay for an economic loss due to a trading error. Total return before reimbursement by the advisor was 10.90% and 10.96% for Series I and Series II shares, respectively.


AIM V.I. HIGH YIELD FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
    Series I        $1,000.00      $1,257.50       $5.26       $1,020.13       $4.71        0.94%
---------------------------------------------------------------------------------------------------
    Series II        1,000.00       1,254.70        6.65        1,018.89        5.96        1.19
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009 through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM V.I. HIGH YIELD FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the Board) of AIM        In addition to their meetings             was controlling. Each Trustee may have
Variable Insurance Funds is required under   throughout the year, the Sub-Committees      evaluated the information provided
the Investment Company Act of 1940 to        meet at designated contract renewal          differently from another Trustee and
approve annually the renewal of the AIM      meetings each year to conduct an in-depth    attributed different weight to the various
V.I. High Yield Fund (the Fund) investment   review of the performance, fees, expenses,   factors. The Trustees recognized that the
advisory agreement with Invesco Aim          and other matters related to their           advisory arrangements and resulting
Advisors, Inc. (Invesco Aim) and the         assigned funds. During the contract          advisory fees for the Fund and the other
Master Intergroup Sub-Advisory Contract      renewal process, the Trustees receive        AIM Funds are the result of years of
for Mutual Funds (the sub-advisory           comparative performance and fee data         review and negotiation between the
contracts) with Invesco Asset Management     regarding the AIM Funds prepared by an       Trustees and Invesco Aim, that the
Deutschland GmbH, Invesco Asset Management   independent company, Lipper, Inc.            Trustees may focus to a greater extent on
Limited, Invesco Asset Management (Japan)    (Lipper), under the direction and            certain aspects of these arrangements in
Limited, Invesco Australia Limited,          supervision of the Senior Officer who also   some years than in others, and that the
Invesco Global Asset Management (N.A.),      prepares a separate analysis of this         Trustees' deliberations and conclusions in
Inc., Invesco Hong Kong Limited, Invesco     information for the Trustees. Each Sub-      a particular year may be based in part on
Institutional (N.A.), Inc., Invesco Senior   Committee then makes recommendations to      their deliberations and conclusions
Secured Management, Inc. and Invesco         the Investments Committee regarding the      regarding these same arrangements
Trimark Ltd. (collectively, the Affiliated   fees and expenses of their assigned funds.   throughout the year and in prior years.
Sub-Advisers). During contract renewal       The Investments Committee considers each
meetings held on June 16-17, 2009, the       Sub-Committee's recommendations and makes       The discussion below serves as a
Board as a whole, and the disinterested or   its own recommendations regarding the fees   summary of the Senior Officer's
"independent" Trustees voting separately,    and expenses of the AIM Funds to the full    independent written evaluation with
approved the continuance of the Fund's       Board. The Investments Committee also        respect to the Fund's investment advisory
investment advisory agreement and the        considers each Sub-Committee's               agreement as well as a discussion of the
sub-advisory contracts for another year,     recommendations in making its annual         material factors and related conclusions
effective July 1, 2009. In doing so, the     recommendation to the Board whether to       that formed the basis for the Board's
Board determined that the Fund's             approve the continuance of each AIM Fund's   approval of the Fund's investment advisory
investment advisory agreement and the        investment advisory agreement and            agreement and sub-advisory contracts.
sub-advisory contracts are in the best       sub-advisory contracts for another year.     Unless otherwise stated, information set
interests of the Fund and its shareholders                                                forth below is as of June 17, 2009, and
and that the compensation to Invesco Aim        The independent Trustees met separately   does not reflect any changes that may have
and the Affiliated Sub-Advisers under the    during their evaluation of the Fund's        occurred since that date, including but
Fund's investment advisory agreement and     investment advisory agreement and            not limited to changes to the Fund's
sub-advisory contracts is fair and           sub-advisory contracts with independent      performance, advisory fees, expense
reasonable.                                  legal counsel. The independent Trustees      limitations and/or fee waivers.
                                             were also assisted in their annual
THE BOARD'S FUND EVALUATION PROCESS          evaluation of the Fund's investment          FACTORS AND CONCLUSIONS AND SUMMARY OF
                                             advisory agreement by the Senior Officer.    INDEPENDENT WRITTEN FEE EVALUATION
The Board's Investments Committee has        One responsibility of the Senior Officer
established three Sub-Committees that are    is to manage the process by which the AIM       A. Nature, Extent and Quality of
responsible for overseeing the management    Funds' proposed management fees are                Services Provided by Invesco Aim
of a number of the series portfolios of      negotiated during the annual contract
the AIM Funds. This Sub-Committee            renewal process to ensure that they are      The Board reviewed the advisory services
structure permits the Trustees to focus on   negotiated in a manner that is at arms'      provided to the Fund by Invesco Aim under
the performance of the AIM Funds that have   length and reasonable. Accordingly, the      the Fund's investment advisory agreement,
been assigned to them. The Sub-Committees    Senior Officer must either supervise a       the performance of Invesco Aim in
meet throughout the year to review the       competitive bidding process or prepare an    providing these services, and the
performance of their assigned funds, and     independent written evaluation. The Senior   credentials and experience of the officers
the Sub-Committees review monthly and        Officer recommended that an independent      and employees of Invesco Aim who provide
quarterly comparative performance            written evaluation be provided and, at the   these services. The Board's review of the
information and periodic asset flow data     direction of the Board, prepared an          qualifications of Invesco Aim to provide
for their assigned funds. These materials    independent written evaluation.              these services included the Board's
are prepared under the direction and                                                      consideration of Invesco Aim's portfolio
supervision of the independent Senior           During the annual contract renewal        and product review process, various back
Officer, an officer of the AIM Funds who     process, the Board considered the factors    office support functions provided by
reports directly to the independent          discussed below in evaluating the fairness   Invesco Aim and its affiliates, and
Trustees. Over the course of each year,      and reasonableness of the Fund's             Invesco Aim's equity and fixed income
the Sub-Committees meet with portfolio       investment advisory agreement and            trading operations. The Board concluded
managers for their assigned funds and        sub-advisory contracts. The Board            that the nature, extent and quality of the
other members of management and review       considered all of the information provided   advisory services provided to the Fund by
with these individuals the performance,      to them, including information provided at   Invesco Aim are appropriate and that
investment objective(s), policies,           their meetings throughout the year as part   Invesco Aim currently is providing
strategies and limitations of these funds.   of their ongoing oversight of the Fund,      satisfactory advisory services in
                                             and did not identify any particular factor   accordance with the terms of the Fund's
                                             that                                         investment advisory agreement. In
                                                                                          addition, based on their

AIM V.I. HIGH YIELD FUND                                                                                                   continued

ongoing meetings throughout the year with       C. Fund Performance                       any advisory fee waivers and before any
the Fund's portfolio manager or managers,                                                 expense limitations/waivers) to the
the Board concluded that these individuals   The Board considered fund performance as a   advisory fee rates of other clients of
are competent and able to continue to        relevant factor in considering whether to    Invesco Aim and its affiliates with
carry out their responsibilities under the   approve the investment advisory agreement    investment strategies comparable to those
Fund's investment advisory agreement.        as well as the sub-advisory contracts for    of the Fund, including one mutual fund
                                             the Fund, as Invesco Institutional           advised by Invesco Aim and sub-advised by
   In determining whether to continue the    currently manages assets of the Fund.        Invesco Institutional. The Board noted
Fund's investment advisory agreement, the                                                 that the Fund's rate was above the
Board considered the prior relationship         The Board compared the Fund's             effective fee rate for the other mutual
between Invesco Aim and the Fund, as well    performance during the past one, three and   fund. The Board also noted that Invesco
as the Board's knowledge of Invesco Aim's    five calendar years to the performance of    Institutional sub-advises three foreign
operations, and concluded that it is         all funds in the Lipper performance          funds with comparable investment
benefi- cial to maintain the current         universe that are not managed by Invesco     strategies.
relationship, in part, because of such       Aim or an Affiliated Sub-Adviser, and
knowledge. The Board also considered the     against the Lipper VA Underlying Funds -        Additionally, the Board compared the
steps that Invesco Aim and its affiliates    High Current Yield Index. The Board noted    Fund's sub-advisory fee rate to the
continue to take to improve the quality      that the Fund's performance was in the       effective fee rate of one separately
and efficiency of the services they          fourth quintile of its performance           managed account/ wrap account sub-advised
provide to the AIM Funds in the areas of     universe for the one, three and five year    by Invesco Institutional. The Board noted
investment performance, product line         periods (the first quintile being the best   that the Fund's sub-advisory fee rate was
diversification, distribution, fund          performing funds and the fifth quintile      above the rate for the separately managed
operations, shareholder services and         being the worst performing funds). The       account/ wrap account. The Board
compliance. The Board concluded that the     Board noted that the Fund's performance      considered that management of the
quality and efficiency of the services       was below the performance of the Index for   separately managed accounts/wrap accounts
Invesco Aim and its affiliates provide to    the one, three and five year periods.        by Invesco Institutional involves
the AIM Funds in each of these areas         Although the independent written             different levels of services and different
support the Board's approval of the          evaluation of the Fund's Senior Officer      operational and regulatory requirements
continuance of the Fund's investment         only considered Fund performance through     than Invesco Aim's and Invesco
advisory agreement.                          the most recent calendar year, the Board     Institutional's management of the Fund.
                                             also reviewed more recent Fund performance   The Board concluded that these differences
   B. Nature, Extent and Quality of          and this review did not change their         are appropriately reflected in the fee
      Services Provided by Affiliated        conclusions. The Board noted that, in        structure for the Fund.
      Sub-Advisers                           response to the Board's focus on fund
                                             performance, Invesco Aim has taken a            The Board noted that Invesco Aim has
The Board reviewed the services provided     number of actions intended to improve the    contractually agreed to waive fees and/or
by the Affiliated Sub-Advisers under the     investment process for the funds.            limit expenses of the Fund through at
sub-advisory contracts and the credentials                                                least April 30, 2010 in an amount
and experience of the officers and              D. Advisory and Sub-Advisory Fees and     necessary to limit total annual operating
employees of the Affiliated Sub-Advisers           Fee Waivers                            expenses to a specified percentage of
who provide these services. The Board                                                     average daily net assets for each class of
concluded that the nature, extent and        The Board compared the Fund's contractual    the Fund. The Board also considered the
quality of the services provided by the      advisory fee rate to the contractual         effect this expense limitation would have
Affiliated Sub- Advisers are appropriate.    advisory fee rates of funds in the Fund's    on the Fund's estimated total expenses.
The Board noted that the Affiliated          Lipper expense group that are not managed
Sub-Advisers, which have offices and         by Invesco Aim or an Affiliated                 The Board also considered the services
personnel that are geographically            Sub-Adviser, at a common asset level. The    provided by the Affiliated Sub-Advisers
dispersed in financial centers around the    Board noted that the Fund's contractual      pursuant to the sub-advisory contracts and
world, can provide research and other        advisory fee rate was below the median       the services provided by Invesco Aim
information and make recommendations on      contractual advisory fee rate of funds in    pursuant to the Fund's advisory agreement,
the markets and economies of various         its expense group. The Board also reviewed   as well as the allocation of fees between
countries and securities of companies        the methodology used by Lipper in            Invesco Aim and the Affiliated
located in such countries or on various      determining contractual fee rates, which     Sub-Advisers pursuant to the sub-advisory
types of investments and investment          includes using audited financial data from   contracts. The Board noted that the
techniques. The Board noted that             the most recent annual report of each fund   sub-advisory fees have no direct effect on
investment decisions for the Fund are made   in the expense group that was publicly       the Fund or its shareholders, as they are
by Invesco Institutional (N.A.), Inc.        available as of the end of the past          paid by Invesco Aim to the Affiliated
(Invesco Institutional). The Board           calendar year. The Board noted that some     Sub-Advisers, and that Invesco Aim and the
concluded that the sub-advisory contracts    comparative data was at least one year old   Affiliated Sub-Advisers are affiliates.
benefit the Fund and its shareholders by     and that other data did not reflect the
permitting Invesco Aim to utilize the        market downturn that occurred in the            After taking account of the Fund's
additional resources and talent of the       fourth quarter of 2008.                      contractual advisory fee rate, the
Affiliated Sub-Advisers in managing the                                                   contractual sub-advisory fee rate, the
Fund.                                           The Board also compared the Fund's        comparative advisory fee information
                                             effective fee rate (the advisory fee after   discussed above, the expense limitations

AIM V.I. HIGH YIELD FUND                                                                                                   continued

and other relevant factors, the Board        Invesco Aim has the financial resources      market funds attributable to such
concluded that the Fund's advisory and       necessary to fulfill these obligations.      investments, although Invesco Aim has
sub-advisory fees are fair and reasonable.   The Board also considered whether each       contractually agreed to waive through at
                                             Affiliated Sub-Adviser is financially        least June 30, 2010, the advisory fees
   E. Economies of Scale and Breakpoints     sound and has the resources necessary to     payable by the Fund in an amount equal to
The Board considered the extent to which     perform its obligations under the            100% of the net advisory fee Invesco Aim
there are economies of scale in the          sub-advisory contracts, and concluded that   receives from the affiliated money market
provision of advisory services to the        each Affiliated Sub-Adviser has the          funds with respect to the Fund's
Fund. The Board also considered whether      financial resources necessary to fulfill     investment in the affiliated money market
the Fund benefits from such economies of     these obligations.                           funds of uninvested cash, but not cash
scale through contractual breakpoints in                                                  collateral. The Board concluded that the
the Fund's advisory fee schedule. The           G. Collateral Benefits to Invesco Aim     Fund's investment of uninvested cash and
Board noted that the Fund's contractual            and its Affiliates                     cash collateral from any securities
advisory fee schedule includes three                                                      lending arrangements in the affiliated
breakpoints but that, due to the Fund's      The Board considered various other           money market funds is in the best
asset level at the end of the past           benefits received by Invesco Aim and its     interests of the Fund and its
calendar year, the Fund has yet to benefit   affiliates resulting from Invesco Aim's      shareholders.
from the breakpoints. Based on this          relationship with the Fund, including the
information, the Board concluded that the    fees received by Invesco Aim and its
Fund's advisory fees would reflect           affiliates for their provision of
economies of scale at higher asset levels.   administrative, transfer agency and
The Board also noted that the Fund shares    distribution services to the Fund. The
directly in economies of scale through       Board considered the performance of
lower fees charged by third party service    Invesco Aim and its affiliates in
providers based on the combined size of      providing these services and the
all of the AIM Funds and affiliates.         organizational structure employed by
                                             Invesco Aim and its affiliates to provide
   F. Profitability and Financial            these services. The Board also considered
      Resources                              that these services are provided to the
                                             Fund pursuant to written contracts that
The Board reviewed information from          are reviewed and approved on an annual
Invesco Aim concerning the costs of the      basis by the Board. The Board concluded
advisory and other services that Invesco     that Invesco Aim and its affiliates are
Aim and its affiliates provide to the Fund   providing these services in a satisfactory
and the profitability of Invesco Aim and     manner and in accordance with the terms of
its affiliates in providing these            their contracts, and are qualified to
services. The Board also reviewed            continue to provide these services to the
information concerning the financial         Fund.
condition of Invesco Aim and its
affiliates. The Board reviewed with             The Board considered the benefits
Invesco Aim the methodology used to          realized by Invesco Aim and the Affiliated
prepare the profitability information. The   Sub-Advisers as a result of portfolio
Board considered the overall profitability   brokerage transactions executed through
of Invesco Ltd., the ultimate parent of      "soft dollar" arrangements. The Board
Invesco Aim and the Affiliated               noted that soft dollar arrangements shift
Sub-Advisers, and of Invesco Aim, as well    the payment obligation for research and
as the profitability of Invesco Aim in       execution services from Invesco Aim and
connection with managing the Fund. The       the Affiliated Sub-Advisers to the funds
Board noted that Invesco Aim continues to    and therefore may reduce Invesco Aim's and
operate at a net profit, although the        the Affiliated Sub-Advisers' expenses. The
reduction of assets under management as a    Board concluded that Invesco Aim's and the
result of market movements and the           Affiliated Sub-Advisers' soft dollar
increase in voluntary fee waivers for        arrangements are appropriate. The Board
affiliated money market funds have reduced   also concluded that, based on their review
the profitability of Invesco Aim and its     and representations made by the Chief
affiliates. The Board concluded that the     Compliance Officer of Invesco Aim, these
Fund's fees are fair and reasonable, and     arrangements are consistent with
that the level of profits realized by        regulatory requirements.
Invesco Aim and its affiliates from
providing services to the Fund is not           The Board considered the fact that the
excessive in light of the nature, quality    Fund's uninvested cash and cash collateral
and extent of the services provided. The     from any securities lending arrangements
Board considered whether Invesco Aim is      may be invested in money market funds
financially sound and has the resources      advised by Invesco Aim pursuant to
necessary to perform its obligations under   procedures approved by the Board. The
the Fund's investment advisory agreement,    Board noted that Invesco Aim will receive
and concluded that                           advisory fees from these affiliated money

AIM V.I. HIGH YIELD FUND

[INVESCO AIM LOGO]             AIM V.I. INTERNATIONAL GROWTH FUND
 --SERVICE MARK--              Semiannual Report to Shareholders o June 30, 2009

                                                              [MOUNTAIN GRAPHIC]

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC
Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products")
that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco Aim Web site,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site,
sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital
Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. will be merged into
Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN
MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

Invesco Aim Distributors, Inc.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================   ==========================================
PERFORMANCE SUMMARY                                                                       AVERAGE ANNUAL TOTAL RETURNS
                                                                                          As of 6/30/09
FUND VS. INDEXES
                                                                                          SERIES I SHARES
Cumulative total returns, 12/31/08 to 6/30/09, excluding variable product issuer          Inception (5/5/93)                  6.45%
charges. If variable product issuer charges were included, returns would be lower.         10 Years                           2.60
                                                                                            5 Years                           6.00
Series I Shares                                                                  10.83%     1 Year                          -24.91
Series II Shares                                                                 10.71
MSCI EAFE Index(Triangle) (Broad Market Index)                                    7.95    SERIES II SHARES
MSCI EAFE Growth Index(Triangle) (Style-Specific Index)                           6.34     10 Years                           2.34
Lipper VUF International Growth Funds Index(Triangle) (Peer Group Index)         10.66      5 Years                           5.73
                                                                                            1 Year                          -25.10
(Triangle) Lipper Inc.                                                                    ==========================================

The MSCI EAFE--REGISTERED TRADEMARK-- INDEX is a free float-adjusted market               FEES ASSESSED IN CONNECTION WITH A
capitalization index that is designed to measure developed market equity performance,     VARIABLE PRODUCT. SALES CHARGES, EXPENSES
excluding the U.S. and Canada.                                                            AND FEES, WHICH ARE DETERMINED BY THE
                                                                                          VARIABLE PRODUCT ISSUERS, WILL VARY AND
   The MSCI EAFE--REGISTERED TRADEMARK-- GROWTH INDEX is an unmanaged index considered    WILL LOWER THE TOTAL RETURN.
representative of growth stocks of Europe, Australasia and the Far East.
                                                                                             THE MOST RECENT MONTH-END PERFORMANCE
   The LIPPER VUF INTERNATIONAL GROWTH FUNDS INDEX is an equally weighted                 DATA AT THE FUND LEVEL, EXCLUDING VARIABLE
representation of the largest variable insurance underlying funds in the Lipper           PRODUCT CHARGES, IS AVAILABLE ON THE
International Growth Funds category. These funds invest at least 75% of their equity      INVESCO AIM AUTOMATED INFORMATION LINE,
assets in companies strictly outside the U.S. and typically have an above-average         866 702 4402. AS MENTIONED ABOVE, FOR THE
price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth      MOST RECENT MONTH-END PERFORMANCE
value compared to the S&P/Citigroup World ex-U.S. BMI.                                    INCLUDING VARIABLE PRODUCT CHARGES, PLEASE
                                                                                          CONTACT YOUR VARIABLE PRODUCT ISSUER OR
   The Fund is not managed to track the performance of any particular index, including    FINANCIAL ADVISOR.
the indexes defined here, and consequently, the performance of the Fund may deviate
significantly from the performance of the indexes.                                        (1) Total annual operating expenses less
                                                                                              any contractual fee waivers and/or
   A direct investment cannot be made in an index. Unless otherwise indicated, index          expense reimbursements by the advisor
results include reinvested dividends, and they do not reflect sales charges.                  in effect through at least April 30,
Performance of the peer group reflects fund expenses; performance of a market index           2010. See current prospectus for more
does not.                                                                                     information.
=======================================================================================
                                                                                          (2) Total annual operating expenses less
SERIES II SHARES' INCEPTION DATE IS          YOU MAY HAVE A GAIN OR LOSS WHEN YOU             contractual advisory fee waivers by
SEPTEMBER 19, 2001. RETURNS SINCE THAT       SELL SHARES.                                     the advisor in effect through at least
DATE ARE HISTORICAL. ALL OTHER RETURNS ARE                                                    June 30, 2010. See current prospectus
THE BLENDED RETURNS OF THE HISTORICAL           THE NET ANNUAL FUND OPERATING EXPENSE         for more information.
PERFORMANCE OF SERIES II SHARES SINCE        RATIO SET FORTH IN THE MOST RECENT FUND
THEIR INCEPTION AND THE RESTATED             PROSPECTUS AS OF THE DATE OF THIS REPORT
HISTORICAL PERFORMANCE OF SERIES I SHARES    FOR SERIES I AND SERIES II SHARES WAS
(FOR PERIODS PRIOR TO INCEPTION OF SERIES    1.07% AND 1.32%, RESPECTIVELY.(1, 2) THE
II SHARES) ADJUSTED TO REFLECT THE RULE      TOTAL ANNUAL FUND OPERATING EXPENSE RATIO
12B-1 FEES APPLICABLE TO SERIES II SHARES.   SET FORTH IN THE MOST RECENT FUND
THE INCEPTION DATE OF SERIES I SHARES IS     PROSPECTUS AS OF THE DATE OF THIS REPORT
MAY 5, 1993.                                 FOR SERIES I AND SERIES II SHARES WAS
                                             1.08% AND 1.33%, RESPECTIVELY. THE EXPENSE
   THE PERFORMANCE OF THE FUND'S SERIES I    RATIOS PRESENTED ABOVE MAY VARY FROM THE
AND SERIES II SHARE CLASSES WILL DIFFER      EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
PRIMARILY DUE TO DIFFERENT CLASS EXPENSES.   OF THIS REPORT THAT ARE BASED ON EXPENSES
                                             INCURRED DURING THE PERIOD COVERED BY THIS
   THE PERFORMANCE DATA QUOTED REPRESENT     REPORT.
PAST PERFORMANCE AND CANNOT GUARANTEE
COMPARABLE FUTURE RESULTS; CURRENT              AIM V.I. INTERNATIONAL GROWTH FUND, A
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   SERIES PORTFOLIO OF AIM VARIABLE INSURANCE
CONTACT YOUR VARIABLE PRODUCT ISSUER OR      FUNDS, IS CURRENTLY OFFERED THROUGH
FINANCIAL ADVISOR FOR THE MOST RECENT        INSURANCE COMPANIES ISSUING VARIABLE
MONTH-END VARIABLE PRODUCT PERFORMANCE.      PRODUCTS. YOU CANNOT PURCHASE SHARES OF
PERFORMANCE FIGURES REFLECT FUND EXPENSES,   THE FUND DIRECTLY. PERFORMANCE FIGURES
REINVESTED DISTRIBUTIONS AND CHANGES IN      GIVEN REPRESENT THE FUND AND ARE NOT
NET ASSET VALUE. INVESTMENT RETURN AND       INTENDED TO REFLECT ACTUAL VARIABLE
PRINCIPAL VALUE WILL FLUCTUATE SO THAT       PRODUCT VALUES. THEY DO NOT REFLECT SALES
                                             CHARGES, EXPENSES AND

AIM V.I. INTERNATIONAL GROWTH FUND

SCHEDULE OF INVESTMENTS(a)

June 30, 2009
(Unaudited)



                                                       SHARES           VALUE
---------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-86.63%

AUSTRALIA-4.44%

BHP Billiton Ltd.                                       966,238    $   26,477,983
---------------------------------------------------------------------------------
Cochlear Ltd.                                           408,485        18,989,425
---------------------------------------------------------------------------------
CSL Ltd.                                                596,972        15,426,886
---------------------------------------------------------------------------------
QBE Insurance Group Ltd.                                335,525         5,352,746
=================================================================================
                                                                       66,247,040
=================================================================================


BELGIUM-2.63%

Anheuser-Busch InBev N.V.                             1,085,538        39,285,301
---------------------------------------------------------------------------------
Anheuser-Busch InBev N.V.-Ctfs.(b)                      274,612             1,155
=================================================================================
                                                                       39,286,456
=================================================================================


CANADA-3.43%

Canadian National Railway Co.                           267,570        11,509,609
---------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                         234,906        12,370,660
---------------------------------------------------------------------------------
EnCana Corp.                                            215,747        10,697,625
---------------------------------------------------------------------------------
Suncor Energy, Inc.                                     548,014        16,679,674
=================================================================================
                                                                       51,257,568
=================================================================================


DENMARK-1.82%

Novo Nordisk A.S.-Class B                               500,467        27,192,313
=================================================================================


FINLAND-0.59%

Nokia Corp.                                             602,234         8,785,686
=================================================================================


FRANCE-4.21%

Axa S.A.                                                307,960         5,820,021
---------------------------------------------------------------------------------
BNP Paribas                                             270,079        17,516,994
---------------------------------------------------------------------------------
Cap Gemini S.A.                                         167,165         6,172,248
---------------------------------------------------------------------------------
Danone S.A.                                             158,579         7,839,571
---------------------------------------------------------------------------------
Total S.A.                                              470,935        25,497,813
=================================================================================
                                                                       62,846,647
=================================================================================


GERMANY-5.30%

Bayer AG                                                519,832        27,861,900
---------------------------------------------------------------------------------
Deutsche Boerse AG                                       94,900         7,356,840
---------------------------------------------------------------------------------
Merck KGaA                                              264,600        26,966,450
---------------------------------------------------------------------------------
Puma AG Rudolf Dassler Sport                             77,081        16,913,109
=================================================================================
                                                                       79,098,299
=================================================================================


GREECE-0.52%

OPAP S.A.                                               289,872         7,695,721
=================================================================================


HONG KONG-2.92%

Esprit Holdings Ltd.                                  1,868,700        10,428,484
---------------------------------------------------------------------------------
Hutchison Whampoa Ltd.                                3,450,000        22,494,108
---------------------------------------------------------------------------------
Li & Fung Ltd.                                        3,978,000        10,676,370
=================================================================================
                                                                       43,598,962
=================================================================================


INDIA-2.70%

Bharat Heavy Electricals Ltd.                           303,541        13,965,550
---------------------------------------------------------------------------------
Infosys Technologies Ltd.                               710,658        26,290,453
=================================================================================
                                                                       40,256,003
=================================================================================


IRELAND-0.63%

CRH PLC                                                 413,550         9,477,747
=================================================================================


ISRAEL-3.20%

Teva Pharmaceutical Industries Ltd.-ADR                 967,789        47,750,709
=================================================================================


ITALY-3.47%

Eni S.p.A.                                            1,120,077        26,561,997
---------------------------------------------------------------------------------
Finmeccanica S.p.A.                                   1,786,377        25,198,585
=================================================================================
                                                                       51,760,582
=================================================================================


JAPAN-5.90%

Denso Corp.(b)                                          429,000        10,934,816
---------------------------------------------------------------------------------
Fanuc Ltd.(b)                                           186,600        14,887,384
---------------------------------------------------------------------------------
Hoya Corp.(b)                                           733,500        14,684,952
---------------------------------------------------------------------------------
Keyence Corp.                                            79,200        16,116,277
---------------------------------------------------------------------------------
Nidec Corp.                                             311,700        18,833,124
---------------------------------------------------------------------------------
Toyota Motor Corp.(b)                                   333,100        12,591,304
=================================================================================
                                                                       88,047,857
=================================================================================


MEXICO-3.07%

America Movil S.A.B de C.V.-Series L-ADR                740,520        28,672,934
---------------------------------------------------------------------------------
Grupo Televisa S.A.-ADR                               1,008,568        17,145,656
=================================================================================
                                                                       45,818,590
=================================================================================


NETHERLANDS-3.04%

Heineken Holding N.V.                                   388,884        12,346,775
---------------------------------------------------------------------------------
Koninklijke (Royal) KPN N.V.                          1,511,634        20,816,587
---------------------------------------------------------------------------------
TNT N.V.                                                629,371        12,254,229
=================================================================================
                                                                       45,417,591
=================================================================================


NORWAY-0.37%

Petroleum Geo-Services A.S.A.(b)                        891,163         5,553,012
=================================================================================


PHILIPPINES-1.66%

Philippine Long Distance Telephone Co.                  497,190        24,735,564
=================================================================================


SINGAPORE-3.70%

Keppel Corp. Ltd.                                     4,233,000        20,096,136
---------------------------------------------------------------------------------
Singapore Technologies Engineering Ltd.               7,433,000        12,545,791
---------------------------------------------------------------------------------
United Overseas Bank Ltd.                             2,236,000        22,586,243
=================================================================================
                                                                       55,228,170
=================================================================================


SPAIN-1.78%

Telefonica S.A.                                       1,172,778        26,583,300
=================================================================================


SWITZERLAND-8.73%

Nestle S.A.                                           1,013,180        38,233,409
---------------------------------------------------------------------------------
Roche Holding AG                                        309,166        42,020,746
---------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. INTERNATIONAL GROWTH FUND

                                                       SHARES           VALUE
---------------------------------------------------------------------------------
SWITZERLAND-(CONTINUED)

Sonova Holding AG                                       286,807    $   23,304,618
---------------------------------------------------------------------------------
Syngenta AG                                             115,082        26,713,458
=================================================================================
                                                                      130,272,231
=================================================================================


TAIWAN-1.17%

Taiwan Semiconductor Manufacturing Co. Ltd.-ADR       1,859,286        17,495,881
=================================================================================


TURKEY-0.64%

Akbank T.A.S.                                         2,144,176         9,531,476
=================================================================================


UNITED KINGDOM-20.71%

Aviva PLC                                             1,050,688         5,936,297
---------------------------------------------------------------------------------
BAE Systems PLC                                       2,719,587        15,178,057
---------------------------------------------------------------------------------
BG Group PLC                                          1,022,301        17,173,516
---------------------------------------------------------------------------------
British American Tobacco PLC                            629,690        17,392,268
---------------------------------------------------------------------------------
Capita Group PLC                                      1,142,516        13,466,943
---------------------------------------------------------------------------------
Compass Group PLC                                     4,641,117        26,147,863
---------------------------------------------------------------------------------
Imperial Tobacco Group PLC                            1,435,545        37,330,652
---------------------------------------------------------------------------------
Informa PLC                                           3,066,248        11,045,640
---------------------------------------------------------------------------------
International Power PLC                               4,651,703        18,259,799
---------------------------------------------------------------------------------
Reckitt Benckiser Group PLC                             643,891        29,339,390
---------------------------------------------------------------------------------
Reed Elsevier PLC                                     2,152,141        16,044,050
---------------------------------------------------------------------------------
Shire PLC                                             2,095,692        28,898,967
---------------------------------------------------------------------------------
Smith & Nephew PLC                                      924,312         6,851,383
---------------------------------------------------------------------------------
Tesco PLC                                             4,524,639        26,367,592
---------------------------------------------------------------------------------
Vodafone Group PLC                                   14,129,987        27,307,912
---------------------------------------------------------------------------------
WPP PLC                                               1,850,962        12,308,676
=================================================================================
                                                                      309,049,005
=================================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $1,361,781,164)                                        1,292,986,410
=================================================================================



PREFERRED STOCKS-0.94%

BRAZIL-0.94%

Petroleo Brasileiro S.A.-ADR-Pfd. (Cost
  $11,156,293)                                          421,935        14,075,752
=================================================================================



MONEY MARKET FUNDS-11.01%

Liquid Assets Portfolio-Institutional Class(c)       82,184,349        82,184,349
---------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)             82,184,349        82,184,349
=================================================================================
     Total Money Market Funds (Cost $164,368,698)                     164,368,698
=================================================================================
TOTAL INVESTMENTS-98.58% (Cost $1,537,306,155)                      1,471,430,860
=================================================================================
OTHER ASSETS LESS LIABILITIES-1.42%                                    21,181,672
=================================================================================
NET ASSETS-100.00%                                                 $1,492,612,532
_________________________________________________________________________________
=================================================================================



Investment Abbreviations:

ADR    - American Depositary Receipt
Ctfs.  - Certificates
Pfd.   - Preferred


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2009



-------------------------------------------------------------------------
Health Care                                                          17.8%
-------------------------------------------------------------------------
Consumer Staples                                                     13.9
-------------------------------------------------------------------------
Industrials                                                          10.8
-------------------------------------------------------------------------
Consumer Discretionary                                               10.2
-------------------------------------------------------------------------
Energy                                                                8.6
-------------------------------------------------------------------------
Telecommunication Services                                            8.6
-------------------------------------------------------------------------
Information Technology                                                7.3
-------------------------------------------------------------------------
Financials                                                            5.0
-------------------------------------------------------------------------
Materials                                                             4.2
-------------------------------------------------------------------------
Utilities                                                             1.2
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                12.4
_________________________________________________________________________
=========================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. INTERNATIONAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $1,372,937,457)                         $1,307,062,162
----------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost        164,368,698
==================================================================================
     Total investments, at value (Cost $1,537,306,155)               1,471,430,860
==================================================================================
Foreign currencies, at value (Cost $18,510,635)                         18,604,285
----------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                         918,124
----------------------------------------------------------------------------------
  Fund shares sold                                                         875,153
----------------------------------------------------------------------------------
  Dividends                                                              4,672,081
----------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans           34,859
----------------------------------------------------------------------------------
Other assets                                                                   190
==================================================================================
     Total assets                                                    1,496,535,552
__________________________________________________________________________________
==================================================================================


LIABILITIES:

Payables for:
  Investments purchased                                                    592,226
----------------------------------------------------------------------------------
  Fund shares reacquired                                                   734,562
----------------------------------------------------------------------------------
  Amount due custodian                                                      21,292
----------------------------------------------------------------------------------
  Accrued fees to affiliates                                             1,428,204
----------------------------------------------------------------------------------
  Accrued other operating expenses                                       1,041,901
----------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                         104,835
==================================================================================
     Total liabilities                                                   3,923,020
==================================================================================
Net assets applicable to shares outstanding                         $1,492,612,532
__________________________________________________________________________________
==================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $1,773,040,064
----------------------------------------------------------------------------------
Undistributed net investment income                                     41,113,037
----------------------------------------------------------------------------------
Undistributed net realized gain (loss)                                (255,851,216)
----------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                                 (65,689,353)
==================================================================================
                                                                    $1,492,612,532
__________________________________________________________________________________
==================================================================================



NET ASSETS:

Series I                                                            $  468,222,727
__________________________________________________________________________________
==================================================================================
Series II                                                           $1,024,389,805
__________________________________________________________________________________
==================================================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Series I                                                                21,681,245
__________________________________________________________________________________
==================================================================================
Series II                                                               48,118,049
__________________________________________________________________________________
==================================================================================
Series I:
  Net asset value per share                                         $        21.60
__________________________________________________________________________________
==================================================================================
Series II:
  Net asset value per share                                         $        21.29
__________________________________________________________________________________
==================================================================================




STATEMENT OF OPERATIONS

For the six months ended June 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding
  taxes of $2,313,654)                    $  23,437,785
-------------------------------------------------------
Dividends from affiliated money market
  funds                                         621,400
=======================================================
     Total investment income                 24,059,185
=======================================================


EXPENSES:

Advisory fees                                 4,466,801
-------------------------------------------------------
Administrative services fees                  1,691,030
-------------------------------------------------------
Custodian fees                                  313,316
-------------------------------------------------------
Distribution fees -- Series II                1,042,837
-------------------------------------------------------
Transfer agent fees                              40,854
-------------------------------------------------------
Trustees' and officers' fees and
  benefits                                       30,192
-------------------------------------------------------
Other                                            76,618
=======================================================
     Total expenses                           7,661,648
=======================================================
Less: Fees waived                              (101,672)
=======================================================
     Net expenses                             7,559,976
=======================================================
Net investment income                        16,499,209
=======================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                    (121,089,080)
-------------------------------------------------------
  Foreign currencies                           (341,710)
=======================================================
                                           (121,430,790)
=======================================================
Change in net unrealized appreciation
  of:
  Investment securities (net of foreign
     taxes on holdings of $(806,731))       244,490,806
-------------------------------------------------------
  Foreign currencies                          1,015,673
=======================================================
                                            245,506,479
=======================================================
Net realized and unrealized gain            124,075,689
=======================================================
Net increase in net assets resulting
  from operations                         $ 140,574,898
_______________________________________________________
=======================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. INTERNATIONAL GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2009 and the year ended December 31, 2008 (Unaudited)



                                                                             JUNE 30,        DECEMBER 31,
                                                                               2009              2008
----------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                   $   16,499,209    $   26,345,327
----------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                  (121,430,790)     (132,063,478)
----------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                       245,506,479      (627,616,561)
==========================================================================================================
     Net increase (decrease) in net assets resulting from operations         140,574,898      (733,334,712)
==========================================================================================================
Distributions to shareholders from net investment income:
  Series I                                                                            --        (3,478,321)
----------------------------------------------------------------------------------------------------------
  Series II                                                                           --        (5,065,468)
==========================================================================================================
     Total distributions from net investment income                                   --        (8,543,789)
==========================================================================================================
Distributions to shareholders from net realized gains:
  Series I                                                                            --        (8,411,008)
----------------------------------------------------------------------------------------------------------
  Series II                                                                           --       (14,727,306)
==========================================================================================================
     Total distributions from net realized gains                                      --       (23,138,314)
==========================================================================================================
Share transactions-net:
  Series I                                                                   (21,562,333)      (13,325,486)
----------------------------------------------------------------------------------------------------------
  Series II                                                                  133,798,235       480,159,184
==========================================================================================================
     Net increase in net assets resulting from share transactions            112,235,902       466,833,698
==========================================================================================================
     Net increase (decrease) in net assets                                   252,810,800      (298,183,117)
==========================================================================================================


NET ASSETS:

  Beginning of period                                                      1,239,801,732     1,537,984,849
----------------------------------------------------------------------------------------------------------
  End of period (includes undistributed net investment income of
     $41,113,037 and $24,613,828, respectively)                           $1,492,612,532    $1,239,801,732
__________________________________________________________________________________________________________
==========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. International Growth Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-one separate portfolios, (each constituting a "Fund"). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

  The Fund's investment objective is long-term growth of capital.

  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products").

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.


AIM V.I. INTERNATIONAL GROWTH FUND

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, management monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are available for issuance. Such events and transactions are monitored through the date of the report of independent registered public accounting firm for audited periods and 45 days from the period end date for all other periods.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed,

AIM V.I. INTERNATIONAL GROWTH FUND
      realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The maximum risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $250 million                                            0.75%
-------------------------------------------------------------------
Over $250 million                                             0.70%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit net annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through at least April 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. The Advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.

  Further, the Advisor has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended June 30, 2009, the Advisor waived advisory fees of $101,672.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2009, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco Aim for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2009, Invesco Aim was paid $149,689 for accounting and fund administrative services and reimbursed $1,541,341 for services provided by insurance companies.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2009, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.


AIM V.I. INTERNATIONAL GROWTH FUND

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                LEVEL 1          LEVEL 2       LEVEL 3          TOTAL
=========================================================================================================================
Equity Securities                                            $587,730,718     $883,700,142       $--       $1,471,430,860
_________________________________________________________________________________________________________________________
=========================================================================================================================



NOTE 4--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2009, the Fund paid legal fees of $2,958 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of December 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
December 31, 2016                                                                  $87,932,439
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2009 was $310,599,820 and $185,313,529, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                         $  78,390,773
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                        (161,346,489)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                $ (82,955,716)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $1,554,386,576.




AIM V.I. INTERNATIONAL GROWTH FUND

NOTE 8--SHARE INFORMATION


                                                                               SUMMARY OF SHARE ACTIVITY
-------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   JUNE 30, 2009(a)                DECEMBER 31, 2008
                                                             ---------------------------     ----------------------------
                                                               SHARES          AMOUNT          SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                    1,843,122     $ 36,652,891      5,416,504     $ 152,657,919
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                   9,670,068      186,297,119     22,885,713       587,146,644
=========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                           --               --        647,214        11,889,329
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                          --               --      1,091,714        19,792,774
=========================================================================================================================
Reacquired:
  Series I                                                   (3,072,191)     (58,215,224)    (6,729,062)     (177,872,734)
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                  (2,803,765)     (52,498,884)    (5,147,388)     (126,780,234)
=========================================================================================================================
     Net increase in share activity                           5,637,234     $112,235,902     18,164,695     $ 466,833,698
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 58% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET              ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,       NET         (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD   INCOME(a)   UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
SERIES I
Six months ended 06/30/09    $19.49      $0.27       $  1.84       $  2.11     $   --        $   --         $   --       $21.60
Year ended 12/31/08           33.63       0.54        (14.16)       (13.62)     (0.15)        (0.37)         (0.52)       19.49
Year ended 12/31/07           29.44       0.34          3.98          4.32      (0.13)           --          (0.13)       33.63
Year ended 12/31/06           23.17       0.23          6.32          6.55      (0.28)           --          (0.28)       29.44
Year ended 12/31/05           19.77       0.23          3.31          3.54      (0.14)           --          (0.14)       23.17
Year ended 12/31/04           16.04       0.15          3.70          3.85      (0.12)           --          (0.12)       19.77
---------------------------------------------------------------------------------------------------------------------------------
SERIES II
Six months ended 06/30/09     19.23       0.24          1.82          2.06         --            --             --        21.29
Year ended 12/31/08           33.24       0.45        (13.96)       (13.51)     (0.13)        (0.37)         (0.50)       19.23
Year ended 12/31/07           29.16       0.26          3.94          4.20      (0.12)           --          (0.12)       33.24
Year ended 12/31/06           23.00       0.17          6.25          6.42      (0.26)           --          (0.26)       29.16
Year ended 12/31/05           19.65       0.18          3.30          3.48      (0.13)           --          (0.13)       23.00
Year ended 12/31/04           15.97       0.11          3.66          3.77      (0.09)           --          (0.09)       19.65
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                          RATIO OF          RATIO OF
                                                          EXPENSES          EXPENSES
                                                         TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                                                         NET ASSETS      ASSETS WITHOUT   INVESTMENT
                                        NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS       INCOME
                             TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE    PORTFOLIO
                           RETURN(b)  (000S OMITTED)      ABSORBED          ABSORBED      NET ASSETS   TURNOVER(c)
------------------------------------------------------------------------------------------------------------------
SERIES I
Six months ended 06/30/09     10.83%    $  468,223          1.03%(d)          1.05%(d)       2.79%(d)       17%
Year ended 12/31/08          (40.38)       446,437          1.05              1.06           1.96           44
Year ended 12/31/07           14.68        792,779          1.06              1.07           1.06           20
Year ended 12/31/06           28.28        563,460          1.10              1.10           0.90           34
Year ended 12/31/05           17.93        444,608          1.11              1.11           1.11           36
Year ended 12/31/04           24.00        346,605          1.14              1.14           0.90           48
------------------------------------------------------------------------------------------------------------------
SERIES II
Six months ended 06/30/09     10.71      1,024,390          1.28(d)           1.30(d)        2.54(d)        17
Year ended 12/31/08          (40.55)       793,365          1.30              1.31           1.71           44
Year ended 12/31/07           14.41        745,206          1.31              1.32           0.81           20
Year ended 12/31/06           27.92        163,657          1.35              1.35           0.65           34
Year ended 12/31/05           17.70         54,658          1.36              1.36           0.86           36
Year ended 12/31/04           23.63         21,497          1.39              1.39           0.65           48
__________________________________________________________________________________________________________________
==================================================================================================================



(a)   Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $427,764 and $841,184 for Series I and Series II shares, respectively.


AIM V.I. INTERNATIONAL GROWTH FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
    Series I        $1,000.00      $1,108.30       $5.38       $1,019.69       $5.16        1.03%
---------------------------------------------------------------------------------------------------
    Series II        1,000.00       1,107.10        6.69        1,018.45        6.41        1.28
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009 through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM V.I. INTERNATIONAL GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the Board) of            In addition to their meetings             particular factor that was controlling.
AIM Variable Insurance Funds is required     throughout the year, the Sub-Committees      Each Trustee may have evaluated the
under the Investment Company Act of 1940     meet at designated contract renewal          information provided differently from
to approve annually the renewal of the AIM   meetings each year to conduct an in-depth    another Trustee and attributed different
V.I. International Growth Fund (the Fund)    review of the performance, fees, expenses    weight to the various factors. The
investment advisory agreement with Invesco   and other matters related to their           Trustees recognized that the advisory
Aim Advisors, Inc. (Invesco Aim) and the     assigned funds. During the contract          arrangements and resulting advisory fees
Master Intergroup Sub-Advisory Contract      renewal process, the Trustees receive        for the Fund and the other AIM Funds are
for Mutual Funds (the sub-advisory           comparative performance and fee data         the result of years of review and
contracts) with Invesco Asset Management     regarding the AIM Funds prepared by an       negotiation between the Trustees and
Deutschland GmbH, Invesco Asset Management   independent company, Lipper, Inc.            Invesco Aim, that the Trustees may focus
Limited, Invesco Asset Management (Japan)    (Lipper), under the direction and            to a greater extent on certain aspects of
Limited, Invesco Australia Limited,          supervision of the Senior Officer who also   these arrangements in some years than in
Invesco Global Asset Management (N.A.),      prepares a separate analysis of this         others, and that the Trustees'
Inc., Invesco Hong Kong Limited, Invesco     information for the Trustees. Each           deliberations and conclusions in a
Institutional (N.A.), Inc., Invesco Senior   Sub-Committee then makes recommendations     particular year may be based in part on
Secured Management, Inc. and Invesco         to the Investments Committee regarding the   their deliberations and conclusions
Trimark Ltd. (collectively, the Affiliated   fees and expenses of their assigned funds.   regarding these same arrangements
Sub-Advisers). During contract renewal       The Investments Committee considers each     throughout the year and in prior years.
meetings held on June 16-17, 2009, the       Sub-Committee's recommendations and makes
Board as a whole, and the disinterested or   its own recommendations regarding the fees      The discussion below serves as a
"independent" Trustees voting separately,    and expenses of the AIM Funds to the full    summary of the Senior Officer's
approved the continuance of the Fund's       Board. The Investments Committee also        independent written evaluation with
investment advisory agreement and the        considers each Sub-Committee's               respect to the Fund's investment advisory
sub-advisory contracts for another year,     recommendations in making its annual         agreement as well as a discussion of the
effective July 1, 2009. In doing so, the     recommendation to the Board whether to       material factors and related conclusions
Board determined that the Fund's             approve the continuance of each AIM Fund's   that formed the basis for the Board's
investment advisory agreement and the        investment advisory agreement and            approval of the Fund's investment advisory
sub-advisory contracts are in the best       sub-advisory contracts for another year.     agreement and sub-advisory contracts.
interests of the Fund and its shareholders                                                Unless otherwise stated, information set
and that the compensation to Invesco Aim        The independent Trustees met separately   forth below is as of June 17, 2009, and
and the Affiliated Sub-Advisers under the    during their evaluation of the Fund's        does not reflect any changes that may have
Fund's investment advisory agreement and     investment advisory agreement and            occurred since that date, including but
sub-advisory contracts is fair and           sub-advisory contracts with independent      not limited to changes to the Fund's
reasonable.                                  legal counsel. The independent Trustees      performance, advisory fees, expense
                                             were also assisted in their annual           limitations and/or fee waivers.
THE BOARD'S FUND EVALUATION PROCESS          evaluation of the Fund's investment
                                             advisory agreement by the Senior Officer.    FACTORS AND CONCLUSIONS AND SUMMARY OF
The Board's Investments Committee has        One responsibility of the Senior Officer     INDEPENDENT WRITTEN FEE EVALUATION
established three Sub-Committees that are    is to manage the process by which the AIM
responsible for overseeing the management    Funds' proposed management fees are             A. Nature, Extent and Quality of
of a number of the series portfolios of      negotiated during the annual contract              Services Provided by Invesco Aim
the AIM Funds. This Sub-Committee            renewal process to ensure that they are
structure permits the Trustees to focus on   negotiated in a manner that is at arms'      The Board reviewed the advisory
the performance of the AIM Funds that have   length and reasonable. Accordingly, the      services provided to the Fund by Invesco
been assigned to them. The Sub-Committees    Senior Officer must either supervise a       Aim under the Fund's investment advisory
meet throughout the year to review the       competitive bidding process or prepare an    agreement, the performance of Invesco Aim
performance of their assigned funds, and     independent written evaluation. The Senior   in providing these services, and the
the Sub-Committees review monthly and        Officer recommended that an independent      credentials and experience of the officers
quarterly comparative performance            written evaluation be provided and, at the   and employees of Invesco Aim who provide
information and periodic asset flow data     direction of the Board, prepared an          these services. The Board's review of the
for their assigned funds. These materials    independent written evaluation.              qualifications of Invesco Aim to provide
are prepared under the direction and                                                      these services included the Board's
supervision of the independent Senior           During the annual contract renewal        consideration of Invesco Aim's portfolio
Officer, an officer of the AIM Funds who     process, the Board considered the factors    and product review process, various back
reports directly to the independent          discussed below in evaluating the fairness   office support functions provided by
Trustees. Over the course of each year,      and reasonableness of the Fund's             Invesco Aim and its affiliates, and
the Sub-Committees meet with portfolio       investment advisory agreement and            Invesco Aim's equity and fixed income
managers for their assigned funds and        sub-advisory contracts. The Board            trading operations. The Board concluded
other members of management and review       considered all of the information provided   that the nature, extent and quality of the
with these individuals the performance,      to them, including information provided at   advisory services provided to the Fund by
investment objective(s), policies,           their meetings throughout the year as part   Invesco Aim are appropriate and that
strategies and limitations of these funds.   of their ongoing oversight of the Fund,      Invesco Aim currently is providing
                                             and did not identify any                     satisfactory advisory services in
                                                                                          accordance with the terms of the Fund's
                                                                                          investment advisory
AIM V.I. INTERNATIONAL GROWTH FUND                                                                                         continued

agreement. In addition, based on their          C. Fund Performance                       some comparative data was at least one
ongoing meetings throughout the year with                                                 year old and did not reflect the market
the Fund's portfolio manager or managers,    The Board considered fund performance        downturn that occurred in the fourth
the Board concluded that these individuals   as a relevant factor in considering          quarter of 2008.
are competent and able to continue to        whether to approve the investment advisory
carry out their responsibilities under the   agreement. The Board did not view fund          The Board also compared the Fund's
Fund's investment advisory agreement.        performance as a relevant factor in          effective fee rate (the advisory fee after
                                             considering whether to approve the           any advisory fee waivers and before any
   In determining whether to continue the    sub-advisory contracts for the Fund, as no   expense limitations/waivers) to the
Fund's investment advisory agreement, the    Affiliated Sub-Adviser currently manages     advisory fee rates of other domestic
Board considered the prior relationship      assets of the Fund.                          clients of Invesco Aim and its affiliates
between Invesco Aim and the Fund, as well                                                 with investment strategies comparable to
as the Board's knowledge of Invesco Aim's       The Board compared the Fund's             those of the Fund, including one mutual
operations, and concluded that it is         performance during the past one, three and   fund advised by Invesco Aim and six mutual
beneficial to maintain the current           five calendar years to the performance of    funds sub-advised by an Invesco Aim
relationship, in part, because of such       all funds in the Lipper performance          affiliate. The Board noted that the Fund's
knowledge. The Board also considered the     universe that are not managed by Invesco     rate was (i) below the effective fee rate
steps that Invesco Aim and its affiliates    Aim or an Affiliated Sub-Adviser and         for the mutual fund advised by Invesco
continue to take to improve the quality      against the Lipper VA Underlying Funds -     Aim; and (ii) above the sub-adviser
and efficiency of the services they          International Growth Funds Index. The        effective fee rates for the domestic
provide to the AIM Funds in the areas of     Board noted that the Fund's performance      mutual funds sub-advised by an Invesco Aim
investment performance, product line         was in the first quintile of its             affiliate.
diversification, distribution, fund          performance universe for the one, three
operations, shareholder services and         and five year periods (the first quintile       Additionally, the Board compared the
compliance. The Board concluded that the     being the best performing funds and the      Fund's effective fee rate to the effective
quality and efficiency of the services       fifth quintile being the worst performing    fee rates paid by numerous separately
Invesco Aim and its affiliates provide to    funds). The Board noted that the             managed accounts/wrap accounts advised by
the AIM Funds in each of these areas         performance was above the performance of     an Invesco Aim affiliate. The Board noted
support the Board's approval of the          the Index for the one, three and five year   that the Fund's rate was above the rates
continuance of the Fund's investment         periods. Although the independent written    for all but three of the separately
advisory agreement.                          evaluation of the Fund's Senior Officer      managed accounts/wrap accounts. The Board
                                             only considered Fund performance through     considered that management of the
   B. Nature, Extent and Quality of          the most recent calendar year, the Board     separately managed accounts/wrap accounts
      Services Provided by Affiliated        also reviewed more recent Fund performance   by the Invesco Aim affiliate involves
      Sub-Advisers                           and this review did not change their         different levels of services and different
                                             conclusions. The Board noted that, in        operational and regulatory requirements
The Board reviewed the services              response to the Board's focus on fund        than Invesco Aim's management of the Fund.
provided by the Affiliated Sub-Advisers      performance, Invesco Aim has taken a         The Board concluded that these differences
under the sub-advisory contracts and the     number of actions intended to improve the    are appropriately reflected in the fee
credentials and experience of the officers   investment process for the funds.            structure for the Fund.
and employees of the Affiliated
Sub-Advisers who provide these services.        D. Advisory and Sub-Advisory Fees and        The Board noted that Invesco Aim
The Board concluded that the nature,               Fee Waivers                            contractually agreed to waive fees and/or
extent and quality of the services                                                        limit expenses of the Fund through at
provided by the Affiliated Sub-Advisers      The Board compared the Fund's                least April 30, 2010 in an amount
are appropriate. The Board noted that the    contractual advisory fee rate to the         necessary to limit total annual operating
Affiliated Sub-Advisers, which have          contractual advisory fee rates of funds in   expenses to a specified percentage of
offices and personnel that are               the Fund's Lipper expense group that are     average daily net assets for each class of
geographically dispersed in financial        not managed by Invesco Aim or an             the Fund. The Board noted that at the
centers around the world, can provide        Affiliated Sub-Adviser, at a common asset    current expense ratio for the Fund, this
research and other information and make      level. The Board noted that the Fund's       expense waiver does not have any impact.
recommendations on the markets and           contractual advisory fee rate was below
economies of various countries and           the median contractual advisory fee rate        The Board also considered the services
securities of companies located in such      of funds in its expense group. The Board     provided by the Affiliated Sub-Advisers
countries or on various types of             also reviewed the methodology used by        pursuant to the sub-advisory contracts and
investments and investment techniques. The   Lipper and noted that the contractual fee    the services provided by Invesco Aim
Board concluded that the sub-advisory        rates shown by Lipper in determining         pursuant to the Fund's advisory agreement,
contracts benefit the Fund and its           contractual fee rates, which includes        as well as the allocation of fees between
shareholders by permitting Invesco Aim to    using audited financial data from the most   Invesco Aim and the Affiliated
utilize the additional resources and         recent annual report of each fund in the     Sub-Advisers pursuant to the sub-advisory
talent of the Affiliated Sub-Advisers in     expense group that was publicly available    contracts. The Board noted that the
managing the Fund.                           as of the end of the past calendar year.     sub-advisory fees have no direct effect on
                                             The Board noted that

AIM V.I. INTERNATIONAL GROWTH FUND                                                                                         continued

the Fund or its shareholders, as they        Invesco Aim and its affiliates. The          dollar arrangements are appropriate.
are paid by Invesco Aim to the Affiliated    Board concluded that the Fund's fees are     The Board also concluded that, based on
Sub-Advisers, and that Invesco Aim and the   fair and reasonable, and that the level of   their review and representations made by
Affiliated Sub-Advisers are affiliates.      profits realized by Invesco Aim and its      the Chief Compliance Officer of Invesco
                                             affiliates from providing services to the    Aim, these arrangements are consistent
   After taking account of the Fund's        Fund is not excessive in light of the        with regulatory requirements.
contractual advisory fee rate, the           nature, quality and extent of the services
contractual sub-advisory fee rate, the       provided. The Board considered whether          The Board considered the fact that the
comparative advisory fee information and     Invesco Aim is financially sound and has     Fund's uninvested cash and cash collateral
other relevant factors, the Board            the resources necessary to perform its       from any securities lending arrangements
concluded that the Fund's advisory and       obligations under the Fund's investment      may be invested in money market funds
sub-advisory fees are fair and reasonable.   advisory agreement, and concluded that       advised by Invesco Aim pursuant to
                                             Invesco Aim has the financial resources      procedures approved by the Board. The
   E. Economies of Scale and Breakpoints     necessary to fulfill these obligations.      Board noted that Invesco Aim will receive
                                             The Board also considered whether each       advisory fees from these affiliated money
The Board considered the extent to           Affiliated Sub-Adviser is financially        market funds attributable to such
which there are economies of scale in the    sound and has the resources necessary to     investments, although Invesco Aim has
provision of advisory services to the        perform its obligations under the            contractually agreed to waive through at
Fund. The Board also considered whether      sub-advisory contracts, and concluded that   least June 30, 2010, the advisory fees
the Fund benefits from such economies of     each Affiliated Sub-Adviser has the          payable by the Fund in an amount equal to
scale through contractual breakpoints in     financial resources necessary to fulfill     100% of the net advisory fee Invesco Aim
the Fund's advisory fee schedule. The        these obligations.                           receives from the affiliated money market
Board noted that the Fund's contractual                                                   funds with respect to the Fund's
advisory fee schedule includes one              G. Collateral Benefits to Invesco Aim     investment in the affiliated money market
breakpoint and that the level of the               and its Affiliates                     funds of uninvested cash, but not cash
Fund's advisory fees, as a percentage of                                                  collateral. The Board concluded that the
the Fund's net assets, has decreased as      The Board considered various other           Fund's investment of uninvested cash and
net assets increased because of the          benefits received by Invesco Aim and its     cash collateral from any securities
breakpoints. The Board concluded that the    affiliates resulting from Invesco Aim's      lending arrangements in the affiliated
Fund's advisory fees appropriately reflect   relationship with the Fund, including the    money market funds is in the best
economies of scale at current asset          fees received by Invesco Aim and its         interests of the Fund and its
levels. The Board also noted that the Fund   affiliates for their provision of            shareholders.
shares directly in economies of scale        administrative, transfer agency and
through lower fees charged by third party    distribution services to the Fund. The
service providers based on the combined      Board considered the performance of
size of all of the AIM Funds and             Invesco Aim and its affiliates in
affiliates.                                  providing these services and the
                                             organizational structure employed by
   F. Profitability and Financial            Invesco Aim and its affiliates to provide
      Resources                              these services. The Board also considered
                                             that these services are provided to the
The Board reviewed information from          Fund pursuant to written contracts that
Invesco Aim concerning the costs of the      are reviewed and approved on an annual
advisory and other services that Invesco     basis by the Board. The Board concluded
Aim and its affiliates provide to the Fund   that Invesco Aim and its affiliates are
and the profitability of Invesco Aim and     providing these services in a satisfactory
its affiliates in providing these            manner and in accordance with the terms of
services. The Board also reviewed            their contracts, and are qualified to
information concerning the financial         continue to provide these services to the
condition of Invesco Aim and its             Fund.
affiliates. The Board reviewed with
Invesco Aim the methodology used to             The Board considered the benefits
prepare the profitability information. The   realized by Invesco Aim and the Affiliated
Board considered the overall profitability   Sub-Advisers as a result of portfolio
of Invesco Ltd., the ultimate parent of      brokerage transactions executed through
Invesco Aim and the Affiliated               "soft dollar" arrangements. The Board
Sub-Advisers, and of Invesco Aim, as well    noted that soft dollar arrangements shift
as the profitability of Invesco Aim in       the payment obligation for research and
connection with managing the Fund. The       execution services from Invesco Aim and
Board noted that Invesco Aim continues to    the Affiliated Sub-Advisers to the funds
operate at a net profit, although the        and therefore may reduce Invesco Aim's and
reduction of assets under management as a    the Affiliated Sub-Advisers' expenses. The
result of market movements and the           Board concluded that Invesco Aim's and the
increase in voluntary fee waivers for        Affiliated Sub-Advisers' soft
affiliated money market funds have reduced
the profitability of

AIM V.I. INTERNATIONAL GROWTH FUND

[INVESCO AIM LOGO]             AIM V.I. LARGE CAP GROWTH FUND
 --SERVICE MARK--              Semiannual Report to Shareholders o June 30, 2009

                                                              [MOUNTAIN GRAPHIC]

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC
Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products")
that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco Aim Web site,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site,
sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital
Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. will be merged into
Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN
MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

Invesco Aim Distributors, Inc.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================   ==========================================
PERFORMANCE SUMMARY                                                                       AVERAGE ANNUAL TOTAL RETURNS
                                                                                          As of 6/30/09
FUND VS. INDEXES
                                                                                          SERIES I SHARES
Cumulative total returns, 12/31/08 to 6/30/09, excluding variable product issuer          Inception (8/29/03)                  0.52%
charges. If variable product issuer charges were included, returns would be lower.         5 Years                            -2.10
                                                                                           1 Year                            -27.54
Series I Shares                                                                   4.60%
Series II Shares                                                                  4.43    SERIES II SHARES
S&P 500 Index(Triangle) (Broad Market Index)                                      3.19    Inception (8/29/03)                  0.30%
Russell 1000 Growth Index(Triangle) (Style-Specific Index)                       11.53     5 Years                            -2.31
Lipper VUF Large-Cap Growth Funds Index(Triangle) (Peer Group Index)             12.21     1 Year                            -27.69
                                                                                          ==========================================
(Triangle) Lipper Inc.
                                                                                          AS MENTIONED ABOVE, FOR THE MOST RECENT
The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index       MONTH-END PERFORMANCE INCLUDING VARIABLE
covering all major areas of the U.S. economy. It is not the 500 largest companies, but    PRODUCT CHARGES, PLEASE CONTACT YOUR
rather the most widely held 500 companies chosen with respect to market size, liquidity   VARIABLE PRODUCT ISSUER OR FINANCIAL
and their industry.                                                                       ADVISOR.

   The RUSSELL 1000--REGISTERED TRADEMARK-- GROWTH INDEX measures the performance of         HAD THE ADVISOR NOT WAIVED FEES AND/OR
those Russell 1000 companies with higher price-to-book ratios and higher forecasted       REIMBURSED EXPENSES IN THE PAST,
growth values. The Russell 1000 Growth Index is a trademark/service mark of the Frank     PERFORMANCE WOULD HAVE BEEN LOWER.
Russell Company. Russell--REGISTERED TRADEMARK-- is a trademark of the Frank Russell
Company.                                                                                  (1) Total annual operating expenses less
                                                                                              any contractual fee waivers and/or
   The LIPPER VUF LARGE-CAP GROWTH FUNDS INDEX is an equally weighted representation of       expense reimbursements by the advisor
the largest variable insurance underlying funds in the Lipper Large-Cap Growth Funds          in effect through at least April 30,
category. These funds typically have an above-average price-to-earnings ratio,                2010. See current prospectus for more
price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P         information.
500 Index.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of the peer group reflects fund expenses; performance of a market index does not.
=======================================================================================

THE PERFORMANCE OF THE FUND'SSERIES I        SHARES WAS 1.10% AND 1.35%,
AND SERIES II SHARE CLASSES WILL DIFFER      RESPECTIVELY. THE EXPENSE RATIOS PRESENTED
PRIMARILY DUE TO DIFFERENT CLASS EXPENSES.   ABOVE MAY VARY FROM THE EXPENSE RATIOS
                                             PRESENTED IN OTHER SECTIONS OF THIS REPORT
   THE PERFORMANCE DATA QUOTED REPRESENT     THAT ARE BASED ON EXPENSES INCURRED DURING
PAST PERFORMANCE AND CANNOT GUARANTEE        THE PERIOD COVERED BY THIS REPORT.
COMPARABLE FUTURE RESULTS; CURRENT
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE      AIM V.I. LARGE CAP GROWTH FUND, A
CONTACT YOUR VARIABLE PRODUCT ISSUER OR      SERIES PORTFOLIO OF AIM VARIABLE INSURANCE
FINANCIAL ADVISOR FOR THE MOST RECENT        FUNDS, IS CURRENTLY OFFERED THROUGH
MONTH-END VARIABLE PRODUCT PERFORMANCE.      INSURANCE COMPANIES ISSUING VARIABLE
PERFORMANCE FIGURES REFLECT FUND EXPENSES,   PRODUCTS. YOU CANNOT PURCHASE SHARES OF
REINVESTED DISTRIBUTIONS AND CHANGES IN      THE FUND DIRECTLY. PERFORMANCE FIGURES
NET ASSET VALUE. INVESTMENT RETURN AND       GIVEN REPRESENT THE FUND AND ARE NOT
PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU   INTENDED TO REFLECT ACTUAL VARIABLE
MAY HAVE A GAIN OR LOSS WHEN YOU SELL        PRODUCT VALUES. THEY DO NOT REFLECT SALES
SHARES.                                      CHARGES, EXPENSES AND FEES ASSESSED IN
                                             CONNECTION WITH A VARIABLE PRODUCT. SALES
   THE NET ANNUAL FUND OPERATING EXPENSE     CHARGES, EXPENSES AND FEES, WHICH ARE
RATIO SET FORTH IN THE MOST RECENT FUND      DETERMINED BY THE VARIABLE PRODUCT
PROSPECTUS AS OF THE DATE OF THIS REPORT     ISSUERS, WILL VARY AND WILL LOWER THE
FOR SERIES I AND SERIES II SHARES WAS        TOTAL RETURN.
1.01% AND 1.26%, RESPECTIVELY.(1) THE
TOTAL ANNUAL FUND OPERATING EXPENSE RATIO       THE MOST RECENT MONTH-END PERFORMANCE
SET FORTH IN THE MOST RECENT FUND            DATA AT THE FUND LEVEL, EXCLUDING VARIABLE
PROSPECTUS AS OF THE DATE OF THIS REPORT     PRODUCT CHARGES, IS AVAILABLE ON THE
FOR SERIES I AND SERIES II                   INVESCO AIM AUTOMATED INFORMATION LINE,
                                             866 702 4402.

AIM V.I. LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS(a)

June 30, 2009
(Unaudited)




                                                      SHARES       VALUE
---------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-97.53%

AEROSPACE & DEFENSE-6.99%

Goodrich Corp.                                        13,247    $   661,953
---------------------------------------------------------------------------
Lockheed Martin Corp.                                 37,636      3,035,343
---------------------------------------------------------------------------
United Technologies Corp.                             12,172        632,457
===========================================================================
                                                                  4,329,753
===========================================================================


APPAREL RETAIL-2.88%

Gap, Inc. (The)                                       36,152        592,893
---------------------------------------------------------------------------
Limited Brands, Inc.                                  50,846        608,627
---------------------------------------------------------------------------
Ross Stores, Inc.                                     15,072        581,779
===========================================================================
                                                                  1,783,299
===========================================================================


APPLICATION SOFTWARE-2.46%

Adobe Systems Inc.(b)                                 36,224      1,025,139
---------------------------------------------------------------------------
Intuit Inc.(b)                                        17,614        496,010
===========================================================================
                                                                  1,521,149
===========================================================================


ASSET MANAGEMENT & CUSTODY BANKS-1.01%

BlackRock, Inc.                                        3,584        628,705
===========================================================================


AUTOMOTIVE RETAIL-2.22%

AutoZone, Inc.(b)                                      9,081      1,372,230
===========================================================================


BIOTECHNOLOGY-5.71%

Amgen Inc.(b)                                         44,986      2,381,559
---------------------------------------------------------------------------
Gilead Sciences, Inc.(b)                              24,591      1,151,842
===========================================================================
                                                                  3,533,401
===========================================================================


COMMUNICATIONS EQUIPMENT-1.68%

Cisco Systems, Inc.(b)                                55,739      1,038,975
===========================================================================


COMPUTER HARDWARE-10.31%

Apple Inc.(b)                                         12,384      1,763,853
---------------------------------------------------------------------------
Hewlett-Packard Co.                                   80,694      3,118,823
---------------------------------------------------------------------------
International Business Machines Corp.                 14,364      1,499,889
===========================================================================
                                                                  6,382,565
===========================================================================


COMPUTER STORAGE & PERIPHERALS-1.17%

Western Digital Corp.(b)                              27,332        724,298
===========================================================================


CONSTRUCTION & ENGINEERING-3.59%

Fluor Corp.                                           24,751      1,269,479
---------------------------------------------------------------------------
URS Corp.(b)                                          19,229        952,220
===========================================================================
                                                                  2,221,699
===========================================================================


CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-0.78%

Joy Global Inc.                                       13,479        481,470
===========================================================================


DATA PROCESSING & OUTSOURCED SERVICES-0.97%

MasterCard, Inc.-Class A                               3,609        603,822
===========================================================================


DEPARTMENT STORES-1.94%

J.C.Penney Co., Inc.                                  22,351        641,697
---------------------------------------------------------------------------
Kohl's Corp.(b)                                       13,045        557,674
===========================================================================
                                                                  1,199,371
===========================================================================


DIVERSIFIED METALS & MINING-1.99%

BHP Billiton Ltd.-ADR (Australia)                     22,504      1,231,644
===========================================================================


EDUCATION SERVICES-1.64%

Apollo Group Inc.-Class A(b)                          14,297      1,016,803
===========================================================================


FERTILIZERS & AGRICULTURAL CHEMICALS-1.74%

Syngenta AG (Switzerland)                              4,651      1,079,615
===========================================================================


GENERAL MERCHANDISE STORES-0.97%

Target Corp.                                          15,305        604,088
===========================================================================


HEALTH CARE SERVICES-1.16%

Express Scripts, Inc.(b)                              10,467        719,606
===========================================================================


HEAVY ELECTRICAL EQUIPMENT-1.19%

ABB Ltd. (Switzerland)(b)                             46,884        736,892
===========================================================================


HOME IMPROVEMENT RETAIL-2.40%

Home Depot, Inc. (The)                                25,787        609,347
---------------------------------------------------------------------------
Sherwin-Williams Co. (The)                            16,324        877,415
===========================================================================
                                                                  1,486,762
===========================================================================


HYPERMARKETS & SUPER CENTERS-1.39%

Wal-Mart Stores, Inc.                                 17,735        859,083
===========================================================================


INTEGRATED OIL & GAS-3.92%

Marathon Oil Corp.                                    18,790        566,142
---------------------------------------------------------------------------
Occidental Petroleum Corp.                            28,333      1,864,595
===========================================================================
                                                                  2,430,737
===========================================================================


INTERNET SOFTWARE & SERVICES-2.65%

Google Inc.-Class A(b)                                 2,279        960,803
---------------------------------------------------------------------------
NetEase.com Inc.-ADR (China)(b)                       19,382        681,859
===========================================================================
                                                                  1,642,662
===========================================================================


INVESTMENT BANKING & BROKERAGE-3.12%

Goldman Sachs Group, Inc. (The)                        9,019      1,329,762
---------------------------------------------------------------------------
TD Ameritrade Holding Corp.(b)                        34,530        605,656
===========================================================================
                                                                  1,935,418
===========================================================================


IT CONSULTING & OTHER SERVICES-3.61%

Accenture Ltd.-Class A                                66,780      2,234,459
===========================================================================


LIFE & HEALTH INSURANCE-1.03%

Unum Group                                            40,112        636,176
===========================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. LARGE CAP GROWTH FUND

                                                      SHARES       VALUE
---------------------------------------------------------------------------
MANAGED HEALTH CARE-2.61%

UnitedHealth Group Inc.                               31,477    $   786,295
---------------------------------------------------------------------------
WellPoint Inc.(b)                                     16,349        832,001
===========================================================================
                                                                  1,618,296
===========================================================================


OIL & GAS DRILLING-1.97%

Diamond Offshore Drilling, Inc.                        7,306        606,764
---------------------------------------------------------------------------
ENSCO International Inc.                              17,575        612,840
===========================================================================
                                                                  1,219,604
===========================================================================


OIL & GAS EQUIPMENT & SERVICES-1.10%

National-Oilwell Varco Inc.(b)                        20,779        678,642
===========================================================================


PHARMACEUTICALS-2.71%

Abbott Laboratories                                   11,829        556,436
---------------------------------------------------------------------------
Johnson & Johnson                                     19,709      1,119,471
===========================================================================
                                                                  1,675,907
===========================================================================


PROPERTY & CASUALTY INSURANCE-1.68%

Chubb Corp. (The)                                     26,171      1,043,700
===========================================================================


RAILROADS-1.90%

Norfolk Southern Corp.                                14,113        531,637
---------------------------------------------------------------------------
Union Pacific Corp.                                   12,348        642,837
===========================================================================
                                                                  1,174,474
===========================================================================


RESTAURANTS-2.08%

Darden Restaurants, Inc.                              14,532        479,266
---------------------------------------------------------------------------
McDonald's Corp.                                      14,125        812,046
===========================================================================
                                                                  1,291,312
===========================================================================


SEMICONDUCTORS-3.78%

Marvell Technology Group Ltd.(b)                      58,061        675,830
---------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.-ADR
  (Taiwan)                                            60,394        568,308
---------------------------------------------------------------------------
Xilinx, Inc.                                          53,494      1,094,487
===========================================================================
                                                                  2,338,625
===========================================================================


SYSTEMS SOFTWARE-10.35%

BMC Software, Inc.(b)                                 40,859      1,380,626
---------------------------------------------------------------------------
Microsoft Corp.                                       85,535      2,033,167
---------------------------------------------------------------------------
Oracle Corp.                                          95,320      2,041,754
---------------------------------------------------------------------------
Symantec Corp.(b)                                     61,271        953,377
===========================================================================
                                                                  6,408,924
===========================================================================


WIRELESS TELECOMMUNICATION SERVICES-0.83%

America Movil S.A.B de C.V.-Series L-ADR (Mexico)     13,210        511,491
===========================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $59,352,505)                                        60,395,657
===========================================================================



MONEY MARKET FUNDS-2.62%

Liquid Assets Portfolio-Institutional Class(c)       811,426        811,426
---------------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)             811,426        811,426
===========================================================================
     Total Money Market Funds (Cost $1,622,852)                   1,622,852
===========================================================================
TOTAL INVESTMENTS-100.15% (Cost $60,975,357)                     62,018,509
===========================================================================
OTHER ASSETS LESS LIABILITIES-(0.15)%                               (91,479)
===========================================================================
NET ASSETS-100.00%                                              $61,927,030
___________________________________________________________________________
===========================================================================



Investment Abbreviations:

ADR  - American Depositary Receipt


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2009



-------------------------------------------------------------------------
Information Technology                                               37.0%
-------------------------------------------------------------------------
Industrials                                                          14.4
-------------------------------------------------------------------------
Consumer Discretionary                                               14.1
-------------------------------------------------------------------------
Health Care                                                          12.2
-------------------------------------------------------------------------
Energy                                                                7.0
-------------------------------------------------------------------------
Financials                                                            6.9
-------------------------------------------------------------------------
Materials                                                             3.7
-------------------------------------------------------------------------
Consumer Staples                                                      1.4
-------------------------------------------------------------------------
Telecommunication Services                                            0.8
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 2.5
_________________________________________________________________________
=========================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. LARGE CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $59,352,505)                            $ 60,395,657
--------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost        1,622,852
================================================================================
     Total investments, at value (Cost $60,975,357)                   62,018,509
================================================================================
Receivables for:
  Fund shares sold                                                           124
--------------------------------------------------------------------------------
  Dividends                                                               45,480
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans         19,559
================================================================================
     Total assets                                                     62,083,672
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                                                  51,119
--------------------------------------------------------------------------------
  Accrued fees to affiliates                                              35,491
--------------------------------------------------------------------------------
  Accrued other operating expenses                                        39,871
--------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                        30,161
================================================================================
     Total liabilities                                                   156,642
================================================================================
Net assets applicable to shares outstanding                         $ 61,927,030
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $ 79,591,076
--------------------------------------------------------------------------------
Undistributed net investment income                                      320,147
--------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (19,027,364)
--------------------------------------------------------------------------------
Unrealized appreciation                                                1,043,171
================================================================================
                                                                    $ 61,927,030
________________________________________________________________________________
================================================================================



NET ASSETS:

Series I                                                            $ 61,293,651
________________________________________________________________________________
================================================================================
Series II                                                           $    633,379
________________________________________________________________________________
================================================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Series I                                                               5,990,110
________________________________________________________________________________
================================================================================
Series II                                                                 62,507
________________________________________________________________________________
================================================================================
Series I:
  Net asset value per share                                         $      10.23
________________________________________________________________________________
================================================================================
Series II:
  Net asset value per share                                         $      10.13
________________________________________________________________________________
================================================================================




STATEMENT OF OPERATIONS

For the six months ended June 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding
  taxes of $4,629)                         $   437,205
------------------------------------------------------
Dividends from affiliated money market
  funds                                         12,391
======================================================
     Total investment income                   449,596
======================================================


EXPENSES:

Advisory fees                                  212,217
------------------------------------------------------
Administrative services fees                    98,355
------------------------------------------------------
Custodian fees                                   4,354
------------------------------------------------------
Distribution fees -- Series II                     820
------------------------------------------------------
Transfer agent fees                              5,044
------------------------------------------------------
Trustees' and officers' fees and
  benefits                                      11,162
------------------------------------------------------
Professional services fees                      20,021
------------------------------------------------------
Other                                            6,875
======================================================
     Total expenses                            358,848
======================================================
Less: Fees waived                              (51,856)
======================================================
     Net expenses                              306,992
======================================================
Net investment income                          142,604
======================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                     (3,910,478)
------------------------------------------------------
  Foreign currencies                            22,728
======================================================
                                            (3,887,750)
======================================================
Change in net unrealized appreciation
  of:
  Investment securities                      6,421,376
------------------------------------------------------
  Foreign currencies                               194
======================================================
                                             6,421,570
======================================================
Net realized and unrealized gain             2,533,820
======================================================
Net increase in net assets resulting
  from operations                          $ 2,676,424
______________________________________________________
======================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. LARGE CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2009 and the year ended December 31, 2008 (Unaudited)



                                                                             JUNE 30,     DECEMBER 31,
                                                                               2009           2008
------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $   142,604    $    221,020
------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                  (3,887,750)     (5,322,900)
------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                       6,421,570     (39,639,682)
======================================================================================================
     Net increase (decrease) in net assets resulting from operations         2,676,424     (44,741,562)
======================================================================================================
Distributions to shareholders from net investment income -- Series I                --         (10,393)
======================================================================================================
Share transactions-net:
  Series I                                                                  (4,018,351)    (22,100,762)
------------------------------------------------------------------------------------------------------
  Series II                                                                   (108,096)       (100,213)
======================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                         (4,126,447)    (22,200,975)
======================================================================================================
     Net increase (decrease) in net assets                                  (1,450,023)    (66,952,930)
======================================================================================================


NET ASSETS:

  Beginning of period                                                       63,377,053     130,329,983
======================================================================================================
  End of period (includes undistributed net investment income of
     $320,147 and $177,543, respectively)                                  $61,927,030    $ 63,377,053
______________________________________________________________________________________________________
======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Large Cap Growth Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-one separate portfolios, (each constituting a "Fund"). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

  The Fund's investment objective is long-term growth of capital.

  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products").

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.


AIM V.I. LARGE CAP GROWTH FUND

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, management monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are available for issuance. Such events and transactions are monitored through the date of the report of independent registered public accounting firm for audited periods and 45 days from the period end date for all other periods.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

J. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed,

AIM V.I. LARGE CAP GROWTH FUND
      realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The maximum risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.695%
-------------------------------------------------------------------
Next $250 million                                            0.67%
-------------------------------------------------------------------
Next $500 million                                            0.645%
-------------------------------------------------------------------
Next $1.5 billion                                            0.62%
-------------------------------------------------------------------
Next $2.5 billion                                            0.595%
-------------------------------------------------------------------
Next $2.5 billion                                            0.57%
-------------------------------------------------------------------
Next $2.5 billion                                            0.545%
-------------------------------------------------------------------
Over $10 billion                                             0.52%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.01% and Series II shares to 1.26% of average daily net assets, through at least April 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, the advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

  Further, the Advisor has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

  For the six months ended June 30, 2009, the Advisor waived advisory fees of $51,856.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2009, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco Aim for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2009, Invesco Aim was paid $24,795 for accounting and fund administrative services and reimbursed $73,560 for services provided by insurance companies.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2009, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.


AIM V.I. LARGE CAP GROWTH FUND

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                           LEVEL 1      LEVEL 2    LEVEL 3       TOTAL
-------------------------------------------------------------------------
Equity Securities        $62,018,509      $--        $--      $62,018,509
_________________________________________________________________________
=========================================================================



NOTE 4--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2009, the Fund paid legal fees of $1,502 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $11,925,246 of capital loss carryforward in the fiscal year ending December 31, 2009.


AIM V.I. LARGE CAP GROWTH FUND

  The Fund had a capital loss carryforward as of December 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
December 31, 2009                                                                  $ 3,427,095
-----------------------------------------------------------------------------------------------
December 31, 2010                                                                    3,544,700
-----------------------------------------------------------------------------------------------
December 31, 2013                                                                       10,284
-----------------------------------------------------------------------------------------------
December 31, 2014                                                                    1,757,332
-----------------------------------------------------------------------------------------------
December 31, 2016                                                                    3,185,835
===============================================================================================
Total capital loss carryforward                                                    $11,925,246
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2009 was $19,360,540 and $22,491,828, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                           $ 5,241,337
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                          (5,177,403)
================================================================================================
Net unrealized appreciation of investment securities                                 $    63,934
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $61,954,575.


NOTE 8--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   JUNE 30, 2009(a)               DECEMBER 31, 2008
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                      878,734     $  8,226,823        671,040     $  8,675,551
------------------------------------------------------------------------------------------------------------------------
  Series II                                                          99              878          6,894           71,952
========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                           --               --          1,089           10,393
========================================================================================================================
Reacquired:
  Series I                                                   (1,294,446)     (12,245,174)    (2,408,114)     (30,786,706)
------------------------------------------------------------------------------------------------------------------------
  Series II                                                     (11,000)        (108,974)       (13,392)        (172,165)
========================================================================================================================
     Net increase (decrease) in share activity                 (426,613)    $ (4,126,447)    (1,742,483)    $(22,200,975)
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 88% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


AIM V.I. LARGE CAP GROWTH FUND

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET      NET     ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,   INVESTMENT      (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING    INCOME     REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD    (LOSS)     UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
SERIES I
Six months ended 06/30/09    $ 9.78     $ 0.02(c)     $ 0.43       $ 0.45      $   --        $   --         $   --       $10.23
Year ended 12/31/08           15.85       0.03(c)      (6.10)       (6.07)      (0.00)           --          (0.00)        9.78
Year ended 12/31/07           13.71       0.02          2.13         2.15       (0.01)           --          (0.01)       15.85
Year ended 12/31/06           12.71       0.02          1.00         1.02       (0.02)           --          (0.02)       13.71
Year ended 12/31/05           11.86      (0.01)(c)      0.88         0.87          --         (0.02)         (0.02)       12.71
Year ended 12/31/04           10.90      (0.04)(e)      1.03         0.99          --         (0.03)         (0.03)       11.86
---------------------------------------------------------------------------------------------------------------------------------
SERIES II
Six months ended 06/30/09      9.70       0.01(c)       0.42         0.43          --            --             --        10.13
Year ended 12/31/08           15.75       0.00(c)      (6.05)       (6.05)         --            --             --         9.70
Year ended 12/31/07           13.66      (0.04)         2.13         2.09          --            --             --        15.75
Year ended 12/31/06           12.67      (0.01)         1.00         0.99          --            --             --        13.66
Year ended 12/31/05           11.84      (0.03)(c)      0.88         0.85          --         (0.02)         (0.02)       12.67
Year ended 12/31/04           10.90      (0.06)(e)      1.03         0.97          --         (0.03)         (0.03)       11.84
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                          RATIO OF          RATIO OF
                                                          EXPENSES          EXPENSES
                                                         TO AVERAGE      TO AVERAGE NET   RATIO OF NET
                                                         NET ASSETS      ASSETS WITHOUT    INVESTMENT
                                        NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS    INCOME (LOSS)
                             TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES    TO AVERAGE    PORTFOLIO
                           RETURN(a)  (000S OMITTED)      ABSORBED          ABSORBED       NET ASSETS   TURNOVER(b)
-------------------------------------------------------------------------------------------------------------------
SERIES I
Six months ended 06/30/09      4.60%     $ 61,294           1.00%(d)          1.17%(d)        0.47%(d)       33%
Year ended 12/31/08          (38.29)       62,665           1.01              1.10            0.23           41
Year ended 12/31/07           15.64       129,071           1.01              1.08            0.11           58
Year ended 12/31/06            8.05       120,825           1.02              1.23            0.06           76
Year ended 12/31/05            7.30         4,352           1.13              7.30           (0.06)          99
Year ended 12/31/04            9.08           596           1.33              9.88           (0.35)(e)      104
-------------------------------------------------------------------------------------------------------------------
SERIES II
Six months ended 06/30/09      4.43           633           1.25(d)           1.42(d)         0.22(d)        33
Year ended 12/31/08          (38.41)          712           1.26              1.35           (0.02)          41
Year ended 12/31/07           15.30         1,259           1.26              1.33           (0.14)          58
Year ended 12/31/06            7.81         1,949           1.27              1.48           (0.19)          76
Year ended 12/31/05            7.15           636           1.33              7.55           (0.26)          99
Year ended 12/31/04            8.89           594           1.48             10.13           (0.50)(e)      104
___________________________________________________________________________________________________________________
===================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)  Calculated using average shares outstanding.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $60,914 and $662 for Series I and Series II shares, respectively.
(e) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.06) and (0.51)% and $(0.08) and (0.66)% for Series I and Series II shares, respectively.


AIM V.I. LARGE CAP GROWTH FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
    Series I        $1,000.00      $1,046.00       $5.07       $1,019.84       $5.01        1.00%
---------------------------------------------------------------------------------------------------
    Series II        1,000.00       1,044.30        6.34        1,018.60        6.26        1.25
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009 through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM V.I. LARGE CAP GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the Board) of            In addition to their meetings             was controlling. Each Trustee may have
AIM Variable Insurance Funds is required     throughout the year, the Sub-Committees      evaluated the information provided
under the Investment Company Act of 1940     meet at designated contract renewal          differently from another Trustee and
to approve annually the renewal of the AIM   meetings each year to conduct an in-depth    attributed different weight to the various
V.I. Large Cap Growth Fund (the Fund)        review of the performance, fees, expenses    factors. The Trustees recognized that the
investment advisory agreement with Invesco   and other matters related to their           advisory arrangements and resulting
Aim Advisors, Inc. (Invesco Aim) and the     assigned funds. During the contract          advisory fees for the Fund and the other
Master Intergroup Sub-Advisory Contract      renewal process, the Trustees receive        AIM Funds are the result of years of
for Mutual Funds (the sub-advisory           comparative performance and fee data         review and negotiation between the
contracts) with Invesco Asset Management     regarding the AIM Funds prepared by an       Trustees and Invesco Aim, that the
Deutschland GmbH, Invesco Asset Management   independent company, Lipper, Inc.            Trustees may focus to a greater extent on
Limited, Invesco Asset Management (Japan)    (Lipper), under the direction and            certain aspects of these arrangements in
Limited, Invesco Australia Limited,          supervision of the Senior Officer who also   some years than in others, and that the
Invesco Global Asset Management (N.A.),      prepares a separate analysis of this         Trustees' deliberations and conclusions in
Inc., Invesco Hong Kong Limited, Invesco     information for the Trustees. Each           a particular year may be based in part on
Institutional (N.A.), Inc., Invesco Senior   Sub-Committee then makes recommendations     their deliberations and conclusions
Secured Management, Inc. and Invesco         to the Investments Committee regarding the   regarding these same arrangements
Trimark Ltd. (collectively, the Affiliated   fees and expenses of their assigned funds.   throughout the year and in prior years.
Sub-Advisers). During contract renewal       The Investments Committee considers each
meetings held on June 16-17, 2009, the       Sub-Committee's recommendations and makes       The discussion below serves as a
Board as a whole, and the disinterested or   its own recommendations regarding the fees   summary of the Senior Officer's
"independent" Trustees voting separately,    and expenses of the AIM Funds to the full    independent written evaluation with
approved the continuance of the Fund's       Board. The Investments Committee also        respect to the Fund's investment advisory
investment advisory agreement and the        considers each Sub-Committee's               agreement as well as a discussion of the
sub-advisory contracts for another year,     recommendations in making its annual         material factors and related conclusions
effective July 1, 2009. In doing so, the     recommendation to the Board whether to       that formed the basis for the Board's
Board determined that the Fund's             approve the continuance of each AIM Fund's   approval of the Fund's investment advisory
investment advisory agreement and the        investment advisory agreement and            agreement and sub-advisory contracts.
sub-advisory contracts are in the best       sub-advisory contracts for another year.     Unless otherwise stated, information set
interests of the Fund and its shareholders                                                forth below is as of June 17, 2009, and
and that the compensation to Invesco Aim        The independent Trustees met separately   does not reflect any changes that may have
and the Affiliated Sub-Advisers under the    during their evaluation of the Fund's        occurred since that date, including but
Fund's investment advisory agreement and     investment advisory agreement and            not limited to changes to the Fund's
sub-advisory contracts is fair and           sub-advisory contracts with independent      performance, advisory fees, expense
reasonable.                                  legal counsel. The independent Trustees      limitations and/or fee waivers.
                                             were also assisted in their annual
THE BOARD'S FUND EVALUATION PROCESS          evaluation of the Fund's investment          FACTORS AND CONCLUSIONS AND SUMMARY OF
                                             advisory agreement by the Senior Officer.    INDEPENDENT WRITTEN FEE EVALUATION
The Board's Investments Committee has        One responsibility of the Senior Officer
established three Sub-Committees that are    is to manage the process by which the AIM       A. Nature, Extent and Quality of
responsible for overseeing the management    Funds' proposed management fees are                Services Provided by Invesco Aim
of a number of the series portfolios of      negotiated during the annual contract
the AIM Funds. This Sub-Committee            renewal process to ensure that they are      The Board reviewed the advisory
structure permits the Trustees to focus on   negotiated in a manner that is at arms'      services provided to the Fund by Invesco
the performance of the AIM Funds that have   length and reasonable. Accordingly, the      Aim under the Fund's investment advisory
been assigned to them. The Sub-Committees    Senior Officer must either supervise a       agreement, the performance of Invesco Aim
meet throughout the year to review the       competitive bidding process or prepare an    in providing these services, and the
performance of their assigned funds, and     independent written evaluation. The Senior   credentials and experience of the officers
the Sub-Committees review monthly and        Officer recommended that an independent      and employees of Invesco Aim who provide
quarterly comparative performance            written evaluation be provided and, at the   these services. The Board's review of the
information and periodic asset flow data     direction of the Board, prepared an          qualifications of Invesco Aim to provide
for their assigned funds. These materials    independent written evaluation.              these services included the Board's
are prepared under the direction and                                                      consideration of Invesco Aim's portfolio
supervision of the independent Senior           During the annual contract renewal        and product review process, various back
Officer, an officer of the AIM Funds who     process, the Board considered the factors    office support functions provided by
reports directly to the independent          discussed below in evaluating the fairness   Invesco Aim and its affiliates, and
Trustees. Over the course of each year,      and reasonableness of the Fund's             Invesco Aim's equity and fixed income
the Sub-Committees meet with portfolio       investment advisory agreement and            trading operations. The Board concluded
managers for their assigned funds and        sub-advisory contracts. The Board            that the nature, extent and quality of the
other members of management and review       considered all of the information provided   advisory services provided to the Fund by
with these individuals the performance,      to them, including information provided at   Invesco Aim are appropriate and that
investment objective(s), policies,           their meetings throughout the year as part   Invesco Aim currently is providing
strategies and limitations of these funds.   of their ongoing oversight of the Fund,      satisfactory advisory services in
                                             and did not identify any particular factor   accordance with the terms of the Fund's
                                             that                                         investment advisory agreement. In
                                                                                          addition, based on their

AIM V.I. LARGE CAP GROWTH FUND                                                                                             continued

ongoing meetings throughout the year         advisory agreement. The Board did not        advisory fee rates of other domestic
with the Fund's portfolio manager or         view fund performance as a relevant factor   clients of Invesco Aim and its affiliates
managers, the Board concluded that these     in considering whether to approve the        with investment strategies comparable to
individuals are competent and able to        sub-advisory contracts for the Fund, as no   those of the Fund, including one mutual
continue to carry out their                  Affiliated Sub-Adviser currently manages     fund advised by Invesco Aim and two mutual
responsibilities under the Fund's            assets of the Fund.                          funds sub-advised by an Invesco Aim
investment advisory agreement.                                                            affiliate. The Board noted that the Fund's
                                                The Board compared the Fund's             rate was: (i) above the effective fee rate
   In determining whether to continue the    performance during the past one, three and   for the mutual fund advised by Invesco
Fund's investment advisory agreement, the    five calendar years to the performance of    Aim; and (ii) above the sub-adviser
Board considered the prior relationship      all funds in the Lipper performance          effective fee rates for the domestic
between Invesco Aim and the Fund, as well    universe that are not managed by Invesco     mutual funds sub-advised by an Invesco Aim
as the Board's knowledge of Invesco Aim's    Aim or an Affiliated Sub-Adviser and         affiliate.
operations, and concluded that it is         against the Lipper VA Underlying Funds -
beneficial to maintain the current           Large Cap Growth Index. The Board noted         Additionally, the Board compared the
relationship, in part, because of such       that the Fund's performance was in the       Fund's effective fee rate to the effective
knowledge. The Board also considered the     first quintile of its performance universe   fee rates paid by several separately
steps that Invesco Aim and its affiliates    for the one, three and five year periods     managed accounts/wrap accounts advised by
continue to take to improve the quality      (the first quintile being the best           Invesco Aim affiliates. The Board noted
and efficiency of the services they          performing funds and the fifth quintile      that the Fund's rate was above the rates
provide to the AIM Funds in the areas of     being the worst performing funds). The       for the separately managed accounts/wrap
investment performance, product line         Board noted that the Fund's performance      accounts. The Board considered that
diversification, distribution, fund          was above the performance of the Index for   management of the separately managed
operations, shareholder services and         the one, three and five year periods.        accounts/wrap accounts by the Invesco Aim
compliance. The Board concluded that the     Although the independent written             affiliates involves different levels of
quality and efficiency of the services       evaluation of the Fund's Senior Officer      services and different operational and
Invesco Aim and its affiliates provide to    only considered Fund performance through     regulatory requirements than Invesco Aim's
the AIM Funds in each of these areas         the most recent calendar year, the Board     management of the Fund. The Board
support the Board's approval of the          also reviewed more recent Fund performance   concluded that these differences are
continuance of the Fund's investment         and this review did not change their         appropriately reflected in the fee
advisory agreement.                          conclusions. The Board noted that, in        structure for the Fund.
                                             response to the Board's focus on fund
   B. Nature, Extent and Quality of          performance, Invesco Aim has taken a            The Board noted that Invesco Aim has
      Services Provided by Affiliated        number of actions intended to improve the    contractually agreed to waive fees and/or
      Sub-Advisers                           investment process for the funds.            limit expenses of the Fund through at
                                                                                          least April 30, 2010 in an amount
The Board reviewed the services                 D. Advisory and Sub-Advisory Fees and     necessary to limit total annual operating
provided by the Affiliated Sub-Advisers            Fee Waivers                            expenses to a specified percentage of
under the sub-advisory contracts and the                                                  average daily net assets for each class of
credentials and experience of the officers   The Board compared the Fund's                the Fund. The Board also considered the
and employees of the Affiliated              contractual advisory fee rate to the         effect this expense limitation would have
Sub-Advisers who provide these services.     contractual advisory fee rates of funds in   on the Fund's estimated total expenses.
The Board concluded that the nature,         the Fund's Lipper expense group that are
extent and quality of the services           not managed by Invesco Aim or an                The Board also considered the services
provided by the Affiliated Sub-Advisers      Affiliated Sub-Adviser, at a common asset    provided by the Affiliated Sub-Advisers
are appropriate. The Board noted that the    level. The Board noted that the Fund's       pursuant to the sub-advisory contracts and
Affiliated Sub-Advisers, which have          contractual advisory fee rate was below      the services provided by Invesco Aim
offices and personnel that are               the median contractual advisory fee rate     pursuant to the Fund's advisory agreement,
geographically dispersed in financial        of funds in its expense group. The Board     as well as the allocation of fees between
centers around the world, can provide        also reviewed the methodology used by        Invesco Aim and the Affiliated
research and other information and make      Lipper in determining contractual fee        Sub-Advisers pursuant to the sub-advisory
recommendations on the markets and           rates, which includes using audited          contracts. The Board noted that the
economies of various countries and           financial data from the most recent annual   sub-advisory fees have no direct effect on
securities of companies located in such      report of each fund in the expense group     the Fund or its shareholders, as they are
countries or on various types of             that was publicly available as of the end    paid by Invesco Aim to the Affiliated
investments and investment techniques. The   of the past calendar year. The Board noted   Sub-Advisers, and that Invesco Aim and the
Board concluded that the sub-advisory        that some comparative data was at least      Affiliated Sub-Advisers are affiliates.
contracts benefit the Fund and its           one year old and did not reflect the
shareholders by permitting Invesco Aim to    market downturn that occurred in the            After taking account of the Fund's
utilize the additional resources and         fourth quarter of 2008.                      contractual advisory fee rate, the
talent of the Affiliated Sub-Advisers in                                                  contractual sub-advisory fee rate, the
managing the Fund.                              The Board also compared the Fund's        comparative advisory fee information and
                                             effective fee rate (the advisory fee after   the expense limitation discussed above and
   C. Fund Performance                       any advisory fee waivers and before any      other relevant factors, the Board
                                             expense limitations/waivers) to the          concluded that the Fund's advisory and
The Board considered fund performance                                                     sub-advisory fees are fair and reasonable.
as a relevant factor in considering
whether to approve the investment

AIM V.I. LARGE CAP GROWTH FUND                                                                                             continued

   E. Economies of Scale and Breakpoints     Board also considered whether each           investments, although Invesco Aim has
                                             Affiliated Sub-Adviser is financially        contractually agreed to waive through at
The Board considered the extent to           sound and has the resources necessary to     least June 30, 2010, the advisory fees
which there are economies of scale in the    perform its obligations under the            payable by the Fund in an amount equal to
provision of advisory services to the        sub-advisory contracts, and concluded that   100% of the net advisory fee Invesco Aim
Fund. The Board also considered whether      each Affiliated Sub-Adviser has the          receives from the affiliated money market
the Fund benefits from such economies of     financial resources necessary to fulfill     funds with respect to the Fund's
scale through contractual breakpoints in     these obligations.                           investment in the affiliated money market
the Fund's advisory fee schedule. The                                                     funds of uninvested cash, but not cash
Board noted that the Fund's contractual         G. Collateral Benefits to Invesco Aim     collateral. The Board concluded that the
advisory fee schedule includes seven               and its Affiliates                     Fund's investment of uninvested cash and
breakpoints, but that due to the Fund's                                                   cash collateral from any securities
asset level at the end of the past           The Board considered various other           lending arrangements in the affiliated
calendar year, the Fund is not currently     benefits received by Invesco Aim and its     money market funds is in the best
benefiting from the breakpoints. The Board   affiliates resulting from Invesco Aim's      interests of the Fund and its
concluded that the Fund's advisory fees      relationship with the Fund, including the    shareholders.
would appropriately reflect economies of     fees received by Invesco Aim and its
scale at higher asset levels. The Board      affiliates for their provision of
also noted that the Fund shares directly     administrative, transfer agency and
in economies of scale through lower fees     distribution services to the Fund. The
charged by third party service providers     Board considered the performance of
based on the combined size of all of the     Invesco Aim and its affiliates in
AIM Funds and affiliates.                    providing these services and the
                                             organizational structure employed by
   F. Profitability and Financial            Invesco Aim and its affiliates to provide
      Resources                              these services. The Board also considered
                                             that these services are provided to the
The Board reviewed information from          Fund pursuant to written contracts that
Invesco Aim concerning the costs of the      are reviewed and approved on an annual
advisory and other services that Invesco     basis by the Board. The Board concluded
Aim and its affiliates provide to the Fund   that Invesco Aim and its affiliates are
and the profitability of Invesco Aim and     providing these services in a satisfactory
its affiliates in providing these            manner and in accordance with the terms of
services. The Board also reviewed            their contracts, and are qualified to
information concerning the financial         continue to provide these services to the
condition of Invesco Aim and its             Fund.
affiliates. The Board reviewed with
Invesco Aim the methodology used to             The Board considered the benefits
prepare the profitability information. The   realized by Invesco Aim and the Affiliated
Board considered the overall profitability   Sub-Advisers as a result of portfolio
of Invesco Ltd., the ultimate parent of      brokerage transactions executed through
Invesco Aim and the Affiliated               "soft dollar" arrangements. The Board
Sub-Advisers, and of Invesco Aim, as well    noted that soft dollar arrangements shift
as the profitability of Invesco Aim in       the payment obligation for research and
connection with managing the Fund. The       execution services from Invesco Aim and
Board noted that Invesco Aim continues to    the Affiliated Sub-Advisers to the funds
operate at a net profit, although the        and therefore may reduce Invesco Aim's and
reduction of assets under management as a    the Affiliated Sub-Advisers' expenses. The
result of market movements and the           Board concluded that Invesco Aim's and the
increase in voluntary fee waivers for        Affiliated Sub-Advisers' soft dollar
affiliated money market funds have reduced   arrangements are appropriate. The Board
the profitability of Invesco Aim and its     also concluded that, based on their review
affiliates. The Board concluded that the     and representations made by the Chief
Fund's fees are fair and reasonable, and     Compliance Officer of Invesco Aim, these
that the level of profits realized by        arrangements are consistent with
Invesco Aim and its affiliates from          regulatory requirements.
providing services to the Fund is not
excessive in light of the nature, quality       The Board considered the fact that the
and extent of the services provided. The     Fund's uninvested cash and cash collateral
Board considered whether Invesco Aim is      from any securities lending arrangements
financially sound and has the resources      may be invested in money market funds
necessary to perform its obligations under   advised by Invesco Aim pursuant to
the Fund's investment advisory agreement,    procedures approved by the Board. The
and concluded that Invesco Aim has the       Board noted that Invesco Aim will receive
financial resources necessary to fulfill     advisory fees from these affiliated money
these obligations. The                       market funds attributable to such

AIM V.I. LARGE CAP GROWTH FUND

[INVESCO AIM LOGO]             AIM V.I. LEISURE FUND
 --SERVICE MARK--              Semiannual Report to Shareholders o June 30, 2009

                                                              [MOUNTAIN GRAPHIC]

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC
Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products")
that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco Aim Web site,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site,
sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital
Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. will be merged into
Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN
MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

Invesco Aim Distributors, Inc.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================   ==========================================
PERFORMANCE SUMMARY                                                                       AVERAGE ANNUAL TOTAL RETURNS
                                                                                          As of 6/30/09
FUND VS. INDEXES
                                                                                          SERIES I SHARES
Cumulative total returns, 12/31/08 to 6/30/09, excluding variable product issuer          Inception (4/30/02)                 -1.03%
charges. If variable product issuer charges were included, returns would be lower.         5 Years                            -3.55
                                                                                           1 Year                            -27.17
Series I Shares                                                                   7.37%
Series II Shares                                                                  7.17    SERIES II SHARES
S&P 500 Index(Triangle) (Broad Market/Style-Specific Index)                       3.19    Inception                           -1.28%
                                                                                           5 Years                            -3.79
(Triangle) Lipper Inc.                                                                     1 Year                            -27.43
                                                                                          ==========================================
The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index
covering all major areas of the U.S. economy. It is not the 500 largest companies, but       HAD THE ADVISOR NOT WAIVED FEES AND/OR
rather the most widely held 500 companies chosen with respect to market size,             REIMBURSED EXPENSES, PERFORMANCE WOULD
liquidity, and their industry.                                                            HAVE BEEN LOWER.

   The Fund is not managed to track the performance of any particular index, including    (1) Total annual operating expenses less
the index defined here, and consequently, the performance of the Fund may deviate             any contractual fee waivers and/or
significantly from the performance of the index.                                              expense reimbursements by the advisor
                                                                                              in effect through at least April 30,
   A direct investment cannot be made in an index. Unless otherwise indicated, index          2010. See current prospectus for more
results include reinvested dividends, and they do not reflect sales charges.                  information.
Performance of the peer group reflects fund expenses; performance of a market index
does not.                                                                                 (2) Total annual operating expenses less
=======================================================================================       contractual advisory fee waivers by
                                                                                              the advisor in effect through at least
SERIES II SHARES' INCEPTION DATE IS          TIVELY.(1, 2) THE TOTAL ANNUAL FUND              June 30, 2010. See current prospectus
APRIL 30, 2004. RETURNS SINCE THAT DATE      OPERATING EXPENSE RATIO SET FORTH IN THE         for more information.
ARE HISTORICAL. ALL OTHER RETURNS ARE THE    MOST RECENT FUND PROSPECTUS AS OF THE DATE
BLENDED RETURNS OF THE HISTORICAL            OF THIS REPORT FOR SERIES I AND SERIES II
PERFORMANCE OF SERIES II SHARES SINCE        SHARES WAS 1.45% AND 1.70%, RESPECTIVELY.
THEIR INCEPTION AND THE RESTATED             THE EXPENSE RATIOS PRESENTED ABOVE MAY
HISTORICAL PERFORMANCE OF SERIES I SHARES    VARY FROM THE EXPENSE RATIOS PRESENTED IN
(FOR PERIODS PRIOR TO INCEPTION OF SERIES    OTHER SECTIONS OF THIS REPORT THAT ARE
II SHARES) ADJUSTED TO REFLECT THE RULE      BASED ON EXPENSES INCURRED DURING THE
12B-1 FEES APPLICABLE TO THE SERIES II       PERIOD COVERED BY THIS REPORT.
SHARES. THE INCEPTION DATE OF SERIES I
SHARES IS APRIL 30, 2002.                       AIM V.I. LEISURE FUND, A SERIES
                                             PORTFOLIO OF AIM VARIABLE INSURANCE FUNDS,
   THE PERFORMANCE OF THE FUND'S SERIES I    IS CURRENTLY OFFERED THROUGH INSURANCE
AND SERIES II SHARE CLASSES WILL DIFFER      COMPANIES ISSUING VARIABLE PRODUCTS. YOU
PRIMARILY DUE TO DIFFERENT CLASS EXPENSES.   CANNOT PURCHASE SHARES OF THE FUND
                                             DIRECTLY. PERFORMANCE FIGURES GIVEN
   THE PERFORMANCE DATA QUOTED REPRESENT     REPRESENT THE FUND AND ARE NOT INTENDED TO
PAST PERFORMANCE AND CANNOT GUARANTEE        REFLECT ACTUAL VARIABLE PRODUCT VALUES.
COMPARABLE FUTURE RESULTS; CURRENT           THEY DO NOT REFLECT SALES CHARGES,
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   EXPENSES AND FEES ASSESSED IN CONNECTION
CONTACT YOUR VARIABLE PRODUCT ISSUER OR      WITH A VARIABLE PRODUCT. SALES CHARGES,
FINANCIAL ADVISOR FOR THE MOST RECENT        EXPENSES AND FEES, WHICH ARE DETERMINED BY
MONTH-END VARIABLE PRODUCT PERFORMANCE.      THE VARIABLE PRODUCT ISSUERS, WILL VARY
PERFORMANCE FIGURES REFLECT FUND EXPENSES,   AND WILL LOWER THE TOTAL RETURN.
REINVESTED DISTRIBUTIONS AND CHANGES IN
NET ASSET VALUE. INVESTMENT RETURN AND          THE MOST RECENT MONTH-END PERFORMANCE
PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU   DATA AT THE FUND LEVEL, EXCLUDING VARIABLE
MAY HAVE A GAIN OR LOSS WHEN YOU SELL        PRODUCT CHARGES, IS AVAILABLE ON THE
SHARES.                                      INVESCO AIM AUTOMATED INFORMATION LINE,
                                             866 702 4402. AS MENTIONED ABOVE, FOR THE
   THE NET ANNUAL FUND OPERATING EXPENSE     MOST RECENT MONTH-END PERFORMANCE
RATIO SET FORTH IN THE MOST RECENT FUND      INCLUDING VARIABLE PRODUCT CHARGES, PLEASE
PROSPECTUS AS OF THE DATE OF THIS REPORT     CONTACT YOUR VARIABLE PRODUCT ISSUER OR
FOR SERIES I AND SERIES II SHARES WAS        FINANCIAL ADVISOR.
1.02% AND 1.27%, RESPEC-

AIM V.I. LEISURE FUND

SCHEDULE OF INVESTMENTS(a)

June 30, 2009
(Unaudited)




                                                       SHARES        VALUE
-----------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-95.32%

ADVERTISING-5.81%

Omnicom Group Inc.                                      21,819    $   689,044
-----------------------------------------------------------------------------
WPP PLC (United Kingdom)                                51,854        344,823
=============================================================================
                                                                    1,033,867
=============================================================================


APPAREL RETAIL-2.64%

Abercrombie & Fitch Co.-Class A(b)                       9,851        250,117
-----------------------------------------------------------------------------
Hot Topic, Inc.(c)                                      29,890        218,496
=============================================================================
                                                                      468,613
=============================================================================


APPAREL, ACCESSORIES & LUXURY GOODS-7.61%

Carter's, Inc.(c)                                        7,375        181,499
-----------------------------------------------------------------------------
Coach, Inc.                                             14,298        384,330
-----------------------------------------------------------------------------
Hanesbrands, Inc.(b)(c)                                 25,821        387,573
-----------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                  7,475        400,212
=============================================================================
                                                                    1,353,614
=============================================================================


BREWERS-7.02%

Anheuser-Busch InBev N.V. (Belgium)                     12,992        470,177
-----------------------------------------------------------------------------
Anheuser-Busch InBev N.V.-Ctfs. (Belgium)(c)             3,040             13
-----------------------------------------------------------------------------
Companhia de Bebidas das Americas-ADR (Brazil)(b)        6,933        367,795
-----------------------------------------------------------------------------
Heineken N.V. (Netherlands)                             11,048        410,332
=============================================================================
                                                                    1,248,317
=============================================================================


CABLE & SATELLITE-10.62%

Cablevision Systems Corp.-Class A                       20,171        391,519
-----------------------------------------------------------------------------
Comcast Corp.-Class A(b)                                52,510        760,870
-----------------------------------------------------------------------------
Liberty Media Corp.-Entertainment-Series
  A-Tracking Stock(c)                                   12,720        340,260
-----------------------------------------------------------------------------
Scripps Networks Interactive, Inc.-Class A              14,263        396,939
=============================================================================
                                                                    1,889,588
=============================================================================


CASINOS & GAMING-3.03%

International Game Technology                           22,737        361,518
-----------------------------------------------------------------------------
Penn National Gaming, Inc.(c)                            6,080        176,989
=============================================================================
                                                                      538,507
=============================================================================


COMPUTER & ELECTRONICS RETAIL-3.65%

Best Buy Co., Inc.                                      14,561        487,648
-----------------------------------------------------------------------------
GameStop Corp.-Class A(c)                                7,299        160,651
=============================================================================
                                                                      648,299
=============================================================================


DEPARTMENT STORES-3.14%

Kohl's Corp.(c)                                          7,482        319,855
-----------------------------------------------------------------------------
Nordstrom, Inc.(b)                                      12,022        239,118
=============================================================================
                                                                      558,973
=============================================================================


DISTILLERS & VINTNERS-3.20%

Diageo PLC (United Kingdom)                             39,646        569,249
=============================================================================


FOOTWEAR-1.69%

NIKE, Inc.-Class B                                       5,793        299,961
=============================================================================


GENERAL MERCHANDISE STORES-2.63%

Family Dollar Stores, Inc.                               6,439        182,224
-----------------------------------------------------------------------------
Target Corp.                                             7,236        285,605
=============================================================================
                                                                      467,829
=============================================================================


HOME ENTERTAINMENT SOFTWARE-0.93%

Nintendo Co., Ltd. (Japan)                                 603        165,931
=============================================================================


HOME IMPROVEMENT RETAIL-2.03%

Home Depot, Inc. (The)                                  15,312        361,822
=============================================================================


HOTELS, RESORTS & CRUISE LINES-4.21%

Choice Hotels International, Inc.                       10,555        280,869
-----------------------------------------------------------------------------
Marriott International, Inc.-Class A(b)                 16,205        357,635
-----------------------------------------------------------------------------
Regal Hotels International Holdings Ltd. (Hong
  Kong)                                                413,800        109,705
=============================================================================
                                                                      748,209
=============================================================================


HYPERMARKETS & SUPER CENTERS-1.33%

Wal-Mart Stores, Inc.                                    4,884        236,581
=============================================================================


INTERNET SOFTWARE & SERVICES-3.17%

Google Inc.-Class A(c)                                   1,339        564,509
=============================================================================


MOVIES & ENTERTAINMENT-13.06%

News Corp.-Class A                                      49,734        453,077
-----------------------------------------------------------------------------
Time Warner Inc.                                        16,792        422,990
-----------------------------------------------------------------------------
Viacom Inc.-Class A(c)                                   7,241        173,639
-----------------------------------------------------------------------------
Viacom Inc.-Class B(b)(c)                                9,971        226,342
-----------------------------------------------------------------------------
Walt Disney Co. (The)                                   44,878      1,047,004
=============================================================================
                                                                    2,323,052
=============================================================================


RESTAURANTS-10.77%

Brinker International, Inc.                             20,878        355,553
-----------------------------------------------------------------------------
Darden Restaurants, Inc.                                11,840        390,483
-----------------------------------------------------------------------------
Jack in the Box Inc.(c)                                 14,002        314,345
-----------------------------------------------------------------------------
McDonald's Corp.                                         9,435        542,418
-----------------------------------------------------------------------------
Yum! Brands, Inc.                                        9,356        311,929
=============================================================================
                                                                    1,914,728
=============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. LEISURE FUND

                                                       SHARES        VALUE
-----------------------------------------------------------------------------
SOFT DRINKS-6.03%

Coca-Cola Co. (The)                                      5,885    $   282,421
-----------------------------------------------------------------------------
Coca-Cola Femsa, S.A.B. de C.V.-ADR (Mexico)             4,835        193,980
-----------------------------------------------------------------------------
PepsiCo, Inc.                                           10,843        595,932
=============================================================================
                                                                    1,072,333
=============================================================================


SPECIALTY STORES-2.00%

PetSmart, Inc.                                          16,558        355,335
=============================================================================


TOBACCO-0.75%

British American Tobacco PLC (United Kingdom)            4,824        133,241
=============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $17,875,019)                                          16,952,558
=============================================================================



MONEY MARKET FUNDS-4.66%

Liquid Assets Portfolio-Institutional Class(d)         414,150        414,150
-----------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)               414,150        414,150
=============================================================================
     Total Money Market Funds (Cost $828,300)                         828,300
=============================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-99.98% (Cost $18,703,319)                                  17,780,858
=============================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-9.85%

Liquid Assets Portfolio-Institutional Class (Cost
  $1,752,115)(d)(e)                                  1,752,115      1,752,115
=============================================================================
TOTAL INVESTMENTS-109.83% (Cost $20,455,434)                       19,532,973
=============================================================================
OTHER ASSETS LESS LIABILITIES-(9.83)%                              (1,747,961)
=============================================================================
NET ASSETS-100.00%                                                $17,785,012
_____________________________________________________________________________
=============================================================================



Investment Abbreviations:

ADR    - American Depositary Receipt
Ctfs.  - Certificates


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   All or a portion of this security was out on loan at June 30, 2009.
(c)   Non-income producing security.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.
(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1J.

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2009



-------------------------------------------------------------------------
Consumer Discretionary                                               72.9%
-------------------------------------------------------------------------
Consumer Staples                                                     18.3
-------------------------------------------------------------------------
Information Technology                                                4.1
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 4.7
_________________________________________________________________________
=========================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. LEISURE FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $17,875,019)*                           $16,952,558
-------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost       2,580,415
===============================================================================
     Total investments, at value (Cost $20,455,434)                  19,532,973
===============================================================================
Foreign currencies, at value (Cost $8,494)                                8,476
-------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                       22,753
-------------------------------------------------------------------------------
  Fund shares sold                                                          245
-------------------------------------------------------------------------------
  Dividends                                                              24,844
-------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans         5,926
===============================================================================
     Total assets                                                    19,595,217
_______________________________________________________________________________
===============================================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                                                  1,373
-------------------------------------------------------------------------------
  Collateral upon return of securities loaned                         1,752,115
-------------------------------------------------------------------------------
  Accrued fees to affiliates                                             13,467
-------------------------------------------------------------------------------
  Accrued other operating expenses                                       34,292
-------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                        8,958
===============================================================================
     Total liabilities                                                1,810,205
===============================================================================
Net assets applicable to shares outstanding                         $17,785,012
_______________________________________________________________________________
===============================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $24,410,167
-------------------------------------------------------------------------------
Undistributed net investment income                                     403,043
-------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (6,105,539)
-------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                                 (922,659)
===============================================================================
                                                                    $17,785,012
_______________________________________________________________________________
===============================================================================



NET ASSETS:

Series I                                                            $17,778,289
_______________________________________________________________________________
===============================================================================
Series II                                                           $     6,723
_______________________________________________________________________________
===============================================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Series I                                                              3,299,194
_______________________________________________________________________________
===============================================================================
Series II                                                                 1,249
_______________________________________________________________________________
===============================================================================
Series I:
  Net asset value per share                                         $      5.39
_______________________________________________________________________________
===============================================================================
Series II:
  Net asset value per share                                         $      5.38
_______________________________________________________________________________
===============================================================================



* At June 30, 2009, securities with an aggregate value of $1,702,755 were on loan to brokers.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding
  taxes of $4,204)                         $   148,766
------------------------------------------------------
Dividends from affiliated money market
  funds (includes securities lending
  income of $5,520)                              8,696
======================================================
     Total investment income                   157,462
======================================================


EXPENSES:

Advisory fees                                   62,696
------------------------------------------------------
Administrative services fees                    45,678
------------------------------------------------------
Custodian fees                                   7,662
------------------------------------------------------
Distribution fees -- Series II                       7
------------------------------------------------------
Transfer agent fees                                886
------------------------------------------------------
Trustees' and officers' fees and
  benefits                                      10,355
------------------------------------------------------
Professional services fees                      19,609
------------------------------------------------------
Other                                            6,202
======================================================
     Total expenses                            153,095
======================================================
Less: Fees waived and expenses
  reimbursed                                   (69,209)
======================================================
     Net expenses                               83,886
======================================================
Net investment income                           73,576
======================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                     (3,846,940)
------------------------------------------------------
  Foreign currencies                           (12,860)
======================================================
                                            (3,859,800)
======================================================
Change in net unrealized appreciation
  of:
  Investment securities                      4,930,015
------------------------------------------------------
  Foreign currencies                             5,909
======================================================
                                             4,935,924
======================================================
Net realized and unrealized gain             1,076,124
======================================================
Net increase in net assets resulting
  from operations                          $ 1,149,700
______________________________________________________
======================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. LEISURE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2009 and the year ended December 31, 2008 (Unaudited)



                                                                             JUNE 30,     DECEMBER 31,
                                                                               2009           2008
------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $    73,576    $    349,505
------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                  (3,859,800)     (1,784,774)
------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                       4,935,924     (14,045,503)
======================================================================================================
     Net increase (decrease) in net assets resulting from operations         1,149,700     (15,480,772)
======================================================================================================
Distributions to shareholders from net investment income:
  Series I                                                                          --        (301,961)
------------------------------------------------------------------------------------------------------
  Series II                                                                         --             (66)
======================================================================================================
     Total distributions from net investment income                                 --        (302,027)
======================================================================================================
Distributions to shareholders from net realized gains:
  Series I                                                                          --      (4,987,772)
------------------------------------------------------------------------------------------------------
  Series II                                                                         --          (1,573)
======================================================================================================
     Total distributions from net realized gains                                    --      (4,989,345)
======================================================================================================
Share transactions-net:
  Series I                                                                  (1,373,719)     (3,824,172)
------------------------------------------------------------------------------------------------------
  Series II                                                                        538           2,197
======================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                         (1,373,181)     (3,821,975)
======================================================================================================
     Net increase (decrease) in net assets                                    (223,481)    (24,594,119)
======================================================================================================


NET ASSETS:

  Beginning of period                                                       18,008,493      42,602,612
======================================================================================================
  End of period (includes undistributed net investment income of
     $403,043 and $329,467, respectively)                                  $17,785,012    $ 18,008,493
______________________________________________________________________________________________________
======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. LEISURE FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Leisure Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-one separate portfolios, (each constituting a "Fund"). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

  The Fund's investment objective is capital growth.

  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products").

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.


AIM V.I. LEISURE FUND

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, management monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are available for issuance. Such events and transactions are monitored through the date of the report of independent registered public accounting firm for audited periods and 45 days from the period end date for all other periods.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

        The leisure sector depends on consumer discretionary spending, which generally falls during economic downturns.

J. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated

AIM V.I. LEISURE FUND
      into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

L. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The maximum risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $250 million                                            0.75%
-------------------------------------------------------------------
Next $250 million                                             0.74%
-------------------------------------------------------------------
Next $500 million                                             0.73%
-------------------------------------------------------------------
Next $1.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.71%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.69%
-------------------------------------------------------------------
Over $10 billion                                              0.68%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.01% and Series II shares to 1.26% of average daily net assets, through at least April 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund.

  Further, the Advisor has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended June 30, 2009, the Advisor waived advisory fees of $62,696 and reimbursed Fund expenses of $6,513.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2009, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco Aim for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing

AIM V.I. LEISURE FUND
participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2009, Invesco Aim was paid $24,795 for accounting and fund administrative services and reimbursed $20,883 for services provided by insurance companies.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2009, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                      LEVEL 1         LEVEL 2      LEVEL 3        TOTAL
--------------------------------------------------------------------------------------------------------------------------
Equity Securities                                                   $17,329,514     $2,203,459       $--       $19,532,973
__________________________________________________________________________________________________________________________
==========================================================================================================================



NOTE 4--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2009, the Fund paid legal fees of $1,443 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.


AIM V.I. LEISURE FUND

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of December 31, 2008 which expires as follows:

                                                                     CAPITAL LOSS
EXPIRATION                                                          CARRYFORWARD*
---------------------------------------------------------------------------------
December 31, 2016                                                      $850,432
_________________________________________________________________________________
=================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2009 was $4,700,654 and $5,532,498, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                           $ 1,933,778
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                          (2,871,276)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                  $  (937,498)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $20,470,471.


NOTE 8--SHARE INFORMATION


                                                                               SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                 YEAR ENDED
                                                                    JUNE 30, 2009(a)             DECEMBER 31, 2008
                                                                ------------------------     -------------------------
                                                                 SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                         9,616     $    50,752        32,750     $   235,861
----------------------------------------------------------------------------------------------------------------------
  Series II                                                          116             550            60             571
======================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                            --              --     1,102,028       5,289,732
----------------------------------------------------------------------------------------------------------------------
  Series II                                                           --              --           342           1,639
======================================================================================================================
Reacquired:
  Series I                                                      (298,451)     (1,424,471)     (909,436)     (9,349,765)
----------------------------------------------------------------------------------------------------------------------
  Series II                                                           (2)            (12)           (2)            (13)
======================================================================================================================
     Net increase (decrease) in share activity                  (288,721)    $(1,373,181)      225,742     $(3,821,975)
______________________________________________________________________________________________________________________
======================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund that owns 99% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with this entity whereby this entity sells units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to this entity, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.


AIM V.I. LEISURE FUND

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                   (LOSSES) ON
                           NET ASSET      NET      SECURITIES                DIVIDENDS  DISTRIBUTIONS
                             VALUE,   INVESTMENT      (BOTH     TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING    INCOME    REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD    (LOSS)     UNREALIZED)  OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
SERIES I
Six months ended 06/30/09    $ 5.02     $ 0.02(c)    $ 0.35       $ 0.37      $   --        $   --         $   --       $ 5.39
Year ended 12/31/08           12.67       0.12(c)     (5.67)       (5.55)      (0.12)        (1.98)         (2.10)        5.02
Year ended 12/31/07           13.82       0.09        (0.15)       (0.06)      (0.24)        (0.85)         (1.09)       12.67
Year ended 12/31/06           11.86       0.07         2.83         2.90       (0.16)        (0.78)         (0.94)       13.82
Year ended 12/31/05           12.38       0.04        (0.19)       (0.15)      (0.14)        (0.23)         (0.37)       11.86
Year ended 12/31/04           10.96       0.00         1.47         1.47       (0.04)        (0.01)         (0.05)       12.38
--------------------------------------------------------------------------------------------------------------------------------
SERIES II
Six months ended 06/30/09      5.02       0.02(c)      0.34         0.36          --            --             --         5.38
Year ended 12/31/08           12.63       0.09(c)     (5.64)       (5.55)      (0.08)        (1.98)         (2.06)        5.02
Year ended 12/31/07           13.78       0.05        (0.15)       (0.10)      (0.20)        (0.85)         (1.05)       12.63
Year ended 12/31/06           11.84       0.04         2.82         2.86       (0.14)        (0.78)         (0.92)       13.78
Year ended 12/31/05           12.37       0.02        (0.19)       (0.17)      (0.13)        (0.23)         (0.36)       11.84
Year ended 12/31/04(e)        11.09      (0.02)        1.35         1.33       (0.04)        (0.01)         (0.05)       12.37
________________________________________________________________________________________________________________________________
================================================================================================================================

                                                          RATIO OF          RATIO OF
                                                          EXPENSES          EXPENSES
                                                         TO AVERAGE      TO AVERAGE NET   RATIO OF NET
                                                         NET ASSETS      ASSETS WITHOUT    INVESTMENT
                                        NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS    INCOME (LOSS)
                             TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES    TO AVERAGE    PORTFOLIO
                           RETURN(a)  (000S OMITTED)      ABSORBED          ABSORBED       NET ASSETS   TURNOVER(b)
-------------------------------------------------------------------------------------------------------------------
SERIES I
Six months ended 06/30/09      7.37%      $17,778           1.00%(d)          1.83%(d)        0.88%(d)       29%
Year ended 12/31/08          (43.04)       18,003           1.01              1.44            1.15            7
Year ended 12/31/07           (0.79)       42,593           1.01              1.28            0.50           15
Year ended 12/31/06           24.61        52,820           1.01              1.26            0.54           14
Year ended 12/31/05           (1.19)       54,192           1.16              1.31            0.34           32
Year ended 12/31/04           13.40        55,967           1.29              1.34            0.00           15
-------------------------------------------------------------------------------------------------------------------
SERIES II
Six months ended 06/30/09      7.17             7           1.25(d)           2.08(d)         0.63(d)        29
Year ended 12/31/08          (43.17)            6           1.26              1.69            0.90            7
Year ended 12/31/07           (1.13)            9           1.26              1.53            0.25           15
Year ended 12/31/06           24.28            14           1.26              1.51            0.29           14
Year ended 12/31/05           (1.37)           11           1.36              1.56            0.14           32
Year ended 12/31/04(e)        11.98            11           1.45(f)           1.60(f)        (0.16)(f)       15
___________________________________________________________________________________________________________________
===================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than on year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns, if applicable.
(b) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)  Calculated using average shares outstanding.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $16,852 and $6 for Series I and Series II shares, respectively.
(e)  Commencement date of April 30, 2004.
(f)  Annualized.


AIM V.I. LEISURE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
    Series I        $1,000.00      $1,073.70       $5.14       $1,019.84       $5.01        1.00%
---------------------------------------------------------------------------------------------------
    Series II        1,000.00       1,071.70        6.42        1,018.60        6.26        1.25
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009 through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM V.I. LEISURE FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the Board) of            In addition to their meetings             particular factor that was controlling.
AIM Variable Insurance Funds is required     throughout the year, the Sub-Committees      Each Trustee may have evaluated the
under the Investment Company Act of 1940     meet at designated contract renewal          information provided differently from
to approve annually the renewal of the AIM   meetings each year to conduct an in-depth    another Trustee and attributed different
V.I. Leisure Fund (the Fund) investment      review of the performance, fees, expenses    weight to the various factors. The
advisory agreement with Invesco Aim          and other matters related to their           Trustees recognized that the advisory
Advisors, Inc. (Invesco Aim) and the         assigned funds. During the contract          arrangements and resulting advisory fees
Master Intergroup Sub-Advisory Contract      renewal process, the Trustees receive        for the Fund and the other AIM Funds are
for Mutual Funds (the sub-advisory           comparative performance and fee data         the result of years of review and
contracts) with Invesco Asset Management     regarding the AIM Funds prepared by an       negotiation between the Trustees and
Deutschland GmbH, Invesco Asset Management   independent company, Lipper, Inc.            Invesco Aim, that the Trustees may focus
Limited, Invesco Asset Management (Japan)    (Lipper), under the direction and            to a greater extent on certain aspects of
Limited, Invesco Australia Limited,          supervision of the Senior Officer who also   these arrangements in some years than in
Invesco Global Asset Management (N.A.),      prepares a separate analysis of this         others, and that the Trustees'
Inc., Invesco Hong Kong Limited, Invesco     information for the Trustees. Each           deliberations and conclusions in a
Institutional (N.A.), Inc., Invesco Senior   Sub-Committee then makes recommendations     particular year may be based in part on
Secured Management, Inc. and Invesco         to the Investments Committee regarding the   their deliberations and conclusions
Trimark Ltd. (collectively, the Affiliated   fees and expenses of their assigned funds.   regarding these same arrangements
Sub-Advisers). During contract renewal       The Investments Committee considers each     throughout the year and in prior years.
meetings held on June 16-17, 2009, the       Sub-Committee's recommendations and makes
Board as a whole, and the disinterested or   its own recommendations regarding the fees      The discussion below serves as a
"independent" Trustees voting separately,    and expenses of the AIM Funds to the full    summary of the Senior Officer's
approved the continuance of the Fund's       Board. The Investments Committee also        independent written evaluation with
investment advisory agreement and the        considers each Sub-Committee's               respect to the Fund's investment advisory
sub-advisory contracts for another year,     recommendations in making its annual         agreement as well as a discussion of the
effective July 1, 2009. In doing so, the     recommendation to the Board whether to       material factors and related conclusions
Board determined that the Fund's             approve the continuance of each AIM Fund's   that formed the basis for the Board's
investment advisory agreement and the        investment advisory agreement and            approval of the Fund's investment advisory
sub-advisory contracts are in the best       sub-advisory contracts for another year.     agreement and sub-advisory contracts.
interests of the Fund and its shareholders                                                Unless otherwise stated, information set
and that the compensation to Invesco Aim        The independent Trustees met separately   forth below is as of June 17, 2009, and
and the Affiliated Sub-Advisers under the    during their evaluation of the Fund's        does not reflect any changes that may have
Fund's investment advisory agreement and     investment advisory agreement and            occurred since that date, including but
sub-advisory contracts is fair and           sub-advisory contracts with independent      not limited to changes to the Fund's
reasonable.                                  legal counsel. The independent Trustees      performance, advisory fees, expense
                                             were also assisted in their annual           limitations and/or fee waivers.
THE BOARD'S FUND EVALUATION PROCESS          evaluation of the Fund's investment
                                             advisory agreement by the Senior Officer.    FACTORS AND CONCLUSIONS AND SUMMARY OF
The Board's Investments Committee has        One responsibility of the Senior Officer     INDEPENDENT WRITTEN FEE EVALUATION
established three Sub-Committees that are    is to manage the process by which the AIM
responsible for overseeing the management    Funds' proposed management fees are             A. Nature, Extent and Quality of
of a number of the series portfolios of      negotiated during the annual contract              Services Provided by Invesco Aim
the AIM Funds. This Sub-Committee            renewal process to ensure that they are
structure permits the Trustees to focus on   negotiated in a manner that is at arms'      The Board reviewed the advisory services
the performance of the AIM Funds that have   length and reasonable. Accordingly, the      provided to the Fund by Invesco Aim under
been assigned to them. The Sub-Committees    Senior Officer must either supervise a       the Fund's investment advisory agreement,
meet throughout the year to review the       competitive bidding process or prepare an    the performance of Invesco Aim in
performance of their assigned funds, and     independent written evaluation. The Senior   providing these services, and the
the Sub-Committees review monthly and        Officer recommended that an independent      credentials and experience of the officers
quarterly comparative performance            written evaluation be provided and, at the   and employees of Invesco Aim who provide
information and periodic asset flow data     direction of the Board, prepared an          these services. The Board's review of the
for their assigned funds. These materials    independent written evaluation.              qualifications of Invesco Aim to provide
are prepared under the direction and                                                      these services included the Board's
supervision of the independent Senior           During the annual contract renewal        consideration of Invesco Aim's portfolio
Officer, an officer of the AIM Funds who     process, the Board considered the factors    and product review process, various back
reports directly to the independent          discussed below in evaluating the fairness   office support functions provided by
Trustees. Over the course of each year,      and reasonableness of the Fund's             Invesco Aim and its affiliates, and
the Sub-Committees meet with portfolio       investment advisory agreement and            Invesco Aim's equity and fixed income
managers for their assigned funds and        sub-advisory contracts. The Board            trading operations. The Board concluded
other members of management and review       considered all of the information provided   that the nature, extent and quality of the
with these individuals the performance,      to them, including information provided at   advisory services provided to the Fund by
investment objective(s), policies,           their meetings throughout the year as part   Invesco Aim are appropriate and that
strategies and limitations of these funds.   of their ongoing oversight of the Fund,      Invesco Aim currently is providing
                                             and did not identify any                     satisfactory advisory services in
                                                                                          accordance with the terms of the Fund's
                                                                                          investment advisory

AIM V.I. LEISURE FUND                                                                                                      continued

agreement. In addition, based on their       whether to approve the investment            advisory fee rates of other domestic
ongoing meetings throughout the year with    advisory agreement. The Board did not view   clients of Invesco Aim and its affiliates
the Fund's portfolio manager or managers,    fund performance as a relevant factor in     with investment strategies comparable to
the Board concluded that these individuals   considering whether to approve the           those of the Fund, including one mutual
are competent and able to continue to        sub-advisory contracts for the Fund, as no   fund advised by Invesco Aim. The Board
carry out their responsibilities under the   Affiliated Sub-Adviser currently manages     noted that the Fund's rate was the same as
Fund's investment advisory agreement.        assets of the Fund.                          the effective fee rate for the other
                                                                                          mutual fund. The Board also noted that an
   In determining whether to continue the       The Board compared the Fund's             Invesco Aim affiliate advises an off-shore
Fund's investment advisory agreement, the    performance during the past one, three and   fund with a comparable investment
Board considered the prior relationship      five calendar years to the performance of    strategy.
between Invesco Aim and the Fund, as well    all funds in the Lipper performance
as the Board's knowledge of Invesco Aim's    universe that are not managed by Invesco        The Board noted that Invesco Aim
operations, and concluded that it is         AIM or an Affiliated Sub-Adviser. The        contractually agreed to waive fees and/or
beneficial to maintain the current           Board noted that the Fund's performance      limit expenses of the Fund through at
relationship, in part, because of such       was in the fourth quintile of its Lipper     least April 30, 2010 in an amount
knowledge. The Board also considered the     performance universe for the one, three      necessary to limit total annual operating
steps that Invesco Aim and its affiliates    and five year periods (the first quintile    expenses to a specified percentage of
continue to take to improve the quality      being the best performing funds and the      average daily net assets for each class of
and efficiency of the services they          fifth quintile being the worst performing    the Fund. The Board also considered the
provide to the AIM Funds in the areas of     funds). Invesco Aim advised the Board that   effect this fee waiver would have on the
investment performance, product line         the Fund's rankings are positively or        Fund's total estimated expenses.
diversification, distribution, fund          negatively impacted by its Lipper
operations, shareholder services and         classification with other specialty and         The Board also considered the services
compliance. The Board concluded that the     miscellaneous funds. Although the            provided by the Affiliated Sub-Advisers
quality and efficiency of the services       independent written evaluation of the        pursuant to the sub-advisory contracts and
Invesco Aim and its affiliates provide to    Fund's Senior Officer only considered Fund   the services provided by Invesco Aim
the AIM Funds in each of these areas         performance through the most recent          pursuant to the Fund's advisory agreement,
support the Board's approval of the          calendar year, the Board also reviewed       as well as the allocation of fees between
continuance of the Fund's investment         more recent Fund performance and this        Invesco Aim and the Affiliated
advisory agreement.                          review did not change their conclusions.     Sub-Advisers pursuant to the sub-advisory
                                             The Board noted that, in response to the     contracts. The Board noted that the
   B. Nature, Extent and Quality of          Board's focus on fund performance, Invesco   sub-advisory fees have no direct effect on
      Services Provided by Affiliated        Aim has taken a number of actions intended   the Fund or its shareholders, as they are
      Sub-Advisers                           to improve the investment process for the    paid by Invesco Aim to the Affiliated
                                             funds.                                       Sub-Advisers, and that Invesco Aim and the
The Board reviewed the services                                                           Affiliated Sub-Advisers are affiliates.
provided by the Affiliated Sub-Advisers         D. Advisory and Sub-Advisory Fees and
under the sub-advisory contracts and the           Fee Waivers                               After taking account of the Fund's
credentials and experience of the officers                                                contractual advisory fee rate, the
and employees of the Affiliated              The Board compared the Fund's                contractual sub-advisory fee rate, the
Sub-Advisers who provide these services.     contractual advisory fee rate to the         comparative advisory fee information
The Board concluded that the nature,         contractual advisory fee rates of funds in   discussed above, the expense limitations
extent and quality of the services           the Fund's Lipper expense group that are     and other relevant factors, the Board
provided by the Affiliated Sub-Advisers      not managed by Invesco Aim or an             concluded that the Fund's advisory and
are appropriate. The Board noted that the    Affiliated Sub-Adviser, at a common asset    sub-advisory fees are fair and reasonable.
Affiliated Sub-Advisers, which have          level. The Board noted that the Fund's
offices and personnel that are               contractual advisory fee rate was at the        E. Economies of Scale and Breakpoints
geographically dispersed in financial        median contractual advisory fee rate of
centers around the world, can provide        funds in its expense group. The Board also   The Board considered the extent to
research and other information and make      reviewed the methodology used by Lipper in   which there are economies of scale in the
recommendations on the markets and           determining contractual fee rates, which     provision of advisory services to the
economies of various countries and           includes using audited financial data from   Fund. The Board also considered whether
securities of companies located in such      the most recent annual report of each fund   the Fund benefits from such economies of
countries or on various types of             in the expense group that was publicly       scale through contractual breakpoints in
investments and investment techniques. The   available as of the end of the past          the Fund's advisory fee schedule. The
Board concluded that the sub-advisory        calendar year. The Board noted that some     Board noted that the Fund's contractual
contracts benefit the Fund and its           comparative data was at least one year old   advisory fee schedule includes seven
shareholders by permitting Invesco Aim to    and did not reflect the market downturn      breakpoints, but that due to the Fund's
utilize the additional resources and         that occurred in the fourth quarter of       asset level at the end of the past
talent of the Affiliated Sub-Advisers in     2008.                                        calendar year, the Fund is not currently
managing the Fund.                                                                        benefiting from the breakpoints. The Board
                                                The Board also compared the Fund's        concluded that the Fund's advisory fees
   C. Fund Performance                       effective fee rate (the advisory fee after   appropriately reflect economies of scale
                                             any advisory fee waivers and before any      at current asset levels. The Board also
The Board considered fund performance        expense limitations/waivers) to the          noted that the Fund shares directly in
as a relevant factor in considering                                                       economies of scale through lower fees

AIM V.I. LEISURE FUND                                                                                                      continued

charged by third party service               its affiliates in providing these
providers based on the combined size of      services and the organizational structure
all of the AIM Funds and affiliates.         employed by Invesco Aim and its affiliates
                                             to provide these services. The Board also
   F. Profitability and Financial            considered that these services are
      Resources                              provided to the Fund pursuant to written
                                             contracts that are reviewed and approved
The Board reviewed information from          on an annual basis by the Board. The Board
Invesco Aim concerning the costs of the      concluded that Invesco Aim and its
advisory and other services that Invesco     affiliates are providing these services in
Aim and its affiliates provide to the Fund   a satisfactory manner and in accordance
and the profitability of Invesco Aim and     with the terms of their contracts, and are
its affiliates in providing these            qualified to continue to provide these
services. The Board also reviewed            services to the Fund.
information concerning the financial
condition of Invesco Aim and its                The Board considered the benefits
affiliates. The Board reviewed with          realized by Invesco Aim and the Affiliated
Invesco Aim the methodology used to          Sub-Advisers as a result of portfolio
prepare the profitability information. The   brokerage transactions executed through
Board considered the overall profitability   "soft dollar" arrangements. The Board
of Invesco Ltd., the ultimate parent of      noted that soft dollar arrangements shift
Invesco Aim and the Affiliated               the payment obligation for research and
Sub-Advisers, and of Invesco Aim, as well    execution services from Invesco Aim and
as the profitability of Invesco Aim in       the Affiliated Sub-Advisers to the funds
connection with managing the Fund. The       and therefore may reduce Invesco Aim's and
Board noted that Invesco Aim continues to    the Affiliated Sub-Advisers' expenses. The
operate at a net profit, although the        Board concluded that Invesco Aim's and the
reduction of assets under management as a    Affiliated Sub-Advisers' soft dollar
result of market movements and the           arrangements are appropriate. The Board
increase in voluntary fee waivers for        also concluded that, based on their review
affiliated money market funds have reduced   and representations made by the Chief
the profitability of Invesco Aim and its     Compliance Officer of Invesco Aim, these
affiliates. The Board concluded that the     arrangements are consistent with
Fund's fees are fair and reasonable, and     regulatory requirements.
that the level of profits realized by
Invesco Aim and its affiliates from             The Board considered the fact that the
providing services to the Fund is not        Fund's uninvested cash and cash collateral
excessive in light of the nature, quality    from any securities lending arrangements
and extent of the services provided. The     may be invested in money market funds
Board considered whether Invesco Aim is      advised by Invesco Aim pursuant to
financially sound and has the resources      procedures approved by the Board. The
necessary to perform its obligations under   Board noted that Invesco Aim will receive
the Fund's investment advisory agreement,    advisory fees from these affiliated money
and concluded that Invesco Aim has the       market funds attributable to such
financial resources necessary to fulfill     investments, although Invesco Aim has
these obligations. The Board also            contractually agreed to waive through at
considered whether each Affiliated           least June 30, 2010, the advisory fees
Sub-Adviser is financially sound and has     payable by the Fund in an amount equal to
the resources necessary to perform its       100% of the net advisory fee Invesco Aim
obligations under the sub-advisory           receives from the affiliated money market
contracts, and concluded that each           funds with respect to the Fund's
Affiliated Sub-Adviser has the financial     investment in the affiliated money market
resources necessary to fulfill these         funds of uninvested cash, but not cash
obligations.                                 collateral. The Board concluded that the
                                             Fund's investment of uninvested cash and
   G. Collateral Benefits to Invesco Aim     cash collateral from any securities
      and its Affiliates                     lending arrangements in the affiliated
                                             money market funds is in the best
The Board considered various other           interests of the Fund and its
benefits received by Invesco Aim and its     shareholders.
affiliates resulting from Invesco Aim's
relationship with the Fund, including the
fees received by Invesco Aim and its
affiliates for their provision of
administrative, transfer agency and
distribution services to the Fund. The
Board considered the performance of
Invesco Aim and

AIM V.I. LEISURE FUND

[INVESCO AIM LOGO]             AIM V.I. MID CAP CORE EQUITY FUND
 --SERVICE MARK--              Semiannual Report to Shareholders o June 30, 2009

                                                              [MOUNTAIN GRAPHIC]

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC
Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov.

The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco Aim Web site,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site,
sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital
Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. will be merged into
Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN
MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

Invesco Aim Distributors, Inc.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================   ==========================================
PERFORMANCE SUMMARY                                                                       AVERAGE ANNUAL TOTAL RETURNS
                                                                                          As of 6/30/09
FUND VS. INDEXES
                                                                                          SERIES I SHARES
Cumulative total returns, 12/31/08 to 6/30/09, excluding variable product issuer          Inception (9/10/01)                  4.30%
charges. If variable product issuer charges were included, returns would be lower.         5 Years                             1.11
                                                                                           1 Year                            -19.11
Series I Shares                                                                   7.10%
Series II Shares                                                                  6.92    SERIES II SHARES
S&P 500 Index(triangle) (Broad Market Index)                                      3.19    Inception (9/10/01)                  4.05%
Russell Midcap Index(triangle) (Style-Specific Index)                             9.96     5 Years                             0.85
Lipper VUF Mid-Cap Core Funds Index(triangle) (Peer Group Index)                  5.56     1 Year                            -19.33
                                                                                          ==========================================
(triangle) Lipper Inc.
                                                                                          IS AVAILABLE ON THE INVESCO AIM AUTOMATED
The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index       INFORMATION LINE, 866 702 4402. AS
covering all major areas of the U.S. economy. It is not the 500 largest companies, but    MENTIONED ABOVE, FOR THE MOST RECENT
rather the most widely held 500 companies chosen with respect to market size, liquidity   MONTH-END PERFORMANCE INCLUDING VARIABLE
and their industry.                                                                       PRODUCT CHARGES, PLEASE CONTACT YOUR
                                                                                          VARIABLE PRODUCT ISSUER OR FINANCIAL
   The RUSSELL MIDCAP--REGISTERED TRADEMARK-- INDEX measures the performance of the 800   ADVISOR.
smallest companies in the Russell 1000(R) Index, which represent approximately 30% of
the total market capitalization of the Russell 1000 Index. The Russell Midcap Index and   (1) Total annual operating expenses less
the Russell 1000 Index are trademarks/service marks of the Frank Russell Company.            any contractual fee waivers and/or
Russell--REGISTERED TRADEMARK-- is a trademark of the Frank Russell Company.                 expense reimbursements by the advisor
                                                                                             in effect through at least April 30,
   The LIPPER VUF MID-CAP CORE FUNDS INDEX is an equally weighted representation of the      2010. See current prospectus for more
largest variable insurance underlying funds in the Lipper Mid-Cap Core Funds category.       information.
These funds have an average price-to-earnings ratio, price-to-book ratio, and
three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.            (2) Total annual operating expenses less
                                                                                             contractual advisory fee waivers by the
   The Fund is not managed to track the performance of any particular index, including       advisor in effect through at least June
the indexes defined here, and consequently, the performance of the Fund may deviate          30, 2010. See current prospectus for
significantly from the performance of the indexes.                                           more information.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of the peer group reflects fund expenses; performance of a market index does not.
=======================================================================================

THE PERFORMANCE OF THE FUND'S SERIES I AND   OF THIS REPORT FOR SERIES I AND SERIES II
SERIES II SHARE CLASSES WILL DIFFER          SHARES WAS 1.07% AND 1.32%, RESPECTIVELY.
PRIMARILY DUE TO DIFFERENT CLASS EXPENSES.   THE EXPENSE RATIOS PRESENTED ABOVE MAY
                                             VARY FROM THE EXPENSE RATIOS PRESENTED IN
   THE PERFORMANCE DATA QUOTED REPRESENT     OTHER SECTIONS OF THIS REPORT THAT ARE
PAST PERFORMANCE AND CANNOT GUARANTEE        BASED ON EXPENSES INCURRED DURING THE
COMPARABLE FUTURE RESULTS; CURRENT           PERIOD COVERED BY THIS REPORT.
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE
CONTACT YOUR VARIABLE PRODUCT ISSUER OR         AIM V.I. MID CAP CORE EQUITY FUND, A
FINANCIAL ADVISOR FOR THE MOST RECENT        SERIES PORTFOLIO OF AIM VARIABLE INSURANCE
MONTH-END VARIABLE PRODUCT PERFORMANCE.      FUNDS, IS CURRENTLY OFFERED THROUGH
PERFORMANCE FIGURES REFLECT FUND EXPENSES,   INSURANCE COMPANIES ISSUING VARIABLE
REINVESTED DISTRIBUTIONS AND CHANGES IN      PRODUCTS. YOU CANNOT PURCHASE SHARES OF
NET ASSET VALUE. INVESTMENT RETURN AND       THE FUND DIRECTLY. PERFORMANCE FIGURES
PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU   GIVEN REPRESENT THE FUND AND ARE NOT
MAY HAVE A GAIN OR LOSS WHEN YOU SELL        INTENDED TO REFLECT ACTUAL VARIABLE
SHARES.                                      PRODUCT VALUES. THEY DO NOT REFLECT SALES
                                             CHARGES, EXPENSES AND FEES ASSESSED IN
   THE NET ANNUAL FUND OPERATING EXPENSE     CONNECTION WITH A VARIABLE PRODUCT. SALES
RATIO SET FORTH IN THE MOST RECENT FUND      CHARGES, EXPENSES AND FEES, WHICH ARE
PROSPECTUS AS OF THE DATE OF THIS REPORT     DETERMINED BY THE VARIABLE PRODUCT
FOR SERIES I AND SERIES II SHARES WAS        ISSUERS, WILL VARY AND WILL LOWER THE
1.04% AND 1.29%, RESPECTIVELY.(1,2) THE      TOTAL RETURN.
TOTAL ANNUAL FUND OPERATING EXPENSE RATIO
SET FORTH IN THE MOST RECENT FUND               THE MOST RECENT MONTH-END PERFORMANCE
PROSPECTUS AS OF THE DATE                    DATA AT THE FUND LEVEL, EXCLUDING VARIABLE
                                             PRODUCT CHARGES,

AIM V.I. MID CAP CORE EQUITY FUND

SCHEDULE OF INVESTMENTS(a)

June 30, 2009
(Unaudited)




                                                       SHARES          VALUE
-------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-83.34%

AEROSPACE & DEFENSE-3.67%

Goodrich Corp.                                           99,269    $  4,960,472
-------------------------------------------------------------------------------
ITT Corp.                                                95,296       4,240,672
-------------------------------------------------------------------------------
Precision Castparts Corp.                                85,171       6,220,038
===============================================================================
                                                                     15,421,182
===============================================================================


APPLICATION SOFTWARE-0.91%

Adobe Systems Inc.(b)                                   135,184       3,825,707
===============================================================================


ASSET MANAGEMENT & CUSTODY BANKS-1.51%

Legg Mason, Inc.                                        260,218       6,344,115
===============================================================================


COMMUNICATIONS EQUIPMENT-3.99%

Juniper Networks, Inc.(b)(c)                            174,155       4,110,058
-------------------------------------------------------------------------------
Motorola, Inc.(b)                                     1,018,685       6,753,882
-------------------------------------------------------------------------------
Polycom, Inc.(b)(c)                                     291,861       5,916,022
===============================================================================
                                                                     16,779,962
===============================================================================


COMPUTER STORAGE & PERIPHERALS-1.07%

NetApp, Inc.(b)                                         226,924       4,474,941
===============================================================================


CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS-0.41%

Joy Global Inc.(c)                                       48,043       1,716,096
===============================================================================


DISTRIBUTORS-1.13%

Genuine Parts Co.(c)                                    140,852       4,726,993
===============================================================================


ELECTRICAL COMPONENTS & EQUIPMENT-0.27%

Rockwell Automation, Inc.(c)                             35,544       1,141,673
===============================================================================


ELECTRONIC EQUIPMENT & INSTRUMENTS-1.28%

Agilent Technologies, Inc.(b)                           264,993       5,382,008
===============================================================================


ELECTRONIC MANUFACTURING SERVICES-1.05%

Molex Inc.(c)                                           284,944       4,430,879
===============================================================================


ENVIRONMENTAL & FACILITIES SERVICES-1.91%

Republic Services, Inc.                                 328,392       8,016,049
===============================================================================


FOOD RETAIL-1.81%

Safeway Inc.                                            374,178       7,622,006
===============================================================================


GAS UTILITIES-1.23%

UGI Corp.                                               203,218       5,180,027
===============================================================================


HEALTH CARE EQUIPMENT-6.15%

Boston Scientific Corp.(b)                              323,055       3,275,778
-------------------------------------------------------------------------------
Hospira, Inc.(b)                                        161,258       6,211,658
-------------------------------------------------------------------------------
Teleflex Inc.                                            88,504       3,967,634
-------------------------------------------------------------------------------
Varian Medical Systems, Inc.(b)(c)                      172,412       6,058,558
-------------------------------------------------------------------------------
Zimmer Holdings, Inc.(b)                                148,688       6,334,109
===============================================================================
                                                                     25,847,737
===============================================================================


HEALTH CARE FACILITIES-0.56%

Rhoen-Klinikum AG (Germany)                             106,642       2,357,242
===============================================================================


HEALTH CARE SERVICES-1.95%

Laboratory Corp. of America Holdings(b)                  46,941       3,182,131
-------------------------------------------------------------------------------
Quest Diagnostics Inc.(c)                                88,554       4,997,102
===============================================================================
                                                                      8,179,233
===============================================================================


HEALTH CARE SUPPLIES-0.13%

Immucor, Inc.(b)                                         39,217         539,626
===============================================================================


HOUSEHOLD PRODUCTS-1.11%

Energizer Holdings, Inc.(b)(c)                           89,585       4,679,920
===============================================================================


INDUSTRIAL CONGLOMERATES-2.14%

Tyco International Ltd. (Switzerland)                   346,190       8,994,016
===============================================================================


INDUSTRIAL GASES-1.11%

Air Products and Chemicals, Inc.                         72,481       4,681,548
===============================================================================


INDUSTRIAL MACHINERY-4.63%

Atlas Copco A.B.-Class A (Sweden)(c)                    508,252       5,085,186
-------------------------------------------------------------------------------
Danaher Corp.                                            87,436       5,398,299
-------------------------------------------------------------------------------
Pall Corp.                                              155,169       4,121,289
-------------------------------------------------------------------------------
Parker Hannifin Corp.(c)                                112,860       4,848,465
===============================================================================
                                                                     19,453,239
===============================================================================


INSURANCE BROKERS-0.78%

Marsh & McLennan Cos., Inc.                             162,731       3,275,775
===============================================================================


IT CONSULTING & OTHER SERVICES-1.70%

Amdocs Ltd.(b)                                          332,620       7,134,699
===============================================================================


LIFE SCIENCES TOOLS & SERVICES-5.55%

Pharmaceutical Product Development, Inc.                246,650       5,727,213
-------------------------------------------------------------------------------
Techne Corp.(c)                                          69,433       4,430,520
-------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc.(b)                       185,631       7,568,176
-------------------------------------------------------------------------------
Waters Corp.(b)(c)                                      108,990       5,609,715
===============================================================================
                                                                     23,335,624
===============================================================================


MULTI-SECTOR HOLDINGS-0.29%

PICO Holdings, Inc.(b)(c)                                42,430       1,217,741
===============================================================================


OFFICE ELECTRONICS-1.33%

Xerox Corp.                                             860,352       5,575,081
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. MID CAP CORE EQUITY FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
OFFICE SERVICES & SUPPLIES-0.77%

Pitney Bowes Inc.(c)                                    146,684    $  3,216,780
===============================================================================


OIL & GAS DRILLING-0.77%

Helmerich & Payne, Inc.(c)                              104,889       3,237,923
===============================================================================


OIL & GAS EQUIPMENT & SERVICES-2.26%

BJ Services Co.(c)                                      466,629       6,360,153
-------------------------------------------------------------------------------
Dresser-Rand Group, Inc.(b)                             120,020       3,132,522
===============================================================================
                                                                      9,492,675
===============================================================================


OIL & GAS EXPLORATION & PRODUCTION-3.79%

Chesapeake Energy Corp.(c)                              105,051       2,083,161
-------------------------------------------------------------------------------
Newfield Exploration Co.(b)                             200,996       6,566,539
-------------------------------------------------------------------------------
Penn West Energy Trust (Canada)                         169,198       2,153,891
-------------------------------------------------------------------------------
Pioneer Natural Resources Co.(c)                         72,237       1,842,044
-------------------------------------------------------------------------------
Southwestern Energy Co.(b)                               83,839       3,257,145
===============================================================================
                                                                     15,902,780
===============================================================================


OIL & GAS STORAGE & TRANSPORTATION-1.45%

Williams Cos., Inc. (The)                               390,048       6,088,649
===============================================================================


PACKAGED FOODS & MEATS-3.51%

Cadbury PLC (United Kingdom)                          1,087,997       9,292,385
-------------------------------------------------------------------------------
Del Monte Foods Co.                                     211,974       1,988,316
-------------------------------------------------------------------------------
Sara Lee Corp.                                          356,712       3,481,509
===============================================================================
                                                                     14,762,210
===============================================================================


PERSONAL PRODUCTS-0.90%

Avon Products, Inc.                                     146,317       3,772,052
===============================================================================


PHARMACEUTICALS-2.29%

Allergan, Inc.                                          134,619       6,405,172
-------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR (Israel)         64,888       3,201,574
===============================================================================
                                                                      9,606,746
===============================================================================


PROPERTY & CASUALTY INSURANCE-3.43%

Axis Capital Holdings Ltd.                              243,666       6,379,176
-------------------------------------------------------------------------------
Progressive Corp. (The)(b)                              530,129       8,010,249
===============================================================================
                                                                     14,389,425
===============================================================================


REGIONAL BANKS-0.79%

PNC Financial Services Group, Inc.                       85,433       3,315,655
===============================================================================


SEMICONDUCTORS-3.51%

Linear Technology Corp.(c)                              294,187       6,869,266
-------------------------------------------------------------------------------
Microchip Technology Inc.(c)                            105,803       2,385,858
-------------------------------------------------------------------------------
Xilinx, Inc.                                            269,321       5,510,308
===============================================================================
                                                                     14,765,432
===============================================================================


SPECIALIZED FINANCE-2.19%

Moody's Corp.(c)                                        349,372       9,205,952
===============================================================================


SPECIALTY CHEMICALS-4.21%

International Flavors & Fragrances Inc.(c)              208,299       6,815,544
-------------------------------------------------------------------------------
Sigma-Aldrich Corp.(c)                                  219,036      10,855,424
===============================================================================
                                                                     17,670,968
===============================================================================


SYSTEMS SOFTWARE-2.98%

Symantec Corp.(b)                                       805,474      12,533,175
===============================================================================


THRIFTS & MORTGAGE FINANCE-2.82%

People's United Financial Inc.(c)                       788,372      11,857,115
===============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $368,344,431)                                          350,150,656
===============================================================================



PREFERRED STOCKS-2.30%

HOUSEHOLD PRODUCTS-2.30%

Henkel AG & Co. KGaA (Germany)-Pfd. (Cost
  $12,485,398)(c)                                       310,093       9,685,265
===============================================================================



MONEY MARKET FUNDS-14.57%

Liquid Assets Portfolio-Institutional Class(d)       30,603,949      30,603,949
-------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)             30,603,949      30,603,949
===============================================================================
     Total Money Market Funds (Cost $61,207,898)                     61,207,898
===============================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-100.21% (Cost $442,037,727)                                 421,043,819
===============================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-17.87%

Liquid Assets Portfolio-Institutional Class (Cost
  $75,076,593)(d)(e)                                 75,076,593      75,076,593
===============================================================================
TOTAL INVESTMENTS-118.08% (Cost $517,114,320)                       496,120,412
===============================================================================
OTHER ASSETS LESS LIABILITIES-(18.08)%                              (75,980,117)
===============================================================================
NET ASSETS-100.00%                                                 $420,140,295
_______________________________________________________________________________
===============================================================================




Investment Abbreviations:

ADR   - American Depositary Receipt
Pfd.  - Preferred


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c)   All or a portion of this security was out on loan at June 30, 2009.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.
(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1I.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. MID CAP CORE EQUITY FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2009



-------------------------------------------------------------------------
Information Technology                                               17.8%
-------------------------------------------------------------------------
Health Care                                                          16.6
-------------------------------------------------------------------------
Industrials                                                          13.8
-------------------------------------------------------------------------
Financials                                                           11.8
-------------------------------------------------------------------------
Consumer Staples                                                      9.7
-------------------------------------------------------------------------
Energy                                                                8.3
-------------------------------------------------------------------------
Materials                                                             5.3
-------------------------------------------------------------------------
Utilities                                                             1.2
-------------------------------------------------------------------------
Consumer Discretionary                                                1.1
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                14.4
_________________________________________________________________________
=========================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. MID CAP CORE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $380,829,829)*                          $359,835,921
--------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost      136,284,491
================================================================================
     Total investments, at value (Cost $517,114,320)                 496,120,412
================================================================================
Receivables for:
  Investments sold                                                     2,126,584
--------------------------------------------------------------------------------
  Fund shares sold                                                       120,153
--------------------------------------------------------------------------------
  Dividends                                                              572,278
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans         13,498
================================================================================
     Total assets                                                    498,952,925
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Investments purchased                                                2,178,339
--------------------------------------------------------------------------------
  Fund shares reacquired                                               1,167,970
--------------------------------------------------------------------------------
  Foreign currency contracts outstanding                                   3,228
--------------------------------------------------------------------------------
  Collateral upon return of securities loaned                         75,076,593
--------------------------------------------------------------------------------
  Accrued fees to affiliates                                             283,794
--------------------------------------------------------------------------------
  Accrued other operating expenses                                        44,251
--------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                        58,455
================================================================================
     Total liabilities                                                78,812,630
================================================================================
Net assets applicable to shares outstanding                         $420,140,295
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $496,046,482
--------------------------------------------------------------------------------
Undistributed net investment income                                    7,619,139
--------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (62,528,764)
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                               (20,996,562)
================================================================================
                                                                    $420,140,295
________________________________________________________________________________
================================================================================



NET ASSETS:

Series I                                                            $367,923,304
________________________________________________________________________________
================================================================================
Series II                                                           $ 52,216,991
________________________________________________________________________________
================================================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Series I                                                              39,991,215
________________________________________________________________________________
================================================================================
Series II                                                              5,730,515
________________________________________________________________________________
================================================================================
Series I:
  Net asset value per share                                         $       9.20
________________________________________________________________________________
================================================================================
Series II:
  Net asset value per share                                         $       9.11
________________________________________________________________________________
================================================================================



* At June 30, 2009, securities with an aggregate value of $72,706,358 were on loan to brokers.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding
  taxes of $103,148)                      $  3,713,158
------------------------------------------------------
Dividends from affiliated money market
  funds (includes securities lending
  income of $185,175)                          374,901
======================================================
     Total investment income                 4,088,059
======================================================


EXPENSES:

Advisory fees                                1,388,735
------------------------------------------------------
Administrative services fees                   523,053
------------------------------------------------------
Custodian fees                                  10,961
------------------------------------------------------
Distribution fees -- Series II                  57,541
------------------------------------------------------
Transfer agent fees                             11,993
------------------------------------------------------
Trustees' and officers' fees and
  benefits                                      17,003
------------------------------------------------------
Other                                           26,385
======================================================
     Total expenses                          2,035,671
======================================================
Less: Fees waived                              (30,273)
======================================================
     Net expenses                            2,005,398
======================================================
Net investment income                        2,082,661
======================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                    (54,462,698)
------------------------------------------------------
  Foreign currencies                           106,766
------------------------------------------------------
  Foreign currency contracts                  (672,878)
======================================================
                                           (55,028,810)
======================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                     79,124,869
------------------------------------------------------
  Foreign currencies                            (1,808)
------------------------------------------------------
  Foreign currency contracts                   286,851
======================================================
                                            79,409,912
======================================================
Net realized and unrealized gain            24,381,102
======================================================
Net increase in net assets resulting
  from operations                         $ 26,463,763
______________________________________________________
======================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. MID CAP CORE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2009 and the year ended December 31, 2008 (Unaudited)



                                                                             JUNE 30,       DECEMBER 31,
                                                                               2009             2008
--------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $  2,082,661    $   5,619,494
--------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                  (55,028,810)      (7,003,370)
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                       79,409,912     (172,441,157)
========================================================================================================
     Net increase (decrease) in net assets resulting from operations         26,463,763     (173,825,033)
========================================================================================================
Distributions to shareholders from net investment income:
  Series I                                                                           --       (7,372,511)
--------------------------------------------------------------------------------------------------------
  Series II                                                                          --         (829,282)
========================================================================================================
     Total distributions from net investment income                                 --        (8,201,793)
========================================================================================================
Distributions to shareholders from net realized gains:
  Series I                                                                           --      (53,615,148)
--------------------------------------------------------------------------------------------------------
  Series II                                                                          --       (7,340,647)
========================================================================================================
     Total distributions from net realized gains                                    --       (60,955,795)
========================================================================================================
Share transactions-net:
  Series I                                                                   (8,332,892)     (19,282,609)
--------------------------------------------------------------------------------------------------------
  Series II                                                                     732,110       (1,143,742)
========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          (7,600,782)     (20,426,351)
========================================================================================================
     Net increase (decrease) in net assets                                   18,862,981     (263,408,972)
========================================================================================================


NET ASSETS:

  Beginning of period                                                       401,277,314      664,686,286
========================================================================================================
  End of period (includes undistributed net investment income of
     $7,619,139 and $5,536,478, respectively)                              $420,140,295    $ 401,277,314
________________________________________________________________________________________________________
========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. MID CAP CORE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Mid Cap Core Equity Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-one separate portfolios, (each constituting a "Fund"). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

  The Fund's investment objective is long-term growth of capital.

  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products").

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.


AIM V.I. MID CAP CORE EQUITY FUND

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, management monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are available for issuance. Such events and transactions are monitored through the date of the report of independent registered public accounting firm for audited periods and 45 days from the period end date for all other periods.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are

AIM V.I. MID CAP CORE EQUITY FUND
      included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The maximum risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $500 million                                           0.725%
-------------------------------------------------------------------
Next $500 million                                            0.70%
-------------------------------------------------------------------
Next $500 million                                            0.675%
-------------------------------------------------------------------
Over $1.5 billion                                            0.65%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through at least April 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. The Advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.

  Further, the Advisor has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended June 30, 2009, the Advisor waived advisory fees of $30,273.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2009, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco Aim for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2009, Invesco Aim was paid $49,015 for accounting and fund administrative services and reimbursed $474,037 for services provided by insurance companies.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the

AIM V.I. MID CAP CORE EQUITY FUND
course of providing such services. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2009, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                LEVEL 1         LEVEL 2       LEVEL 3         TOTAL
----------------------------------------------------------------------------------------------------------------------
Equity Securities                                            $474,785,520     $21,334,892       $--       $496,120,412
______________________________________________________________________________________________________________________
======================================================================================================================



NOTE 4--DERIVATIVE INVESTMENTS

Effective with the beginning of the Fund's fiscal year, the Fund has adopted the provisions of FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. The adoption of this provision has no impact on the results of operations reported in the financial statements.

VALUE OF DERIVATIVE INSTRUMENTS AT PERIOD-END

The Table below summarizes the value of the Fund's derivative instruments, detailed by primary risk exposure, held as of June 30, 2009:

                                                                                       VALUE
                                                                              ----------------------
RISK EXPOSURE/DERIVATIVE TYPE                                                 ASSETS     LIABILITIES
----------------------------------------------------------------------------------------------------
Currency risk(a)
  Foreign currency contracts                                                    $--        $(3,228)
____________________________________________________________________________________________________
====================================================================================================



(a) Value is disclosed on the Statement of Assets and Liabilities under Foreign currency contracts outstanding.

EFFECT OF DERIVATIVE INSTRUMENTS FOR THE SIX MONTHS ENDED JUNE 30, 2009

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

                                                                           LOCATION OF GAIN (LOSS) ON
                                                                            STATEMENT OF OPERATIONS
                                                                          ---------------------------
                                                                          FOREIGN CURRENCY CONTRACTS*
-----------------------------------------------------------------------------------------------------
Realized Gain (Loss) - Currency risk                                               $(672,878)
-----------------------------------------------------------------------------------------------------
Change in Unrealized Appreciation - Currency risk                                  $ 286,851
=====================================================================================================
Total                                                                              $(386,027)
_____________________________________________________________________________________________________
=====================================================================================================



* The average value outstanding of foreign currency contracts during the period was $4,674,779.


AIM V.I. MID CAP CORE EQUITY FUND

FOREIGN CURRENCY CONTRACTS AT PERIOD-END


                                         OPEN FOREIGN CURRENCY CONTRACTS
-----------------------------------------------------------------------------------------------------------------
                                                CONTRACT TO                                          UNREALIZED
SETTLEMENT                       ----------------------------------------                           APPRECIATION
DATE                                 DELIVER                 RECEIVE                VALUE          (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------

9/04/09                           GBP  2,925,000         USD    4,807,648        $4,810,876           $ (3,228)
=================================================================================================================
  Total open foreign
     currency contracts                                                                               $ (3,228)
=================================================================================================================





Currency Abbreviations:
GBP  - British Pound Sterling
USD  - U.S. Dollar


NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2009, the Fund paid legal fees of $1,922 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of December 31, 2008.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2009 was $77,424,342 and $98,936,183, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $ 28,866,121
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (52,364,369)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $(23,498,248)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $519,618,660.




AIM V.I. MID CAP CORE EQUITY FUND

NOTE 9--SHARE INFORMATION


                                                                               SUMMARY OF SHARE ACTIVITY
-------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   JUNE 30, 2009(a)                DECEMBER 31, 2008
                                                             ---------------------------     ----------------------------
                                                               SHARES          AMOUNT          SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                    2,237,729     $ 18,342,257      1,980,935     $  25,879,573
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                   1,224,556       10,400,019      2,495,197        33,372,144
=========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                           --               --      7,277,763        60,987,657
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                          --               --        983,144         8,169,929
=========================================================================================================================
Reacquired:
  Series I                                                   (3,329,920)     (26,675,149)    (8,365,253)     (106,149,839)
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                  (1,188,204)      (9,667,909)    (3,256,102)      (42,685,815)
=========================================================================================================================
Net increase (decrease) in share activity                    (1,055,839)    $ (7,600,782)     1,115,684     $ (20,426,351)
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 74% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


AIM V.I. MID CAP CORE EQUITY FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET      NET     ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,   INVESTMENT      (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING    INCOME     REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD    (LOSS)     UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
SERIES I
Six months ended 06/30/09    $ 8.59     $ 0.05(c)     $ 0.56       $ 0.61      $   --        $   --         $   --       $ 9.20
Year ended 12/31/08           14.57       0.14(c)      (4.33)       (4.19)      (0.22)        (1.57)         (1.79)        8.59
Year ended 12/31/07           13.52       0.19          1.11         1.30       (0.04)        (0.21)         (0.25)       14.57
Year ended 12/31/06           13.61       0.14          1.39         1.53       (0.14)        (1.48)         (1.62)       13.52
Year ended 12/31/05           13.11       0.06          0.94         1.00       (0.07)        (0.43)         (0.50)       13.61
Year ended 12/31/04           12.06       0.03          1.63         1.66       (0.02)        (0.59)         (0.61)       13.11
---------------------------------------------------------------------------------------------------------------------------------
SERIES II
Six months ended 06/30/09      8.52       0.04(c)       0.55         0.59          --            --             --         9.11
Year ended 12/31/08           14.45       0.10(c)      (4.28)       (4.18)      (0.18)        (1.57)         (1.75)        8.52
Year ended 12/31/07           13.42       0.13          1.12         1.25       (0.01)        (0.21)         (0.22)       14.45
Year ended 12/31/06           13.52       0.10          1.38         1.48       (0.10)        (1.48)         (1.58)       13.42
Year ended 12/31/05           13.04       0.03          0.92         0.95       (0.04)        (0.43)         (0.47)       13.52
Year ended 12/31/04           12.01      (0.00)         1.62         1.62       (0.00)        (0.59)         (0.59)       13.04
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                          RATIO OF          RATIO OF
                                                          EXPENSES          EXPENSES
                                                         TO AVERAGE      TO AVERAGE NET   RATIO OF NET
                                                         NET ASSETS      ASSETS WITHOUT    INVESTMENT
                                        NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS    INCOME (LOSS)
                             TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES    TO AVERAGE    PORTFOLIO
                           RETURN(a)  (000S OMITTED)      ABSORBED          ABSORBED       NET ASSETS   TURNOVER(b)
-------------------------------------------------------------------------------------------------------------------
SERIES I
Six months ended 06/30/09      7.10%     $367,923           1.01%(d)          1.03%(d)        1.12%(d)       23%
Year ended 12/31/08          (28.52)      352,788           1.01              1.04            1.05           62
Year ended 12/31/07            9.55       585,608           1.00              1.01            1.23           62
Year ended 12/31/06           11.24       581,154           1.04              1.04            0.93           83
Year ended 12/31/05            7.62       584,860           1.03              1.03            0.50           70
Year ended 12/31/04           13.82       496,606           1.04              1.04            0.25           55
-------------------------------------------------------------------------------------------------------------------
SERIES II
Six months ended 06/30/09      6.92        52,217           1.26(d)           1.28(d)         0.87(d)        23
Year ended 12/31/08          (28.68)       48,489           1.26              1.29            0.80           62
Year ended 12/31/07            9.29        79,079           1.25              1.26            0.98           62
Year ended 12/31/06           10.98        56,766           1.29              1.29            0.68           83
Year ended 12/31/05            7.27        50,380           1.28              1.28            0.25           70
Year ended 12/31/04           13.57        33,495           1.29              1.29           (0.00)          55
___________________________________________________________________________________________________________________
===================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)   Calculated using average shares outstanding.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $339,860 and $46,414 for Series I and Series II shares, respectively.


AIM V.I. MID CAP CORE EQUITY FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
    Series I        $1,000.00      $1,071.00       $5.19       $1,019.79       $5.06        1.01%
---------------------------------------------------------------------------------------------------
    Series II        1,000.00       1,069.20        6.46        1,018.55        6.31        1.26
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009 through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM V.I. MID CAP CORE EQUITY FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the Board) of AIM        In addition to their meetings             particular factor that was controlling.
Variable Insurance Funds is required under   throughout the year, the Sub-Committees      Each Trustee may have evaluated the
the Investment Company Act of 1940 to        meet at designated contract renewal          information provided differently from
approve annually the renewal of the AIM      meetings each year to conduct an in-depth    another Trustee and attributed different
V.I. Mid Cap Core Equity Fund (the Fund)     review of the performance, fees, expenses,   weight to the various factors. The
investment advisory agreement with Invesco   and other matters related to their           Trustees recognized that the advisory
Aim Advisors, Inc. (Invesco Aim) and the     assigned funds. During the contract          arrangements and resulting advisory fees
Master Intergroup Sub-Advisory Contract      renewal process, the Trustees receive        for the Fund and the other AIM Funds are
for Mutual Funds (the sub-advisory           comparative performance and fee data         the result of years of review and
contracts) with Invesco Asset Management     regarding the AIM Funds prepared by an       negotiation between the Trustees and
Deutschland GmbH, Invesco Asset Management   independent company, Lipper, Inc.            Invesco Aim, that the Trustees may focus
Limited, Invesco Asset Management (Japan)    (Lipper), under the direction and            to a greater extent on certain aspects of
Limited, Invesco Australia Limited,          supervision of the Senior Officer who also   these arrangements in some years than in
Invesco Global Asset Management (N.A.),      prepares a separate analysis of this         others, and that the Trustees'
Inc., Invesco Hong Kong Limited, Invesco     information for the Trustees. Each           deliberations and conclusions in a
Institutional (N.A.), Inc., Invesco Senior   Sub-Committee then makes recommendations     particular year may be based in part on
Secured Management, Inc. and Invesco         to the Investments Committee regarding the   their deliberations and conclusions
Trimark Ltd. (collectively, the Affiliated   fees and expenses of their assigned funds.   regarding these same arrangements
Sub-Advisers). During contract renewal       The Investments Committee considers each     throughout the year and in prior years.
meetings held on June 16-17, 2009, the       Sub-Committee's recommendations and makes
Board as a whole, and the disinterested or   its own recommendations regarding the fees      The discussion below serves as a
"independent" Trustees voting separately,    and expenses of the AIM Funds to the full    summary of the Senior Officer's
approved the continuance of the Fund's       Board. The Investments Committee also        independent written evaluation with
investment advisory agreement and the        considers each Sub-Committee's               respect to the Fund's investment advisory
sub-advisory contracts for another year,     recommendations in making its annual         agreement as well as a discussion of the
effective July 1, 2009. In doing so, the     recommendation to the Board whether to       material factors and related conclusions
Board determined that the Fund's             approve the continuance of each AIM Fund's   that formed the basis for the Board's
investment advisory agreement and the        investment advisory agreement and            approval of the Fund's investment advisory
sub-advisory contracts are in the best       sub-advisory contracts for another           agreement and sub-advisory contracts.
interests of the Fund and its shareholders   year.                                        Unless otherwise stated, information set
and that the compensation to Invesco Aim                                                  forth below is as of June 17, 2009, and
and the Affiliated Sub-Advisers under the       The independent Trustees met separately   does not reflect any changes that may have
Fund's investment advisory agreement and     during their evaluation of the Fund's        occurred since that date, including but
sub-advisory contracts is fair and           investment advisory agreement and            not limited to changes to the Fund's
reasonable.                                  sub-advisory contracts with independent      performance, advisory fees, expense
                                             legal counsel. The independent Trustees      limitations and/or fee waivers.
THE BOARD'S FUND EVALUATION PROCESS          were also assisted in their annual
The Board's Investments Committee has        evaluation of the Fund's investment          FACTORS AND CONCLUSIONS AND SUMMARY OF
established three Sub-Committees that are    advisory agreement by the Senior Officer.    INDEPENDENT WRITTEN FEE EVALUATION
responsible for overseeing the management    One responsibility of the Senior Officer
of a number of the series portfolios of      is to manage the process by which the AIM       A. Nature, Extent and Quality of
the AIM Funds. This Sub-Committee            Funds' proposed management fees are                Services Provided by Invesco Aim
structure permits the Trustees to focus on   negotiated during the annual contract
the performance of the AIM Funds that have   renewal process to ensure that they are      The Board reviewed the advisory services
been assigned to them. The Sub-Committees    negotiated in a manner that is at arms'      provided to the Fund by Invesco Aim under
meet throughout the year to review the       length and reasonable. Accordingly, the      the Fund's investment advisory agreement,
performance of their assigned funds, and     Senior Officer must either supervise a       the performance of Invesco Aim in
the Sub-Committees review monthly and        competitive bidding process or prepare an    providing these services, and the
quarterly comparative performance            independent written evaluation. The Senior   credentials and experience of the officers
information and periodic asset flow data     Officer recommended that an independent      and employees of Invesco Aim who provide
for their assigned funds. These materials    written evaluation be provided and, at the   these services. The Board's review of the
are prepared under the direction and         direction of the Board, prepared an          qualifications of Invesco Aim to provide
supervision of the independent Senior        independent written evaluation.              these services included the Board's
Officer, an officer of the AIM Funds who                                                  consideration of Invesco Aim's portfolio
reports directly to the independent             During the annual contract renewal        and product review process, various back
Trustees. Over the course of each year,      process, the Board considered the factors    office support functions provided by
the Sub-Committees meet with portfolio       discussed below in evaluating the fairness   Invesco Aim and its affiliates, and
managers for their assigned funds and        and reasonableness of the Fund's             Invesco Aim's equity and fixed income
other members of management and review       investment advisory agreement and            trading operations. The Board concluded
with these individuals the performance,      sub-advisory contracts. The Board            that the nature, extent and quality of the
investment objective(s), policies,           considered all of the information provided   advisory services provided to the Fund by
strategies and limitations of these funds.   to them, including information provided at   Invesco Aim are appropriate and that
                                             their meetings throughout the year as part   Invesco Aim currently is providing
                                             of their ongoing oversight of the Fund,      satisfactory advisory services in
                                             and did not identify any                     accordance with the terms of the Fund's
                                                                                          investment advisory

AIM V.I. MID CAP CORE EQUITY FUND                                                                                          continued

agreement. In addition, based on their          C. Fund Performance                       market downturn that occurred in the
ongoing meetings throughout the year with                                                 fourth quarter of 2008.
the Fund's portfolio manager or managers,    The Board considered fund performance as a
the Board concluded that these individuals   relevant factor in considering whether to       The Board also compared the Fund's
are competent and able to continue to        approve the investment advisory agreement.   effective fee rate (the advisory fee after
carry out their responsibilities under the   The Board did not view fund performance as   any advisory fee waivers and before any
Fund's investment advisory agreement.        a relevant factor in considering whether     expense limitations/waivers) to the
                                             to approve the sub-advisory contracts for    advisory fee rates of other domestic
   In determining whether to continue the    the Fund, as no Affiliated Sub-Adviser       clients of Invesco Aim and its affiliates
Fund's investment advisory agreement, the    currently manages assets of the Fund.        with investment strategies comparable to
Board considered the prior relationship                                                   those of the Fund, including one mutual
between Invesco Aim and the Fund, as well       The Board compared the Fund's             fund advised by Invesco Aim. The Board
as the Board's knowledge of Invesco Aim's    performance during the past one, three and   noted that the Fund's rate was above the
operations, and concluded that it is         five calendar years to the performance of    effective fee rate for the other mutual.
beneficial to maintain the current           all funds in the Lipper performance
relationship, in part, because of such       universe that are not managed by Invesco        Additionally, the Board compared the
knowledge. The Board also considered the     Aim or an Affiliated Sub-Adviser, and        Fund's effective fee rate to the effective
steps that Invesco Aim and its affiliates    against the Lipper VA Underlying Funds -     fee rates paid by numerous separately
continue to take to improve the quality      Mid-Cap Core Index. The Board noted that     managed accounts/wrap accounts advised by
and efficiency of the services they          the Fund's performance was in the first      an Invesco Aim affiliate. The Board noted
provide to the AIM Funds in the areas of     quintile of its performance universe for     that the Fund's rate was above the rates
investment performance, product line         the one, three and five year periods (the    for all but three of the separately
diversification, distribution, fund          first quintile being the best performing     managed accounts/wrap accounts. The Board
operations, shareholder services and         funds and the fifth quintile being the       considered that management of the
compliance. The Board concluded that the     worst performing funds). The Board noted     separately managed accounts/wrap accounts
quality and efficiency of the services       that the Fund's performance was above the    by the Invesco Aim affiliate involves
Invesco Aim and its affiliates provide to    performance of the Index for the one,        different levels of services and different
the AIM Funds in each of these areas         three and five year periods. Although the    operational and regulatory requirements
support the Board's approval of the          independent written evaluation of the        than Invesco Aim's management of the Fund.
continuance of the Fund's investment         Fund's Senior Officer only considered Fund   The Board concluded that these differences
advisory agreement.                          performance through the most recent          are appropriately reflected in the fee
                                             calendar year, the Board also reviewed       structure for the Fund.
   B. Nature, Extent and Quality of          more recent Fund performance and this
      Services Provided by Affiliated        review did not change their conclusions.        The Board noted that Invesco Aim has
      Sub-Advisers                           The Board noted that, in response to the     contractually agreed to waive fees and/or
                                             Board's focus on fund performance, Invesco   limit expenses of the Fund through at
The Board reviewed the services provided     Aim has taken a number of actions intended   least April 30, 2010 in an amount
by the Affiliated Sub-Advisers under the     to improve the investment process for the    necessary to limit total annual operating
sub-advisory contracts and the credentials   funds.                                       expenses to a specified percentage of
and experience of the officers and                                                        average daily net assets for each class of
employees of the Affiliated Sub-Advisers        D. Advisory and Sub-Advisory Fees and     the Fund. The Board noted that at the
who provide these services. The Board              Fee Waivers                            current expense ratio for the Fund, this
concluded that the nature, extent and                                                     expense waiver does not have any impact.
quality of the services provided by the      The Board compared the Fund's contractual
Affiliated Sub-Advisers are appropriate.     advisory fee rate to the contractual            The Board also considered the services
The Board noted that the Affiliated          advisory fee rates of funds in the Fund's    provided by the Affiliated Sub-Advisers
Sub-Advisers, which have offices and         Lipper expense group that are not managed    pursuant to the sub-advisory contracts and
personnel that are geographically            by Invesco Aim or an Affiliated              the services provided by Invesco Aim
dispersed in financial centers around the    Sub-Adviser, at a common asset level. The    pursuant to the Fund's advisory agreement,
world, can provide research and other        Board noted that the Fund's contractual      as well as the allocation of fees between
information and make recommendations on      advisory fee rate was below the median       Invesco Aim and the Affiliated
the markets and economies of various         contractual advisory fee rate of funds in    Sub-Advisers pursuant to the sub-advisory
countries and securities of companies        its expense group. The Board also reviewed   contracts. The Board noted that the
located in such countries or on various      the methodology used by Lipper in            sub-advisory fees have no direct effect on
types of investments and investment          determining contractual fee rates, which     the Fund or its shareholders, as they are
techniques. The Board concluded that the     includes using audited financial data from   paid by Invesco Aim to the Affiliated
sub-advisory contracts benefit the Fund      the most recent annual report of each fund   Sub-Advisers, and that Invesco Aim and the
and its shareholders by permitting Invesco   in the expense group that was publicly       Affiliated Sub-Advisers are affiliates.
Aim to utilize the additional resources      available as of the end of the past
and talent of the Affiliated Sub-Advisers    calendar year. The Board noted that some        After taking account of the Fund's
in managing the Fund.                        comparative data was at least one year old   contractual advisory fee rate, the
                                             and did not reflect the                      contractual sub-advisory fee rate, the
                                                                                          comparative advisory fee information
                                                                                          discussed above,

AIM V.I. MID CAP CORE EQUITY FUND                                                                                          continued

the expense limitations and other relevant   obligations under the Fund's investment      procedures approved by the Board. The
factors, the Board concluded that the        advisory agreement, and concluded that       Board noted that Invesco Aim will receive
Fund's advisory and sub-advisory fees are    Invesco Aim has the financial resources      advisory fees from these affiliated money
fair and reasonable.                         necessary to fulfill these obligations.      market funds attributable to such
                                             The Board also considered whether each       investments, although Invesco Aim has
   E. Economies of Scale and Breakpoints     Affiliated Sub-Adviser is financially        contractually agreed to waive through at
                                             sound and has the resources necessary to     least June 30, 2010, the advisory fees
The Board considered the extent to which     perform its obligations under the            payable by the Fund in an amount equal to
there are economies of scale in the          sub-advisory contracts, and concluded that   100% of the net advisory fee Invesco Aim
provision of advisory services to the        each Affiliated Sub-Adviser has the          receives from the affiliated money market
Fund. The Board also considered whether      financial resources necessary to fulfill     funds with respect to the Fund's
the Fund benefits from such economies of     these obligations.                           investment in the affiliated money market
scale through contractual breakpoints in                                                  funds of uninvested cash, but not cash
the Fund's advisory fee schedule. The           G. Collateral Benefits to Invesco Aim     collateral. The Board concluded that the
Board noted that the Fund's contractual            and its Affiliates                     Fund's investment of uninvested cash and
advisory fee schedule includes three                                                      cash collateral from any securities
breakpoints, but that due to the Fund's      The Board considered various other           lending arrangements in the affiliated
asset level at the end of the past           benefits received by Invesco Aim and its     money market funds is in the best
calendar year, the Fund is not currently     affiliates resulting from Invesco Aim's      interests of the Fund and its
benefiting from the breakpoints. Based on    relationship with the Fund, including the    shareholders.
this information, the Board concluded that   fees received by Invesco Aim and its
the Fund's advisory fees would reflect       affiliates for their provision of
economies of scale at higher asset levels.   administrative, transfer agency and
The Board also noted that the Fund shares    distribution services to the Fund. The
directly in economies of scale through       Board considered the performance of
lower fees charged by third party service    Invesco Aim and its affiliates in
providers based on the combined size of      providing these services and the
all of the AIM Funds and affiliates.         organizational structure employed by
                                             Invesco Aim and its affiliates to provide
   F. Profitability and Financial            these services. The Board also considered
      Resources                              that these services are provided to the
                                             Fund pursuant to written contracts that
The Board reviewed information from          are reviewed and approved on an annual
Invesco Aim concerning the costs of the      basis by the Board. The Board concluded
advisory and other services that Invesco     that Invesco Aim and its affiliates are
Aim and its affiliates provide to the Fund   providing these services in a satisfactory
and the profitability of Invesco Aim and     manner and in accordance with the terms of
its affiliates in providing these            their contracts, and are qualified to
services. The Board also reviewed            continue to provide these services to the
information concerning the financial         Fund.
condition of Invesco Aim and its
affiliates. The Board reviewed with             The Board considered the benefits
Invesco Aim the methodology used to          realized by Invesco Aim and the Affiliated
prepare the profitability information. The   Sub-Advisers as a result of portfolio
Board considered the overall profitability   brokerage transactions executed through
of Invesco Ltd., the ultimate parent of      "soft dollar" arrangements. The Board
Invesco Aim and the Affiliated               noted that soft dollar arrangements shift
Sub-Advisers, and of Invesco Aim, as well    the payment obligation for research and
as the profitability of Invesco Aim in       execution services from Invesco Aim and
connection with managing the Fund. The       the Affiliated Sub-Advisers to the funds
Board noted that Invesco Aim continues to    and therefore may reduce Invesco Aim's and
operate at a net profit, although the        the Affiliated Sub-Advisers' expenses. The
reduction of assets under management as a    Board concluded that Invesco Aim's and the
result of market movements and the           Affiliated Sub-Advisers' soft dollar
increase in voluntary fee waivers for        arrangements are appropriate. The Board
affiliated money market funds have reduced   also concluded that, based on their review
the profitability of Invesco Aim and its     and representations made by the Chief
affiliates. The Board concluded that the     Compliance Officer of Invesco Aim, these
Fund's fees are fair and reasonable, and     arrangements are consistent with
that the level of profits realized by        regulatory requirements.
Invesco Aim and its affiliates from
providing services to the Fund is not           The Board considered the fact that the
excessive in light of the nature, quality    Fund's uninvested cash and cash collateral
and extent of the services provided. The     from any securities lending arrangements
Board considered whether Invesco Aim is      may be invested in money market funds
financially sound and has the resources      advised by Invesco Aim pursuant to
necessary to perform its

AIM V.I. MID CAP CORE EQUITY FUND

[INVESCO AIM LOGO]           AIM V.I. MONEY MARKET FUND
 - SERVICE MARK -            Semiannual Report to Shareholders - June 30, 2009

                                         [MOUNTAIN GRAPHIC]

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The
SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco Aim Web site, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

Invesco Aim Distributors, Inc.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

PERFORMANCE SUMMARY

As of June 30, 2009, the seven-day SEC yield on the Fund's Series I shares was 0.05% and the seven-day SEC yield on the Fund's Series II shares was 0.05%. Had fees not been waived, seven-day SEC yields for the Fund's Series I and Series II shares would have been 0.00% and -1.95%, respectively.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE SEE YOUR VARIABLE PRODUCT ISSUER OR FINANCIAL ADVISOR FOR THE MOST RECENT MONTH-END VARIABLE PRODUCT PERFORMANCE. PERFORMANCE FIGURES REFLECT FUND EXPENSES, REINVESTED DISTRIBUTIONS AND CHANGES IN NET ASSET VALUE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES.

     AIM V.I. MONEY MARKET FUND, A SERIES PORTFOLIO OF AIM VARIABLE INSURANCE FUNDS, IS CURRENTLY OFFERED THROUGH INSURANCE COMPANIES ISSUING VARIABLE PRODUCTS. YOU CANNOT PURCHASE SHARES OF THE FUND DIRECTLY. PERFORMANCE FIGURES GIVEN REPRESENT THE FUND AND ARE NOT INTENDED TO REFLECT ACTUAL VARIABLE PRODUCT VALUES. THEY DO NOT REFLECT SALES CHARGES, EXPENSES AND FEES ASSESSED IN CONNECTION WITH A VARIABLE PRODUCT. SALES CHARGES, EXPENSES AND FEES, WHICH ARE DETERMINED BY THE VARIABLE PRODUCT ISSUERS, WILL VARY AND WILL LOWER THE TOTAL RETURN.

     THE MOST RECENT MONTH-END PERFORMANCE DATA AT THE FUND LEVEL, EXCLUDING VARIABLE PRODUCT CHARGES, IS AVAILABLE ON THE INVESCO AIM AUTOMATED INFORMATION LINE, 866 702 4402. AS MENTIONED ABOVE, FOR THE MOST RECENT MONTH-END PERFORMANCE INCLUDING VARIABLE PRODUCT CHARGES, PLEASE CONTACT YOUR VARIABLE PRODUCT ISSUER OR FINANCIAL ADVISOR.

AIM V.I. MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

June 30, 2009
(Unaudited)




                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)         VALUE
-----------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-71.18%(a)

=====================================================================================================



ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-14.95%

Old Line Funding, LLC(b)                               0.30%     07/09/09      $2,000     $ 1,999,867
-----------------------------------------------------------------------------------------------------
Ranger Funding Co., LLC(b)                             0.32%     07/22/09       1,029       1,028,808
-----------------------------------------------------------------------------------------------------
Sheffield Receivables Corp.(b)                         0.30%     08/10/09       2,000       1,999,333
-----------------------------------------------------------------------------------------------------
Thunder Bay Funding, LLC(b)                            0.65%     07/06/09       1,500       1,499,865
=====================================================================================================
                                                                                            6,527,873
=====================================================================================================



ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-4.58%

Concord Minutemen Capital Co., LLC-Series A,
  (Multi CEP's-Liberty Hampshire Co., LLC;
  agent)(b)                                            0.85%     07/01/09       2,000       2,000,000
=====================================================================================================



ASSET-BACKED SECURITIES-MULTI-PURPOSE-13.90%

Gemini Securitization Corp., LLC(b)                    0.50%     08/05/09       1,072       1,071,479
-----------------------------------------------------------------------------------------------------
Gemini Securitization Corp., LLC(b)                    0.50%     08/11/09       1,000         999,430
-----------------------------------------------------------------------------------------------------
Mont Blanc Capital Corp.(b)(c)                         0.35%     07/10/09       2,000       1,999,825
-----------------------------------------------------------------------------------------------------
Regency Markets No. 1, LLC(b)(c)                       0.37%     08/10/09       2,000       1,999,178
=====================================================================================================
                                                                                            6,069,912
=====================================================================================================



ASSET-BACKED SECURITIES-SECURITIES-13.73%

Cancara Asset Securitisation Ltd./LLC(b)(c)            0.70%     07/21/09       2,000       1,999,222
-----------------------------------------------------------------------------------------------------
Newport Funding Corp.(b)                               0.62%     07/16/09       2,000       1,999,484
-----------------------------------------------------------------------------------------------------
Tempo Finance Ltd./Corp.(b)(c)                         1.25%     07/01/09       2,000       2,000,000
=====================================================================================================
                                                                                            5,998,706
=====================================================================================================


DIVERSIFIED BANKS-19.44%

ABN-AMRO North America Finance Inc.(c)                 0.50%     07/24/09       2,000       1,999,361
-----------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria, S.A.(c)               1.21%     10/14/09       1,000         996,471
-----------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria, S.A.(c)               1.02%     11/13/09       1,000         996,175
-----------------------------------------------------------------------------------------------------
BNP Paribas Finance Inc.(c)                            0.18%     07/07/09       2,000       1,999,940
-----------------------------------------------------------------------------------------------------
Calyon North America Inc.(c)                           0.62%     07/14/09       1,500       1,499,664
-----------------------------------------------------------------------------------------------------
Societe Generale North America, Inc.(c)                0.50%     07/20/09       1,000         999,736
=====================================================================================================
                                                                                            8,491,347
=====================================================================================================


REGIONAL BANKS-4.58%

Westpac Banking Corp.(b)(c)                            0.62%     08/06/09       2,000       1,998,760
=====================================================================================================
  Total Commercial Paper (Cost $31,086,598)                                                31,086,598
=====================================================================================================


CERTIFICATES OF DEPOSIT-16.29%

Lloyds TSB Bank PLC                                    0.61%     07/15/09       2,115       2,115,090
-----------------------------------------------------------------------------------------------------
Royal Bank of Canada(d)                                0.82%     12/16/09       2,000       2,000,000
-----------------------------------------------------------------------------------------------------
Societe Generale                                       0.88%     08/20/09       1,000       1,000,000
-----------------------------------------------------------------------------------------------------
Toronto-Dominion Bank                                  1.90%     10/02/09       1,000       1,000,025
-----------------------------------------------------------------------------------------------------
Toronto-Dominion Bank                                  1.40%     12/11/09       1,000       1,000,000
=====================================================================================================
  Total Certificates of Deposit (Cost $7,115,115)                                           7,115,115
=====================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. MONEY MARKET FUND

                                                                             PRINCIPAL
                                                     INTEREST    MATURITY      AMOUNT
                                                       RATE        DATE        (000)         VALUE
-----------------------------------------------------------------------------------------------------

VARIABLE RATE DEMAND NOTES-4.18%(d)(e)

LETTER OF CREDIT ENHANCED-4.18%(F)

Benjamin Rose Institute (The) (Kethley House);
  Series 2005, Taxable Notes (LOC-JPMorgan Chase
  Bank, N.A.) (Cost $1,828,000)                        1.56%     12/01/28      $1,828     $ 1,828,000
=====================================================================================================
  TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-91.65% (Cost $40,029,713)                                                    40,029,713
=====================================================================================================





                                                                         REPURCHASE
                                                                           AMOUNT

REPURCHASE AGREEMENTS-8.15%(g)

Wachovia Bank, N.A., Joint agreement dated
  06/30/09 aggregate maturing value $500,001,806
  (collateralized by U.S. Government sponsored
  agency obligations valued at $510,001,056; 0%-
  8.43%, 09/30/09-08/06/38), (Cost $3,559,601)       0.13%   07/01/09    $3,559,614    $ 3,559,601
==================================================================================================
TOTAL INVESTMENTS(h)(i)--99.80% (Cost $43,589,314)                                      43,589,314
==================================================================================================
OTHER ASSETS LESS LIABILITIES-0.20%                                                         86,539
==================================================================================================
NET ASSETS-100.00%                                                                     $43,675,853
__________________________________________________________________________________________________
==================================================================================================




Investment Abbreviations:

CEP  - Credit Enhancement Provider
LOC  - Letter of Credit


Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2009 was $22,595,251, which represented 51.73% of the Fund's Net Assets.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 13.7%; France: 10.3%; Netherlands: 9.2%; other countries less than 5% each: 9.1%.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2009.
(e) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2009.
(f) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)   Principal amount equals value at period end. See Note 1I.
(h)   Also represents cost for federal income tax purposes.
(i) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

PORTFOLIO COMPOSITION*

Number of days to Maturity
as of June 30, 2009



-------------------------------------------------------------------------
1-7                                                                  29.6%
-------------------------------------------------------------------------
8-30                                                                 35.8
-------------------------------------------------------------------------
31-90                                                                25.4
-------------------------------------------------------------------------
91-180                                                                9.2
_________________________________________________________________________
=========================================================================



* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009
(Unaudited)




ASSETS:

Investments, excluding repurchase
  agreements, at value and cost            $40,029,713
------------------------------------------------------
Repurchase agreements, at value and cost     3,559,601
======================================================
     Total investments, at value and
       cost                                 43,589,314
======================================================
Receivables for:
  Fund shares sold                             120,899
------------------------------------------------------
  Interest                                      20,804
------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             28,947
------------------------------------------------------
Other assets                                     4,466
======================================================
     Total assets                           43,764,430
______________________________________________________
======================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                         3,990
------------------------------------------------------
  Accrued fees to affiliates                    17,850
------------------------------------------------------
  Accrued other operating expenses              29,490
------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              37,247
======================================================
     Total liabilities                          88,577
======================================================
Net assets applicable to shares
  outstanding                              $43,675,853
______________________________________________________
======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest              $43,668,716
------------------------------------------------------
Undistributed net investment income              7,137
======================================================
                                           $43,675,853
______________________________________________________
======================================================



NET ASSETS:

Series I                                   $41,688,974
______________________________________________________
======================================================
Series II                                  $ 1,986,879
______________________________________________________
======================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                    41,687,835
______________________________________________________
======================================================
Series II                                    1,986,592
______________________________________________________
======================================================
Series I:
  Net asset value per share                $      1.00
______________________________________________________
======================================================
Series II:
  Net asset value per share                $      1.00
______________________________________________________
======================================================




STATEMENT OF OPERATIONS

For the year ended June 30, 2009
(Unaudited)




INVESTMENT INCOME:

Interest                                    $239,874
====================================================


EXPENSES:

Advisory fees                                 95,522
----------------------------------------------------
Administrative services fees                  67,792
----------------------------------------------------
Custodian fees                                 3,316
----------------------------------------------------
Distribution fees -- Series II                 2,539
----------------------------------------------------
Transfer agent fees                            2,252
----------------------------------------------------
Trustees' and officers' fees and benefits     10,483
----------------------------------------------------
Professional services fees                    14,700
----------------------------------------------------
Other                                         15,219
====================================================
     Total expenses                          211,823
====================================================
Less: Fees waived                            (13,021)
====================================================
     Net expenses                            198,802
====================================================
Net investment income                         41,072
====================================================
Net increase in net assets resulting from
  operations                                $ 41,072
____________________________________________________
====================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2009 and the year ended December 31, 2008 (Unaudited)




                                                                            JUNE 30,       DECEMBER 31,
                                                                              2009             2008
-------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                   $    41,072       $ 1,028,001
=======================================================================================================
Distributions to shareholders from net investment income:
  Series I                                                                    (40,246)         (986,413)
-------------------------------------------------------------------------------------------------------
  Series II                                                                      (826)          (41,588)
=======================================================================================================
     Total distributions from net investment income                           (41,072)       (1,028,001)
=======================================================================================================
Share transactions-net:

  Series I                                                                 (7,315,365)        2,512,068
-------------------------------------------------------------------------------------------------------
  Series II                                                                  (278,686)         (249,612)
=======================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                        (7,594,051)        2,262,456
=======================================================================================================
     Net increase (decrease) in net assets                                 (7,594,051)        2,262,456
=======================================================================================================


NET ASSETS:

  Beginning of period                                                      51,269,904        49,007,448
=======================================================================================================
  End of period (includes undistributed net investment income of $7,137
     and $7,137, respectively)                                            $43,675,853       $51,269,904
_______________________________________________________________________________________________________
=======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Money Market Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-one separate portfolios, (each constituting a "Fund"). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

  The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products").

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

        Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly to separate accounts of participating insurance companies. Distributions from net realized gain, if any, are generally paid annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, management monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are available for issuance. Such events and transactions are

AIM V.I. MONEY MARKET FUND
      monitored through the date of the report of independent registered public accounting firm for audited periods and 45 days from the period end date for all other periods.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The repurchase amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J. TREASURY GUARANTEE PROGRAM -- The Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury's (the "Treasury Department") Temporary Guarantee Program for Money Market Funds (the "Program") as extended except as noted below. Under the Program, the Treasury Department will guarantee shareholders in the Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of liquidation is less than $0.995. On April 7, 2009, the Funds' Board approved the Fund to participate in the final extension of the Program through September 18, 2009.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $250 million                                            0.40%
-------------------------------------------------------------------
Over $250 million                                             0.35%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through at least April 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) extraordinary items, including payments to participate in the United States Treasury Temporary Guarantee Program (the "Program"); (iv) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. The Advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.

  Invesco Aim and/or Invesco Aim Distributors, Inc., ("IADI") voluntarily waived fees and/or reimbursed expenses in order to increase the Fund's yield. Voluntary fee waivers and/or reimbursements may be modified at any time upon consultation with the Board of Trustees without further notice to investors.

  For the six months ended June 30, 2009, Invesco Aim voluntarily waived advisory fees of $11,450 and reimbursed class level expenses of $1,571 for Series II shares.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2009, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco Aim for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing

AIM V.I. MONEY MARKET FUND
participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2009, Invesco Aim was paid $24,795 for accounting and fund administrative services and reimbursed $42,997 for services provided by insurance companies.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2009, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                    LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-----------------------------------------------------------------------------------------------------------------------
Short-term Investments                                                $--       $43,589,314       $--       $43,589,314
_______________________________________________________________________________________________________________________
=======================================================================================================================



NOTE 4--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2009, the Fund paid legal fees of $1,489 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.


AIM V.I. MONEY MARKET FUND

  The Fund did not have a capital loss carryforward as of December 31, 2008.

NOTE 7--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
-------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                    YEAR ENDED
                                                                  JUNE 30, 2009(a)                 DECEMBER 31, 2008
                                                            ----------------------------     ----------------------------
                                                               SHARES          AMOUNT           SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                   10,151,058     $ 10,151,058      34,854,533     $ 34,854,533
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                      51,965           51,965         277,951          277,951
=========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                       40,283           40,283         986,376          986,376
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                         826              826          41,587           41,587
=========================================================================================================================
Reacquired:
  Series I                                                  (17,506,706)     (17,506,706)    (33,328,841)     (33,328,841)
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                    (331,477)        (331,477)       (569,150)        (569,150)
=========================================================================================================================
     Net increase (decrease) in share activity               (7,594,051)    $ (7,594,051)      2,262,456     $  2,262,456
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 86% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                                                     RATIO OF
                            NET ASSET               DIVIDENDS                                          RATIO OF   NET INVESTMENT
                              VALUE,       NET      FROM NET    NET ASSET               NET ASSETS,    EXPENSES      INCOME TO
                            BEGINNING  INVESTMENT  INVESTMENT  VALUE, END    TOTAL     END OF PERIOD  TO AVERAGE      AVERAGE
                            OF PERIOD    INCOME      INCOME     OF PERIOD  RETURN(a)  (000S OMITTED)  NET ASSETS    NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
SERIES I
Six months ended 06/30/09     $1.00       $0.00(b)   $(0.00)      $1.00       0.09%       $41,689        0.83%(c)(d)   0.17%(c)
Year ended 12/31/08            1.00        0.02(b)    (0.02)       1.00       2.04         49,004        0.86          2.02
Year ended 12/31/07            1.00        0.04       (0.04)       1.00       4.54         46,492        0.86          4.45
Year ended 12/31/06            1.00        0.04       (0.04)       1.00       4.27         43,568        0.90          4.20
Year ended 12/31/05            1.00        0.02       (0.02)       1.00       2.51         44,923        0.82          2.46
Year ended 12/31/04            1.00        0.01       (0.01)       1.00       0.69         54,008        0.75          0.67
--------------------------------------------------------------------------------------------------------------------------------
SERIES II
Six months ended 06/30/09      1.00        0.00(b)    (0.00)       1.00       0.04          1,987        0.93(c)(d)    0.07(c)
Year ended 12/31/08            1.00        0.02(b)    (0.02)       1.00       1.78          2,266        1.11          1.77
Year ended 12/31/07            1.00        0.04       (0.04)       1.00       4.28          2,515        1.11          4.20
Year ended 12/31/06            1.00        0.04       (0.04)       1.00       4.01          2,341        1.15          3.95
Year ended 12/31/05            1.00        0.02       (0.02)       1.00       2.26          3,080        1.07          2.21
Year ended 12/31/04            1.00        0.00       (0.00)       1.00       0.44          6,076        1.00          0.42
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns, if applicable.
(b)  Calculated using average shares outstanding.
(c) Ratios are annualized and based on average daily net assets (000's omitted) of $46,108 and $2,048 for Series I and Series II shares, respectively.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.88% and 1.13% for Series I and Series II shares, respectively.



AIM V.I. MONEY MARKET FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
    Series I        $1,000.00      $1,000.90       $4.12       $1,020.68       $4.16        0.83%
---------------------------------------------------------------------------------------------------
    Series II        1,000.00       1,000.40        4.61        1,020.18        4.66        0.93
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009 through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM V.I. MONEY MARKET FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the Board) of AIM Variable Insurance Funds required under the Investment Company Act of 1940 to approve annually the renewal of the AIM V.I. Money Market Fund (the Fund) investment advisory agreement with Invesco Aim Advisors, Inc. (Invesco Aim) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 16-17, 2009, the Board as a whole, and the disinterested or "independent" Trustees voting separately, approved the continuance of the Fund's investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2009. In doing so, the Board determined that the Fund's investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Aim and the Affiliated Sub-Advisers under the Fund's investment advisory agreement and sub-advisory contracts is fair and reasonable.

THE BOARD'S FUND EVALUATION PROCESS

The Board's Investments Committee has established three Sub-Committees that are responsible for overseeing the management of a number of the series portfolios of the AIM Funds. This SubCommittee structure permits the Trustees to focus on the performance of the AIM Funds that have been assigned to them. The Sub-Committees meet throughout the year to review the performance of their assigned funds, and the Sub-Committees review monthly and quarterly comparative performance information and periodic asset flow data for their assigned funds. These materials are prepared under the direction and supervision of the independent Senior Officer, an officer of the AIM Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management and review with these individuals the performance, investment objective(s), policies, strategies and limitations of these funds.

     In addition to their meetings throughout the year, the Sub-Committees meet at designated contract renewal meetings each year to conduct an in-depth review of the performance, fees, expenses, and other matters related to their assigned funds. During the contract renewal process, the Trustees receive comparative performance and fee data regarding the AIM Funds prepared by an independent company, Lipper, Inc. (Lipper), under the direction and supervision of the Senior Officer who also prepares a separate analysis of this information for the Trustees. Each Sub-Committee then makes recommendations to the Investments Committee regarding the fees and expenses of their assigned funds. The Investments Committee considers each Sub-Committee's recommendations and makes its own recommendations regarding the fees and expenses of the AIM Funds to the full Board. The Investments Committee also considers each SubCommittee's recommendations in making its annual recommendation to the Board whether to approve the continuance of each AIM Fund's investment advisory agreement and sub-advisory contracts for another year.

     The independent Trustees met separately during their evaluation of the Fund's investment advisory agreement and sub-advisory contracts with independent legal counsel. The independent Trustees were also assisted in their annual evaluation of the Fund's investment advisory agreement by the Senior Officer. One responsibility of the Senior Officer is to manage the process by which the AIM Funds' proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms' length and reasonable. Accordingly, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer recommended that an independent written evaluation be provided and, at the direction of the Board, prepared an independent written evaluation.

     During the annual contract renewal process, the Board considered the factors discussed below in evaluating the fairness and reasonableness of the Fund's investment advisory agreement and sub-advisory contracts. The Board considered all of the information provided to them, including information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any particular factor that was controlling. Each Trustee may have evaluated the information provided differently from another Trustee and attributed different weight to the various factors. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other AIM Funds are the result of years of review and negotiation between the Trustees and Invesco Aim, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees' deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.

     The discussion below serves as a summary of the Senior Officer's independent written evaluation with respect to the Fund's investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board's approval of the Fund's investment advisory agreement and sub-advisory contracts. Unless otherwise stated, information set forth below is as of June 17, 2009, and does not reflect any changes that may have occurred since that date, including but not limited to changes to the Fund's performance, advisory fees, expense limitations and/or fee waivers.

FACTORS AND CONCLUSIONS AND SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

     A. Nature, Extent and Quality of Services Provided by Invesco Aim

The Board reviewed the advisory services provided to the Fund by Invesco Aim under the Fund's investment advisory agreement, the performance of Invesco Aim in providing these services, and the credentials and experience of the officers and employees of Invesco Aim who provide these services. The Board's review of the qualifications of Invesco Aim to provide these services included the Board's consideration of Invesco Aim's portfolio and product review process, various back office support functions provided by Invesco Aim and its affiliates, and Invesco Aim's equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by Invesco Aim are appropriate and that Invesco Aim currently is providing satisfactory advisory services in accordance with the terms of the Fund's investment advisory agreement. In addition, based on their

AIM V.I. MONEY MARKET FUND                                             continued
ongoing meetings throughout the year with the Fund's portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund's investment advisory agreement.

     In determining whether to continue the Fund's investment advisory agreement, the Board considered the prior relationship between Invesco Aim and the Fund, as well as the Board's knowledge of Invesco Aim's operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Aim and its affiliates continue to take to improve the quality and efficiency of the services they provide to the AIM Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board concluded that the quality and efficiency of the services Invesco Aim and its affiliates provide to the AIM Funds in each of these areas support the Board's approval of the continuance of the Fund's investment advisory agreement.

     B. Nature, Extent and Quality of Services Provided by Affiliated
        Sub-Advisers

The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are geographically dispersed in financial centers around the world, can provide research and other information and make recommendations on the markets and economies of various countries and securities of companies located in such countries or on various types of investments and investment techniques. The Board noted that investment decisions for the Fund are made by Invesco Institutional (N.A.), Inc. (Invesco Institutional). The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Aim to utilize the additional resources and talent of the Affiliated Sub-Advisers in managing the Fund.

     C. Fund Performance

The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Institutional currently manages assets of the Fund.

     The Board compared the Fund's performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Aim or an Affiliated Sub-Adviser and against the Lipper VA Underlying Funds - Money Market Index. The Board noted that the Fund's performance was in the fourth quintile of its performance universe for the one year period, and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund's performance was below the performance of the Index for the one, three and five year periods. Invesco Aim advised the Board that the Fund has historically been priced consistent with its role as a conduit to and from other Invesco Aim products, which impacts performance. Although the independent written evaluation of the Fund's Senior Officer only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance and this review did not change their conclusions. The Board noted that, in response to the Board's focus on fund performance, Invesco Aim has taken a number of actions intended to improve the investment process for the funds.

     D. Advisory and Sub-Advisory Fees and Fee Waivers

The Board compared the Fund's actual advisory fee rate to the actual advisory fee rates of funds in the Fund's Lipper expense group that are not managed by Invesco Aim or an Affiliated Sub-Adviser. The Board noted that the Fund's actual advisory fee rate was at the median actual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining actual advisory fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year. The Board noted that some comparative data was at least one year old and that other data did not reflect the market downturn that occurred in the fourth quarter of 2008.

     The Board also compared the Fund's effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other domestic clients of Invesco Aim and its affiliates with investment strategies comparable to those of the Fund, including two mutual funds sub-advised by Invesco Institutional. The Board noted that the Fund's rate was above the effective rate for the mutual fund advised by Invesco Aim and above the sub-adviser effective fee rate of the fund sub-advised by Invesco Institutional. The Board also noted that Invesco Institutional sub-advises a foreign fund with comparable investment strategies.

     The Board noted that Invesco Aim has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2010 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.

     The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services provided by Invesco Aim pursuant to the Fund's advisory agreement, as well as the allocation of fees between Invesco Aim and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Aim to the Affiliated Sub-Advisers, and that Invesco Aim and the Affiliated Sub-Advisers are affiliates.

     After taking account of the Fund's contractual advisory fee rate, the contractual sub-advisory fee rate, the comparative advisory fee information discussed above and other relevant factors, the Board concluded that the Fund's advisory and sub-advisory fees are fair and reasonable.

AIM V.I. MONEY MARKET FUND                                             continued

     E. Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund's advisory fee schedule. The Board noted that the Fund's contractual advisory fee schedule includes one breakpoint but that, due to the Fund's asset level at the end of the past calendar year, the Fund is not currently benefiting from the breakpoint. Based on this information, the Board concluded that the Fund's advisory fees would reflect economies of scale at higher asset levels. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the AIM Funds and affiliates.

     F. Profitability and Financial Resources

     The Board reviewed information from Invesco Aim concerning the costs of the advisory and other services that Invesco Aim and its affiliates provide to the Fund and the profitability of Invesco Aim and its affiliates in providing these services. The Board also reviewed information concerning the financial condition of Invesco Aim and its affiliates. The Board reviewed with Invesco Aim the methodology used to prepare the profitability information. The Board considered the overall profitability of Invesco Ltd., the ultimate parent of Invesco Aim and the Affiliated Sub-Advisers, and of Invesco Aim, as well as the profitability of Invesco Aim in connection with managing the Fund. The Board noted that Invesco Aim continues to operate at a net profit, although the reduction of assets under management as a result of market movements and the increase in voluntary fee waivers for affiliated money market funds have reduced the profitability of Invesco Aim and its affiliates. The Board concluded that the Fund's fees are fair and reasonable, and that the level of profits realized by Invesco Aim and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Aim is financially sound and has the resources necessary to perform its obligations under the Fund's investment advisory agreement, and concluded that Invesco Aim has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under the sub-advisory contracts, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.

     G. Collateral Benefits to Invesco Aim and its Affiliates

The Board considered various other benefits received by Invesco Aim and its affiliates resulting from Invesco Aim's relationship with the Fund, including the fees received by Invesco Aim and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Aim and its affiliates in providing these services and the organizational structure employed by Invesco Aim and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Aim and its affiliates are providing these services in a satisfactory manner and in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.

     The Board considered the benefits realized by Invesco Aim and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through "soft dollar" arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Aim and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Aim's and the Affiliated Sub-Advisers' expenses. The Board concluded that Invesco Aim's and the Affiliated Sub-Advisers' soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of Invesco Aim, these arrangements are consistent with regulatory requirements.

     The Board considered the fact that the Fund's uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Aim pursuant to procedures approved by the Board. The Board noted that Invesco Aim will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Aim has contractually agreed to waive through at least June 30, 2010, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fees Invesco Aim receives from the affiliated money market funds with respect to the Fund's investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund's investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

AIM V.I. MONEY MARKET FUND

[INVESCO AIM LOGO]             AIM V.I. POWERSHARES ETF ALLOCATION FUND
 --SERVICE MARK--              Semiannual Report to Shareholders o June 30, 2009

                                                              [MOUNTAIN GRAPHIC]

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC
Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products")
that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco Aim Web site,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site,
sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital
Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. will be merged into
Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN
MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

Invesco Aim Distributors, Inc.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================   ==========================================
PERFORMANCE SUMMARY                                                                       CUMULATIVE TOTAL RETURNS
                                                                                          As of 6/30/09
FUND VS. INDEXES
                                                                                          SERIES I SHARES
Cumulative total returns, 12/31/08 to 6/30/09, excluding variable product issuer          Inception (10/24/08)                21.02%
charges. If variable product issuer charges were included, returns would be lower.
                                                                                          SERIES II SHARES
Series I Shares                                                                   7.31%   Inception (10/24/08)                20.70%
Series II Shares                                                                  7.23    ==========================================
MSCI World Index(Triangle) (Broad Market Index)                                   6.35
Custom V.I. PowerShares ETF Allocation Fund Index(Square) (Style-Specific Index)  5.43    WILL VARY AND WILL LOWER THE TOTAL RETURN.
Lipper VUF Global Core Funds Index(Triangle) (Peer Group Index)                   8.50
                                                                                             THE MOST RECENT MONTH-END PERFORMANCE
(Triangle) Lipper Inc.; (Square) Invesco Aim, Lipper Inc.                                 DATA AT THE FUND LEVEL, EXCLUDING VARIABLE
                                                                                          PRODUCT CHARGES, IS AVAILABLE ON THE
The MSCI WORLD INDEX--SERVICE MARK-- is a free float-adjusted market capitalization       INVESCO AIM AUTOMATED INFORMATION LINE,
index that is designed to measure global developed market equity performance.             866 702 4402. AS MENTIONED ABOVE, FOR THE
                                                                                          MOST RECENT MONTH-END PERFORMANCE
   The CUSTOM V.I. POWERSHARES ETF ALLOCATION FUND INDEX, created by Invesco Aim to       INCLUDING VARIABLE PRODUCT CHARGES, PLEASE
serve as a benchmark for AIM V.I. PowerShares ETF Allocation Fund, is composed of the     CONTACT YOUR VARIABLE PRODUCT ISSUER OR
following indexes: MSCI World (54%) and Barclays Capital U.S. Universal (46%). The MSCI   FINANCIAL ADVISOR.
World Index is a free float-adjusted market capitalization index that is designed to
measure global developed market equity performance. The Barclays Capital U.S. Universal      HAD THE ADVISOR NOT WAIVED FEES AND/OR
Index is composed of the following Barclays Capital indexes: U.S. Aggregate Index, U.S.   REIMBURSED EXPENSES, PERFORMANCE WOULD
High-Yield Corporate, 144A, Eurodollar, Emerging Markets and the non-ERISA portion of     HAVE BEEN LOWER.
CMBS.
                                                                                          (1) Total annual operating expenses less
   The LIPPER VUF GLOBAL CORE FUNDS INDEX is an equally weighted representation of the        any contractual fee waivers and/or
largest variable insurance underlying funds in the Lipper Global Core Funds category.         expense reimbursements by the advisor
These funds typically invest at least 75% of their equity assets in companies both            in effect through at least April 30,
inside and outside of the U.S. Core funds typically have an average price-to-cash flow        2010. See current prospectus for more
ratio, price-to-book ratio, and three year sales-per-share growth value compared to the       information.
S&P/Citigroup World BMI.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of the peer group reflects fund expenses; performance of a market index does not.
=======================================================================================

THE PERFORMANCE OF THE FUND'S SERIES I AND   ING EXPENSE RATIO SET FORTH IN THE MOST
SERIES II SHARE CLASSES WILL DIFFER          RECENT FUND PROSPECTUS AS OF THE DATE OF
PRIMARILY DUE TO DIFFERENT CLASS EXPENSES.   THIS REPORT FOR SERIES I AND SERIES II
                                             SHARES WAS 2.12% AND 2.37%, RESPECTIVELY.
   THE PERFORMANCE DATA QUOTED REPRESENT     THE EXPENSE RATIOS PRESENTED ABOVE MAY
PAST PERFORMANCE AND CANNOT GUARANTEE        VARY FROM THE EXPENSE RATIOS PRESENTED IN
COMPARABLE FUTURE RESULTS; CURRENT           OTHER SECTIONS OF THIS REPORT THAT ARE
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   BASED ON EXPENSES INCURRED DURING THE
CONTACT YOUR VARIABLE PRODUCT ISSUER OR      PERIOD COVERED BY THIS REPORT.
FINANCIAL ADVISOR FOR THE MOST RECENT
MONTH-END VARIABLE PRODUCT PERFORMANCE.         AIM V.I. POWERSHARES ETF ALLOCATION
PERFORMANCE FIGURES REFLECT FUND EXPENSES,   FUND, A SERIES PORTFOLIO OF AIM VARIABLE
REINVESTED DISTRIBUTIONS AND CHANGES IN      INSURANCE FUNDS, IS CURRENTLY OFFERED
NET ASSET VALUE. INVESTMENT RETURN AND       THROUGH INSURANCE COMPANIES ISSUING
PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU   VARIABLE PRODUCTS. YOU CANNOT PURCHASE
MAY HAVE A GAIN OR LOSS WHEN YOU SELL        SHARES OF THE FUND DIRECTLY. PERFORMANCE
SHARES.                                      FIGURES GIVEN REPRESENT THE FUND AND ARE
                                             NOT INTENDED TO REFLECT ACTUAL VARIABLE
   THE NET ANNUAL FUND OPERATING EXPENSE     PRODUCT VALUES. THEY DO NOT REFLECT SALES
RATIO SET FORTH IN THE MOST RECENT FUND      CHARGES, EXPENSES AND FEES ASSESSED IN
PROSPECTUS AS OF THE DATE OF THIS REPORT     CONNECTION WITH A VARIABLE PRODUCT. SALES
FOR SERIES I AND SERIES II SHARES WAS        CHARGES, EXPENSES AND FEES, WHICH ARE
0.74% AND 0.99%, RESPECTIVELY.(1) THE        DETERMINED BY THE VARIABLE PRODUCT
TOTAL ANNUAL FUND OPERAT-                    ISSUERS,

AIM V.I. POWERSHARES ETF ALLOCATION FUND

SCHEDULE OF INVESTMENTS

June 30, 2009
(Unaudited)

AIM V.I. POWERSHARES ETF ALLOCATION FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-102.21%(a)


                                                                         CHANGE IN
                           % OF                                         UNREALIZED
                            NET     VALUE    PURCHASES     PROCEEDS    APPRECIATION     REALIZED   DIVIDEND   SHARES      VALUE
                          ASSETS  12/31/08    AT COST     FROM SALES  (DEPRECIATION)  GAIN (LOSS)   INCOME   06/30/09    06/30/09
----------------------------------------------------------------------------------------------------------------------------------

DOMESTIC EQUITY ETFS-18.40%


PowerShares FTSE RAFI US
  1000 Portfolio           10.63% $ 47,754  $ 1,368,393  $    (5,629)    $132,948       $    132   $ 10,256    41,450  $ 1,543,598
----------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US
  1500 Small Mid
  Portfolio                 7.77%   35,505    1,000,236      (31,329)     121,463          2,670      2,996    30,175    1,128,545
==================================================================================================================================
  Total Domestic Equity
     ETFs                           83,259    2,368,629      (36,958)     254,411          2,802     13,252    71,625    2,672,143
==================================================================================================================================


FIXED-INCOME ETFS-40.74%


PowerShares 1-30
  Laddered Treasury
  Portfolio                22.14%  170,466    3,606,960     (460,055)     (80,744)       (21,221)    21,969   117,910    3,215,406
----------------------------------------------------------------------------------------------------------------------------------
PowerShares Emerging
  Markets Sovereign Debt
  Portfolio                12.07%   45,024    1,713,249      (78,390)      78,877         (6,106)    18,763    74,265    1,752,654
----------------------------------------------------------------------------------------------------------------------------------
PowerShares High Yield
  Corporate Bond
  Portfolio                 6.53%   30,217      902,595      (17,429)      36,499         (2,729)    13,625    57,420      949,153
==================================================================================================================================
  Total Fixed-Income
     ETFs                          245,707    6,222,804     (555,874)      34,632        (30,056)    54,357   249,595    5,917,213
==================================================================================================================================


FOREIGN EQUITY ETFS-38.25%


iShares MSCI Japan Index
  Fund(b)                   4.50%   24,307      584,832       (6,236)      51,159           (752)     3,255    69,280      653,310
----------------------------------------------------------------------------------------------------------------------------------
iShares S&P/TOPIX 150
  Index Fund(b)             3.93%   15,725      530,159       (5,205)      31,604           (463)     3,237    14,060      571,820
----------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI
  Asia Pacific ex-Japan
  Portfolio                 7.26%   35,015      888,033       (1,900)     133,456           (438)     7,704    29,880    1,054,166
----------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI
  Developed Markets ex-
  US Small-Mid Portfolio    8.48%   39,480    1,007,039       (5,720)     190,623            131      5,119    70,455    1,231,553
----------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI
  Emerging Markets
  Portfolio                 6.07%   30,802      818,848      (79,045)     108,852          2,865      1,176    50,825      882,322
----------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI
  Europe Portfolio          8.01%   39,434    1,026,747      (34,040)     131,496           (210)    16,918    40,865    1,163,427
==================================================================================================================================
  Total Foreign Equity
     ETFs                          184,763    4,855,658     (132,146)     647,190          1,133     37,409   275,365    5,556,598
==================================================================================================================================


MONEY MARKET FUNDS-4.82%


Liquid Assets
  Portfolio-Institu-
  tional Class              2.41%   16,377    4,587,314   (4,253,816)          --             --        707   349,875      349,875
----------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-Institu-
  tional Class              2.41%   16,377    4,587,314   (4,253,816)          --             --        623   349,875      349,875
==================================================================================================================================
  Total Money Market
     Funds                          32,754    9,174,628   (8,507,632)          --             --      1,330   699,750      699,750
==================================================================================================================================
TOTAL INVESTMENTS IN
  AFFILIATED ISSUERS
  (Cost $13,866,385)      102.21% $546,483  $22,621,719  $(9,232,610)    $936,233       $(26,121)  $106,348            $14,845,704
==================================================================================================================================
OTHER ASSETS LESS
  LIABILITIES              (2.21)%                                                                                        (320,958)
==================================================================================================================================
NET ASSETS                100.00%                                                                                      $14,524,746
__________________________________________________________________________________________________________________________________
==================================================================================================================================




Investment Abbreviations:

ETF  - Exchange-Traded Fund


Notes to Schedule of Investments:

(a) Unless otherwise indicated, each exchange-traded fund or mutual fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor.
(b)   Non-affiliate of the Fund or its investment advisor.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. POWERSHARES ETF ALLOCATION FUND

PORTFOLIO COMPOSITION



                                                                      TARGET     % OF TOTAL NET
                                                                    ALLOCATION    ASSETS AS OF
ASSETS CLASS                                                           RANGE        06/30/09
-----------------------------------------------------------------------------------------------
Asia ex-Japan Equity                                                    0-14%          7.26%
-----------------------------------------------------------------------------------------------
Domestic Equity Large Cap                                               0-20          10.63
-----------------------------------------------------------------------------------------------
Domestic Equity Small-Mid Cap                                           0-14           7.77
-----------------------------------------------------------------------------------------------
Emerging Markets Equity Small-Mid Cap                                   0-12           6.07
-----------------------------------------------------------------------------------------------
Emerging Markets Fixed-Income                                           0-20          12.07
-----------------------------------------------------------------------------------------------
European Equity                                                         0-16           8.01
-----------------------------------------------------------------------------------------------
Foreign Equity Small-Mid Cap                                            0-16           8.48
-----------------------------------------------------------------------------------------------
High Yield Fixed-Income                                                 0-12           6.53
-----------------------------------------------------------------------------------------------
Investment Grade Fixed-Income                                          15-45          22.14
-----------------------------------------------------------------------------------------------
Japanese Equity                                                         0-16           8.43
-----------------------------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                    n/a           2.61
_______________________________________________________________________________________________
===============================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. POWERSHARES ETF ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009
(Unaudited)




ASSETS:

Investments -- non affiliates at value (Cost $1,138,457)            $ 1,225,130
-------------------------------------------------------------------------------
Investments -- affiliates, at value (Cost $12,727,928)               13,620,574
===============================================================================
     Total investments (Cost $13,866,385)                            14,845,704
===============================================================================
Receivables for:
  Fund shares sold                                                       85,416
-------------------------------------------------------------------------------
  Dividends from affiliates                                                 397
-------------------------------------------------------------------------------
  Fund expenses absorbed                                                 30,699
-------------------------------------------------------------------------------
Investment for trustee deferred compensation                                778
===============================================================================
     Total assets                                                    14,962,994
_______________________________________________________________________________
===============================================================================


LIABILITIES:

Payables for:
  Investments purchased -- non affiliates                                34,237
-------------------------------------------------------------------------------
  Investments purchased -- affiliates                                   363,496
-------------------------------------------------------------------------------
  Fund shares reacquired                                                     16
-------------------------------------------------------------------------------
  Accrued fees to affiliates                                              6,708
-------------------------------------------------------------------------------
  Accrued other operating expenses                                       33,013
-------------------------------------------------------------------------------
Trustee deferred compensation                                               778
===============================================================================
     Total liabilities                                                  438,248
===============================================================================
Net assets applicable to shares outstanding                         $14,524,746
_______________________________________________________________________________
===============================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $13,471,671
-------------------------------------------------------------------------------
Undistributed net investment income                                      99,380
-------------------------------------------------------------------------------
Undistributed net realized gain (loss)                                  (25,624)
-------------------------------------------------------------------------------
Unrealized appreciation                                                 979,319
===============================================================================
                                                                    $14,524,746
_______________________________________________________________________________
===============================================================================



NET ASSETS:

Series I                                                            $   157,062
_______________________________________________________________________________
===============================================================================
Series II                                                           $14,367,684
_______________________________________________________________________________
===============================================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Series I                                                                 13,205
_______________________________________________________________________________
===============================================================================
Series II                                                             1,211,393
_______________________________________________________________________________
===============================================================================
Series I:
  Net asset value per share                                         $     11.89
_______________________________________________________________________________
===============================================================================
Series II:
  Net asset value per share                                         $     11.86
_______________________________________________________________________________
===============================================================================




STATEMENT OF OPERATIONS

For the six months ended June 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends -- non affiliates                $    6,492
-----------------------------------------------------
Dividends -- affiliates                        99,856
=====================================================
     Total investment income                  106,348
=====================================================


EXPENSES:

Advisory fees                                  17,251
-----------------------------------------------------
Administrative services fees                   26,306
-----------------------------------------------------
Custodian fees                                  2,116
-----------------------------------------------------
Distribution fees -- Series II                  6,265
-----------------------------------------------------
Transfer agent fees                               140
-----------------------------------------------------
Trustees' and officers' fees and
  benefits                                      9,839
-----------------------------------------------------
Reports to shareholders                         8,510
-----------------------------------------------------
Professional services fees                     29,846
-----------------------------------------------------
Other                                             501
=====================================================
     Total expenses                           100,774
=====================================================
Less: Fees waived and expenses
  reimbursed                                  (90,053)
=====================================================
     Net expenses                              10,721
=====================================================
Net investment income                          95,627
=====================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities -- non
     affiliates                                (1,215)
-----------------------------------------------------
  Investment securities -- affiliates         (24,906)
=====================================================
                                              (26,121)
=====================================================
Change in net unrealized appreciation
  of:
  Investment securities -- non
     affiliates                                82,762
-----------------------------------------------------
  Investment securities -- affiliates         853,471
=====================================================
                                              936,233
=====================================================
Net realized and unrealized gain              910,112
=====================================================
Net increase in net assets resulting
  from operations                          $1,005,739
_____________________________________________________
=====================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. POWERSHARES ETF ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2009 and the period October 24, 2008 (commencement date) through December 31, 2008
(Unaudited)



                                                                             JUNE 30,     DECEMBER 31,
                                                                               2009           2008
------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $    95,627      $  3,633
------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                     (26,121)          497
------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                                        936,233        43,086
======================================================================================================
     Net increase in net assets resulting from operations                    1,005,739        47,216
======================================================================================================
Distributions to shareholders from net investment income:
  Series I                                                                          --        (2,420)
------------------------------------------------------------------------------------------------------
  Series II                                                                         --        (5,746)
======================================================================================================
     Total distributions from net investment income                                 --        (8,166)
======================================================================================================
Share transactions-net:
  Series I                                                                       5,742       127,430
------------------------------------------------------------------------------------------------------
  Series II                                                                 12,976,098       370,687
======================================================================================================
     Net increase in net assets resulting from share transactions           12,981,840       498,117
======================================================================================================
     Net increase in net assets                                             13,987,579       537,167
======================================================================================================


NET ASSETS:

  Beginning of period                                                          537,167            --
======================================================================================================
  End of period (includes undistributed net investment income of $99,380
     and $3,753, respectively)                                             $14,524,746      $537,167
______________________________________________________________________________________________________
======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. POWERSHARES ETF ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. PowerShares ETF Allocation Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-one separate portfolios, (each constituting a "Fund"). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

  The Fund's investment objective is to provide total return consistent with a moderate level of risk relative to the broad stock market. The Fund primarily invests in exchange-traded funds ("underlying funds") advised by Invesco PowerShares Capital Management LLC ("Invesco PowerShares"). The Fund may also invest in affiliated mutual funds advised by Invesco Aim Advisors (the "Advisor" or "Invesco Aim"); in unaffiliated mutual funds and exchange-traded funds and in other securities. Invesco Aim and Invesco PowerShares (collectively the "Advisors") are affiliates of each other as they are indirect wholly owned subsidiaries of Invesco Ltd. ("Invesco"). Invesco Aim may change the Fund's asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and the affiliated underlying funds are available upon request.

  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products").

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.


AIM V.I. POWERSHARES ETF ALLOCATION FUND

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, management monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are available for issuance. Such events and transactions are monitored through the date of the report of independent registered public accounting firm for audited periods and 45 days from the period end date for all other periods.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with the Advisor. Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.67%
-------------------------------------------------------------------
Next $250 million                                            0.655%
-------------------------------------------------------------------
Next $500 million                                            0.64%
-------------------------------------------------------------------
Next $1.5 billion                                            0.625%
-------------------------------------------------------------------
Next $2.5 billion                                            0.61%
-------------------------------------------------------------------
Next $2.5 billion                                            0.595%
-------------------------------------------------------------------
Next $2.5 billion                                            0.58%
-------------------------------------------------------------------
Over $10 billion                                             0.565%
___________________________________________________________________
===================================================================





AIM V.I. POWERSHARES ETF ALLOCATION FUND

  Under the terms of a master sub-advisory agreement between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 0.18% and Series II shares to 0.43% of average daily net assets, through at least April 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

  Further, the Advisor has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

  For the six months ended June 30, 2009, the Advisor waived advisory fees of $17,251 and reimbursed Fund expenses of $72,802.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2009, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco Aim for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2009, Invesco Aim was paid $24,795 for accounting and fund administrative services and reimbursed $1,511 for services provided by insurance companies.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2009, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.


AIM V.I. POWERSHARES ETF ALLOCATION FUND

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                  LEVEL 1       LEVEL 2     LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------------
Equity Securities                                               $14,845,704       $--         $--       $14,845,704
___________________________________________________________________________________________________________________
===================================================================================================================



NOTE 4--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2009, the Fund paid legal fees of $1,422 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of December 31, 2008.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2009 was $13,447,091 and $724,978, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                           $1,046,590
-----------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                            (67,337)
===============================================================================================
Net unrealized appreciation of investment securities                                 $  979,253
_______________________________________________________________________________________________
===============================================================================================
Cost of investments for tax purposes is $13,866,451.




AIM V.I. POWERSHARES ETF ALLOCATION FUND

NOTE 8--SHARE INFORMATION


                                                                             SUMMARY OF SHARE ACTIVITY
------------------------------------------------------------------------------------------------------------------
                                                                                                 OCTOBER 24, 2008
                                                                                                  (COMMENCEMENT
                                                                      SIX MONTHS ENDED               DATE) TO
                                                                      JUNE 30, 2009(a)          DECEMBER 31, 2008
                                                                 -------------------------     -------------------
                                                                   SHARES         AMOUNT       SHARES      AMOUNT
------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                             481     $     5,742     12,501     $125,010
------------------------------------------------------------------------------------------------------------------
  Series II                                                      1,187,286      13,090,257     35,270      365,022
==================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                              --              --        223        2,420
------------------------------------------------------------------------------------------------------------------
  Series II                                                             --              --        530        5,746
==================================================================================================================
Reacquired:
  Series I                                                              --              --         --           --
------------------------------------------------------------------------------------------------------------------
  Series II                                                        (11,686)       (114,159)        (7)         (81)
==================================================================================================================
     Net increase in share activity                              1,176,081     $12,981,840     48,517     $498,117
__________________________________________________________________________________________________________________
==================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 95% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and or Invesco Aim affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                           NET ASSET              ON SECURITIES               DIVIDENDS
                             VALUE,       NET         (BOTH      TOTAL FROM   FROM NET    NET ASSET
                           BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT  VALUE, END    TOTAL
                           OF PERIOD   INCOME(a)   UNREALIZED)   OPERATIONS    INCOME     OF PERIOD  RETURN(b)
--------------------------------------------------------------------------------------------------------------
SERIES I
Six months ended 06/30/09    $11.09      $0.21        $0.59         $0.80      $   --      $11.89       7.21%
Year ended 12/31/08(d)        10.00       0.11         1.17          1.28       (0.19)      11.09      12.88
--------------------------------------------------------------------------------------------------------------
SERIES II
Six months ended 06/30/09     11.07       0.20         0.59          0.79          --       11.86       7.14
Year ended 12/31/08(d)        10.00       0.11         1.15          1.26       (0.19)      11.07      12.66
______________________________________________________________________________________________________________
==============================================================================================================

                                                                RATIO OF
                                               RATIO OF         EXPENSES
                                               EXPENSES      TO AVERAGE NET
                                              TO AVERAGE     ASSETS WITHOUT  RATIO OF NET
                                              NET ASSETS       FEE WAIVERS    INVESTMENT
                             NET ASSETS,   WITH FEE WAIVERS      AND/OR         INCOME
                            END OF PERIOD   AND/OR EXPENSES     EXPENSES      TO AVERAGE    PORTFOLIO
                           (000S OMITTED)      ABSORBED         ABSORBED      NET ASSETS   TURNOVER(c)
--------------------------------------------------------------------------------------------------------
SERIES I
Six months ended 06/30/09      $   157           0.17%(e)          3.67%(e)      3.96%(e)       14%
Year ended 12/31/08(d)             141           0.17(f)          79.26(f)       5.72(f)         6
--------------------------------------------------------------------------------------------------------
SERIES II
Six months ended 06/30/09       14,368           0.42(e)           3.92(e)       3.71(e)        14
Year ended 12/31/08(d)             396           0.42(f)          79.51(f)       5.47(f)         6
________________________________________________________________________________________________________
========================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)  Commencement date of October 24, 2008.
(e) Ratios are annualized and based on average daily net assets (000's omitted) of $138 and $5,054 for Series I and Series II shares, respectively.
(f)  Annualized.


AIM V.I. POWERSHARES ETF ALLOCATION FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
    Series I        $1,000.00      $1,073.10       $0.87       $1,023.95       $0.85        0.17%
---------------------------------------------------------------------------------------------------
    Series II        1,000.00       1,072.30        2.16        1,022.71        2.11        0.42
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009 through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM V.I. POWERSHARES ETF ALLOCATION FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the Board) of AIM        In addition to their meetings             was controlling. Each Trustee may have
Variable Insurance Funds is required under   throughout the year, the Sub-Committees      evaluated the information provided
the Investment Company Act of 1940 to        meet at designated contract renewal          differently from another Trustee and
approve the AIM V.I. PowerShares ETF         meetings each year to conduct an in-depth    attributed different weight to the various
Allocation Fund (the Fund) investment        review of the performance, fees, expenses    factors. The Trustees recognized that the
advisory agreement with Invesco Aim          and other matters related to their           advisory arrangements and resulting
Advisors, Inc. (Invesco Aim) and the         assigned funds. During the contract          advisory fees for the Fund and the other
Master Intergroup Sub-Advisory Contract      renewal process, the Trustees receive        AIM Funds are the result of years of
for Mutual Funds (the sub-advisory           comparative performance and fee data         review and negotiation between the
contracts) with Invesco Asset Management     regarding the AIM Funds prepared by an       Trustees and Invesco Aim, that the
Deutschland GmbH, Invesco Asset Management   independent company, Lipper, Inc.            Trustees may focus to a greater extent on
Limited, Invesco Asset Management (Japan)    (Lipper), under the direction and            certain aspects of these arrangements in
Limited, Invesco Australia Limited,          supervision of the Senior Officer who also   some years than in others, and that the
Invesco Global Asset Management (N.A.),      prepares a separate analysis of this         Trustees' deliberations and conclusions in
Inc., Invesco Hong Kong Limited, Invesco     information for the Trustees. Each           a particular year may be based in part on
Institutional (N.A.), Inc., Invesco Senior   Sub-Committee then makes recommendations     their deliberations and conclusions
Secured Management, Inc. and Invesco         to the Investments Committee regarding the   regarding these same arrangements
Trimark Ltd. (collectively, the Affiliated   fees and expenses of their assigned funds.   throughout the year and in prior years.
Sub-Advisers). During contract renewal       The Investments Committee considers each
meetings held on June 16-17, 2009, the       Sub-Committee's recommendations and makes       The discussion below serves as a
Board as a whole, and the disinterested or   its own recommendations regarding the fees   summary of the Senior Officer's
"independent" Trustees voting separately,    and expenses of the AIM Funds to the full    independent written evaluation with
approved the continuance of the Fund's       Board. The Investments Committee also        respect to the Fund's investment advisory
investment advisory agreement and the        considers each Sub-Committee's               agreement as well as a discussion of the
sub-advisory contracts for another year,     recommendations in making its annual         material factors and related conclusions
effective July 1, 2009. In doing so, the     recommendation to the Board whether to       that formed the basis for the Board's
Board determined that the Fund's             approve the continuance of each AIM Fund's   approval of the Fund's investment advisory
investment advisory agreement and the        investment advisory agreement and            agreement and sub-advisory contracts.
sub-advisory contracts are in the best       sub-advisory contracts for another year.     Unless otherwise stated, information set
interests of the Fund and its shareholders                                                forth below is as of June 17, 2009, and
and that the compensation to Invesco Aim        The independent Trustees met separately   does not reflect any changes that may have
and the Affiliated Sub-Advisers under the    during their evaluation of the Fund's        occurred since that date, including but
Fund's investment advisory agreement and     investment advisory agreement and            not limited to changes to the Fund's
sub-advisory contracts is fair and           sub-advisory contracts with independent      performance, advisory fees, expense
reasonable.                                  legal counsel. The independent Trustees      limitations and/or fee waivers.
                                             were also assisted in their annual
THE BOARD'S FUND EVALUATION PROCESS          evaluation of the Fund's investment          FACTORS AND CONCLUSIONS AND SUMMARY OF
                                             advisory agreement by the Senior Officer.    INDEPENDENT WRITTEN FEE EVALUATION
The Board's Investments Committee has        One responsibility of the Senior Officer
established three Sub-Committees that are    is to manage the process by which the AIM       A. Nature, Extent and Quality of
responsible for overseeing the management    Funds' proposed management fees are                Services Provided by Invesco Aim
of a number of the series portfolios of      negotiated during the annual contract
the AIM Funds. This Sub-Committee            renewal process to ensure that they are      The Board reviewed the advisory services
structure permits the Trustees to focus on   negotiated in a manner that is at arms'      provided to the Fund by Invesco Aim under
the performance of the AIM Funds that have   length and reasonable. Accordingly, the      the Fund's investment advisory agreement,
been assigned to them. The Sub-Committees    Senior Officer must either supervise a       the performance of Invesco Aim in
meet throughout the year to review the       competitive bidding process or prepare an    providing these services, and the
performance of their assigned funds, and     independent written evaluation. The Senior   credentials and experience of the officers
the Sub-Committees review monthly and        Officer recommended that an independent      and employees of Invesco Aim who provide
quarterly comparative performance            written evaluation be provided and, at the   these services. The Board's review of the
information and periodic asset flow data     direction of the Board, prepared an          qualifications of Invesco Aim to provide
for their assigned funds. These materials    independent written evaluation.              these services included the Board's
are prepared under the direction and                                                      consideration of Invesco Aim's portfolio
supervision of the independent Senior           During the annual contract renewal        and product review process, various back
Officer, an officer of the AIM Funds who     process, the Board considered the factors    office support functions provided by
reports directly to the independent          discussed below in evaluating the fairness   Invesco Aim and its affiliates, and
Trustees. Over the course of each year,      and reasonableness of the Fund's             Invesco Aim's equity and fixed income
the Sub-Committees meet with portfolio       investment advisory agreement and            trading operations. The Board concluded
managers for their assigned funds and        sub-advisory contracts. The Board            that the nature, extent and quality of the
other members of management and review       considered all of the information provided   advisory services provided to the Fund by
with these individuals the performance,      to them, including information provided at   Invesco Aim are appropriate and that
investment objective(s), policies,           their meetings throughout the year as part   Invesco Aim currently is providing
strategies and limitations of these funds.   of their ongoing oversight of the Fund,      satisfactory advisory services in
                                             and did not identify any particular factor   accordance with the terms of the Fund's
                                             that                                         investment advisory agreement. In
                                                                                          addition, based on their

AIM V.I. POWERSHARES ETF ALLOCATION FUND                                                                                   continued

ongoing meetings throughout the year with    to utilize the additional resources and      of scale through contractual breakpoints
the Fund's portfolio manager or managers,    talent of the Affiliated Sub-Advisers in     in the Fund's advisory fee schedule. The
the Board concluded that these individuals   managing the Fund.                           Board noted that the Fund's contractual
are competent and able to continue to                                                     advisory fee schedule includes seven
carry out their responsibilities under the      C. Fund Performance                       breakpoints, but that due to the Fund's
Fund's investment advisory agreement.                                                     asset level at the end of the past
                                             The Board did not consider the performance   calendar year, the Fund is not currently
   In determining whether to continue the    of the Fund because the Fund was newly       benefiting from the breakpoints. The Board
Fund's investment advisory agreement, the    launched in late 2008 and has no             concluded that the Fund's advisory fees
Board considered the prior relationship      performance history.                         appropriately reflect economies of scale
between Invesco Aim and the Fund, as well                                                 at current asset levels. The Board also
as the Board's knowledge of Invesco Aim's       D. Advisory and Sub-Advisory Fees and     noted that the Fund shares directly in
operations, and concluded that it is               Fee Waivers                            economies of scale through lower fees
beneficial to maintain the current                                                        charged by third party service providers
relationship, in part, because of such       The Board noted that the Fund is a fund of   based on the combined size of all of the
knowledge. The Board also considered the     funds and invests its assets principally     AIM Funds and affiliates.
steps that Invesco Aim and its affiliates    in underlying exchange traded funds rather
continue to take to improve the quality      than directly in individual securities.         F. Profitability and Financial
and efficiency of the services they          The Board considered the tactical asset            Resources
provide to the AIM Funds in the areas of     allocation provided for the Fund, which is
investment performance, product line         in contrast to the more static allocation    The Board reviewed information from
diversification, distribution, fund          models utilized by the AIM Independence      Invesco Aim concerning the costs of the
operations, shareholder services and         and Asset Allocation funds.                  advisory and other services that Invesco
compliance. The Board concluded that the                                                  Aim and its affiliates provide to the Fund
quality and efficiency of the services          The Board also noted that Invesco Aim     and the profitability of Invesco Aim and
Invesco Aim and its affiliates provide to    has contractually agreed to waive fees       its affiliates in providing these
the AIM Funds in each of these areas         and/or limit expenses of the Fund through    services. The Board also reviewed
support the Board's approval of the          at least April 30, 2010 in an amount         information concerning the financial
continuance of the Fund's investment         necessary to limit total annual operating    condition of Invesco Aim and its
advisory agreement.                          expenses to a specified percentage of        affiliates. The Board reviewed with
                                             average daily net assets for each class of   Invesco Aim the methodology used to
   B. Nature, Extent and Quality of          the Fund.                                    prepare the profitability information. The
      Services Provided by Affiliated                                                     Board considered the overall profitability
      Sub-Advisers                              The Board also considered the services    of Invesco Ltd., the ultimate parent of
                                             to be provided by the Affiliated             Invesco Aim and the Affiliated
The Board reviewed the services to be        Sub-Advisers pursuant to the sub-advisory    Sub-Advisers, and of Invesco Aim, as well
provided by the Affiliated Sub-Advisers      contracts and the services to be provided    as the profitability of Invesco Aim in
under the sub-advisory contracts and the     by Invesco Aim pursuant to the Fund's        connection with managing the Fund. The
credentials and experience of the officers   investment advisory agreement, as well as    Board noted that Invesco Aim continues to
and employees of the Affiliated              the allocation of fees between Invesco Aim   operate at a net profit, although the
Sub-Advisers who will provide these          and the Affiliated Sub-Advisers pursuant     reduction of assets under management as a
services. The Board concluded that the       to the sub-advisory contracts. The Board     result of market movements and the
nature, extent and quality of the services   noted that the sub-advisory fees have no     increase in voluntary fee waivers for
provided by the Affiliated Sub-Advisers      direct effect on the Fund or its             affiliated money market funds have reduced
are appropriate. The Board noted that the    shareholders, as they are paid by Invesco    the profitability of Invesco Aim and its
Affiliated Sub-Advisers, which have          Aim to the Affiliated Sub-Advisers, and      affiliates. The Board concluded that the
offices and personnel that are               that Invesco Aim and the Affiliated          Fund's fees are fair and reasonable, and
geographically dispersed in financial        Sub-Advisers are affiliates. The Board       that the level of profits realized by
centers around the world, can provide        also considered that the underlying funds    Invesco Aim and its affiliates from
research and other information and make      in which the Fund will invest primarily      providing services to the Fund is not
recommendations on the markets and           will pay advisory fees to Invesco Aim's      excessive in light of the nature, quality
economies of various countries and           affiliate, Invesco PowerShares Capital       and extent of the services provided. The
securities of companies located in such      Management LLC (Invesco PowerShares).        Board considered whether Invesco Aim is
countries or on various types of                                                          financially sound and has the resources
investments and investment techniques. The      After taking account of the Fund's        necessary to perform its obligations under
Board noted that investment decisions for    contractual advisory fee rate, the           the Fund's investment advisory agreement,
the Fund are made by the Multiple Asset      contractual sub-advisory fee rate, the       and concluded that Invesco Aim has the
Strategies Group, which is a part of         underlying funds fees and expenses and       financial resources necessary to fulfill
Invesco Institutional (N.A.), Inc.           other relevant factors, the Board            these obligations. The Board also
(Invesco Institutional), utilizing an        concluded that the Fund's advisory and       considered whether each Affiliated
actively managed tactical asset allocation   sub-advisory fees are fair and reasonable.   Sub-Adviser is financially sound and has
which the group uses to manage                                                            the resources necessary to perform its
institutional assets. The Board concluded       E. Economies of Scale and Breakpoints     obligations under the sub-advisory
that the sub-advisory contracts will                                                      contracts, and concluded that each
benefit the Fund and its shareholders by     The Board considered the extent to which     Affiliated Sub-Adviser has the financial
permitting Invesco Aim                       there are economies of scale in the          resources necessary to fulfill these
                                             provision of advisory services to the        obligations.
                                             Fund. The Board also considered whether
                                             the Fund benefits from such economies

AIM V.I. POWERSHARES ETF ALLOCATION FUND                                                                                   continued

   G. Collateral Benefits to Invesco Aim
      and its Affiliates

The Board considered various other
benefits received by Invesco Aim and its affiliates resulting from Invesco Aim's relationship with the Fund, including the fees received by Invesco Aim and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund and the advisory fees to Invesco PowerShares. The
Board considered the performance of
Invesco Aim and its affiliates in
providing these services to other AIM
Funds and the organizational structure
employed by Invesco Aim and its affiliates to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Aim and its affiliates were providing these services in a satisfactory manner and in accordance with the terms of their contracts, and were qualified to provide these services to the Fund.

   The Board considered the benefits
realized by Invesco Aim as a result of
portfolio brokerage transactions executed through "soft dollar" arrangements. It is not anticipated that the Fund will execute brokerage transactions through "soft dollar" arrangements to any significant degree.

   The Board considered the fact that the
Fund's uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Aim pursuant to procedures approved by the Board. The
Board noted that Invesco Aim will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Aim has contractually agreed to waive through at least June 30, 2010, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Aim receives from the affiliated money market funds with respect to the Fund's investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund's investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

AIM V.I. POWERSHARES ETF ALLOCATION FUND

[INVESCO AIM LOGO]             AIM V.I. SMALL CAP EQUITY FUND
 --SERVICE MARK--              Semiannual Report to Shareholders o June 30, 2009

                                                              [MOUNTAIN GRAPHIC]

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC
Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products")
that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco Aim Web site,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site,
sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital
Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. will be merged into
Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN
MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

Invesco Aim Distributors, Inc.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================   ==========================================
PERFORMANCE SUMMARY                                                                       AVERAGE ANNUAL TOTAL RETURNS
                                                                                          As of 6/30/09
FUND VS. INDEXES
                                                                                          SERIES I SHARES
Cumulative total returns, 12/31/08 to 6/30/09, excluding variable product issuer          Inception (8/29/03)                  2.98%
charges. If variable product issuer charges were included, returns would be lower.         5 Years                            -0.26
                                                                                           1 Year                            -25.19
Series I Shares                                                                   3.86%
Series II Shares                                                                  3.71    SERIES II SHARES
S&P 500 Index(Triangle) (Broad Market Index)                                      3.19    Inception (8/29/03)                  2.76%
Russell 2000 Index(Triangle) (Style-Specific Index)                               2.64     5 Years                            -0.48
Lipper VUF Small-Cap Core Funds Index(Triangle) (Peer Group Index)                4.21     1 Year                            -25.31
                                                                                          ==========================================
(Triangle) Lipper Inc.
                                                                                          PERFORMANCE INCLUDING VARIABLE PRODUCT
The S&P 500--REGISTERED TRAD EMARK-- INDEX is a market capitalization-weighted index      CHARGES, PLEASE CONTACT YOUR VARIABLE
covering all major areas of the U.S. economy. It is not the 500 largest companies, but    PRODUCT ISSUER OR FINANCIAL ADVISOR.
rather the most widely held 500 companies chosen with respect to market size,
liquidity, and their industry.                                                               HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                                                                          REIMBURSED EXPENSES IN THE PAST,
   The RUSSELL 2000--REGISTERED TRADEMARK-- INDEX measures the performance of the 2,000   PERFORMANCE WOULD HAVE BEEN LOWER.
smallest companies in the Russell 3000--REGISTERED TRADEMARK-- Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The
Russell 2000 Index and the Russell 3000 Index are trademarks/service marks of the Frank
Russell Company. Russell--REGISTERED TRADEMARK-- is a trademark of the Frank Russell
Company.

   The LIPPER VUF SMALL-CAP CORE FUNDS INDEX is an equally weighted representation of the largest variable insurance underlying funds in the Lipper Small-Cap Core Funds category. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600
Index.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of the peer group reflects fund expenses; performance of a market index does not.
=======================================================================================

THE PERFORMANCE OF THE FUND'S SERIES I AND   RATIOS PRESENTED ABOVE MAY VARY FROM THE
SERIES II SHARE CLASSES WILL DIFFER          EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
PRIMARILY DUE TO DIFFERENT CLASS EXPENSES.   OF THIS REPORT THAT ARE BASED ON EXPENSES
                                             INCURRED DURING THE PERIOD COVERED BY THIS
   THE PERFORMANCE DATA QUOTED REPRESENT     REPORT.
PAST PERFORMANCE AND CANNOT GUARANTEE
COMPARABLE FUTURE RESULTS; CURRENT              AIM V.I. SMALL CAP EQUITY FUND, A
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   SERIES PORTFOLIO OF AIM VARIABLE INSURANCE
CONTACT YOUR VARIABLE PRODUCT ISSUER OR      FUNDS, IS CURRENTLY OFFERED THROUGH
FINANCIAL ADVISOR FOR THE MOST RECENT        INSURANCE COMPANIES ISSUING VARIABLE
MONTH-END VARIABLE PRODUCT PERFORMANCE.      PRODUCTS. YOU CANNOT PURCHASE SHARES OF
PERFORMANCE FIGURES REFLECT FUND EXPENSES,   THE FUND DIRECTLY. PERFORMANCE FIGURES
REINVESTED DISTRIBUTIONS AND CHANGES IN      GIVEN REPRESENT THE FUND AND ARE NOT
NET ASSET VALUE. INVESTMENT RETURN AND       INTENDED TO REFLECT ACTUAL VARIABLE
PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU   PRODUCT VALUES. THEY DO NOT REFLECT SALES
MAY HAVE A GAIN OR LOSS WHEN YOU SELL        CHARGES, EXPENSES AND FEES ASSESSED IN
SHARES.                                      CONNECTION WITH A VARIABLE PRODUCT. SALES
                                             CHARGES, EXPENSES AND FEES, WHICH ARE
   THE TOTAL ANNUAL FUND OPERATING EXPENSE   DETERMINED BY THE VARIABLE PRODUCT
RATIO SET FORTH IN THE MOST RECENT FUND      ISSUERS, WILL VARY AND WILL LOWER THE
PROSPECTUS AS OF THE DATE OF THIS REPORT     TOTAL RETURN.
FOR SERIES I AND SERIES II SHARES WAS
1.10% AND 1.35%, RESPECTIVELY. THE EXPENSE      THE MOST RECENT MONTH-END PERFORMANCE
                                             DATA AT THE FUND LEVEL, EXCLUDING VARIABLE
                                             PRODUCT CHARGES, IS AVAILABLE ON THE
                                             INVESCO AIM AUTOMATED INFORMATION LINE,
                                             866 702 4402. AS MENTIONED ABOVE, FOR THE
                                             MOST RECENT MONTH-END

AIM V.I. SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS(a)

June 30, 2009
(Unaudited)




                                                       SHARES         VALUE
------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-98.72%

AEROSPACE & DEFENSE-2.56%

AAR Corp.(b)                                           100,450    $  1,612,222
------------------------------------------------------------------------------
Aerovironment Inc.(b)                                   44,592       1,376,109
------------------------------------------------------------------------------
Curtiss-Wright Corp.                                    47,516       1,412,651
==============================================================================
                                                                     4,400,982
==============================================================================


AIRLINES-0.91%

Allegiant Travel Co.(b)                                 39,282       1,557,139
==============================================================================


APPAREL RETAIL-3.02%

Citi Trends Inc.(b)                                     63,747       1,649,772
------------------------------------------------------------------------------
Collective Brands, Inc.(b)                             120,090       1,749,711
------------------------------------------------------------------------------
J. Crew Group, Inc.(b)                                  66,289       1,791,129
==============================================================================
                                                                     5,190,612
==============================================================================


APPAREL, ACCESSORIES & LUXURY GOODS-2.81%

Carter's, Inc.(b)                                       78,166       1,923,665
------------------------------------------------------------------------------
Phillips-Van Heusen Corp.                               59,045       1,694,001
------------------------------------------------------------------------------
Volcom, Inc.(b)                                         97,417       1,217,713
==============================================================================
                                                                     4,835,379
==============================================================================


APPLICATION SOFTWARE-1.85%

Blackbaud, Inc.                                        111,387       1,732,068
------------------------------------------------------------------------------
Parametric Technology Corp.(b)                         123,505       1,443,773
==============================================================================
                                                                     3,175,841
==============================================================================


ASSET MANAGEMENT & CUSTODY BANKS-1.66%

Affiliated Managers Group, Inc.(b)                      23,920       1,391,905
------------------------------------------------------------------------------
GAMCO Investors, Inc.-Class A                           29,962       1,453,157
==============================================================================
                                                                     2,845,062
==============================================================================


BIOTECHNOLOGY-0.52%

InterMune, Inc.(b)                                      58,301         886,175
==============================================================================


COMMUNICATIONS EQUIPMENT-2.47%

Arris Group Inc.(b)                                    211,558       2,572,545
------------------------------------------------------------------------------
Comtech Telecommunications Corp.(b)                     52,280       1,666,687
==============================================================================
                                                                     4,239,232
==============================================================================


COMPUTER STORAGE & PERIPHERALS-1.40%

Synaptics Inc.(b)                                       62,171       2,402,909
==============================================================================


CONSTRUCTION & ENGINEERING-2.04%

MYR Group Inc.(b)                                       92,126       1,862,788
------------------------------------------------------------------------------
Northwest Pipe Co.(b)                                   47,335       1,645,364
==============================================================================
                                                                     3,508,152
==============================================================================


CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-0.40%

Titan International, Inc.                               91,590         684,177
==============================================================================


DATA PROCESSING & OUTSOURCED SERVICES-3.47%

CyberSource Corp.(b)                                   150,997       2,310,254
------------------------------------------------------------------------------
Euronet Worldwide, Inc.(b)                              81,951       1,589,030
------------------------------------------------------------------------------
Wright Express Corp.(b)                                 80,869       2,059,733
==============================================================================
                                                                     5,959,017
==============================================================================


DIVERSIFIED CHEMICALS-0.94%

FMC Corp.                                               33,998       1,608,105
==============================================================================


DIVERSIFIED METALS & MINING-1.00%

Compass Minerals International, Inc.                    31,322       1,719,891
==============================================================================


DIVERSIFIED SUPPORT SERVICES-0.48%

EnerNOC, Inc.(b)                                        37,859         820,405
==============================================================================


ELECTRICAL COMPONENTS & EQUIPMENT-2.28%

Belden Inc.                                             71,925       1,201,148
------------------------------------------------------------------------------
General Cable Corp.(b)                                  43,383       1,630,333
------------------------------------------------------------------------------
GrafTech International Ltd.(b)                          96,365       1,089,888
==============================================================================
                                                                     3,921,369
==============================================================================


ELECTRONIC EQUIPMENT & INSTRUMENTS-1.50%

OSI Systems, Inc.(b)                                    78,063       1,627,613
------------------------------------------------------------------------------
Rofin-Sinar Technologies, Inc.(b)                       47,588         952,236
==============================================================================
                                                                     2,579,849
==============================================================================


ENVIRONMENTAL & FACILITIES SERVICES-2.84%

ABM Industries Inc.                                    122,108       2,206,491
------------------------------------------------------------------------------
Team, Inc.(b)                                           77,970       1,221,790
------------------------------------------------------------------------------
Waste Connections, Inc.(b)                              56,216       1,456,557
==============================================================================
                                                                     4,884,838
==============================================================================


GAS UTILITIES-1.78%

Energen Corp.                                           34,013       1,357,119
------------------------------------------------------------------------------
UGI Corp.                                               66,669       1,699,393
==============================================================================
                                                                     3,056,512
==============================================================================


GENERAL MERCHANDISE STORES-0.81%

Pantry, Inc. (The)(b)                                   83,853       1,391,960
==============================================================================


HEALTH CARE DISTRIBUTORS-1.06%

Owens & Minor, Inc.                                     41,775       1,830,581
==============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. SMALL CAP EQUITY FUND

                                                       SHARES         VALUE
------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT-2.53%

Cardiac Science Corp.(b)                               174,461    $    701,333
------------------------------------------------------------------------------
Invacare Corp.                                          85,826       1,514,829
------------------------------------------------------------------------------
Quidel Corp.(b)                                        145,957       2,125,134
==============================================================================
                                                                     4,341,296
==============================================================================


HEALTH CARE FACILITIES-1.90%

Skilled Healthcare Group Inc.-Class A(b)               191,769       1,438,267
------------------------------------------------------------------------------
Universal Health Services, Inc.-Class B                 37,483       1,831,045
==============================================================================
                                                                     3,269,312
==============================================================================


HEALTH CARE SERVICES-0.71%

Gentiva Health Services, Inc.(b)                        74,068       1,219,159
==============================================================================


HEALTH CARE SUPPLIES-1.09%

Haemonetics Corp.(b)                                    32,977       1,879,689
==============================================================================


HEALTH CARE TECHNOLOGY-0.97%

Omnicell, Inc.(b)                                      154,553       1,661,445
==============================================================================


HOTELS, RESORTS & CRUISE LINES-0.30%

Red Lion Hotels Corp.(b)                               107,200         514,560
==============================================================================


INDUSTRIAL MACHINERY-2.77%

Chart Industries, Inc.(b)                               64,407       1,170,919
------------------------------------------------------------------------------
RBC Bearings Inc.(b)                                    68,406       1,398,903
------------------------------------------------------------------------------
Valmont Industries, Inc.                                30,509       2,199,089
==============================================================================
                                                                     4,768,911
==============================================================================


INSURANCE BROKERS-1.89%

Arthur J. Gallagher & Co.                               77,122       1,645,783
------------------------------------------------------------------------------
eHealth, Inc.(b)                                        90,263       1,594,045
==============================================================================
                                                                     3,239,828
==============================================================================


INTEGRATED TELECOMMUNICATION SERVICES-2.48%

Alaska Communications Systems Group Inc.               212,389       1,554,687
------------------------------------------------------------------------------
Cincinnati Bell Inc.(b)                                642,753       1,825,419
------------------------------------------------------------------------------
NTELOS Holdings Corp.                                   48,116         886,297
==============================================================================
                                                                     4,266,403
==============================================================================


INTERNET SOFTWARE & SERVICES-1.46%

Open Text Corp. (Canada)(b)                             68,757       2,504,130
==============================================================================


INVESTMENT BANKING & BROKERAGE-1.34%

KBW Inc.(b)                                             80,058       2,302,468
------------------------------------------------------------------------------
Teton Advisors Inc.(b)                                     631               0
==============================================================================
                                                                     2,302,468
==============================================================================


IT CONSULTING & OTHER SERVICES-1.34%

CACI International Inc.-Class A(b)                      53,809       2,298,182
==============================================================================


LIFE SCIENCES TOOLS & SERVICES-1.52%

Dionex Corp.(b)                                         27,926       1,704,324
------------------------------------------------------------------------------

eResearch Technology, Inc.(b)                          145,645         904,455
==============================================================================
                                                                     2,608,779
==============================================================================


MARINE-0.73%

DryShips Inc. (Greece)(b)                              215,987       1,248,405
==============================================================================


METAL & GLASS CONTAINERS-1.02%

AptarGroup, Inc.                                        52,177       1,762,017
==============================================================================


MOVIES & ENTERTAINMENT-1.03%

World Wrestling Entertainment, Inc.-Class A            140,457       1,764,140
==============================================================================


MULTI-UTILITIES-0.65%

Avista Corp.                                            62,360       1,110,632
==============================================================================


OFFICE REIT'S-0.47%

Alexandria Real Estate Equities, Inc.                   22,424         802,555
==============================================================================


OIL & GAS EQUIPMENT & SERVICES-4.05%

Complete Production Services, Inc.(b)                  239,914       1,525,853
------------------------------------------------------------------------------
Lufkin Industries, Inc.                                 31,802       1,337,274
------------------------------------------------------------------------------
NATCO Group Inc.-Class A(b)                             59,854       1,970,394
------------------------------------------------------------------------------
Oceaneering International, Inc.(b)                      47,002       2,124,490
==============================================================================
                                                                     6,958,011
==============================================================================


OIL & GAS EXPLORATION & PRODUCTION-2.25%

Arena Resources, Inc.(b)                                51,527       1,641,135
------------------------------------------------------------------------------
Comstock Resources, Inc.(b)                             37,879       1,251,901
------------------------------------------------------------------------------
Penn Virginia Corp.                                     58,986         965,601
==============================================================================
                                                                     3,858,637
==============================================================================


PACKAGED FOODS & MEATS-1.54%

Flowers Foods, Inc.                                     57,986       1,266,414
------------------------------------------------------------------------------
TreeHouse Foods, Inc.(b)                                47,835       1,376,213
==============================================================================
                                                                     2,642,627
==============================================================================


PERSONAL PRODUCTS-0.97%

Alberto-Culver Co.                                      65,502       1,665,716
==============================================================================


PHARMACEUTICALS-2.03%

ViroPharma Inc.(b)                                     191,854       1,137,694
------------------------------------------------------------------------------
VIVUS, Inc.(b)                                         386,374       2,349,154
==============================================================================
                                                                     3,486,848
==============================================================================


PROPERTY & CASUALTY INSURANCE-1.75%

FPIC Insurance Group, Inc.(b)                           50,591       1,549,096
------------------------------------------------------------------------------
Hanover Insurance Group Inc. (The)                      38,372       1,462,357
==============================================================================
                                                                     3,011,453
==============================================================================


REGIONAL BANKS-5.51%

BancFirst Corp.                                         32,300       1,116,934
------------------------------------------------------------------------------
Commerce Bancshares, Inc.                               45,208       1,438,971
------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. SMALL CAP EQUITY FUND

                                                       SHARES         VALUE
------------------------------------------------------------------------------
REGIONAL BANKS-(CONTINUED)

Community Trust Bancorp, Inc.                           58,289    $  1,559,231
------------------------------------------------------------------------------
First Financial Bankshares, Inc.                        28,380       1,429,217
------------------------------------------------------------------------------
FirstMerit Corp.                                        75,530       1,282,499
------------------------------------------------------------------------------
Texas Capital Bancshares, Inc.(b)                      114,401       1,769,783
------------------------------------------------------------------------------
Whitney Holding Corp.                                   95,847         877,959
==============================================================================
                                                                     9,474,594
==============================================================================


RESTAURANTS-4.65%

Brinker International, Inc.                            102,771       1,750,190
------------------------------------------------------------------------------
DineEquity, Inc.(b)                                     57,143       1,782,290
------------------------------------------------------------------------------
Papa John's International, Inc.(b)                      58,494       1,450,066
------------------------------------------------------------------------------
Sonic Corp.(b)                                         154,649       1,551,130
------------------------------------------------------------------------------
Texas Roadhouse, Inc.-Class A(b)                       133,373       1,455,100
==============================================================================
                                                                     7,988,776
==============================================================================


SEMICONDUCTOR EQUIPMENT-2.76%

ATMI, Inc.(b)                                           98,937       1,536,491
------------------------------------------------------------------------------
Cymer, Inc.(b)                                          59,453       1,767,538
------------------------------------------------------------------------------
MKS Instruments, Inc.(b)                               109,031       1,438,119
==============================================================================
                                                                     4,742,148
==============================================================================


SEMICONDUCTORS-3.64%

ON Semiconductor Corp.(b)                              256,386       1,758,808
------------------------------------------------------------------------------
Power Integrations, Inc.                                75,787       1,802,973
------------------------------------------------------------------------------
Semtech Corp.(b)                                       169,448       2,695,917
==============================================================================
                                                                     6,257,698
==============================================================================


SPECIALIZED REIT'S-1.84%

LaSalle Hotel Properties                                61,848         763,204
------------------------------------------------------------------------------
Senior Housing Properties Trust                         62,146       1,014,223
------------------------------------------------------------------------------
Universal Health Realty Income Trust                    43,889       1,383,381
==============================================================================
                                                                     3,160,808
==============================================================================


SPECIALTY CHEMICALS-0.60%

Zep, Inc.                                               85,515       1,030,456
==============================================================================


SYSTEMS SOFTWARE-1.67%

Ariba Inc.(b)                                          292,386       2,877,078
==============================================================================


TECHNOLOGY DISTRIBUTORS-0.90%

Anixter International Inc.(b)                           41,317       1,553,106
==============================================================================


TRADING COMPANIES & DISTRIBUTORS-1.03%

Beacon Roofing Supply, Inc.(b)                         122,934       1,777,626
==============================================================================


TRUCKING-3.30%

Landstar System, Inc.                                   52,162       1,873,137
------------------------------------------------------------------------------
Marten Transport, Ltd.(b)                               77,272       1,604,167
------------------------------------------------------------------------------
Old Dominion Freight Line, Inc.(b)                      65,591       2,201,890
==============================================================================
                                                                     5,679,194
==============================================================================


WATER UTILITIES-0.23%

Cascal N.V. (United Kingdom)                           105,529         395,734
==============================================================================
  Total Common Stocks & Other Equity Interests
  (Cost $188,959,834)                                              169,620,608
==============================================================================



MONEY MARKET FUNDS-1.19%

Liquid Assets Portfolio-Institutional Class(c)       1,022,735       1,022,735
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)             1,022,735       1,022,735
==============================================================================
     Total Money Market Funds (Cost $2,045,470)                      2,045,470
==============================================================================
TOTAL INVESTMENTS-99.91% (Cost $191,005,304)                       171,666,078
==============================================================================
OTHER ASSETS LESS LIABILITIES-0.09%                                    152,858
==============================================================================
NET ASSETS-100.00%                                                $171,818,936
______________________________________________________________________________
==============================================================================



Investment Abbreviations:

REIT  - Real Estate Investment Trust


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. SMALL CAP EQUITY FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2009



-------------------------------------------------------------------------
Information Technology                                               22.5%
-------------------------------------------------------------------------
Industrials                                                          19.3
-------------------------------------------------------------------------
Financials                                                           14.4
-------------------------------------------------------------------------
Consumer Discretionary                                               12.6
-------------------------------------------------------------------------
Health Care                                                          12.3
-------------------------------------------------------------------------
Energy                                                                6.3
-------------------------------------------------------------------------
Materials                                                             3.6
-------------------------------------------------------------------------
Utilities                                                             2.7
-------------------------------------------------------------------------
Consumer Staples                                                      2.5
-------------------------------------------------------------------------
Telecommunication Services                                            2.5
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 1.3
_________________________________________________________________________
=========================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. SMALL CAP EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $188,959,834)                           $169,620,608
--------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost        2,045,470
================================================================================
     Total investments, at value (Cost $191,005,304)                 171,666,078
================================================================================
Receivables for:
  Investments sold                                                       131,689
--------------------------------------------------------------------------------
  Fund shares sold                                                       193,810
--------------------------------------------------------------------------------
  Dividends                                                              185,019
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans         10,468
================================================================================
     Total assets                                                    172,187,064
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                                                 199,269
--------------------------------------------------------------------------------
  Accrued fees to affiliates                                             109,451
--------------------------------------------------------------------------------
  Accrued other operating expenses                                        41,178
--------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                        18,230
================================================================================
     Total liabilities                                                   368,128
================================================================================
Net assets applicable to shares outstanding                         $171,818,936
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $223,928,276
--------------------------------------------------------------------------------
Undistributed net investment income                                      414,047
--------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (33,184,161)
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                               (19,339,226)
================================================================================
                                                                    $171,818,936
________________________________________________________________________________
================================================================================



NET ASSETS:

Series I                                                            $162,166,942
________________________________________________________________________________
================================================================================
Series II                                                           $  9,651,994
________________________________________________________________________________
================================================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Series I                                                              14,700,359
________________________________________________________________________________
================================================================================
Series II                                                                885,796
________________________________________________________________________________
================================================================================
Series I:
  Net asset value per share                                         $      11.03
________________________________________________________________________________
================================================================================
Series II:
  Net asset value per share                                         $      10.90
________________________________________________________________________________
================================================================================




STATEMENT OF OPERATIONS

For the six months ended June 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends                                 $    852,238
------------------------------------------------------
Dividends from affiliated money market
  funds (includes securities lending
  income of $121,486)                          134,932
======================================================
     Total investment income                   987,170
======================================================


EXPENSES:

Advisory fees                                  560,507
------------------------------------------------------
Administrative services fees                   212,605
------------------------------------------------------
Custodian fees                                  12,473
------------------------------------------------------
Distribution fees -- Series II                   8,914
------------------------------------------------------
Transfer agent fees                              7,466
------------------------------------------------------
Trustees' and officers' fees and
  benefits                                      12,457
------------------------------------------------------
Other                                           22,928
======================================================
     Total expenses                            837,350
======================================================
Less: Fees waived                               (2,324)
======================================================
     Net expenses                              835,026
======================================================
Net investment income                          152,144
======================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from
  investment securities (includes net
  gains from securities sold to
  affiliates of $34,634)                   (15,024,510)
======================================================
Change in net unrealized appreciation
  of investment securities                  20,574,277
======================================================
Net realized and unrealized gain             5,549,767
======================================================
Net increase in net assets resulting
  from operations                         $  5,701,911
______________________________________________________
======================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. SMALL CAP EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2009 and the year ended December 31, 2008 (Unaudited)



                                                                             JUNE 30,      DECEMBER 31,
                                                                               2009            2008
-------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $    152,144    $    281,807
-------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                  (15,024,510)    (17,937,663)
-------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                       20,574,277     (52,374,299)
=======================================================================================================
     Net increase (decrease) in net assets resulting from operations          5,701,911     (70,030,155)
=======================================================================================================
Distributions to shareholders from net realized gains:
  Series I                                                                           --        (660,008)
-------------------------------------------------------------------------------------------------------
  Series II                                                                          --         (21,507)
=======================================================================================================
     Total distributions from net realized gains                                    --         (681,515)
=======================================================================================================
Share transactions-net:
  Series I                                                                    4,710,479      53,423,230
-------------------------------------------------------------------------------------------------------
  Series II                                                                   3,539,208       6,837,898
=======================================================================================================
     Net increase in net assets resulting from share transactions             8,249,687      60,261,128
=======================================================================================================
     Net increase (decrease) in net assets                                   13,951,598     (10,450,542)
=======================================================================================================


NET ASSETS:

  Beginning of period                                                       157,867,338     168,317,880
=======================================================================================================
  End of period (includes undistributed net investment income of
     $414,047 and $261,903, respectively)                                  $171,818,936    $157,867,338
_______________________________________________________________________________________________________
=======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. SMALL CAP EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Small Cap Equity Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-one separate portfolios, (each constituting a "Fund"). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

  The Fund's investment objective is long-term growth of capital.

  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products").

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.


AIM V.I. SMALL CAP EQUITY FUND

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, management monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are available for issuance. Such events and transactions are monitored through the date of the report of independent registered public accounting firm for audited periods and 45 days from the period end date for all other periods.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.


AIM V.I. SMALL CAP EQUITY FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.745%
-------------------------------------------------------------------
Next $250 million                                            0.73%
-------------------------------------------------------------------
Next $500 million                                            0.715%
-------------------------------------------------------------------
Next $1.5 billion                                            0.70%
-------------------------------------------------------------------
Next $2.5 billion                                            0.685%
-------------------------------------------------------------------
Next $2.5 billion                                            0.67%
-------------------------------------------------------------------
Next $2.5 billion                                            0.655%
-------------------------------------------------------------------
Over $10 billion                                             0.64%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.15% and Series II shares to 1.40% of average daily net assets, through at least April 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. The Advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.

  Further, the Advisor has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended June 30, 2009, the Advisor waived advisory fees of $2,324.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2009, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco Aim for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2009, Invesco Aim was paid $24,795 for accounting and fund administrative services and reimbursed $187,810 for services provided by insurance companies.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2009, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable

AIM V.I. SMALL CAP EQUITY FUND
inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                      LEVEL 1       LEVEL 2     LEVEL 3         TOTAL
========================================================================================================================
Equity Securities                                                  $171,666,078       $--          $0       $171,666,078
________________________________________________________________________________________________________________________
========================================================================================================================



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2009, the Fund engaged in securities sales of $302,756, which resulted in net realized gains of $34,634.

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2009, the Fund paid legal fees of $1,613 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of December 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
December 31, 2016                                                                  $12,193,640
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


AIM V.I. SMALL CAP EQUITY FUND

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2009 was $39,191,930 and $29,524,749, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $ 15,803,679
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (35,722,485)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $(19,918,806)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $191,584,884.


NOTE 9--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   JUNE 30, 2009(a)               DECEMBER 31, 2008
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                    2,528,845     $ 25,206,170      7,106,974     $ 99,325,405
------------------------------------------------------------------------------------------------------------------------
  Series II                                                     460,741        4,431,078        581,209        7,454,266
========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                           --               --         64,391          660,008
------------------------------------------------------------------------------------------------------------------------
  Series II                                                          --               --          2,121           21,507
========================================================================================================================
Reacquired:
  Series I                                                   (2,165,508)     (20,495,691)    (3,672,675)     (46,562,183)
------------------------------------------------------------------------------------------------------------------------
  Series II                                                    (103,886)        (891,870)       (56,485)        (637,875)
========================================================================================================================
Net increase in share activity                                  720,192     $  8,249,687      4,025,535     $ 60,261,128
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 81% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


AIM V.I. SMALL CAP EQUITY FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET      NET     ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,   INVESTMENT      (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING    INCOME     REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD   (LOSS)(a)   UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
SERIES I
Six months ended 06/30/09    $10.62     $ 0.01        $ 0.40       $ 0.41      $   --        $   --         $   --       $11.03
Year ended 12/31/08           15.53       0.02         (4.88)       (4.86)         --         (0.05)         (0.05)       10.62
Year ended 12/31/07           15.19      (0.01)         0.81         0.80       (0.01)        (0.45)         (0.46)       15.53
Year ended 12/31/06           13.46      (0.01)         2.37         2.36          --         (0.63)         (0.63)       15.19
Year ended 12/31/05           12.45      (0.06)         1.07         1.01          --            --             --        13.46
Year ended 12/31/04           11.38      (0.06)         1.13         1.07       (0.00)           --          (0.00)       12.45
---------------------------------------------------------------------------------------------------------------------------------
SERIES II
Six months ended 06/30/09     10.51      (0.00)         0.39         0.39          --            --             --        10.90
Year ended 12/31/08           15.39       0.00         (4.83)       (4.83)         --         (0.05)         (0.05)       10.51
Year ended 12/31/07           15.10      (0.05)         0.79         0.74          --         (0.45)         (0.45)       15.39
Year ended 12/31/06           13.41      (0.04)         2.36         2.32          --         (0.63)         (0.63)       15.10
Year ended 12/31/05           12.43      (0.08)         1.06         0.98          --            --             --        13.41
Year ended 12/31/04           11.38      (0.08)         1.13         1.05       (0.00)           --          (0.00)       12.43
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                          RATIO OF          RATIO OF
                                                          EXPENSES          EXPENSES
                                                         TO AVERAGE      TO AVERAGE NET   RATIO OF NET
                                                         NET ASSETS      ASSETS WITHOUT    INVESTMENT
                                        NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS    INCOME (LOSS)
                             TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES    TO AVERAGE    PORTFOLIO
                           RETURN(b)  (000S OMITTED)      ABSORBED          ABSORBED       NET ASSETS   TURNOVER(c)
-------------------------------------------------------------------------------------------------------------------
SERIES I
Six months ended 06/30/09      3.86%     $162,167           1.10%(d)          1.10%(d)        0.21%(d)       20%
Year ended 12/31/08          (31.31)      152,310           1.09              1.09            0.16           55
Year ended 12/31/07            5.19       168,286           1.12              1.15           (0.07)          45
Year ended 12/31/06           17.44        93,243           1.15              1.33           (0.06)          52
Year ended 12/31/05            8.11        42,752           1.22              1.57           (0.44)          70
Year ended 12/31/04            9.41        25,964           1.30              2.01           (0.56)         156
-------------------------------------------------------------------------------------------------------------------
SERIES II
Six months ended 06/30/09      3.71         9,652           1.35(d)           1.35(d)        (0.04)(d)       20
Year ended 12/31/08          (31.40)        5,557           1.34              1.34           (0.09)          55
Year ended 12/31/07            4.84            32           1.37              1.40           (0.32)          45
Year ended 12/31/06           17.20           854           1.40              1.58           (0.31)          52
Year ended 12/31/05            7.88           679           1.42              1.82           (0.64)          70
Year ended 12/31/04            9.23           622           1.45              2.26           (0.71)         156
___________________________________________________________________________________________________________________
===================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending December 31, 2007, the portfolio turnover calculation excludes the value of securities purchased of $17,709,035 and sold of $19,432,514 in the effort to realign the Fund's portfolio holdings after the reorganization of AIM V.I. Small Cap Growth Fund into the Fund.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $144,529 and $7,190 for Series I and Series II shares, respectively.


AIM V.I. SMALL CAP EQUITY FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
    Series I        $1,000.00      $1,038.60       $5.56       $1,019.34       $5.51        1.10%
---------------------------------------------------------------------------------------------------
    Series II        1,000.00       1,037.10        6.82        1,018.10        6.76        1.35
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009 through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM V.I. SMALL CAP EQUITY FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the Board) of AIM        In addition to their meetings             particular factor that was controlling.
Variable Insurance Funds is required under   throughout the year, the Sub-Committees      Each Trustee may have evaluated the
the Investment Company Act of 1940 to        meet at designated contract renewal          information provided differently from
approve annually the renewal of the AIM      meetings each year to conduct an in-depth    another Trustee and attributed different
V.I. Small Cap Equity Fund (the Fund)        review of the performance, fees, expenses    weight to the various factors. The
investment advisory agreement with Invesco   and other matters related to their           Trustees recognized that the advisory
Aim Advisors, Inc. (Invesco Aim) and the     assigned funds. During the contract          arrangements and resulting advisory fees
Master Intergroup Sub-Advisory Contract      renewal process, the Trustees receive        for the Fund and the other AIM Funds are
for Mutual Funds (the sub-advisory           comparative performance and fee data         the result of years of review and
contracts) with Invesco Asset Management     regarding the AIM Funds prepared by an       negotiation between the Trustees and
Deutschland GmbH, Invesco Asset Management   independent company, Lipper, Inc.            Invesco Aim, that the Trustees may focus
Limited, Invesco Asset Management (Japan)    (Lipper), under the direction and            to a greater extent on certain aspects of
Limited, Invesco Australia Limited,          supervision of the Senior Officer who also   these arrangements in some years than in
Invesco Global Asset Management (N.A.),      prepares a separate analysis of this         others, and that the Trustees'
Inc., Invesco Hong Kong Limited, Invesco     information for the Trustees. Each Sub-      deliberations and conclusions in a
Institutional (N.A.), Inc., Invesco Senior   Committee then makes recommendations to      particular year may be based in part on
Secured Management, Inc. and Invesco         the Investments Committee regarding the      their deliberations and conclusions
Trimark Ltd. (collectively, the Affiliated   fees and expenses of their assigned funds.   regarding these same arrangements
Sub-Advisers). During contract renewal       The Investments Committee considers each     throughout the year and in prior years.
meetings held on June 16-17, 2009, the       Sub-Committee's recommendations and makes
Board as a whole, and the disinterested or   its own recommendations regarding the fees      The discussion below serves as a
"independent" Trustees voting separately,    and expenses of the AIM Funds to the full    summary of the Senior Officer's
approved the continuance of the Fund's       Board. The Investments Committee also        independent written evaluation with
investment advisory agreement and the        considers each Sub-Committee's               respect to the Fund's investment advisory
sub-advisory contracts for another year,     recommendations in making its annual         agreement as well as a discussion of the
effective July 1, 2009. In doing so, the     recommendation to the Board whether to       material factors and related conclusions
Board determined that the Fund's             approve the continuance of each AIM Fund's   that formed the basis for the Board's
investment advisory agreement and the        investment advisory agreement and            approval of the Fund's investment advisory
sub-advisory contracts are in the best       sub-advisory contracts for another year.     agreement and sub-advisory contracts.
interests of the Fund and its shareholders                                                Unless otherwise stated, information set
and that the compensation to Invesco Aim        The independent Trustees met separately   forth below is as of June 17, 2009, and
and the Affiliated Sub-Advisers under the    during their evaluation of the Fund's        does not reflect any changes that may have
Fund's investment advisory agreement and     investment advisory agreement and            occurred since that date, including but
sub-advisory contracts is fair and           sub-advisory contracts with independent      not limited to changes to the Fund's
reasonable.                                  legal counsel. The independent Trustees      performance, advisory fees, expense
                                             were also assisted in their annual           limitations and/or fee waivers.
THE BOARD'S FUND EVALUATION PROCESS          evaluation of the Fund's investment
                                             advisory agreement by the Senior Officer.    FACTORS AND CONCLUSIONS AND SUMMARY OF
The Board's Investments Committee has        One responsibility of the Senior Officer     INDEPENDENT WRITTEN FEE EVALUATION
established three Sub-Committees that are    is to manage the process by which the AIM
responsible for overseeing the management    Funds' proposed management fees are             A. Nature, Extent and Quality of
of a number of the series portfolios of      negotiated during the annual contract              Services Provided by Invesco Aim
the AIM Funds. This Sub-Committee            renewal process to ensure that they are
structure permits the Trustees to focus on   negotiated in a manner that is at arms'      The Board reviewed the advisory services
the performance of the AIM Funds that have   length and reasonable. Accordingly, the      provided to the Fund by Invesco Aim under
been assigned to them. The Sub-Committees    Senior Officer must either supervise a       the Fund's investment advisory agreement,
meet throughout the year to review the       competitive bidding process or prepare an    the performance of Invesco Aim in
performance of their assigned funds, and     independent written evaluation. The Senior   providing these services, and the
the Sub-Committees review monthly and        Officer recommended that an independent      credentials and experience of the officers
quarterly comparative performance            written evaluation be provided and, at the   and employees of Invesco Aim who provide
information and periodic asset flow data     direction of the Board, prepared an          these services. The Board's review of the
for their assigned funds. These materials    independent written evaluation.              qualifications of Invesco Aim to provide
are prepared under the direction and                                                      these services included the Board's
supervision of the independent Senior           During the annual contract renewal        consideration of Invesco Aim's portfolio
Officer, an officer of the AIM Funds who     process, the Board considered the factors    and product review process, various back
reports directly to the independent          discussed below in evaluating the fairness   office support functions provided by
Trustees. Over the course of each year,      and reasonableness of the Fund's             Invesco Aim and its affiliates, and
the Sub-Committees meet with portfolio       investment advisory agreement and            Invesco Aim's equity and fixed income
managers for their assigned funds and        sub-advisory contracts. The Board            trading operations. The Board concluded
other members of management and review       considered all of the information provided   that the nature, extent and quality of the
with these individuals the performance,      to them, including information provided at   advisory services provided to the Fund by
investment objective(s), policies,           their meetings throughout the year as part   Invesco Aim are appropriate and that
strategies and limitations of these funds.   of their ongoing oversight of the Fund,      Invesco Aim currently is providing
                                             and did not identify any                     satisfactory advisory services in
                                                                                          accordance with the terms of the Fund's
                                                                                          investment advisory

AIM V.I. SMALL CAP EQUITY FUND                                                                                             continued

agreement. In addition, based on their          C. Fund Performance                       least one year old and that other data did
ongoing meetings throughout the year with                                                 not reflect the market downturn that
the Fund's portfolio manager or managers,    The Board considered fund performance as a   occurred in the fourth quarter of 2008.
the Board concluded that these individuals   relevant factor in considering whether to
are competent and able to continue to        approve the investment advisory agreement.      The Board also compared the Fund's
carry out their responsibilities under the   The Board did not view fund performance as   effective fee rate (the advisory fee after
Fund's investment advisory agreement.        a relevant factor in considering whether     any advisory fee waivers and before any
                                             to approve the sub-advisory contracts for    expense limitations/waivers) to the
   In determining whether to continue the    the Fund, as no Affiliated Sub-Adviser       advisory fee rates of other domestic
Fund's investment advisory agreement, the    currently manages assets of the Fund.        clients of Invesco Aim and its affiliates
Board considered the prior relationship                                                   with investment strategies comparable to
between Invesco Aim and the Fund, as well       The Board compared the Fund's             those of the Fund, including one mutual
as the Board's knowledge of Invesco Aim's    performance during the past one, three and   fund advised by Invesco Aim and three
operations, and concluded that it is         five calendar years to the performance of    mutual funds sub-advised by an Invesco Aim
beneficial to maintain the current           all funds in the Lipper performance          affiliate. The Board noted that the Fund's
relationship, in part, because of such       universe that are not managed by Invesco     rate was (i) above the effective fee rate
knowledge. The Board also considered the     Aim or an Affiliated Sub-Adviser and         for the mutual fund advised by Invesco
steps that Invesco Aim and its affiliates    against the Lipper VA Underlying Funds -     Aim; and (ii) above the sub-adviser
continue to take to improve the quality      Small-Cap Core Index. The Board noted that   effective fee rates for the domestic
and efficiency of the services they          the Fund's performance was in the second     mutual funds sub-advised by an Invesco Aim
provide to the AIM Funds in the areas of     quintile of its performance universe for     affiliate
investment performance, product line         the one and five year periods and in the
diversification, distribution, fund          first quintile for the three year period        The Board noted that Invesco Aim
operations, shareholder services and         (the first quintile being the best           contractually agreed to waive fees and/or
compliance. The Board concluded that the     performing funds and the fifth quintile      limit expenses of the Fund through at
quality and efficiency of the services       being the worst performing funds). The       least April 30, 2010 in an amount
Invesco Aim and its affiliates provide to    Board noted that the Fund's performance      necessary to limit total annual operating
the AIM Funds in each of these areas         was above the performance of the Index for   expenses to a specified percentage of
support the Board's approval of the          the one, three and five year periods.        average daily net assets for each class of
continuance of the Fund's investment         Although the independent written             the Fund. The Board noted that at the
advisory agreement.                          evaluation of the Fund's Senior Officer      current expense ratio for the Fund, this
                                             only considered Fund performance through     expense waiver does not have any impact.
   B. Nature, Extent and Quality of          the most recent calendar year, the Board
      Services Provided by Affiliated        also reviewed more recent Fund performance      The Board also considered the services
      Sub-Advisers                           and this review did not change their         provided by the Affiliated Sub-Advisers
                                             conclusions. The Board noted that, in        pursuant to the sub-advisory contracts and
The Board reviewed the services provided     response to the Board's focus on fund        the services provided by Invesco Aim
by the Affiliated Sub-Advisers under the     performance, Invesco Aim has taken a         pursuant to the Fund's advisory agreement,
sub-advisory contracts and the credentials   number of actions intended to improve the    as well as the allocation of fees between
and experience of the officers and           investment process for the funds.            Invesco Aim and the Affiliated
employees of the Affiliated Sub-Advisers                                                  Sub-Advisers pursuant to the sub-advisory
who provide these services. The Board           D. Advisory and Sub-Advisory Fees and     contracts. The Board noted that the
concluded that the nature, extent and              Fee Waivers                            sub-advisory fees have no direct effect on
quality of the services provided by the                                                   the Fund or its shareholders, as they are
Affiliated Sub-Advisers are appropriate.     The Board compared the Fund's contractual    paid by Invesco Aim to the Affiliated
The Board noted that the Affiliated          advisory fee rate to the contractual         Sub-Advisers, and that Invesco Aim and the
Sub-Advisers, which have offices and         advisory fee rates of funds in the Fund's    Affiliated Sub-Advisers are affiliates.
personnel that are geographically            Lipper expense group that are not managed
dispersed in financial centers around the    by Invesco Aim or an Affiliated                 After taking account of the Fund's
world, can provide research and other        Sub-Adviser, at a common asset level. The    contractual advisory fee rate, the
information and make recommendations on      Board noted that the Fund's contractual      contractual sub-advisory fee rate, the
the markets and economies of various         advisory fee rate was below the median       comparative advisory fee information and
countries and securities of companies        contractual advisory fee rate of funds in    other relevant factors, the Board
located in such countries or on various      its expense group. The Board also reviewed   concluded that the Fund's advisory and
types of investments and investment          the methodology used by Lipper in            sub-advisory fees are fair and reasonable.
techniques. The Board concluded that the     determining contractual fee rates, which
sub-advisory contracts benefit the Fund      includes using audited financial data from      E. Economies of Scale and Breakpoints
and its shareholders by permitting Invesco   the most recent annual report of each fund
Aim to utilize the additional resources      in the expense group that was publicly       The Board considered the extent to which
and talent of the Affiliated Sub-Advisers    available as of the end of the past          there are economies of scale in the
in managing the Fund.                        calendar year. The Board noted that some     provision of advisory services to the
                                             comparative data was at                      Fund. The Board also considered whether
                                                                                          the Fund benefits from such economies of
                                                                                          scale through contractual breakpoints

AIM V.I. SMALL CAP EQUITY FUND                                                                                             continued

in the Fund's advisory fee schedule. The     financial resources necessary to fulfill     Aim receives from the affiliated money
Board noted that the Fund's contractual      these obligations.                           market funds with respect to the Fund's
advisory fee schedule includes seven                                                      investment in the affiliated money market
breakpoints, but that due to the Fund's         G. Collateral Benefits to Invesco Aim     funds of uninvested cash, but not cash
asset level at the end of the past                 and its Affiliates                     collateral. The Board concluded that the
calendar year, the Fund is not currently                                                  Fund's investment of uninvested cash and
benefiting from the breakpoints. The Board   The Board considered various other           cash collateral from any securities
concluded that the Fund's advisory fees      benefits received by Invesco Aim and its     lending arrangements in the affiliated
would appropriately reflect economies of     affiliates resulting from Invesco Aim's      money market funds is in the best
scale at higher asset levels. The Board      relationship with the Fund, including the    interests of the Fund and its
also noted that the Fund shares directly     fees received by Invesco Aim and its         shareholders.
in economies of scale through lower fees     affiliates for their provision of
charged by third party service providers     administrative, transfer agency and
based on the combined size of all of the     distribution services to the Fund. The
AIM Funds and affiliates.                    Board considered the performance of
                                             Invesco Aim and its affiliates in
   F. Profitability and Financial            providing these services and the
      Resources                              organizational structure employed by
                                             Invesco Aim and its affiliates to provide
The Board reviewed information from          these services. The Board also considered
Invesco Aim concerning the costs of the      that these services are provided to the
advisory and other services that Invesco     Fund pursuant to written contracts that
Aim and its affiliates provide to the Fund   are reviewed and approved on an annual
and the profitability of Invesco Aim and     basis by the Board. The Board concluded
its affiliates in providing these            that Invesco Aim and its affiliates are
services. The Board also reviewed            providing these services in a satisfactory
information concerning the financial         manner and in accordance with the terms of
condition of Invesco Aim and its             their contracts, and are qualified to
affiliates. The Board reviewed with          continue to provide these services to the
Invesco Aim the methodology used to          Fund.
prepare the profitability information. The
Board considered the overall profitability      The Board considered the benefits
of Invesco Ltd., the ultimate parent of      realized by Invesco Aim and the Affiliated
Invesco Aim and the Affiliated               Sub-Advisers as a result of portfolio
Sub-Advisers, and of Invesco Aim, as well    brokerage transactions executed through
as the profitability of Invesco Aim in       "soft dollar" arrangements. The Board
connection with managing the Fund. The       noted that soft dollar arrangements shift
Board noted that Invesco Aim continues to    the payment obligation for research and
operate at a net profit, although the        execution services from Invesco Aim and
reduction of assets under management as a    the Affiliated Sub-Advisers to the funds
result of market movements and the           and therefore may reduce Invesco Aim's and
increase in voluntary fee waivers for        the Affiliated Sub-Advisers' expenses. The
affiliated money market funds have reduced   Board concluded that Invesco Aim's and the
the profitability of Invesco Aim and its     Affiliated Sub-Advisers' soft dollar
affiliates. The Board concluded that the     arrangements are appropriate. The Board
Fund's fees are fair and reasonable, and     also concluded that, based on their review
that the level of profits realized by        and representations made by the Chief
Invesco Aim and its affiliates from          Compliance Officer of Invesco Aim, these
providing services to the Fund is not        arrangements are consistent with
excessive in light of the nature, quality    regulatory requirements.
and extent of the services provided. The
Board considered whether Invesco Aim is         The Board considered the fact that the
financially sound and has the resources      Fund's uninvested cash and cash collateral
necessary to perform its obligations under   from any securities lending arrangements
the Fund's investment advisory agreement,    may be invested in money market funds
and concluded that Invesco Aim has the       advised by Invesco Aim pursuant to
financial resources necessary to fulfill     procedures approved by the Board. The
these obligations. The Board also            Board noted that Invesco Aim will receive
considered whether each Affiliated Sub-      advisory fees from these affiliated money
Adviser is financially sound and has the     market funds attributable to such
resources necessary to perform its           investments, although Invesco Aim has
obligations under the sub-advisory           contractually agreed to waive through at
contracts, and concluded that each           least June 30, 2010, the advisory fees
Affiliated Sub-Adviser has the               payable by the Fund in an amount equal to
                                             100% of the net advisory fee Invesco

AIM V.I. SMALL CAP EQUITY FUND

[INVESCO AIM LOGO]             AIM V.I. TECHNOLOGY FUND
 --SERVICE MARK--              Semiannual Report to Shareholders o June 30, 2009

                                                              [MOUNTAIN GRAPHIC]

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC
Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products")
that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco Aim Web site,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site,
sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital
Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. will be merged into
Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN
MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

Invesco Aim Distributors, Inc.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================   ==========================================
PERFORMANCE SUMMARY                                                                       AVERAGE ANNUAL TOTAL RETURNS
                                                                                          As of 6/30/09
FUND VS. INDEXES
                                                                                          SERIES I SHARES
Cumulative total returns, 12/31/08 to 6/30/09, excluding variable product issuer          Inception (5/20/97)                  0.25%
charges. If variable product issuer charges were included, returns would be lower.        10 Years                            -6.64
                                                                                           5 Years                            -2.87
Series I Shares                                                                  21.96%    1 Year                            -22.93
Series II Shares                                                                 21.91
S&P 500 Index(Triangle) (Broad Market Index)                                      3.19    SERIES II SHARES
Merrill Lynch 100 Technology Index(Triangle)* (Style-Specific Index)             26.01    10 Years                            -6.90%
S&P North American Technology Sector Index(Triangle)* (Former Style-Specific               5 Years                            -3.12
   Index)                                                                        26.23     1 Year                            -23.19
Lipper VUF Science & Technology Funds Category Average(Triangle) (Peer Group)    24.57    ==========================================

(Triangle) Lipper Inc.                                                                       AIM V.I. TECHNOLOGY FUND, A SERIES
                                                                                          PORTFOLIO OF AIM VARIABLE INSURANCE FUNDS,
*          The Fund has elected to use the Merrill Lynch 100 Technology Index as its      IS CURRENTLY OFFERED THROUGH INSURANCE
           style-specific index because managers believe it reflects the Fund's           COMPANIES ISSUING VARIABLE PRODUCTS. YOU
           investment style and the performance of the securities in which the Fund       CANNOT PURCHASE SHARES OF THE FUND
           invests better than does the S&P North American Technology Sector Index.       DIRECTLY. PERFORMANCE FIGURES GIVEN
                                                                                          REPRESENT THE FUND AND ARE NOT INTENDED TO
The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index       REFLECT ACTUAL VARIABLE PRODUCT VALUES.
covering all major areas of the U.S. economy. It is not the 500 largest companies, but    THEY DO NOT REFLECT SALES CHARGES,
rather the most widely held 500 companies chosen with respect to market size, liquidity   EXPENSES AND FEES ASSESSED IN CONNECTION
and their industry.                                                                       WITH A VARIABLE PRODUCT. SALES CHARGES,
                                                                                          EXPENSES AND FEES, WHICH ARE DETERMINED BY
   The MERRILL LYNCH 100 TECHNOLOGY INDEX is a price-only equal-dollar weighted index     THE VARIABLE PRODUCT ISSUERS, WILL VARY
of 100 stocks designed to measure the performance of a cross section of large, actively   AND WILL LOWER THE TOTAL RETURN.
traded technology stocks and American Depositary Receipts.
                                                                                             THE MOST RECENT MONTH-END PERFORMANCE
   The S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX is a modified capitalization-weighted   DATA AT THE FUND LEVEL, EXCLUDING VARIABLE
index composed of companies involved in the technology industry.                          PRODUCT CHARGES, IS AVAILABLE ON THE
                                                                                          INVESCO AIM AUTOMATED INFORMATION LINE,
   The LIPPER VUF SCIENCE & TECHNOLOGY FUNDS CATEGORY AVERAGE represents an average of    866 702 4402. AS MENTIONED ABOVE, FOR THE
all of the variable insurance underlying funds in the Lipper Science & Technology Funds   MOST RECENT MONTH-END PERFORMANCE
category. These funds invest at least 65% of their assets in science and technology       INCLUDING VARIABLE PRODUCT CHARGES, PLEASE
stocks.                                                                                   CONTACT YOUR VARIABLE PRODUCT ISSUER OR
                                                                                          FINANCIAL ADVISOR.
   The Fund is not managed to track the performance of any particular index, including
the indexes defined here, and consequently, the performance of the Fund may deviate       (1) Total annual operating expenses less
significantly from the performance of the indexes.                                           any contractual fee waivers and/or
                                                                                             expense reimbursements by the advisor
   A direct investment cannot be made in an index. Unless otherwise indicated, index         in effect through at least April 30,
results include reinvested dividends, and they do not reflect sales charges.                 2010. See current prospectus for more
Performance of the peer group reflects fund expenses; performance of a market index          information.
does not.
=======================================================================================   (2) Total annual operating expenses less
                                                                                             contractual advisory fee waivers by the
SERIES II SHARES' INCEPTION DATE IS APRIL    VARIABLE PRODUCT PERFORMANCE. PERFORMANCE       advisor in effect through at least June
30, 2004. RETURNS SINCE THAT DATE ARE        FIGURES REFLECT FUND EXPENSES, REINVESTED       30, 2010. See current prospectus for
HISTORICAL. ALL OTHER RETURNS ARE THE        DISTRIBUTIONS AND CHANGES IN NET ASSET          more information.
BLENDED RETURNS OF THE HISTORICAL            VALUE. INVESTMENT RETURN AND PRINCIPAL
PERFORMANCE OF SERIES II SHARES SINCE        VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE
THEIR INCEPTION AND THE RESTATED             A GAIN OR LOSS WHEN YOU SELL SHARES.
HISTORICAL PERFORMANCE OF SERIES I SHARES
(FOR PERIODS PRIOR TO INCEPTION OF SERIES       THE NET ANNUAL FUND OPERATING EXPENSE
II SHARES) ADJUSTED TO REFLECT THE RULE      RATIO SET FORTH IN THE MOST RECENT FUND
12B-1 FEES APPLICABLE TO SERIES II SHARES.   PROSPECTUS AS OF THE DATE OF THIS REPORT
THE INCEPTION DATE OF SERIES I SHARES IS     FOR SERIES I AND SERIES II SHARES WAS
MAY 20, 1997.                                1.16% AND 1.41%, RESPECTIVELY.(1, 2) THE
                                             TOTAL ANNUAL FUND OPERATING EXPENSE RATIO
   THE PERFORMANCE OF THE FUND'S SERIES I    SET FORTH IN THE MOST RECENT FUND
AND SERIES II SHARE CLASSES WILL DIFFER      PROSPECTUS AS OF THE DATE OF THIS REPORT
PRIMARILY DUE TO DIFFERENT CLASS EXPENSES.   FOR SERIES I AND SERIES II SHARES WAS
                                             1.17% AND 1.42%, RESPECTIVELY. THE EXPENSE
   THE PERFORMANCE DATA QUOTED REPRESENT     RATIOS PRESENTED ABOVE MAY VARY FROM THE
PAST PERFORMANCE AND CANNOT GUARANTEE        EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
COMPARABLE FUTURE RESULTS; CURRENT           OF THIS REPORT THAT ARE BASED ON EXPENSES
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   INCURRED DURING THE PERIOD COVERED BY THIS
CONTACT YOUR VARIABLE PRODUCT ISSUER OR      REPORT.
FINANCIAL ADVISOR FOR THE MOST RECENT
MONTH-END

AIM V.I. TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS(a)

June 30, 2009
(Unaudited)



                                                        SHARES          VALUE
--------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-96.77%

AEROSPACE & DEFENSE-0.16%

DigitalGlobe Inc.(b)                                       7,621    $    146,323
================================================================================


APPLICATION SOFTWARE-6.02%

Adobe Systems Inc.(b)                                     87,957       2,489,183
--------------------------------------------------------------------------------
NICE Systems Ltd.-ADR (Israel)(b)                         86,862       2,003,907
--------------------------------------------------------------------------------
Solera Holdings Inc.(b)                                   34,293         871,042
================================================================================
                                                                       5,364,132
================================================================================


COMMUNICATIONS EQUIPMENT-12.40%

Brocade Communications Systems, Inc.(b)(c)                93,241         729,145
--------------------------------------------------------------------------------
Cisco Systems, Inc.(b)                                   114,658       2,137,225
--------------------------------------------------------------------------------
Harris Corp.(c)                                           15,093         428,037
--------------------------------------------------------------------------------
Nokia Corp.-ADR (Finland)(c)                              83,896       1,223,204
--------------------------------------------------------------------------------
Plantronics, Inc.                                         61,728       1,167,277
--------------------------------------------------------------------------------
Polycom, Inc.(b)(c)                                       34,024         689,666
--------------------------------------------------------------------------------
QUALCOMM Inc.                                             64,596       2,919,739
--------------------------------------------------------------------------------
Research In Motion Ltd. (Canada)(b)(c)                    24,734       1,757,351
================================================================================
                                                                      11,051,644
================================================================================


COMPUTER HARDWARE-11.20%

Apple Inc.(b)                                             25,656       3,654,184
--------------------------------------------------------------------------------
Dell Inc.(b)(c)                                           68,746         943,883
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                       86,175       3,330,664
--------------------------------------------------------------------------------
International Business Machines Corp.                     15,082       1,574,862
--------------------------------------------------------------------------------
Teradata Corp.(b)                                         20,611         482,916
================================================================================
                                                                       9,986,509
================================================================================


COMPUTER STORAGE & PERIPHERALS-6.09%

EMC Corp.(b)                                             163,223       2,138,221
--------------------------------------------------------------------------------
NetApp, Inc.(b)                                           24,768         488,425
--------------------------------------------------------------------------------
Seagate Technology(b)(c)                                  79,906         835,817
--------------------------------------------------------------------------------
Synaptics Inc.(b)(c)                                      26,011       1,005,325
--------------------------------------------------------------------------------
Western Digital Corp.(b)(c)                               36,176         958,664
================================================================================
                                                                       5,426,452
================================================================================


DATA PROCESSING & OUTSOURCED SERVICES-3.19%

Alliance Data Systems Corp.(b)(c)                         17,805         733,388
--------------------------------------------------------------------------------
MasterCard, Inc.-Class A(c)                                5,444         910,836
--------------------------------------------------------------------------------
VeriFone Holdings, Inc.(b)(c)                             62,067         466,123
--------------------------------------------------------------------------------
Western Union Co.                                         44,744         733,801
================================================================================
                                                                       2,844,148
================================================================================


ELECTRONIC COMPONENTS-1.74%

Corning Inc.                                              39,828         639,638
--------------------------------------------------------------------------------
Dolby Laboratories Inc.-Class A(b)(c)                     24,519         914,068
================================================================================
                                                                       1,553,706
================================================================================


ELECTRONIC EQUIPMENT & INSTRUMENTS-0.95%

Cogent Inc.(b)(c)                                         78,572         843,078
================================================================================


ELECTRONIC MANUFACTURING SERVICES-1.96%

Tyco Electronics Ltd. (Switzerland)(c)                    93,923       1,746,029
================================================================================


HOME ENTERTAINMENT SOFTWARE-1.95%

Activision Blizzard, Inc.(b)                              70,346         888,470
--------------------------------------------------------------------------------
Nintendo Co., Ltd. (Japan)                                 2,300         632,904
--------------------------------------------------------------------------------
Rosetta Stone, Inc.(b)(c)                                  7,983         219,053
================================================================================
                                                                       1,740,427
================================================================================


INTEGRATED TELECOMMUNICATION SERVICES-1.58%

AT&T Inc.(c)                                              56,727       1,409,099
================================================================================


INTERNET RETAIL-0.66%

Amazon.com, Inc.(b)(c)                                     6,982         584,114
================================================================================


INTERNET SOFTWARE & SERVICES-8.38%

DivX, Inc.(b)                                            109,263         599,854
--------------------------------------------------------------------------------
eBay Inc.(b)(c)                                          101,212       1,733,761
--------------------------------------------------------------------------------
Google Inc.-Class A(b)                                     6,961       2,934,688
--------------------------------------------------------------------------------
LogMeIn, Inc.                                              6,997         111,952
--------------------------------------------------------------------------------
Omniture, Inc.(b)(c)                                      70,862         890,027
--------------------------------------------------------------------------------
VeriSign, Inc.(b)(c)                                      23,788         439,602
--------------------------------------------------------------------------------
Yahoo! Inc.(b)(c)                                         48,213         755,016
================================================================================
                                                                       7,464,900
================================================================================


IT CONSULTING & OTHER SERVICES-4.85%

Amdocs Ltd.(b)                                            80,680       1,730,586
--------------------------------------------------------------------------------
Cognizant Technology Solutions Corp.-Class A(b)           97,171       2,594,466
================================================================================
                                                                       4,325,052
================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-0.95%

BlueStream Ventures L.P. (Acquired 08/03/00-
  06/13/08; Cost $3,149,655)(d)(e)                            --         843,645
================================================================================


SEMICONDUCTOR EQUIPMENT-4.20%

Applied Materials, Inc.(c)                               117,451       1,288,437
--------------------------------------------------------------------------------
ASML Holding N.V.-New York Shares (Netherlands)(c)        55,400       1,199,410
--------------------------------------------------------------------------------
Cymer, Inc.(b)(c)                                         42,267       1,256,598
================================================================================
                                                                       3,744,445
================================================================================


SEMICONDUCTORS-14.68%

Intel Corp.(c)                                           165,129       2,732,885
--------------------------------------------------------------------------------
Intersil Corp.-Class A(c)                                 92,323       1,160,500
--------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. TECHNOLOGY FUND

                                                        SHARES          VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS-(CONTINUED)

Marvell Technology Group Ltd.(b)                         172,401    $  2,006,748
--------------------------------------------------------------------------------
Microsemi Corp.(b)                                        93,397       1,288,879
--------------------------------------------------------------------------------
ON Semiconductor Corp.(b)(c)                             249,165       1,709,272
--------------------------------------------------------------------------------
Semtech Corp.(b)(c)                                       73,731       1,173,060
--------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.-ADR
  (Taiwan)(c)                                             90,472         851,341
--------------------------------------------------------------------------------
Texas Instruments Inc.(c)                                 39,027         831,275
--------------------------------------------------------------------------------
Xilinx, Inc.                                              65,169       1,333,358
================================================================================
                                                                      13,087,318
================================================================================


SYSTEMS SOFTWARE-13.60%

Ariba Inc.(b)(c)                                         143,342       1,410,485
--------------------------------------------------------------------------------
Check Point Software Technologies Ltd. (Israel)(b)       106,565       2,501,081
--------------------------------------------------------------------------------
Microsoft Corp.                                          148,828       3,537,642
--------------------------------------------------------------------------------
Novell, Inc.(b)                                          235,866       1,068,473
--------------------------------------------------------------------------------
Oracle Corp.                                              87,887       1,882,539
--------------------------------------------------------------------------------
Red Hat, Inc.(b)                                          32,827         660,807
--------------------------------------------------------------------------------
Symantec Corp.(b)                                         67,878       1,056,182
================================================================================
                                                                      12,117,209
================================================================================


TECHNOLOGY DISTRIBUTORS-1.16%

Anixter International Inc.(b)(c)                          27,428       1,031,018
================================================================================


WIRELESS TELECOMMUNICATION SERVICES-1.05%

American Tower Corp.-Class A(b)(c)                        29,796         939,468
--------------------------------------------------------------------------------
     Total Common Stocks & Other Equity Interests
       (Cost $95,332,875)                                             86,248,716
================================================================================


                                                      PRINCIPAL
                                                        AMOUNT

U.S. TREASURY NOTES-0.26%

3.13%, 11/30/09 (Cost $227,464)                      $   225,000         227,610
================================================================================


                                                        SHARES

MONEY MARKET FUNDS-2.70%

Liquid Assets Portfolio-Institutional Class(f)         1,202,600       1,202,600
--------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(f)               1,202,600       1,202,600
================================================================================
     Total Money Market Funds (Cost $2,405,200)                        2,405,200
================================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-99.73% (Cost $97,965,539)                                     88,881,526
================================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-26.84%

Liquid Assets Portfolio-Institutional Class (Cost
  $23,924,649)(f)(g)                                  23,924,649      23,924,649
================================================================================
TOTAL INVESTMENTS-126.57% (Cost $121,890,188)                        112,806,175
================================================================================
OTHER ASSETS LESS LIABILITIES-(26.57)%                               (23,682,687)
================================================================================
NET ASSETS-100.00%                                                  $ 89,123,488
________________________________________________________________________________
================================================================================




Investment Abbreviations:

ADR  - American Depositary Receipt


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c)   All or a portion of this security was out on loan at June 30, 2009.
(d) The Fund has a remaining commitment of $101,250 to purchase additional interests in BlueStream Ventures L.P., which is subject to the terms of the limited partnership agreement.
(e) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at June 30, 2009 represented 0.95% of the Fund's Net Assets.
(f) The money market fund and the Fund are affiliated by having the same investment advisor.
(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1J.

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2009



-------------------------------------------------------------------------
Information Technology                                               92.4%
-------------------------------------------------------------------------
Telecommunication Services                                            2.6
-------------------------------------------------------------------------
Financials                                                            0.9
-------------------------------------------------------------------------
Consumer Discretionary                                                0.7
-------------------------------------------------------------------------
Industrials                                                           0.2
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 3.2
_________________________________________________________________________
=========================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. TECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $95,560,339)*                           $  86,476,326
---------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost        26,329,849
=================================================================================
     Total investments, at value (Cost $121,890,188)                  112,806,175
=================================================================================
Foreign currencies, at value (Cost $29,044)                                28,314
---------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                        506,422
---------------------------------------------------------------------------------
  Fund shares sold                                                         43,774
---------------------------------------------------------------------------------
  Dividends and Interest                                                   43,616
---------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans          22,006
=================================================================================
     Total assets                                                     113,450,307
_________________________________________________________________________________
=================================================================================


LIABILITIES:

Payables for:
  Investments purchased                                                   229,952
---------------------------------------------------------------------------------
  Fund shares reacquired                                                   39,142
---------------------------------------------------------------------------------
  Collateral upon return of securities loaned                          23,924,649
---------------------------------------------------------------------------------
  Accrued fees to affiliates                                               55,423
---------------------------------------------------------------------------------
  Accrued other operating expenses                                         41,627
---------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                         36,026
=================================================================================
     Total liabilities                                                 24,326,819
=================================================================================
Net assets applicable to shares outstanding                         $  89,123,488
_________________________________________________________________________________
=================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $ 298,786,799
---------------------------------------------------------------------------------
Undistributed net investment income (loss)                                 (4,772)
---------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (200,573,795)
---------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                                 (9,084,744)
=================================================================================
                                                                    $  89,123,488
_________________________________________________________________________________
=================================================================================



NET ASSETS:

Series I                                                            $  88,959,857
_________________________________________________________________________________
=================================================================================
Series II                                                           $     163,631
_________________________________________________________________________________
=================================================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Series I                                                                8,701,870
_________________________________________________________________________________
=================================================================================
Series II                                                                  16,246
_________________________________________________________________________________
=================================================================================
Series I:
  Net asset value per share                                         $       10.22
_________________________________________________________________________________
=================================================================================
Series II:
  Net asset value per share                                         $       10.07
_________________________________________________________________________________
=================================================================================



* At June 30, 2009, securities with an aggregate value of $23,841,422 were on loan to brokers.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $10,639)             $   357,404
-------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities
  lending income of $71,944)                                             86,736
===============================================================================
     Total investment income                                            444,140
===============================================================================


EXPENSES:

Advisory fees                                                           283,156
-------------------------------------------------------------------------------
Administrative services fees                                            117,647
-------------------------------------------------------------------------------
Custodian fees                                                            4,369
-------------------------------------------------------------------------------
Distribution fees -- Series II                                              161
-------------------------------------------------------------------------------
Transfer agent fees                                                      18,038
-------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                11,142
-------------------------------------------------------------------------------
Professional services fees                                               24,920
-------------------------------------------------------------------------------
Other                                                                     8,526
===============================================================================
     Total expenses                                                     467,959
===============================================================================
Less: Fees waived and expenses reimbursed                                (2,399)
===============================================================================
     Net expenses                                                       465,560
===============================================================================
Net investment income (loss)                                            (21,420)
===============================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                              (8,079,396)
-------------------------------------------------------------------------------
  Foreign currencies                                                   (164,254)
-------------------------------------------------------------------------------
  Futures contracts                                                      41,488
===============================================================================
                                                                     (8,202,162)
===============================================================================
Change in net unrealized appreciation of:
  Investment securities                                              23,460,336
-------------------------------------------------------------------------------
  Foreign currencies                                                     90,375
===============================================================================
                                                                     23,550,711
===============================================================================
Net realized and unrealized gain                                     15,348,549
===============================================================================
Net increase in net assets resulting from operations                $15,327,129
_______________________________________________________________________________
===============================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. TECHNOLOGY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2009 and the year ended December 31, 2008 (Unaudited)



                                                                             JUNE 30,     DECEMBER 31,
                                                                               2009           2008
------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income (loss)                                             $   (21,420)   $     60,765
------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                  (8,202,162)     (5,883,278)
------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                      23,550,711     (57,731,412)
======================================================================================================
     Net increase (decrease) in net assets resulting from operations        15,327,129     (63,553,925)
======================================================================================================
Share transactions-net:
  Series I                                                                   2,112,812     (23,694,566)
------------------------------------------------------------------------------------------------------
  Series II                                                                     22,281          41,258
======================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          2,135,093     (23,653,308)
======================================================================================================
     Net increase (decrease) in net assets                                  17,462,222     (87,207,233)
======================================================================================================


NET ASSETS:

  Beginning of period                                                       71,661,266     158,868,499
======================================================================================================
  End of period (includes undistributed net investment income (loss) of
     $(4,772) and $16,648, respectively)                                   $89,123,488    $ 71,661,266
______________________________________________________________________________________________________
======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Technology Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-one separate portfolios, (each constituting a "Fund"). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

  The Fund's investment objective is capital growth.

  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products").

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.


AIM V.I. TECHNOLOGY FUND

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, management monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are available for issuance. Such events and transactions are monitored through the date of the report of independent registered public accounting firm for audited periods and 45 days from the period end date for all other periods.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

        Many of the products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the securities of the companies in this sector.

J. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation.

AIM V.I. TECHNOLOGY FUND

      Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

L. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The maximum risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M. FUTURES CONTRACTS -- The Fund may enter into futures contracts to manage exposure to interest rate and equity price movements and currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying instrument for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $250 million                                            0.75%
-------------------------------------------------------------------
Next $250 million                                             0.74%
-------------------------------------------------------------------
Next $500 million                                             0.73%
-------------------------------------------------------------------
Next $1.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.71%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.69%
-------------------------------------------------------------------
Over $10 billion                                              0.68%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through at least April 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items;

AIM V.I. TECHNOLOGY FUND

(v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

  Further, the Advisor has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended June 30, 2009, the Advisor waived advisory fees of $2,373 and reimbursed class level expenses of $26 for Series II shares.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2009, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco Aim for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2009, Invesco Aim was paid $24,794 for accounting and fund administrative services and reimbursed $92,853 for services provided by insurance companies.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2009, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                  LEVEL 1        LEVEL 2      LEVEL 3         TOTAL
----------------------------------------------------------------------------------------------------------------------
Equity Securities                                              $111,102,016     $632,904     $843,645     $112,578,565
----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Securities                                                 --      227,610           --          227,610
======================================================================================================================
Total Investments                                              $111,102,016     $860,514     $843,645     $112,806,175
______________________________________________________________________________________________________________________
======================================================================================================================





AIM V.I. TECHNOLOGY FUND

NOTE 4--DERIVATIVE INSTRUMENTS

Effective with the beginning of the Fund's fiscal year, the Fund has adopted the provisions of FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. The adoption of this provision has no impact on the results of operations reported in the financial statements.

EFFECT OF DERIVATIVE INSTRUMENTS FOR THE SIX MONTHS ENDED JUNE 30, 2009

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

                                                     LOCATION OF GAIN (LOSS) ON
                                                       STATEMENT OF OPERATIONS
                                                     --------------------------
                                                              FUTURES*
-------------------------------------------------------------------------------
Realized Gain (Loss)
  Index risk                                                   $41,488
_______________________________________________________________________________
===============================================================================



* The average value outstanding of futures contracts during the period was $219,677.

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2009, the Fund paid legal fees of $1,514 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $189,666,156 of capital loss carryforward in the fiscal year ending December 31, 2009.

  The Fund had a capital loss carryforward as of December 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
December 31, 2009                                                                  $153,547,080
-----------------------------------------------------------------------------------------------
December 31, 2010                                                                    33,793,499
-----------------------------------------------------------------------------------------------
December 31, 2016                                                                     2,325,577
===============================================================================================
Total capital loss carryforward                                                    $189,666,156
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


AIM V.I. TECHNOLOGY FUND

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2009 was $22,678,656 and $20,514,889, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $  6,508,627
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (14,146,121)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $ (7,637,494)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $120,443,669.


NOTE 9--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   JUNE 30, 2009(a)               DECEMBER 31, 2008
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                    1,441,163     $ 13,462,255      1,720,789     $ 21,453,022
------------------------------------------------------------------------------------------------------------------------
  Series II                                                       4,624           42,720          8,278           74,875
========================================================================================================================
Reacquired:
  Series I                                                   (1,278,731)     (11,349,443)    (3,692,517)     (45,147,588)
------------------------------------------------------------------------------------------------------------------------
  Series II                                                      (2,280)         (20,439)        (3,056)         (33,617)
========================================================================================================================
     Net increase (decrease) in share activity                  164,776     $  2,135,093     (1,966,506)    $(23,653,308)
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 62% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


AIM V.I. TECHNOLOGY FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                     NET GAINS
                           NET ASSET      NET         (LOSSES)
                             VALUE,   INVESTMENT   ON SECURITIES   TOTAL FROM   NET ASSET               NET ASSETS,
                           BEGINNING    INCOME     (BOTH REALIZED  INVESTMENT  VALUE, END    TOTAL     END OF PERIOD
                           OF PERIOD    (LOSS)    AND UNREALIZED)  OPERATIONS   OF PERIOD  RETURN(a)  (000S OMITTED)
--------------------------------------------------------------------------------------------------------------------
SERIES I
Six months ended 06/30/09    $ 8.38     $(0.00)(c)     $ 1.84        $ 1.84      $10.22       21.96%     $ 88,960
Year ended 12/31/08           15.10       0.01(c)       (6.73)        (6.72)       8.38      (44.50)       71,546
Year ended 12/31/07           14.02      (0.06)          1.14          1.08       15.10        7.70       158,739
Year ended 12/31/06           12.69      (0.08)          1.41          1.33       14.02       10.48       173,321
Year ended 12/31/05           12.42      (0.07)          0.34          0.27       12.69        2.17       190,700
Year ended 12/31/04           11.87      (0.04)(e)       0.59          0.55       12.42        4.63       200,556
--------------------------------------------------------------------------------------------------------------------
SERIES II
Six months ended 06/30/09      8.26      (0.01)(c)       1.82          1.81       10.07       21.91           164
Year ended 12/31/08           14.95      (0.02)(c)      (6.67)        (6.69)       8.26      (44.75)          115
Year ended 12/31/07           13.91      (0.10)          1.14          1.04       14.95        7.48           130
Year ended 12/31/06           12.62      (0.12)          1.41          1.29       13.91       10.22           134
Year ended 12/31/05           12.39      (0.11)          0.34          0.23       12.62        1.86           142
Year ended 12/31/04(f)        11.09      (0.05)(e)       1.35          1.30       12.39       11.72           166
____________________________________________________________________________________________________________________
====================================================================================================================

                               RATIO OF          RATIO OF
                               EXPENSES          EXPENSES
                              TO AVERAGE      TO AVERAGE NET   RATIO OF NET
                              NET ASSETS      ASSETS WITHOUT    INVESTMENT
                           WITH FEE WAIVERS    FEE WAIVERS    INCOME (LOSS)
                            AND/OR EXPENSES  AND/OR EXPENSES    TO AVERAGE    PORTFOLIO
                               ABSORBED          ABSORBED       NET ASSETS   TURNOVER(b)
----------------------------------------------------------------------------------------
SERIES I
Six months ended 06/30/09        1.23%(d)          1.24%(d)       (0.06)%(d)      28%
Year ended 12/31/08              1.15              1.16            0.05           81
Year ended 12/31/07              1.10              1.10           (0.38)          59
Year ended 12/31/06              1.12              1.12           (0.54)         116
Year ended 12/31/05              1.12              1.12           (0.60)         114
Year ended 12/31/04              1.15              1.15           (0.39)(e)      137
----------------------------------------------------------------------------------------
SERIES II
Six months ended 06/30/09        1.44(d)           1.49(d)        (0.27)(d)       28
Year ended 12/31/08              1.40              1.41           (0.20)          81
Year ended 12/31/07              1.35              1.35           (0.63)          59
Year ended 12/31/06              1.37              1.37           (0.79)         116
Year ended 12/31/05              1.37              1.37           (0.85)         114
Year ended 12/31/04(f)           1.40(g)           1.40(g)        (0.64)(e)(g)   137
________________________________________________________________________________________
========================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)  Calculated using average shares outstanding.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $76,004 and $130 for Series I and Series II shares, respectively.
(e) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.09) and (0.82)% and $(0.10) and (1.07)% for Series I and Series II shares, respectively.
(f)  Commencement date of April 30, 2004.
(g)  Annualized.


AIM V.I. TECHNOLOGY FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
    Series I        $1,000.00      $1,219.60       $6.77       $1,018.70       $6.16        1.23%
---------------------------------------------------------------------------------------------------
    Series II        1,000.00       1,219.10        7.92        1,017.65        7.20        1.44
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009 through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM V.I. TECHNOLOGY FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the Board) of AIM        In addition to their meetings             particular factor that was controlling.
Variable Insurance Funds is required under   throughout the year, the Sub-Committees      Each Trustee may have evaluated the
the Investment Company Act of 1940 to        meet at designated contract renewal          information provided differently from
approve annually the renewal of the AIM      meetings each year to conduct an in-depth    another Trustee and attributed different
V.I. Technology Fund (the Fund) investment   review of the performance, fees, expenses    weight to the various factors. The
advisory agreement with Invesco Aim          and other matters related to their           Trustees recognized that the advisory
Advisors, Inc. (Invesco Aim) and the         assigned funds. During the contract          arrangements and resulting advisory fees
Master Intergroup Sub-Advisory Contract      renewal process, the Trustees receive        for the Fund and the other AIM Funds are
for Mutual Funds (the sub-advisory           comparative performance and fee data         the result of years of review and
contracts) with Invesco Asset Management     regarding the AIM Funds prepared by an       negotiation between the Trustees and
Deutschland GmbH, Invesco Asset Management   independent company, Lipper, Inc.            Invesco Aim, that the Trustees may focus
Limited, Invesco Asset Management (Japan)    (Lipper), under the direction and            to a greater extent on certain aspects of
Limited, Invesco Australia Limited,          supervision of the Senior Officer who also   these arrangements in some years than in
Invesco Global Asset Management (N.A.),      prepares a separate analysis of this         others, and that the Trustees'
Inc., Invesco Hong Kong Limited, Invesco     information for the Trustees. Each Sub-      deliberations and conclusions in a
Institutional (N.A.), Inc., Invesco Senior   Committee then makes recommendations to      particular year may be based in part on
Secured Management, Inc. and Invesco         the Investments Committee regarding the      their deliberations and conclusions
Trimark Ltd. (collectively, the Affiliated   fees and expenses of their assigned funds.   regarding these same arrangements
Sub-Advisers). During contract renewal       The Investments Committee considers each     throughout the year and in prior years.
meetings held on June 16-17, 2009, the       Sub-Committee's recommendations and makes
Board as a whole, and the disinterested or   its own recommendations regarding the fees      The discussion below serves as a
"independent" Trustees voting separately,    and expenses of the AIM Funds to the full    summary of the Senior Officer's
approved the continuance of the Fund's       Board. The Investments Committee also        independent written evaluation with
investment advisory agreement and the        considers each Sub-Committee's               respect to the Fund's investment advisory
sub-advisory contracts for another year,     recommendations in making its annual         agreement as well as a discussion of the
effective July 1, 2009. In doing so, the     recommendation to the Board whether to       material factors and related conclusions
Board determined that the Fund's             approve the continuance of each AIM Fund's   that formed the basis for the Board's
investment advisory agreement and the        investment advisory agreement and            approval of the Fund's investment advisory
sub-advisory contracts are in the best       sub-advisory contracts for another year.     agreement and sub-advisory contracts.
interests of the Fund and its shareholders                                                Unless otherwise stated, information set
and that the compensation to Invesco Aim        The independent Trustees met separately   forth below is as of June 17, 2009, and
and the Affiliated Sub-Advisers under the    during their evaluation of the Fund's        does not reflect any changes that may have
Fund's investment advisory agreement and     investment advisory agreement and            occurred since that date, including but
sub-advisory contracts is fair and           sub-advisory contracts with independent      not limited to changes to the Fund's
reasonable.                                  legal counsel. The independent Trustees      performance, advisory fees, expense
                                             were also assisted in their annual           limitations and/or fee waivers.
THE BOARD'S FUND EVALUATION PROCESS          evaluation of the Fund's investment
                                             advisory agreement by the Senior Officer.    FACTORS AND CONCLUSIONS AND SUMMARY OF
The Board's Investments Committee has        One responsibility of the Senior Officer     INDEPENDENT WRITTEN FEE EVALUATION
established three Sub-Committees that are    is to manage the process by which the AIM
responsible for overseeing the management    Funds' proposed management fees are             A. Nature, Extent and Quality of
of a number of the series portfolios of      negotiated during the annual contract              Services Provided by Invesco Aim
the AIM Funds. This Sub-Committee            renewal process to ensure that they are
structure permits the Trustees to focus on   negotiated in a manner that is at arms'      The Board reviewed the advisory services
the performance of the AIM Funds that have   length and reasonable. Accordingly, the      provided to the Fund by Invesco Aim under
been assigned to them. The Sub-Committees    Senior Officer must either supervise a       the Fund's investment advisory agreement,
meet throughout the year to review the       competitive bidding process or prepare an    the performance of Invesco Aim in
performance of their assigned funds, and     independent written evaluation. The Senior   providing these services, and the
the Sub-Committees review monthly and        Officer recommended that an independent      credentials and experience of the officers
quarterly comparative performance            written evaluation be provided and, at the   and employees of Invesco Aim who provide
information and periodic asset flow data     direction of the Board, prepared an          these services. The Board's review of the
for their assigned funds. These materials    independent written evaluation.              qualifications of Invesco Aim to provide
are prepared under the direction and                                                      these services included the Board's
supervision of the independent Senior           During the annual contract renewal        consideration of Invesco Aim's portfolio
Officer, an officer of the AIM Funds who     process, the Board considered the factors    and product review process, various back
reports directly to the independent          discussed below in evaluating the fairness   office support functions provided by
Trustees. Over the course of each year,      and reasonableness of the Fund's             Invesco Aim and its affiliates, and
the Sub-Committees meet with portfolio       investment advisory agreement and            Invesco Aim's equity and fixed income
managers for their assigned funds and        sub-advisory contracts. The Board            trading operations. The Board concluded
other members of management and review       considered all of the information provided   that the nature, extent and quality of the
with these individuals the performance,      to them, including information provided at   advisory services provided to the Fund by
investment objective(s), policies,           their meetings throughout the year as part   Invesco Aim are appropriate and that
strategies and limitations of these funds.   of their ongoing oversight of the Fund,      Invesco Aim currently is providing
                                             and did not identify any                     satisfactory advisory services in
                                                                                          accordance with the terms of the Fund's
                                                                                          investment advisory

AIM V.I. TECHNOLOGY FUND                                                                                                   continued

agreement. In addition, based on their       whether to approve the investment advisory   not reflect the market downturn that
ongoing meetings throughout the year with    agreement. The Board did not view fund       occurred in the fourth quarter of 2008.
the Fund's portfolio manager or managers,    performance as a relevant factor in
the Board concluded that these individuals   considering whether to approve the              The Board also compared the Fund's
are competent and able to continue to        sub-advisory contracts for the Fund, as no   effective fee rate (the advisory fee after
carry out their responsibilities under the   Affiliated Sub-Adviser currently manages     any advisory fee waivers and before any
Fund's investment advisory agreement.        assets of the Fund.                          expense limitations/waivers) to the
                                                                                          advisory fee rates of other domestic
   In determining whether to continue the       The Board compared the Fund's             clients of Invesco Aim and its affiliates
Fund's investment advisory agreement, the    performance during the past one, three and   with investment strategies comparable to
Board considered the prior relationship      five calendar years to the performance of    those of the Fund, including one mutual
between Invesco Aim and the Fund, as well    all funds in the Lipper performance          fund advised by Invesco Aim. The Board
as the Board's knowledge of Invesco Aim's    universe that are not managed by Invesco     noted that the Fund's rate was above the
operations, and concluded that it is         Aim or an Affiliated Sub-Adviser and         effective fee rate for the mutual fund.
beneficial to maintain the current           against the Lipper VA Underlying Funds -     The Board also noted that an Invesco Aim
relationship, in part, because of such       Science & Technology Index. The Board        affiliate advises an off-shore fund with
knowledge. The Board also considered the     noted that the Fund's performance was in     comparable investment strategies.
steps that Invesco Aim and its affiliates    the third quintile of its performance
continue to take to improve the quality      universe for the one year period and in         The Board noted that Invesco Aim has
and efficiency of the services they          the fourth quintile for the three and five   contractually agreed to waive fees and/or
provide to the AIM Funds in the areas of     year periods (the first quintile being the   limit expenses of the Fund through at
investment performance, product line         best performing funds and the fifth          least April 30, 2010 in an amount
diversification, distribution, fund          quintile being the worst performing          necessary to limit total annual operating
operations, shareholder services and         funds). The Board noted that the Fund's      expenses to a specified percentage of
compliance. The Board concluded that the     performance was above the performance of     average daily net assets for each class of
quality and efficiency of the services       the Index for the one year period and        the Fund. The Board noted that at the
Invesco Aim and its affiliates provide to    below the performance of the Index for the   current expense ratio for the Fund, this
the AIM Funds in each of these areas         three and five year periods. The Board       expense waiver does not have any impact.
support the Board's approval of the          noted that Invesco Aim made changes to the
continuance of the Fund's investment         Fund's portfolio management team in 2008        The Board also considered the services
advisory agreement.                          and added a co-manager in 2009. Although     provided by the Affiliated Sub-Advisers
                                             the independent written evaluation of the    pursuant to the sub-advisory contracts and
   B. Nature, Extent and Quality of          Fund's Senior Officer only considered Fund   the services provided by Invesco Aim
      Services Provided by Affiliated        performance through the most recent          pursuant to the Fund's advisory agreement,
      Sub-Advisers                           calendar year, the Board also reviewed       as well as the allocation of fees between
                                             more recent Fund performance and this        Invesco Aim and the Affiliated
The Board reviewed the services provided     review did not change their conclusions.     Sub-Advisers pursuant to the sub-advisory
by the Affiliated Sub-Advisers under the     The Board noted that, in response to the     contracts. The Board noted that the
sub-advisory contracts and the credentials   Board's focus on fund performance, Invesco   sub-advisory fees have no direct effect on
and experience of the officers and           Aim has taken a number of actions intended   the Fund or its shareholders, as they are
employees of the Affiliated Sub-Advisers     to improve the investment process for the    paid by Invesco Aim to the Affiliated
who provide these services. The Board        funds.                                       Sub-Advisers, and that Invesco Aim and the
concluded that the nature, extent and                                                     Affiliated Sub-Advisers are affiliates.
quality of the services provided by the         D. Advisory and Sub-Advisory Fees and
Affiliated Sub-Advisers are appropriate.           Fee Waivers                               After taking account of the Fund's
The Board noted that the Affiliated                                                       contractual advisory fee rate, the
Sub-Advisers, which have offices and         The Board compared the Fund's contractual    contractual sub-advisory fee rate, the
personnel that are geographically            advisory fee rate to the contractual         comparative advisory fee information and
dispersed in financial centers around the    advisory fee rates of funds in the Fund's    other relevant factors, the Board
world, can provide research and other        Lipper expense group that are not managed    concluded that the Fund's advisory and
information and make recommendations on      by Invesco Aim or an Affiliated              sub-advisory fees are fair and reasonable.
the markets and economies of various         Sub-Adviser, at a common asset level. The
countries and securities of companies        Board noted that the Fund's contractual         E. Economies of Scale and Breakpoints
located in such countries or on various      advisory fee rate was below the median
types of investments and investment          contractual advisory fee rate of funds in    The Board considered the extent to which
techniques. The Board concluded that the     its expense group. The Board also reviewed   there are economies of scale in the
sub-advisory contracts benefit the Fund      the methodology used by Lipper in            provision of advisory services to the
and its shareholders by permitting Invesco   determining contractual fee rates, which     Fund. The Board also considered whether
Aim to utilize the additional resources      includes using audited financial data from   the Fund benefits from such economies of
and talent of the Affiliated Sub-Advisers    the most recent annual report of each fund   scale through contractual breakpoints in
in managing the Fund.                        in the expense group that was publicly       the Fund's advisory fee schedule. The
                                             available as of the end of the past          Board noted that the Fund's contractual
   C. Fund Performance                       calendar year. The Board noted that some     advisory fee schedule includes seven
                                             comparative data was at least one year old   breakpoints, but that due to the Fund's
The Board considered fund performance as a   and that other data did                      asset level at the end of the past
relevant factor in considering                                                            calendar year, the Fund is not currently
                                                                                          benefiting from the breakpoints. The Board
                                                                                          concluded that the Fund's advisory fees

AIM V.I. TECHNOLOGY FUND                                                                                                   continued

would appropriately reflect economies of     tive, transfer agency and distribution
scale at higher asset levels. The Board      services to the Fund. The Board considered
also noted that the Fund shares directly     the performance of Invesco Aim and its
in economies of scale through lower fees     affiliates in providing these services and
charged by third party service providers     the organizational structure employed by
based on the combined size of all of the     Invesco Aim and its affiliates to provide
AIM Funds and affiliates.                    these services. The Board also considered
                                             that these services are provided to the
   F. Profitability and Financial            Fund pursuant to written contracts that
      Resources                              are reviewed and approved on an annual
                                             basis by the Board. The Board concluded
The Board reviewed information from          that Invesco Aim and its affiliates are
Invesco Aim concerning the costs of the      providing these services in a satisfactory
advisory and other services that Invesco     manner and in accordance with the terms of
Aim and its affiliates provide to the Fund   their contracts, and are qualified to
and the profitability of Invesco Aim and     continue to provide these services to the
its affiliates in providing these            Fund.
services. The Board also reviewed
information concerning the financial            The Board considered the benefits
condition of Invesco Aim and its             realized by Invesco Aim and the Affiliated
affiliates. The Board reviewed with          Sub-Advisers as a result of portfolio
Invesco Aim the methodology used to          brokerage transactions executed through
prepare the profitability information. The   "soft dollar" arrangements. The Board
Board considered the overall profitability   noted that soft dollar arrangements shift
of Invesco Ltd., the ultimate parent of      the payment obligation for research and
Invesco Aim and the Affiliated               execution services from Invesco Aim and
Sub-Advisers, and of Invesco Aim, as well    the Affiliated Sub-Advisers to the funds
as the profitability of Invesco Aim in       and therefore may reduce Invesco Aim's and
connection with managing the Fund. The       the Affiliated Sub-Advisers' expenses. The
Board noted that Invesco Aim continues to    Board concluded that Invesco Aim's and the
operate at a net profit, although the        Affiliated Sub-Advisers' soft dollar
reduction of assets under management as a    arrangements are appropriate. The Board
result of market movements and the           also concluded that, based on their review
increase in voluntary fee waivers for        and representations made by the Chief
affiliated money market funds have reduced   Compliance Officer of Invesco Aim, these
the profitability of Invesco Aim and its     arrangements are consistent with
affiliates. The Board concluded that the     regulatory requirements.
Fund's fees are fair and reasonable, and
that the level of profits realized by           The Board considered the fact that the
Invesco Aim and its affiliates from          Fund's uninvested cash and cash collateral
providing services to the Fund is not        from any securities lending arrangements
excessive in light of the nature, quality    may be invested in money market funds
and extent of the services provided. The     advised by Invesco Aim pursuant to
Board considered whether Invesco Aim is      procedures approved by the Board. The
financially sound and has the resources      Board noted that Invesco Aim will receive
necessary to perform its obligations under   advisory fees from these affiliated money
the Fund's investment advisory agreement,    market funds attributable to such
and concluded that Invesco Aim has the       investments, although Invesco Aim has
financial resources necessary to fulfill     contractually agreed to waive through at
these obligations. The Board also            least June 30, 2010, the advisory fees
considered whether each Affiliated           payable by the Fund in an amount equal to
Sub-Adviser is financially sound and has     100% of the net advisory fee Invesco Aim
the resources necessary to perform its       receives from the affiliated money market
obligations under the sub-advisory           funds with respect to the Fund's
contracts, and concluded that each           investment in the affiliated money market
Affiliated Sub-Adviser has the financial     funds of uninvested cash, but not cash
resources necessary to fulfill these         collateral. The Board concluded that the
obligations.                                 Fund's investment of uninvested cash and
                                             cash collateral from any securities
   G. Collateral Benefits to Invesco Aim     lending arrangements in the affiliated
      and its Affiliates                     money market funds is in the best
                                             interests of the Fund and its
The Board considered various other           shareholders.
benefits received by Invesco Aim and its
affiliates resulting from Invesco Aim's
relationship with the Fund, including the
fees received by Invesco Aim and its
affiliates for their provision of
administra-

AIM V.I. TECHNOLOGY FUND

[INVESCO AIM LOGO]             AIM V.I. UTILITIES FUND
 --SERVICE MARK--              Semiannual Report to Shareholders o June 30, 2009

                                                              [MOUNTAIN GRAPHIC]

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC
Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov.

The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 410 4246 or on the Invesco Aim Web site,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC Web site,
sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our Web site. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital
Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. will be merged into
Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN
MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

Invesco Aim Distributors, Inc.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================   ==========================================
PERFORMANCE SUMMARY                                                                       AVERAGE ANNUAL TOTAL RETURNS
                                                                                          As of 6/30/09
FUND VS. INDEXES
                                                                                          SERIES I SHARES
Cumulative total returns, 12/31/08 to 6/30/09, excluding variable product issuer          Inception (12/30/94)                 5.72%
charges. If variable product issuer charges were included, returns would be lower.        10 Years                             0.52
                                                                                           5 Years                             7.61
Series I Shares                                                                   0.22%    1 Year                            -30.10
Series II Shares                                                                  0.08
S&P 500 Index(Triangle) (Broad Market Index)                                      3.19    SERIES II SHARES
Lipper VUF Utility Funds Category Average(Triangle) (Peer Group)                  3.72    10 Years                             0.27%
                                                                                           5 Years                             7.34
(Triangle) Lipper Inc.                                                                     1 Year                            -30.29
                                                                                          ==========================================
The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index
covering all major areas of the U.S. economy. It is not the 500 largest companies, but    FIGURES GIVEN REPRESENT THE FUND AND ARE
rather the most widely held 500 companies chosen with respect to market size, liquidity   NOT INTENDED TO REFLECT ACTUAL VARIABLE
and their industry.                                                                       PRODUCT VALUES. THEY DO NOT REFLECT SALES
                                                                                          CHARGES, EXPENSES AND FEES ASSESSED IN
   The LIPPER VUF UTILITY FUNDS CATEGORY AVERAGE represents an average of all of the      CONNECTION WITH A VARIABLE PRODUCT. SALES
variable insurance underlying funds in the Lipper Utility Funds category. These funds     CHARGES, EXPENSES AND FEES, WHICH ARE
invest primarily in the equity securities of domestic and foreign utilities companies.    DETERMINED BY THE VARIABLE PRODUCT
                                                                                          ISSUERS, WILL VARY AND WILL LOWER THE
   The Fund is not managed to track the performance of any particular index, including    TOTAL RETURN.
the indexes defined here, and consequently, the performance of the Fund may deviate
significantly from the performance of the indexes.                                           THE MOST RECENT MONTH-END PERFORMANCE
                                                                                          DATA AT THE FUND LEVEL, EXCLUDING VARIABLE
   A direct investment cannot be made in an index. Unless otherwise indicated, index      PRODUCT CHARGES, IS AVAILABLE ON THE
results include reinvested dividends, and they do not reflect sales charges.              INVESCO AIM AUTOMATED INFORMATION LINE,
Performance of the peer group reflects fund expenses; performance of a market index       866 702 4402. AS MENTIONED ABOVE, FOR THE
does not.                                                                                 MOST RECENT MONTH-END PERFORMANCE
=======================================================================================   INCLUDING VARIABLE PRODUCT CHARGES, PLEASE
                                                                                          CONTACT YOUR VARIABLE PRODUCT ISSUER OR
SERIES II SHARES' INCEPTION DATE IS          IN NET ASSET VALUE. INVESTMENT RETURN AND    FINANCIAL ADVISOR.
APRIL 30, 2004. RETURNS SINCE THAT DATE      PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU
ARE HISTORICAL. ALL OTHER RETURNS ARE THE    MAY HAVE A GAIN OR LOSS WHEN YOU SELL
BLENDED RETURNS OF THE HISTORICAL            SHARES.
PERFORMANCE OF SERIES II SHARES SINCE                                                     1  Total annual operating expenses less
THEIR INCEPTION AND THE RESTATED                THE NET ANNUAL FUND OPERATING EXPENSE        any contractual fee waivers and/or
HISTORICAL PERFORMANCE OF SERIES I SHARES    RATIO SET FORTH IN THE MOST RECENT FUND         expense reimbursements by the advisor
(FOR PERIODS PRIOR TO INCEPTION OF SERIES    PROSPECTUS AS OF THE DATE OF THIS REPORT        in effect through at least April 30,
II SHARES) ADJUSTED TO REFLECT THE RULE      FOR SERIES I AND SERIES II SHARES WAS           2010. See current prospectus for more
12B-1 FEES APPLICABLE TO SERIES II SHARES.   0.93% AND 1.18%, RESPECTIVELY.(1,2) THE         information.
THE INCEPTION DATE OF SERIES I SHARES IS     TOTAL ANNUAL FUND OPERATING EXPENSE RATIO
DECEMBER 30, 1994.                           SET FORTH IN THE MOST RECENT FUND            2  Total annual operating expenses less
                                             PROSPECTUS AS OF THE DATE OF THIS REPORT        contractual fee waivers by the advisor
   THE PERFORMANCE OF THE FUND'S SERIES I    FOR SERIES I AND SERIES II SHARES WAS           in effect through at least June 30,
AND SERIES II SHARE CLASSES WILL DIFFER      0.96% AND 1.21%, RESPECTIVELY. THE EXPENSE      2010. See current prospectus for more
PRIMARILY DUE TO DIFFERENT CLASS EXPENSES.   RATIOS PRESENTED ABOVE MAY VARY FROM THE        information.
                                             EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
   THE PERFORMANCE DATA QUOTED REPRESENT     OF THIS REPORT THAT ARE BASED ON EXPENSES
PAST PERFORMANCE AND CANNOT GUARANTEE        INCURRED DURING THE PERIOD COVERED BY THIS
COMPARABLE FUTURE RESULTS; CURRENT           REPORT.
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE
CONTACT YOUR VARIABLE PRODUCT ISSUER OR         AIM V.I. UTILITIES FUND, A SERIES
FINANCIAL ADVISOR FOR THE MOST RECENT        PORTFOLIO OF AIM VARIABLE INSURANCE FUNDS,
MONTH-END VARIABLE PRODUCT PERFORMANCE.      IS CURRENTLY OFFERED THROUGH INSURANCE
PERFORMANCE FIGURES REFLECT FUND EXPENSES,   COMPANIES ISSUING VARIABLE PRODUCTS. YOU
REINVESTED DISTRIBUTIONS AND CHANGES         CANNOT PURCHASE SHARES OF THE FUND
                                             DIRECTLY. PERFORMANCE

AIM V.I. Utilities Fund

SCHEDULE OF INVESTMENTS(a)

June 30, 2009
(Unaudited)



                                                       SHARES        VALUE
-----------------------------------------------------------------------------

COMMON STOCKS-95.88%

ELECTRIC UTILITIES-42.74%

American Electric Power Co., Inc.                       73,737    $ 2,130,262
-----------------------------------------------------------------------------
Duke Energy Corp.                                      136,403      1,990,120
-----------------------------------------------------------------------------
E.ON AG (Germany)                                       59,243      2,102,046
-----------------------------------------------------------------------------
Edison International                                    84,880      2,670,325
-----------------------------------------------------------------------------
Entergy Corp.                                           44,654      3,461,578
-----------------------------------------------------------------------------
Exelon Corp.                                            70,046      3,587,056
-----------------------------------------------------------------------------
FirstEnergy Corp.                                       60,196      2,332,595
-----------------------------------------------------------------------------
FPL Group, Inc.                                         73,686      4,189,786
-----------------------------------------------------------------------------
Pepco Holdings, Inc.                                   113,103      1,520,104
-----------------------------------------------------------------------------
Portland General Electric Co.                          110,188      2,146,462
-----------------------------------------------------------------------------
PPL Corp.                                               76,241      2,512,904
-----------------------------------------------------------------------------
Southern Co.                                            42,801      1,333,679
=============================================================================
                                                                   29,976,917
=============================================================================


GAS UTILITIES-11.86%

AGL Resources Inc.                                      78,357      2,491,753
-----------------------------------------------------------------------------
EQT Corp.                                               69,359      2,421,323
-----------------------------------------------------------------------------
ONEOK, Inc.                                             63,760      1,880,282
-----------------------------------------------------------------------------
Questar Corp.                                           31,890        990,503
-----------------------------------------------------------------------------
UGI Corp.                                               21,041        536,335
=============================================================================
                                                                    8,320,196
=============================================================================


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-3.58%

NRG Energy, Inc.(b)                                     96,792      2,512,720
=============================================================================


INTEGRATED TELECOMMUNICATION SERVICES-5.92%

AT&T Inc.                                               78,243      1,943,556
-----------------------------------------------------------------------------
Verizon Communications Inc.                             71,893      2,209,272
=============================================================================
                                                                    4,152,828
=============================================================================


MULTI-UTILITIES-26.38%

CMS Energy Corp.                                       212,303      2,564,620
-----------------------------------------------------------------------------
Dominion Resources, Inc.                                83,819      2,801,231
-----------------------------------------------------------------------------
National Grid PLC (United Kingdom)                     183,123      1,651,297
-----------------------------------------------------------------------------
PG&E Corp.                                              77,412      2,975,717
-----------------------------------------------------------------------------
Public Service Enterprise Group Inc.                    69,762      2,276,334
-----------------------------------------------------------------------------
Sempra Energy                                           46,781      2,321,741
-----------------------------------------------------------------------------
Wisconsin Energy Corp.                                  34,282      1,395,620
-----------------------------------------------------------------------------
Xcel Energy, Inc.                                      136,592      2,514,659
=============================================================================
                                                                   18,501,219
=============================================================================


OIL & GAS STORAGE & TRANSPORTATION-5.40%

El Paso Corp.                                          141,084      1,302,206
-----------------------------------------------------------------------------
Williams Cos., Inc. (The)                              158,902      2,480,460
=============================================================================
                                                                    3,782,666
=============================================================================
     Total Common Stocks (Cost $63,708,069)                        67,246,546
=============================================================================



MONEY MARKET FUNDS-3.78%

Liquid Assets Portfolio-Institutional Class(c)       1,326,739      1,326,739
-----------------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)             1,326,739      1,326,739
=============================================================================
     Total Money Market Funds (Cost $2,653,478)                     2,653,478
=============================================================================
TOTAL INVESTMENTS-99.66% (Cost $66,361,547)                        69,900,024
=============================================================================
OTHER ASSETS LESS LIABILITIES-0.34%                                   235,620
=============================================================================
NET ASSETS-100.00%                                                $70,135,644
_____________________________________________________________________________
=============================================================================



Investment Abbreviations:

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2009



-------------------------------------------------------------------------
Utilities                                                            84.6%
-------------------------------------------------------------------------
Telecommunication Services                                            5.9
-------------------------------------------------------------------------
Energy                                                                5.4
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 4.1
_________________________________________________________________________
=========================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $63,708,069)                            $67,246,546
-------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost       2,653,478
===============================================================================
     Total investments, at value (Cost $66,361,547)                  69,900,024
===============================================================================
Receivables for:
  Fund shares sold                                                       58,816
-------------------------------------------------------------------------------
  Dividends                                                             321,416
-------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans        27,669
===============================================================================
     Total assets                                                    70,307,925
_______________________________________________________________________________
===============================================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                                                 56,962
-------------------------------------------------------------------------------
  Accrued fees to affiliates                                             40,087
-------------------------------------------------------------------------------
  Accrued other operating expenses                                       36,132
-------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                       39,100
===============================================================================
     Total liabilities                                                  172,281
===============================================================================
Net assets applicable to shares outstanding                         $70,135,644
_______________________________________________________________________________
===============================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $68,296,649
-------------------------------------------------------------------------------
Undistributed net investment income                                   4,478,447
-------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (6,184,016)
-------------------------------------------------------------------------------
Unrealized appreciation                                               3,544,564
===============================================================================
                                                                    $70,135,644
_______________________________________________________________________________
===============================================================================



NET ASSETS:

Series I                                                            $68,564,965
_______________________________________________________________________________
===============================================================================
Series II                                                           $ 1,570,679
_______________________________________________________________________________
===============================================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Series I                                                              5,113,657
_______________________________________________________________________________
===============================================================================
Series II                                                               118,042
_______________________________________________________________________________
===============================================================================
Series I:
  Net asset value per share                                         $     13.41
_______________________________________________________________________________
===============================================================================
Series II:
  Net asset value per share                                         $     13.31
_______________________________________________________________________________
===============================================================================




STATEMENT OF OPERATIONS

For the six months ended June 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding
  taxes of $17,771)                        $ 1,646,030
------------------------------------------------------
Dividends from affiliated money market
  funds                                          4,903
======================================================
     Total investment income                 1,650,933
======================================================


EXPENSES:

Advisory fees                                  210,988
------------------------------------------------------
Administrative services fees                    91,629
------------------------------------------------------
Custodian fees                                   3,869
------------------------------------------------------
Distribution fees -- Series II                   1,878
------------------------------------------------------
Transfer agent fees                              9,616
------------------------------------------------------
Trustees' and officers' fees and
  benefits                                      11,468
------------------------------------------------------
Professional services fees                      20,060
------------------------------------------------------
Other                                            6,285
======================================================
     Total expenses                            355,793
======================================================
Less: Fees waived                              (28,059)
======================================================
     Net expenses                              327,734
======================================================
Net investment income                        1,323,199
======================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                     (5,705,811)
------------------------------------------------------
  Foreign currencies                            10,128
======================================================
                                            (5,695,683)
======================================================
Change in net unrealized appreciation
  of:
  Investment securities                      3,551,460
------------------------------------------------------
  Foreign currencies                             1,152
======================================================
                                             3,552,612
======================================================
Net realized and unrealized gain (loss)     (2,143,071)
======================================================
Net increase (decrease) in net assets
  resulting from operations                $  (819,872)
______________________________________________________
======================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. UTILITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2009 and the year ended December 31, 2008 (Unaudited)



                                                                              JUNE 30,      DECEMBER 31,
                                                                                2009            2008
--------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                     $  1,323,199    $  3,211,845
--------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                    (5,695,683)      1,506,366
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                         3,552,612     (52,819,002)
========================================================================================================
     Net increase (decrease) in net assets resulting from operations            (819,872)    (48,100,791)
========================================================================================================
Distributions to shareholders from net investment income:
  Series I                                                                            --      (2,992,914)
--------------------------------------------------------------------------------------------------------
  Series II                                                                           --         (56,469)
========================================================================================================
     Total distributions from net investment income                                  --       (3,049,383)
========================================================================================================
Distributions to shareholders from net realized gains:
  Series I                                                                            --     (10,996,910)
--------------------------------------------------------------------------------------------------------
  Series II                                                                           --        (235,824)
========================================================================================================
     Total distributions from net realized gains                                     --      (11,232,734)
========================================================================================================
Share transactions-net:
  Series I                                                                   (11,339,937)    (13,874,354)
--------------------------------------------------------------------------------------------------------
  Series II                                                                     (125,415)       (362,485)
========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          (11,465,352)    (14,236,839)
========================================================================================================
     Net increase (decrease) in net assets                                   (12,285,224)    (76,619,747)
========================================================================================================


NET ASSETS:

  Beginning of period                                                         82,420,868     159,040,615
========================================================================================================
  End of period (includes undistributed net investment income of
     $4,478,447 and $3,155,248, respectively)                               $ 70,135,644    $ 82,420,868
________________________________________________________________________________________________________
========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM V.I. UTILITIES FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Utilities Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-one separate portfolios, (each constituting a "Fund"). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

  The Fund's investment objectives are capital growth and income.

  The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products").

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.


AIM V.I. UTILITIES FUND

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, management monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are available for issuance. Such events and transactions are monitored through the date of the report of independent registered public accounting firm for audited periods and 45 days from the period end date for all other periods.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. OTHER RISKS -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

        The Fund may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

        Government regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas, risks associated with power marketing and trading, and risks associated with nuclear power facilities may adversely affect the market value of the Fund's holdings.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.


AIM V.I. UTILITIES FUND

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The maximum risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. ("Invesco AIM" or the "Advisor"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of 0.60% of the Fund's average daily net assets.

  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 0.93% and Series II shares to 1.18% of average daily net assets, through at least April 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

  Further, the Advisor has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

  For the six months ended June 30, 2009, the Advisor waived advisory fees of $28,059.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2009, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco Aim for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by the participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2009, Invesco Aim was paid $24,795 for accounting and fund administrative services and reimbursed $66,834 for services provided by insurance companies.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2009, expenses incurred under the Plan are detailed in the Statement of Operations as distribution fees.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.


AIM V.I. UTILITIES FUND

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                 LEVEL 1         LEVEL 2      LEVEL 3        TOTAL
---------------------------------------------------------------------------------------------------------------------
Equity Securities                                              $66,146,681     $3,753,343       $--       $69,900,024
_____________________________________________________________________________________________________________________
=====================================================================================================================



NOTE 4--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2009, the Fund paid legal fees of $1,525 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of December 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
December 31, 2009                                                                    $919,643
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


AIM V.I. UTILITIES FUND

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2009 was $4,832,659 and $16,358,832, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $10,718,998
-----------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (7,392,547)
===============================================================================================
Net unrealized appreciation of investment securities                                $ 3,326,451
_______________________________________________________________________________________________
===============================================================================================
Cost of investments for tax purposes is $66,573,573.


NOTE 8--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
                                                             -----------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   JUNE 30, 2009(a)               DECEMBER 31, 2008
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                      356,315     $  4,398,884      1,346,697     $ 28,997,020
------------------------------------------------------------------------------------------------------------------------
  Series II                                                       7,570           94,404         26,485          551,996
========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                           --               --      1,077,799       13,989,824
------------------------------------------------------------------------------------------------------------------------
  Series II                                                          --               --         22,659          292,293
========================================================================================================================
Reacquired:
  Series I                                                   (1,273,928)     (15,738,821)    (2,890,405)     (56,861,198)
------------------------------------------------------------------------------------------------------------------------
  Series II                                                     (18,643)        (219,819)       (58,398)      (1,206,774)
========================================================================================================================
     Net increase (decrease) in share activity                 (928,686)    $(11,465,352)      (475,163)    $(14,236,839)
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 58% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and or Invesco Aim affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


AIM V.I. UTILITIES FUND

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET              ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,       NET         (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                           BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                           OF PERIOD   INCOME(a)   UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
SERIES I
Six months ended 06/30/09    $13.38      $0.23        $(0.20)      $ 0.03      $   --        $   --         $   --       $13.41
Year ended 12/31/08           23.97       0.52         (8.36)       (7.84)      (0.59)        (2.16)         (2.75)       13.38
Year ended 12/31/07           21.23       0.47          3.94         4.41       (0.47)        (1.20)         (1.67)       23.97
Year ended 12/31/06           17.83       0.47          4.06         4.53       (0.70)        (0.43)         (1.13)       21.23
Year ended 12/31/05           15.61       0.42          2.21         2.63       (0.41)           --          (0.41)       17.83
Year ended 12/31/04           12.95       0.42          2.57         2.99       (0.33)           --          (0.33)       15.61
---------------------------------------------------------------------------------------------------------------------------------
SERIES II
Six months ended 06/30/09     13.30       0.22         (0.21)        0.01          --            --             --        13.31
Year ended 12/31/08           23.80       0.46         (8.28)       (7.82)      (0.52)        (2.16)         (2.68)       13.30
Year ended 12/31/07           21.12       0.41          3.91         4.32       (0.44)        (1.20)         (1.64)       23.80
Year ended 12/31/06           17.76       0.42          4.06         4.48       (0.69)        (0.43)         (1.12)       21.12
Year ended 12/31/05           15.57       0.38          2.20         2.58       (0.39)           --          (0.39)       17.76
Year ended 12/31/04(e)        12.63       0.26          2.68         2.94          --            --             --        15.57
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                                          RATIO OF          RATIO OF
                                                          EXPENSES          EXPENSES
                                                         TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                                                         NET ASSETS      ASSETS WITHOUT   INVESTMENT
                                        NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS       INCOME
                             TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE    PORTFOLIO
                           RETURN(b)  (000S OMITTED)      ABSORBED          ABSORBED      NET ASSETS   TURNOVER(c)
------------------------------------------------------------------------------------------------------------------
SERIES I
Six months ended 06/30/09      0.22%     $ 68,565           0.93%(d)          1.01%(d)       3.77%(d)        7%
Year ended 12/31/08          (32.35)       80,704           0.93              0.96           2.53           15
Year ended 12/31/07           20.64       155,748           0.93              0.94           1.97           30
Year ended 12/31/06           25.46       139,080           0.93              0.96           2.40           38
Year ended 12/31/05           16.83       114,104           0.93              0.96           2.49           49
Year ended 12/31/04           23.65       159,554           1.01              1.01           3.09           52
------------------------------------------------------------------------------------------------------------------
SERIES II
Six months ended 06/30/09      0.08         1,571           1.18(d)           1.26(d)        3.52(d)         7
Year ended 12/31/08          (32.51)        1,717           1.18              1.21           2.28           15
Year ended 12/31/07           20.32         3,293           1.18              1.19           1.72           30
Year ended 12/31/06           25.25         2,462           1.18              1.21           2.15           38
Year ended 12/31/05           16.55           801           1.18              1.21           2.24           49
Year ended 12/31/04(e)        23.28           602           1.28(f)           1.28(f)        2.82(f)        52
__________________________________________________________________________________________________________________
==================================================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $69,397 and $1,515 for Series I and Series II, respectively.
(e)  Commencement date of April 30, 2004.
(f)  Annualized.


AIM V.I. UTILITIES FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

  The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
    Series I        $1,000.00      $1,002.20       $4.62       $1,020.18       $4.66        0.93%
---------------------------------------------------------------------------------------------------
    Series II        1,000.00       1,000.80        5.85        1,018.94        5.91        1.18
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009 through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM V.I. UTILITIES FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the Board) of AIM        In addition to their meetings             was controlling. Each Trustee may have
Variable Insurance Funds is required under   throughout the year, the Sub-Committees      evaluated the information provided
the Investment Company Act of 1940 to        meet at designated contract renewal          differently from another Trustee and
approve annually the renewal of the AIM      meetings each year to conduct an in-depth    attributed different weight to the various
V.I. Utilities Fund (the Fund) investment    review of the performance, fees, expenses    factors. The Trustees recognized that the
advisory agreement with Invesco Aim          and other matters related to their           advisory arrangements and resulting
Advisors, Inc. (Invesco Aim) and the         assigned funds. During the contract          advisory fees for the Fund and the other
Master Intergroup Sub-Advisory Contract      renewal process, the Trustees receive        AIM Funds are the result of years of
for Mutual Funds (the sub-advisory           comparative performance and fee data         review and negotiation between the
contracts) with Invesco Asset Management     regarding the AIM Funds prepared by an       Trustees and Invesco Aim, that the
Deutschland GmbH, Invesco Asset Management   independent company, Lipper, Inc.            Trustees may focus to a greater extent on
Limited, Invesco Asset Management (Japan)    (Lipper), under the direction and            certain aspects of these arrangements in
Limited, Invesco Australia Limited,          supervision of the Senior Officer who also   some years than in others, and that the
Invesco Global Asset Management (N.A.),      prepares a separate analysis of this         Trustees' deliberations and conclusions in
Inc., Invesco Hong Kong Limited, Invesco     information for the Trustees. Each           a particular year may be based in part on
Institutional (N.A.), Inc., Invesco Senior   Sub-Committee then makes recommendations     their deliberations and conclusions
Secured Management, Inc. and Invesco         to the Investments Committee regarding the   regarding these same arrangements
Trimark Ltd. (collectively, the Affiliated   fees and expenses of their assigned funds.   throughout the year and in prior years.
Sub-Advisers). During contract renewal       The Investments Committee considers each
meetings held on June 16-17, 2009, the       Sub-Committee's recommendations and makes       The discussion below serves as a
Board as a whole, and the disinterested or   its own recommendations regarding the fees   summary of the Senior Officer's
"independent" Trustees voting separately,    and expenses of the AIM Funds to the full    independent written evaluation with
approved the continuance of the Fund's       Board. The Investments Committee also        respect to the Fund's investment advisory
investment advisory agreement and the        considers each Sub-Committee's               agreement as well as a discussion of the
sub-advisory contracts for another year,     recommendations in making its annual         material factors and related conclusions
effective July 1, 2009. In doing so, the     recommendation to the Board whether to       that formed the basis for the Board's
Board determined that the Fund's             approve the continuance of each AIM Fund's   approval of the Fund's investment advisory
investment advisory agreement and the        investment advisory agreement and            agreement and sub-advisory contracts.
sub-advisory contracts are in the best       sub-advisory contracts for another year.     Unless otherwise stated, information set
interests of the Fund and its shareholders                                                forth below is as of June 17, 2009, and
and that the compensation to Invesco Aim        The independent Trustees met separately   does not reflect any changes that may have
and the Affiliated Sub-Advisers under the    during their evaluation of the Fund's        occurred since that date, including but
Fund's investment advisory agreement and     investment advisory agreement and            not limited to changes to the Fund's
sub-advisory contracts is fair and           sub-advisory contracts with independent      performance, advisory fees, expense
reasonable.                                  legal counsel. The independent Trustees      limitations and/or fee waivers.
                                             were also assisted in their annual
THE BOARD'S FUND EVALUATION PROCESS The      evaluation of the Fund's investment          FACTORS AND CONCLUSIONS AND SUMMARY OF
Board's Investments Committee has            advisory agreement by the Senior Officer.    INDEPENDENT WRITTEN FEE EVALUATION
established three Sub-Committees that are    One responsibility of the Senior Officer
responsible for overseeing the management    is to manage the process by which the AIM       A. Nature, Extent and Quality of
of a number of the series portfolios of      Funds' proposed management fees are                Services Provided by Invesco Aim
the AIM Funds. This Sub-Committee            negotiated during the annual contract
structure permits the Trustees to focus on   renewal process to ensure that they are      The Board reviewed the advisory services
the performance of the AIM Funds that have   negotiated in a manner that is at arms'      provided to the Fund by Invesco Aim under
been assigned to them. The Sub-Committees    length and reasonable. Accordingly, the      the Fund's investment advisory agreement,
meet throughout the year to review the       Senior Officer must either supervise a       the performance of Invesco Aim in
performance of their assigned funds, and     competitive bidding process or prepare an    providing these services, and the
the Sub-Committees review monthly and        independent written evaluation. The Senior   credentials and experience of the officers
quarterly comparative performance            Officer recommended that an independent      and employees of Invesco Aim who provide
information and periodic asset flow data     written evaluation be provided and, at the   these services. The Board's review of the
for their assigned funds. These materials    direction of the Board, prepared an          qualifications of Invesco Aim to provide
are prepared under the direction and         independent written evaluation.              these services included the Board's
supervision of the independent Senior                                                     consideration of Invesco Aim's portfolio
Officer, an officer of the AIM Funds who        During the annual contract renewal        and product review process, various back
reports directly to the independent          process, the Board considered the factors    office support functions provided by
Trustees. Over the course of each year,      discussed below in evaluating the fairness   Invesco Aim and its affiliates, and
the Sub-Committees meet with portfolio       and reasonableness of the Fund's             Invesco Aim's equity and fixed income
managers for their assigned funds and        investment advisory agreement and            trading operations. The Board concluded
other members of management and review       sub-advisory contracts. The Board            that the nature, extent and quality of the
with these individuals the performance,      considered all of the information provided   advisory services provided to the Fund by
investment objective(s), policies,           to them, including information provided at   Invesco Aim are appropriate and that
strategies and limitations of these funds.   their meetings throughout the year as part   Invesco Aim currently is providing
                                             of their ongoing oversight of the Fund,      satisfactory advisory services in
                                             and did not identify any particular factor   accordance with the terms of the Fund's
                                             that                                         investment advisory agreement. In
                                                                                          addition, based on their

AIM V.I. UTILITIES FUND                                                                                                    continued

ongoing meetings throughout the year with       The Board considered fund performance     least one year old and that other data did
the Fund's portfolio manager or managers,    as a relevant factor in considering          not reflect the market downturn that
the Board concluded that these individuals   whether to approve the investment advisory   occurred in the fourth quarter of 2008.
are competent and able to continue to        agreement. The Board did not view fund
carry out their responsibilities under the   performance as a relevant factor in             The Board also compared the Fund's
Fund's investment advisory agreement.        considering whether to approve the           effective fee rate (the advisory fee after
                                             sub-advisory contracts for the Fund, as no   any advisory fee waivers and before any
   In determining whether to continue the    Affiliated Sub-Adviser currently manages     expense limitations/waivers) to the
Fund's investment advisory agreement, the    assets of the Fund.                          advisory fee rates of other domestic
Board considered the prior relationship                                                   clients of Invesco Aim and its affiliates
between Invesco Aim and the Fund, as well       The Board compared the Fund's             with investment strategies comparable to
as the Board's knowledge of Invesco Aim's    performance during the past one, three and   those of the Fund, including one mutual
operations, and concluded that it is         five calendar years to the performance of    fund advised by Invesco Aim. The Board
beneficial to maintain the current           all funds in the Lipper performance          noted that the Fund's rate was below the
relationship, in part, because of such       universe that are not managed by Invesco     effective fee rate for the other mutual
knowledge. The Board also considered the     Aim or an affiliated Sub-Adviser and         fund.
steps that Invesco Aim and its affiliates    against the Lipper VA Underlying Funds -
continue to take to improve the quality      Utility Index. The Board noted that the         The Board noted that Invesco Aim has
and efficiency of the services they          Fund's performance was in the first          contractually agreed to waive fees and/or
provide to the AIM Funds in the areas of     quintile of its Lipper performance           limit expenses of the Fund through at
investment performance, product line         universe for the one year period, the        least April 30, 2010 in an amount
diversification, distribution, fund          third quintile for the three year period     necessary to limit total annual operating
operations, shareholder services and         and the second quintile for the five year    expenses to a specified percentage of
compliance. The Board concluded that the     period (the first quintile being the best    average daily net assets for each class of
quality and efficiency of the services       performing funds and the fifth quintile      the Fund. The Board also considered the
Invesco Aim and its affiliates provide to    being the worst performing funds). The       effect this expense limitation would have
the AIM Funds in each of these areas         Board noted that the Fund's performance      on the Fund's estimated total expenses.
support the Board's approval of the          was above the performance of the Index for
continuance of the Fund's investment         the one, three and five year periods.           The Board also considered the services
advisory agreement.                          Although the independent written             provided by the Affiliated Sub-Advisers
                                             evaluation of the Fund's Senior Officer      pursuant to the sub-advisory contracts and
   B. Nature, Extent and Quality of          only considered Fund performance through     the services provided by Invesco Aim
      Services Provided by Affiliated        the most recent calendar year, the Board     pursuant to the Fund's advisory agreement,
      Sub-Advisers                           also reviewed more recent Fund performance   as well as the allocation of fees between
                                             and this review did not change their         Invesco Aim and the Affiliated
The Board reviewed the services provided     conclusions. The Board noted that, in        Sub-Advisers pursuant to the sub-advisory
by the Affiliated Sub-Advisers under the     response to the Board's focus on fund        contracts. The Board noted that the
sub-advisory contracts and the credentials   performance, Invesco Aim has taken a         sub-advisory fees have no direct effect on
and experience of the officers and           number of actions intended to improve the    the Fund or its shareholders, as they are
employees of the Affiliated Sub-Advisers     investment process for the funds.            paid by Invesco Aim to the Affiliated
who provide these services. The Board                                                     Sub-Advisers, and that Invesco Aim and the
concluded that the nature, extent and           D. Advisory and Sub-Advisory Fees and     Affiliated Sub-Advisers are affiliates.
quality of the services provided by the            Fee Waivers
Affiliated Sub-Advisers are appropriate.                                                     After taking account of the Fund's
The Board noted that the Affiliated          The Board compared the Fund's contractual    contractual advisory fee rate, the
Sub-Advisers, which have offices and         advisory fee rate to the contractual         contractual sub-advisory fee rate, the
personnel that are geographically            advisory fee rates of funds in the Fund's    comparative advisory fee information
dispersed in financial centers around the    Lipper expense group that are not managed    discussed above, the expense limitations
world, can provide research and other        by Invesco Aim or an Affiliated              and other relevant factors, the Board
information and make recommendations on      Sub-Adviser, at a common asset level. The    concluded that the Fund's advisory and
the markets and economies of various         Board noted that the Fund's contractual      sub-advisory fees are fair and reasonable.
countries and securities of companies        advisory fee rate was below the median
located in such countries or on various      contractual advisory fee rate of funds in       E. Economies of Scale and Breakpoints
types of investments and investment          its expense group. The Board also reviewed
techniques. The Board concluded that the     the methodology used by Lipper in            The Board considered the extent to
sub-advisory contracts benefit the Fund      determining contractual fee rates, which     which there are economies of scale in the
and its shareholders by permitting Invesco   includes using audited financial data from   provision of advisory services to the
Aim to utilize the additional resources      the most recent annual report of each fund   Fund. The Board also considered whether
and talent of the Affiliated Sub-Advisers    in the expense group that was publicly       the Fund benefits from such economies of
in managing the Fund.                        available as of the end of the past          scale through contractual breakpoints in
                                             calendar year. The Board noted that some     the Fund's advisory fee schedule. The
   C. Fund Performance                       comparative data was at                      Board noted that the Fund's contractual
                                                                                          advisory fee schedule does not include any
                                                                                          breakpoints. The Board noted that the Fund
                                                                                          shares directly in economies of scale
                                                                                          through lower fees charged by third

AIM V.I. UTILITIES FUND                                                                                                    continued

party service providers based on the         services to the Fund. The Board considered
combined size of all of the AIM Funds and    the performance of Invesco Aim and its
affiliates.                                  affiliates in providing these services and
                                             the organizational structure employed by
   F. Profitability and Financial            Invesco Aim and its affiliates to provide
      Resources                              these services. The Board also considered
                                             that these services are provided to the
The Board reviewed information from          Fund pursuant to written contracts that
Invesco Aim concerning the costs of the      are reviewed and approved on an annual
advisory and other services that Invesco     basis by the Board. The Board concluded
Aim and its affiliates provide to the Fund   that Invesco Aim and its affiliates are
and the profitability of Invesco Aim and     providing these services in a satisfactory
its affiliates in providing these            manner and in accordance with the terms of
services. The Board also reviewed            their contracts, and are qualified to
information concerning the financial         continue to provide these services to the
condition of Invesco Aim and its             Fund.
affiliates. The Board reviewed with
Invesco Aim the methodology used to             The Board considered the benefits
prepare the profitability information. The   realized by Invesco Aim and the Affiliated
Board considered the overall profitability   Sub-Advisers as a result of portfolio
of Invesco Ltd., the ultimate parent of      brokerage transactions executed through
Invesco Aim and the Affiliated               "soft dollar" arrangements. The Board
Sub-Advisers, and of Invesco Aim, as well    noted that soft dollar arrangements shift
as the profitability of Invesco Aim in       the payment obligation for research and
connection with managing the Fund. The       execution services from Invesco Aim and
Board noted that Invesco Aim continues to    the Affiliated Sub-Advisers to the funds
operate at a net profit, although the        and therefore may reduce Invesco Aim's and
reduction of assets under management as a    the Affiliated Sub-Advisers' expenses. The
result of market movements and the           Board concluded that Invesco Aim's and the
increase in voluntary fee waivers for        Affiliated Sub-Advisers' soft dollar
affiliated money market funds have reduced   arrangements are appropriate. The Board
the profitability of Invesco Aim and its     also concluded that, based on their review
affiliates. The Board concluded that the     and representations made by the Chief
Fund's fees are fair and reasonable, and     Compliance Officer of Invesco Aim, these
that the level of profits realized by        arrangements are consistent with
Invesco Aim and its affiliates from          regulatory requirements.
providing services to the Fund is not
excessive in light of the nature, quality       The Board considered the fact that the
and extent of the services provided. The     Fund's uninvested cash and cash collateral
Board considered whether Invesco Aim is      from any securities lending arrangements
financially sound and has the resources      may be invested in money market funds
necessary to perform its obligations under   advised by Invesco Aim pursuant to
the Fund's investment advisory agreement,    procedures approved by the Board. The
and concluded that Invesco Aim has the       Board noted that Invesco Aim will receive
financial resources necessary to fulfill     advisory fees from these affiliated money
these obligations. The Board also            market funds attributable to such
considered whether each Affiliated           investments, although Invesco Aim has
Sub-Adviser is financially sound and has     contractually agreed to waive through at
the resources necessary to perform its       least June 30, 2010, the advisory fees
obligations under the sub-advisory           payable by the Fund in an amount equal to
contracts, and concluded that each           100% of the net advisory fee Invesco Aim
Affiliated Sub-Adviser has the financial     receives from the affiliated money market
resources necessary to fulfill these         funds with respect to the Fund's
obligations.                                 investment in the affiliated money market
                                             funds of uninvested cash, but not cash
   G. Collateral Benefits to Invesco Aim     collateral. The Board concluded that the
      and its Affiliates                     Fund's investment of uninvested cash and
                                             cash collateral from any securities
The Board considered various other           lending arrangements in the affiliated
benefits received by Invesco Aim and its     money market funds is in the best
affiliates resulting from Invesco Aim's      interests of the Fund and its
relationship with the Fund, including the    shareholders.
fees received by Invesco Aim and its
affiliates for their provision of
administrative, transfer agency and
distribution

AIM V.I. UTILITIES FUND

ITEM 2.  CODE OF ETHICS.

         There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

         Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of June 15, 2009, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 15, 2009, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and
         (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1) Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Variable Insurance Funds


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: August 26, 2009

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: August 26, 2009


By: /s/ Sheri Morris
    ---------------------------------
    Sheri Morris
    Principal Financial Officer

Date: August 26, 2009

                                  EXHIBIT INDEX

12(a)(1) Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.